UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Fund Performance Overview

iSHARES® S&P 100 ETF

Performance as of September 30, 2013

The iShares S&P 100 ETF (the “Fund”), formerly the iShares S&P 100 Index Fund, seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.32%, net of fees, while the total return for the Index was 7.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.18%	15.27%	15.45%	15.18%	15.27%	15.45%
5 Years	8.96%	9.27%	9.16%	53.57%	55.76%	54.96%
10 Years	6.36%	6.35%	6.55%	85.22%	85.01%	88.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.20	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	21.71%
Financials	15.14
Health Care	12.56
Energy	11.79
Consumer Staples	11.63
Consumer Discretionary	10.52
Industrials	10.16
Telecommunication Services	3.38
Materials	2.05
Utilities	0.89
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	4.67%
Exxon Mobil Corp.	4.09
Microsoft Corp.	2.72
Google Inc. Class A	2.64
Johnson & Johnson	2.64
General Electric Co.	2.63
Chevron Corp.	2.53
Procter & Gamble Co. (The)	2.23
Berkshire Hathaway Inc. Class B	2.20
Wells Fargo & Co.	2.15

TOTAL	28.50%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P 500 GROWTH ETF

Performance as of September 30, 2013

The iShares S&P 500 Growth ETF (the “Fund”), formerly the iShares S&P 500 Growth Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 9.14%, net of fees, while the total return for the Index was 9.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.78%	16.88%	17.00%	16.78%	16.88%	17.00%
5 Years	11.39%	11.41%	11.58%	71.52%	71.66%	72.96%
10 Years	7.39%	7.38%	7.57%	103.97%	103.81%	107.44%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,091.40	$0.94	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	26.80%
Consumer Discretionary	17.74
Health Care	16.75
Consumer Staples	10.21
Financials	9.20
Industrials	8.34
Energy	6.33
Materials	3.29
Telecommunication Services	1.09
Utilities	0.13
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	5.60%
Google Inc. Class A	3.17
Exxon Mobil Corp.	2.64
Bank of America Corp.	1.92
Coca-Cola Co. (The)	1.87
Philip Morris International Inc.	1.81
Merck & Co. Inc.	1.80
Microsoft Corp.	1.79
Johnson & Johnson	1.67
PepsiCo Inc.	1.58

TOTAL	23.85%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 500 VALUE ETF

Performance as of September 30, 2013

The iShares S&P 500 Value ETF (the “Fund”), formerly the iShares S&P 500 Value Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.22%, net of fees, while the total return for the Index was 7.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.90%	21.95%	22.15%	21.90%	21.95%	22.15%
5 Years	8.24%	8.16%	8.38%	48.57%	48.01%	49.53%
10 Years	7.35%	7.34%	7.49%	103.16%	103.01%	105.99%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.20	$0.94	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	23.74%
Energy	14.84
Industrials	13.24
Consumer Staples	9.83
Health Care	9.05
Information Technology	8.31
Consumer Discretionary	6.81
Utilities	6.38
Telecommunication Services	3.84
Materials	3.76
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

General Electric Co.	3.36%
Chevron Corp.	3.24
Berkshire Hathaway Inc. Class B	2.82
Wells Fargo & Co.	2.76
J.P. Morgan Chase & Co.	2.69
AT&T Inc.	2.48
Exxon Mobil Corp.	2.41
Citigroup Inc.	2.04
Wal-Mart Stores Inc.	1.66
Johnson & Johnson	1.59

TOTAL	25.05%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of September 30, 2013

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”), formerly the iShares S&P MidCap 400 Growth Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 9.10%, net of fees, while the total return for the Index was 9.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.57%	25.64%	25.80%	25.57%	25.64%	25.80%
5 Years	13.95%	13.99%	14.15%	92.14%	92.47%	93.82%
10 Years	10.62%	10.61%	10.81%	174.41%	174.18%	179.06%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,091.00	$1.31	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	20.95%
Consumer Discretionary	20.61
Financials	18.09
Industrials	16.11
Health Care	9.11
Materials	6.01
Energy	4.60
Consumer Staples	3.30
Telecommunication Services	0.62
Utilities	0.47
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Alliance Data Systems Corp.	1.46%
Affiliated Managers Group Inc.	1.37
LKQ Corp.	1.36
Tractor Supply Co.	1.33
Equinix Inc.	1.29
HollyFrontier Corp.	1.20
Polaris Industries Inc.	1.18
Trimble Navigation Ltd.	1.08
ResMed Inc.	1.07
B/E Aerospace Inc.	1.03

TOTAL	12.37%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of September 30, 2013

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”), formerly the iShares S&P MidCap 400 Value Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.93%, net of fees, while the total return for the Index was 8.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.38%	29.46%	29.66%	29.38%	29.46%	29.66%
5 Years	11.81%	11.81%	12.02%	74.74%	74.78%	76.37%
10 Years	10.60%	10.58%	10.80%	173.88%	173.26%	178.80%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,079.30	$1.30	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	26.86%
Industrials	16.21
Information Technology	11.64
Utilities	9.36
Health Care	8.66
Materials	8.02
Consumer Discretionary	7.62
Energy	6.79
Consumer Staples	4.30
Telecommunication Services	0.41
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

SL Green Realty Corp.	1.11%
Rock-Tenn Co. Class A	1.03
OGE Energy Corp.	1.01
Everest Re Group Ltd.	0.99
Towers Watson & Co. Class A	0.97
Universal Health Services Inc. Class B	0.94
New York Community Bancorp Inc.	0.94
National Fuel Gas Co.	0.81
Omnicare Inc.	0.81
Avnet Inc.	0.81

TOTAL	9.42%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of September 30, 2013

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”), formerly the iShares S&P SmallCap 600 Growth Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 15.77%, net of fees, while the total return for the Index was 15.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.20%	31.30%	31.31%	31.20%	31.30%	31.31%
5 Years	13.27%	13.11%	13.38%	86.43%	85.17%	87.34%
10 Years	11.38%	11.39%	11.53%	193.93%	194.08%	197.90%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,157.70	$1.35	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	22.51%
Financials	19.94
Consumer Discretionary	17.11
Health Care	14.53
Industrials	11.93
Materials	5.41
Consumer Staples	4.29
Energy	3.80
Telecommunication Services	0.36
Utilities	0.19
Short-Term and Other Net Assets	(0.07)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Gulfport Energy Corp.	1.54%
Hain Celestial Group Inc.	1.14
FEI Co.	1.13
Brunswick Corp.	1.12
Align Technology Inc.	1.05
Old Dominion Freight Line Inc.	0.99
Questcor Pharmaceuticals Inc.	0.99
Toro Co. (The)	0.96
MAXIMUS Inc.	0.95
Portfolio Recovery Associates Inc.	0.94

TOTAL	10.81%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of September 30, 2013

The iShares S&P Small-Cap 600 Value ETF (the “Fund”), formerly the iShares S&P SmallCap 600 Value Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 14.23%, net of fees, while the total return for the Index was 14.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.52%	31.56%	31.78%	31.52%	31.56%	31.78%
5 Years	11.32%	11.15%	11.48%	70.98%	69.65%	72.17%
10 Years	10.55%	10.56%	10.73%	172.65%	172.87%	177.09%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,142.30	$1.34	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	22.14%
Industrials	18.57
Consumer Discretionary	15.03
Information Technology	14.30
Utilities	6.74
Health Care	6.37
Materials	6.32
Energy	5.75
Consumer Staples	4.25
Telecommunication Services	0.41
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Centene Corp.	1.07%
Casey’s General Stores Inc.	0.87
ProAssurance Corp.	0.86
LaSalle Hotel Properties	0.84
Moog Inc. Class A	0.82
Bristow Group Inc.	0.81
EMCOR Group Inc.	0.81
Live Nation Entertainment Inc.	0.80
Piedmont Natural Gas Co.	0.77
Cracker Barrel Old Country Store Inc.	0.75

TOTAL	8.40%

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.52%
Boeing Co. (The)	290,994	$34,191,795
General Dynamics Corp.	139,350	12,195,912
Honeywell International Inc.	329,044	27,323,814
Lockheed Martin Corp.	113,022	14,415,956
Raytheon Co.	135,206	10,420,326
United Technologies Corp.	353,891	38,156,528

		136,704,331
AIR FREIGHT & LOGISTICS — 1.08%
FedEx Corp.	124,577	14,215,481
United Parcel Service Inc. Class B	302,897	27,675,699

		41,891,180
AUTOMOBILES — 1.08%
Ford Motor Co.	1,651,711	27,864,365
General Motors Co.[a]	394,593	14,193,510

		42,057,875
BEVERAGES — 2.88%
Coca-Cola Co. (The)	1,598,398	60,547,316
PepsiCo Inc.	646,571	51,402,395

		111,949,711
BIOTECHNOLOGY — 1.95%
Amgen Inc.	315,842	35,355,354
Gilead Sciences Inc.[a,b]	641,718	40,325,559

		75,680,913
CAPITAL MARKETS — 1.49%
Bank of New York Mellon Corp. (The)	482,341	14,561,875
Goldman Sachs Group Inc. (The)	175,104	27,703,204
Morgan Stanley	582,995	15,711,715

		57,976,794
CHEMICALS — 1.68%
Dow Chemical Co. (The)	507,385	19,483,584
E.I. du Pont de Nemours and Co.	387,147	22,671,328
Monsanto Co.	223,505	23,327,217

		65,482,129
COMMERCIAL BANKS — 2.88%
U.S. Bancorp	771,115	28,207,387
Wells Fargo & Co.	2,025,782	83,705,312

		111,912,699

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.60%
Cisco Systems Inc.	2,247,832	$52,644,225
QUALCOMM Inc.	719,196	48,445,043

		101,089,268
COMPUTERS & PERIPHERALS — 5.68%
Apple Inc.	380,892	181,590,261
EMC Corp.	872,401	22,298,570
Hewlett-Packard Co.	805,724	16,904,089

		220,792,920
CONSUMER FINANCE — 1.19%
American Express Co.	388,989	29,376,449
Capital One Financial Corp.	245,402	16,868,934

		46,245,383
DIVERSIFIED FINANCIAL SERVICES — 7.49%
Bank of America Corp.	4,504,067	62,156,124
Berkshire Hathaway Inc. Class Ba	754,620	85,656,916
Citigroup Inc.	1,274,951	61,847,873
J.P. Morgan Chase & Co.	1,578,146	81,574,367

		291,235,280
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.38%
AT&T Inc.	2,226,642	75,305,032
Verizon Communications Inc.	1,199,744	55,980,055

		131,285,087
ELECTRIC UTILITIES — 0.89%
American Electric Power Co. Inc.	204,077	8,846,738
Exelon Corp.	359,112	10,644,079
Southern Co. (The)	366,382	15,087,611

		34,578,428
ELECTRICAL EQUIPMENT — 0.50%
Emerson Electric Co.	299,569	19,382,114

		19,382,114
ENERGY EQUIPMENT & SERVICES — 2.06%
Halliburton Co.	354,511	17,069,705
National Oilwell Varco Inc.	179,235	14,000,046
Schlumberger Ltd.	554,748	49,017,533

		80,087,284
FOOD & STAPLES RETAILING — 3.10%
Costco Wholesale Corp.	183,079	21,076,054
CVS Caremark Corp.	514,994	29,225,910
Wal-Mart Stores Inc.	682,426	50,472,227
Walgreen Co.	364,501	19,610,154

		120,384,345

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2013

Security	Shares	Value

FOOD PRODUCTS — 0.60%
Mondelez International Inc. Class A	746,545	$23,456,444

		23,456,444
HEALTH CARE EQUIPMENT & SUPPLIES — 1.51%
Abbott Laboratories	651,566	21,625,476
Baxter International Inc.	227,563	14,948,613
Medtronic Inc.	418,193	22,268,777

		58,842,866
HEALTH CARE PROVIDERS & SERVICES — 0.78%
UnitedHealth Group Inc.	426,250	30,523,762

		30,523,762
HOTELS, RESTAURANTS & LEISURE — 1.66%
McDonald’s Corp.	419,100	40,321,611
Starbucks Corp.	315,027	24,247,628

		64,569,239
HOUSEHOLD PRODUCTS — 2.80%
Colgate-Palmolive Co.	369,480	21,910,164
Procter & Gamble Co. (The)	1,148,230	86,794,706

		108,704,870
INDUSTRIAL CONGLOMERATES — 3.46%
3M Co.	272,215	32,505,193
General Electric Co.	4,269,566	101,999,932

		134,505,125
INSURANCE — 1.59%
Allstate Corp. (The)	194,301	9,821,915
American International Group Inc.	618,963	30,100,171
MetLife Inc.	469,487	22,042,415

		61,964,501
INTERNET & CATALOG RETAIL — 1.25%
Amazon.com Inc.[a]	155,154	48,507,346

		48,507,346
INTERNET SOFTWARE & SERVICES — 3.34%
eBay Inc.[a]	488,457	27,251,016
Google Inc. Class Aa,b	117,277	102,724,097

		129,975,113
IT SERVICES — 4.38%
Accenture PLC Class A	270,357	19,909,090
International Business Machines Corp.	431,706	79,943,317
MasterCard Inc. Class A	43,491	29,259,875

Security	Shares	Value

Visa Inc. Class A	216,414	$41,356,715

		170,468,997
MACHINERY — 0.57%
Caterpillar Inc.	266,734	22,237,614

		22,237,614
MEDIA — 3.80%
Comcast Corp. Class A	1,096,539	49,508,736
Time Warner Inc.	385,713	25,383,773
Twenty-First Century Fox Inc. Class A	832,711	27,895,818
Walt Disney Co. (The)	696,548	44,920,380

		147,708,707
METALS & MINING — 0.37%
Freeport-McMoRan Copper & Gold Inc.	435,133	14,394,200

		14,394,200
MULTILINE RETAIL — 0.44%
Target Corp.	264,600	16,929,108

		16,929,108
OIL, GAS & CONSUMABLE FUELS — 9.72%
Anadarko Petroleum Corp.	210,761	19,598,665
Apache Corp.	169,305	14,414,628
Chevron Corp.	810,006	98,415,729
ConocoPhillips	512,747	35,641,044
Devon Energy Corp.	160,004	9,241,831
Exxon Mobil Corp.	1,845,388	158,777,184
Occidental Petroleum Corp.	337,819	31,599,589
Williams Companies Inc. (The)	286,430	10,414,595

		378,103,265
PHARMACEUTICALS — 8.31%
AbbVie Inc.	664,693	29,731,718
Bristol-Myers Squibb Co.	690,225	31,943,613
Eli Lilly and Co.	415,662	20,920,269
Johnson & Johnson	1,181,481	102,422,588
Merck & Co. Inc.	1,226,887	58,412,090
Pfizer Inc.	2,775,568	79,686,557

		323,116,835
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.50%
Simon Property Group Inc.[b]	130,109	19,286,057

		19,286,057
ROAD & RAIL — 1.04%
Norfolk Southern Corp.	130,790	10,116,607

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2013

Security	Shares	Value

Union Pacific Corp.	194,466	$30,208,348

		40,324,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.71%
Intel Corp.	2,088,705	47,873,119
Texas Instruments Inc.	461,671	18,591,491

		66,464,610
SOFTWARE — 4.00%
Microsoft Corp.	3,178,023	105,859,946
Oracle Corp.	1,494,938	49,587,094

		155,447,040
SPECIALTY RETAIL — 1.71%
Home Depot Inc. (The)	600,554	45,552,021
Lowe’s Companies Inc.	440,966	20,994,391

		66,546,412
TEXTILES, APPAREL & LUXURY GOODS — 0.59%
Nike Inc. Class B	313,554	22,776,562

		22,776,562
TOBACCO — 2.25%
Altria Group Inc.	840,351	28,866,057
Philip Morris International Inc.	678,575	58,757,809

		87,623,866

TOTAL COMMON STOCKS
(Cost: $3,788,620,708)		3,881,213,235

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	57,793,422	57,793,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,488,478	3,488,478
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,680,741	2,680,741

		63,962,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,962,641)		63,962,641

Value

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $3,852,583,349)	$3,945,175,876
Other Assets, Less Liabilities — (1.47)%	(57,272,913)

NET ASSETS — 100.00%	$3,887,902,963

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	709,663	$83,385,402	1.05%
Other securities[a]		71,265,217	0.90

		154,650,619	1.95
AIR FREIGHT & LOGISTICS
Other securities[a]		43,772,232	0.55

		43,772,232	0.55
AIRLINES
Other securities[a]		18,137,246	0.23

		18,137,246	0.23
AUTO COMPONENTS
Other securities[a]		28,723,817	0.36

		28,723,817	0.36
AUTOMOBILES
Other securities[a]		16,370,211	0.21

		16,370,211	0.21
BEVERAGES
Coca-Cola Co. (The)	3,898,141	147,661,581	1.87
PepsiCo Inc.	1,576,855	125,359,973	1.58
Other securities[a]		43,730,484	0.55

		316,752,038	4.00
BIOTECHNOLOGY
Amgen Inc.	770,287	86,225,927	1.09
Biogen Idec Inc.[b]	243,007	58,506,365	0.74
Celgene Corp.[b]	420,505	64,728,335	0.82
Gilead Sciences Inc.[b]	1,564,999	98,344,537	1.24
Other securities[a]		66,231,202	0.84

		374,036,366	4.73
BUILDING PRODUCTS
Other securities[a]		7,746,665	0.10

		7,746,665	0.10
CAPITAL MARKETS
BlackRock Inc.[c]	77,278	20,912,972	0.26
Other securities[a]		86,056,569	1.09

		106,969,541	1.35
CHEMICALS
Monsanto Co.	545,098	56,891,878	0.72
Other securities[a]		179,690,048	2.27

		236,581,926	2.99
COMMERCIAL BANKS
U.S. Bancorp	1,880,572	68,791,324	0.87

Security	Shares	Value	% of Net Assets

Other securities[a]		$37,148,401	0.47%

		105,939,725	1.34
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		22,937,532	0.29

		22,937,532	0.29
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,576,535	60,342,450	0.76
QUALCOMM Inc.	1,753,960	118,146,746	1.49
Other securities[a]		14,012,155	0.18

		192,501,351	2.43
COMPUTERS & PERIPHERALS
Apple Inc.	928,892	442,849,261	5.60
EMC Corp.	2,127,611	54,381,737	0.69
Other securities[a]		23,200,599	0.29

		520,431,597	6.58
CONSTRUCTION & ENGINEERING
Other securities[a]		6,035,474	0.08

		6,035,474	0.08
CONSTRUCTION MATERIALS
Other securities[a]		4,699,322	0.06

		4,699,322	0.06
CONSUMER FINANCE
American Express Co.	948,652	71,642,199	0.91
Other securities[a]		36,097,397	0.45

		107,739,596	1.36
CONTAINERS & PACKAGING
Other securities[a]		11,037,300	0.14

		11,037,300	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		3,297,575	0.04

		3,297,575	0.04
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	10,984,406	151,584,803	1.92
Other securities[a]		34,570,303	0.43

		186,155,106	2.35
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	1,375,184	64,166,085	0.81

		64,166,085	0.81

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

ELECTRICAL EQUIPMENT
Other securities[a]		$72,426,167	0.92%

		72,426,167	0.92
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		25,249,980	0.32

		25,249,980	0.32
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	825,281	72,921,829	0.92
Other securities[a]		30,981,961	0.39

		103,903,790	1.31
FOOD & STAPLES RETAILING
Other securities[a]		44,383,205	0.56

		44,383,205	0.56
FOOD PRODUCTS
Other securities[a]		63,084,871	0.80

		63,084,871	0.80
HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International Inc.	554,977	36,456,439	0.46
Other securities[a]		154,392,527	1.95

		190,848,966	2.41
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		38,030,720	0.48

		38,030,720	0.48
HEALTH CARE TECHNOLOGY
Other securities[a]		15,854,388	0.20

		15,854,388	0.20
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	531,496	51,135,230	0.65
Starbucks Corp.	768,294	59,135,589	0.75
Other securities[a]		65,347,010	0.82

		175,617,829	2.22
HOUSEHOLD DURABLES
Other securities[a]		30,088,881	0.38

		30,088,881	0.38
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,372,123	103,718,778	1.31
Other securities[a]		60,549,721	0.77

		164,268,499	2.08

Security	Shares	Value	% of Net Assets

INDUSTRIAL CONGLOMERATES
3M Co.	378,428	$45,188,087	0.57%
Other securities[a]		25,438,915	0.32

		70,627,002	0.89
INSURANCE
Other securities[a]		44,043,000	0.56

		44,043,000	0.56
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	378,404	118,304,226	1.50
Priceline.com Inc.[b]	52,668	53,244,715	0.67
Other securities[a]		31,086,245	0.39

		202,635,186	2.56
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	1,191,242	66,459,391	0.84
Google Inc. Class Ab	286,007	250,516,392	3.17
Other securities[a]		48,577,749	0.61

		365,553,532	4.62
IT SERVICES
International Business Machines Corp.	547,472	101,380,865	1.28
MasterCard Inc. Class A	106,072	71,363,120	0.90
Visa Inc. Class A	527,796	100,861,815	1.27
Other securities[a]		124,926,193	1.59

		398,531,993	5.04
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		14,747,780	0.19

		14,747,780	0.19
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		63,650,250	0.80

		63,650,250	0.80
MACHINERY
Other securities[a]		142,356,614	1.80

		142,356,614	1.80
MEDIA
Comcast Corp. Class A	2,674,205	120,740,356	1.53
Time Warner Inc.	940,678	61,906,019	0.78
Twenty-First Century Fox Inc. Class A	2,030,811	68,032,169	0.86
Walt Disney Co. (The)	1,189,095	76,684,737	0.97

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$163,733,559	2.07%

		491,096,840	6.21
METALS & MINING
Other securities[a]		7,635,110	0.10

		7,635,110	0.10
MULTI-UTILITIES
Other securities[a]		9,927,289	0.13

		9,927,289	0.13
MULTILINE RETAIL
Other securities[a]		39,903,660	0.50

		39,903,660	0.50
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	278,534	47,150,236	0.60
Exxon Mobil Corp.	2,430,244	209,098,194	2.64
Other securities[a]		140,932,252	1.78

		397,180,682	5.02
PERSONAL PRODUCTS
Other securities[a]		11,141,501	0.14

		11,141,501	0.14
PHARMACEUTICALS
AbbVie Inc.	1,621,048	72,509,477	0.92
Bristol-Myers Squibb Co.	942,656	43,626,120	0.55
Eli Lilly and Co.	1,013,712	51,020,125	0.64
Johnson & Johnson	1,527,130	132,386,900	1.67
Merck & Co. Inc.	2,992,114	142,454,548	1.80
Pfizer Inc.	3,993,712	114,659,471	1.45
Other securities[a]		85,710,579	1.09

		642,367,220	8.12
PROFESSIONAL SERVICES
Other securities[a]		15,608,577	0.20

		15,608,577	0.20
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		173,149,901	2.19

		173,149,901	2.19
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		3,948,869	0.05

		3,948,869	0.05
ROAD & RAIL
Union Pacific Corp.	474,275	73,673,879	0.93
Other securities[a]		7,497,940	0.10

		81,171,819	1.03

Security	Shares	Value	% of Net Assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	5,093,905	$116,752,303	1.48%
Other securities[a]		130,782,332	1.65

		247,534,635	3.13
SOFTWARE
Microsoft Corp.	4,262,790	141,993,535	1.79
Oracle Corp.	3,645,791	120,930,887	1.53
Other securities[a]		107,693,192	1.36

		370,617,614	4.68
SPECIALTY RETAIL
Home Depot Inc. (The)	1,464,631	111,092,261	1.40
Lowe’s Companies Inc.	1,075,421	51,200,794	0.65
TJX Companies Inc. (The)	731,316	41,238,909	0.52
Other securities[a]		105,643,959	1.34

		309,175,923	3.91
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		91,914,106	1.16

		91,914,106	1.16
TOBACCO
Altria Group Inc.	1,168,176	40,126,846	0.51
Philip Morris International Inc.	1,654,901	143,297,878	1.81
Other securities[a]		24,521,541	0.31

		207,946,265	2.63
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		24,447,583	0.31

		24,447,583	0.31
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		21,890,743	0.28

		21,890,743	0.28

TOTAL COMMON STOCKS
(Cost: $5,774,748,040)		7,901,242,314	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	138,701,452	138,701,452	1.75

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	8,372,181	$8,372,181	0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,267,815	7,267,815	0.09

		154,341,448	1.95

TOTAL SHORT-TERM INVESTMENTS
(Cost: $154,341,448)		154,341,448	1.95

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,929,089,488)		8,055,583,762	101.83
Other Assets, Less Liabilities		(144,670,885)	(1.83)

NET ASSETS		$7,910,912,877	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Honeywell International Inc.	335,213	$27,836,087	0.47%
United Technologies Corp.	693,329	74,754,733	1.26
Other securities[a]		106,995,391	1.79

		209,586,211	3.52
AIR FREIGHT & LOGISTICS
FedEx Corp.	244,067	27,850,486	0.47
United Parcel Service Inc. Class B	290,771	26,567,746	0.45
Other securities[a]		7,826,259	0.13

		62,244,491	1.05
AIRLINES
Other securities[a]		10,472,356	0.18

		10,472,356	0.18
AUTO COMPONENTS
Other securities[a]		27,832,720	0.47

		27,832,720	0.47
AUTOMOBILES
Ford Motor Co.	3,235,929	54,590,123	0.92
Other securities[a]		26,382,783	0.44

		80,972,906	1.36
BEVERAGES
Other securities[a]		18,386,659	0.31

		18,386,659	0.31
CAPITAL MARKETS
BlackRock Inc.[b]	41,377	11,197,444	0.19
Goldman Sachs Group Inc. (The)	343,060	54,275,523	0.91
Morgan Stanley	1,142,157	30,781,131	0.52
Other securities[a]		79,180,342	1.33

		175,434,440	2.95
CHEMICALS
Dow Chemical Co. (The)	994,029	38,170,714	0.64
LyondellBasell Industries NV Class A	367,998	26,948,494	0.45
Other securities[a]		61,851,262	1.04

		126,970,470	2.13

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
PNC Financial Services Group Inc. (The)[b]	436,564	$31,629,062	0.53%
Wells Fargo & Co.	3,968,819	163,991,601	2.76
Other securities[a]		64,008,938	1.07

		259,629,601	4.36
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		43,065,686	0.72

		43,065,686	0.72
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,334,025	54,662,866	0.92
Other securities[a]		22,164,601	0.37

		76,827,467	1.29
COMPUTERS & PERIPHERALS
Hewlett-Packard Co.	1,578,516	33,117,266	0.56
Other securities[a]		43,714,107	0.73

		76,831,373	1.29
CONSTRUCTION & ENGINEERING
Other securities[a]		15,772,268	0.27

		15,772,268	0.27
CONSTRUCTION MATERIALS
Other securities[a]		1,780,347	0.03

		1,780,347	0.03
CONSUMER FINANCE
Capital One Financial Corp.	480,778	33,048,680	0.56

		33,048,680	0.56
CONTAINERS & PACKAGING
Other securities[a]		17,328,462	0.29

		17,328,462	0.29
DISTRIBUTORS
Other securities[a]		10,288,399	0.17

		10,288,399	0.17
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		3,378,382	0.06

		3,378,382	0.06
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,478,419	167,815,341	2.82
Citigroup Inc.	2,497,829	121,169,685	2.04

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

J.P. Morgan Chase & Co.	3,091,829	$159,816,641	2.69%
Other securities[a]		46,613,410	0.78

		495,415,077	8.33
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,362,337	147,534,237	2.48
Verizon Communications Inc.	1,245,751	58,126,742	0.98
Other securities[a]		22,797,696	0.38

		228,458,675	3.84
ELECTRIC UTILITIES
Duke Energy Corp.	579,809	38,719,645	0.65
NextEra Energy Inc.	348,801	27,959,888	0.47
Southern Co. (The)	717,790	29,558,592	0.50
Other securities[a]		118,717,945	1.99

		214,956,070	3.61
ELECTRICAL EQUIPMENT
Other securities[a]		38,788,330	0.65

		38,788,330	0.65
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		36,268,079	0.61

		36,268,079	0.61
ENERGY EQUIPMENT & SERVICES
National Oilwell Varco Inc.	351,146	27,428,014	0.46
Schlumberger Ltd.	423,859	37,452,181	0.63
Other securities[a]		83,961,354	1.41

		148,841,549	2.50
FOOD & STAPLES RETAILING
CVS Caremark Corp.	1,008,947	57,257,742	0.96
Wal-Mart Stores Inc.	1,336,977	98,882,819	1.66
Walgreen Co.	714,099	38,418,526	0.65
Other securities[a]		62,415,288	1.05

		256,974,375	4.32
FOOD PRODUCTS
Mondelez International Inc. Class A	1,462,583	45,954,358	0.77
Other securities[a]		99,921,831	1.68

		145,876,189	2.45
GAS UTILITIES
Other securities[a]		13,490,231	0.23

		13,490,231	0.23

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		$98,762,502	1.66%

		98,762,502	1.66
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	835,088	59,800,652	1.01
Other securities[a]		160,434,239	2.69

		220,234,891	3.70
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	394,116	37,917,900	0.64
Other securities[a]		40,883,654	0.69

		78,801,554	1.33
HOUSEHOLD DURABLES
Other securities[a]		17,801,909	0.30

		17,801,909	0.30
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,147,270	86,722,139	1.46
Other securities[a]		32,724,017	0.55

		119,446,156	2.01
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		13,952,046	0.23

		13,952,046	0.23
INDUSTRIAL CONGLOMERATES
3M Co.	229,321	27,383,221	0.46
General Electric Co.	8,364,740	199,833,639	3.36
Other securities[a]		13,623,182	0.23

		240,840,042	4.05
INSURANCE
American International Group Inc.	1,212,633	58,970,343	0.99
MetLife Inc.	919,788	43,184,046	0.73
Other securities[a]		234,599,323	3.94

		336,753,712	5.66
INTERNET & CATALOG RETAIL
Other securities[a]		1,517,136	0.03

		1,517,136	0.03
IT SERVICES
International Business Machines Corp.	405,969	75,177,339	1.26

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$46,678,169	0.79%

		121,855,508	2.05
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		4,448,743	0.07

		4,448,743	0.07
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		11,647,937	0.20

		11,647,937	0.20
MACHINERY
Caterpillar Inc.	522,567	43,566,411	0.73
Other securities[a]		62,839,472	1.06

		106,405,883	1.79
MEDIA
Walt Disney Co. (The)	409,380	26,400,916	0.44
Other securities[a]		34,234,719	0.58

		60,635,635	1.02
METALS & MINING
Freeport-McMoRan Copper & Gold Inc.	852,473	28,199,807	0.47
Other securities[a]		33,025,075	0.56

		61,224,882	1.03
MULTI-UTILITIES
Dominion Resources Inc.	475,584	29,714,488	0.50
Other securities[a]		107,702,664	1.81

		137,417,152	2.31
MULTILINE RETAIL
Target Corp.	518,383	33,166,144	0.56
Other securities[a]		28,789,330	0.48

		61,955,474	1.04
OFFICE ELECTRONICS
Other securities[a]		9,791,594	0.16

		9,791,594	0.16
OIL, GAS & CONSUMABLE FUELS
Apache Corp.	331,685	28,239,661	0.47
Chevron Corp.	1,586,924	192,811,266	3.24
ConocoPhillips	1,004,545	69,825,923	1.17
Exxon Mobil Corp.	1,663,086	143,091,919	2.41
Occidental Petroleum Corp.	661,833	61,907,859	1.04
Phillips 66	501,877	29,018,528	0.49

Security	Shares	Value	% of Net Assets

Other securities[a]		$208,775,836	3.51%

		733,670,992	12.33
PAPER & FOREST PRODUCTS
Other securities[a]		16,409,658	0.28

		16,409,658	0.28
PERSONAL PRODUCTS
Other securities[a]		13,043,961	0.22

		13,043,961	0.22
PHARMACEUTICALS
Bristol-Myers Squibb Co.	594,979	27,535,628	0.46
Johnson & Johnson	1,087,908	94,310,745	1.59
Pfizer Inc.	2,229,470	64,008,084	1.08
Other securities[a]		21,559,317	0.36

		207,413,774	3.49
PROFESSIONAL SERVICES
Other securities[a]		7,631,230	0.13

		7,631,230	0.13
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		102,317,640	1.72

		102,317,640	1.72
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		2,119,633	0.04

		2,119,633	0.04
ROAD & RAIL
Other securities[a]		47,824,248	0.80

		47,824,248	0.80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		52,575,849	0.88

		52,575,849	0.88
SOFTWARE
Microsoft Corp.	2,801,806	93,328,158	1.57
Other securities[a]		27,149,435	0.46

		120,477,593	2.03
SPECIALTY RETAIL
Other securities[a]		38,579,794	0.65

		38,579,794	0.65
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		18,740,975	0.32

		18,740,975	0.32

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$7,370,100	0.12%

		7,370,100	0.12
TOBACCO
Other securities[a]		31,031,303	0.52

		31,031,303	0.52
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		4,900,258	0.08

		4,900,258	0.08

TOTAL COMMON STOCKS
(Cost: $5,020,284,551)		5,936,519,257	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	73,776,442	73,776,442	1.24
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	4,453,232	4,453,232	0.08
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	6,216,525	6,216,525	0.10

		84,446,199	1.42

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,446,199)		84,446,199	1.42

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,104,730,750)		6,020,965,456	101.22
Other Assets, Less Liabilities		(72,625,915)	(1.22)

NET ASSETS		$5,948,339,541	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
B/E Aerospace Inc.[a]	577,828	$42,655,263	1.03%
Other securities[b]		12,884,106	0.32

		55,539,369	1.35
AIRLINES
Alaska Air Group Inc.	409,434	25,638,757	0.62

		25,638,757	0.62
AUTO COMPONENTS
Other securities[b]		21,644,022	0.52

		21,644,022	0.52
AUTOMOBILES
Other securities[b]		15,183,496	0.37

		15,183,496	0.37
BIOTECHNOLOGY
Other securities[b]		36,030,374	0.87

		36,030,374	0.87
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	973,828	40,540,460	0.98
Other securities[b]		20,266,765	0.49

		60,807,225	1.47
CAPITAL MARKETS
Affiliated Managers Group Inc.[a]	310,013	56,620,774	1.37
Eaton Vance Corp. NVS	711,683	27,634,651	0.67
Waddell & Reed Financial Inc. Class A	502,625	25,875,135	0.63
Other securities[b]		36,858,474	0.89

		146,989,034	3.56
CHEMICALS
Valspar Corp. (The)	472,849	29,992,812	0.73
Other securities[b]		82,095,022	1.99

		112,087,834	2.72
COMMERCIAL BANKS
Other securities[b]		118,434,495	2.87

		118,434,495	2.87

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		$76,067,679	1.84%

		76,067,679	1.84
COMMUNICATIONS EQUIPMENT
Other securities[b]		45,362,060	1.10

		45,362,060	1.10
COMPUTERS & PERIPHERALS
3D Systems Corp.[a,c]	554,331	29,928,331	0.72
NCR Corp.[a]	642,525	25,450,415	0.62

		55,378,746	1.34
CONSTRUCTION MATERIALS
Other securities[b]		34,131,560	0.83

		34,131,560	0.83
CONTAINERS & PACKAGING
Packaging Corp. of America	576,661	32,921,577	0.80
Other securities[b]		5,779,684	0.14

		38,701,261	0.94
DISTRIBUTORS
LKQ Corp.[a]	1,760,416	56,086,854	1.36

		56,086,854	1.36
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		36,169,024	0.88

		36,169,024	0.88
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		31,140,452	0.75

		31,140,452	0.75
DIVERSIFIED TELECOMMUNICATION SERVICES
tw telecom inc.[a]	854,271	25,512,803	0.62

		25,512,803	0.62
ELECTRIC UTILITIES
Other securities[b]		5,497,732	0.13

		5,497,732	0.13
ELECTRICAL EQUIPMENT
Other securities[b]		43,105,754	1.04

		43,105,754	1.04
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Trimble Navigation Ltd.[a]	1,505,930	44,741,181	1.08
Other securities[b]		27,496,767	0.67

		72,237,948	1.75

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

ENERGY EQUIPMENT & SERVICES
Oceaneering International Inc.	368,093	$29,903,875	0.72%
Other securities[b]		60,667,929	1.47

		90,571,804	2.19
FOOD & STAPLES RETAILING
Other securities[b]		14,019,680	0.34

		14,019,680	0.34
FOOD PRODUCTS
Green Mountain Coffee Roasters Inc.[a,c]	500,061	37,669,595	0.91
Ingredion Inc.	454,831	30,096,167	0.73
Other securities[b]		26,816,279	0.65

		94,582,041	2.29
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	287,146	37,239,965	0.90
IDEXX Laboratories Inc.[a,c]	308,209	30,713,027	0.74
ResMed Inc.[c]	833,295	44,014,642	1.07
Other securities[b]		34,494,905	0.84

		146,462,539	3.55
HEALTH CARE PROVIDERS & SERVICES
Henry Schein Inc.[a]	299,342	31,041,766	0.75
Other securities[b]		15,523,145	0.38

		46,564,911	1.13
HEALTH CARE TECHNOLOGY
Other securities[b]		11,105,075	0.27

		11,105,075	0.27
HOTELS, RESTAURANTS & LEISURE
Panera Bread Co. Class Aa	164,362	26,056,308	0.63
Other securities[b]		62,850,547	1.52

		88,906,855	2.15
HOUSEHOLD DURABLES
Jarden Corp.[a]	693,576	33,569,078	0.81
Mohawk Industries Inc.[a]	228,671	29,784,398	0.72
Toll Brothers Inc.[a]	891,574	28,913,745	0.70
Other securities[b]		54,909,710	1.33

		147,176,931	3.56

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	463,255	$27,818,463	0.67%

		27,818,463	0.67
INDUSTRIAL CONGLOMERATES
Other securities[b]		15,274,158	0.37

		15,274,158	0.37
INSURANCE
Other securities[b]		84,146,748	2.04

		84,146,748	2.04
INTERNET & CATALOG RETAIL
Other securities[b]		10,572,255	0.26

		10,572,255	0.26
INTERNET SOFTWARE & SERVICES
Equinix Inc.[a,c]	289,500	53,166,675	1.29
Rackspace Hosting Inc.[a,c]	668,358	35,262,568	0.85
Other securities[b]		15,267,788	0.37

		103,697,031	2.51
IT SERVICES
Alliance Data Systems Corp.[a,c]	285,908	60,460,965	1.46
Gartner Inc.[a]	546,502	32,790,120	0.79
Other securities[b]		120,415,254	2.93

		213,666,339	5.18
LEISURE EQUIPMENT & PRODUCTS
Polaris Industries Inc.	375,636	48,524,658	1.18

		48,524,658	1.18
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[a]	175,661	42,174,449	1.02
Other securities[b]		38,618,049	0.94

		80,792,498	1.96
MACHINERY
Graco Inc.	359,894	26,653,750	0.65
Lincoln Electric Holdings Inc.	482,236	32,126,562	0.78
Nordson Corp.	354,060	26,069,438	0.63
Timken Co. (The)	468,091	28,272,697	0.68
Wabtec Corp.	564,769	35,507,027	0.86
Other securities[b]		99,446,439	2.41

		248,075,913	6.01

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

MARINE
Other securities[b]		$15,872,578	0.38%

		15,872,578	0.38
MEDIA
Other securities[b]		61,127,268	1.48

		61,127,268	1.48
METALS & MINING
Other securities[b]		48,490,572	1.17

		48,490,572	1.17
OFFICE ELECTRONICS
Other securities[b]		7,881,015	0.19

		7,881,015	0.19
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	1,172,332	49,366,900	1.20
Other securities[b]		49,931,757	1.21

		99,298,657	2.41
PAPER & FOREST PRODUCTS
Other securities[b]		14,489,833	0.35

		14,489,833	0.35
PHARMACEUTICALS
Other securities[b]		55,281,921	1.34

		55,281,921	1.34
PROFESSIONAL SERVICES
Other securities[b]		8,318,548	0.20

		8,318,548	0.20
REAL ESTATE INVESTMENT TRUSTS (REITS)
Extra Space Storage Inc.	622,224	28,466,748	0.69
Other securities[b]		302,488,036	7.33

		330,954,784	8.02
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		22,745,579	0.55

		22,745,579	0.55
ROAD & RAIL
J.B. Hunt Transport Services Inc.	535,663	39,065,903	0.95
Other securities[b]		23,398,486	0.56

		62,464,389	1.51
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cree Inc.[a]	704,558	42,407,346	1.03
Skyworks Solutions Inc.[a]	1,101,104	27,351,423	0.66

Security	Shares	Value	% of Net Assets

Other securities[b]		$47,602,150	1.15%

		117,360,919	2.84
SOFTWARE
ANSYS Inc.[a]	347,024	30,024,516	0.73
Concur Technologies Inc.[a,c]	276,080	30,506,840	0.74
Other securities[b]		188,784,559	4.57

		249,315,915	6.04
SPECIALTY RETAIL
Dick’s Sporting Goods Inc.	596,357	31,833,537	0.77
Foot Locker Inc.	870,984	29,561,197	0.72
Tractor Supply Co.	819,563	55,050,047	1.33
Williams-Sonoma Inc.	522,062	29,339,884	0.71
Other securities[b]		119,647,428	2.90

		265,432,093	6.43
TEXTILES, APPAREL & LUXURY GOODS
Carter’s Inc.	347,417	26,365,476	0.64
Hanesbrands Inc.	580,789	36,188,963	0.88
Under Armour Inc. Class Aa,c	470,301	37,365,414	0.90

		99,919,853	2.42
THRIFTS & MORTGAGE FINANCE
Other securities[b]		12,584,669	0.30

		12,584,669	0.30
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		54,075,955	1.31

		54,075,955	1.31
WATER UTILITIES
Other securities[b]		13,829,189	0.34

		13,829,189	0.34

TOTAL COMMON STOCKS
(Cost: $3,304,549,481)		4,123,148,115	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	441,422,087	441,422,087	10.69
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	26,644,752	26,644,752	0.65

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,000,463	$4,000,463	0.10%

		472,067,302	11.44

TOTAL SHORT-TERM INVESTMENTS
(Cost: $472,067,302)		472,067,302	11.44

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,776,616,783)		4,595,215,417	111.31
Other Assets, Less Liabilities		(466,762,884)	(11.31)

NET ASSETS		$4,128,452,533	100.00%

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$62,275,392	1.89%

		62,275,392	1.89
AIR FREIGHT & LOGISTICS
Other securities[a]		6,386,498	0.19

		6,386,498	0.19
AIRLINES
Other securities[a]		6,714,352	0.20

		6,714,352	0.20
BIOTECHNOLOGY
Other securities[a]		7,814,934	0.24

		7,814,934	0.24
CAPITAL MARKETS
Other securities[a]		47,769,273	1.45

		47,769,273	1.45
CHEMICALS
Other securities[a]		95,889,668	2.91

		95,889,668	2.91
COMMERCIAL BANKS
Cullen/Frost Bankers Inc.[b]	243,370	17,169,753	0.52
East West Bancorp Inc.	639,403	20,428,926	0.62
First Niagara Financial Group Inc.	1,643,978	17,048,052	0.52
FirstMerit Corp.	766,525	16,641,258	0.50
Other securities[a]		130,459,208	3.95

		201,747,197	6.11
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		57,794,587	1.75

		57,794,587	1.75
COMMUNICATIONS EQUIPMENT
Other securities[a]		19,544,404	0.59

		19,544,404	0.59
COMPUTERS & PERIPHERALS
Other securities[a]		28,701,293	0.87

		28,701,293	0.87
CONSTRUCTION & ENGINEERING
KBR Inc.	687,152	22,428,641	0.68
URS Corp.	347,737	18,690,864	0.57

Security	Shares	Value	% of Net Assets

Other securities[a]		$19,778,979	0.60%

		60,898,484	1.85
CONSTRUCTION MATERIALS
Other securities[a]		10,767,580	0.33

		10,767,580	0.33
CONTAINERS & PACKAGING
AptarGroup Inc.	307,780	18,506,812	0.56
Rock-Tenn Co. Class A	334,115	33,835,826	1.03
Sonoco Products Co.	466,279	18,156,904	0.55
Other securities[a]		11,879,294	0.36

		82,378,836	2.50
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		30,748,473	0.93

		30,748,473	0.93
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		16,443,680	0.50

		16,443,680	0.50
ELECTRIC UTILITIES
NV Energy Inc.	1,093,783	25,824,216	0.78
OGE Energy Corp.	920,884	33,234,703	1.01
Westar Energy Inc.[b]	589,821	18,078,014	0.55
Other securities[a]		55,358,773	1.68

		132,495,706	4.02
ELECTRICAL EQUIPMENT
Other securities[a]		31,984,902	0.97

		31,984,902	0.97
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[c]	465,161	22,574,263	0.68
Avnet Inc.	636,786	26,560,344	0.81
Other securities[a]		32,987,811	1.00

		82,122,418	2.49
ENERGY EQUIPMENT & SERVICES
Oceaneering International Inc.	211,035	17,144,483	0.52
Superior Energy Services Inc.[c]	740,883	18,551,710	0.56
Other securities[a]		95,464,571	2.90

		131,160,764	3.98

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

FOOD & STAPLES RETAILING
Other securities[a]		$23,120,440	0.70%

		23,120,440	0.70
FOOD PRODUCTS
Hillshire Brands Co.	571,493	17,567,695	0.53
Other securities[a]		52,818,262	1.60

		70,385,957	2.13
GAS UTILITIES
Atmos Energy Corp.	420,886	17,925,535	0.54
National Fuel Gas Co.	388,229	26,694,626	0.81
Questar Corp.	813,043	18,285,337	0.55
UGI Corp.	529,783	20,730,409	0.63
Other securities[a]		10,279,272	0.32

		93,915,179	2.85
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		52,303,141	1.59

		52,303,141	1.59
HEALTH CARE PROVIDERS & SERVICES
Community Health Systems Inc.	440,206	18,268,549	0.55
Henry Schein Inc.[c]	164,680	17,077,316	0.52
Omnicare Inc.	480,377	26,660,924	0.81
Universal Health Services Inc. Class B	414,861	31,110,426	0.94
Other securities[a]		84,442,176	2.56

		177,559,391	5.38
HEALTH CARE TECHNOLOGY
Other securities[a]		10,958,565	0.33

		10,958,565	0.33
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		45,730,029	1.39

		45,730,029	1.39
HOUSEHOLD DURABLES
Other securities[a]		33,513,922	1.02

		33,513,922	1.02
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	276,707	16,616,256	0.50
Energizer Holdings Inc.	289,121	26,353,379	0.80

		42,969,635	1.30

Security	Shares	Value	% of Net Assets

INDUSTRIAL CONGLOMERATES
Other securities[a]		$8,732,830	0.26%

		8,732,830	0.26
INSURANCE
American Financial Group Inc.	330,498	17,866,722	0.54
Everest Re Group Ltd.	225,749	32,826,162	0.99
HCC Insurance Holdings Inc.	464,790	20,367,098	0.62
Old Republic International Corp.	1,122,046	17,279,509	0.52
Reinsurance Group of America Inc.	329,588	22,079,100	0.67
W.R. Berkley Corp.	508,924	21,812,483	0.66
Other securities[a]		123,414,315	3.75

		255,645,389	7.75
INTERNET SOFTWARE & SERVICES
Other securities[a]		9,336,716	0.28

		9,336,716	0.28
IT SERVICES
Other securities[a]		81,817,126	2.48

		81,817,126	2.48
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		25,728,079	0.78

		25,728,079	0.78
MACHINERY
AGCO Corp.	420,324	25,395,976	0.77
Oshkosh Corp.[c]	403,886	19,782,336	0.60
SPX Corp.	210,490	17,815,874	0.54
Other securities[a]		100,405,241	3.04

		163,399,427	4.95
MARINE
Other securities[a]		15,483,911	0.47

		15,483,911	0.47
MEDIA
Other securities[a]		43,691,362	1.32

		43,691,362	1.32
METALS & MINING
Reliance Steel & Aluminum Co.	357,475	26,192,193	0.79
Steel Dynamics Inc.	1,025,340	17,133,431	0.52

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$20,168,310	0.61%

		63,493,934	1.92
MULTI-UTILITIES
Alliant Energy Corp.	515,104	25,523,403	0.77
MDU Resources Group Inc.	876,740	24,522,418	0.74
Other securities[a]		23,084,136	0.71

		73,129,957	2.22
MULTILINE RETAIL
Other securities[a]		17,609,617	0.53

		17,609,617	0.53
OFFICE ELECTRONICS
Other securities[a]		4,501,460	0.14

		4,501,460	0.14
OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co.	228,939	22,069,719	0.67
Energen Corp.	335,330	25,615,859	0.78
Other securities[a]		45,044,853	1.36

		92,730,431	2.81
PAPER & FOREST PRODUCTS
Other securities[a]		12,052,541	0.37

		12,052,541	0.37
PHARMACEUTICALS
Other securities[a]		11,341,279	0.34

		11,341,279	0.34
PROFESSIONAL SERVICES
Manpowergroup Inc.	363,487	26,440,044	0.80
Towers Watson & Co. Class A	298,802	31,959,862	0.97
Other securities[a]		11,894,083	0.36

		70,293,989	2.13
REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.[b]	331,704	21,179,301	0.64
Hospitality Properties Trust	648,654	18,356,908	0.56
Liberty Property Trust	663,355	23,615,438	0.72
SL Green Realty Corp.[b]	412,680	36,662,491	1.11
Other securities[a]		221,704,642	6.71

		321,518,780	9.74

Security	Shares	Value	% of Net Assets

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$7,197,264	0.22%

		7,197,264	0.22
ROAD & RAIL
Other securities[a]		28,101,805	0.85

		28,101,805	0.85
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		56,419,773	1.71

		56,419,773	1.71
SOFTWARE
Informatica Corp.[c]	502,579	19,585,504	0.59
Other securities[a]		82,181,348	2.49

		101,766,852	3.08
SPECIALTY RETAIL
Other securities[a]		69,667,841	2.11

		69,667,841	2.11
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		10,575,743	0.32

		10,575,743	0.32
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[b]	2,046,837	30,927,707	0.94
Other securities[a]		4,841,113	0.14

		35,768,820	1.08
TOBACCO
Other securities[a]		5,482,564	0.17

		5,482,564	0.17
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		22,617,182	0.69

		22,617,182	0.69
WATER UTILITIES
Other securities[a]		9,341,931	0.28

		9,341,931	0.28
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		13,531,506	0.41

		13,531,506	0.41

TOTAL COMMON STOCKS
(Cost: $2,687,533,682)		3,295,072,809	99.87

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	234,868,058	$234,868,058	7.12%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	14,176,910	14,176,910	0.43
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,283,012	2,283,012	0.07

		251,327,980	7.62

TOTAL SHORT-TERM INVESTMENTS
(Cost: $251,327,980)		251,327,980	7.62

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,938,861,662)		3,546,400,789	107.49
Other Assets, Less Liabilities		(247,189,678)	(7.49)

NET ASSETS		$3,299,211,111	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$20,360,275	0.76%

		20,360,275	0.76
AIR FREIGHT & LOGISTICS
Other securities[a]		12,217,302	0.46

		12,217,302	0.46
AIRLINES
Allegiant Travel Co.	122,873	12,945,899	0.49

		12,945,899	0.49
AUTO COMPONENTS
Other securities[a]		22,338,803	0.84

		22,338,803	0.84
AUTOMOBILES
Other securities[a]		5,989,465	0.22

		5,989,465	0.22
BEVERAGES
Boston Beer Co. Inc. (The) Class Ab,c	71,852	17,546,977	0.66

		17,546,977	0.66
BIOTECHNOLOGY
Other securities[a]		21,738,991	0.82

		21,738,991	0.82
BUILDING PRODUCTS
A.O. Smith Corp.	320,143	14,470,464	0.54
Other securities[a]		17,637,276	0.67

		32,107,740	1.21
CAPITAL MARKETS
Prospect Capital Corp.	1,219,623	13,635,385	0.51
Other securities[a]		37,225,064	1.40

		50,860,449	1.91
CHEMICALS
H.B. Fuller Co.	413,684	18,694,380	0.70
PolyOne Corp.	798,208	24,512,968	0.92
Other securities[a]		37,435,398	1.41

		80,642,746	3.03
COMMERCIAL BANKS
F.N.B. Corp.	1,195,907	14,506,352	0.55
Texas Capital Bancshares Inc.[b,c]	336,663	15,476,398	0.58

Security	Shares	Value	% of Net Assets

Other securities[a]		$166,545,238	6.25%

		196,527,988	7.38
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	575,663	14,829,079	0.56
Other securities[a]		11,129,028	0.41

		25,958,107	0.97
COMMUNICATIONS EQUIPMENT
ARRIS Group Inc.[b,c]	944,613	16,115,098	0.61
Other securities[a]		35,508,662	1.33

		51,623,760	1.94
COMPUTERS & PERIPHERALS
Other securities[a]		12,120,008	0.45

		12,120,008	0.45
CONSTRUCTION & ENGINEERING
Other securities[a]		3,500,033	0.13

		3,500,033	0.13
CONSTRUCTION MATERIALS
Other securities[a]		17,147,452	0.64

		17,147,452	0.64
CONSUMER FINANCE
First Cash Financial Services Inc.[b,c]	238,152	13,800,908	0.52
Portfolio Recovery Associates Inc.[b,c]	417,650	25,033,941	0.94
Other securities[a]		13,379,526	0.50

		52,214,375	1.96
CONTAINERS & PACKAGING
Other securities[a]		2,130,292	0.08

		2,130,292	0.08
DISTRIBUTORS
Pool Corp.	384,663	21,591,134	0.81

		21,591,134	0.81
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		23,467,257	0.88

		23,467,257	0.88
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	309,347	18,573,194	0.70

		18,573,194	0.70

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$9,468,402	0.36%

		9,468,402	0.36
ELECTRICAL EQUIPMENT
EnerSys Inc.[c]	227,534	13,795,386	0.52
Other securities[a]		34,859,407	1.31

		48,654,793	1.83
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.	680,485	21,340,010	0.80
FEI Co.	343,612	30,169,134	1.13
Littelfuse Inc.	184,372	14,421,578	0.54
Other securities[a]		62,598,853	2.36

		128,529,575	4.83
ENERGY EQUIPMENT & SERVICES
Other securities[a]		29,701,432	1.12

		29,701,432	1.12
FOOD PRODUCTS
Darling International Inc.[b]	973,314	20,595,324	0.77
Hain Celestial Group Inc.[b,c]	392,613	30,278,315	1.14
Other securities[a]		21,734,309	0.82

		72,607,948	2.73
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b,c]	578,335	27,829,480	1.05
Haemonetics Corp.[b,c]	423,338	16,882,719	0.63
West Pharmaceutical Services Inc.	373,704	15,377,920	0.58
Other securities[a]		81,455,885	3.06

		141,546,004	5.32
HEALTH CARE PROVIDERS & SERVICES
MWI Veterinary Supply Inc.[b,c]	105,451	15,750,161	0.59
Other securities[a]		50,079,470	1.88

		65,829,631	2.47
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b]	206,502	20,429,243	0.77
Other securities[a]		17,278,056	0.65

		37,707,299	1.42

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[b,c]	154,673	$17,202,731	0.65%
Other securities[a]		67,139,903	2.52

		84,342,634	3.17
HOUSEHOLD DURABLES
Ryland Group Inc. (The)	380,347	15,419,267	0.58
Other securities[a]		48,953,914	1.84

		64,373,181	2.42
HOUSEHOLD PRODUCTS
Other securities[a]		4,329,933	0.16

		4,329,933	0.16
INSURANCE
Other securities[a]		7,948,679	0.30

		7,948,679	0.30
INTERNET & CATALOG RETAIL
Other securities[a]		3,660,136	0.14

		3,660,136	0.14
INTERNET SOFTWARE & SERVICES
Dealertrack Technologies Inc.[b]	360,719	15,453,202	0.58
OpenTable Inc.[b,c]	189,020	13,227,620	0.50
Other securities[a]		61,939,439	2.33

		90,620,261	3.41
IT SERVICES
MAXIMUS Inc.	561,415	25,286,132	0.95
Other securities[a]		38,317,926	1.44

		63,604,058	2.39
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.	745,254	29,743,087	1.12
Other securities[a]		18,084,799	0.68

		47,827,886	1.80
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b]	462,853	23,249,106	0.87
Other securities[a]		9,389,457	0.36

		32,638,563	1.23
MACHINERY
Actuant Corp. Class A	410,355	15,938,188	0.60
Toro Co. (The)	470,527	25,573,143	0.96

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$45,077,586	1.69%

		86,588,917	3.25
MEDIA
Other securities[a]		1,155,102	0.04

		1,155,102	0.04
METALS & MINING
Other securities[a]		28,676,765	1.08

		28,676,765	1.08
MULTILINE RETAIL
Other securities[a]		4,653,914	0.17

		4,653,914	0.17
OIL, GAS & CONSUMABLE FUELS
Gulfport Energy Corp.[b]	638,157	41,059,021	1.54
Other securities[a]		30,496,155	1.15

		71,555,176	2.69
PAPER & FOREST PRODUCTS
Other securities[a]		15,323,932	0.58

		15,323,932	0.58
PERSONAL PRODUCTS
Other securities[a]		19,711,409	0.74

		19,711,409	0.74
PHARMACEUTICALS
Medicines Co. (The)[b,c]	514,853	17,257,873	0.65
Questcor Pharmaceuticals Inc.	454,383	26,354,214	0.99
ViroPharma Inc.[b,c]	539,535	21,203,726	0.80
Other securities[a]		22,380,074	0.84

		87,195,887	3.28
PROFESSIONAL SERVICES
Other securities[a]		24,654,277	0.93

		24,654,277	0.93
REAL ESTATE INVESTMENT TRUSTS (REITS)
GEO Group Inc. (The)	486,724	16,183,573	0.61
Post Properties Inc.	449,689	20,244,999	0.76
Tanger Factory Outlet Centers Inc.	435,688	14,225,213	0.53
Other securities[a]		136,451,945	5.13

		187,105,730	7.03

Security	Shares	Value	% of Net Assets

ROAD & RAIL
Old Dominion Freight Line Inc.[b]	574,557	$26,423,876	0.99%
Other securities[a]		6,767,644	0.26

		33,191,520	1.25
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Hittite Microwave Corp.[b]	259,982	16,989,824	0.64
Microsemi Corp.[b]	767,355	18,608,359	0.70
Other securities[a]		102,119,053	3.83

		137,717,236	5.17
SOFTWARE
Manhattan Associates Inc.[b]	159,101	15,186,190	0.57
Sourcefire Inc.[b]	256,515	19,474,619	0.73
Tyler Technologies Inc.[b]	230,744	20,183,178	0.76
Other securities[a]		60,017,865	2.26

		114,861,852	4.32
SPECIALTY RETAIL
Lumber Liquidators Holdings Inc.[b,c]	226,461	24,152,066	0.91
Other securities[a]		80,631,636	3.03

		104,783,702	3.94
TEXTILES, APPAREL & LUXURY GOODS
Steven Madden Ltd.[b]	330,323	17,781,287	0.67
Wolverine World Wide Inc.	231,684	13,490,959	0.51
Other securities[a]		39,870,766	1.49

		71,143,012	2.67
THRIFTS & MORTGAGE FINANCE
Other securities[a]		17,271,420	0.65

		17,271,420	0.65
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		17,232,580	0.65

		17,232,580	0.65
WATER UTILITIES
Other securities[a]		4,937,677	0.19

		4,937,677	0.19

TOTAL COMMON STOCKS
(Cost: $2,037,885,523)		2,662,752,770	100.07

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	333,677,850	$333,677,850	12.54%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	20,141,184	20,141,184	0.75

		353,819,034	13.29

TOTAL SHORT-TERM INVESTMENTS
(Cost: $353,819,034)		353,819,034	13.29

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,391,704,557)		3,016,571,804	113.36
Other Assets, Less Liabilities		(355,614,739)	(13.36)

NET ASSETS		$2,660,957,065	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	391,667	$18,392,682	0.68%
Moog Inc. Class Aa	377,023	22,119,939	0.82
Teledyne Technologies Inc.[a]	196,257	16,668,107	0.62
Other securities[b]		41,249,277	1.52

		98,430,005	3.64
AIR FREIGHT & LOGISTICS
Other securities[b]		19,059,547	0.70

		19,059,547	0.70
AIRLINES
Other securities[b]		6,302,290	0.23

		6,302,290	0.23
AUTO COMPONENTS
Other securities[b]		8,994,186	0.33

		8,994,186	0.33
BIOTECHNOLOGY
Other securities[b]		4,535,767	0.17

		4,535,767	0.17
BUILDING PRODUCTS
A.O. Smith Corp.	323,375	14,616,550	0.54
Other securities[b]		27,441,368	1.01

		42,057,918	1.55
CAPITAL MARKETS
Financial Engines Inc.	194,364	11,552,996	0.43
Stifel Financial Corp.[a,c]	491,902	20,276,200	0.75
Other securities[b]		27,273,236	1.00

		59,102,432	2.18
CHEMICALS
Other securities[b]		70,492,012	2.60

		70,492,012	2.60
COMMERCIAL BANKS
Community Bank System Inc.	334,980	11,429,518	0.42
Old National Bancorp	839,766	11,924,677	0.44
Umpqua Holdings Corp.	931,265	15,105,118	0.56
Other securities[b]		134,223,973	4.96

		172,683,286	6.38

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES & SUPPLIES
Mobile Mini Inc.[a,c]	339,175	$11,552,301	0.43%
Tetra Tech Inc.[a]	536,792	13,897,545	0.51
United Stationers Inc.	331,911	14,438,128	0.53
Other securities[b]		40,840,248	1.51

		80,728,222	2.98
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[a,c]	215,715	13,751,831	0.51
Other securities[b]		20,686,707	0.76

		34,438,538	1.27
COMPUTERS & PERIPHERALS
Other securities[b]		14,350,193	0.53

		14,350,193	0.53
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	558,205	21,842,562	0.81
Other securities[b]		19,439,981	0.72

		41,282,543	1.53
CONSUMER FINANCE
Other securities[b]		21,838,934	0.81

		21,838,934	0.81
CONTAINERS & PACKAGING
Other securities[b]		2,308,447	0.09

		2,308,447	0.09
DISTRIBUTORS
Other securities[b]		2,230,689	0.08

		2,230,689	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		27,287,175	1.01

		27,287,175	1.01
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		7,792,497	0.29

		7,792,497	0.29
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		6,209,061	0.23

		6,209,061	0.23
ELECTRIC UTILITIES
ALLETE Inc.	303,891	14,677,935	0.54
UIL Holdings Corp.	464,279	17,261,893	0.64
UNS Energy Corp.	345,209	16,093,644	0.59
Other securities[b]		11,192,474	0.42

		59,225,946	2.19

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

ELECTRICAL EQUIPMENT
Other securities[b]		$28,921,069	1.07%

		28,921,069	1.07
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[a]	222,009	19,461,309	0.72
SYNNEX Corp.[a,c]	218,784	13,444,277	0.50
Other securities[b]		107,063,384	3.95

		139,968,970	5.17
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	302,461	22,007,062	0.81
Hornbeck Offshore Services Inc.[a,c]	269,814	15,498,116	0.57
SEACOR Holdings Inc.[c]	156,586	14,161,638	0.52
Other securities[b]		44,815,231	1.66

		96,482,047	3.56
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	319,531	23,485,528	0.87
Other securities[b]		16,932,801	0.62

		40,418,329	1.49
FOOD PRODUCTS
Snyders-Lance Inc.	404,400	11,666,940	0.43
TreeHouse Foods Inc.[a]	302,631	20,224,830	0.75
Other securities[b]		35,003,285	1.29

		66,895,055	2.47
GAS UTILITIES
New Jersey Resources Corp.	344,370	15,169,498	0.56
Piedmont Natural Gas Co.	631,733	20,771,381	0.77
South Jersey Industries Inc.	267,463	15,667,983	0.58
Southwest Gas Corp.	385,544	19,277,200	0.71
Other securities[b]		20,818,358	0.77

		91,704,420	3.39
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[b]		46,994,108	1.74

		46,994,108	1.74

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[a,c]	453,827	$29,026,775	1.07%
Magellan Health Services Inc.[a]	223,442	13,397,582	0.49
Other securities[b]		61,981,450	2.30

		104,405,807	3.86
HEALTH CARE TECHNOLOGY
Other securities[b]		8,707,993	0.32

		8,707,993	0.32
HOTELS, RESTAURANTS & LEISURE
Cracker Barrel Old Country Store Inc.	197,902	20,431,402	0.75
Pinnacle Entertainment Inc.[a]	485,473	12,161,099	0.45
Other securities[b]		67,546,677	2.50

		100,139,178	3.70
HOUSEHOLD DURABLES
Other securities[b]		18,397,732	0.68

		18,397,732	0.68
HOUSEHOLD PRODUCTS
Other securities[b]		5,798,995	0.21

		5,798,995	0.21
INSURANCE
ProAssurance Corp.	514,541	23,185,217	0.86
RLI Corp.	142,157	12,427,365	0.46
Other securities[b]		63,516,061	2.34

		99,128,643	3.66
INTERNET & CATALOG RETAIL
Other securities[b]		6,727,405	0.25

		6,727,405	0.25
INTERNET SOFTWARE & SERVICES
Other securities[b]		28,487,494	1.05

		28,487,494	1.05
IT SERVICES
CACI International Inc. Class Aa,c	193,628	13,381,631	0.49
Other securities[b]		31,841,868	1.18

		45,223,499	1.67
LEISURE EQUIPMENT & PRODUCTS
Other securities[b]		3,109,149	0.11

		3,109,149	0.11

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		$3,716,268	0.14%

		3,716,268	0.14
MACHINERY
Barnes Group Inc.	379,651	13,257,413	0.49
Watts Water Technologies Inc. Class A	237,621	13,394,696	0.49
Other securities[b]		79,349,978	2.94

		106,002,087	3.92
MEDIA
Live Nation Entertainment Inc.[a]	1,172,376	21,747,575	0.80
Other securities[b]		9,045,991	0.34

		30,793,566	1.14
METALS & MINING
Other securities[b]		48,507,866	1.79

		48,507,866	1.79
MULTI-UTILITIES
Avista Corp.	499,251	13,180,226	0.49
NorthWestern Corp.	320,070	14,377,545	0.53

		27,557,771	1.02
MULTILINE RETAIL
Other securities[b]		4,462,644	0.16

		4,462,644	0.16
OIL, GAS & CONSUMABLE FUELS
Stone Energy Corp.[a,c]	416,222	13,498,079	0.50
Other securities[b]		45,788,055	1.69

		59,286,134	2.19
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.	333,274	14,264,127	0.53
Other securities[b]		35,478,801	1.31

		49,742,928	1.84
PHARMACEUTICALS
Other securities[b]		3,953,834	0.15

		3,953,834	0.15
PROFESSIONAL SERVICES
Other securities[b]		51,673,957	1.91

		51,673,957	1.91

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
DiamondRock Hospitality Co.[c]	1,626,520	$17,354,968	0.64%
EPR Properties	392,426	19,126,843	0.71
LaSalle Hotel Properties[c]	800,797	22,838,730	0.84
Other securities[b]		144,837,631	5.35

		204,158,172	7.54
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		6,246,477	0.23

		6,246,477	0.23
ROAD & RAIL
Other securities[b]		12,313,972	0.46

		12,313,972	0.46
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		79,551,575	2.94

		79,551,575	2.94
SOFTWARE
Other securities[b]		45,180,635	1.67

		45,180,635	1.67
SPECIALTY RETAIL
Genesco Inc.[a,c]	199,587	13,088,915	0.48
Group 1 Automotive Inc.	176,751	13,730,018	0.51
Men’s Wearhouse Inc. (The)	377,924	12,868,312	0.48
Other securities[b]		104,860,069	3.87

		144,547,314	5.34
TEXTILES, APPAREL & LUXURY GOODS
Fifth & Pacific Companies Inc.[a]	541,107	13,598,019	0.50
Other securities[b]		46,537,953	1.72

		60,135,972	2.22
THRIFTS & MORTGAGE FINANCE
Other securities[b]		28,405,897	1.05

		28,405,897	1.05
TOBACCO
Other securities[b]		1,969,831	0.07

		1,969,831	0.07
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		16,067,341	0.59

		16,067,341	0.59

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

WATER UTILITIES
Other securities[b]		$3,897,866	0.14%

		3,897,866	0.14
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		4,964,991	0.18

		4,964,991	0.18

TOTAL COMMON STOCKS
(Cost: $2,214,543,669)		2,703,996,679	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	352,132,319	352,132,319	13.01
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	21,255,118	21,255,118	0.79
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,975,335	1,975,335	0.07

		375,362,772	13.87

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 375,362,772)		375,362,772	13.87

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,589,906,441)		3,079,359,451	113.75
Other Assets, Less Liabilities		(372,165,581)	(13.75)

NET ASSETS		$2,707,193,870	100.00%

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,788,620,708	$5,760,036,228	$4,984,326,792
Affiliated (Note 2)	63,962,641	169,053,260	120,403,958

Total cost of investments	$3,852,583,349	$5,929,089,488	$5,104,730,750

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,881,213,235	$7,880,329,342	$5,893,692,751
Affiliated (Note 2)	63,962,641	175,254,420	127,272,705

Total fair value of investments	3,945,175,876	8,055,583,762	6,020,965,456
Receivables:
Dividends and interest	4,645,015	9,118,967	7,323,401
Capital shares sold	—	282,555	—

Total Assets	3,949,820,891	8,064,985,284	6,028,288,857

LIABILITIES
Payables:
Investment securities purchased	—	5,853,373	829,290
Collateral for securities on loan (Note 5)	61,281,900	147,073,633	78,229,674
Investment advisory fees (Note 2)	636,028	1,145,401	890,352

Total Liabilities	61,917,928	154,072,407	79,949,316

NET ASSETS	$3,887,902,963	$7,910,912,877	$5,948,339,541

Net assets consist of:
Paid-in capital	$4,034,770,243	$6,973,278,030	$5,546,567,567
Undistributed net investment income	1,247,404	3,179,312	2,159,708
Accumulated net realized loss	(240,707,211)	(1,192,038,739)	(516,622,440)
Net unrealized appreciation	92,592,527	2,126,494,274	916,234,706

NET ASSETS	$3,887,902,963	$7,910,912,877	$5,948,339,541

Shares outstanding[b]	51,950,000	88,600,000	75,950,000

Net asset value per share	$74.84	$89.29	$78.32

[a]	Securities on loan with values of $59,954,828, $143,846,502 and $76,271,153, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,304,549,481	$2,687,533,682	$2,037,885,523
Affiliated (Note 2)	472,067,302	251,327,980	353,819,034

Total cost of investments	$3,776,616,783	$2,938,861,662	$2,391,704,557

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,123,148,115	$3,295,072,809	$2,662,752,770
Affiliated (Note 2)	472,067,302	251,327,980	353,819,034

Total fair value of investments	4,595,215,417	3,546,400,789	3,016,571,804
Cash	—	19,623,916	2,427,420
Receivables:
Investment securities sold	21,053,131	6,952,424	21,711,801
Dividends and interest	2,513,957	4,017,349	1,641,766

Total Assets	4,618,782,505	3,576,994,478	3,042,352,791

LIABILITIES
Payables:
Investment securities purchased	21,434,224	28,069,096	26,846,338
Collateral for securities on loan (Note 5)	468,066,839	249,044,968	353,819,034
Capital shares redeemed	—	—	216,696
Investment advisory fees (Note 2)	828,909	669,303	513,658

Total Liabilities	490,329,972	277,783,367	381,395,726

NET ASSETS	$4,128,452,533	$3,299,211,111	$2,660,957,065

Net assets consist of:
Paid-in capital	$3,675,070,931	$2,915,973,266	$2,244,984,173
Undistributed net investment income	1,263,440	1,819,630	931,326
Accumulated net realized loss	(366,480,472)	(226,120,912)	(209,825,681)
Net unrealized appreciation	818,598,634	607,539,127	624,867,247

NET ASSETS	$4,128,452,533	$3,299,211,111	$2,660,957,065

Shares outstanding[b]	29,700,000	30,550,000	24,550,000

Net asset value per share	$139.01	$107.99	$108.39

[a]	Securities on loan with values of $457,845,708, $242,378,921 and $345,362,412, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,214,543,669
Affiliated (Note 2)	375,362,772

Total cost of investments	$2,589,906,441

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,703,996,679
Affiliated (Note 2)	375,362,772

Total fair value of investments	3,079,359,451
Cash	5,312,592
Receivables:
Investment securities sold	16,644,472
Dividends and interest	3,397,450

Total Assets	3,104,713,965

LIABILITIES
Payables:
Investment securities purchased	23,587,282
Collateral for securities on loan (Note 5)	373,387,437
Investment advisory fees (Note 2)	545,376

Total Liabilities	397,520,095

NET ASSETS	$2,707,193,870

Net assets consist of:
Paid-in capital	$2,492,043,838
Undistributed net investment income	1,314,237
Accumulated net realized loss	(275,617,215)
Net unrealized appreciation	489,453,010

NET ASSETS	$2,707,193,870

Shares outstanding[b]	26,500,000

Net asset value per share	$102.16

[a]	Securities on loan with a value of $363,431,067. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$47,906,747	$68,468,895	$73,878,542
Dividends — affiliated (Note 2)	—	251,185	534,851
Interest — affiliated (Note 2)	305	503	457
Securities lending income — affiliated (Note 2)	26,958	137,357	153,021

Total investment income	47,934,010	68,857,940	74,566,871

EXPENSES
Investment advisory fees (Note 2)	4,057,701	6,702,416	5,462,122

Total expenses	4,057,701	6,702,416	5,462,122

Net investment income	43,876,309	62,155,524	69,104,749

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,705,899)	3,787,408	(2,445,544)
Investments — affiliated (Note 2)	—	(27,531)	(26,807)
In-kind redemptions — unaffiliated	180,100,583	59,377,843	138,752,398
In-kind redemptions — affiliated (Note 2)	—	180,147	898,222

Net realized gain	154,394,684	63,317,867	137,178,269

Net change in unrealized appreciation/depreciation	82,306,530	517,979,694	214,874,788

Net realized and unrealized gain	236,701,214	581,297,561	352,053,057

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$280,577,523	$643,453,085	$421,157,806

[a]	Net of foreign withholding tax of $ —, $2,063 and $50,918, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$27,041,994	$30,298,881	$9,850,367
Interest — affiliated (Note 2)	134	159	56
Securities lending income — affiliated (Note 2)	970,498	518,318	1,416,677

Total investment income	28,012,626	30,817,358	11,267,100

EXPENSES
Investment advisory fees (Note 2)	4,812,172	3,896,265	2,647,715

Total expenses	4,812,172	3,896,265	2,647,715

Net investment income	23,200,454	26,921,093	8,619,385

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	67,351,838	7,198,697	51,165,884
In-kind redemptions — unaffiliated	72,210,994	16,379,030	18,781,087

Net realized gain	139,562,832	23,577,727	69,946,971

Net change in unrealized appreciation/depreciation	174,273,341	189,694,446	236,123,845

Net realized and unrealized gain	313,836,173	213,272,173	306,070,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$337,036,627	$240,193,266	$314,690,201

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$19,787,289
Interest — affiliated (Note 2)	130
Securities lending income — affiliated (Note 2)	699,208

Total investment income	20,486,627

EXPENSES
Investment advisory fees (Note 2)	3,096,936

Total expenses	3,096,936

Net investment income	17,389,691

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,017,909
In-kind redemptions — unaffiliated	29,895,461

Net realized gain	39,913,370

Net change in unrealized appreciation/depreciation	270,651,110

Net realized and unrealized gain	310,564,480

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$327,954,171

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,876,309	$90,950,288	$62,155,524	$130,222,998
Net realized gain	154,394,684	321,399,714	63,317,867	580,569,381
Net change in unrealized appreciation/depreciation	82,306,530	89,593,709	517,979,694	26,436,435

Net increase in net assets resulting from operations	280,577,523	501,943,711	643,453,085	737,228,814

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,462,436)	(90,912,333)	(59,456,522)	(130,307,619)

Total distributions to shareholders	(43,462,436)	(90,912,333)	(59,456,522)	(130,307,619)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	689,257,169	2,851,378,951	602,188,835	766,289,658
Cost of shares redeemed	(1,071,280,038)	(2,868,387,561)	(164,356,344)	(1,651,290,479)

Net increase (decrease) in net assets from capital share transactions	(382,022,869)	(17,008,610)	437,832,491	(885,000,821)

INCREASE (DECREASE) IN NET ASSETS	(144,907,782)	394,022,768	1,021,829,054	(278,079,626)

NET ASSETS
Beginning of period	4,032,810,745	3,638,787,977	6,889,083,823	7,167,163,449

End of period	$3,887,902,963	$4,032,810,745	$7,910,912,877	$6,889,083,823

Undistributed net investment income included in net assets at end of period	$1,247,404	$833,531	$3,179,312	$480,310

SHARES ISSUED AND REDEEMED
Shares sold	9,250,000	44,950,000	6,950,000	10,200,000
Shares redeemed	(14,500,000)	(44,500,000)	(1,900,000)	(21,700,000)

Net increase (decrease) in shares outstanding	(5,250,000)	450,000	5,050,000	(11,500,000)

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,104,749	$113,710,128	$23,200,454	$29,569,732
Net realized gain	137,178,269	202,680,139	139,562,832	203,517,340
Net change in unrealized appreciation/depreciation	214,874,788	437,242,764	174,273,341	233,428,841

Net increase in net assets resulting from operations	421,157,806	753,633,031	337,036,627	466,515,913

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(67,802,756)	(113,409,446)	(21,937,014)	(31,893,437)

Total distributions to shareholders	(67,802,756)	(113,409,446)	(21,937,014)	(31,893,437)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	471,912,845	1,071,796,461	297,771,293	1,027,044,014
Cost of shares redeemed	(479,593,404)	(611,749,949)	(161,818,209)	(849,210,708)

Net increase (decrease) in net assets from capital share transactions	(7,680,559)	460,046,512	135,953,084	177,833,306

INCREASE IN NET ASSETS	345,674,491	1,100,270,097	451,052,697	612,455,782

NET ASSETS
Beginning of period	5,602,665,050	4,502,394,953	3,677,399,836	3,064,944,054

End of period	$5,948,339,541	$5,602,665,050	$4,128,452,533	$3,677,399,836

Undistributed net investment income included in net assets at end of period	$2,159,708	$857,715	$1,263,440	$—

SHARES ISSUED AND REDEEMED
Shares sold	6,200,000	15,950,000	2,250,000	8,900,000
Shares redeemed	(6,100,000)	(9,400,000)	(1,250,000)	(7,450,000)

Net increase in shares outstanding	100,000	6,550,000	1,000,000	1,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,921,093	$44,055,718	$8,619,385	$21,359,454
Net realized gain	23,577,727	149,642,349	69,946,971	67,935,173
Net change in unrealized appreciation/depreciation	189,694,446	254,840,271	236,123,845	145,191,528

Net increase in net assets resulting from operations	240,193,266	448,538,338	314,690,201	234,486,155

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,101,463)	(45,054,348)	(7,688,059)	(21,877,564)

Total distributions to shareholders	(25,101,463)	(45,054,348)	(7,688,059)	(21,877,564)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	251,863,749	611,027,860	551,927,576	218,987,349
Cost of shares redeemed	(57,333,846)	(347,084,304)	(53,573,360)	(235,784,559)

Net increase (decrease) in net assets from capital share transactions	194,529,903	263,943,556	498,354,216	(16,797,210)

INCREASE IN NET ASSETS	409,621,706	667,427,546	805,356,358	195,811,381

NET ASSETS
Beginning of period	2,889,589,405	2,222,161,859	1,855,600,707	1,659,789,326

End of period	$3,299,211,111	$2,889,589,405	$2,660,957,065	$1,855,600,707

Undistributed net investment income included in net assets at end of period	$1,819,630	$—	$931,326	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,450,000	6,650,000	5,350,000	2,550,000
Shares redeemed	(550,000)	(4,000,000)	(550,000)	(2,900,000)

Net increase (decrease) in shares outstanding	1,900,000	2,650,000	4,800,000	(350,000)

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,389,691	$35,009,293
Net realized gain	39,913,370	169,162,709
Net change in unrealized appreciation/depreciation	270,651,110	58,902,066

Net increase in net assets resulting from operations	327,954,171	263,074,068

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,075,454)	(36,550,739)

Total distributions to shareholders	(16,075,454)	(36,550,739)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	293,989,812	473,632,886
Cost of shares redeemed	(103,754,922)	(764,895,445)

Net increase (decrease) in net assets from capital share transactions	190,234,890	(291,262,559)

INCREASE (DECREASE) IN NET ASSETS	502,113,607	(64,739,230)

NET ASSETS
Beginning of period	2,205,080,263	2,269,819,493

End of period	$2,707,193,870	$2,205,080,263

Undistributed net investment income included in net assets at end of period	$1,314,237	$—

SHARES ISSUED AND REDEEMED
Shares sold	3,050,000	5,850,000
Shares redeemed	(1,050,000)	(10,250,000)

Net increase (decrease) in shares outstanding	2,000,000	(4,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$70.50	$64.12	$59.34	$53.58	$37.80	$61.48

Income from investment operations:
Net investment income[a]	0.80	1.46	1.22	1.10	1.03	1.37
Net realized and unrealized gain (loss)[b]	4.35	6.38	4.78	5.76	15.80	(23.65)

Total from investment operations	5.15	7.84	6.00	6.86	16.83	(22.28)

Less distributions from:
Net investment income	(0.81)	(1.46)	(1.22)	(1.10)	(1.05)	(1.40)

Total distributions	(0.81)	(1.46)	(1.22)	(1.10)	(1.05)	(1.40)

Net asset value, end of period	$74.84	$70.50	$64.12	$59.34	$53.58	$37.80

Total return	7.32%[c]	12.41%	10.36%	13.04%	44.82%	(36.70)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,887,903	$4,032,811	$3,638,788	$3,035,008	$2,619,922	$2,056,096
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.16%	2.25%	2.11%	2.05%	2.18%	2.67%
Portfolio turnover rate[e]	3%	5%	7%	7%	8%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$82.45	$75.40	$68.67	$59.93	$41.91	$62.78

Income from investment operations:
Net investment income[a]	0.72	1.41	1.13	0.93	0.81	0.77
Net realized and unrealized gain (loss)[b]	6.81	7.08	6.72	8.76	18.03	(20.90)

Total from investment operations	7.53	8.49	7.85	9.69	18.84	(20.13)

Less distributions from:
Net investment income	(0.69)	(1.44)	(1.12)	(0.95)	(0.82)	(0.74)

Total distributions	(0.69)	(1.44)	(1.12)	(0.95)	(0.82)	(0.74)

Net asset value, end of period	$89.29	$82.45	$75.40	$68.67	$59.93	$41.91

Total return	9.14%[c]	11.41%	11.62%	16.33%	45.16%	(32.25)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,910,913	$6,889,084	$7,167,163	$6,180,499	$5,624,841	$4,585,034
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.67%	1.85%	1.66%	1.51%	1.53%	1.44%
Portfolio turnover rate[e]	3%	28%	23%	22%	33%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$73.87	$64.97	$63.30	$56.48	$37.45	$69.25

Income from investment operations:
Net investment income[a]	0.88	1.63	1.37	1.27	1.24	1.83
Net realized and unrealized gain (loss)[b]	4.44	8.86	1.68	6.82	19.00	(31.82)

Total from investment operations	5.32	10.49	3.05	8.09	20.24	(29.99)

Less distributions from:
Net investment income	(0.87)	(1.59)	(1.38)	(1.27)	(1.21)	(1.81)

Total distributions	(0.87)	(1.59)	(1.38)	(1.27)	(1.21)	(1.81)

Net asset value, end of period	$78.32	$73.87	$64.97	$63.30	$56.48	$37.45

Total return	7.22%[c]	16.43%	5.08%	14.59%	54.46%	(43.95)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,948,340	$5,602,665	$4,502,395	$4,567,292	$3,992,928	$2,449,246
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.28%	2.47%	2.30%	2.24%	2.52%	3.41%
Portfolio turnover rate[e]	2%	35%	22%	23%	40%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$128.13	$112.48	$110.32	$84.92	$52.68	$81.47

Income from investment operations:
Net investment income[a]	0.80	1.08	0.61	0.52	0.50	0.43
Net realized and unrealized gain (loss)[b]	10.83	15.73	2.26	25.48	32.25	(28.81)

Total from investment operations	11.63	16.81	2.87	26.00	32.75	(28.38)

Less distributions from:
Net investment income	(0.75)	(1.16)	(0.71)	(0.60)	(0.51)	(0.41)

Total distributions	(0.75)	(1.16)	(0.71)	(0.60)	(0.51)	(0.41)

Net asset value, end of period	$139.01	$128.13	$112.48	$110.32	$84.92	$52.68

Total return	9.10%[c]	15.08%	2.65%	30.74%	62.33%	(34.92)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,128,453	$3,677,400	$3,064,944	$3,348,170	$2,606,968	$1,224,729
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.20%	0.95%	0.58%	0.57%	0.71%	0.61%
Portfolio turnover rate[e]	10%	46%	35%	41%	51%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$100.86	$85.47	$86.21	$71.49	$44.22	$72.70

Income from investment operations:
Net investment income[a]	0.90	1.70	1.31	1.17	1.23	1.55
Net realized and unrealized gain (loss)[b]	7.06	15.42	(0.67)	14.81	27.33	(28.32)

Total from investment operations	7.96	17.12	0.64	15.98	28.56	(26.77)

Less distributions from:
Net investment income	(0.83)	(1.73)	(1.38)	(1.26)	(1.29)	(1.71)

Total distributions	(0.83)	(1.73)	(1.38)	(1.26)	(1.29)	(1.71)

Net asset value, end of period	$107.99	$100.86	$85.47	$86.21	$71.49	$44.22

Total return	7.93%[c]	20.35%	0.93%	22.62%	65.04%	(37.31)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,299,211	$2,889,589	$2,222,162	$2,413,774	$2,058,777	$1,131,932
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.73%	1.96%	1.65%	1.58%	2.04%	2.51%
Portfolio turnover rate[e]	7%	38%	33%	22%	45%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of period	$93.95	$82.58	$79.01	$61.33	$38.20	$61.58

Income from investment operations:
Net investment income[b]	0.41	1.08	0.59	0.58	0.28	0.34
Net realized and unrealized gain (loss)[c]	14.38	11.41	3.61	17.72	23.15	(23.39)

Total from investment operations	14.79	12.49	4.20	18.30	23.43	(23.05)

Less distributions from:
Net investment income	(0.35)	(1.12)	(0.63)	(0.62)	(0.30)	(0.33)

Total distributions	(0.35)	(1.12)	(0.63)	(0.62)	(0.30)	(0.33)

Net asset value, end of period	$108.39	$93.95	$82.58	$79.01	$61.33	$38.20

Total return	15.77%[d]	15.29%	5.38%	29.98%	61.44%	(37.55)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,660,957	$1,855,601	$1,659,789	$2,137,127	$1,573,044	$848,094
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.81%	1.30%	0.78%	0.87%	0.55%	0.64%
Portfolio turnover rate[f]	10%	47%	43%	46%	51%	45%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$90.00	$78.54	$76.20	$64.11	$39.19	$65.45

Income from investment operations:
Net investment income[a]	0.67	1.44	1.00	0.78	0.77	1.10
Net realized and unrealized gain (loss)[b]	12.10	11.58	2.30	12.17	24.97	(26.22)

Total from investment operations	12.77	13.02	3.30	12.95	25.74	(25.12)

Less distributions from:
Net investment income	(0.61)	(1.56)	(0.96)	(0.86)	(0.82)	(1.14)

Total distributions	(0.61)	(1.56)	(0.96)	(0.86)	(0.82)	(1.14)

Net asset value, end of period	$102.16	$90.00	$78.54	$76.20	$64.11	$39.19

Total return	14.23%[c]	16.86%	4.51%	20.37%	66.02%	(38.79)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,707,194	$2,205,080	$2,269,819	$1,893,528	$1,875,217	$919,076
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.40%	1.83%	1.40%	1.18%	1.42%	1.99%
Portfolio turnover rate[e]	6%	44%	30%	31%	52%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
S&P 100	iShares S&P 100 Index Fund	Diversified
S&P 500 Growth	iShares S&P 500 Growth Index Fund	Diversified
S&P 500 Value	iShares S&P 500 Value Index Fund	Diversified
S&P Mid-Cap 400 Growth	iShares S&P MidCap 400 Growth Index Fund	Diversified
S&P Mid-Cap 400 Value	iShares S&P MidCap 400 Value Index Fund	Diversified
S&P Small-Cap 600 Growth	iShares S&P SmallCap 600 Growth Index Fund	Diversified
S&P Small-Cap 600 Value	iShares S&P SmallCap 600 Value Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

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iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P 100
Assets:
Common Stocks	$3,881,213,235	$—	$—	$3,881,213,235
Money Market Funds	63,962,641	—	—	63,962,641

	$3,945,175,876	$—	$—	$3,945,175,876

S&P 500 Growth
Assets:
Common Stocks	$7,901,242,314	$—	$—	$7,901,242,314
Money Market Funds	154,341,448	—	—	154,341,448

	$8,055,583,762	$—	$—	$8,055,583,762

S&P 500 Value
Assets:
Common Stocks	$5,936,519,257	$—	$—	$5,936,519,257
Money Market Funds	84,446,199	—	—	84,446,199

	$6,020,965,456	$—	$—	$6,020,965,456

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$4,123,148,115	$—	$—	$4,123,148,115
Money Market Funds	472,067,302	—	—	472,067,302

	$4,595,215,417	$—	$—	$4,595,215,417

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$3,295,072,809	$—	$—	$3,295,072,809
Money Market Funds	251,327,980	—	—	251,327,980

	$3,546,400,789	$—	$—	$3,546,400,789

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Small-Cap 600 Growth
Assets:
Common Stocks	$2,662,752,770	$—	$—	$2,662,752,770
Money Market Funds	353,819,034	—	—	353,819,034

	$3,016,571,804	$—	$—	$3,016,571,804

S&P Small-Cap 600 Value
Assets:
Common Stocks	$2,703,994,905	$—	$1,774	$2,703,996,679
Money Market Funds	375,362,772	—	—	375,362,772

	$3,079,357,677	$—	$1,774	$3,079,359,451

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

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Effective July 1, 2013, for its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on the Fund’s average daily net assets.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Mid-Cap 400 Value	0.25
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
S&P 100	$14,516
S&P 500 Growth	73,961
S&P 500 Value	82,395
S&P Mid-Cap 400 Growth	522,575
S&P Mid-Cap 400 Value	279,094
S&P Small-Cap 600 Growth	762,826
S&P Small-Cap 600 Value	376,497

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	72,565	7,381	(2,668)	77,278	$20,912,972	$251,185	$152,616

S&P 500 Value
BlackRock Inc.	41,037	4,229	(3,889)	41,377	$11,197,444	$140,384	$165,300
PNC Financial Services Group Inc. (The)	432,157	43,740	(39,333)	436,564	31,629,062	394,467	706,115

					$42,826,506	$534,851	$871,415

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$116,489,032	$120,633,401
S&P 500 Growth	219,426,240	213,644,582
S&P 500 Value	142,848,447	141,852,508
S&P Mid-Cap 400 Growth	394,889,734	392,336,228
S&P Mid-Cap 400 Value	211,622,655	205,306,651
S&P Small-Cap 600 Growth	226,965,516	214,869,628
S&P Small-Cap 600 Value	141,036,108	138,414,200

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iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$686,057,708	$1,062,778,395
S&P 500 Growth	599,479,725	163,473,696
S&P 500 Value	469,690,377	477,401,578
S&P Mid-Cap 400 Growth	292,502,060	158,278,505
S&P Mid-Cap 400 Value	245,742,506	55,856,604
S&P Small-Cap 600 Growth	542,870,694	52,587,924
S&P Small-Cap 600 Value	289,758,059	100,589,350

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
S&P 100	$59,954,828
S&P 500 Growth	143,846,502
S&P 500 Value	76,271,153
S&P Mid-Cap 400 Growth	457,845,708
S&P Mid-Cap 400 Value	242,378,921
S&P Small-Cap 600 Growth	345,362,412
S&P Small-Cap 600 Value	363,431,067

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES® TRUST

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$56,823,225	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$304,957,051
S&P 500 Growth	200,029,754	40,360,646	—	—	112,834,240	486,334,136	370,536,779	1,210,095,555
S&P 500 Value	—	—	—	—	85,627,531	302,437,779	55,268,179	443,333,489
S&P Mid-Cap 400 Growth	64,516,452	—	—	—	47,934,457	304,083,391	—	416,534,300
S&P Mid-Cap 400 Value	—	—	—	—	—	167,546,239	13,207,083	180,753,322
S&P Small-Cap 600 Growth	7,737,893	—	—	—	14,334,818	225,094,086	10,658,983	257,825,780
S&P Small-Cap 600 Value	—	—	—	—	47,014,079	197,873,417	—	244,887,496

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$3,933,702,322	$353,790,785	$(342,317,231)	$11,473,554
S&P 500 Growth	5,974,350,539	2,147,247,980	(66,014,757)	2,081,233,223
S&P 500 Value	5,315,197,970	1,035,452,862	(329,685,376)	705,767,486
S&P Mid-Cap 400 Growth	3,812,727,859	887,989,625	(105,502,067)	782,487,558
S&P Mid-Cap 400 Value	3,007,806,979	674,988,150	(136,394,340)	538,593,810
S&P Small-Cap 600 Growth	2,405,268,489	657,562,736	(46,259,421)	611,303,315
S&P Small-Cap 600 Value	2,660,549,530	552,535,961	(133,726,040)	418,809,921

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares S&P 100 ETF, iShares S&P 500 Growth ETF and iShares S&P 500 Value ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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Contract (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares S&P 500 Value Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

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or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares S&P Mid-Cap 400 Growth ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

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The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.
Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and

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ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares Funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

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and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III.  iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers),

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as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this

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iSHARES® TRUST

arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$0.805270	$—	$0.000887	$0.806157	100%	—%	0%[a]		100%
S&P 500 Growth	0.684754	—	0.003579	0.688333	99	—	1		100
S&P 500 Value	0.869205	—	0.003316	0.872521	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	0.723368	—	0.029748	0.753116	96	—	4		100
S&P Mid-Cap 400 Value	0.808267	—	0.024727	0.832994	97	—	3		100
S&P Small-Cap 600 Growth	0.334958	—	0.010766	0.345724	97	—	3		100
S&P Small-Cap 600 Value	0.596301	—	0.018239	0.614540	97	—	3		100

[a]	Rounds to less than 1%.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-31-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Fund Performance Overview

iSHARES® CORE S&P 500 ETF

Performance as of September 30, 2013

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 8.28%, net of fees, while the total return for the Index was 8.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.28%	19.41%	19.34%	19.28%	19.41%	19.34%
5 Years	9.96%	9.92%	10.02%	60.77%	60.47%	61.18%
10 Years	7.50%	7.50%	7.57%	106.13%	106.03%	107.37%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.80	$0.37	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	17.86%
Financials	16.23
Health Care	13.02
Consumer Discretionary	12.45
Industrials	10.71
Energy	10.44
Consumer Staples	10.03
Materials	3.52
Utilities	3.15
Telecommunication Services	2.42
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	2.89%
Exxon Mobil Corp.	2.53
Microsoft Corp.	1.69
Google Inc. Class A	1.64
Johnson & Johnson	1.63
General Electric Co.	1.62
Chevron Corp.	1.57
Procter & Gamble Co. (The)	1.38
Berkshire Hathaway Inc. Class B	1.36
Wells Fargo & Co.	1.33

TOTAL	17.64%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE S&P MID-CAP ETF

Performance as of September 30, 2013

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 8.59%, net of fees, while the total return for the Index was 8.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.60%	27.71%	27.68%	27.60%	27.71%	27.68%
5 Years	12.95%	12.98%	13.08%	83.85%	84.08%	84.89%
10 Years	10.71%	10.69%	10.84%	176.59%	175.99%	179.96%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.90	$0.73	$1,000.00	$1,024.40	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	22.49%
Information Technology	16.27
Industrials	16.17
Consumer Discretionary	14.08
Health Care	8.88
Materials	7.02
Energy	5.70
Utilities	4.93
Consumer Staples	3.80
Telecommunication Services	0.51
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Alliance Data Systems Corp.	0.73%
Green Mountain Coffee Roasters Inc.	0.70
Affiliated Managers Group Inc.	0.68
LKQ Corp.	0.68
Tractor Supply Co.	0.66
Equinix Inc.	0.64
Henry Schein Inc.	0.63
Oceaneering International Inc.	0.62
HollyFrontier Corp.	0.59
Cimarex Energy Co.	0.59

TOTAL	6.52%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of September 30, 2013

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 15.11%, net of fees, while the total return for the Index was 15.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.55%	31.63%	31.51%	31.55%	31.63%	31.51%
5 Years	12.32%	12.14%	12.40%	78.75%	77.33%	79.43%
10 Years	11.03%	11.03%	11.14%	184.74%	184.68%	187.57%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,151.10	$0.75	$1,000.00	$1,024.40	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	21.09%
Information Technology	18.39
Consumer Discretionary	16.08
Industrials	15.27
Health Care	10.43
Materials	5.86
Energy	4.78
Consumer Staples	4.27
Utilities	3.47
Telecommunication Services	0.38
Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Gulfport Energy Corp.	0.77%
Hain Celestial Group Inc.	0.57
FEI Co.	0.57
Brunswick Corp.	0.56
A.O. Smith Corp.	0.54
Centene Corp.	0.54
Align Technology Inc.	0.52
Old Dominion Freight Line Inc.	0.50
Questcor Pharmaceuticals Inc.	0.49
Teledyne Technologies Inc.	0.49

TOTAL	5.55%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of September 30, 2013

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Composite 1500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 8.54%, net of fees, while the total return for the Index was 8.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.35%	20.39%	20.43%	20.35%	20.39%	20.43%
5 Years	10.18%	10.14%	10.35%	62.38%	62.10%	63.63%
Since Inception	6.47%	6.46%	6.64%	83.64%	83.53%	86.57%

The inception date of the Fund was 1/20/04. The first day of secondary market trading was 1/23/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.40	$0.37	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	17.74%
Financials	16.92
Consumer Discretionary	12.74
Health Care	12.58
Industrials	11.34
Energy	9.84
Consumer Staples	9.29
Materials	3.89
Utilities	3.31
Telecommunication Services	2.18
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	2.54%
Exxon Mobil Corp.	2.22
Microsoft Corp.	1.48
Google Inc. Class A	1.44
Johnson & Johnson	1.43
General Electric Co.	1.43
Chevron Corp.	1.38
Procter & Gamble Co. (The)	1.21
Berkshire Hathaway Inc. Class B	1.20
Wells Fargo & Co.	1.17

TOTAL	15.50%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Summary Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	2,100,050	$246,755,875	0.54%
United Technologies Corp.	2,553,898	275,361,282	0.61
Other securities[a]		707,585,279	1.56

		1,229,702,436	2.71
AIR FREIGHT & LOGISTICS
Other securities[a]		358,566,082	0.79

		358,566,082	0.79
AIRLINES
Other securities[a]		92,348,305	0.20

		92,348,305	0.20
AUTO COMPONENTS
Other securities[a]		187,586,466	0.41

		187,586,466	0.41
AUTOMOBILES
Other securities[a]		346,875,586	0.77

		346,875,586	0.77
BEVERAGES
Coca-Cola Co. (The)	11,535,034	436,947,088	0.96
PepsiCo Inc.	4,666,096	370,954,632	0.82
Other securities[a]		197,165,178	0.44

		1,005,066,898	2.22
BIOTECHNOLOGY
Amgen Inc.	2,279,322	255,147,305	0.56
Gilead Sciences Inc.[b,c]	4,631,033	291,014,114	0.64
Other securities[a]		560,661,873	1.24

		1,106,823,292	2.44
BUILDING PRODUCTS
Other securities[a]		22,963,759	0.05

		22,963,759	0.05
CAPITAL MARKETS
BlackRock Inc.[d]	381,049	103,119,480	0.23
Other securities[a]		859,700,445	1.89

		962,819,925	2.12
CHEMICALS
Other securities[a]		1,167,503,302	2.58

		1,167,503,302	2.58

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
PNC Financial Services Group Inc. (The)[d]	1,608,142	$116,509,888	0.26%
U.S. Bancorp	5,564,847	203,562,103	0.45
Wells Fargo & Co.	14,619,296	604,069,311	1.33
Other securities[a]		345,693,288	0.76

		1,269,834,590	2.80
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		226,291,885	0.50

		226,291,885	0.50
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	16,221,807	379,914,720	0.84
QUALCOMM Inc.	5,190,147	349,608,302	0.77
Other securities[a]		123,028,105	0.27

		852,551,127	1.88
COMPUTERS & PERIPHERALS
Apple Inc.	2,748,728	1,310,456,074	2.89
Other securities[a]		512,748,101	1.13

		1,823,204,175	4.02
CONSTRUCTION & ENGINEERING
Other securities[a]		75,881,703	0.17

		75,881,703	0.17
CONSTRUCTION MATERIALS
Other securities[a]		20,359,776	0.05

		20,359,776	0.05
CONSUMER FINANCE
American Express Co.	2,807,219	212,001,179	0.47
Other securities[a]		228,581,124	0.50

		440,582,303	0.97
CONTAINERS & PACKAGING
Other securities[a]		96,389,300	0.21

		96,389,300	0.21
DISTRIBUTORS
Other securities[a]		37,904,083	0.08

		37,904,083	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		22,070,774	0.05

		22,070,774	0.05

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	32,504,157	$448,557,367	0.99%
Berkshire Hathaway Inc. Class Bb	5,445,827	618,155,823	1.36
Citigroup Inc.	9,200,859	446,333,670	0.98
J.P. Morgan Chase & Co.	11,388,840	588,689,139	1.30
Other securities[a]		274,023,979	0.61

		2,375,759,978	5.24
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	16,068,854	543,448,642	1.20
Verizon Communications Inc.	8,658,144	403,988,999	0.89
Other securities[a]		83,994,130	0.19

		1,031,431,771	2.28
ELECTRIC UTILITIES
Other securities[a]		791,863,709	1.75

		791,863,709	1.75
ELECTRICAL EQUIPMENT
Other securities[a]		357,327,284	0.79

		357,327,284	0.79
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		208,152,070	0.46

		208,152,070	0.46
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,003,376	353,738,303	0.78
Other securities[a]		501,978,585	1.11

		855,716,888	1.89
FOOD & STAPLES RETAILING
CVS Caremark Corp.	3,716,569	210,915,291	0.47
Wal-Mart Stores Inc.	4,924,854	364,242,202	0.80
Other securities[a]		502,805,734	1.11

		1,077,963,227	2.38
FOOD PRODUCTS
Other securities[a]		724,269,358	1.60

		724,269,358	1.60
GAS UTILITIES
Other securities[a]		49,741,714	0.11

		49,741,714	0.11

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		$928,351,536	2.05%

		928,351,536	2.05
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	3,076,121	220,281,025	0.49
Other securities[a]		703,539,635	1.55

		923,820,660	2.04
HEALTH CARE TECHNOLOGY
Other securities[a]		46,917,849	0.10

		46,917,849	0.10
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,024,524	290,989,454	0.64
Other securities[a]		519,071,617	1.15

		810,061,071	1.79
HOUSEHOLD DURABLES
Other securities[a]		154,295,709	0.34

		154,295,709	0.34
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	8,286,303	626,361,644	1.38
Other securities[a]		299,563,311	0.66

		925,924,955	2.04
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		51,435,897	0.11

		51,435,897	0.11
INDUSTRIAL CONGLOMERATES
3M Co.	1,964,491	234,579,870	0.52
General Electric Co.	30,811,759	736,092,923	1.62
Other securities[a]		125,461,436	0.28

		1,096,134,229	2.42
INSURANCE
American International Group Inc.	4,466,841	217,222,478	0.48
Other securities[a]		1,153,799,955	2.55

		1,371,022,433	3.03
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	1,119,665	350,052,066	0.77
Other securities[a]		255,030,109	0.57

		605,082,175	1.34

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

INTERNET SOFTWARE & SERVICES
Google Inc. Class Ab	846,344	$741,321,173	1.64%
Other securities[a]		340,491,020	0.75

		1,081,812,193	2.39
IT SERVICES
International Business Machines Corp.	3,115,442	576,917,550	1.27
MasterCard Inc. Class A	313,898	211,184,296	0.47
Visa Inc. Class A	1,561,795	298,459,024	0.66
Other securities[a]		541,533,709	1.19

		1,628,094,579	3.59
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		60,069,114	0.13

		60,069,114	0.13
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		231,129,013	0.51

		231,129,013	0.51
MACHINERY
Other securities[a]		813,211,149	1.79

		813,211,149	1.79
MEDIA
Comcast Corp. Class A	7,913,308	357,285,856	0.79
Walt Disney Co. (The)	5,026,706	324,172,270	0.72
Other securities[a]		994,825,518	2.19

		1,676,283,644	3.70
METALS & MINING
Other securities[a]		248,168,616	0.55

		248,168,616	0.55
MULTI-UTILITIES
Other securities[a]		535,599,242	1.18

		535,599,242	1.18
MULTILINE RETAIL
Other securities[a]		346,490,157	0.77

		346,490,157	0.77
OFFICE ELECTRONICS
Other securities[a]		36,072,223	0.08

		36,072,223	0.08

Security	Shares	Value	% of Net Assets

OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	5,845,483	$710,226,185	1.57%
ConocoPhillips	3,700,339	257,210,564	0.57
Exxon Mobil Corp.	13,317,448	1,145,833,226	2.53
Occidental Petroleum Corp.	2,437,928	228,043,785	0.50
Other securities[a]		1,536,677,180	3.39

		3,877,990,940	8.56
PAPER & FOREST PRODUCTS
Other securities[a]		60,450,074	0.13

		60,450,074	0.13
PERSONAL PRODUCTS
Other securities[a]		81,106,386	0.18

		81,106,386	0.18
PHARMACEUTICALS
AbbVie Inc.	4,796,848	214,563,011	0.47
Bristol-Myers Squibb Co.	4,981,094	230,525,030	0.51
Johnson & Johnson	8,526,306	739,145,467	1.63
Merck & Co. Inc.	8,853,995	421,538,702	0.93
Pfizer Inc.	20,030,218	575,067,559	1.27
Other securities[a]		484,203,845	1.07

		2,665,043,614	5.88
PROFESSIONAL SERVICES
Other securities[a]		74,231,101	0.16

		74,231,101	0.16
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		889,506,497	1.96

		889,506,497	1.96
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		19,375,700	0.04

		19,375,700	0.04
ROAD & RAIL
Union Pacific Corp.	1,403,414	218,006,331	0.48
Other securities[a]		198,308,220	0.44

		416,314,551	0.92
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	15,073,451	345,483,497	0.76
Other securities[a]		580,133,330	1.28

		925,616,827	2.04

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

SOFTWARE
Microsoft Corp.	22,934,633	$763,952,625	1.69%
Oracle Corp.	10,788,372	357,850,299	0.79
Other securities[a]		418,791,819	0.92

		1,540,594,743	3.40
SPECIALTY RETAIL
Home Depot Inc. (The)	4,333,987	328,732,914	0.73
Other securities[a]		728,443,642	1.60

		1,057,176,556	2.33
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		340,973,926	0.75

		340,973,926	0.75
THRIFTS & MORTGAGE FINANCE
Other securities[a]		27,081,748	0.06

		27,081,748	0.06
TOBACCO
Altria Group Inc.	6,064,525	208,316,434	0.46
Philip Morris International Inc.	4,897,043	424,034,953	0.94
Other securities[a]		97,387,502	0.21

		729,738,889	1.61
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		90,501,150	0.20

		90,501,150	0.20
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		64,780,239	0.14

		64,780,239	0.14

TOTAL COMMON STOCKS
(Cost: $41,130,372,517)		45,248,011,151	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	769,978,224	769,978,224	1.70
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	46,476,783	46,476,783	0.10

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	35,137,139	$35,137,139	0.08%

		851,592,146	1.88

TOTAL SHORT-TERM INVESTMENTS
(Cost: $851,592,146)		851,592,146	1.88

TOTAL INVESTMENTS IN SECURITIES
(Cost: $41,981,964,663)		46,099,603,297	101.71
Other Assets, Less Liabilities		(774,576,832)	(1.71)

NET ASSETS		$45,325,026,465	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
843	E-mini S&P 500 (Dec. 2013)	Chicago Mercantile	$70,571,745	$(65,500)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
B/E Aerospace Inc.[a,b]	1,226,308	$90,526,057	0.51%
Other securities[c]		194,557,625	1.11

		285,083,682	1.62
AIR FREIGHT & LOGISTICS
Other securities[c]		17,188,668	0.10

		17,188,668	0.10
AIRLINES
Other securities[c]		72,640,356	0.41

		72,640,356	0.41
AUTO COMPONENTS
Other securities[c]		46,089,560	0.26

		46,089,560	0.26
AUTOMOBILES
Other securities[c]		32,128,796	0.18

		32,128,796	0.18
BIOTECHNOLOGY
Other securities[c]		97,498,875	0.55

		97,498,875	0.55
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	2,067,181	86,056,745	0.49
Other securities[c]		43,022,379	0.24

		129,079,124	0.73
CAPITAL MARKETS
Affiliated Managers Group Inc.[a]	658,040	120,184,426	0.68
Other securities[c]		320,079,713	1.82

		440,264,139	2.50
CHEMICALS
Ashland Inc.	895,351	82,802,061	0.47
Other securities[c]		412,020,664	2.34

		494,822,725	2.81
COMMERCIAL BANKS
Other securities[c]		793,180,032	4.50

		793,180,032	4.50

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		$316,825,553	1.80%

		316,825,553	1.80
COMMUNICATIONS EQUIPMENT
Other securities[c]		148,792,999	0.84

		148,792,999	0.84
COMPUTERS & PERIPHERALS
NCR Corp.[a]	2,067,170	81,880,604	0.46
Other securities[c]		112,805,305	0.65

		194,685,909	1.11
CONSTRUCTION & ENGINEERING
Other securities[c]		163,402,541	0.93

		163,402,541	0.93
CONSTRUCTION MATERIALS
Other securities[c]		101,257,444	0.57

		101,257,444	0.57
CONTAINERS & PACKAGING
Rock-Tenn Co. Class A	895,848	90,722,527	0.52
Other securities[c]		212,827,845	1.20

		303,550,372	1.72
DISTRIBUTORS
LKQ Corp.[a]	3,736,725	119,052,058	0.68

		119,052,058	0.68
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		159,513,432	0.91

		159,513,432	0.91
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		110,086,911	0.62

		110,086,911	0.62
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		54,305,620	0.31

		54,305,620	0.31
ELECTRIC UTILITIES
OGE Energy Corp.	2,466,554	89,017,934	0.51
Other securities[c]		277,834,334	1.57

		366,852,268	2.08
ELECTRICAL EQUIPMENT
Other securities[c]		177,276,709	1.01

		177,276,709	1.01

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Avnet Inc.	1,706,036	$71,158,761	0.40%
Trimble Navigation Ltd.[a]	3,196,661	94,972,798	0.54
Other securities[c]		207,358,828	1.18

		373,490,387	2.12
ENERGY EQUIPMENT & SERVICES
Oceaneering International Inc.	1,346,873	109,419,962	0.62
Oil States International Inc.[a]	686,869	71,063,467	0.40
Other securities[c]		363,199,488	2.07

		543,682,917	3.09
FOOD & STAPLES RETAILING
Other securities[c]		91,665,283	0.52

		91,665,283	0.52
FOOD PRODUCTS
Green Mountain Coffee Roasters Inc.[a,b]	1,632,758	122,995,660	0.70
Other securities[c]		266,380,794	1.51

		389,376,454	2.21
GAS UTILITIES
National Fuel Gas Co.	1,041,224	71,594,562	0.41
Other securities[c]		180,380,316	1.02

		251,974,878	1.43
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	609,537	79,050,853	0.45
ResMed Inc.[b]	1,768,542	93,414,388	0.53
Other securities[c]		278,649,885	1.58

		451,115,126	2.56
HEALTH CARE PROVIDERS & SERVICES
Henry Schein Inc.[a,b]	1,076,905	111,675,048	0.63
Omnicare Inc.	1,287,006	71,428,833	0.41
Universal Health Services Inc. Class B	1,112,393	83,418,351	0.47

Security	Shares	Value	% of Net Assets

Other securities[c]		$308,322,955	1.75%

		574,845,187	3.26
HEALTH CARE TECHNOLOGY
Other securities[c]		53,068,774	0.30

		53,068,774	0.30
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		311,687,520	1.77

		311,687,520	1.77
HOUSEHOLD DURABLES
Jarden Corp.[a]	1,472,341	71,261,304	0.40
Mohawk Industries Inc.[a]	757,913	98,718,168	0.56
Other securities[c]		232,615,715	1.33

		402,595,187	2.29
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	1,725,305	103,604,565	0.59
Other securities[c]		70,614,361	0.40

		174,218,926	0.99
INDUSTRIAL CONGLOMERATES
Other securities[c]		55,857,776	0.32

		55,857,776	0.32
INSURANCE
Alleghany Corp.[a]	209,370	85,768,420	0.49
Everest Re Group Ltd.	605,262	88,011,147	0.50
Fidelity National Financial Inc. Class A	2,690,040	71,555,064	0.41
Other securities[c]		618,191,429	3.50

		863,526,060	4.90
INTERNET & CATALOG RETAIL
Other securities[c]		22,441,471	0.13

		22,441,471	0.13
INTERNET SOFTWARE & SERVICES
Equinix Inc.[a,b]	614,513	112,855,312	0.64
Rackspace Hosting Inc.[a,b]	1,418,773	74,854,463	0.42
Other securities[c]		57,527,818	0.33

		245,237,593	1.39

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

IT SERVICES
Alliance Data Systems Corp.[a,b]	606,873	$128,335,433	0.73%
Other securities[c]		544,060,924	3.09

		672,396,357	3.82
LEISURE EQUIPMENT & PRODUCTS
Polaris Industries Inc.	797,361	103,003,094	0.58

		103,003,094	0.58
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[a,b]	372,765	89,497,149	0.51
Other securities[c]		150,867,940	0.85

		240,365,089	1.36
MACHINERY
Wabtec Corp.	1,198,173	75,329,137	0.43
Other securities[c]		889,780,047	5.05

		965,109,184	5.48
MARINE
Other securities[c]		75,145,817	0.43

		75,145,817	0.43
MEDIA
Other securities[c]		246,853,620	1.40

		246,853,620	1.40
METALS & MINING
Other securities[c]		272,851,128	1.55

		272,851,128	1.55
MULTI-UTILITIES
Other securities[c]		195,828,496	1.11

		195,828,496	1.11
MULTILINE RETAIL
Other securities[c]		47,080,969	0.27

		47,080,969	0.27
OFFICE ELECTRONICS
Other securities[c]		28,799,546	0.16

		28,799,546	0.16
OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co.	1,077,110	103,833,404	0.59
HollyFrontier Corp.	2,488,514	104,791,325	0.59
Other securities[c]		251,205,567	1.43

		459,830,296	2.61

Security	Shares	Value	% of Net Assets

PAPER & FOREST PRODUCTS
Other securities[c]		$63,205,991	0.36%

		63,205,991	0.36
PHARMACEUTICALS
Other securities[c]		147,724,238	0.84

		147,724,238	0.84
PROFESSIONAL SERVICES
Manpowergroup Inc.	974,981	70,920,118	0.40
Towers Watson & Co. Class A	801,453	85,723,413	0.49
Other securities[c]		49,685,818	0.28

		206,329,349	1.17
REAL ESTATE INVESTMENT TRUSTS (REITS)
Federal Realty Investment Trust	818,071	82,993,303	0.47
Rayonier Inc.	1,572,310	87,499,052	0.50
Realty Income Corp.[b]	2,338,234	92,944,801	0.53
SL Green Realty Corp.[b]	1,094,260	97,214,058	0.55
UDR Inc.	3,119,731	73,937,625	0.42
Other securities[c]		1,128,853,166	6.41

		1,563,442,005	8.88
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		67,732,709	0.38

		67,732,709	0.38
ROAD & RAIL
J.B. Hunt Transport Services Inc.	1,137,067	82,926,296	0.47
Other securities[c]		125,416,740	0.71

		208,343,036	1.18
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cree Inc.[a,b]	1,495,571	90,018,418	0.51
Other securities[c]		310,215,015	1.76

		400,233,433	2.27
SOFTWARE
ANSYS Inc.[a]	1,150,998	99,584,347	0.57
Synopsys Inc.[a]	1,920,714	72,410,918	0.41
Other securities[c]		630,456,824	3.58

		802,452,089	4.56

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Advance Auto Parts Inc.	906,136	$74,919,324	0.43%
Signet Jewelers Ltd.	1,001,744	71,774,958	0.41
Tractor Supply Co.	1,738,386	116,767,388	0.66
Other securities[c]		486,501,744	2.76

		749,963,414	4.26
TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands Inc.	1,232,881	76,820,815	0.44
Under Armour Inc. Class Aa,b	998,344	79,318,431	0.45
Other securities[c]		84,207,091	0.47

		240,346,337	1.36
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[b]	5,486,804	82,905,608	0.47
Other securities[c]		39,612,340	0.23

		122,517,948	0.70
TOBACCO
Other securities[c]		14,657,909	0.08

		14,657,909	0.08
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		175,485,153	1.00

		175,485,153	1.00
WATER UTILITIES
Other securities[c]		54,390,692	0.31

		54,390,692	0.31
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		36,348,096	0.21

		36,348,096	0.21

TOTAL COMMON STOCKS
(Cost: $15,121,939,248)		17,588,797,307	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,006,696,294	2,006,696,294	11.39

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	121,126,528	$121,126,528	0.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,525,021	6,525,021	0.04

		2,134,347,843	12.12

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,134,347,843)		2,134,347,843	12.12

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,256,287,091)		19,723,145,150	111.97
Other Assets, Less Liabilities		(2,108,590,771)	(11.97)

NET ASSETS		$17,614,554,379	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
145	E-mini S&P Midcap 400 (Dec. 2013)	Chicago Mercantile	$17,988,700	$125,676

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa	853,012	$50,046,214	0.41%
Teledyne Technologies Inc.[a]	704,833	59,861,467	0.49
Other securities[b]		159,530,235	1.31

		269,437,916	2.21
AIR FREIGHT & LOGISTICS
Other securities[b]		71,027,454	0.58

		71,027,454	0.58
AIRLINES
Other securities[b]		43,729,022	0.36

		43,729,022	0.36
AUTO COMPONENTS
Other securities[b]		71,005,568	0.58

		71,005,568	0.58
AUTOMOBILES
Other securities[b]		13,692,810	0.11

		13,692,810	0.11
BEVERAGES
Other securities[b]		40,071,198	0.33

		40,071,198	0.33
BIOTECHNOLOGY
Other securities[b]		60,006,123	0.49

		60,006,123	0.49
BUILDING PRODUCTS
A.O. Smith Corp.	1,463,029	66,128,911	0.54
Other securities[b]		102,604,998	0.84

		168,733,909	1.38
CAPITAL MARKETS
Financial Engines Inc.	933,533	55,489,202	0.45
Prospect Capital Corp.[c]	4,880,606	54,565,175	0.45
Stifel Financial Corp.[a,c]	1,112,743	45,867,266	0.38
Other securities[b]		93,530,016	0.76

		249,451,659	2.04
CHEMICALS
PolyOne Corp.	1,825,570	56,063,255	0.46
Other securities[b]		287,217,581	2.35

		343,280,836	2.81

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Susquehanna Bancshares Inc.	3,525,116	$44,240,206	0.36%
Other securities[b]		793,856,127	6.51

		838,096,333	6.87
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		241,555,850	1.98

		241,555,850	1.98
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[a,c]	786,913	50,165,704	0.41
Other securities[b]		146,020,967	1.20

		196,186,671	1.61
COMPUTERS & PERIPHERALS
Other securities[b]		60,222,800	0.49

		60,222,800	0.49
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,262,964	49,419,781	0.40
Other securities[b]		52,079,887	0.43

		101,499,668	0.83
CONSTRUCTION MATERIALS
Other securities[b]		39,129,542	0.32

		39,129,542	0.32
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[a,c]	955,128	57,250,372	0.47
Other securities[b]		111,478,991	0.91

		168,729,363	1.38
CONTAINERS & PACKAGING
Other securities[b]		10,102,017	0.08

		10,102,017	0.08
DISTRIBUTORS
Pool Corp.	879,348	49,357,803	0.40
Other securities[b]		5,076,220	0.05

		54,434,023	0.45
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		115,344,589	0.95

		115,344,589	0.95
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		59,992,887	0.49

		59,992,887	0.49

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		$35,478,699	0.29%

		35,478,699	0.29
ELECTRIC UTILITIES
Other securities[b]		133,942,183	1.10

		133,942,183	1.10
ELECTRICAL EQUIPMENT
EnerSys Inc.	896,416	54,349,702	0.45
Other securities[b]		122,354,040	1.00

		176,703,742	1.45
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[a]	502,204	44,023,203	0.36
Belden Inc.	820,902	52,578,773	0.43
Cognex Corp.	1,555,485	48,780,010	0.40
FEI Co.	785,897	69,001,757	0.57
Other securities[b]		396,248,192	3.24

		610,631,935	5.00
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	684,578	49,809,895	0.41
Other securities[b]		236,493,570	1.94

		286,303,465	2.35
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	722,992	53,139,912	0.44
Other securities[b]		38,578,891	0.31

		91,718,803	0.75
FOOD PRODUCTS
Darling International Inc.[a]	2,224,573	47,071,965	0.39
Hain Celestial Group Inc.[a,c]	897,408	69,208,105	0.57
TreeHouse Foods Inc.[a]	684,988	45,777,748	0.38
Other securities[b]		155,092,879	1.26

		317,150,697	2.60
GAS UTILITIES
Piedmont Natural Gas Co.[c]	1,429,880	47,014,454	0.39
Southwest Gas Corp.	871,878	43,593,900	0.36
Other securities[b]		116,839,908	0.95

		207,448,262	1.70

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[a,c]	1,322,703	$63,648,468	0.52%
West Pharmaceutical Services Inc.	1,313,768	54,061,553	0.44
Other securities[b]		311,665,462	2.56

		429,375,483	3.52
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[a,c]	1,028,591	65,788,680	0.54
Other securities[b]		320,757,431	2.63

		386,546,111	3.17
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[a]	471,447	46,640,252	0.38
Other securities[b]		59,102,326	0.49

		105,742,578	0.87
HOTELS, RESTAURANTS & LEISURE
Cracker Barrel Old Country Store Inc.	447,652	46,215,592	0.38
Other securities[b]		375,198,880	3.07

		421,414,472	3.45
HOUSEHOLD DURABLES
Other securities[b]		188,415,375	1.54

		188,415,375	1.54
HOUSEHOLD PRODUCTS
Other securities[b]		23,079,877	0.19

		23,079,877	0.19
INSURANCE
ProAssurance Corp.	1,164,366	52,466,332	0.43
Other securities[b]		190,670,793	1.56

		243,137,125	1.99
INTERNET & CATALOG RETAIL
Other securities[b]		23,612,937	0.19

		23,612,937	0.19
INTERNET SOFTWARE & SERVICES
Other securities[b]		271,176,594	2.22

		271,176,594	2.22
IT SERVICES
MAXIMUS Inc.	1,283,826	57,823,523	0.47
Other securities[b]		189,900,905	1.56

		247,724,428	2.03

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.	1,704,516	$68,027,234	0.56%
Other securities[b]		48,222,767	0.39

		116,250,001	0.95
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,c]	1,058,462	53,166,546	0.44
Other securities[b]		29,813,396	0.24

		82,979,942	0.68
MACHINERY
Actuant Corp. Class Ac	1,379,093	53,563,972	0.44
Toro Co. (The)	1,076,142	58,488,318	0.48
Other securities[b]		326,247,281	2.67

		438,299,571	3.59
MEDIA
Live Nation Entertainment Inc.[a]	2,652,714	49,207,844	0.40
Other securities[b]		23,001,152	0.19

		72,208,996	0.59
METALS & MINING
Other securities[b]		175,349,335	1.44

		175,349,335	1.44
MULTI-UTILITIES
Other securities[b]		62,326,399	0.51

		62,326,399	0.51
MULTILINE RETAIL
Other securities[b]		20,729,918	0.17

		20,729,918	0.17
OIL, GAS & CONSUMABLE FUELS
Gulfport Energy Corp.[a,c]	1,458,732	93,854,817	0.77
Other securities[b]		203,416,119	1.67

		297,270,936	2.44
PAPER & FOREST PRODUCTS
Other securities[b]		147,311,778	1.21

		147,311,778	1.21
PERSONAL PRODUCTS
Other securities[b]		44,906,562	0.37

		44,906,562	0.37

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Questcor Pharmaceuticals Inc.[c]	1,039,230	$60,275,340	0.49%
ViroPharma Inc.[a,c]	1,233,209	48,465,114	0.40
Other securities[b]		99,486,126	0.82

		208,226,580	1.71
PROFESSIONAL SERVICES
Other securities[b]		173,173,633	1.42

		173,173,633	1.42
REAL ESTATE INVESTMENT TRUSTS (REITS)
LaSalle Hotel Properties	1,812,338	51,687,880	0.42
Mid-America Apartment Communities Inc.[c]	804,423	50,276,437	0.41
Post Properties Inc.	1,027,776	46,270,476	0.38
Sovran Self Storage Inc.	591,682	44,778,494	0.37
Tanger Factory Outlet Centers Inc.	1,777,828	58,046,084	0.48
Other securities[b]		645,341,151	5.29

		896,400,522	7.35
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		14,102,494	0.12

		14,102,494	0.12
ROAD & RAIL
Old Dominion Freight Line Inc.[a]	1,314,046	60,432,976	0.50
Other securities[b]		43,141,121	0.35

		103,574,097	0.85
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		494,351,130	4.05

		494,351,130	4.05
SOFTWARE
Sourcefire Inc.[a]	586,169	44,501,951	0.36
Tyler Technologies Inc.[a]	527,147	46,109,548	0.38
Other securities[b]		273,466,739	2.24

		364,078,238	2.98
SPECIALTY RETAIL
Lumber Liquidators Holdings Inc.[a,c]	517,901	55,234,142	0.45

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[b]		$511,334,491	4.19%

		566,568,633	4.64
TEXTILES, APPAREL & LUXURY GOODS
Fifth & Pacific Companies Inc.[a]	2,309,199	58,030,171	0.48
Wolverine World Wide Inc.	945,109	55,033,697	0.45
Other securities[b]		185,222,453	1.51

		298,286,321	2.44
THRIFTS & MORTGAGE FINANCE
Other securities[b]		103,836,122	0.85

		103,836,122	0.85
TOBACCO
Other securities[b]		4,628,346	0.04

		4,628,346	0.04
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		75,618,094	0.62

		75,618,094	0.62
WATER UTILITIES
Other securities[b]		20,083,385	0.16

		20,083,385	0.16
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		11,302,756	0.09

		11,302,756	0.09

TOTAL COMMON STOCKS
(Cost: $9,994,868,954)		12,207,196,793	100.02

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,588,475,334	1,588,475,334	13.02
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	95,882,223	95,882,223	0.78

		1,684,357,557	13.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,684,357,557)		1,684,357,557	13.80

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,679,226,511)	$13,891,554,350	113.82%
Other Assets, Less Liabilities	(1,687,210,207)	(13.82)

NET ASSETS	$12,204,344,143	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	34,842	$4,093,935	0.48%
United Technologies Corp.	42,371	4,568,441	0.53
Other securities[a]		13,624,437	1.60

		22,286,813	2.61
AIR FREIGHT & LOGISTICS
Other securities[a]		6,218,443	0.73

		6,218,443	0.73
AIRLINES
Other securities[a]		1,963,704	0.23

		1,963,704	0.23
AUTO COMPONENTS
Other securities[a]		3,471,018	0.41

		3,471,018	0.41
AUTOMOBILES
Other securities[a]		5,935,229	0.69

		5,935,229	0.69
BEVERAGES
Coca-Cola Co. (The)	191,319	7,247,164	0.85
PepsiCo Inc.	77,398	6,153,141	0.72
Other securities[a]		3,384,425	0.39

		16,784,730	1.96
BIOTECHNOLOGY
Amgen Inc.	37,816	4,233,123	0.50
Gilead Sciences Inc.[b]	76,828	4,827,872	0.56
Other securities[a]		9,855,633	1.15

		18,916,628	2.21
BUILDING PRODUCTS
Other securities[a]		1,334,318	0.16

		1,334,318	0.16
CAPITAL MARKETS
BlackRock Inc.[c]	6,341	1,716,001	0.20
Other securities[a]		16,679,549	1.95

		18,395,550	2.15
CHEMICALS
Other securities[a]		22,276,581	2.61

		22,276,581	2.61
COMMERCIAL BANKS
PNC Financial Services Group Inc. (The)[c]	26,659	1,931,445	0.23

Security	Shares	Value	% of Net Assets

U.S. Bancorp	92,344	$3,377,944	0.40%
Wells Fargo & Co.	242,445	10,017,827	1.17
Other securities[a]		11,149,260	1.30

		26,476,476	3.10
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		5,655,736	0.66

		5,655,736	0.66
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	269,069	6,301,596	0.74
QUALCOMM Inc.	86,094	5,799,292	0.68
Other securities[a]		3,169,621	0.37

		15,270,509	1.79
COMPUTERS & PERIPHERALS
Apple Inc.	45,577	21,728,835	2.54
Other securities[a]		9,452,413	1.11

		31,181,248	3.65
CONSTRUCTION & ENGINEERING
Other securities[a]		2,198,157	0.26

		2,198,157	0.26
CONSTRUCTION MATERIALS
Other securities[a]		831,928	0.10

		831,928	0.10
CONSUMER FINANCE
American Express Co.	46,583	3,517,948	0.41
Other securities[a]		4,247,082	0.50

		7,765,030	0.91
CONTAINERS & PACKAGING
Other securities[a]		2,835,938	0.33

		2,835,938	0.33
DISTRIBUTORS
Other securities[a]		1,249,925	0.15

		1,249,925	0.15
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,306,550	0.15

		1,306,550	0.15
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	539,102	7,439,608	0.87
Berkshire Hathaway Inc. Class Bb	90,313	10,251,429	1.20
Citigroup Inc.	152,602	7,402,723	0.87
J.P. Morgan Chase & Co.	188,875	9,762,949	1.14

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$5,146,843	0.60%

		40,003,552	4.68
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	266,495	9,012,861	1.05
Verizon Communications Inc.	143,517	6,696,503	0.78
Other securities[a]		1,706,193	0.21

		17,415,557	2.04
ELECTRIC UTILITIES
Other securities[a]		14,959,485	1.75

		14,959,485	1.75
ELECTRICAL EQUIPMENT
Other securities[a]		7,108,383	0.83

		7,108,383	0.83
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		6,559,560	0.77

		6,559,560	0.77
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	66,409	5,867,899	0.69
Other securities[a]		11,293,073	1.32

		17,160,972	2.01
FOOD & STAPLES RETAILING
CVS Caremark Corp.	61,639	3,498,013	0.41
Wal-Mart Stores Inc.	81,691	6,041,866	0.71
Other securities[a]		8,984,018	1.05

		18,523,897	2.17
FOOD PRODUCTS
Other securities[a]		14,399,171	1.68

		14,399,171	1.68
GAS UTILITIES
Other securities[a]		2,404,699	0.28

		2,404,699	0.28
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		18,352,120	2.15

		18,352,120	2.15
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	51,045	3,655,333	0.43
Other securities[a]		14,983,543	1.75

		18,638,876	2.18

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Other securities[a]		$1,238,264	0.14%

		1,238,264	0.14
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	50,176	4,827,433	0.56
Other securities[a]		11,019,533	1.29

		15,846,966	1.85
HOUSEHOLD DURABLES
Other securities[a]		4,649,541	0.54

		4,649,541	0.54
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	137,418	10,387,427	1.21
Other securities[a]		5,729,378	0.67

		16,116,805	1.88
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		848,485	0.10

		848,485	0.10
INDUSTRIAL CONGLOMERATES
3M Co.	32,590	3,891,572	0.46
General Electric Co.	510,956	12,206,739	1.43
Other securities[a]		2,308,279	0.26

		18,406,590	2.15
INSURANCE
American International Group Inc.	74,205	3,608,589	0.42
Other securities[a]		23,280,165	2.72

		26,888,754	3.14
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	18,574	5,806,975	0.68
Other securities[a]		4,388,695	0.51

		10,195,670	1.19
INTERNET SOFTWARE & SERVICES
Google Inc. Class Ab	14,036	12,294,273	1.44
Other securities[a]		7,346,216	0.86

		19,640,489	2.30
IT SERVICES
International Business Machines Corp.	51,668	9,567,880	1.12
MasterCard Inc. Class A	5,208	3,503,838	0.41
Visa Inc. Class A	25,910	4,951,401	0.58

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$12,309,165	1.44%

		30,332,284	3.55
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		1,731,801	0.20

		1,731,801	0.20
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		5,050,242	0.59

		5,050,242	0.59
MACHINERY
Other securities[a]		18,537,104	2.17

		18,537,104	2.17
MARINE
Other securities[a]		299,264	0.04

		299,264	0.04
MEDIA
Comcast Corp. Class A	131,266	5,926,660	0.69
Walt Disney Co. (The)	83,387	5,377,628	0.63
Other securities[a]		17,688,608	2.07

		28,992,896	3.39
METALS & MINING
Other securities[a]		5,673,899	0.66

		5,673,899	0.66
MULTI-UTILITIES
Other securities[a]		9,833,979	1.15

		9,833,979	1.15
MULTILINE RETAIL
Other securities[a]		6,010,998	0.70

		6,010,998	0.70
OFFICE ELECTRONICS
Other securities[a]		710,550	0.08

		710,550	0.08
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	96,937	11,777,846	1.38
ConocoPhillips	61,405	4,268,262	0.50
Exxon Mobil Corp.	220,824	18,999,697	2.22
Occidental Petroleum Corp.	40,492	3,787,622	0.44
Other securities[a]		28,146,179	3.29

		66,979,606	7.83
PAPER & FOREST PRODUCTS
Other securities[a]		1,630,855	0.19

		1,630,855	0.19

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$1,461,279	0.17%

		1,461,279	0.17
PHARMACEUTICALS
AbbVie Inc.	79,475	3,554,917	0.42
Bristol-Myers Squibb Co.	82,630	3,824,116	0.45
Johnson & Johnson	141,392	12,257,273	1.43
Merck & Co. Inc.	146,856	6,991,814	0.82
Pfizer Inc.	332,187	9,537,089	1.12
Other securities[a]		9,175,376	1.06

		45,340,585	5.30
PROFESSIONAL SERVICES
Other securities[a]		2,526,467	0.30

		2,526,467	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		23,260,492	2.72

		23,260,492	2.72
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		632,188	0.07

		632,188	0.07
ROAD & RAIL
Union Pacific Corp.	23,288	3,617,558	0.42
Other securities[a]		4,400,800	0.52

		8,018,358	0.94
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	250,034	5,730,779	0.67
Other securities[a]		12,509,003	1.46

		18,239,782	2.13
SOFTWARE
Microsoft Corp.	380,326	12,668,659	1.48
Oracle Corp.	178,953	5,935,871	0.69
Other securities[a]		11,127,675	1.31

		29,732,205	3.48
SPECIALTY RETAIL
Home Depot Inc. (The)	71,894	5,453,160	0.64
Other securities[a]		16,654,943	1.95

		22,108,103	2.59
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		7,430,903	0.87

		7,430,903	0.87

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$1,219,030	0.14%

		1,219,030	0.14
TOBACCO
Altria Group Inc.	100,633	3,456,743	0.40
Philip Morris International Inc.	81,223	7,033,100	0.82
Other securities[a]		1,692,543	0.20

		12,182,386	1.42
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		2,395,278	0.28

		2,395,278	0.28
WATER UTILITIES
Other securities[a]		269,583	0.03

		269,583	0.03
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		1,266,335	0.15

		1,266,335	0.15

TOTAL COMMON STOCKS
(Cost: $759,803,383)		853,578,799	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,960,402	15,960,402	1.87
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	963,389	963,389	0.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	659,194	659,194	0.08

		17,582,985	2.06

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,582,985)		17,582,985	2.06

TOTAL INVESTMENTS IN SECURITIES
(Cost: $777,386,368)		871,161,784	101.89
Other Assets, Less Liabilities		(16,129,382)	(1.89)

NET ASSETS		$855,032,402	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$40,941,867,305	$15,121,939,248	$9,994,868,954
Affiliated (Note 2)	1,040,097,358	2,134,347,843	1,684,357,557

Total cost of investments	$41,981,964,663	$17,256,287,091	$11,679,226,511

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$45,028,381,783	$17,588,797,307	$12,207,196,793
Affiliated (Note 2)	1,071,221,514	2,134,347,843	1,684,357,557

Total fair value of investments	46,099,603,297	19,723,145,150	13,891,554,350
Cash	—	18,876,460	19,866,105
Cash pledged to broker	11,896,500	1,120,000	—
Receivables:
Investment securities sold	—	40,355,952	14,008,519
Dividends and interest	54,069,109	16,323,728	11,456,508
Capital shares sold	262,425	—	187,702

Total Assets	46,165,831,331	19,799,821,290	13,937,073,184

LIABILITIES
Payables:
Investment securities purchased	20,543,447	54,818,981	46,556,069
Collateral for securities on loan (Note 5)	816,455,007	2,127,822,822	1,684,357,557
Capital shares redeemed	574,645	557,639	447,839
Futures variation margin	635,586	23,200	—
Investment advisory fees (Note 2)	2,596,181	2,044,269	1,367,576

Total Liabilities	840,804,866	2,185,266,911	1,732,729,041

NET ASSETS	$45,325,026,465	$17,614,554,379	$12,204,344,143

Net assets consist of:
Paid-in capital	$41,991,542,593	$14,612,635,923	$10,223,072,246
Undistributed net investment income	18,962,993	8,139,596	5,499,877
Undistributed net realized gain (accumulated net realized loss)	(803,052,255)	526,795,125	(236,555,819)
Net unrealized appreciation	4,117,573,134	2,466,983,735	2,212,327,839

NET ASSETS	$45,325,026,465	$17,614,554,379	$12,204,344,143

Shares outstanding[b]	268,400,000	142,000,000	122,300,000

Net asset value per share	$168.87	$124.05	$99.79

[a]	Securities on loan with values of $797,416,209, $2,077,542,782 and $1,642,480,683, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$756,497,890
Affiliated (Note 2)	20,888,478

Total cost of investments	$777,386,368

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$849,931,353
Affiliated (Note 2)	21,230,431

Total fair value of investments	871,161,784
Cash	274,984
Receivables:
Investment securities sold	4,582
Dividends and interest	991,432

Total Assets	872,432,782

LIABILITIES
Payables:
Investment securities purchased	427,611
Collateral for securities on loan (Note 5)	16,923,791
Investment advisory fees (Note 2)	48,978

Total Liabilities	17,400,380

NET ASSETS	$855,032,402

Net assets consist of:
Paid-in capital	$746,253,501
Undistributed net investment income	361,187
Undistributed net realized gain	14,642,298
Net unrealized appreciation	93,775,416

NET ASSETS	$855,032,402

Shares outstanding[b]	11,100,000

Net asset value per share	$77.03

[a]	Securities on loan with a value of $16,527,398. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$462,178,492	$141,767,665	$68,750,242
Dividends — affiliated (Note 2)	2,596,907	—	—
Interest — affiliated (Note 2)	4,783	609	397
Securities lending income — affiliated (Note 2)	1,086,761	3,725,922	5,360,377

Total investment income	465,866,943	145,494,196	74,111,016

EXPENSES
Investment advisory fees (Note 2)	15,213,602	11,843,396	7,606,401

Total expenses	15,213,602	11,843,396	7,606,401

Net investment income	450,653,341	133,650,800	66,504,615

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(222,253,693)	(113,335,139)	(20,028,650)
Investments — affiliated (Note 2)	(152,051)	—	—
In-kind redemptions — unaffiliated	1,330,198,353	1,087,783,006	311,992,669
In-kind redemptions — affiliated (Note 2)	6,131,653	—	—
Futures contracts	10,852,031	1,015,685	—

Net realized gain	1,124,776,293	975,463,552	291,964,019

Net change in unrealized appreciation/depreciation on:
Investments	1,772,679,037	145,201,257	1,181,584,019
Futures contracts	(1,968,124)	(294,766)	—

Net change in unrealized appreciation/depreciation	1,770,710,913	144,906,491	1,181,584,019

Net realized and unrealized gain	2,895,487,206	1,120,370,043	1,473,548,038

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,346,140,547	$1,254,020,843	$1,540,052,653

[a]	Net of foreign withholding tax of $188,057, $ — and $ —, respectively.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,994,314
Dividends — affiliated (Note 2)	39,373
Interest — affiliated (Note 2)	45
Securities lending income — affiliated (Note 2)	29,933

Total investment income	8,063,665

EXPENSES
Investment advisory fees (Note 2)	269,497

Total expenses	269,497

Net investment income	7,794,168

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,094,194)
Investments — affiliated (Note 2)	(2,051)
In-kind redemptions — unaffiliated	41,279,694
In-kind redemptions — affiliated (Note 2)	129,835

Net realized gain	39,313,284

Net change in unrealized appreciation/depreciation	13,047,390

Net realized and unrealized gain	52,360,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,154,842

[a]	Net of foreign withholding tax of $3,081.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$450,653,341	$728,929,799	$133,650,800	$186,680,984
Net realized gain	1,124,776,293	2,013,290,081	975,463,552	1,009,067,034
Net change in unrealized appreciation/depreciation	1,770,710,913	1,994,767,758	144,906,491	1,111,317,693

Net increase in net assets resulting from operations	3,346,140,547	4,736,987,638	1,254,020,843	2,307,065,711

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(439,018,091)	(725,230,283)	(125,511,204)	(193,644,821)

Total distributions to shareholders	(439,018,091)	(725,230,283)	(125,511,204)	(193,644,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,651,755,460	19,425,329,782	4,527,852,962	5,786,464,471
Cost of shares redeemed	(5,265,154,674)	(12,400,378,011)	(3,228,949,287)	(3,705,362,748)

Net increase in net assets from capital share transactions	1,386,600,786	7,024,951,771	1,298,903,675	2,081,101,723

INCREASE IN NET ASSETS	4,293,723,242	11,036,709,126	2,427,413,314	4,194,522,613

NET ASSETS
Beginning of period	41,031,303,223	29,994,594,097	15,187,141,065	10,992,618,452

End of period	$45,325,026,465	$41,031,303,223	$17,614,554,379	$15,187,141,065

Undistributed net investment income included in net assets at end of period	$18,962,993	$7,327,743	$8,139,596	$—

SHARES ISSUED AND REDEEMED
Shares sold	40,050,000	136,400,000	37,150,000	57,100,000
Shares redeemed	(32,150,000)	(88,200,000)	(27,100,000)	(35,900,000)

Net increase in shares outstanding	7,900,000	48,200,000	10,050,000	21,200,000

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,504,615	$131,835,253	$7,794,168	$8,546,246
Net realized gain	291,964,019	235,410,274	39,313,284	8,032,017
Net change in unrealized appreciation/depreciation	1,181,584,019	898,807,758	13,047,390	44,252,153

Net increase in net assets resulting from operations	1,540,052,653	1,266,053,285	60,154,842	60,830,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(61,004,738)	(135,181,218)	(7,504,935)	(8,486,404)

Total distributions to shareholders	(61,004,738)	(135,181,218)	(7,504,935)	(8,486,404)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,781,268,629	1,990,194,487	313,225,571	207,022,192
Cost of shares redeemed	(793,236,869)	(1,183,652,867)	(112,429,453)	(44,878,908)

Net increase in net assets from capital share transactions	988,031,760	806,541,620	200,796,118	162,143,284

INCREASE IN NET ASSETS	2,467,079,675	1,937,413,687	253,446,025	214,487,296

NET ASSETS
Beginning of period	9,737,264,468	7,799,850,781	601,586,377	387,099,081

End of period	$12,204,344,143	$9,737,264,468	$855,032,402	$601,586,377

Undistributed net investment income included in net assets at end of period	$5,499,877	$—	$361,187	$71,954

SHARES ISSUED AND REDEEMED
Shares sold	19,050,000	25,000,000	4,200,000	3,100,000
Shares redeemed	(8,450,000)	(15,500,000)	(1,500,000)	(750,000)

Net increase in shares outstanding	10,600,000	9,500,000	2,700,000	2,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$157.51	$141.28	$133.00	$117.37	$80.00	$132.33

Income from investment operations:
Net investment income[a]	1.72	3.20	2.63	2.33	2.15	2.64
Net realized and unrealized gain (loss)[b]	11.28	16.14	8.29	15.64	37.32	(52.44)

Total from investment operations	13.00	19.34	10.92	17.97	39.47	(49.80)

Less distributions from:
Net investment income	(1.64)	(3.11)	(2.64)	(2.34)	(2.10)	(2.53)

Total distributions	(1.64)	(3.11)	(2.64)	(2.34)	(2.10)	(2.53)

Net asset value, end of period	$168.87	$157.51	$141.28	$133.00	$117.37	$80.00

Total return	8.28%[c]	13.90%	8.44%	15.54%	49.65%	(38.03)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$45,325,026	$41,031,303	$29,994,594	$27,025,382	$22,781,949	$14,743,300
Ratio of expenses to average net assets[d]	0.07%	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	2.07%	2.23%	2.05%	1.96%	2.09%	2.48%
Portfolio turnover rate[e]	2%	4%	5%	5%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$115.10	$99.26	$98.72	$78.82	$48.79	$77.68

Income from investment operations:
Net investment income[a]	0.94	1.56	1.07	0.95	0.95	1.09
Net realized and unrealized gain (loss)[b]	8.91	15.82	0.62	19.93	30.00	(28.87)

Total from investment operations	9.85	17.38	1.69	20.88	30.95	(27.78)

Less distributions from:
Net investment income	(0.90)	(1.54)	(1.15)	(0.98)	(0.92)	(1.11)

Total distributions	(0.90)	(1.54)	(1.15)	(0.98)	(0.92)	(1.11)

Net asset value, end of period	$124.05	$115.10	$99.26	$98.72	$78.82	$48.79

Total return	8.59%[c]	17.72%	1.84%	26.70%	63.71%	(36.04)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,614,554	$15,187,141	$10,992,618	$11,195,404	$7,602,465	$3,500,328
Ratio of expenses to average net assets[d]	0.14%	0.17%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.58%	1.55%	1.16%	1.13%	1.43%	1.66%
Portfolio turnover rate[e]	5%	9%	14%	14%	15%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$87.17	$76.32	$73.59	$59.50	$36.71	$60.15

Income from investment operations:
Net investment income[a]	0.57	1.28	0.81	0.68	0.52	0.71
Net realized and unrealized gain (loss)[b]	12.56	10.87	2.71	14.15	22.81	(23.44)

Total from investment operations	13.13	12.15	3.52	14.83	23.33	(22.73)

Less distributions from:
Net investment income	(0.51)	(1.30)	(0.79)	(0.74)	(0.54)	(0.71)

Total distributions	(0.51)	(1.30)	(0.79)	(0.74)	(0.54)	(0.71)

Net asset value, end of period	$99.79	$87.17	$76.32	$73.59	$59.50	$36.71

Total return	15.11%[c]	16.13%	4.91%	25.11%	63.74%	(38.06)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,204,344	$9,737,264	$7,799,851	$7,575,683	$6,042,662	$3,096,127
Ratio of expenses to average net assets[d]	0.14%	0.17%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.22%	1.66%	1.16%	1.09%	1.04%	1.39%
Portfolio turnover rate[e]	5%	12%	18%	21%	15%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$71.62	$63.98	$60.56	$52.84	$35.66	$58.84

Income from investment operations:
Net investment income[a]	0.76	1.37	1.08	0.95	0.88	1.08
Net realized and unrealized gain (loss)[b]	5.34	7.59	3.41	7.74	17.19	(23.19)

Total from investment operations	6.10	8.96	4.49	8.69	18.07	(22.11)

Less distributions from:
Net investment income	(0.69)	(1.32)	(1.07)	(0.97)	(0.89)	(1.07)

Total distributions	(0.69)	(1.32)	(1.07)	(0.97)	(0.89)	(1.07)

Net asset value, end of period	$77.03	$71.62	$63.98	$60.56	$52.84	$35.66

Total return	8.54%[c]	14.22%	7.63%	16.66%	51.00%	(37.96)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$855,032	$601,586	$387,099	$339,137	$319,686	$249,586
Ratio of expenses to average net assets[d]	0.07%	0.13%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.02%	2.12%	1.84%	1.76%	1.92%	2.34%
Portfolio turnover rate[e]	2%	5%	5%	4%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Diversification Classification
S&P 500	Diversified
S&P Mid-Cap	Diversified
S&P Small-Cap	Diversified
S&P Total U.S. Stock Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

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iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P 500
Assets:
Common Stocks	$45,248,011,151	$—	$—	$45,248,011,151
Money Market Funds	851,592,146	—	—	851,592,146
Liabilities:
Future Contracts[a]	(65,500)	—	—	(65,500)

	$46,099,537,797	$—	$—	$46,099,537,797

S&P Mid-Cap
Assets:
Common Stocks	$17,588,797,307	$—	$—	$17,588,797,307
Money Market Funds	2,134,347,843	—	—	2,134,347,843
Future Contracts[a]	125,676	—	—	125,676

	$19,723,270,826	$—	$—	$19,723,270,826

S&P Small-Cap
Assets:
Common Stocks	$12,207,193,303	$—	$3,490	$12,207,196,793
Money Market Funds	1,684,357,557	—	—	1,684,357,557

	$13,891,550,860	$—	$3,490	$13,891,554,350

S&P Total U.S. Stock Market
Assets:
Common Stocks	$853,578,792	$—	$7	$853,578,799
Money Market Funds	17,582,985	—	—	17,582,985

	$871,161,777	$—	$7	$871,161,784

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as

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iSHARES® TRUST

dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
S&P 500	0.07%
S&P Mid-Cap	0.14
S&P Small-Cap	0.14
S&P Total U.S. Stock Market	0.07

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares Core ETF	Securities Lending Agent Fees
S&P 500	$585,180
S&P Mid-Cap	2,006,266
S&P Small-Cap	2,886,357
S&P Total U.S. Stock Market	16,118

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500
BlackRock Inc.	368,091	62,045	(49,087)	381,049	$103,119,480	$1,238,654	$3,717,737
PNC Financial Services Group Inc. (The)	1,546,391	261,260	(199,509)	1,608,142	116,509,888	1,358,253	2,261,865

					$219,629,368	$2,596,907	$5,979,602

S&P Total U.S. Stock Market
BlackRock Inc.	4,766	2,486	(911)	6,341	$1,716,001	$20,420	$69,950
PNC Financial Services Group Inc. (The)	19,917	10,312	(3,570)	26,659	1,931,445	18,953	57,834

					$3,647,446	$39,373	$127,784

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares Core ETF	Purchases	Sales
S&P 500	$1,034,583,888	$981,199,025
S&P Mid-Cap	895,392,281	851,779,859
S&P Small-Cap	624,133,789	582,137,426
S&P Total U.S. Stock Market	17,666,595	16,612,262

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares Core ETF	In-kind Purchases	In-kind Sales
S&P 500	$6,616,879,870	$5,217,819,500
S&P Mid-Cap	4,433,146,137	3,176,816,063
S&P Small-Cap	1,754,719,410	784,245,486
S&P Total U.S. Stock Market	311,387,760	111,657,477

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Core ETF	Market Value of Securities on Loan
S&P 500	$797,416,209
S&P Mid-Cap	2,077,542,782
S&P Small-Cap	1,642,480,683
S&P Total U.S. Stock Market	16,527,398

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Core ETF	Non- Expiring [a]	Expiring 2014	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 500	$126,974,234	$41,594,450	$365,510,732	$559,115,228	$79,675,890	$1,172,870,534
S&P Mid-Cap	7,857,348	—	—	73,714,203	—	81,571,551
S&P Small-Cap	—	—	—	249,934,038	—	249,934,038
S&P Total U.S. Stock Market	1,449,836	38,110	4,614,974	4,869,583	2,298,724	13,271,227

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$42,735,020,053	$5,774,559,903	$(2,409,976,659)	$3,364,583,244
S&P Mid-Cap	17,617,694,556	2,896,571,546	(791,120,952)	2,105,450,594
S&P Small-Cap	11,957,812,311	2,665,968,251	(732,226,212)	1,933,742,039
S&P Total U.S. Stock Market	788,786,127	113,035,685	(30,660,028)	82,375,657

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of September 30, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
iShares Core S&P Mid-Cap ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$125,676

[a]	Represents cumulative appreciation of futures contracts as reported in the summary schedules of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
iShares Core S&P 500 ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[b]	$(65,500)

[b]	Represents cumulative depreciation of futures contracts as reported in the summary schedules of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended September 30, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$10,852,031	$1,015,685

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$(1,968,124)	$(294,766)

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2013:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Average number of contracts purchased	1,137	113
Average value of contracts purchased	$91,138,440	$13,457,997

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the plaintiffs’ request to amend the complaint was September 17, 2013. The plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The plaintiffs filed a notice of appeal on November 8, 2013.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c)

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board noted that, at a meeting held on September 6-7, 2012, the Board had approved permanent reductions to the advisory fee rates charged to each of the Funds. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board further noted that the advisory fee rates for the Funds are lower than those of certain iShares index funds that invest in the same asset classes, and acknowledged management’s assertion that the Funds’ advisory fee rates are reflective of a discount to the full value of the services rendered by BFA to the Funds.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Core ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 500	$1.636144	$—	$0.007726	$1.643870	100%	—%	0%[a]	100%
S&P Mid-Cap	0.865723	—	0.029544	0.895267	97	—	3	100
S&P Small-Cap	0.499669	—	0.014960	0.514629	97	—	3	100
S&P Total U.S. Stock Market	0.685454	—	0.005528	0.690982	99	—	1	100

[a]	Rounds to less than 1%.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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                  iS-SAR-32-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NYSE Arca
➢	iShares Global Nuclear Energy ETF | NUCL | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Fund Performance Overview

iSHARES® GLOBAL 100 ETF

Performance as of September 30, 2013

The iShares Global 100 ETF (the “Fund”), formerly the iShares S&P Global 100 Index Fund, seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 8.02%, net of fees, while the total return for the Index was 7.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.44%	18.59%	18.43%	18.44%	18.59%	18.43%
5 Years	6.28%	6.08%	6.09%	35.58%	34.30%	34.42%
10 Years	6.18%	6.12%	6.08%	82.10%	81.13%	80.36%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.20	$2.09	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	16.75%
Consumer Staples	15.16
Health Care	14.92
Energy	13.17
Information Technology	11.55
Consumer Discretionary	9.15
Industrials	8.62
Materials	4.59
Telecommunication Services	3.97
Utilities	1.57
Short-Term and Other Net Assets	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	4.46%
Microsoft Corp.	2.97
Johnson & Johnson	2.88
General Electric Co.	2.86
Chevron Corp.	2.76
Nestle SA Registered (Switzerland)	2.66
Novartis AG Registered (Switzerland)	2.45
Procter & Gamble Co. (The)	2.43
HSBC Holdings PLC (United Kingdom)	2.38
J.P. Morgan Chase & Co.	2.29

TOTAL	28.14%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of September 30, 2013

The iShares Global Clean Energy ETF (the “Fund”), formerly the iShares S&P Global Clean Energy Index Fund, seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 39.68%, net of fees, while the total return for the Index was 39.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	53.09%	53.74%	51.12%	53.09%	53.74%	51.12%
5 Years	(20.40)%	(20.60)%	(21.68)%	(68.03)%	(68.44)%	(70.54)%
Since Inception	(24.82)%	(24.77)%	(25.97)%	(77.77)%	(77.70)%	(79.48)%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,396.80	$2.88	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Electric Utilities	26.24%
Independent Power Producers & Energy Traders	21.65
Heavy Electrical Equipment	16.51
Semiconductor Equipment	12.28
Semiconductors	10.10
Environmental & Facilities Services	8.29
Multi-Utilities	3.47
Coal & Consumable Fuels	0.86
Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Vestas Wind Systems A/S (Denmark)	10.78%
Electric Power Development Co. Ltd. (Japan)	4.80
Tohoku Electric Power Co. Inc. (Japan)	4.76
GCL-Poly Energy Holdings Ltd. (China)	4.45
China Longyuan Power Group Corp. Ltd. Class H (China)	4.28
First Solar Inc.	4.25
Kansai Electric Power Co. Inc. (The) (Japan)	4.19
Hanergy Solar Group Ltd. (China)	4.18
Covanta Holding Corp.	4.17
Enel Green Power SpA (Italy)	4.17

TOTAL	50.03%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of September 30, 2013

The iShares Global Infrastructure ETF (the “Fund”), formerly the iShares Global Infrastructure Index Fund, seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 4.01%, net of fees, while the total return for the Index was 4.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.77%	12.25%	11.79%	11.77%	12.25%	11.79%
5 Years	5.22%	4.98%	5.01%	28.98%	27.50%	27.66%
Since Inception	(1.13)%	(1.10)%	(1.36)%	(6.41)%	(6.25)%	(7.62)%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.10	$2.45	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Transportation	40.16%
Utilities	39.28
Energy	19.49
Other*	0.50
Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Transurban Group (Australia)	4.84%
Enbridge Inc. (Canada)	3.73
Abertis Infraestructuras SA (Spain)	3.50
TransCanada Corp. (Canada)	3.36
Atlantia SpA (Italy)	3.25
Duke Energy Corp.	3.19
National Grid PLC (United Kingdom)	2.92
Williams Companies Inc. (The)	2.68
GDF Suez (France)	2.58
Kinder Morgan Inc.	2.58

TOTAL	32.63%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL NUCLEAR ENERGY ETF

Performance as of September 30, 2013

The iShares Global Nuclear Energy ETF (the “Fund”), formerly the iShares Global Nuclear Energy Index Fund, seeks to track the investment results of an index composed of global equities in the nuclear energy sector, as represented by the S&P Global Nuclear Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 8.60%, net of fees, while the total return for the Index was 8.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.74%	9.86%	9.69%	9.74%	9.86%	9.69%
5 Years	2.90%	2.57%	3.15%	15.38%	13.51%	16.76%
Since Inception	(4.36)%	(4.37)%	(4.53)%	(20.96)%	(21.00)%	(21.67)%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,086.00	$2.51	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Electric Utilities	48.02%
Multi-Utilities	15.17
Heavy Electrical Equipment	12.43
Construction & Engineering	8.68
Coal & Consumable Fuels	5.69
Oil & Gas Equipment & Services	4.82
Industrial Machinery	4.76
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Mitsubishi Electric Corp. (Japan)	8.84%
JGC Corp. (Japan)	8.68
Dominion Resources Inc.	8.09
NextEra Energy Inc.	7.84
Duke Energy Corp.	7.25
E.ON SE (Germany)	7.08
Iberdrola SA (Spain)	4.83
AMEC PLC (United Kingdom)	4.82
Cameco Corp. (Canada)	4.80
Mitsubishi Heavy Industries Ltd. (Japan)	4.76

TOTAL	66.99%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of September 30, 2013

The iShares Global Timber & Forestry ETF (the “Fund”), formerly the iShares Global Timber & Forestry Index Fund, seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the the S&P Global Timber & Forestry Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 1.52%, net of fees, while the total return for the Index was 1.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.83%	24.94%	24.63%	24.83%	24.94%	24.63%
5 Years	4.51%	4.39%	3.75%	24.71%	23.95%	20.21%
Since Inception	2.70%	2.73%	1.96%	15.06%	15.27%	10.76%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.20	$2.42	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Paper Products	32.87%
Specialized REITs	27.86
Paper Packaging	20.04
Forest Products	16.67
Homebuilding	2.31
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

West Fraser Timber Co. Ltd. (Canada)	7.98%
Weyerhaeuser Co.	7.98
Rayonier Inc.	7.87
Plum Creek Timber Co. Inc.	7.82
Canfor Corp. (Canada)	4.85
Oji Holdings Corp. (Japan)	4.34
Potlatch Corp.	4.19
Smurfit Kappa Group PLC (Ireland)	4.06
Sonoco Products Co.	4.04
MeadWestvaco Corp.	4.04

TOTAL	57.17%

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 1.50%
BHP Billiton Ltd.	514,303	$17,187,324
Westfield Group	321,392	3,308,697

		20,496,021
FINLAND — 0.29%
Nokia OYJ[a,b]	601,473	3,955,308

		3,955,308
FRANCE — 7.39%
AXA SA	300,168	6,958,275
Carrefour SA	99,677	3,423,795
Compagnie de Saint-Gobain	73,526	3,643,242
GDF Suez	243,697	6,125,883
L’Oreal SA	39,795	6,838,610
LVMH Moet Hennessy Louis Vuitton SA	43,964	8,664,933
Orange	369,525	4,636,426
Sanofi	194,427	19,731,073
Schneider Electric SA	89,823	7,600,526
Societe Generale	128,102	6,386,520
Total SA	379,379	22,028,584
Vivendi SA	203,902	4,693,585

		100,731,452
GERMANY — 7.21%
Allianz SE Registered	73,147	11,505,600
BASF SE	147,431	14,149,519
Bayer AG Registered	133,029	15,695,320
Daimler AG Registered	160,317	12,504,302
Deutsche Bank AG Registered	164,107	7,539,552
Deutsche Telekom AG Registered	484,741	7,030,862
E.ON SE	320,634	5,707,448
Muenchener Rueckversicherungs-Gesellschaft AG Registered	25,393	4,965,216
RWE AG	78,453	2,669,817
Siemens AG Registered	126,965	15,306,409
Volkswagen AG	5,685	1,290,151

		98,364,196
JAPAN — 5.30%
Bridgestone Corp.	113,700	4,142,446
Canon Inc.	189,550	6,046,283
FUJIFILM Holdings Corp.	75,800	1,818,428
Honda Motor Co. Ltd.	288,500	10,981,376
Nissan Motor Co. Ltd.	416,900	4,180,684
Panasonic Corp.	379,000	3,661,574

Security	Shares	Value

Seven & I Holdings Co. Ltd.	125,320	$4,572,184
Sony Corp.	159,000	3,399,562
Toshiba Corp.	671,200	3,009,712
Toyota Motor Corp.	475,700	30,396,321

		72,208,570
NETHERLANDS — 1.84%
AEGON NV	304,716	2,256,260
ING Groep NV CVA[a]	615,117	6,953,490
Koninklijke Philips Electronics NV	157,285	5,073,620
Unilever NV CVA	276,291	10,754,414

		25,037,784
SOUTH KOREA — 1.79%
Samsung Electronics Co. Ltd. SP GDR[c]	38,279	24,422,002

		24,422,002
SPAIN — 2.81%
Banco Bilbao Vizcaya Argentaria SA	919,454	10,280,558
Banco Santander SA	1,797,218	14,664,951
Repsol SA	133,029	3,299,871
Telefonica SAa	649,227	10,115,294

		38,360,674
SWEDEN — 0.48%
Telefonaktiebolaget LM Ericsson Class B	488,910	6,508,042

		6,508,042
SWITZERLAND — 7.40%
ABB Ltd. Registered	343,753	8,131,464
Credit Suisse Group AG Registered	224,747	6,864,819
Nestle SA Registered	518,093	36,239,295
Novartis AG Registered	433,955	33,353,467
Swiss Re AG	54,955	4,545,904
UBS AG Registered	577,596	11,817,004

		100,951,953
UNITED KINGDOM — 15.17%
Anglo American PLC	223,610	5,496,888
AstraZeneca PLC	200,112	10,420,188
Aviva PLC	465,791	2,993,068
Barclays PLC	1,758,939	7,562,566
BP PLC	3,058,530	21,451,360
Diageo PLC	402,877	12,820,027
GlaxoSmithKline PLC	787,941	19,873,559
HSBC Holdings PLC	2,987,657	32,386,972

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

September 30, 2013

Security	Shares	Value

National Grid PLC	586,692	$6,940,396
Prudential PLC	410,457	7,650,624
Rio Tinto PLC	197,080	9,647,940
Royal Dutch Shell PLC Class A	609,053	20,120,518
Royal Dutch Shell PLC Class B	413,110	14,279,591
Standard Chartered PLC	314,570	7,544,427
Vodafone Group PLC	7,891,159	27,602,501

		206,790,625
UNITED STATES — 48.22%
3M Co.	104,604	12,490,764
Bristol-Myers Squibb Co.	264,542	12,243,004
Caterpillar Inc.	102,330	8,531,252
Chevron Corp.	310,022	37,667,673
Citigroup Inc.	487,773	23,661,868
Coca-Cola Co. (The)	611,706	23,171,423
Colgate-Palmolive Co.	141,746	8,405,538
Dell Inc.	236,496	3,256,550
Dow Chemical Co. (The)	194,806	7,480,550
E.I. du Pont de Nemours and Co.	148,189	8,677,948
EMC Corp.	333,899	8,534,458
Exxon Mobil Corp.	706,456	60,783,474
Ford Motor Co.	632,551	10,671,135
General Electric Co.	1,634,627	39,051,239
Goldman Sachs Group Inc. (The)	67,083	10,613,201
Hewlett-Packard Co.	309,264	6,488,359
Intel Corp.	799,690	18,328,895
International Business Machines Corp.	164,865	30,529,701
J.P. Morgan Chase & Co.	603,747	31,207,682
Johnson & Johnson	452,147	39,196,623
Kimberly-Clark Corp.	61,398	5,784,920
McDonald’s Corp.	160,317	15,424,099
Merck & Co. Inc.	469,581	22,356,751
Microsoft Corp.	1,216,969	40,537,237
Morgan Stanley	223,989	6,036,504
Nike Inc. Class B	120,143	8,727,188
PepsiCo Inc.	247,487	19,675,217
Pfizer Inc.	1,062,337	30,499,695
Philip Morris International Inc.	259,615	22,480,063
Procter & Gamble Co. (The)	438,882	33,175,090
Texas Instruments Inc.	176,235	7,096,984
Twenty-First Century Fox Inc. Class A	318,360	10,665,060
United Technologies Corp.	135,682	14,629,233

Security	Shares	Value

Wal-Mart Stores Inc.	261,131	$19,313,249

		657,392,627

TOTAL COMMON STOCKS
(Cost: $1,302,147,932)		1,355,219,254

RIGHTS — 0.05%

SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	919,454	125,706

		125,706
UNITED KINGDOM — 0.04%
Barclays PLC[a]	435,093	568,956

		568,956

TOTAL RIGHTS
(Cost: $123,217)		694,662

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	148,165	148,165
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	8,943	8,943
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	621,624	621,624

		778,732

TOTAL SHORT-TERM INVESTMENTS
(Cost: $778,732)		778,732

TOTAL INVESTMENTS IN SECURITIES — 99.51%
(Cost: $1,303,049,881)		1,356,692,648
Other Assets, Less Liabilities — 0.49%		6,711,741

NET ASSETS — 100.00%		$1,363,404,389

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 93.06%

AUSTRALIA — 3.47%
AGL Energy Ltd.	102,984	$1,484,871

		1,484,871
AUSTRIA — 3.24%
Verbund AG	61,278	1,387,737

		1,387,737
CHILE — 3.08%
Empresa Nacional de Electricidad SA SP ADR	31,374	1,317,394

		1,317,394
CHINA — 26.16%
China Datang Corp. Renewable Power Co. Ltd. Class H	2,184,000	413,980
China Everbright International Ltd.	1,994,000	1,761,268
China Longyuan Power Group Corp. Ltd. Class H	1,764,000	1,833,342
Dongfang Electric Corp. Ltd. Class H	310,800	452,866
GCL-Poly Energy Holdings Ltd.[a,b]	6,594,000	1,904,613
Hanergy Solar Group Ltd.[b]	9,912,000	1,789,366
Harbin Electric Co. Ltd. Class H	620,000	382,146
Huaneng Renewables Corp. Class H	2,520,000	890,350
Trina Solar Ltd. SP ADR[a,b]	69,846	1,079,819
Yingli Green Energy Holding Co. Ltd. SP ADR[b]	98,742	685,270

		11,193,020
DENMARK — 10.77%
Vestas Wind Systems A/Sb	182,616	4,610,436

		4,610,436
ITALY — 4.17%
Enel Green Power SpA	830,928	1,782,786

		1,782,786
JAPAN — 21.65%
Electric Power Development Co. Ltd.	63,000	2,054,522
Hokuriku Electric Power Co.	115,400	1,686,457
Kansai Electric Power Co. Inc. (The)[b]	139,600	1,792,571
Kyushu Electric Power Co. Inc.[b]	118,600	1,693,336
Tohoku Electric Power Co. Inc.[b]	165,800	2,037,756

		9,264,642
NORWAY — 1.18%
Renewable Energy Corp. ASA[a,b]	1,163,022	505,103

		505,103

Security	Shares	Value

PORTUGAL — 2.26%
EDP Renovaveis SAb	185,598	$964,993

		964,993
SPAIN — 3.79%
Gamesa Corporacion Tecnologica SAb	185,892	1,622,277

		1,622,277
UNITED STATES — 13.29%
Covanta Holding Corp.	83,454	1,784,247
First Solar Inc.[a,b]	45,192	1,817,170
GT Advanced Technologies Inc.[a,b]	114,702	976,114
Solazyme Inc.[a,b]	34,104	367,300
SunPower Corp.[a,b]	28,308	740,537

		5,685,368

TOTAL COMMON STOCKS
(Cost: $34,971,760)		39,818,627

PREFERRED STOCKS — 6.15%

BRAZIL — 6.15%
Companhia Energetica de Minas Gerais SP ADR	156,912	1,355,719
Companhia Paranaense de Energia Class B SP ADR	91,308	1,274,660

		2,630,379

TOTAL PREFERRED STOCKS
(Cost: $2,920,813)		2,630,379

RIGHTS — 0.19%

NORWAY — 0.19%
Renewable Energy Corp. ASA[a]	20,052	80,445

		80,445

TOTAL RIGHTS
(Cost: $0)		80,445

SHORT-TERM INVESTMENTS — 14.31%

MONEY MARKET FUNDS — 14.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,744,089	5,744,089
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	346,720	346,720

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	34,093	$34,093

		6,124,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,124,902)		6,124,902

TOTAL INVESTMENTS IN SECURITIES — 113.71%
(Cost: $44,017,475)		48,654,353
Other Assets, Less Liabilities — (13.71)%		(5,865,398)

NET ASSETS — 100.00%		$42,788,955

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.94%

AUSTRALIA — 7.45%
Macquarie Atlas Roads Group	1,086,860	$2,489,857
Qube Logistics Holdings Ltd.	1,768,860	3,390,642
Sydney Airport	2,557,190	9,397,021
Transurban Group	4,448,345	28,284,077

		43,561,597
BRAZIL — 1.47%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	136,090	1,355,457
CPFL Energia SA SP ADR	43,865	756,671
Ultrapar Participacoes SA SP ADR	262,105	6,445,162

		8,557,290
CANADA — 10.22%
AltaGas Ltd.	74,710	2,660,894
Enbridge Inc.	521,110	21,809,663
Gibson Energy Inc.	77,190	1,845,831
Pembina Pipeline Corp.	195,455	6,491,715
TransCanada Corp.	446,400	19,651,328
Veresen Inc.	126,325	1,491,960
Westshore Terminals Investment Corp.	192,045	5,788,067

		59,739,458
CHILE — 0.74%
Empresa Nacional de Electricidad SA SP ADR[a]	44,485	1,867,925
Enersis SA SP ADR	153,760	2,469,386

		4,337,311
CHINA — 4.55%
China Gas Holdings Ltd.	930,000	1,013,327
China Longyuan Power Group Corp. Ltd. Class H	1,085,000	1,127,651
China Merchants Holdings (International) Co. Ltd.[a]	3,410,000	12,399,760
China Resources and Transportation Group Ltd.[b]	38,000,000	1,910,988
China Resources Power Holdings Co. Ltd.	671,600	1,596,913
COSCO Pacific Ltd.	4,766,000	7,288,674
Huaneng Power International Inc. Class H SP ADR	31,775	1,272,589

		26,609,902

Security	Shares	Value

FRANCE — 7.19%
Aeroports de Paris	113,150	$11,853,484
GDF Suez	600,935	15,105,880
Groupe Eurotunnel SA Registered	1,650,595	15,052,675

		42,012,039
GERMANY — 5.16%
E.ON SE	792,360	14,104,410
Fraport AG	108,345	7,608,787
Hamburger Hafen und Logistik AG	75,330	1,853,824
RWE AG	193,905	6,598,738

		30,165,759
ITALY — 6.41%
Ansaldo STS SpA	323,950	3,001,636
Atlantia SpA	933,565	18,993,726
Enel SpA	2,560,445	9,815,566
Gemina SpA[b]	1,711,045	3,872,615
Societa Iniziative Autostradali e Servizi SpA	182,435	1,795,350

		37,478,893
JAPAN — 3.78%
Japan Airport Terminal Co. Ltd.	217,000	5,017,814
Kamigumi Co. Ltd.	775,000	6,587,006
Mitsubishi Logistics Corp.	503,000	7,591,776
Sumitomo Warehouse Co. Ltd. (The)	465,000	2,890,701

		22,087,297
MEXICO — 2.17%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	118,110	6,041,326
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	60,915	6,631,207

		12,672,533
NETHERLANDS — 0.41%
Royal Vopak NV	42,067	2,411,864

		2,411,864
NEW ZEALAND — 1.44%
Auckland International Airport Ltd.	3,043,270	8,402,664

		8,402,664
NORWAY — 0.18%
Golar LNG Ltd.[a]	27,590	1,039,315

		1,039,315
RUSSIA — 0.11%
RusHydro OJSC SP ADR	422,530	663,372

		663,372

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2013

Security	Shares	Value

SINGAPORE — 3.42%
Hutchison Port Holdings Trust	16,120,000	$12,573,600
SATS Ltd.[a]	1,860,000	4,832,516
SIA Engineering Co.[a]	671,000	2,598,972

		20,005,088
SPAIN — 5.39%
Abertis Infraestructuras SA	1,051,055	20,437,967
Iberdrola SA	1,899,990	11,046,409

		31,484,376
SWITZERLAND — 1.02%
Flughafen Zurich AG Registered	11,315	5,965,636

		5,965,636
UNITED KINGDOM — 7.79%
BBA Aviation PLC	1,435,765	7,091,483
Centrica PLC	2,057,005	12,315,121
National Grid PLC	1,440,570	17,041,526
SSE PLC	380,990	9,094,210

		45,542,340
UNITED STATES — 30.04%
American Electric Power Co. Inc.	192,665	8,352,028
Cheniere Energy Inc.[b]	140,120	4,783,697
Consolidated Edison Inc.	115,320	6,358,745
Dominion Resources Inc.	228,625	14,284,490
Duke Energy Corp.	279,000	18,631,620
Exelon Corp.	338,985	10,047,515
FirstEnergy Corp.	165,540	6,033,933
Kinder Morgan Inc.	424,390	15,095,552
NextEra Energy Inc.	167,710	13,443,634
PG&E Corp.	176,235	7,211,536
PPL Corp.	249,085	7,567,202
Public Service Enterprise Group Inc.	200,415	6,599,666
SemGroup Corp. Class A	26,815	1,528,991
Sempra Energy	89,590	7,668,904
Southern Co. (The)	345,805	14,240,250
Spectra Energy Corp.	422,065	14,447,285
Teekay Corp.	23,405	1,000,564
Wesco Aircraft Holdings Inc.[b]	124,000	2,595,320
Williams Companies Inc. (The)	430,435	15,650,617

		175,541,549

TOTAL COMMON STOCKS
(Cost: $534,600,534)		578,278,283

Security	Shares	Value

PREFERRED STOCKS — 0.32%

BRAZIL — 0.32%
Companhia Energetica de Minas Gerais SP ADR	216,535	$1,870,863

		1,870,863

TOTAL PREFERRED STOCKS
(Cost: $2,353,063)		1,870,863

RIGHTS — 0.17%

SPAIN — 0.17%
Abertis Infraestructuras SAb	1,015,405	988,268

		988,268

TOTAL RIGHTS
(Cost: $830,930)		988,268

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,733,146	2,733,146
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	164,976	164,976
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	392,820	392,820

		3,290,942

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,290,942)		3,290,942

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $541,075,469)		584,428,356
Other Assets, Less Liabilities — 0.01%		53,382

NET ASSETS — 100.00%		$584,481,738

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL NUCLEAR ENERGY ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 0.89%
Energy Resources of Australia Ltd.[a]	28,020	$36,549
Paladin Energy Ltd.[a]	83,124	37,697

		74,246
CANADA — 4.80%
Cameco Corp.	22,056	398,678

		398,678
CHINA — 1.75%
Shanghai Electric Group Co. Ltd. Class H	408,000	145,204

		145,204
FINLAND — 3.60%
Fortum OYJ	13,284	299,579

		299,579
FRANCE — 3.98%
Electricite de France SA	10,464	331,168

		331,168
GERMANY — 7.08%
E.ON SE	33,084	588,912

		588,912
JAPAN — 26.94%
JGC Corp.	20,000	721,529
Kansai Electric Power Co. Inc. (The)[a]	15,600	200,316
Mitsubishi Electric Corp.	70,000	734,777
Mitsubishi Heavy Industries Ltd.	69,000	395,893
Tokyo Electric Power Co. Inc.[a]	30,000	186,802

		2,239,317
SOUTH KOREA — 2.55%
Korea Electric Power Corp. SP ADR[a]	15,108	212,116

		212,116
SPAIN — 4.83%
Iberdrola SA	69,096	401,719

		401,719
UNITED KINGDOM — 4.82%
AMEC PLC	23,016	400,302

		400,302
UNITED STATES — 37.88%
Babcock & Wilcox Co. (The)	4,560	153,763
Dominion Resources Inc.	10,764	672,535
Duke Energy Corp.	9,024	602,623
Entergy Corp.	4,776	301,795

Security	Shares	Value

Exelon Corp.	13,236	$392,315
FirstEnergy Corp.	10,260	373,977
NextEra Energy Inc.	8,136	652,182

		3,149,190

TOTAL COMMON STOCKS
(Cost: $8,073,111)		8,240,431

PREFERRED STOCKS — 0.45%

BRAZIL — 0.45%
Centrais Eletricas Brasileiras SA Class B SP ADR	8,040	37,547

		37,547

TOTAL PREFERRED STOCKS
(Cost: $90,521)		37,547

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	13,129	13,129

		13,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,129)		13,129

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $8,176,761)		8,291,107
Other Assets, Less Liabilities — 0.27%		22,722

NET ASSETS — 100.00%		$8,313,829

SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 95.77%

BRAZIL — 5.26%
Duratex SA	1,078,010	$6,387,526
Fibria Celulose SA SP ADR[a,b]	950,840	10,953,678

		17,341,204
CANADA — 12.83%
Canfor Corp.[b]	706,860	15,995,295
West Fraser Timber Co. Ltd.	291,940	26,325,439

		42,320,734
FINLAND — 7.68%
Stora Enso OYJ Class Ra	1,462,120	12,399,687
UPM-Kymmene OYJ	933,680	12,929,457

		25,329,144
HONG KONG — 1.53%
Nine Dragons Paper (Holdings) Ltd.[a]	7,140,000	5,036,111

		5,036,111
IRELAND — 4.06%
Smurfit Kappa Group PLC	591,360	13,392,280

		13,392,280
JAPAN — 9.01%
Nippon Paper Industries Co. Ltd.[a]	493,400	7,793,834
Oji Holdings Corp.	3,050,000	14,298,089
Sumitomo Forestry Co. Ltd.	704,000	7,633,692

		29,725,615
SOUTH AFRICA — 1.50%
Sappi Ltd.[b]	1,969,220	4,940,783

		4,940,783
SWEDEN — 2.13%
Holmen AB Class B	218,680	7,037,280

		7,037,280
UNITED KINGDOM — 3.96%
Mondi PLC	772,640	13,050,147

		13,050,147
UNITED STATES — 47.81%
Deltic Timber Corp.	95,920	6,248,229
International Paper Co.	281,380	12,605,824
KapStone Paper and Packaging Corp.	171,820	7,353,896
MeadWestvaco Corp.	346,940	13,315,557
Packaging Corp. of America	226,160	12,911,474
Plum Creek Timber Co. Inc.[a]	550,880	25,797,710
Potlatch Corp.	347,820	13,801,498
Rayonier Inc.	466,620	25,967,403

Security	Shares	Value

Sonoco Products Co.	342,100	$13,321,374
Weyerhaeuser Co.	919,380	26,321,849

		157,644,814

TOTAL COMMON STOCKS
(Cost: $259,474,239)		315,818,112

PREFERRED STOCKS — 3.98%

BRAZIL — 3.98%
Klabin SA	2,508,000	13,136,848

		13,136,848

TOTAL PREFERRED STOCKS
(Cost: $16,425,276)		13,136,848

SHORT-TERM INVESTMENTS — 6.89%

MONEY MARKET FUNDS — 6.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	21,003,464	21,003,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,267,793	1,267,793
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	435,775	435,775

		22,707,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,707,032)		22,707,032

TOTAL INVESTMENTS IN SECURITIES — 106.64%
(Cost: $298,606,547)		351,661,992
Other Assets, Less Liabilities — (6.64)%		(21,890,254)

NET ASSETS — 100.00%		$329,771,738

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,302,271,149	$37,892,573	$537,784,527
Affiliated (Note 2)	778,732	6,124,902	3,290,942

Total cost of investments	$1,303,049,881	$44,017,475	$541,075,469

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,355,913,916	$42,529,451	$581,137,414
Affiliated (Note 2)	778,732	6,124,902	3,290,942

Total fair value of investments	1,356,692,648	48,654,353	584,428,356
Foreign currency, at value[b]	3,500,183	80,157	1,122,217
Receivables:
Investment securities sold	—	—	18,413,781
Due from custodian (Note 4)	266,640	—	—
Dividends and interest	3,810,200	161,081	1,705,913

Total Assets	1,364,269,671	48,895,591	605,670,267

LIABILITIES
Payables:
Investment securities purchased	266,640	—	18,065,400
Collateral for securities on loan (Note 5)	157,108	6,090,809	2,898,122
Investment advisory fees (Note 2)	441,534	15,827	225,007

Total Liabilities	865,282	6,106,636	21,188,529

NET ASSETS	$1,363,404,389	$42,788,955	$584,481,738

Net assets consist of:
Paid-in capital	$1,435,981,978	$92,995,171	$587,789,518
Undistributed net investment income	7,553,044	99,100	3,347,823
Accumulated net realized loss	(133,844,902)	(54,942,965)	(50,027,165)
Net unrealized appreciation	53,714,269	4,637,649	43,371,562

NET ASSETS	$1,363,404,389	$42,788,955	$584,481,738

Shares outstanding[c]	18,950,000	4,200,000	15,500,000

Net asset value per share	$71.95	$10.19	$37.71

[a]	Securities on loan with values of $149,227, $5,609,772 and $2,778,994, respectively. See Note 5.
[b]	Cost of foreign currency: $3,483,083, $79,889 and $1,115,585, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares Global Nuclear Energy ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,163,632	$275,899,515
Affiliated (Note 2)	13,129	22,707,032

Total cost of investments	$8,176,761	$298,606,547

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,277,978	$328,954,960
Affiliated (Note 2)	13,129	22,707,032

Total fair value of investments	8,291,107	351,661,992
Foreign currency, at value[b]	8,552	369,721
Receivables:
Investment securities sold	246,085	40,720,477
Dividends and interest	15,927	430,685

Total Assets	8,561,671	393,182,875

LIABILITIES
Payables:
Investment securities purchased	244,583	41,011,420
Collateral for securities on loan (Note 5)	—	22,271,257
Investment advisory fees (Note 2)	3,259	128,460

Total Liabilities	247,842	63,411,137

NET ASSETS	$8,313,829	$329,771,738

Net assets consist of:
Paid-in capital	$12,534,625	$314,241,863
Undistributed (distributions in excess of) net investment income	48,832	(617,257)
Accumulated net realized loss	(4,384,480)	(36,914,543)
Net unrealized appreciation	114,852	53,061,675

NET ASSETS	$8,313,829	$329,771,738

Shares outstanding[c]	240,000	6,600,000

Net asset value per share	$34.64	$49.97

[a]	Securities on loan with values of $ — and $21,589,149, respectively. See Note 5.
[b]	Cost of foreign currency: $8,351 and $366,229, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$22,479,917	$347,103	$15,011,109
Interest — affiliated (Note 2)	43	1	13
Securities lending income — affiliated (Note 2)	11,804	104,018	11,992

Total investment income	22,491,764	451,122	15,023,114

EXPENSES
Investment advisory fees (Note 2)	2,592,405	86,044	1,176,907

Total expenses	2,592,405	86,044	1,176,907

Net investment income	19,899,359	365,078	13,846,207

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,362,817)	(630,708)	(14,108,642)
Foreign currency transactions	89,647	(298)	(66,238)

Net realized loss	(10,273,170)	(631,006)	(14,174,880)

Net change in unrealized appreciation/depreciation on:
Investments	88,062,065	11,623,689	20,319,948
Translation of assets and liabilities in foreign currencies	65,691	1,003	18,165

Net change in unrealized appreciation/depreciation	88,127,756	11,624,692	20,338,113

Net realized and unrealized gain	77,854,586	10,993,686	6,163,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,753,945	$11,358,764	$20,009,440

[a]	Net of foreign withholding tax of $1,314,361, $23,507 and $1,138,225, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Global Nuclear Energy ETF	iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$199,292	$3,252,756
Interest — affiliated (Note 2)	—	19
Securities lending income — affiliated (Note 2)	8	105,616

Total investment income	199,300	3,358,391

EXPENSES
Investment advisory fees (Note 2)	21,312	725,309

Total expenses	21,312	725,309

Net investment income	177,988	2,633,082

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(753,012)	(12,119,880)
In-kind redemptions — unaffiliated	143,088	—
Foreign currency transactions	(1,376)	(40,033)

Net realized loss	(611,300)	(12,159,913)

Net change in unrealized appreciation/depreciation on:
Investments	1,191,345	15,360,160
Translation of assets and liabilities in foreign currencies	424	4,947

Net change in unrealized appreciation/depreciation	1,191,769	15,365,107

Net realized and unrealized gain	580,469	3,205,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$758,457	$5,838,276

[a]	Net of foreign withholding tax of $17,544 and $280,163, respectively.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,899,359	$31,057,659	$365,078	$979,541
Net realized loss	(10,273,170)	(2,359,292)	(631,006)	(18,017,235)
Net change in unrealized appreciation/depreciation	88,127,756	67,127,479	11,624,692	11,478,590

Net increase (decrease) in net assets resulting from operations	97,753,945	95,825,846	11,358,764	(5,559,104)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,153,900)	(29,872,773)	(387,580)	(1,051,998)

Total distributions to shareholders	(20,153,900)	(29,872,773)	(387,580)	(1,051,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	108,276,376	117,454,038	3,628,501	1,596,185
Cost of shares redeemed	—	(73,877,647)	—	(1,393,924)

Net increase in net assets from capital share transactions	108,276,376	43,576,391	3,628,501	202,261

INCREASE (DECREASE) IN NET ASSETS	185,876,421	109,529,464	14,599,685	(6,408,841)

NET ASSETS
Beginning of period	1,177,527,968	1,067,998,504	28,189,270	34,598,111

End of period	$1,363,404,389	$1,177,527,968	$42,788,955	$28,189,270

Undistributed net investment income included in net assets at end of period	$7,553,044	$7,807,585	$99,100	$121,602

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	1,750,000	400,000	200,000
Shares redeemed	—	(1,150,000)	—	(200,000)

Net increase in shares outstanding	1,550,000	600,000	400,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Nuclear Energy ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,846,207	$15,211,177	$177,988	$274,633
Net realized gain (loss)	(14,174,880)	21,060,323	(611,300)	(1,778,295)
Net change in unrealized appreciation/depreciation	20,338,113	(2,221,179)	1,191,769	819,317

Net increase (decrease) in net assets resulting from operations	20,009,440	34,050,321	758,457	(684,345)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,869,992)	(16,715,289)	(181,765)	(306,778)

Total distributions to shareholders	(10,869,992)	(16,715,289)	(181,765)	(306,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	162,809,332	80,627,098	—	—
Cost of shares redeemed	—	(121,375,952)	(1,386,685)	(1,883,609)

Net increase (decrease) in net assets from capital share transactions	162,809,332	(40,748,854)	(1,386,685)	(1,883,609)

INCREASE (DECREASE) IN NET ASSETS	171,948,780	(23,413,822)	(809,993)	(2,874,732)

NET ASSETS
Beginning of period	412,532,958	435,946,780	9,123,822	11,998,554

End of period	$584,481,738	$412,532,958	$8,313,829	$9,123,822

Undistributed net investment income included in net assets at end of period	$3,347,823	$371,608	$48,832	$52,609

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	2,300,000	—	—
Shares redeemed	—	(3,500,000)	(40,000)	(60,000)

Net increase (decrease) in shares outstanding	4,400,000	(1,200,000)	(40,000)	(60,000)

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Timber & Forestry ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,633,082	$2,580,229
Net realized loss	(12,159,913)	(16,383,693)
Net change in unrealized appreciation/depreciation	15,365,107	61,181,855

Net increase in net assets resulting from operations	5,838,276	47,378,391

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,250,339)	(2,307,707)

Total distributions to shareholders	(3,250,339)	(2,307,707)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,757,641	97,575,852
Cost of shares redeemed	—	(10,467,664)

Net increase in net assets from capital share transactions	31,757,641	87,108,188

INCREASE IN NET ASSETS	34,345,578	132,178,872

NET ASSETS
Beginning of period	295,426,160	163,247,288

End of period	$329,771,738	$295,426,160

Distributions in excess of net investment income included in net assets at end of period	$(617,257)	$—

SHARES ISSUED AND REDEEMED
Shares sold	660,000	2,220,000
Shares redeemed	—	(240,000)

Net increase in shares outstanding	660,000	1,980,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$67.67	$63.57	$65.10	$60.68	$42.32	$73.02

Income from investment operations:
Net investment income[a]	1.08	1.84	1.85	1.47	1.51	2.06
Net realized and unrealized gain (loss)[b]	4.28	4.05	(1.59)	4.32	18.52	(30.88)

Total from investment operations	5.36	5.89	0.26	5.79	20.03	(28.82)

Less distributions from:
Net investment income	(1.08)	(1.79)	(1.79)	(1.37)	(1.67)	(1.88)

Total distributions	(1.08)	(1.79)	(1.79)	(1.37)	(1.67)	(1.88)

Net asset value, end of period	$71.95	$67.67	$63.57	$65.10	$60.68	$42.32

Total return	8.02%[c]	9.64%	0.57%	9.87%	48.05%	(40.19)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,363,404	$1,177,528	$1,067,999	$1,110,015	$843,464	$552,217
Ratio of expenses to average net assets[d,e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.07%	2.95%	3.03%	2.47%	2.72%	3.49%
Portfolio turnover rate[f]	2%	5%	4%	6%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$7.42	$9.10	$18.73	$18.98	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.09	0.26	0.45	0.25	0.29	0.18
Net realized and unrealized gain (loss)[c]	2.78	(1.66)	(9.68)	(0.20)	1.68	(34.64)

Total from investment operations	2.87	(1.40)	(9.23)	0.05	1.97	(34.46)

Less distributions from:
Net investment income	(0.10)	(0.28)	(0.40)	(0.28)	(0.29)	(0.06)
Return of capital	—	—	—	(0.02)	—	—

Total distributions	(0.10)	(0.28)	(0.40)	(0.30)	(0.29)	(0.06)

Net asset value, end of period	$10.19	$7.42	$9.10	$18.73	$18.98	$17.30

Total return	39.68%[d,e]	(15.79)%[e]	(49.53)%	0.55%	11.18%	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,789	$28,189	$34,598	$74,921	$68,336	$44,968
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	2.04%	3.61%	3.66%	1.47%	1.33%	1.22%
Portfolio turnover rate[g]	9%	44%	58%	39%	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented is calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 38.93% and -15.33%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$37.17	$35.44	$36.75	$34.18	$24.34	$44.81

Income from investment operations:
Net investment income[a]	1.04	1.37	1.45	1.13	1.11	1.16
Net realized and unrealized gain (loss)[b]	0.34	1.82	(1.31)	2.74	9.87	(20.70)

Total from investment operations	1.38	3.19	0.14	3.87	10.98	(19.54)

Less distributions from:
Net investment income	(0.84)	(1.46)	(1.45)	(1.30)	(1.14)	(0.93)

Total distributions	(0.84)	(1.46)	(1.45)	(1.30)	(1.14)	(0.93)

Net asset value, end of period	$37.71	$37.17	$35.44	$36.75	$34.18	$24.34

Total return	4.01%[c]	9.36%	0.65%	11.77%	45.76%	(44.19)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$584,482	$412,533	$435,947	$518,216	$481,971	$202,023
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	5.65%	3.91%	4.15%	3.32%	3.46%	3.70%
Portfolio turnover rate[e]	11%	10%	16%	17%	25%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Nuclear Energy ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$32.59	$35.29	$41.23	$40.44	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.69	0.89	0.94	1.00	0.70	0.29
Net realized and unrealized gain (loss)[c]	2.12	(2.59)	(5.87)	1.16	10.15	(20.29)

Total from investment operations	2.81	(1.70)	(4.93)	2.16	10.85	(20.00)

Less distributions from:
Net investment income	(0.76)	(1.00)	(1.01)	(1.37)	(0.63)	(0.23)

Total distributions	(0.76)	(1.00)	(1.01)	(1.37)	(0.63)	(0.23)

Net asset value, end of period	$34.64	$32.59	$35.29	$41.23	$40.44	$30.22

Total return	8.60%[d,e]	(4.55)%[e]	(11.97)%	5.44%	36.04%	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,314	$9,124	$11,999	$17,318	$17,794	$6,043
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	4.01%	2.77%	2.60%	2.46%	1.74%	1.19%
Portfolio turnover rate[g]	33%	45%	50%	40%	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented is calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 8.77% and -4.70%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$49.74	$41.22	$50.64	$41.26	$22.10	$48.24

Income from investment operations:
Net investment income[b]	0.42	0.57	0.72	1.66	0.39	0.55
Net realized and unrealized gain (loss)[c]	0.33	8.53	(9.24)	8.83	19.20	(26.23)

Total from investment operations	0.75	9.10	(8.52)	10.49	19.59	(25.68)

Less distributions from:
Net investment income	(0.52)	(0.58)	(0.90)	(1.11)	(0.38)	(0.46)
Return of capital	—	—	—	—	(0.05)	—

Total distributions	(0.52)	(0.58)	(0.90)	(1.11)	(0.43)	(0.46)

Net asset value, end of period	$49.97	$49.74	$41.22	$50.64	$41.26	$22.10

Total return	1.52%[d,e]	22.75%[e]	(16.72)%	26.04%	88.81%	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$329,772	$295,426	$163,247	$279,537	$49,515	$13,924
Ratio of expenses to average net assets[f,g]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	1.74%	1.35%	1.75%	3.70%	1.11%	2.29%
Portfolio turnover rate[h]	23%	15%	21%	23%	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented is calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 1.65% and 22.57%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2013 and the year ended March 31, 2013 were 23% and 15%, respectively. See Note 4.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
Global 100	iShares S&P Global 100 Index Fund	Diversified
Global Clean Energy	iShares S&P Global Clean Energy Index Fund	Non-diversified
Global Infrastructure	iShares S&P Global Infrastructure Index Fund	Diversified
Global Nuclear Energy	iShares S&P Global Nuclear Energy Index Fund	Non-diversified
Global Timber & Forestry	iShares S&P Global Timber & Forestry Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global 100
Assets:
Common Stocks	$1,355,219,254	$—	$—	$1,355,219,254
Rights	694,662	—	—	694,662
Money Market Funds	778,732	—	—	778,732

	$1,356,692,648	$—	$—	$1,356,692,648

Global Clean Energy
Assets:
Common Stocks	$39,818,627	$—	$—	$39,818,627
Preferred Stocks	2,630,379	—	—	2,630,379
Rights	—	80,445	—	80,445
Money Market Funds	6,124,902	—	—	6,124,902

	$48,573,908	$80,445	$—	$48,654,353

Global Infrastructure
Assets:
Common Stocks	$578,278,283	$—	$—	$578,278,283
Preferred Stocks	1,870,863	—	—	1,870,863
Rights	988,268	—	—	988,268
Money Market Funds	3,290,942	—	—	3,290,942

	$584,428,356	$—	$—	$584,428,356

Global Nuclear Energy
Assets:
Common Stocks	$8,240,431	$—	$—	$8,240,431
Preferred Stocks	37,547	—	—	37,547
Money Market Funds	13,129	—	—	13,129

	$8,291,107	$—	$—	$8,291,107

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Timber & Forestry
Assets:
Common Stocks	$315,818,112	$—	$—	$315,818,112
Preferred Stocks	13,136,848	—	—	13,136,848
Money Market Funds	22,707,032	—	—	22,707,032

	$351,661,992	$—	$—	$351,661,992

The iShares Global Timber & Forestry ETF had transfers from Level 2 to Level 1 during the period ended September 30, 2013 in the amount of $8,769,955, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure, iShares Global Nuclear Energy and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Global 100	$6,356
Global Clean Energy	56,010
Global Infrastructure	6,458
Global Nuclear Energy	4
Global Timber & Forestry	56,870

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares ETF	Purchases	Sales
Global 100	$31,039,529	$31,540,289
Global Clean Energy	3,232,032	3,297,356
Global Infrastructure	54,847,411	51,602,870
Global Nuclear Energy	2,833,577	2,860,084
Global Timber & Forestry	71,840,303	69,013,714

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$107,461,180	$—
Global Clean Energy	3,600,079	—
Global Infrastructure	161,433,309	—
Global Nuclear Energy	—	1,361,859
Global Timber & Forestry	29,980,776	—

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Global 100	$149,227
Global Clean Energy	5,609,772
Global Infrastructure	2,778,994
Global Timber & Forestry	21,589,149

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global 100	$24,902,899	$949,071	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$94,774,231
Global Clean Energy	35,953,104	—	—	2,161,286	1,739,302	10,242,130	50,095,822
Global Infrastructure	1,262,797	—	—	1,561,517	18,904,786	2,316,252	24,045,352
Global Nuclear Energy	2,357,212	—	—	293,258	96,039	178,258	2,924,767
Global Timber & Forestry	6,634,435	—	—	—	—	—	6,634,435

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,329,033,482	$184,636,349	$(156,977,183)	$27,659,166
Global Clean Energy	47,954,430	7,052,619	(6,352,696)	699,923
Global Infrastructure	554,799,168	77,430,558	(47,801,370)	29,629,188
Global Nuclear Energy	8,777,084	899,438	(1,385,415)	(485,977)
Global Timber & Forestry	300,240,236	58,568,139	(7,146,383)	51,421,756

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares Global 100 ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares Global Clean Energy ETF, iShares Global Infrastructure ETF, iShares Global Nuclear Energy ETF and iShares Global Timber & Forestry ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Clean Energy	$0.091895	$—	$0.005000	$0.096895	95%	—%	5%	100%
Global Timber & Forestry	0.405834	—	0.117570	0.523404	78	—	22	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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                  iS-SAR-33-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Asia 50 ETF | AIA | NYSE Arca
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares Japan Large-Cap ETF | ITF | NYSE Arca
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Fund Performance Overview

iSHARES® ASIA 50 ETF

Performance as of September 30, 2013

The iShares Asia 50 ETF (the “Fund”), formerly the iShares S&P Asia 50 Index Fund, seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 2.24%, net of fees, while the total return for the Index was 2.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.60%	7.07%	7.15%	6.60%	7.07%	7.15%
5 Years	9.78%	9.11%	10.40%	59.45%	54.67%	64.02%
Since Inception	1.44%	1.38%	2.01%	8.79%	8.37%	12.43%

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.40	$2.53	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	34.94%
Information Technology	22.45
Consumer Discretionary	10.57
Telecommunication Services	8.02
Energy	6.57
Industrials	6.03
Materials	5.79
Utilities	3.55
Consumer Staples	1.63
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	13.26%
China Construction Bank Corp. Class H (China)	5.44
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.38
China Mobile Ltd. (China)	5.02
Industrial and Commercial Bank of China Ltd. Class H (China)	4.93
AIA Group Ltd. (Hong Kong)	3.72
Hyundai Motor Co. (South Korea)	3.29
CNOOC Ltd. (China)	2.83
Hon Hai Precision Industry Co. Ltd. (Taiwan)	2.48
Hutchison Whampoa Ltd. (Hong Kong)	2.36

TOTAL	48.71%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of September 30, 2013

The iShares Emerging Markets Infrastructure ETF (the “Fund”), formerly the iShares S&P Emerging Markets Infrastructure Index Fund, seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -5.36%, net of fees, while the total return for the Index was -4.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.66%	5.39%	7.10%	4.66%	5.39%	7.10%
Since Inception	10.12%	10.24%	9.93%	51.29%	51.96%	50.10%

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$946.40	$3.66	$1,000.00	$1,021.30	$3.80	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Electric Utilities	23.41%
Highways & Railtracks	15.25
Marine Ports & Services	12.62
Airport Services	12.51
Independent Power Producers & Energy Traders	11.94
Oil & Gas Storage & Transportation	10.21
Oil & Gas Drilling	6.19
Water Utilities	2.70
Gas Utilities	2.10
Oil & Gas Equipment & Services	2.02
Short-Term and Other Net Assets	1.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Ultrapar Participacoes SA SP ADR (Brazil)	10.21%
CCR SA (Brazil)	9.27
China Merchants Holdings (International) Co. Ltd. (China)	6.15
Korea Electric Power Corp. SP ADR (South Korea)	5.90
Tenaga Nasional Bhd (Malaysia)	5.28
Enersis SA SP ADR (Chile)	5.01
China Oilfield Services Ltd. Class H (China)	3.93
Companhia Energetica de Minas Gerais SP ADR (Preferred) (Brazil)	3.82
Empresa Nacional de Electricidad SA SP ADR (Chile)	3.73
Airports of Thailand PCL NVDR (Thailand)	3.71

TOTAL	57.01%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EUROPE ETF

Performance as of September 30, 2013

The iShares Europe ETF (the “Fund”), formerly the iShares S&P Europe 350 Index Fund, seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 13.36%, net of fees, while the total return for the Index was 13.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.22%	24.49%	24.87%	24.22%	24.49%	24.87%
5 Years	5.68%	5.39%	6.06%	31.82%	30.02%	34.21%
10 Years	8.07%	8.05%	8.48%	117.27%	116.93%	125.75%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,133.60	$3.21	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	20.87%
Consumer Staples	13.66
Health Care	12.79
Industrials	11.19
Consumer Discretionary	10.11
Energy	9.37
Materials	8.02
Telecommunication Services	5.81
Utilities	4.20
Information Technology	3.54
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	2.83%
Novartis AG Registered (Switzerland)	2.61
HSBC Holdings PLC (United Kingdom)	2.53
Roche Holding AG Genusschein (Switzerland)	2.38
Vodafone Group PLC (United Kingdom)	2.16
Total SA (France)	1.73
BP PLC (United Kingdom)	1.67
Royal Dutch Shell PLC Class A (United Kingdom)	1.57
GlaxoSmithKline PLC (United Kingdom)	1.56
Sanofi (France)	1.54

TOTAL	20.58%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of September 30, 2013

The iShares International Developed Property ETF (the “Fund”), formerly the iShares S&P Developed ex-U.S. Property Index Fund, seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex US Property Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 1.25%, net of fees, while the total return for the Index was 1.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.71%	17.48%	17.01%	16.71%	17.48%	17.01%
5 Years	9.34%	8.66%	9.30%	56.29%	51.45%	55.99%
Since Inception	0.02%	0.06%	(0.08)%	0.14%	0.35%	(0.52)%

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.50	$2.42	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector/Investment Type	Percentage of Net Assets

Diversified Real Estate Activities	31.15%
Retail REITs	17.90
Real Estate Operating Companies	14.34
Diversified REITs	14.04
Office REITs	7.71
Real Estate Development	6.07
Industrial REITs	4.75
Residential REITs	1.84
Specialized REITs	1.21
Investment Companies	0.44
Short-Term and Other Net Assets	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Mitsubishi Estate Co. Ltd. (Japan)	6.29%
Mitsui Fudosan Co. Ltd. (Japan)	4.49
Unibail-Rodamco SE (France)	3.62
Sumitomo Realty & Development Co. Ltd. (Japan)	3.35
Sun Hung Kai Properties Ltd. (Hong Kong)	3.26
Westfield Group (Australia)	3.07
Cheung Kong (Holdings) Ltd. (Hong Kong)	2.84
Daiwa House Industry Co. Ltd. (Japan)	1.86
Land Securities Group PLC (United Kingdom)	1.74
Link REIT (The) (Hong Kong)	1.63

TOTAL	32.15%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® JAPAN LARGE-CAP ETF

Performance as of September 30, 2013

The iShares Japan Large-Cap ETF (the “Fund”), formerly the iShares S&P/TOPIX 150 Index Fund, seeks to track the investment results of an index composed of large-capitalization Japanese equities, as represented by the S&P/TOPIX 150™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 11.23%, net of fees, while the total return for the Index was 11.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.35%	32.16%	31.54%	31.35%	32.16%	31.54%
5 Years	4.18%	3.46%	3.84%	22.72%	18.53%	20.72%
10 Years	4.22%	4.17%	4.28%	51.18%	50.40%	52.10%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,112.30	$2.65	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Industrials	21.79%
Consumer Discretionary	20.98
Financials	20.15
Information Technology	8.95
Consumer Staples	6.94
Materials	6.56
Telecommunication Services	5.29
Health Care	5.24
Utilities	2.20
Energy	1.06
Short-Term and Other Net Assets	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Toyota Motor Corp.	7.84%
Mitsubishi UFJ Financial Group Inc.	3.74
Honda Motor Co. Ltd.	2.84
Sumitomo Mitsui Financial Group Inc.	2.83
SoftBank Corp.	2.74
Mizuho Financial Group Inc.	2.17
Japan Tobacco Inc.	1.73
Mitsubishi Estate Co. Ltd.	1.73
Nippon Telegraph and Telephone Corp.	1.61
Canon Inc.	1.51

TOTAL	28.74%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® LATIN AMERICA 40 ETF

Performance as of September 30, 2013

The iShares Latin America 40 ETF (the “Fund”), formerly the iShares S&P Latin America 40 Index Fund, seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -10.89%, net of fees, while the total return for the Index was -10.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.60)%	(7.38)%	(7.07)%	(7.60)%	(7.38)%	(7.07)%
5 Years	2.57%	2.67%	3.04%	13.55%	14.08%	16.15%
10 Years	17.11%	17.02%	17.48%	385.20%	381.70%	400.84%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$891.10	$2.32	$1,000.00	$1,022.60	$2.48	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	27.08%
Consumer Staples	18.55
Materials	15.09
Energy	11.90
Telecommunication Services	10.33
Industrials	5.40
Consumer Discretionary	4.98
Utilities	4.23
Information Technology	2.06
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

America Movil SAB de CV Series L (Mexico)	9.98%
Itau Unibanco Holding SA SP ADR (Preferred) (Brazil)	7.99
Petroleo Brasileiro SA SP ADR (Preferred) (Brazil)	7.71
Vale SA Class A SP ADR (Preferred) (Brazil)	6.76
Banco Bradesco SA SP ADR (Preferred) (Brazil)	6.59
Companhia de Bebidas das Americas SP ADR (Preferred) (Brazil)	6.54
Fomento Economico Mexicano SAB de CV BD Units (Mexico)	4.21
BRF – Brasil Foods SA SP ADR (Brazil)	3.57
Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.13
Banco do Brasil SA (Brazil)	2.93

TOTAL	59.41%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.55%

CHINA — 25.73%
China Construction Bank Corp. Class H	17,820,960	$13,718,771
China Life Insurance Co. Ltd. Class H	1,620,000	4,198,758
China Mobile Ltd.	1,134,000	12,670,432
China Petroleum & Chemical Corp. Class H	5,509,600	4,312,395
CNOOC Ltd.	3,510,000	7,142,067
Industrial and Commercial Bank of China Ltd. Class H	17,820,115	12,431,329
PetroChina Co. Ltd. Class H	4,644,000	5,125,967
Ping An Insurance (Group) Co. of China Ltd. Class H	405,000	3,010,677
Want Want China Holdings Ltd.	1,512,000	2,296,714

		64,907,110
HONG KONG — 20.39%
AIA Group Ltd.[a]	1,998,000	9,390,805
BOC Hong Kong (Holdings) Ltd.	783,000	2,514,033
Cheung Kong (Holdings) Ltd.	287,000	4,370,605
CLP Holdings Ltd.	432,000	3,517,766
Galaxy Entertainment Group Ltd.[b]	594,000	4,166,728
Hang Seng Bank Ltd.	162,000	2,642,502
Hong Kong and China Gas Co. Ltd. (The)	1,252,892	3,014,637
Hong Kong Exchanges and Clearing Ltd.[c]	236,200	3,785,827
Hutchison Whampoa Ltd.	496,000	5,941,652
Li & Fung Ltd.[c]	1,296,000	1,885,054
Power Assets Holdings Ltd.	270,000	2,416,201
Sands China Ltd.	518,400	3,205,261
Sun Hung Kai Properties Ltd.	337,000	4,584,502

		51,435,573
SINGAPORE — 9.48%
DBS Group Holdings Ltd.	378,500	4,953,154
Jardine Matheson Holdings Ltd.	44,000	2,415,600
Keppel Corp. Ltd.[c]	324,000	2,690,640
Oversea-Chinese Banking Corp. Ltd.	507,000	4,161,865
Singapore Telecommunications Ltd.	1,674,000	4,976,306
United Overseas Bank Ltd.	287,000	4,727,866

		23,925,431

Security	Shares	Value

SOUTH KOREA — 27.35%
Hyundai Heavy Industries Co. Ltd.	10,368	$2,546,958
Hyundai Mobis Co. Ltd.	15,066	4,009,469
Hyundai Motor Co.	35,532	8,298,818
KB Financial Group Inc.	83,036	2,905,207
Kia Motors Corp.	58,320	3,543,672
KT&G Corp.	25,434	1,822,335
LG Electronics Inc.	23,544	1,559,851
POSCO	16,902	5,024,951
Samsung C&T Corp.	27,918	1,623,631
Samsung Electronics Co. Ltd.	26,298	33,451,384
Shinhan Financial Group Co. Ltd.	103,688	4,211,488

		68,997,764
TAIWAN — 16.60%
Cathay Financial Holding Co. Ltd.	1,618,191	2,304,117
China Steel Corp.	2,618,008	2,297,741
Chunghwa Telecom Co. Ltd.	810,551	2,596,110
CTBC Financial Holding Co. Ltd.	3,186,000	2,079,677
Formosa Chemicals & Fibre Corp.	780,804	2,075,665
Formosa Plastics Corp.	1,080,071	2,787,209
Fubon Financial Holding Co. Ltd.	1,566,000	2,166,246
Hon Hai Precision Industry Co. Ltd.	2,435,727	6,252,636
MediaTek Inc.	270,112	3,339,058
Nan Ya Plastics Corp.	1,147,510	2,414,013
Taiwan Semiconductor Manufacturing Co. Ltd.	3,996,343	13,583,809

		41,896,281

TOTAL COMMON STOCKS
(Cost: $204,948,806)		251,162,159

SHORT-TERM INVESTMENTS — 1.96%

MONEY MARKET FUNDS — 1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	4,409,120	4,409,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	266,140	266,140
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	272,498	272,498

		4,947,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,947,758)		4,947,758

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

September 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 101.51%
(Cost: $209,896,564)	$256,109,917
Other Assets, Less Liabilities — (1.51)%	(3,818,021)

NET ASSETS — 100.00%	$252,291,896

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 95.13%

BRAZIL — 23.70%
CCR SA	1,556,300	$12,129,919
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	355,184	3,537,633
CPFL Energia SA SP ADR	115,024	1,984,164
Ultrapar Participacoes SA SP ADR	543,599	13,367,099

		31,018,815
CHILE — 8.74%
Empresa Nacional de Electricidad SA SP ADR	116,288	4,882,933
Enersis SA SP ADR	407,969	6,551,982

		11,434,915
CHINA — 32.13%
Anton Oilfield Services Group	1,106,000	733,040
Beijing Capital International Airport Co. Ltd. Class H	3,002,000	1,966,456
China Gas Holdings Ltd.	2,528,000	2,754,505
China Longyuan Power Group Corp. Ltd. Class H	3,002,000	3,120,007
China Merchants Holdings (International) Co. Ltd.	2,212,000	8,043,481
China Oilfield Services Ltd. Class H	2,054,000	5,148,806
China Resources Power Holdings Co. Ltd.	1,796,000	4,270,483
COSCO Pacific Ltd.[a]	3,160,000	4,832,608
Huaneng Power International Inc. Class H SP ADR	83,661	3,350,623
Jiangsu Expressway Co. Ltd. Class H	2,528,000	2,982,689
Shenzhen International Holdings Ltd.	17,380,000	2,084,215
Zhejiang Expressway Co. Ltd. Class H	3,002,000	2,763,877

		42,050,790
MALAYSIA — 5.28%
Tenaga Nasional Bhd	2,496,400	6,915,936

		6,915,936
MEXICO — 7.29%
Grupo Aeroportuario del Centro Norte SAB de CV SP ADR[b]	34,839	927,763
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	81,217	4,154,249

Security	Shares	Value

Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	41,001	$4,463,369

		9,545,381
PHILIPPINES — 2.78%
International Container Terminal Services Inc.	1,634,510	3,641,421

		3,641,421
RUSSIA — 5.60%
Eurasia Drilling Co. Ltd. SP GDR[c]	73,882	2,947,892
RusHydro OJSC SP ADR	1,577,054	2,475,975
TMK OAO SP GDR[c]	147,730	1,911,626

		7,335,493
SOUTH KOREA — 5.90%
Korea Electric Power Corp. SP ADR[b]	549,708	7,717,900

		7,717,900
THAILAND — 3.71%
Airports of Thailand PCL NVDR	805,800	4,855,924

		4,855,924

TOTAL COMMON STOCKS
(Cost: $113,921,316)		124,516,575

PREFERRED STOCKS — 3.82%

BRAZIL — 3.82%
Companhia Energetica de Minas Gerais SP ADR	579,149	5,003,847

		5,003,847

TOTAL PREFERRED STOCKS
(Cost: $6,848,859)		5,003,847

SHORT-TERM INVESTMENTS — 0.83%

MONEY MARKET FUNDS — 0.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	898,809	898,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	54,253	54,253
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	126,545	126,545

		1,079,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,079,607)		1,079,607

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $121,849,782)	$130,600,029
Other Assets, Less Liabilities — 0.22%	287,494

NET ASSETS — 100.00%	$130,887,523

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.67%

AUSTRIA — 0.30%
Erste Group Bank AG	74,910	$2,368,750
OMV AG	36,320	1,794,508
Telekom Austria AG	54,026	453,274
Voestalpine AG	27,694	1,325,014

		5,941,546
BELGIUM — 1.81%
Ageas	58,112	2,355,181
Anheuser-Busch InBev NV	201,122	20,032,077
Belgacom SA	34,958	929,856
Colruyt SA	17,706	983,516
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	25,878	1,632,037
Groupe Bruxelles Lambert SA	20,430	1,738,675
KBC Groep NV	62,652	3,079,836
Solvay SA	14,982	2,248,082
UCB SA	29,510	1,797,181
Umicore SA	28,148	1,368,263

		36,164,704
DENMARK — 1.59%
A.P. Moeller-Maersk A/S Class B	320	2,935,940
Carlsberg A/S Class B	26,786	2,761,418
Danske Bank A/Sa	192,950	4,156,918
Novo Nordisk A/S Class B	107,598	18,279,152
Novozymes A/S Class B	60,382	2,311,320
Vestas Wind Systems A/Sa	50,848	1,283,740

		31,728,488
FINLAND — 1.31%
Fortum OYJ	108,960	2,457,246
Kone OYJ Class B	50,848	4,539,367
Metso OYJ	33,596	1,320,659
Nokia OYJ[a,b]	938,418	6,171,070
Nokian Renkaat OYJ	33,142	1,684,145
Sampo OYJ Class A	120,764	5,191,879
Stora Enso OYJ Class R	142,556	1,208,964
UPM-Kymmene OYJ	131,206	1,816,921
Wartsila OYJ Abp	39,044	1,764,198

		26,154,449
FRANCE — 15.49%
Accor SA	44,946	1,870,258
Alcatel-Lucent[a]	580,666	2,081,378
ALSTOM	54,026	1,925,574
ArcelorMittal	242,890	3,340,488

Security	Shares	Value

AXA SA	465,804	$10,797,928
BNP Paribas SA	261,958	17,729,982
Bouygues SA	44,038	1,608,036
Cap Gemini SA	39,498	2,350,922
Carrefour SA	157,538	5,411,255
Casino Guichard-Perrachon SA	14,074	1,451,136
Christian Dior SA	13,166	2,583,323
Compagnie de Saint-Gobain	114,408	5,668,961
Compagnie Generale des Etablissements Michelin Class B	46,308	5,138,278
Credit Agricole SAa	275,578	3,040,619
Danone SA	149,820	11,284,012
Dassault Systemes SA	16,344	2,183,203
Edenred SA	49,032	1,592,933
Electricite de France SA	74,002	2,342,042
Essilor International SA	53,572	5,765,163
European Aeronautic Defence and Space Co. NV	128,482	8,190,751
GDF Suez	383,630	9,643,420
Gemalto NVb	20,430	2,194,984
Hermes International SCA	2,724	981,202
Kering SA	18,614	4,173,859
L’Air Liquide SA	78,088	10,882,214
L’Oreal SA	62,198	10,688,475
Lafarge SA	46,762	3,259,287
Lagardere SCA	29,964	973,662
Legrand SA	64,922	3,604,469
LVMH Moet Hennessy Louis Vuitton SA	68,554	13,511,414
Orange	572,040	7,177,379
Pernod Ricard SA	50,848	6,317,945
PSA Peugeot Citroen SAa,b	59,474	978,160
Publicis Groupe SA	42,676	3,397,937
Renault SA	51,756	4,128,609
Safran SA	62,652	3,861,775
Sanofi	303,272	30,777,012
Schneider Electric SA	139,832	11,832,123
SES SA Class A FDR	113,954	3,262,470
Societe Generale	199,760	9,959,026
Sodexo	24,516	2,288,845
STMicroelectronics NV	164,348	1,515,699
Suez Environnement SA	72,640	1,178,967
Technip SA	26,786	3,146,909
Thales SA	24,062	1,323,545

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2013

Security	Shares	Value

Total SA	593,832	$34,480,765
Unibail-Rodamco SE	24,516	6,086,331
Valeo SA	19,976	1,706,798
Vallourec SA	29,056	1,741,213
Veolia Environnement	117,132	2,001,767
Vinci SA	148,912	8,661,671
Vivendi SA	316,892	7,294,483

		309,388,657
GERMANY — 12.29%
Adidas AG	52,664	5,715,925
Allianz SE Registered	113,954	17,924,305
BASF SE	230,178	22,091,066
Bayer AG Registered	207,478	24,479,125
Bayerische Motoren Werke AG	79,904	8,595,643
Beiersdorf AG	24,970	2,218,675
Brenntag AG	12,712	2,117,396
Commerzbank AGa	236,534	2,724,769
Continental AG	24,970	4,235,223
Daimler AG Registered	248,792	19,405,118
Deutsche Bank AG Registered	255,602	11,743,099
Deutsche Boerse AG	48,578	3,656,783
Deutsche Lufthansa AG Registered[a]	58,566	1,142,791
Deutsche Post AG Registered	227,454	7,552,622
Deutsche Telekom AG Registered	755,910	10,963,996
E.ON SE	502,124	8,938,062
Fresenius Medical Care AG & Co. KGaA	53,118	3,457,826
Fresenius SE & Co. KGaA	32,688	4,062,864
GEA Group AG	44,492	1,828,179
HeidelbergCement AG	35,412	2,732,802
Infineon Technologies AG	270,584	2,708,613
K+S AG Registered[b]	43,130	1,118,617
Lanxess AG	20,884	1,356,377
Linde AG	46,308	9,177,063
MAN SE	9,080	1,083,342
Merck KGaA	16,344	2,552,011
METRO AG	35,412	1,404,510
Muenchener Rueckversicherungs-Gesellschaft AG Registered	40,406	7,900,781
Osram Licht AGa	20,884	980,957
QIAGEN NVa	60,382	1,302,465
RWE AG	123,034	4,186,943
Salzgitter AG	9,534	396,399
SAP AG	236,534	17,504,482

Security	Shares	Value

Siemens AG Registered	198,852	$23,972,828
ThyssenKrupp AGa	96,702	2,314,325
Volkswagen AG	9,080	2,060,611

		245,606,593
GREECE — 0.04%
National Bank of Greece SAa	81,069	329,217
National Bank of Greece SA SP ADR[b]	10,484	42,460
OPAP SA	46,515	519,462

		891,139
IRELAND — 0.58%
Bank of Ireland[a]	6,413,658	1,823,189
CRH PLC	184,324	4,405,105
Elan Corp. PLC[a]	111,230	1,732,268
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	3
Kerry Group PLC Class A	35,866	2,182,567
Ryanair Holdings PLC SP ADR	27,694	1,377,499

		11,520,631
ITALY — 3.27%
Assicurazioni Generali SpA	340,046	6,789,477
Atlantia SpA	79,904	1,625,676
Banca Monte dei Paschi di Siena SpA[a,b]	1,815,092	503,685
Banco Popolare Scrl[a]	445,828	663,845
Enel SpA	1,633,038	6,260,315
Eni SpA	674,644	15,479,288
Fiat SpA[a]	219,282	1,748,336
Finmeccanica SpA[a]	98,972	592,431
Intesa Sanpaolo SpA	3,493,530	7,211,755
Luxottica Group SpA	34,504	1,836,494
Mediaset SpA[a]	179,330	728,251
Mediobanca SpA	126,212	880,716
Pirelli & C. SpA	60,836	792,625
Saipem SpA	63,106	1,371,901
Snam SpA	523,008	2,650,640
Telecom Italia SpA	2,452,508	2,025,102
Tenaris SA	118,494	2,781,327
Terna SpA	354,574	1,601,178
UniCredit SpA	1,362,908	8,693,175
Unione di Banche Italiane SpA	226,546	1,146,311

		65,382,528
NETHERLANDS — 3.99%
AEGON NV	476,246	3,526,349
Akzo Nobel NV	59,928	3,940,481

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2013

Security	Shares	Value

ASML Holding NV	112,138	$11,081,085
CNH Industrial NVa	228,816	2,936,306
Heineken NV	54,026	3,831,403
ING Groep NV CVA[a]	961,118	10,864,802
Koninklijke Ahold NV	267,860	4,642,951
Koninklijke DSM NV	45,854	3,462,281
Koninklijke KPN NVa	781,334	2,490,774
Koninklijke Philips Electronics NV	245,160	7,908,248
PostNL NVa	110,776	479,397
Randstad Holding NV	26,786	1,509,820
Reed Elsevier NV	170,250	3,425,773
TNT Express NV	95,116	868,831
Unilever NV CVA	431,300	16,788,019
Wolters Kluwer NV	76,272	1,967,346

		79,723,866
NORWAY — 1.16%
DNB ASA	229,270	3,480,459
Norsk Hydro ASA	226,546	939,069
Orkla ASA	202,484	1,474,631
Seadrill Ltd.	89,438	4,012,200
Statoil ASA	261,958	5,945,424
Subsea 7 SA	70,370	1,462,568
Telenor ASA	174,790	3,993,207
Yara International ASA	44,946	1,855,608

		23,163,166
PORTUGAL — 0.23%
Banco Espirito Santo SA Registered[a]	554,788	591,028
Energias de Portugal SA	615,624	2,250,018
Galp Energia SGPS SA Class B	54,480	906,718
Portugal Telecom SGPS SA Registered[b]	185,232	835,213

		4,582,977
SPAIN — 4.78%
Abertis Infraestructuras SA	89,892	1,747,967
Acciona SAb	6,810	387,678
Actividades de Construcciones y Servicios SA	44,946	1,429,768
Amadeus IT Holding SA Class A	107,598	3,816,033
Banco Bilbao Vizcaya Argentaria SA	1,436,456	16,061,237
Banco de Sabadell SAb	758,180	1,909,965
Banco Popular Espanol SAa	383,630	2,061,106
Banco Santander SA	2,821,156	23,020,087

Security	Shares	Value

Distribuidora Internacional de Alimentacion SA	156,176	$1,354,912
Enagas SA	33,880	830,785
Ferrovial SA	108,960	1,960,192
Gas Natural SDG SA	89,892	1,877,559
Iberdrola SA	1,219,898	7,092,401
Industria de Diseno Textil SA	56,750	8,749,761
International Consolidated Airlines Group SA London[a]	198,112	1,085,342
Red Electrica Corporacion SA	18,480	1,052,401
Repsol SA	208,840	5,180,412
Telefonica SAa	1,018,776	15,873,060

		95,490,666
SWEDEN — 4.75%
Alfa Laval AB	78,088	1,885,608
Assa Abloy AB Class B	82,628	3,794,937
Atlas Copco AB Class A	158,900	4,655,848
Atlas Copco AB Class B	101,242	2,676,417
Boliden AB	68,100	1,021,007
Electrolux AB Class B	58,112	1,510,002
Hennes & Mauritz AB Class B	236,080	10,258,275
Hexagon AB Class B	64,922	1,958,849
Holmen AB Class B	13,166	423,691
Investor AB Class B	114,408	3,473,332
Millicom International Cellular SA SDR	16,344	1,444,041
Nordea Bank AB	728,670	8,792,005
Sandvik AB	276,940	3,828,723
Scania AB Class B	77,180	1,654,604
Securitas AB Class B	73,548	840,470
Skandinaviska Enskilda Banken AB Class A	430,392	4,563,170
Skanska AB Class B	98,064	1,887,050
SKF AB Class B	93,524	2,604,886
SSAB AB Class Ab	45,400	296,513
Svenska Cellulosa AB Class B	153,452	3,870,284
Svenska Handelsbanken AB Class A	122,580	5,246,258
Swedbank AB Class A	233,356	5,438,712
Swedish Match AB	50,848	1,795,446
Tele2 AB Class B	74,910	958,665
Telefonaktiebolaget LM Ericsson Class B	761,812	10,140,731
TeliaSonera AB	552,064	4,232,167
Volvo AB Class B	373,642	5,599,017

		94,850,708

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2013

Security	Shares	Value

SWITZERLAND — 13.67%
ABB Ltd. Registered	537,536	$12,715,394
Actelion Ltd. Registered	26,786	1,901,754
Adecco SA Registered	38,136	2,716,017
Baloise Holding AG Registered	12,712	1,405,806
Cie Financiere Richemont SA	130,534	13,078,662
Clariant AG Registered	70,824	1,194,433
Credit Suisse Group AG Registered	350,488	10,705,533
GAM Holding AG	39,952	722,383
Geberit AG Registered	9,534	2,574,734
Givaudan SA Registered	1,816	2,652,957
Holcim Ltd. Registered	57,204	4,257,483
Julius Baer Group Ltd.	56,296	2,627,251
Kuehne & Nagel International AG Registered	14,074	1,844,367
Lonza Group AG Registered	13,166	1,077,450
Nestle SA Registered	808,120	56,525,950
Nobel Biocare Holding AG Registered	30,872	455,782
Novartis AG Registered	677,822	52,096,908
Roche Holding AG Genusschein	176,152	47,512,826
SGS SA Registered	1,362	3,251,930
Swatch Group AG (The) Bearer	7,718	4,967,516
Swiss Life Holding AG Registered	7,264	1,375,280
Swiss Re AG	85,352	7,060,359
Swisscom AG Registered	5,902	2,836,615
Syngenta AG Registered	23,154	9,458,764
UBS AG Registered	902,552	18,465,261
Zurich Insurance Group AG	37,228	9,588,500

		273,069,915
UNITED KINGDOM — 33.41%
3i Group PLC	245,614	1,447,004
Aberdeen Asset Management PLC	298,278	1,828,756
Aggreko PLC	67,192	1,745,323
AMEC PLC	76,726	1,334,445
Anglo American PLC	348,672	8,571,222
Antofagasta PLC	96,248	1,275,746
ARM Holdings PLC	345,494	5,516,598
Associated British Foods PLC	89,892	2,730,912
AstraZeneca PLC	313,260	16,312,005
Aviva PLC	730,486	4,693,939
Babcock International Group PLC	90,800	1,758,616
BAE Systems PLC	814,930	5,996,703

Security	Shares	Value

Barclays PLC	2,748,062	$11,815,305
BG Group PLC	852,158	16,290,710
BHP Billiton PLC	529,818	15,615,360
BP PLC	4,773,356	33,478,493
British American Tobacco PLC	488,050	25,895,743
British Land Co. PLC	250,608	2,343,693
British Sky Broadcasting Group PLC	236,080	3,326,077
BT Group PLC	1,973,992	10,945,435
Bunzl PLC	83,990	1,819,858
Burberry Group PLC	110,322	2,919,228
Cable & Wireless Communications PLC	630,606	404,703
Cairn Energy PLC[a]	152,090	646,030
Capita PLC	164,348	2,650,804
Carnival PLC	54,026	1,832,033
Centrica PLC	1,309,336	7,838,888
Cobham PLC	271,946	1,265,238
Compass Group PLC	461,264	6,349,249
Daily Mail & General Trust PLC Class A NVS	72,186	890,762
Diageo PLC	628,790	20,008,848
Drax Group PLC	101,242	1,118,967
Experian PLC	252,878	4,819,937
FirstGroup PLC	307,850	595,746
G4S PLC	366,832	1,510,663
GKN PLC	417,226	2,310,742
GlaxoSmithKline PLC	1,232,610	31,089,063
Glencore Xstrata PLC	2,771,670	15,112,577
Hammerson PLC	180,692	1,465,988
Hays PLC	338,230	648,512
HSBC Holdings PLC	4,670,752	50,632,155
IMI PLC	80,358	1,893,416
Imperial Tobacco Group PLC	248,792	9,214,175
InterContinental Hotels Group PLC	67,646	1,974,017
Intertek Group PLC	40,406	2,162,575
Invensys PLC	162,532	1,310,757
ITV PLC	905,730	2,571,192
J Sainsbury PLC	326,426	2,069,524
Johnson Matthey PLC	51,302	2,332,842
Kingfisher PLC	592,016	3,699,663
Ladbrokes PLC	226,092	619,497
Land Securities Group PLC	195,674	2,912,075
Legal & General Group PLC	1,482,310	4,709,686

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2013

Security	Shares	Value

Lloyds Banking Group PLC[a]	10,581,832	$12,608,823
London Stock Exchange Group PLC	39,498	983,112
Lonmin PLC[a]	106,236	549,319
Man Group PLC	457,178	621,157
Marks & Spencer Group PLC	401,790	3,231,169
National Grid PLC	917,080	10,848,791
Next PLC	40,406	3,376,366
Old Mutual PLC	1,154,522	3,507,429
Pearson PLC	204,300	4,158,699
Persimmon PLC	76,272	1,341,371
Petrofac Ltd.	63,106	1,435,823
Provident Financial PLC	34,506	928,709
Prudential PLC	640,594	11,940,213
Randgold Resources Ltd.	23,154	1,668,928
Reckitt Benckiser Group PLC	164,348	12,029,754
Reed Elsevier PLC	301,456	4,066,519
Rentokil Initial PLC	447,190	789,355
Resolution Ltd.	356,390	1,834,143
Rexam PLC	199,371	1,554,900
Rio Tinto PLC	307,812	15,068,763
Rolls-Royce Holdings PLC	468,982	8,445,296
Royal Bank of Scotland Group PLC[a]	497,130	2,897,382
Royal Dutch Shell PLC Class A	950,222	31,391,289
Royal Dutch Shell PLC Class B	645,134	22,299,750
RSA Insurance Group PLC	901,644	1,765,287
SABMiller PLC	232,902	11,856,065
Sage Group PLC (The)	289,263	1,544,890
Schroders PLC	29,056	1,212,092
SEGRO PLC	188,864	948,123
Serco Group PLC	125,304	1,108,942
Severn Trent PLC	59,928	1,710,945
Shire PLC	141,194	5,665,933
Smith & Nephew PLC	224,730	2,805,882
Smiths Group PLC	98,518	2,231,964
SSE PLC	241,982	5,776,096
Standard Chartered PLC	491,682	11,792,157
Standard Life PLC	591,562	3,308,846
Tate & Lyle PLC	117,586	1,402,433
Tesco PLC	2,015,760	11,718,909
Tullow Oil PLC	227,000	3,764,261
UBM PLC	61,290	709,162
Unilever PLC	302,818	11,965,350
United Utilities Group PLC	172,974	1,935,587

Security	Shares	Value

Vesuvius PLC	61,290	$443,462
Vodafone Group PLC	12,329,732	43,128,195
Weir Group PLC (The)	53,118	2,004,248
Whitbread PLC	44,946	2,157,363
William Hill PLC	216,104	1,410,333
Wm Morrison Supermarkets PLC	584,298	2,649,393
Wolseley PLC	68,554	3,549,191
WPP PLC	334,144	6,872,129

		667,335,793

TOTAL COMMON STOCKS
(Cost: $1,969,728,639)		1,970,995,826

PREFERRED STOCKS — 0.83%

GERMANY — 0.83%
Henkel AG & Co. KGaA	44,946	4,634,273
Porsche Automobil Holding SE	38,590	3,374,535
Volkswagen AG	36,320	8,566,931

		16,575,739

TOTAL PREFERRED STOCKS
(Cost: $14,002,860)		16,575,739

RIGHTS — 0.06%

SPAIN — 0.02%
Abertis Infraestructuras SAa	87,714	85,370
Banco de Sabadell SAa,b	713,800	142,037
BBVA[a]	1,436,456	196,390

		423,797
UNITED KINGDOM — 0.04%
Barclays PLC[a]	644,355	842,600

		842,600

TOTAL RIGHTS
(Cost: $267,674)		1,266,397

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	6,917,486	6,917,486
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	417,548	417,548

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2013

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,636,842	$1,636,842

		8,971,876

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,971,876)		8,971,876

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $1,992,971,049)		1,997,809,838
Other Assets, Less Liabilities — (0.01)%		(161,188)

NET ASSETS — 100.00%		$1,997,648,650

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.01%

AUSTRALIA — 12.80%
Abacus Property Group	71,806	$151,741
ALE Property Group[a]	48,714	118,885
Aspen Group Ltd.	302,542	45,263
Astro Japan Property Trust	18,308	59,060
Australand Property Group	61,594	210,216
BGP Holdings PLC[b,c]	1,986,852	27
BWP Trust	124,338	265,078
Cedar Woods Properties Ltd.	13,984	97,414
CFS Retail Property Trust Group	607,890	1,136,815
Challenger Diversified Property Group	31,234	73,013
Charter Hall Group	58,052	200,299
Charter Hall Retail REIT	74,658	262,482
Commonwealth Property Office Fund	516,764	550,848
Cromwell Group	336,490	306,769
Dexus Property Group	1,217,804	1,144,401
Federation Centres	370,254	789,349
Finbar Group Ltd.	37,214	49,760
FKP Property Group	46,322	59,772
Goodman Group	391,414	1,786,038
GPT Group	421,498	1,371,543
Growthpoint Properties Australia Ltd.	33,442	78,488
Ingenia Communities Group	179,998	79,104
Investa Office Fund	159,712	440,549
Lend Lease Group	134,136	1,274,306
Mirvac Group	945,668	1,538,589
Peet Ltd.[a,b]	75,624	98,290
Shopping Centres Australasia Property Group	165,554	236,846
Stockland Corp. Ltd.	595,884	2,156,291
Sunland Group Ltd.	38,916	61,496
Westfield Group	514,648	5,298,248
Westfield Retail Trust	774,134	2,149,845

		22,090,825
AUSTRIA — 1.17%
Atrium European Real Estate Ltd.	46,138	261,248
CA Immobilien Anlagen AG	18,584	269,927
conwert Immobilien Invest SE	16,928	199,357
IMMOEAST AG Escrow[b,c]	100,152	1
IMMOFINANZ AG	273,700	1,195,585
IMMOFINANZ AG Escrow[b,c]	112,716	2
S IMMO AG	15,962	100,040

		2,026,160

Security	Shares	Value

BELGIUM — 0.68%
Aedifica	2,484	$171,486
Befimmo	4,554	315,809
Cofinimmo SA	4,094	479,868
Warehouses De Pauw SCA	2,898	203,205

		1,170,368
CANADA — 4.57%
Allied Properties Real Estate Investment Trust	8,648	273,095
Artis Real Estate Investment Trust	15,134	209,217
Boardwalk Real Estate Investment Trust	6,716	376,407
Brookfield Office Properties Canada	4,370	111,811
Brookfield Office Properties Inc.	63,480	1,219,083
Calloway Real Estate Investment Trust	14,582	345,434
Canadian Apartment Properties Real Estate Investment Trust	13,340	265,658
Canadian Real Estate Investment Trust	8,832	348,675
Chartwell Retirement Residences	22,678	222,831
Choice Properties REIT	11,316	111,520
Cominar Real Estate Investment Trust	15,962	298,928
Crombie Real Estate Investment Trust	7,176	89,569
Dream Unlimited Corp. Class Ab	11,592	146,606
Dundee Industrial Real Estate Investment Trust	5,796	49,282
Dundee International Real Estate Investment Trust	12,972	118,753
Dundee Real Estate Investment Trust	13,386	378,178
First Capital Realty Inc.	24,518	403,823
Granite Real Estate Investment Trust	5,888	211,656
H&R Real Estate Investment Trust	33,948	699,833
HealthLease Properties Real Estate Investment Trust	2,990	29,583
InnVest Real Estate Investment Trust	12,788	51,630
InterRent Real Estate Investment Trust	7,360	38,952
Killam Properties Inc.	14,168	150,377
Mainstreet Equity Corp.[b]	1,886	55,393
Melcor Developments Ltd.	3,818	71,687
Milestone Apartments Real Estate Investment Trust	3,680	33,617

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2013

Security	Shares	Value

Morguard Corp.	1,564	$169,638
Morguard North American Residential Real Estate Investment Trust	3,082	28,394
Morguard Real Estate Investment Trust	8,556	136,177
Northern Property Real Estate Investment Trust	4,508	121,395
NorthWest Healthcare Properties Real Estate Investment Trust	5,842	63,427
Plazacorp Retail Properties Ltd.	12,282	53,769
Pure Industrial Real Estate Trust	15,778	67,999
Retrocom Real Estate Investment Trust	7,084	33,356
RioCan Real Estate Investment Trust	38,042	899,329

		7,885,082
DENMARK — 0.04%
Jeudan A/S	598	61,866

		61,866
FINLAND — 0.37%
Citycon OYJ	57,638	194,274
Sponda OYJ	61,916	320,164
Technopolis OYJ	20,010	132,183

		646,621
FRANCE — 6.11%
Altarea	920	151,498
ANF Immobilier	2,392	70,101
Fonciere des Regions	11,362	942,959
Gecina SA	6,762	865,269
Icade	8,694	794,501
Klepierre	25,300	1,097,628
Mercialys	14,306	286,800
Societe de la Tour Eiffel	1,472	97,238
Unibail-Rodamco SE	25,162	6,246,707

		10,552,701
GERMANY — 1.87%
Alstria Office REIT AG	18,768	233,449
Deutsche EuroShop AG	11,960	518,636
Deutsche Wohnen AG Bearer	43,976	787,260
DIC Asset AG	7,452	82,212
GAGFAH SAb	29,118	379,927
GSW Immobilien AG	12,374	543,959
Hamborner REIT AG	11,730	114,641
PATRIZIA Immobilien AGb	7,728	77,411

Security	Shares	Value

Prime Office REIT AGb	13,478	$60,207
TAG Immobilien AG	34,500	428,388

		3,226,090
HONG KONG — 16.59%
Beijing Properties Holdings Ltd.[b]	368,000	27,522
Champion REIT	782,000	356,960
Cheung Kong (Holdings) Ltd.	322,000	4,903,606
China New Town Development Co. Ltd.[b]	782,000	62,946
Chinese Estates Holdings Ltd.[a]	115,000	262,471
CSI Properties Ltd.	1,108,000	42,862
Emperor International Holdings Ltd.	277,000	78,223
Far East Consortium International Ltd.	184,000	58,129
Fortune REIT[a]	322,000	266,148
Fragrance Group Ltd.[a]	322,000	57,741
Gemdale Properties and Investment Corp. Ltd.[b]	276,000	32,742
Goldin Properties Holdings Ltd.[a,b]	368,000	191,708
Great Eagle Holdings Ltd.[a]	92,000	328,608
Greenland Hong Kong Holdings Ltd.	46,000	33,513
Hang Lung Group Ltd.[a]	230,000	1,227,829
Hang Lung Properties Ltd.	598,000	2,035,705
Henderson Land Development Co. Ltd.	276,422	1,707,332
HKR International Ltd.	110,400	53,811
Hongkong Land Holdings Ltd.	322,000	2,125,200
Hutchison Harbour Ring Ltd.	368,000	28,471
Hysan Development Co. Ltd.	184,000	819,739
K. Wah International Holdings Ltd.	276,000	148,763
Kerry Properties Ltd.	184,000	784,150
Kowloon Development Co. Ltd.	92,000	114,004
Lai Fung Holdings Ltd.	1,748,000	43,277
Lai Sun Development Co. Ltd.[b]	2,806,000	82,496
Link REIT (The)	575,000	2,821,190
New World China Land Ltd.	737,999	371,134
Prosperity REIT[a]	322,000	99,235
Regal REIT	184,000	53,858
Sino Land Co. Ltd.[a]	828,000	1,219,288
Sinolink Worldwide Holdings Ltd.[b]	552,000	48,401
Soundwill Holdings Ltd.[a]	26,000	47,339
SRE Group Ltd.[b]	644,000	21,591
Sun Hung Kai Properties Ltd.	414,000	5,631,999
Sunlight REIT[a]	230,000	90,159
Swire Properties Ltd.	239,200	670,857

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2013

Security	Shares	Value

TAI Cheung Holdings Ltd.[a]	92,000	$70,467
Tian An China Investments Co. Ltd.	230,200	171,571
Wheelock and Co. Ltd.	230,000	1,220,415
Yuexiu Real Estate Investment Trust[a]	460,000	227,771

		28,639,231
ISRAEL — 0.69%
Africa Israel Investments Ltd.[b]	23,184	40,017
Airport City Ltd.[b]	8,326	68,006
Alony Hetz Properties & Investments Ltd.	17,756	114,361
Amot Investments Ltd.	22,724	68,120
Azrieli Group Ltd.	7,544	239,414
Gazit Globe Ltd.	19,550	262,201
Jerusalem Oil Exploration Ltd.[b]	1,978	69,505
Melisron Ltd.	3,772	99,959
Nitsba Holdings (1995) Ltd.[b]	6,808	87,813
Norstar Holdings Inc.	3,634	104,609
REIT 1 Ltd.	18,446	42,500

		1,196,505
ITALY — 0.12%
Beni Stabili SpA	209,392	130,243
Immobiliare Grande Distribuzione SpA	41,216	43,936
Prelios SpA[b]	51,888	40,176

		214,355
JAPAN — 31.01%
Activia Properties Inc.	46	398,940
Advance Residence Investment Corp.	322	752,783
AEON Mall Co. Ltd.	27,680	822,008
Daibiru Corp.	13,800	161,170
Daikyo Inc.	92,000	293,462
Daito Trust Construction Co. Ltd.	19,600	1,959,501
Daiwa House Industry Co. Ltd.	170,000	3,201,631
Daiwa House REIT Investment Corp.	46	351,592
Daiwa Office Investment Corp.	46	217,987
Daiwahouse Residential Investment Corp.	92	400,347
Frontier Real Estate Investment Corp.	60	619,414
Fukuoka REIT Corp.	46	379,251
Global One Real Estate Investment Corp. Ltd.	46	275,648
GLP J-Reit	460	514,262

Security	Shares	Value

Goldcrest Co. Ltd.	4,600	$124,604
Heiwa Real Estate Co. Ltd.	9,200	169,139
Heiwa Real Estate REIT Inc.	184	148,888
Hulic Co. Ltd.	96,600	1,445,185
Ichigo Real Estate Investment Corp.[a]	230	152,591
Iida Home Max Co. Ltd.	4,600	93,664
Industrial & Infrastructure Fund Investment Corp.	46	437,381
Japan Excellent Inc.	48	312,581
Japan Hotel REIT Investment Corp.	644	300,588
Japan Logistics Fund Inc.	46	464,102
Japan Prime Realty Investment Corp.	184	646,930
Japan Real Estate Investment Corp.	152	1,778,303
Japan Rental Housing Investments Inc.	184	136,887
Japan Retail Fund Investment Corp.	506	1,042,682
Kenedix Realty Investment Corp.	46	226,426
Kenedix Residential Investment Corp.	46	100,555
Leopalace21 Corp.[b]	50,600	371,282
MID REIT Inc.	46	108,759
Mitsubishi Estate Co. Ltd.	368,000	10,860,922
Mitsui Fudosan Co. Ltd.	230,556	7,741,982
Mori Hills REIT Investment Corp.[a]	46	318,308
MORI TRUST Sogo REIT Inc.	46	440,194
Nippon Accommodations Fund Inc.	46	337,060
Nippon Building Fund Inc.	184	2,287,694
Nippon Prologis REIT Inc.	46	459,883
Nomura Real Estate Holdings Inc.	32,200	792,489
Nomura Real Estate Office Fund Inc.	92	473,478
Nomura Real Estate Residential Fund Inc.	46	267,210
NTT Urban Development Corp.	27,600	362,000
ORIX JREIT Inc.	368	468,415
Premier Investment Corp.	46	210,018
Sekisui House SI Investment Corp.	46	238,145
Starts Proceed Investment Corp.	46	86,726
Sumitomo Realty & Development Co. Ltd.	122,000	5,787,618
Takara Leben Co. Ltd.	18,400	63,005
TOC Co. Ltd.	23,000	194,313
Tokyo Tatemono Co. Ltd.	111,000	1,015,827
Tokyo Theatres Co. Inc.	46,000	79,694
Tokyu Land Corp.	116,000	1,202,854
TOKYU REIT Inc.	46	292,525

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2013

Security	Shares	Value

Top REIT Inc.	46	$231,817
United Urban Investment Corp.	598	914,140

		53,534,860
NETHERLANDS — 1.26%
Corio NV	25,346	1,092,590
Eurocommercial Properties NV	9,154	370,934
Nieuwe Steen Investments NV	14,260	100,762
VastNed Retail NV	4,968	211,567
Wereldhave NV	5,612	407,334

		2,183,187
NEW ZEALAND — 0.64%
Argosy Property Ltd.	206,356	160,702
DNZ Property Fund Ltd.	79,672	106,174
Goodman Property Trust	249,918	212,320
Kiwi Income Property Trust	262,706	237,407
Precinct Properties New Zealand Ltd.	224,710	185,289
Property for Industry Ltd.	112,056	123,198
Vital Healthcare Property Trust	68,448	77,534

		1,102,624
NORWAY — 0.20%
Norwegian Property ASA	129,628	171,350
Olav Thon Eiendomsselskap ASA	828	133,543
Selvaag Bolig ASA[b]	12,420	37,998

		342,891
SINGAPORE — 8.88%
AIMS AMP Capital Industrial REIT	92,200	110,221
Ascendas Hospitality Trust	138,000	85,786
Ascendas India Trust	184,000	91,652
Ascendas REIT	506,935	921,149
Ascott Residence Trust	184,800	185,573
Bukit Sembawang Estates Ltd.	46,000	226,196
Cache Logistics Trust	184,000	173,038
Cambridge Industrial Trust	322,440	172,174
CapitaCommercial Trust	552,000	637,896
CapitaLand Ltd.	644,000	1,585,941
CapitaMall Trust Management Ltd.	690,000	1,077,824
CapitaMalls Asia Ltd.	368,000	573,373
CapitaRetail China Trust	138,000	151,225
CDL Hospitality Trusts	184,000	239,028
City Developments Ltd.	138,000	1,127,316
Croesus Retail Trust[b]	92,000	63,790
Far East Holdings Ltd.[a]	46,000	68,372
Far East Hospitality Trust	184,000	134,178
First REIT	138,000	122,630

Security	Shares	Value

Frasers Centrepoint Trust	138,000	$202,917
Frasers Commercial Trust	92,600	92,987
Global Logistic Properties Ltd.	782,000	1,801,140
GuocoLand Ltd.	92,000	153,975
Ho Bee Investment Ltd.	46,000	76,621
Keppel Land Ltd.	184,000	519,115
Keppel REIT Management Ltd.	184,100	180,469
Lippo Malls Indonesia Retail Trust	460,000	159,474
Mapletree Commercial Trust	322,000	311,799
Mapletree Greater China Commercial Trust[a,b]	414,000	295,302
Mapletree Industrial Trust	322,640	347,132
Mapletree Logistics Trust	414,040	353,077
Oxley Holdings Ltd.	92,000	26,762
Parkway Life REIT	92,000	172,305
Perennial China Retail Trust[a]	184,000	77,721
Religare Health Trust	92,000	58,291
Sabana Shari’ah Compliant Industrial REIT[a]	138,000	118,231
Saizen REIT	322,000	47,219
Sinarmas Land Ltd.[a]	276,000	122,080
Soilbuild Business Space REIT[a,b]	138,000	81,937
Starhill Global REIT	414,000	262,307
Suntec REIT[a]	598,000	779,223
Treasury China Trust[b]	46,000	82,487
United Industrial Corp. Ltd.[a]	92,000	223,630
UOL Group Ltd.	138,000	676,390
Wheelock Properties Ltd.[a]	92,000	126,479
Wing Tai Holdings Ltd.	138,550	226,362

		15,322,794
SPAIN — 0.02%
Inmobiliaria Colonial SAb	19,964	29,186

		29,186
SWEDEN — 1.59%
Atrium Ljungberg AB	8,280	110,476
Castellum AB	44,068	628,798
Dios Fastigheter AB	12,742	80,145
Fabege AB	35,972	397,629
Fastighets AB Balder Class Bb	16,560	135,355
Hufvudstaden AB Class A	29,992	381,957
Klovern AB	25,807	112,499
Kungsleden AB	34,868	232,884
Wallenstam AB Class B	27,738	380,026
Wihlborgs Fastigheter AB	17,710	284,684

		2,744,453

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2013

Security	Shares	Value

SWITZERLAND — 1.72%
Allreal Holding AG Registered	2,254	$313,329
Intershop Holdings AG Bearer	414	150,171
Mobimo Holding AG Registered	1,656	346,309
PSP Swiss Property AG Registered	10,120	878,540
Swiss Prime Site AG Registered	15,870	1,227,654
Zug Estates Holding AG Bearer[b]	46	60,791

		2,976,794
UNITED KINGDOM — 8.68%
A&J Mucklow Group PLC	13,846	101,573
Big Yellow Group PLC	32,292	230,092
British Land Co. PLC	258,336	2,415,966
Capital & Counties Properties PLC	169,234	918,092
CLS Holdings PLC[b]	3,864	73,461
Derwent London PLC	22,264	854,126
Development Securities PLC	33,120	105,928
Grainger PLC	109,986	311,338
Great Portland Estates PLC	89,562	781,747
Hammerson PLC	184,690	1,498,425
Hansteen Holdings PLC	171,120	274,340
Helical Bar PLC	27,324	131,418
Intu Properties PLC	174,892	909,419
Land Securities Group PLC	201,848	3,003,958
LondonMetric Property PLC	159,666	310,276
Primary Health Properties PLC	25,622	136,095
Quintain Estates and Development PLC[b]	136,620	186,950
Raven Russia Ltd.	152,122	185,991
Redefine International PLC	86,388	65,052
Safestore Holdings PLC	46,782	101,517
Schroder REIT Ltd.	102,580	77,245
SEGRO PLC	192,096	964,348
Shaftesbury PLC	66,102	631,569
St. Modwen Properties PLC	45,540	224,192
UNITE Group PLC	44,758	286,228
Workspace Group PLC	28,014	205,961

		14,985,307

TOTAL COMMON STOCKS
(Cost: $157,998,830)		170,931,900

INVESTMENT COMPANIES — 0.44%

SWITZERLAND — 0.15%
Solvalor 61 Fund	1,012	255,169

		255,169

Security	Shares	Value

UNITED KINGDOM — 0.29%
F&C Commercial Property Trust Ltd.	147,016	$273,789
Picton Property Income Ltd.	99,636	82,692
UK Commercial Property Trust Ltd.	120,014	145,763

		502,244

TOTAL INVESTMENT COMPANIES
(Cost: $724,907)		757,413

WARRANTS — 0.00%

ISRAEL — 0.00%
Africa Israel Investments Ltd. (Expires 10/31/13)[b]	1	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	3,095,751	3,095,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	186,863	186,863
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	119,261	119,261

		3,401,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,401,875)		3,401,875

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $162,125,612)		175,091,188
Other Assets, Less Liabilities — (1.42)%		(2,454,625)

NET ASSETS — 100.00%		$172,636,563

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.16%

AIR FREIGHT & LOGISTICS — 0.39%
Yamato Holdings Co. Ltd.	16,200	$365,191

		365,191
AIRLINES — 0.78%
ANA Holdings Inc.[a]	132,000	287,878
Japan Airlines Co. Ltd.	7,200	435,852

		723,730
AUTO COMPONENTS — 2.77%
Aisin Seiki Co. Ltd.	7,200	307,078
Bridgestone Corp.	26,400	961,834
Denso Corp.	20,400	952,173
Toyota Industries Corp.	7,800	336,245

		2,557,330
AUTOMOBILES — 13.27%
Fuji Heavy Industries Ltd.	24,000	662,828
Honda Motor Co. Ltd.	69,000	2,626,395
Isuzu Motors Ltd.	48,000	316,005
Nissan Motor Co. Ltd.	98,400	986,758
Suzuki Motor Corp.	17,400	417,068
Toyota Motor Corp.	113,400	7,246,043

		12,255,097
BEVERAGES — 1.10%
Asahi Group Holdings Ltd.	18,600	488,860
Kirin Holdings Co. Ltd.	36,000	524,270

		1,013,130
BUILDING PRODUCTS — 1.40%
Asahi Glass Co. Ltd.	48,000	297,906
Daikin Industries Ltd.	11,400	605,289
LIXIL Group Corp.	10,800	222,219
TOTO Ltd.	12,000	168,030

		1,293,444
CAPITAL MARKETS — 1.88%
Daiwa Securities Group Inc.	66,000	591,898
Nomura Holdings Inc.	146,400	1,141,361

		1,733,259
CHEMICALS — 3.29%
Asahi Kasei Corp.	48,000	361,498
JSR Corp.	7,800	144,752
Kuraray Co. Ltd.	13,200	158,064
Mitsubishi Chemical Holdings Corp.	57,000	266,048
Mitsui Chemicals Inc.	36,000	98,691
Nitto Denko Corp.	6,600	429,799

Security	Shares	Value

Shin-Etsu Chemical Co. Ltd.	15,600	$953,885
Sumitomo Chemical Co. Ltd.	60,000	228,688
Toray Industries Inc.	60,000	394,395

		3,035,820
COMMERCIAL BANKS — 10.16%
Mitsubishi UFJ Financial Group Inc.	540,600	3,454,331
Mizuho Financial Group Inc.	921,000	1,999,215
Resona Holdings Inc.	72,600	371,416
Shinsei Bank Ltd.	84,000	203,740
Sumitomo Mitsui Financial Group Inc.	54,000	2,611,261
Sumitomo Mitsui Trust Holdings Inc.	150,040	741,599

		9,381,562
COMMERCIAL SERVICES & SUPPLIES — 1.05%
Dai Nippon Printing Co. Ltd.	24,000	253,880
Secom Co. Ltd.	8,400	525,615
Toppan Printing Co. Ltd.	24,000	193,468

		972,963
COMPUTERS & PERIPHERALS — 0.25%
NEC Corp.	102,000	235,964

		235,964
CONSTRUCTION & ENGINEERING — 1.12%
JGC Corp.	10,000	360,765
Kajima Corp.	36,000	146,385
Obayashi Corp.	30,000	179,159
Shimizu Corp.	30,000	146,446
Taisei Corp.	42,000	206,736

		1,039,491
CONSTRUCTION MATERIALS — 0.23%
Taiheiyo Cement Corp.	48,000	209,366

		209,366
CONSUMER FINANCE — 0.18%
Credit Saison Co. Ltd.	6,000	162,589

		162,589
CONTAINERS & PACKAGING — 0.14%
Toyo Seikan Group Holdings Ltd.	6,600	129,411

		129,411
DIVERSIFIED FINANCIAL SERVICES — 0.85%
ORIX Corp.	48,600	789,982

		789,982
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.61%
Nippon Telegraph and Telephone Corp.	28,800	1,490,996

		1,490,996

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2013

Security	Shares	Value

ELECTRIC UTILITIES — 1.31%
Chubu Electric Power Co. Inc.	27,000	$370,364
Kansai Electric Power Co. Inc. (The)[b]	30,600	392,927
Kyushu Electric Power Co. Inc.[b]	18,000	256,999
Tokyo Electric Power Co. Inc.[b]	30,600	190,539

		1,210,829
ELECTRICAL EQUIPMENT — 1.85%
Mitsubishi Electric Corp.	84,000	881,732
Nidec Corp.	4,800	396,229
Sumitomo Electric Industries Ltd.	30,000	434,752

		1,712,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.75%
FUJIFILM Holdings Corp.	18,600	446,211
Hirose Electric Co. Ltd.	1,200	184,173
Hitachi Ltd.	186,000	1,226,415
Hoya Corp.	16,800	397,037
Keyence Corp.	1,836	696,978
Kyocera Corp.	13,200	700,861
Murata Manufacturing Co. Ltd.	7,200	549,585
TDK Corp.	4,800	188,331

		4,389,591
FOOD & STAPLES RETAILING — 1.85%
AEON Co. Ltd.	29,400	404,784
Lawson Inc.	2,400	188,086
Seven & I Holdings Co. Ltd.	30,600	1,116,413

		1,709,283
FOOD PRODUCTS — 0.92%
Ajinomoto Co. Inc.	24,000	315,516
Nippon Meat Packers Inc.	8,000	114,548
Nissin Foods Holdings Co. Ltd.	3,000	123,210
Yakult Honsha Co. Ltd.	6,000	300,535

		853,809
GAS UTILITIES — 0.89%
Osaka Gas Co. Ltd.	78,000	332,270
Tokyo Gas Co. Ltd.	90,000	493,452

		825,722
HEALTH CARE EQUIPMENT & SUPPLIES — 0.37%
Terumo Corp.	6,600	338,324

		338,324
HOTELS, RESTAURANTS & LEISURE — 0.43%
Oriental Land Co. Ltd.	2,400	396,719

		396,719

Security	Shares	Value

HOUSEHOLD DURABLES — 2.35%
Panasonic Corp.	88,200	$852,113
Sekisui House Ltd.	24,000	322,365
Sharp Corp.[a],b	48,000	176,102
Sony Corp.	38,400	821,026

		2,171,606
HOUSEHOLD PRODUCTS — 0.38%
Unicharm Corp.	6,000	350,370

		350,370
INDUSTRIAL CONGLOMERATES — 0.79%
Toshiba Corp.	162,000	726,420

		726,420
INSURANCE — 2.64%
Dai-ichi Life Insurance Co. Ltd. (The)	38,400	547,873
MS&AD Insurance Group Holdings Inc.	20,400	532,219
NKSJ Holdings Inc.	15,600	400,791
Tokio Marine Holdings Inc.	29,400	960,275

		2,441,158
INTERNET SOFTWARE & SERVICES — 0.31%
Yahoo! Japan Corp.	50,400	286,092

		286,092
IT SERVICES — 0.49%
Fujitsu Ltd.[b]	78,000	290,935
NTT Data Corp.	4,800	161,671

		452,606
LEISURE EQUIPMENT & PRODUCTS — 0.50%
Nikon Corp.	14,400	251,386
Sega Sammy Holdings Inc.	7,200	207,580

		458,966
MACHINERY — 5.48%
FANUC Corp.	7,200	1,189,422
Kawasaki Heavy Industries Ltd.	66,000	285,860
Komatsu Ltd.	37,800	939,559
Kubota Corp.	45,000	649,834
Makita Corp.	5,400	313,681
Mitsubishi Heavy Industries Ltd.	126,000	722,935
NGK Insulators Ltd.	12,000	181,972
NSK Ltd.	18,000	183,623
SMC Corp.	2,500	594,650

		5,061,536
MARINE — 0.46%
Mitsui O.S.K. Lines Ltd.[b]	48,000	216,703
Nippon Yusen K.K.	66,000	208,510

		425,213

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2013

Security	Shares	Value

MEDIA — 0.39%
Dentsu Inc.	9,600	$364,922

		364,922
METALS & MINING — 2.73%
JFE Holdings Inc.	21,625	560,432
Kobe Steel Ltd.[b]	108,000	200,316
Mitsubishi Materials Corp.	48,000	198,114
Nippon Steel & Sumitomo Metal Corp.	360,045	1,221,860
Sumitomo Metal Mining Co. Ltd.	24,000	338,996

		2,519,718
OFFICE ELECTRONICS — 2.08%
Canon Inc.	43,850	1,398,731
Konica Minolta Holdings Inc.	21,000	176,347
Ricoh Co. Ltd.	30,000	345,783

		1,920,861
OIL, GAS & CONSUMABLE FUELS — 1.06%
INPEX Corp.	40,800	481,492
JX Holdings Inc.	95,440	495,072

		976,564
PAPER & FOREST PRODUCTS — 0.18%
Oji Holdings Corp.	36,000	168,764

		168,764
PERSONAL PRODUCTS — 0.96%
Kao Corp.	19,800	617,457
Shiseido Co. Ltd.	15,000	269,656

		887,113
PHARMACEUTICALS — 4.88%
Astellas Pharma Inc.	17,428	888,051
Chugai Pharmaceutical Co. Ltd.	7,800	160,094
Daiichi Sankyo Co. Ltd.	25,803	467,544
Eisai Co. Ltd.	10,200	414,757
Ono Pharmaceutical Co. Ltd.	4,200	258,099
Otsuka Holdings Co. Ltd.	19,800	574,275
Shionogi & Co. Ltd.	12,000	252,046
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	158,247
Takeda Pharmaceutical Co. Ltd.	28,200	1,332,046

		4,505,159
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.45%
Daiwa House Industry Co. Ltd.	24,000	451,995
Mitsubishi Estate Co. Ltd.	54,000	1,593,722
Mitsui Fudosan Co. Ltd.	36,000	1,208,866
Sumitomo Realty & Development Co. Ltd.	18,000	853,911

		4,108,494

Security	Shares	Value

ROAD & RAIL — 3.91%
Central Japan Railway Co.	7,800	$999,990
East Japan Railway Co.	15,000	1,290,191
Kintetsu Corp.[a]	72,000	268,555
Nippon Express Co. Ltd.	36,000	180,505
Odakyu Electric Railway Co. Ltd.	24,000	238,471
Tokyu Corp.	42,000	299,618
West Japan Railway Co.	7,800	334,257

		3,611,587
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
Rohm Co. Ltd.	3,600	147,852
Tokyo Electron Ltd.	6,600	353,794

		501,646
SOFTWARE — 0.52%
Nintendo Co. Ltd.	4,200	476,392

		476,392
SPECIALTY RETAIL — 1.27%
Fast Retailing Co. Ltd.	2,400	901,299
Nitori Holdings Co. Ltd.	1,800	165,096
Yamada Denki Co. Ltd.	36,000	106,395

		1,172,790
TOBACCO — 1.73%
Japan Tobacco Inc.	44,400	1,597,269

		1,597,269
TRADING COMPANIES & DISTRIBUTORS — 4.54%
ITOCHU Corp.	60,600	742,331
Marubeni Corp.	66,000	519,256
Mitsubishi Corp.	63,000	1,275,088
Mitsui & Co. Ltd.	69,600	1,011,461
Sumitomo Corp.	48,000	646,685

		4,194,821
WIRELESS TELECOMMUNICATION SERVICES — 3.68%
NTT DOCOMO Inc.	53,400	866,372
SoftBank Corp.	36,600	2,532,627

		3,398,999

TOTAL COMMON STOCKS (Cost: $103,629,785)		91,605,381

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	444,518	444,518

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d],e	26,832	$26,832
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	6,491	6,491

		477,841

TOTAL SHORT-TERM INVESTMENTS (Cost: $477,841)		477,841

TOTAL INVESTMENTS IN SECURITIES — 99.68% (Cost: $104,107,626)		92,083,222
Other Assets, Less Liabilities — 0.32%		294,040

NET ASSETS — 100.00%		$92,377,262

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 58.07%

BRAZIL — 14.80%
Banco do Brasil SA	2,747,400	$31,904,176
BM&F Bovespa SA	4,628,400	25,740,478
BRF – Brasil Foods SA SP ADR[a]	1,586,766	38,923,370
CCR SA	2,131,800	16,615,408
Cielo SA	832,220	22,408,871
Companhia Siderurgica Nacional SA SP ADR[a]	1,863,330	7,956,419
CPFL Energia SA SP ADR	272,004	4,692,069
Embraer SA SP ADR	400,368	12,999,949

		161,240,740
CHILE — 11.24%
Banco de Chile	11,839,242	1,784,619
Banco de Chile SP ADR[a]	44,064	4,040,669
Banco Santander (Chile) SA SP ADR[a]	382,128	10,046,145
Cencosud SA	2,690,742	11,977,564
Empresa Nacional de Electricidad SA SP ADR	268,812	11,287,416
Empresas CMPC SA	3,327,546	10,136,843
Empresas Copec SA	1,246,134	17,745,324
Enersis SA SP ADR	940,956	15,111,753
LATAM Airlines Group SA SP ADR[a]	702,126	10,588,060
S.A.C.I. Falabella SA	2,379,180	22,770,548
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	230,736	7,048,985

		122,537,926
COLOMBIA — 3.67%
Bancolombia SA SP ADR	210,216	12,095,829
Ecopetrol SA SP ADR[a]	606,366	27,892,836

		39,988,665
MEXICO — 24.76%
Alfa SAB de CV Series A	6,954,000	18,637,327
America Movil SAB de CV Series L	110,135,400	108,765,375
Cemex SAB de CV CPO[b]	27,736,253	30,888,878
Fomento Economico Mexicano SAB de CV BD Units	4,753,800	45,863,268
Grupo Elektra SAB de CVa	163,020	5,168,095
Grupo Televisa SAB de CV CPO	4,742,400	26,360,377

Security	Shares	Value

Wal-Mart de Mexico SAB de CV Series V	13,030,200	$34,070,799

		269,754,119
PERU — 3.60%
Compania de Minas Buenaventura SA SP ADR	453,834	5,314,396
Credicorp Ltd.	162,336	20,853,682
Southern Copper Corp.	478,344	13,030,091

		39,198,169

TOTAL COMMON STOCKS (Cost: $727,275,634)		632,719,619

PREFERRED STOCKS — 41.55%

BRAZIL — 41.55%
Banco Bradesco SA SP ADR	5,170,242	71,762,959
Companhia de Bebidas das Americas SP ADR	1,857,402	71,231,367
Companhia Energetica de Minas Gerais SP ADR	1,331,862	11,507,288
Companhia Paranaense de Energia Class B SP ADR[a]	249,774	3,486,845
Gerdau SA SP ADR	2,197,008	16,389,680
Itau Unibanco Holding SA SP ADR	6,168,426	87,098,175
Itausa – Investimentos Itau SA	7,364,496	29,774,921
Oi SA SP ADR[a]	2,031,708	3,738,343
Petroleo Brasileiro SA SP ADR	5,025,462	84,075,979
Vale SA Class A SP ADR	5,182,326	73,640,852

		452,706,409

TOTAL PREFERRED STOCKS (Cost: $689,008,329)		452,706,409

SHORT-TERM INVESTMENTS — 5.34%

MONEY MARKET FUNDS — 5.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	54,382,912	54,382,912
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,282,616	3,282,616

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	596,662	$596,662

		58,262,190

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,262,190)		58,262,190

TOTAL INVESTMENTS IN SECURITIES — 104.96%
(Cost: $1,474,546,153)		1,143,688,218
Other Assets, Less Liabilities — (4.96)%		(54,088,827)

NET ASSETS — 100.00%		$1,089,599,391

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$204,948,806	$120,770,175	$1,983,999,173
Affiliated (Note 2)	4,947,758	1,079,607	8,971,876

Total cost of investments	$209,896,564	$121,849,782	$1,992,971,049

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$251,162,159	$129,520,422	$1,988,837,962
Affiliated (Note 2)	4,947,758	1,079,607	8,971,876

Total fair value of investments	256,109,917	130,600,029	1,997,809,838
Foreign currency, at value[b]	425,713	145,033	5,307,035
Receivables:
Investment securities sold	—	14,227,402	—
Due from custodian (Note 4)	—	—	25,127,359
Dividends and interest	549,908	1,253,246	3,355,497

Total Assets	257,085,538	146,225,710	2,031,599,729

LIABILITIES
Payables:
Investment securities purchased	—	14,304,807	25,708,715
Collateral for securities on loan (Note 5)	4,675,260	953,062	7,335,034
Foreign taxes (Note 1)	14,896	—	—
Investment advisory fees (Note 2)	103,486	80,318	907,330

Total Liabilities	4,793,642	15,338,187	33,951,079

NET ASSETS	$252,291,896	$130,887,523	$1,997,648,650

Net assets consist of:
Paid-in capital	$222,449,115	$134,647,706	$2,221,515,450
Undistributed net investment income	1,652,221	892,489	4,662,521
Accumulated net realized loss	(18,024,534)	(13,402,414)	(233,506,363)
Net unrealized appreciation	46,215,094	8,749,742	4,977,042

NET ASSETS	$252,291,896	$130,887,523	$1,997,648,650

Shares outstanding[c]	5,400,000	3,950,000	45,400,000

Net asset value per share	$46.72	$33.14	$44.00

[a]	Securities on loan with values of $4,434,990, $875,580 and $6,913,109, respectively. See Note 5.
[b]	Cost of foreign currency: $425,781, $145,411 and $5,256,334, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$158,723,737	$103,629,785	$1,416,283,963
Affiliated (Note 2)	3,401,875	477,841	58,262,190

Total cost of investments	$162,125,612	$104,107,626	$1,474,546,153

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$171,689,313	$91,605,381	$1,085,426,028
Affiliated (Note 2)	3,401,875	477,841	58,262,190

Total fair value of investments	175,091,188	92,083,222	1,143,688,218
Foreign currency, at value[b]	157,069	134,526	1,259,251
Receivables:
Investment securities sold	1,603,140	—	37,070
Dividends and interest	520,680	668,033	2,759,483

Total Assets	177,372,077	92,885,781	1,147,744,022

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	3,282,614	471,350	57,665,528
Distribution to shareholders	1,384,292	—	–
Securities related to in-kind transactions (Note 4)	—	—	37,070
Investment advisory fees (Note 2)	68,608	37,169	442,033

Total Liabilities	4,735,514	508,519	58,144,631

NET ASSETS	$172,636,563	$92,377,262	$1,089,599,391

Net assets consist of:
Paid-in capital	$197,093,094	$120,807,089	$1,941,497,351
Undistributed (distributions in excess of) net investment income	(7,603,488)	384,980	5,047,072
Accumulated net realized loss	(29,823,497)	(16,796,844)	(526,099,666)
Net unrealized appreciation (depreciation)	12,970,454	(12,017,963)	(330,845,366)

NET ASSETS	$172,636,563	$92,377,262	$1,089,599,391

Shares outstanding[c]	4,600,000	1,800,000	28,500,000

Net asset value per share	$37.53	$51.32	$38.23

[a]	Securities on loan with values of $3,073,935, $447,452 and $56,244,947, respectively. See Note 5.
[b]	Cost of foreign currency: $156,512, $133,430 and $1,257,826, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,147,356	$3,406,634	$29,031,996
Interest — affiliated (Note 2)	10	8	14
Securities lending income — affiliated (Note 2)	10,372	8,916	60,195

Total investment income	5,157,738	3,415,558	29,092,205

EXPENSES
Investment advisory fees (Note 2)	608,884	492,163	4,183,172

Total expenses	608,884	492,163	4,183,172

Net investment income	4,548,854	2,923,395	24,909,033

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,049,806)	(6,994,369)	(17,925,800)
In-kind redemptions — unaffiliated	—	1,113,751	14,967,513
Foreign currency transactions	(44,183)	(14,446)	225,992

Net realized loss	(1,093,989)	(5,895,064)	(2,732,295)

Net change in unrealized appreciation/depreciation on:
Investments	1,219,426	(5,423,498)	157,979,850
Translation of assets and liabilities in foreign currencies	16,683	(188)	93,673

Net change in unrealized appreciation/depreciation	1,236,109	(5,423,686)	158,073,523

Net realized and unrealized gain (loss)	142,120	(11,318,750)	155,341,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,690,974	$(8,395,355)	$180,250,261

[a]	Net of foreign withholding tax of $464,461, $199,008 and $2,931,065, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,510,923	$815,404	$21,004,742
Interest — affiliated (Note 2)	—	1	87
Securities lending income — affiliated (Note 2)	17,061	7,200	217,381

Total investment income	3,527,984	822,605	21,222,210

EXPENSES
Investment advisory fees (Note 2)	449,151	224,623	2,971,651

Total expenses	449,151	224,623	2,971,651

Net investment income	3,078,833	597,982	18,250,559

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,990,956)	(1,942,054)	(54,039,183)
In-kind redemptions — unaffiliated	5,146,270	2,183,250	(5,310,532)
Foreign currency transactions	(28,789)	(35,647)	35,005

Net realized gain (loss)	3,126,525	205,549	(59,314,710)

Net change in unrealized appreciation/depreciation on:
Investments	(5,438,138)	7,495,850	(109,535,567)
Translation of assets and liabilities in foreign currencies	7,019	4,658	18,720

Net change in unrealized appreciation/depreciation	(5,431,119)	7,500,508	(109,516,847)

Net realized and unrealized gain (loss)	(2,304,594)	7,706,057	(168,831,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$774,239	$8,304,039	$(150,580,998)

[a]	Net of foreign withholding tax of $303,295, $62,763 and $1,657,424, respectively.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,548,854	$4,005,001	$2,923,395	$3,709,944
Net realized gain (loss)	(1,093,989)	1,225,277	(5,895,064)	(146,407)
Net change in unrealized appreciation/depreciation	1,236,109	6,237,530	(5,423,686)	10,144,799

Net increase (decrease) in net assets resulting from operations	4,690,974	11,467,808	(8,395,355)	13,708,336

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,812,169)	(4,158,671)	(2,030,906)	(3,918,229)

Total distributions to shareholders	(2,812,169)	(4,158,671)	(2,030,906)	(3,918,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,451,040	37,634,159	9,783,619	21,415,579
Cost of shares redeemed	—	—	(9,304,262)	(9,732,578)

Net increase in net assets from capital share transactions	4,451,040	37,634,159	479,357	11,683,001

INCREASE (DECREASE) IN NET ASSETS	6,329,845	44,943,296	(9,946,904)	21,473,108

NET ASSETS
Beginning of period	245,962,051	201,018,755	140,834,427	119,361,319

End of period	$252,291,896	$245,962,051	$130,887,523	$140,834,427

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,652,221	$(84,464)	$892,489	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	800,000	300,000	650,000
Shares redeemed	—	—	(300,000)	(300,000)

Net increase in shares outstanding	100,000	800,000	—	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,909,033	$31,733,711	$3,078,833	$5,347,376
Net realized gain (loss)	(2,732,295)	(15,584,513)	3,126,525	7,483,312
Net change in unrealized appreciation/depreciation	158,073,523	84,267,662	(5,431,119)	29,998,526

Net increase in net assets resulting from operations	180,250,261	100,416,860	774,239	42,829,214

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,477,388)	(31,380,966)	(3,826,790)	(11,164,868)

Total distributions to shareholders	(27,477,388)	(31,380,966)	(3,826,790)	(11,164,868)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	658,206,199	280,843,031	8,018,458	95,757,211
Cost of shares redeemed	(64,408,196)	(134,993,273)	(28,978,572)	(59,727,241)

Net increase (decrease) in net assets from capital share transactions	593,798,003	145,849,758	(20,960,114)	36,029,970

INCREASE (DECREASE) IN NET ASSETS	746,570,876	214,885,652	(24,012,665)	67,694,316

NET ASSETS
Beginning of period	1,251,077,774	1,036,192,122	196,649,228	128,954,912

End of period	$1,997,648,650	$1,251,077,774	$172,636,563	$196,649,228

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,662,521	$7,230,876	$(7,603,488)	$(6,855,531)

SHARES ISSUED AND REDEEMED
Shares sold	15,500,000	7,400,000	200,000	2,800,000
Shares redeemed	(1,600,000)	(3,700,000)	(800,000)	(1,700,000)

Net increase (decrease) in shares outstanding	13,900,000	3,700,000	(600,000)	1,100,000

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Japan Large-Cap ETF		iShares Latin America 40 ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$597,982	$1,191,824	$18,250,559	$43,042,365
Net realized gain (loss)	205,549	(5,327,597)	(59,314,710)	(39,698,262)
Net change in unrealized appreciation/depreciation	7,500,508	8,554,270	(109,516,847)	(145,580,912)

Net increase (decrease) in net assets resulting from operations	8,304,039	4,418,497	(150,580,998)	(142,236,809)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(439,513)	(1,559,140)	(18,222,034)	(43,353,719)

Total distributions to shareholders	(439,513)	(1,559,140)	(18,222,034)	(43,353,719)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,968,071	—	54,199,570	22,685,492
Cost of shares redeemed	(14,863,851)	(12,468,011)	(269,781,933)	(461,198,862)

Net increase (decrease) in net assets from capital share transactions	15,104,220	(12,468,011)	(215,582,363)	(438,513,370)

INCREASE (DECREASE) IN NET ASSETS	22,968,746	(9,608,654)	(384,385,395)	(624,103,898)

NET ASSETS
Beginning of period	69,408,516	79,017,170	1,473,984,786	2,098,088,684

End of period	$92,377,262	$69,408,516	$1,089,599,391	$1,473,984,786

Undistributed net investment income included in net assets at end of period	$384,980	$226,511	$5,047,072	$5,018,547

SHARES ISSUED AND REDEEMED
Shares sold	600,000	—	1,500,000	500,000
Shares redeemed	(300,000)	(300,000)	(6,750,000)	(10,750,000)

Net increase (decrease) in shares outstanding	300,000	(300,000)	(5,250,000)	(10,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$46.41	$44.67	$47.84	$40.06	$25.26	$43.04

Income from investment operations:
Net investment income[a]	0.84	0.86	1.09	0.76	0.56	0.83
Net realized and unrealized gain (loss)[b]	(0.01)	1.78	(3.10)	7.75	14.74	(17.91)

Total from investment operations	0.83	2.64	(2.01)	8.51	15.30	(17.08)

Less distributions from:
Net investment income	(0.52)	(0.90)	(1.16)	(0.73)	(0.50)	(0.70)

Total distributions	(0.52)	(0.90)	(1.16)	(0.73)	(0.50)	(0.70)

Net asset value, end of period	$46.72	$46.41	$44.67	$47.84	$40.06	$25.26

Total return	2.24%[c,d]	5.72%[d]	(3.92)%	21.53%	60.92%	(39.92)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$252,292	$245,962	$201,019	$239,183	$144,211	$42,947
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.74%	1.94%	2.49%	1.77%	1.53%	2.70%
Portfolio turnover rate[g]	6%	11%	8%	7%	7%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total returns calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 1.96% and 6.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2013 and the years ended March 31, 2013, March 31, 2012, March 31, 2011, March 31, 2010, March 31, 2009 were 6%, 11%, 8%, 7%, 6% and 7%, respectively. See Note 4.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$35.65	$33.16	$35.79	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.75	0.98	0.99	0.60	0.77
Net realized and unrealized gain (loss)[c]	(2.73)	2.55	(2.63)	4.99	5.91

Total from investment operations	(1.98)	3.53	(1.64)	5.59	6.68

Less distributions from:
Net investment income	(0.53)	(1.04)	(0.99)	(0.90)	(0.03)

Total distributions	(0.53)	(1.04)	(0.99)	(0.90)	(0.03)

Net asset value, end of period	$33.14	$35.65	$33.16	$35.79	$31.10

Total return	(5.36)%[d]	10.86%[e]	(4.45)%	18.53%	27.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$130,888	$140,834	$119,361	$139,594	$43,534
Ratio of expenses to average net assets[f]	0.75%	0.75%	0.72%	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[f]	n/a	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[f]	4.45%	2.95%	3.08%	1.87%	3.29%
Portfolio turnover rate[g]	19%	18%	14%	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year ended March 31, 2013, calculated for financial reporting purposes, was 11.02%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transaction, the portfolio turnover rates for the six months ended September 30, 2013 and the year ended March 31, 2013 were 18%, and 18%, respectively. See note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of period	$39.72	$37.27	$41.71	$38.41	$25.58	$52.50

Income from investment operations:
Net investment income[b]	0.74	1.11	1.31	0.99	1.00	1.59
Net realized and unrealized gain (loss)[c]	4.43	2.53	(4.54)	3.29	12.83	(26.83)

Total from investment operations	5.17	3.64	(3.23)	4.28	13.83	(25.24)

Less distributions from:
Net investment income	(0.89)	(1.19)	(1.21)	(0.98)	(1.00)	(1.68)

Total distributions	(0.89)	(1.19)	(1.21)	(0.98)	(1.00)	(1.68)

Net asset value, end of period	$44.00	$39.72	$37.27	$41.71	$38.41	$25.58

Total return	13.36%[d]	10.29%	(7.80)%	11.63%	54.79%	(49.34)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,997,649	$1,251,078	$1,036,192	$1,343,070	$1,474,809	$1,161,534
Ratio of expenses to average net assets[e,f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	3.57%	3.00%	3.47%	2.64%	2.84%	4.04%
Portfolio turnover rate[g]	3%	6%	7%	5%	7%	9%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$37.82	$31.45	$34.08	$30.79	$19.03	$44.07

Income from investment operations:
Net investment income[a]	0.61	1.09	1.09	1.14	0.96	1.19
Net realized and unrealized gain (loss)[b]	(0.10)	7.28	(2.52)	4.00	12.36	(25.11)

Total from investment operations	0.51	8.37	(1.43)	5.14	13.32	(23.92)

Less distributions from:
Net investment income	(0.80)	(2.00)	(1.13)	(1.85)	(1.38)	(1.12)
Return of capital	—	—	(0.07)	—	(0.18)	—

Total distributions	(0.80)	(2.00)	(1.20)	(1.85)	(1.56)	(1.12)

Net asset value, end of period	$37.53	$37.82	$31.45	$34.08	$30.79	$19.03

Total return	1.25%[c,d]	27.79%[d]	(3.96)%	17.21%	70.62%	(55.14)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,637	$196,649	$128,955	$146,544	$107,771	$49,472
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.29%	3.20%	3.47%	3.57%	3.32%	4.00%
Portfolio turnover rate[f]	5%	9%	8%	8%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total returns calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 1.52% and 27.45%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Japan Large-Cap ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of period	$46.27	$43.90	$45.15	$45.54	$33.52	$54.22

Income from investment operations:
Net investment income[b]	0.33	0.69	0.73	0.73	0.47	0.60
Net realized and unrealized gain (loss)[c]	4.96	2.55	(1.03)	(0.41)	12.08	(20.45)

Total from investment operations	5.29	3.24	(0.30)	0.32	12.55	(19.85)

Less distributions from:
Net investment income	(0.24)	(0.87)	(0.95)	(0.71)	(0.53)	(0.85)

Total distributions	(0.24)	(0.87)	(0.95)	(0.71)	(0.53)	(0.85)

Net asset value, end of period	$51.32	$46.27	$43.90	$45.15	$45.54	$33.52

Total return	11.23%[d,e]	7.95%[e]	(0.45)%	0.73%	37.60%	(37.07)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$92,377	$69,409	$79,017	$108,361	$109,295	$80,437
Ratio of expenses to average net assets[f]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[f]	1.33%	1.70%	1.71%	1.64%	1.11%	1.27%
Portfolio turnover rate[g]	3%	6%	4%	6%	8%	3%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total returns calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 11.50% and 7.70%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of period	$43.67	$47.68	$53.72	$48.22	$25.51	$50.61

Income from investment operations:
Net investment income[b]	0.59	1.12	1.30	1.00	1.03	0.91
Net realized and unrealized gain (loss)[c]	(5.40)	(3.99)	(5.94)	5.67	22.43	(24.93)

Total from investment operations	(4.81)	(2.87)	(4.64)	6.67	23.46	(24.02)

Less distributions from:
Net investment income	(0.63)	(1.14)	(1.40)	(1.17)	(0.75)	(1.08)

Total distributions	(0.63)	(1.14)	(1.40)	(1.17)	(0.75)	(1.08)

Net asset value, end of period	$38.23	$43.67	$47.68	$53.72	$48.22	$25.51

Total return	(10.89)%[d]	(5.93)%	(8.46)%	14.18%	92.64%	(47.97)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,089,599	$1,473,985	$2,098,089	$2,672,520	$2,700,337	$1,141,791
Ratio of expenses to average net assets[e,f]	0.49%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.03%	2.59%	2.75%	2.03%	2.48%	2.21%
Portfolio turnover rate[g]	9%	11%	22%	6%	11%	12%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2013 and year ended March 31, 2013 were 8% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Asia 50	iShares S&P Asia 50 Index Fund	Non-diversified
Emerging Markets Infrastructure	iShares S&P Emerging Markets Infrastructure Index Fund	Non-diversified
Europe	iShares S&P Europe 350 Index Fund	Diversified
International Developed Property	iShares S&P Developed ex-US Property Index Fund	Diversified
Japan Large-Cap	iShares S&P Topix 150 Index Fund	Diversified
Latin America 40	iShares S&P Latin America 40 Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1		Level 2	Level 3	Total
Asia 50
Assets:
Common Stocks	$251,162,159		$—	$—	$251,162,159
Money Market Funds	4,947,758		—	—	4,947,758

	$256,109,917		$—	$—	$256,109,917

Emerging Markets Infrastructure
Assets:
Common Stocks	$124,516,575		$—	$—	$124,516,575
Preferred Stocks	5,003,847		—	—	5,003,847
Money Market Funds	1,079,607		—	—	1,079,607

	$130,600,029		$—	$—	$130,600,029

Europe
Assets:
Common Stocks	$1,970,995,823		$—	$3	$1,970,995,826
Preferred Stocks	16,575,739		—	—	16,575,739
Rights	1,124,360		142,037	—	1,266,397
Money Market Funds	8,971,876		—	—	8,971,876

	$1,997,667,798		$142,037	$3	$1,997,809,838

International Developed Property
Assets:
Common Stocks	$170,931,870		$—	$30	$170,931,900
Investment Companies	757,413		—	—	757,413
Warrants	0	[a]	—	—	0	[a]
Money Market Funds	3,401,875		—	—	3,401,875

	$175,091,158		$—	$30	$175,091,188

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Japan Large-Cap
Assets:
Common Stocks	$91,605,381	$—	$—	$91,605,381
Money Market Funds	477,841	—	—	477,841

	$92,083,222	$—	$—	$92,083,222

Latin America 40
Assets:
Common Stocks	$632,719,619	$—	$—	$632,719,619
Preferred Stocks	452,706,409	—	—	452,706,409
Money Market Funds	58,262,190	—	—	58,262,190

	$1,143,688,218	$—	$—	$1,143,688,218

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.75
Europe	0.60
International Developed Property	0.48
Japan Large-Cap	0.50

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $141 billion[b]
0.4287	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Emerging Markets Infrastructure ETF through June 30, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended September 30, 2013.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Asia 50	$5,585
Emerging Markets Infrastructure	4,801
Europe	32,413
International Developed Property	9,187
Japan Large-Cap	3,876
Latin America 40	117,052

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$17,682,296	$14,326,848
Emerging Markets Infrastructure	24,702,451	24,433,903
Europe	42,380,198	41,286,119
International Developed Property	10,053,520	11,448,254
Japan Large-Cap	3,002,921	2,778,574
Latin America 40	108,166,913	132,894,892

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$2,415,281	$—
Emerging Markets Infrastructure	7,926,035	7,699,630
Europe	652,746,197	63,806,191
International Developed Property	7,744,268	28,173,226
Japan Large-Cap	29,600,487	14,693,532
Latin America 40	44,465,041	229,332,483

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank,

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Asia 50	$4,434,990
Emerging Markets Infrastructure	875,580
Europe	6,913,109
International Developed Property	3,073,935
Japan Large-Cap	447,452
Latin America 40	56,244,947

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia 50	$5,010,114	$—	$—	$—	$4,137,780	$114,299	$1,228,150	$10,490,343
Emerging Markets Infrastructure	5,877,053	—	—	—	—	7,454	506,438	6,390,945
Europe	42,038,822	—	—	—	47,090,987	70,049,884	32,616,997	191,796,690
International Developed Property	10,993,888	—	—	37,441	1,561,084	8,281,169	5,300,031	26,173,613
Japan Large-Cap	5,650,954	134,303	335,080	1,371,929	1,586,598	3,393,670	3,537,890	16,010,424
Latin America 40	213,158,109	—	233,743	844,965	23,841,805	201,370,437	—	439,449,059

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$215,563,482	$51,991,652	$(11,445,217)	$40,546,435
Emerging Markets Infrastructure	122,625,593	18,440,623	(10,466,187)	7,974,436
Europe	2,031,632,695	216,491,437	(250,314,294)	(33,822,857)
International Developed Property	178,745,664	21,321,336	(24,975,812)	(3,654,476)
Japan Large-Cap	104,836,708	8,026,811	(20,780,297)	(12,753,486)
Latin America 40	1,492,801,173	88,060,617	(437,173,572)	(349,112,955)

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF and iShares Japan Large-Cap ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. The Board further noted that the iShares Emerging Markets Infrastructure Index Fund ranked in the fourth Lipper Quintile for expenses when compared to a subset of the Lipper Group identified as pure index funds. The Board noted that the iShares Emerging Markets Infrastructure Index Fund is classified as a global/international industrial fund, but Lipper does not have an “emerging markets industrials”

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

investment classification. Instead, Lipper compared the Fund to competitor funds in the global and international industrial category, which includes funds with primarily developed country exposures which generally have lower advisory fees and overall expenses than funds with emerging markets exposures.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares S&P Europe 350 Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares Latin America 40 ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Japan Large-Cap	$0.230285	$—	$0.013889	$0.244174	94%	—%	6%	100%

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-34-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL TOP 200 ETF

Performance as of September 30, 2013

The iShares Russell Top 200 ETF (the “Fund”), formerly the iShares Russell Top 200 Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 8.21%, net of fees, while the total return for the Index was 8.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.85%	17.88%	18.03%	17.85%	17.88%	18.03%
Since Inception	13.51%	13.50%	13.72%	66.50%	66.50%	67.70%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.10	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	19.67%
Financials	15.75
Health Care	13.29
Consumer Discretionary	11.49
Energy	11.18
Consumer Staples	10.63
Industrials	10.25
Materials	2.87
Telecommunication Services	2.84
Utilities	1.81
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	3.73%
Exxon Mobil Corp.	3.19
Microsoft Corp.	2.32
General Electric Co.	2.06
Johnson & Johnson	2.03
Google Inc. Class A	1.97
Chevron Corp.	1.97
Procter & Gamble Co. (The)	1.73
Berkshire Hathaway Inc. Class B	1.70
Wells Fargo & Co.	1.66

TOTAL	22.36%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of September 30, 2013

The iShares Russell Top 200 Growth ETF (the “Fund”), formerly the iShares Russell Top 200 Growth Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 9.28%, net of fees, while the total return for the Index was 9.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.82%	15.89%	16.05%	15.82%	15.89%	16.05%
Since Inception	14.63%	14.63%	14.89%	73.25%	73.25%	74.75%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,092.80	$1.05	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	31.11%
Consumer Discretionary	17.53
Consumer Staples	14.28
Health Care	11.64
Industrials	11.01
Energy	4.10
Financials	3.96
Materials	3.90
Telecommunication Services	2.25
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	5.67%
Microsoft Corp.	4.66
Google Inc. Class A	3.96
International Business Machines Corp.	3.23
Coca-Cola Co. (The)	2.43
Philip Morris International Inc.	2.37
Verizon Communications Inc.	2.24
PepsiCo Inc.	2.06
Oracle Corp.	1.97
Schlumberger Ltd.	1.97

TOTAL	30.56%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of September 30, 2013

The iShares Russell Top 200 Value ETF (the “Fund”), formerly the iShares Russell Top 200 Value Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.08%, net of fees, while the total return for the Index was 7.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.73%	19.76%	20.02%	19.73%	19.76%	20.02%
Since Inception	12.28%	12.28%	12.53%	59.36%	59.40%	60.76%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.80	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	27.45%
Energy	18.20
Health Care	14.94
Industrials	9.49
Information Technology	8.32
Consumer Staples	7.03
Consumer Discretionary	5.49
Utilities	3.62
Telecommunication Services	3.41
Materials	1.86
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	6.36%
General Electric Co.	4.10
Chevron Corp.	3.91
Johnson & Johnson	3.52
Procter & Gamble Co. (The)	3.44
Berkshire Hathaway Inc. Class B	3.39
Wells Fargo & Co.	3.32
J.P. Morgan Chase & Co.	3.25
Pfizer Inc.	3.19
AT&T Inc.	3.02

TOTAL	37.50%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 1000 ETF

Performance as of September 30, 2013

The iShares Russell 1000 ETF (the “Fund”), formerly the iShares Russell 1000 Index Fund, seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 8.76%, net of fees, while the total return for the Index was 8.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.74%	20.89%	20.91%	20.74%	20.89%	20.91%
5 Years	10.41%	10.40%	10.53%	64.06%	64.04%	64.94%
10 Years	7.87%	7.86%	7.98%	113.21%	113.17%	115.52%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.60	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	17.84%
Financials	16.93
Consumer Discretionary	13.30
Health Care	12.58
Industrials	11.11
Energy	9.81
Consumer Staples	9.07
Materials	3.71
Utilities	3.17
Telecommunication Services	2.29
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	2.57%
Exxon Mobil Corp.	2.20
Microsoft Corp.	1.60
General Electric Co.	1.42
Johnson & Johnson	1.40
Google Inc. Class A	1.36
Chevron Corp.	1.35
Procter & Gamble Co. (The)	1.19
Berkshire Hathaway Inc. Class B	1.18
Wells Fargo & Co.	1.15

TOTAL	15.42%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of September 30, 2013

The iShares Russell 1000 Growth ETF (the “Fund”), formerly the iShares Russell 1000 Growth Index Fund, seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 10.23%, net of fees, while the total return for the Index was 10.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.04%	19.13%	19.27%	19.04%	19.13%	19.27%
5 Years	11.87%	11.95%	12.07%	75.23%	75.81%	76.80%
10 Years	7.63%	7.63%	7.82%	108.69%	108.54%	112.41%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.30	$1.05	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	26.44%
Consumer Discretionary	19.91
Consumer Staples	12.26
Health Care	12.19
Industrials	12.19
Financials	5.33
Energy	4.83
Materials	4.51
Telecommunication Services	2.00
Utilities	0.23
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	3.84%
Microsoft Corp.	3.15
Google Inc. Class A	2.68
International Business Machines Corp.	2.18
Coca-Cola Co. (The)	1.64
Philip Morris International Inc.	1.60
Verizon Communications Inc.	1.51
PepsiCo Inc.	1.39
Oracle Corp.	1.33
Schlumberger Ltd.	1.33

TOTAL	20.65%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of September 30, 2013

The iShares Russell 1000 Value ETF (the “Fund”), formerly the iShares Russell 1000 Value Index Fund, seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.16%, net of fees, while the total return for the Index was 7.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.03%	22.10%	22.30%	22.03%	22.10%	22.30%
5 Years	8.71%	8.64%	8.86%	51.80%	51.36%	52.90%
10 Years	7.83%	7.83%	7.99%	112.50%	112.42%	115.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.60	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	28.90%
Energy	14.95
Health Care	12.97
Industrials	10.00
Information Technology	8.98
Consumer Discretionary	6.49
Utilities	6.20
Consumer Staples	5.79
Materials	2.89
Telecommunication Services	2.58
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	4.47%
General Electric Co.	2.89
Chevron Corp.	2.75
Johnson & Johnson	2.48
Procter & Gamble Co. (The)	2.42
Berkshire Hathaway Inc. Class B	2.39
Wells Fargo & Co.	2.33
J.P. Morgan Chase & Co.	2.28
Pfizer Inc.	2.24
AT&T Inc.	2.13

TOTAL	26.38%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 ETF

Performance as of September 30, 2013

The iShares Russell 2000 ETF (the “Fund”), formerly the iShares Russell 2000 Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 13.63%, net of fees, while the total return for the Index was 13.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.06%	30.25%	30.06%	30.06%	30.25%	30.06%
5 Years	11.18%	11.09%	11.15%	69.87%	69.18%	69.68%
10 Years	9.62%	9.65%	9.64%	150.46%	151.16%	151.03%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,136.30	$1.07	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector/Investment Type	Percentage of Net Assets

Financials	22.24%
Information Technology	18.09
Industrials	14.42
Consumer Discretionary	13.88
Health Care	13.02
Energy	5.65
Materials	4.84
Consumer Staples	3.96
Utilities	3.02
Telecommunication Services	0.75
Investment Companies	0.01
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

CoStar Group Inc.	0.31%
Isis Pharmaceuticals Inc.	0.27
CommVault Systems Inc.	0.26
Ultimate Software Group Inc. (The)	0.26
athenahealth Inc.	0.26
Acuity Brands Inc.	0.25
Middleby Corp. (The)	0.25
Chart Industries Inc.	0.24
Prosperity Bancshares Inc.	0.24
Alnylam Pharmaceuticals Inc.	0.24

TOTAL	2.58%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of September 30, 2013

The iShares Russell 2000 Growth ETF (the “Fund”), formerly the iShares Russell 2000 Growth Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 17.07%, net of fees, while the total return for the Index was 17.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	33.19%	33.39%	33.07%	33.19%	33.39%	33.07%
5 Years	13.24%	13.17%	13.17%	86.24%	85.66%	85.62%
10 Years	9.82%	9.84%	9.85%	155.22%	155.61%	155.93%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,170.70	$1.36	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	24.88%
Health Care	21.05
Consumer Discretionary	16.72
Industrials	15.22
Financials	7.10
Consumer Staples	5.08
Materials	5.05
Energy	3.86
Telecommunication Services	0.86
Utilities	0.12
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

CoStar Group Inc.	0.60%
Isis Pharmaceuticals Inc.	0.53
CommVault Systems Inc.	0.51
Ultimate Software Group Inc. (The)	0.51
athenahealth Inc.	0.50
Acuity Brands Inc.	0.49
Middleby Corp. (The)	0.49
Chart Industries Inc.	0.47
FEI Co.	0.46
HEICO Corp.	0.45

TOTAL	5.01%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of September 30, 2013

The iShares Russell 2000 Value ETF (the “Fund”), formerly the iShares Russell 2000 Value Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 10.18%, net of fees, while the total return for the Index was 10.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.83%	26.89%	27.04%	26.83%	26.89%	27.04%
5 Years	9.04%	8.90%	9.13%	54.16%	53.17%	54.81%
10 Years	9.15%	9.16%	9.29%	140.01%	140.26%	143.10%
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.80	$1.32	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector/Investment Type	Percentage of Net Assets

Financials	38.29%
Industrials	13.58
Consumer Discretionary	10.86
Information Technology	10.86
Energy	7.53
Utilities	6.07
Materials	4.61
Health Care	4.56
Consumer Staples	2.77
Telecommunication Services	0.64
Investment Companies	0.03
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Prosperity Bancshares Inc.	0.49%
FirstMerit Corp.	0.48
CNO Financial Group Inc.	0.42
Dana Holding Corp.	0.41
WellCare Health Plans Inc.	0.40
Fifth & Pacific Companies Inc.	0.40
RLJ Lodging Trust	0.38
Prospect Capital Corp.	0.38
Actuant Corp. Class A	0.38
LaSalle Hotel Properties	0.36

TOTAL	4.10%

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 3.28%
Boeing Co. (The)	4,222	$496,085
General Dynamics Corp.	1,667	145,896
Honeywell International Inc.	4,379	363,632
Lockheed Martin Corp.	1,441	183,800
Northrop Grumman Corp.	1,313	125,076
Precision Castparts Corp.	813	184,746
Raytheon Co.	1,812	139,651
United Technologies Corp.	5,116	551,607

		2,190,493
AIR FREIGHT & LOGISTICS — 0.85%
FedEx Corp.	1,763	201,176
United Parcel Service Inc. Class B	4,031	368,312

		569,488
AUTO COMPONENTS — 0.24%
Johnson Controls Inc.	3,821	158,572

		158,572
AUTOMOBILES — 0.79%
Ford Motor Co.	21,483	362,418
General Motors Co.[a]	4,620	166,182

		528,600
BEVERAGES — 2.23%
Coca-Cola Co. (The)	21,287	806,352
PepsiCo Inc.	8,606	684,177

		1,490,529
BIOTECHNOLOGY — 2.72%
Amgen Inc.	4,174	467,237
Biogen Idec Inc.[a]	1,322	318,285
Celgene Corp.[a]	2,321	357,271
Gilead Sciences Inc.[a,b]	8,489	533,449
Regeneron Pharmaceuticals Inc.[a,b]	447	139,853

		1,816,095
CAPITAL MARKETS — 2.15%
Bank of New York Mellon Corp. (The)	6,445	194,575
BlackRock Inc.[c]	725	196,200
Charles Schwab Corp. (The)	6,129	129,567
Franklin Resources Inc.	2,295	116,012
Goldman Sachs Group Inc. (The)	2,552	403,752
Morgan Stanley	8,474	228,374
State Street Corp.	2,532	166,479

		1,434,959

Security	Shares	Value

CHEMICALS — 2.55%
Air Products and Chemicals Inc.	1,163	$123,941
Dow Chemical Co. (The)	6,731	258,470
E.I. du Pont de Nemours and Co.	5,122	299,944
Ecolab Inc.	1,455	143,696
LyondellBasell Industries NV Class A	2,252	164,914
Monsanto Co.	2,971	310,083
Mosaic Co. (The)	1,671	71,887
PPG Industries Inc.	790	131,977
Praxair Inc.	1,641	197,265

		1,702,177
COMMERCIAL BANKS — 2.75%
BB&T Corp.	3,892	131,355
PNC Financial Services Group Inc. (The)[c]	2,946	213,438
U.S. Bancorp	10,294	376,555
Wells Fargo & Co.	26,870	1,110,268

		1,831,616
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Waste Management Inc.	2,609	107,595

		107,595
COMMUNICATIONS EQUIPMENT — 2.01%
Cisco Systems Inc.	29,743	696,581
QUALCOMM Inc.	9,616	647,734

		1,344,315
COMPUTERS & PERIPHERALS — 4.67%
Apple Inc.	5,224	2,490,542
Dell Inc.	6,998	96,362
EMC Corp.	11,691	298,822
Hewlett-Packard Co.	10,818	226,962

		3,112,688
CONSUMER FINANCE — 1.14%
American Express Co.	5,273	398,217
Capital One Financial Corp.	3,248	223,267
Discover Financial Services	2,737	138,328

		759,812
DIVERSIFIED FINANCIAL SERVICES — 6.00%
Bank of America Corp.	59,996	827,945
Berkshire Hathaway Inc. Class Ba	10,016	1,136,916
Citigroup Inc.	16,935	821,517
CME Group Inc.	1,769	130,694
J.P. Morgan Chase & Co.	21,035	1,087,299

		4,004,371

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2013

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.79%
AT&T Inc.	29,942	$1,012,638
CenturyLink Inc.	3,401	106,723
Verizon Communications Inc.	15,922	742,921

		1,862,282
ELECTRIC UTILITIES — 1.36%
American Electric Power Co. Inc.	2,697	116,915
Duke Energy Corp.	3,927	262,245
Exelon Corp.	4,750	140,790
NextEra Energy Inc.	2,357	188,937
Southern Co. (The)	4,833	199,023

		907,910
ELECTRICAL EQUIPMENT — 0.66%
Eaton Corp. PLC	2,626	180,774
Emerson Electric Co.	4,000	258,800

		439,574
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.18%
Corning Inc.	8,234	120,134

		120,134
ENERGY EQUIPMENT & SERVICES — 1.81%
Baker Hughes Inc.	2,468	121,179
Halliburton Co.	5,187	249,754
National Oilwell Varco Inc.	2,374	185,433
Schlumberger Ltd.	7,399	653,776

		1,210,142
FOOD & STAPLES RETAILING — 2.58%
Costco Wholesale Corp.	2,428	279,511
CVS Caremark Corp.	6,814	386,695
Sysco Corp.	3,312	105,421
Wal-Mart Stores Inc.	8,962	662,830
Walgreen Co.	5,273	283,687

		1,718,144
FOOD PRODUCTS — 1.31%
Archer-Daniels-Midland Co.	3,659	134,798
General Mills Inc.	3,577	171,410
Kellogg Co.	1,450	85,158
Kraft Foods Group Inc.	3,307	173,419
Mondelez International Inc. Class A	9,931	312,032

		876,817
HEALTH CARE EQUIPMENT & SUPPLIES — 1.89%
Abbott Laboratories	8,675	287,923
Baxter International Inc.	3,010	197,727
Becton, Dickinson and Co.	1,085	108,522

Security	Shares	Value

Covidien PLC	2,613	$159,236
Intuitive Surgical Inc.[a]	224	84,284
Medtronic Inc.	5,654	301,076
Stryker Corp.	1,853	125,244

		1,264,012
HEALTH CARE PROVIDERS & SERVICES — 1.69%
Aetna Inc.	2,112	135,210
Express Scripts Holding Co.[a]	4,550	281,099
McKesson Corp.	1,257	161,273
UnitedHealth Group Inc.	5,677	406,530
WellPoint Inc.	1,677	140,214

		1,124,326
HOTELS, RESTAURANTS & LEISURE — 1.89%
Carnival Corp.	2,333	76,149
Las Vegas Sands Corp.	2,182	144,928
McDonald’s Corp.	5,579	536,756
Starbucks Corp.	4,167	320,734
Yum! Brands Inc.	2,510	179,189

		1,257,756
HOUSEHOLD PRODUCTS — 2.49%
Colgate-Palmolive Co.	5,191	307,826
Kimberly-Clark Corp.	2,136	201,254
Procter & Gamble Co. (The)	15,253	1,152,974

		1,662,054
INDUSTRIAL CONGLOMERATES — 3.09%
3M Co.	3,841	458,654
Danaher Corp.	3,331	230,905
General Electric Co.	57,547	1,374,798

		2,064,357
INSURANCE — 2.73%
ACE Ltd.	1,898	177,577
Aflac Inc.	2,602	161,298
Allstate Corp. (The)	2,615	132,188
American International Group Inc.	8,216	399,544
Chubb Corp. (The)	1,436	128,177
Loews Corp.	1,715	80,159
Marsh & McLennan Companies Inc.	3,074	133,873
MetLife Inc.	4,975	233,576
Prudential Financial Inc.	2,577	200,955
Travelers Companies Inc. (The)	2,091	177,254

		1,824,601
INTERNET & CATALOG RETAIL — 1.40%
Amazon.com Inc.[a]	2,046	639,661
Priceline.com Inc.[a]	288	291,154

		930,815

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2013

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 3.54%
eBay Inc.[a]	7,222	$402,915
Facebook Inc. Class Aa,b	9,481	476,326
Google Inc. Class Aa	1,501	1,314,741
Yahoo! Inc.[a]	4,990	165,468

		2,359,450
IT SERVICES — 3.99%
Accenture PLC Class A	3,576	263,336
Automatic Data Processing Inc.	2,694	194,992
Cognizant Technology Solutions Corp. Class Aa	1,683	138,208
International Business Machines Corp.	5,794	1,072,933
MasterCard Inc. Class A	651	437,980
Visa Inc. Class A	2,908	555,719

		2,663,168
LIFE SCIENCES TOOLS & SERVICES — 0.28%
Thermo Fisher Scientific Inc.	1,992	183,563

		183,563
MACHINERY — 1.17%
Caterpillar Inc.	3,660	305,134
Cummins Inc.	1,059	140,709
Deere & Co.	2,155	175,396
Illinois Tool Works Inc.	2,108	160,777

		782,016
MEDIA — 4.71%
CBS Corp. Class B NVS	3,409	188,041
Comcast Corp. Class A	14,603	659,326
DIRECTV[a]	2,899	173,215
Liberty Global PLC Series Aa	2,185	173,380
News Corp. Class A NVS[a]	2,774	44,550
Sirius XM Radio Inc.	17,224	66,657
Thomson Reuters Corp.	2,088	73,101
Time Warner Cable Inc.	1,615	180,234
Time Warner Inc.	5,188	341,422
Twenty-First Century Fox Inc. Class A	11,059	370,477
Viacom Inc. Class B NVS	2,699	225,582
Walt Disney Co. (The)	10,023	646,383

		3,142,368
METALS & MINING — 0.32%
Freeport-McMoRan Copper & Gold Inc.	5,745	190,045
Southern Copper Corp.	881	23,998

		214,043
MULTI-UTILITIES — 0.45%
Dominion Resources Inc.	3,208	200,436
PG&E Corp.	2,469	101,031

		301,467

Security	Shares	Value

MULTILINE RETAIL — 0.34%
Target Corp.	3,571	$228,473

		228,473
OIL, GAS & CONSUMABLE FUELS — 9.37%
Anadarko Petroleum Corp.	2,791	259,535
Apache Corp.	2,176	185,265
Chevron Corp.	10,788	1,310,742
ConocoPhillips	6,804	472,946
Devon Energy Corp.	2,266	130,884
EOG Resources Inc.	1,514	256,290
Exxon Mobil Corp.	24,746	2,129,146
Hess Corp.	1,702	131,633
Kinder Morgan Inc.	3,697	131,502
Marathon Oil Corp.	3,954	137,915
Marathon Petroleum Corp.	1,814	116,676
Occidental Petroleum Corp.	4,484	419,433
Phillips 66	3,438	198,785
Spectra Energy Corp.	3,735	127,849
Valero Energy Corp.	3,044	103,953
Williams Companies Inc. (The)	3,810	138,532

		6,251,086
PERSONAL PRODUCTS — 0.14%
Estee Lauder Companies Inc. (The) Class A	1,292	90,311

		90,311
PHARMACEUTICALS — 6.72%
AbbVie Inc.	8,814	394,250
Allergan Inc.	1,644	148,700
Bristol-Myers Squibb Co.	9,141	423,045
Eli Lilly and Co.	5,516	277,620
Johnson & Johnson	15,632	1,355,138
Mallinckrodt PLC[a]	319	14,065
Merck & Co. Inc.	16,805	800,086
Pfizer Inc.	37,222	1,068,644

		4,481,548
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.98%
American Tower Corp.	2,197	162,864
Equity Residential	2,011	107,729
Public Storage	795	127,637
Simon Property Group Inc.	1,725	255,697

		653,927
ROAD & RAIL — 1.03%
CSX Corp.	5,705	146,847
Norfolk Southern Corp.	1,759	136,059

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2013

Security	Shares	Value

Union Pacific Corp.	2,598	$403,573

		686,479
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.45%
Broadcom Corp. Class A	3,187	82,894
Intel Corp.	27,665	634,082
Texas Instruments Inc.	6,172	248,546

		965,522
SOFTWARE — 3.83%
Adobe Systems Inc.[a]	2,788	144,809
Microsoft Corp.	46,477	1,548,149
Oracle Corp.	19,759	655,406
Salesforce.com Inc.[a]	3,282	170,368
VMware Inc. Class Aa,b	478	38,670

		2,557,402
SPECIALTY RETAIL — 1.69%
Home Depot Inc. (The)	8,130	616,660
Lowe’s Companies Inc.	6,058	288,421
TJX Companies Inc. (The)	3,999	225,504

		1,130,585
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Nike Inc. Class B	3,942	286,347

		286,347
TOBACCO — 1.89%
Altria Group Inc.	11,179	383,999
Philip Morris International Inc.	9,102	788,142
Reynolds American Inc.	1,760	85,853

		1,257,994
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
Sprint Corp.[a]	4,740	29,435

		29,435

TOTAL COMMON STOCKS
(Cost: $59,169,559)		66,579,418

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	318,844	318,844
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	19,246	19,246

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	77,164	$77,164

		415,254

TOTAL SHORT-TERM INVESTMENTS
(Cost: $415,254)		415,254

TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $59,584,813)		66,994,672
Other Assets, Less Liabilities — (0.40)%		(266,878)

NET ASSETS — 100.00%		$66,727,794

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 5.26%
Boeing Co. (The)	49,668	$5,835,990
Honeywell International Inc.	51,508	4,277,224
Lockheed Martin Corp.	16,995	2,167,712
Precision Castparts Corp.	9,580	2,176,959
United Technologies Corp.	56,392	6,080,186

		20,538,071
AIR FREIGHT & LOGISTICS — 1.11%
United Parcel Service Inc. Class B	47,421	4,332,857

		4,332,857
AUTOMOBILES — 0.38%
Ford Motor Co.	88,705	1,496,453

		1,496,453
BEVERAGES — 4.49%
Coca-Cola Co. (The)	250,399	9,485,114
PepsiCo Inc.	101,238	8,048,421

		17,533,535
BIOTECHNOLOGY — 5.47%
Amgen Inc.	49,098	5,496,030
Biogen Idec Inc.[a]	15,540	3,741,410
Celgene Corp.[a]	27,307	4,203,367
Gilead Sciences Inc.[a,b]	99,859	6,275,140
Regeneron Pharmaceuticals Inc.[a]	5,243	1,640,377

		21,356,324
CAPITAL MARKETS — 0.61%
BlackRock Inc.[c]	3,017	816,461
Charles Schwab Corp. (The)	9,775	206,643
Franklin Resources Inc.	26,895	1,359,542

		2,382,646
CHEMICALS — 3.83%
Dow Chemical Co. (The)	10,374	398,362
E.I. du Pont de Nemours and Co.	60,259	3,528,767
Ecolab Inc.	17,166	1,695,314
LyondellBasell Industries NV Class A	26,577	1,946,234
Monsanto Co.	34,949	3,647,627
PPG Industries Inc.	8,498	1,419,676
Praxair Inc.	19,362	2,327,506

		14,963,486
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	2,446	100,873

		100,873

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.95%
QUALCOMM Inc.	113,115	$7,619,426

		7,619,426
COMPUTERS & PERIPHERALS — 6.13%
Apple Inc.	46,518	22,177,456
EMC Corp.	68,767	1,757,685

		23,935,141
CONSUMER FINANCE — 1.20%
American Express Co.	62,028	4,684,355

		4,684,355
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.24%
Verizon Communications Inc.	187,299	8,739,371

		8,739,371
ELECTRICAL EQUIPMENT — 0.58%
Emerson Electric Co.	35,202	2,277,569

		2,277,569
ENERGY EQUIPMENT & SERVICES — 2.74%
Baker Hughes Inc.	1,822	89,460
Halliburton Co.	61,017	2,937,969
Schlumberger Ltd.	87,034	7,690,324

		10,717,753
FOOD & STAPLES RETAILING — 3.05%
Costco Wholesale Corp.	28,568	3,288,748
CVS Caremark Corp.	9,218	523,121
Sysco Corp.	13,443	427,891
Wal-Mart Stores Inc.	69,895	5,169,434
Walgreen Co.	46,707	2,512,837

		11,922,031
FOOD PRODUCTS — 1.31%
Archer-Daniels-Midland Co.	3,279	120,798
General Mills Inc.	42,203	2,022,368
Kellogg Co.	15,681	920,945
Kraft Foods Group Inc.	38,918	2,040,860

		5,104,971
HEALTH CARE EQUIPMENT & SUPPLIES — 1.39%
Baxter International Inc.	35,480	2,330,681
Becton, Dickinson and Co.	12,717	1,271,954
Intuitive Surgical Inc.[a]	2,629	989,214
Stryker Corp.	12,645	854,676

		5,446,525
HEALTH CARE PROVIDERS & SERVICES — 1.33%
Aetna Inc.	6,587	421,700
Express Scripts Holding Co.[a]	46,777	2,889,883

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2013

Security	Shares	Value

McKesson Corp.	14,835	$1,903,330

		5,214,913
HOTELS, RESTAURANTS & LEISURE — 3.55%
Las Vegas Sands Corp.	25,590	1,699,688
McDonald’s Corp.	65,633	6,314,551
Starbucks Corp.	49,015	3,772,684
Yum! Brands Inc.	29,449	2,102,364

		13,889,287
HOUSEHOLD PRODUCTS — 1.43%
Colgate-Palmolive Co.	61,063	3,621,036
Kimberly-Clark Corp.	21,049	1,983,237

		5,604,273
INDUSTRIAL CONGLOMERATES — 1.31%
3M Co.	38,226	4,564,567
Danaher Corp.	7,955	551,440

		5,116,007
INSURANCE — 0.72%
Chubb Corp. (The)	2,427	216,634
Loews Corp.	1,608	75,158
Marsh & McLennan Companies Inc.	24,109	1,049,947
Prudential Financial Inc.	11,665	909,636
Travelers Companies Inc. (The)	6,653	563,975

		2,815,350
INTERNET & CATALOG RETAIL — 2.80%
Amazon.com Inc.[a]	24,070	7,525,245
Priceline.com Inc.[a]	3,377	3,413,978

		10,939,223
INTERNET SOFTWARE & SERVICES — 6.61%
eBay Inc.[a]	84,961	4,739,974
Facebook Inc. Class Aa	111,535	5,603,519
Google Inc. Class Aa	17,654	15,463,315

		25,806,808
IT SERVICES — 8.02%
Accenture PLC Class A	42,072	3,098,182
Automatic Data Processing Inc.	31,766	2,299,223
Cognizant Technology Solutions Corp. Class Aa	19,746	1,621,542
International Business Machines Corp.	68,152	12,620,387
MasterCard Inc. Class A	7,650	5,146,767
Visa Inc. Class A	34,203	6,536,193

		31,322,294
MACHINERY — 1.22%
Caterpillar Inc.	7,793	649,702
Cummins Inc.	10,186	1,353,414

Security	Shares	Value

Deere & Co.	25,404	$2,067,632
Illinois Tool Works Inc.	9,198	701,531

		4,772,279
MEDIA — 5.99%
CBS Corp. Class B NVS	36,795	2,029,612
Comcast Corp. Class A	158,725	7,166,434
DIRECTV[a]	34,179	2,042,195
Liberty Global PLC Series Aa	21,799	1,729,751
News Corp. Class A NVS[a]	23,971	384,974
Sirius XM Radio Inc.	95,310	368,850
Time Warner Cable Inc.	19,048	2,125,757
Twenty-First Century Fox Inc. Class A	95,883	3,212,080
Viacom Inc. Class B NVS	31,746	2,653,331
Walt Disney Co. (The)	26,174	1,687,961

		23,400,945
METALS & MINING — 0.07%
Southern Copper Corp.	10,333	281,471

		281,471
MULTILINE RETAIL — 0.54%
Target Corp.	32,936	2,107,245

		2,107,245
OIL, GAS & CONSUMABLE FUELS — 1.36%
Anadarko Petroleum Corp.	1,806	167,940
EOG Resources Inc.	16,672	2,822,236
Kinder Morgan Inc.	39,716	1,412,698
Williams Companies Inc. (The)	24,537	892,166

		5,295,040
PERSONAL PRODUCTS — 0.27%
Estee Lauder Companies Inc. (The) Class A	15,162	1,059,824

		1,059,824
PHARMACEUTICALS — 3.44%
AbbVie Inc.	103,681	4,637,651
Allergan Inc.	19,404	1,755,092
Bristol-Myers Squibb Co.	92,585	4,284,834
Eli Lilly and Co.	14,212	715,290
Johnson & Johnson	23,721	2,056,373

		13,449,240
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.43%
American Tower Corp.	25,891	1,919,300
Public Storage	8,736	1,402,565
Simon Property Group Inc.	15,162	2,247,463

		5,569,328

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2013

Security	Shares	Value

ROAD & RAIL — 1.51%
CSX Corp.	33,385	$859,330
Norfolk Southern Corp.	3,734	288,825
Union Pacific Corp.	30,558	4,746,880

		5,895,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.98%
Broadcom Corp. Class A	16,336	424,899
Intel Corp.	21,153	484,827
Texas Instruments Inc.	72,612	2,924,085

		3,833,811
SOFTWARE — 7.43%
Adobe Systems Inc.[a]	12,815	665,611
Microsoft Corp.	546,716	18,211,110
Oracle Corp.	232,433	7,709,803
Salesforce.com Inc.[a,b]	38,621	2,004,816
VMware Inc. Class Aa,b	5,598	452,878

		29,044,218
SPECIALTY RETAIL — 3.40%
Home Depot Inc. (The)	95,633	7,253,763
Lowe’s Companies Inc.	71,261	3,392,737
TJX Companies Inc. (The)	47,121	2,657,153

		13,303,653
TEXTILES, APPAREL & LUXURY GOODS — 0.86%
Nike Inc. Class B	46,371	3,368,390

		3,368,390
TOBACCO — 3.72%
Altria Group Inc.	131,500	4,517,025
Philip Morris International Inc.	107,071	9,271,278
Reynolds American Inc.	15,619	761,895

		14,550,198
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Sprint Corp.[a]	10,138	62,957

		62,957

TOTAL COMMON STOCKS
(Cost: $303,727,139)		389,853,176

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,900,228	3,900,228
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	235,422	235,422

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	445,366	$445,366

		4,581,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,581,016)		4,581,016

TOTAL INVESTMENTS IN SECURITIES — 100.95%
(Cost: $308,308,155)		394,434,192
Other Assets, Less Liabilities — (0.95)%		(3,727,423)

NET ASSETS — 100.00%		$390,706,769

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.33%
General Dynamics Corp.	5,358	$468,932
Northrop Grumman Corp.	4,219	401,902
Raytheon Co.	5,824	448,856
United Technologies Corp.	1,039	112,025

		1,431,715
AIR FREIGHT & LOGISTICS — 0.60%
FedEx Corp.	5,685	648,715

		648,715
AUTO COMPONENTS — 0.47%
Johnson Controls Inc.	12,289	509,994

		509,994
AUTOMOBILES — 1.20%
Ford Motor Co.	44,947	758,256
General Motors Co.[a]	14,939	537,356

		1,295,612
CAPITAL MARKETS — 3.68%
Bank of New York Mellon Corp. (The)	20,822	628,616
BlackRock Inc.[b]	1,516	410,260
Charles Schwab Corp. (The)	17,018	359,761
Goldman Sachs Group Inc. (The)	8,226	1,301,435
Morgan Stanley	27,318	736,220
State Street Corp.	8,182	537,967

		3,974,259
CHEMICALS — 1.29%
Air Products and Chemicals Inc.	3,738	398,359
Dow Chemical Co. (The)	18,858	724,147
Mosaic Co. (The)	5,379	231,404
PPG Industries Inc.	229	38,257

		1,392,167
COMMERCIAL BANKS — 5.47%
BB&T Corp.	12,589	424,879
PNC Financial Services Group Inc. (The)[b]	9,498	688,130
U.S. Bancorp	33,183	1,213,834
Wells Fargo & Co.	86,615	3,578,932

		5,905,775
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Waste Management Inc.	7,708	317,878

		317,878

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.08%
Cisco Systems Inc.	95,878	$2,245,463

		2,245,463
COMPUTERS & PERIPHERALS — 3.22%
Apple Inc.	4,092	1,950,861
Dell Inc.	22,482	309,577
EMC Corp.	18,845	481,678
Hewlett-Packard Co.	34,876	731,699

		3,473,815
CONSUMER FINANCE — 1.08%
Capital One Financial Corp.	10,480	720,395
Discover Financial Services	8,798	444,651

		1,165,046
DIVERSIFIED FINANCIAL SERVICES — 11.95%
Bank of America Corp.	193,401	2,668,934
Berkshire Hathaway Inc. Class Ba	32,286	3,664,784
Citigroup Inc.	54,590	2,648,161
CME Group Inc.	5,686	420,082
J.P. Morgan Chase & Co.	67,808	3,504,995

		12,906,956
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.34%
AT&T Inc.	96,518	3,264,239
CenturyLink Inc.	10,927	342,889

		3,607,128
ELECTRIC UTILITIES — 2.72%
American Electric Power Co. Inc.	8,720	378,012
Duke Energy Corp.	12,661	845,502
Exelon Corp.	15,354	455,092
NextEra Energy Inc.	7,618	610,659
Southern Co. (The)	15,615	643,026

		2,932,291
ELECTRICAL EQUIPMENT — 0.74%
Eaton Corp. PLC	8,488	584,314
Emerson Electric Co.	3,242	209,757

		794,071
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Corning Inc.	26,464	386,110

		386,110
ENERGY EQUIPMENT & SERVICES — 0.89%
Baker Hughes Inc.	7,427	364,666
National Oilwell Varco Inc.	7,666	598,791

		963,457

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2013

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.10%
CVS Caremark Corp.	19,440	$1,103,220
Sysco Corp.	6,978	222,110
Wal-Mart Stores Inc.	9,736	720,074
Walgreen Co.	4,191	225,476

		2,270,880
FOOD PRODUCTS — 1.32%
Archer-Daniels-Midland Co.	10,925	402,477
Kellogg Co.	367	21,554
Mondelez International Inc. Class A	32,013	1,005,848

		1,429,879
HEALTH CARE EQUIPMENT & SUPPLIES — 2.39%
Abbott Laboratories	27,966	928,191
Covidien PLC	8,440	514,334
Medtronic Inc.	18,227	970,588
Stryker Corp.	2,483	167,826

		2,580,939
HEALTH CARE PROVIDERS & SERVICES — 2.03%
Aetna Inc.	4,981	318,884
Express Scripts Holding Co.[a]	1,840	113,675
UnitedHealth Group Inc.	18,299	1,310,391
WellPoint Inc.	5,389	450,574

		2,193,524
HOTELS, RESTAURANTS & LEISURE — 0.23%
Carnival Corp.	7,494	244,604

		244,604
HOUSEHOLD PRODUCTS — 3.54%
Kimberly-Clark Corp.	1,127	106,186
Procter & Gamble Co. (The)	49,170	3,716,760

		3,822,946
INDUSTRIAL CONGLOMERATES — 4.86%
3M Co.	1,907	227,715
Danaher Corp.	8,559	593,310
General Electric Co.	185,503	4,431,666

		5,252,691
INSURANCE — 4.73%
ACE Ltd.	6,103	570,997
Aflac Inc.	8,364	518,484
Allstate Corp. (The)	8,408	425,024
American International Group Inc.	26,486	1,288,014
Chubb Corp. (The)	3,985	355,701
Loews Corp.	5,078	237,346
Marsh & McLennan Companies Inc.	3,284	143,018

Security	Shares	Value

MetLife Inc.	16,039	$753,031
Prudential Financial Inc.	5,128	399,882
Travelers Companies Inc. (The)	4,930	417,916

		5,109,413
INTERNET SOFTWARE & SERVICES — 0.49%
Yahoo! Inc.[a]	16,046	532,085

		532,085
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Thermo Fisher Scientific Inc.	6,439	593,354

		593,354
MACHINERY — 1.12%
Caterpillar Inc.	9,664	805,688
Cummins Inc.	610	81,051
Illinois Tool Works Inc.	4,253	324,376

		1,211,115
MEDIA — 3.44%
CBS Corp. Class B NVS	920	50,747
Comcast Corp. Class A	3,579	161,592
Liberty Global PLC Series Aa	1,058	83,952
News Corp. Class A NVS[a]	2,344	37,645
Sirius XM Radio Inc.	29,268	113,267
Thomson Reuters Corp.	6,698	234,497
Time Warner Inc.	16,723	1,100,541
Twenty-First Century Fox Inc. Class A	9,372	313,962
Walt Disney Co. (The)	25,137	1,621,085

		3,717,288
METALS & MINING — 0.57%
Freeport-McMoRan Copper & Gold Inc.	18,556	613,832

		613,832
MULTI-UTILITIES — 0.90%
Dominion Resources Inc.	10,364	647,543
PG&E Corp.	7,933	324,618

		972,161
MULTILINE RETAIL — 0.15%
Target Corp.	2,494	159,566

		159,566
OIL, GAS & CONSUMABLE FUELS — 17.31%
Anadarko Petroleum Corp.	8,502	790,601
Apache Corp.	7,030	598,534
Chevron Corp.	34,777	4,225,405
ConocoPhillips	21,935	1,524,702
Devon Energy Corp.	7,284	420,724
EOG Resources Inc.	312	52,815

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2013

Security	Shares	Value

Exxon Mobil Corp.	79,768	$6,863,239
Hess Corp.	5,505	425,757
Kinder Morgan Inc.	999	35,534
Marathon Oil Corp.	12,716	443,534
Marathon Petroleum Corp.	5,827	374,793
Occidental Petroleum Corp.	14,453	1,351,934
Phillips 66	11,109	642,322
Spectra Energy Corp.	12,006	410,965
Valero Energy Corp.	9,784	334,124
Williams Companies Inc. (The)	5,524	200,853

		18,695,836
PHARMACEUTICALS — 9.97%
Bristol-Myers Squibb Co.	4,096	189,563
Eli Lilly and Co.	13,889	699,033
Johnson & Johnson	43,891	3,804,911
Mallinckrodt PLC[a]	1,055	46,515
Merck & Co. Inc.	54,172	2,579,129
Pfizer Inc.	119,985	3,444,769

		10,763,920
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.54%
Equity Residential	6,461	346,116
Public Storage	174	27,935
Simon Property Group Inc.	1,408	208,708

		582,759
ROAD & RAIL — 0.55%
CSX Corp.	9,186	236,448
Norfolk Southern Corp.	4,630	358,130

		594,578
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.91%
Broadcom Corp. Class A	5,775	150,208
Intel Corp.	83,384	1,911,161

		2,061,369
SOFTWARE — 0.26%
Adobe Systems Inc.[a]	5,486	284,943

		284,943
TOBACCO — 0.06%
Reynolds American Inc.	1,383	67,463

		67,463
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Sprint Corp.[a]	12,508	77,675

		77,675

TOTAL COMMON STOCKS
(Cost: $103,851,741)		107,783,272

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	94,727	$94,727

		94,727

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,727)		94,727

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $103,946,468)		107,877,999
Other Assets, Less Liabilities — 0.10%		107,640

NET ASSETS — 100.00%		$107,985,639

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	344,830	$40,517,525	0.51%
United Technologies Corp.	417,794	45,046,549	0.57
Other securities[a]		120,531,117	1.53

		206,095,191	2.61
AIR FREIGHT & LOGISTICS
Other securities[a]		55,035,001	0.70

		55,035,001	0.70
AIRLINES
Other securities[a]		22,988,002	0.29

		22,988,002	0.29
AUTO COMPONENTS
Other securities[a]		38,940,460	0.49

		38,940,460	0.49
AUTOMOBILES
Other securities[a]		58,306,499	0.74

		58,306,499	0.74
BEVERAGES
Coca-Cola Co. (The)	1,738,007	65,835,705	0.83
PepsiCo Inc.	702,726	55,866,717	0.71
Other securities[a]		28,891,181	0.37

		150,593,603	1.91
BIOTECHNOLOGY
Amgen Inc.	340,869	38,156,876	0.48
Gilead Sciences Inc.[b]	693,245	43,563,516	0.55
Other securities[a]		112,329,614	1.43

		194,050,006	2.46
BUILDING PRODUCTS
Other securities[a]		12,596,588	0.16

		12,596,588	0.16
CAPITAL MARKETS
BlackRock Inc.[c]	59,526	16,108,926	0.20
Goldman Sachs Group Inc. (The)	208,414	32,973,179	0.42
Other securities[a]		125,419,821	1.59

		174,501,926	2.21
CHEMICALS
Other securities[a]		200,255,434	2.54

		200,255,434	2.54

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
PNC Financial Services Group Inc. (The)[c]	241,166	$17,472,477	0.22%
Wells Fargo & Co.	2,193,617	90,640,254	1.15
Other securities[a]		114,077,001	1.44

		222,189,732	2.81
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		37,347,206	0.47

		37,347,206	0.47
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,428,580	56,877,344	0.72
QUALCOMM Inc.	785,190	52,890,398	0.67
Other securities[a]		23,700,814	0.30

		133,468,556	1.69
COMPUTERS & PERIPHERALS
Apple Inc.	426,423	203,297,165	2.57
Other securities[a]		78,670,696	1.00

		281,967,861	3.57
CONSTRUCTION & ENGINEERING
Other securities[a]		19,890,430	0.25

		19,890,430	0.25
CONSTRUCTION MATERIALS
Other securities[a]		6,734,881	0.09

		6,734,881	0.09
CONSUMER FINANCE
American Express Co.	430,685	32,525,331	0.41
Other securities[a]		34,553,716	0.44

		67,079,047	0.85
CONTAINERS & PACKAGING
Other securities[a]		28,393,921	0.36

		28,393,921	0.36
DISTRIBUTORS
Other securities[a]		9,998,489	0.13

		9,998,489	0.13
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		7,327,740	0.09

		7,327,740	0.09
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	4,898,515	67,599,507	0.86
Berkshire Hathaway Inc. Class Bb	817,680	92,814,857	1.18
Citigroup Inc.	1,382,657	67,072,691	0.85

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

J.P. Morgan Chase & Co.	1,717,329	$88,768,736	1.12%
Other securities[a]		46,252,285	0.58

		362,508,076	4.59
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	2,444,506	82,673,193	1.05
Verizon Communications Inc.	1,300,078	60,661,640	0.77
Other securities[a]		16,946,921	0.21

		160,281,754	2.03
ELECTRIC UTILITIES
Other securities[a]		131,297,700	1.66

		131,297,700	1.66
ELECTRICAL EQUIPMENT
Other securities[a]		60,119,070	0.76

		60,119,070	0.76
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		36,810,511	0.47

		36,810,511	0.47
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	604,157	53,383,313	0.68
Other securities[a]		93,866,714	1.18

		147,250,027	1.86
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	731,791	54,123,262	0.69
Other securities[a]		110,325,407	1.39

		164,448,669	2.08
FOOD PRODUCTS
Other securities[a]		127,280,053	1.61

		127,280,053	1.61
GAS UTILITIES
Other securities[a]		15,297,481	0.19

		15,297,481	0.19
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		158,066,094	2.00

		158,066,094	2.00
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	463,662	33,202,836	0.42
Other securities[a]		136,617,606	1.73

		169,820,442	2.15

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Other securities[a]		$8,270,169	0.10%

		8,270,169	0.10
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	455,647	43,837,798	0.55
Other securities[a]		111,219,730	1.41

		155,057,528	1.96
HOUSEHOLD DURABLES
Other securities[a]		37,836,442	0.48

		37,836,442	0.48
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,245,266	94,129,657	1.19
Other securities[a]		52,873,136	0.67

		147,002,793	1.86
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		11,214,853	0.14

		11,214,853	0.14
INDUSTRIAL CONGLOMERATES
3M Co.	313,710	37,460,111	0.47
General Electric Co.	4,697,894	112,232,687	1.42
Other securities[a]		20,930,521	0.27

		170,623,319	2.16
INSURANCE
American International Group Inc.	671,079	32,634,572	0.41
Other securities[a]		223,938,283	2.84

		256,572,855	3.25
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	167,077	52,234,953	0.66
Other securities[a]		47,071,785	0.60

		99,306,738	1.26
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	589,942	32,912,864	0.42
Facebook Inc. Class Ab,d	774,380	38,904,851	0.49
Google Inc. Class Ab	122,524	107,319,997	1.36
Other securities[a]		43,250,894	0.55

		222,388,606	2.82
IT SERVICES
International Business Machines Corp.	472,993	87,588,844	1.11

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

MasterCard Inc. Class A	53,111	$35,732,019	0.45%
Visa Inc. Class A	237,442	45,375,166	0.57
Other securities[a]		111,652,023	1.42

		280,348,052	3.55
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		12,807,911	0.16

		12,807,911	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		52,383,846	0.66

		52,383,846	0.66
MACHINERY
Other securities[a]		165,561,799	2.10

		165,561,799	2.10
MARINE
Other securities[a]		2,228,489	0.03

		2,228,489	0.03
MEDIA
Comcast Corp. Class A	1,192,442	53,838,756	0.68
Walt Disney Co. (The)	818,428	52,780,422	0.67
Other securities[a]		207,835,669	2.63

		314,454,847	3.98
METALS & MINING
Other securities[a]		47,706,178	0.60

		47,706,178	0.60
MULTI-UTILITIES
Other securities[a]		87,117,352	1.10

		87,117,352	1.10
MULTILINE RETAIL
Other securities[a]		56,243,765	0.71

		56,243,765	0.71
OFFICE ELECTRONICS
Other securities[a]		6,780,468	0.09

		6,780,468	0.09
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	880,734	107,009,181	1.35
ConocoPhillips	555,712	38,627,541	0.49
Exxon Mobil Corp.	2,019,999	173,800,714	2.20
Occidental Petroleum Corp.	366,212	34,255,470	0.43
Other securities[a]		274,346,856	3.48

		628,039,762	7.95

Security	Shares	Value	% of Net Assets

PAPER & FOREST PRODUCTS
Other securities[a]		$10,223,495	0.13%

		10,223,495	0.13
PERSONAL PRODUCTS
Other securities[a]		17,045,149	0.22

		17,045,149	0.22
PHARMACEUTICALS
AbbVie Inc.	719,880	32,200,232	0.41
Bristol-Myers Squibb Co.	746,610	34,553,111	0.44
Johnson & Johnson	1,276,181	110,632,131	1.40
Merck & Co. Inc.	1,372,123	65,326,776	0.83
Pfizer Inc.	3,038,829	87,244,781	1.10
Other securities[a]		80,813,076	1.02

		410,770,107	5.20
PROFESSIONAL SERVICES
Other securities[a]		24,794,450	0.31

		24,794,450	0.31
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		231,468,804	2.93

		231,468,804	2.93
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		10,953,516	0.14

		10,953,516	0.14
ROAD & RAIL
Union Pacific Corp.	212,180	32,960,041	0.42
Other securities[a]		43,962,881	0.55

		76,922,922	0.97
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	2,259,027	51,776,899	0.66
Other securities[a]		109,430,799	1.38

		161,207,698	2.04
SOFTWARE
Microsoft Corp.	3,794,133	126,382,570	1.60
Oracle Corp.	1,613,439	53,517,772	0.68
Other securities[a]		106,184,527	1.34

		286,084,869	3.62
SPECIALTY RETAIL
Home Depot Inc. (The)	663,861	50,353,857	0.64
Other securities[a]		144,784,224	1.83

		195,138,081	2.47

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$65,512,721	0.83%

		65,512,721	0.83
THRIFTS & MORTGAGE FINANCE
Other securities[a]		11,780,444	0.15

		11,780,444	0.15
TOBACCO
Philip Morris International Inc.	743,170	64,351,090	0.81
Other securities[a]		46,012,032	0.59

		110,363,122	1.40
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		23,042,262	0.29

		23,042,262	0.29
WATER UTILITIES
Other securities[a]		5,298,939	0.07

		5,298,939	0.07
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		20,337,970	0.26

		20,337,970	0.26

TOTAL COMMON STOCKS
(Cost: $6,693,961,150)		7,883,830,771	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	195,164,975	195,164,975	2.47
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,e,f]	11,780,385	11,780,385	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,f]	6,302,578	6,302,578	0.08

		213,247,938	2.70

TOTAL SHORT-TERM INVESTMENTS
(Cost: $213,247,938)		213,247,938	2.70

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,907,209,088)		8,097,078,709	102.51
Other Assets, Less Liabilities		(198,213,957)	(2.51)

NET ASSETS		$7,898,864,752	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

Financial futures contracts purchased as of September 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
147	E-mini S&P 500 (Dec. 2013)	Chicago Mercantile	$12,306,105	$(26,450)

16	E-mini S&P Midcap 400 (Dec. 2013)	Chicago Mercantile	1,984,960	18,033

			$14,291,065	$(8,417)

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,748,182	$205,411,385	1.01%
Honeywell International Inc.	1,812,994	150,551,022	0.74
United Technologies Corp.	1,984,921	214,014,182	1.05
Other securities[a]		223,628,461	1.10

		793,605,050	3.90
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,669,041	152,500,276	0.75
Other securities[a]		42,955,956	0.21

		195,456,232	0.96
AIRLINES
Other securities[a]		69,198,444	0.34

		69,198,444	0.34
AUTO COMPONENTS
Other securities[a]		97,174,498	0.48

		97,174,498	0.48
AUTOMOBILES
Other securities[a]		129,017,632	0.63

		129,017,632	0.63
BEVERAGES
Coca-Cola Co. (The)	8,813,630	333,860,305	1.64
PepsiCo Inc.	3,563,480	283,296,660	1.39
Other securities[a]		105,375,641	0.52

		722,532,606	3.55
BIOTECHNOLOGY
Amgen Inc.	1,728,149	193,448,999	0.95
Biogen Idec Inc.[b]	546,984	131,691,868	0.65
Celgene Corp.[b]	961,098	147,941,815	0.73
Gilead Sciences Inc.[b]	3,514,880	220,875,059	1.09
Other securities[a]		291,005,556	1.42

		984,963,297	4.84
BUILDING PRODUCTS
Other securities[a]		46,825,182	0.23

		46,825,182	0.23
CAPITAL MARKETS
BlackRock Inc.[c]	106,224	28,746,339	0.14
Other securities[a]		184,113,254	0.91

		212,859,593	1.05

Security	Shares	Value	% of Net Assets

CHEMICALS
E.I. du Pont de Nemours and Co.	2,121,038	$124,207,985	0.61%
Monsanto Co.	1,230,145	128,390,234	0.63
Other securities[a]		500,541,345	2.46

		753,139,564	3.70
COMMERCIAL BANKS
Other securities[a]		969,746	—

		969,746	—
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		81,163,719	0.40

		81,163,719	0.40
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	3,981,408	268,187,643	1.32
Other securities[a]		68,649,123	0.34

		336,836,766	1.66
COMPUTERS & PERIPHERALS
Apple Inc.	1,637,438	780,648,567	3.84
Other securities[a]		141,944,935	0.69

		922,593,502	4.53
CONSTRUCTION & ENGINEERING
Other securities[a]		35,076,352	0.17

		35,076,352	0.17
CONSTRUCTION MATERIALS
Other securities[a]		18,755,653	0.09

		18,755,653	0.09
CONSUMER FINANCE
American Express Co.	2,183,321	164,884,402	0.81

		164,884,402	0.81
CONTAINERS & PACKAGING
Other securities[a]		90,471,966	0.44

		90,471,966	0.44
DISTRIBUTORS
Other securities[a]		49,172,752	0.24

		49,172,752	0.24
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		25,067,464	0.12

		25,067,464	0.12
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		97,784,756	0.48

		97,784,756	0.48

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	6,592,660	$307,613,515	1.51%
Other securities[a]		24,171,034	0.12

		331,784,549	1.63
ELECTRIC UTILITIES
Other securities[a]		11,355,277	0.06

		11,355,277	0.06
ELECTRICAL EQUIPMENT
Other securities[a]		188,865,003	0.93

		188,865,003	0.93
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		66,103,381	0.33

		66,103,381	0.33
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	2,147,707	103,412,092	0.51
Schlumberger Ltd.	3,063,514	270,692,097	1.33
Other securities[a]		137,350,931	0.67

		511,455,120	2.51
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,005,522	115,755,693	0.57
Wal-Mart Stores Inc.	2,460,259	181,960,756	0.89
Other securities[a]		227,525,275	1.12

		525,241,724	2.58
FOOD PRODUCTS
Other securities[a]		372,324,627	1.83

		372,324,627	1.83
GAS UTILITIES
Other securities[a]		24,930,123	0.12

		24,930,123	0.12
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		330,518,059	1.62

		330,518,059	1.62
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b]	1,646,453	101,717,866	0.50
Other securities[a]		260,148,806	1.28

		361,866,672	1.78
HEALTH CARE TECHNOLOGY
Other securities[a]		35,906,574	0.18

		35,906,574	0.18

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,310,120	$222,256,645	1.09%
Starbucks Corp.	1,725,250	132,792,493	0.65
Other securities[a]		322,324,815	1.59

		677,373,953	3.33
HOUSEHOLD DURABLES
Other securities[a]		67,838,423	0.33

		67,838,423	0.33
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,149,232	127,449,458	0.63
Other securities[a]		109,598,574	0.54

		237,048,032	1.17
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		2,038,537	0.01

		2,038,537	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,345,542	160,671,170	0.79
Other securities[a]		19,894,814	0.10

		180,565,984	0.89
INSURANCE
Other securities[a]		203,581,606	1.00

		203,581,606	1.00
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	847,179	264,862,042	1.30
Priceline.com Inc.[b]	118,826	120,127,145	0.59
Other securities[a]		92,377,592	0.46

		477,366,779	2.35
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	2,990,518	166,840,999	0.82
Facebook Inc. Class Ab	3,925,800	197,232,192	0.97
Google Inc. Class Ab	621,468	544,350,036	2.68
Other securities[a]		144,884,806	0.71

		1,053,308,033	5.18
IT SERVICES
Accenture PLC Class A	1,480,894	109,053,034	0.54
International Business Machines Corp.	2,398,809	444,211,451	2.18
MasterCard Inc. Class A	269,235	181,135,923	0.89

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Visa Inc. Class A	1,203,921	$230,069,303	1.13%
Other securities[a]		367,515,398	1.81

		1,331,985,109	6.55
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		63,176,859	0.31

		63,176,859	0.31
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		108,115,108	0.53

		108,115,108	0.53
MACHINERY
Other securities[a]		407,961,862	2.01

		407,961,862	2.01
MARINE
Other securities[a]		6,712,212	0.03

		6,712,212	0.03
MEDIA
Comcast Corp. Class A	5,586,860	252,246,729	1.24
Twenty-First Century Fox Inc. Class A	3,374,860	113,057,810	0.56
Viacom Inc. Class B NVS	1,117,292	93,383,265	0.46
Other securities[a]		580,770,788	2.85

		1,039,458,592	5.11
METALS & MINING
Other securities[a]		18,099,456	0.09

		18,099,456	0.09
MULTILINE RETAIL
Other securities[a]		215,123,688	1.06

		215,123,688	1.06
OFFICE ELECTRONICS
Other securities[a]		477,018	—

		477,018	—
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	586,764	99,327,410	0.49
Other securities[a]		372,407,341	1.83

		471,734,751	2.32
PAPER & FOREST PRODUCTS
Other securities[a]		39,491,469	0.19

		39,491,469	0.19
PERSONAL PRODUCTS
Other securities[a]		85,849,803	0.42

		85,849,803	0.42

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
AbbVie Inc.	3,649,336	$163,234,799	0.80%
Bristol-Myers Squibb Co.	3,258,764	150,815,598	0.74
Other securities[a]		345,159,615	1.70

		659,210,012	3.24
PROFESSIONAL SERVICES
Other securities[a]		80,558,586	0.40

		80,558,586	0.40
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		362,773,248	1.78

		362,773,248	1.78
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		25,682,224	0.13

		25,682,224	0.13
ROAD & RAIL
Union Pacific Corp.	1,075,524	167,071,898	0.82
Other securities[a]		129,760,480	0.64

		296,832,378	1.46
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	2,555,724	102,919,006	0.51
Other securities[a]		253,981,823	1.24

		356,900,829	1.75
SOFTWARE
Microsoft Corp.	19,243,699	641,007,614	3.15
Oracle Corp.	8,181,325	271,374,550	1.33
Other securities[a]		397,839,490	1.96

		1,310,221,654	6.44
SPECIALTY RETAIL
Home Depot Inc. (The)	3,366,194	255,325,815	1.25
Lowe’s Companies Inc.	2,508,157	119,413,355	0.59
TJX Companies Inc. (The)	1,658,438	93,519,319	0.46
Other securities[a]		415,507,136	2.04

		883,765,625	4.34
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	1,632,197	118,562,790	0.58
Other securities[a]		208,442,059	1.03

		327,004,849	1.61

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$16,049,465	0.08%

		16,049,465	0.08
TOBACCO
Altria Group Inc.	4,628,498	158,988,906	0.78
Philip Morris International Inc.	3,768,693	326,331,127	1.60
Other securities[a]		65,768,458	0.33

		551,088,491	2.71
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		95,682,559	0.47

		95,682,559	0.47
WATER UTILITIES
Other securities[a]		8,813,203	0.04

		8,813,203	0.04
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		75,337,911	0.37

		75,337,911	0.37

TOTAL COMMON STOCKS
(Cost: $15,913,833,447)		20,325,128,593	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	754,110,185	754,110,185	3.70
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	45,518,970	45,518,970	0.22
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	19,557,409	19,557,409	0.10

		819,186,564	4.02

TOTAL SHORT-TERM INVESTMENTS
(Cost: $819,186,564)		819,186,564	4.02

TOTAL INVESTMENTS IN SECURITIES
(Cost: $16,733,020,011)		21,144,315,157	103.91
Other Assets, Less Liabilities		(796,339,027)	(3.91)

NET ASSETS		$20,347,976,130	100.00%

NVS	— Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$239,898,675	1.27%

		239,898,675	1.27
AIR FREIGHT & LOGISTICS
FedEx Corp.	697,769	79,622,421	0.42

		79,622,421	0.42
AIRLINES
Other securities[a]		45,443,544	0.24

		45,443,544	0.24
AUTO COMPONENTS
Other securities[a]		95,854,554	0.51

		95,854,554	0.51
AUTOMOBILES
Ford Motor Co.	5,516,941	93,070,795	0.49
Other securities[a]		65,956,894	0.35

		159,027,689	0.84
BEVERAGES
Other securities[a]		39,434,643	0.21

		39,434,643	0.21
BUILDING PRODUCTS
Other securities[a]		16,237,760	0.09

		16,237,760	0.09
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	2,555,793	77,159,391	0.41
BlackRock Inc.[b]	186,018	50,340,191	0.27
Goldman Sachs Group Inc. (The)	1,009,682	159,741,789	0.85
Morgan Stanley	3,353,144	90,367,231	0.48
Other securities[a]		264,211,393	1.40

		641,819,995	3.41
CHEMICALS
Dow Chemical Co. (The)	2,314,664	88,883,098	0.47
Other securities[a]		162,306,402	0.86

		251,189,500	1.33
COMMERCIAL BANKS
PNC Financial Services Group Inc. (The)[b]	1,165,833	84,464,601	0.45
U.S. Bancorp	4,073,134	148,995,242	0.79
Wells Fargo & Co.	10,632,061	439,316,761	2.33

Security	Shares	Value	% of Net Assets

Other securities[a]		$403,805,790	2.14%

		1,076,582,394	5.71
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		103,987,214	0.55

		103,987,214	0.55
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	11,769,068	275,631,573	1.46
Other securities[a]		49,557,375	0.27

		325,188,948	1.73
COMPUTERS & PERIPHERALS
Apple Inc.	502,282	239,462,944	1.27
Hewlett-Packard Co.	4,280,855	89,812,338	0.48
Other securities[a]		155,910,302	0.82

		485,185,584	2.57
CONSTRUCTION & ENGINEERING
Other securities[a]		63,133,774	0.34

		63,133,774	0.34
CONSTRUCTION MATERIALS
Other securities[a]		14,785,279	0.08

		14,785,279	0.08
CONSUMER FINANCE
Capital One Financial Corp.	1,286,357	88,424,180	0.47
Other securities[a]		78,931,664	0.42

		167,355,844	0.89
CONTAINERS & PACKAGING
Other securities[a]		51,513,321	0.27

		51,513,321	0.27
DISTRIBUTORS
Other securities[a]		1,521,703	0.01

		1,521,703	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		11,653,869	0.06

		11,653,869	0.06
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	23,740,162	327,614,236	1.74
Berkshire Hathaway Inc. Class Bc	3,963,144	449,856,475	2.39
Citigroup Inc.	6,700,923	325,061,775	1.72
J.P. Morgan Chase & Co.	8,323,489	430,241,146	2.28
Other securities[a]		131,090,542	0.70

		1,663,864,174	8.83

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	11,847,674	$400,688,335	2.13%
Other securities[a]		59,342,644	0.31

		460,030,979	2.44
ELECTRIC UTILITIES
Duke Energy Corp.	1,554,099	103,782,731	0.55
NextEra Energy Inc.	935,061	74,954,490	0.40
Southern Co. (The)	1,916,636	78,927,071	0.42
Other securities[a]		367,591,057	1.95

		625,255,349	3.32
ELECTRICAL EQUIPMENT
Other securities[a]		110,651,662	0.59

		110,651,662	0.59
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		115,520,507	0.61

		115,520,507	0.61
ENERGY EQUIPMENT & SERVICES
National Oilwell Varco Inc.	940,885	73,492,527	0.39
Other securities[a]		151,904,277	0.81

		225,396,804	1.20
FOOD & STAPLES RETAILING
CVS Caremark Corp.	2,386,189	135,416,226	0.72
Wal-Mart Stores Inc.	1,195,031	88,384,493	0.47
Other securities[a]		71,118,174	0.38

		294,918,893	1.57
FOOD PRODUCTS
Mondelez International Inc. Class A	3,929,552	123,466,524	0.66
Other securities[a]		137,813,367	0.73

		261,279,891	1.39
GAS UTILITIES
Other securities[a]		50,467,597	0.27

		50,467,597	0.27
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	3,432,765	113,933,470	0.60
Medtronic Inc.	2,237,370	119,139,952	0.63
Other securities[a]		217,339,832	1.16

		450,413,254	2.39

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,246,190	$160,849,666	0.85%
Other securities[a]		316,045,028	1.68

		476,894,694	2.53
HEALTH CARE TECHNOLOGY
Other securities[a]		5,846,602	0.03

		5,846,602	0.03
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		104,414,877	0.55

		104,414,877	0.55
HOUSEHOLD DURABLES
Other securities[a]		118,751,874	0.63

		118,751,874	0.63
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	6,035,649	456,234,708	2.42
Other securities[a]		29,476,295	0.16

		485,711,003	2.58
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		52,430,127	0.28

		52,430,127	0.28
INDUSTRIAL CONGLOMERATES
Danaher Corp.	1,050,576	72,825,928	0.39
General Electric Co.	22,770,781	543,993,958	2.89
Other securities[a]		37,321,477	0.19

		654,141,363	3.47
INSURANCE
American International Group Inc.	3,251,097	158,100,847	0.84
MetLife Inc.	1,968,726	92,431,686	0.49
Other securities[a]		798,800,029	4.24

		1,049,332,562	5.57
INTERNET & CATALOG RETAIL
Other securities[a]		25,154,700	0.13

		25,154,700	0.13
INTERNET SOFTWARE & SERVICES
Other securities[a]		71,227,283	0.38

		71,227,283	0.38
IT SERVICES
Other securities[a]		86,139,446	0.46

		86,139,446	0.46

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		$1,783,730	0.01%

		1,783,730	0.01
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	790,350	72,830,752	0.39
Other securities[a]		77,999,448	0.41

		150,830,200	0.80
MACHINERY
Caterpillar Inc.	1,186,162	98,890,326	0.52
Other securities[a]		314,433,297	1.67

		413,323,623	2.19
MARINE
Other securities[a]		4,443,910	0.02

		4,443,910	0.02
MEDIA
Time Warner Inc.	2,052,754	135,091,741	0.72
Walt Disney Co. (The)	3,085,497	198,983,702	1.06
Other securities[a]		196,046,987	1.03

		530,122,430	2.81
METALS & MINING
Freeport-McMoRan Copper & Gold Inc.	2,277,592	75,342,743	0.40
Other securities[a]		139,141,007	0.74

		214,483,750	1.14
MULTI-UTILITIES
Dominion Resources Inc.	1,272,058	79,478,184	0.42
Other securities[a]		343,115,453	1.82

		422,593,637	2.24
MULTILINE RETAIL
Other securities[a]		67,145,698	0.36

		67,145,698	0.36
OFFICE ELECTRONICS
Other securities[a]		32,486,880	0.17

		32,486,880	0.17
OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp.	1,043,537	97,038,506	0.51
Apache Corp.	862,884	73,465,944	0.39
Chevron Corp.	4,268,920	518,673,780	2.75
ConocoPhillips	2,692,471	187,153,659	0.99
Exxon Mobil Corp.	9,791,755	842,482,600	4.47

Security	Shares	Value	% of Net Assets

Occidental Petroleum Corp.	1,774,110	$165,950,249	0.88%
Phillips 66	1,363,563	78,841,213	0.42
Other securities[a]		628,836,392	3.35

		2,592,442,343	13.76
PAPER & FOREST PRODUCTS
Other securities[a]		11,965,600	0.06

		11,965,600	0.06
PERSONAL PRODUCTS
Other securities[a]		691,032	—

		691,032	—
PHARMACEUTICALS
Eli Lilly and Co.	1,704,783	85,801,728	0.46
Johnson & Johnson	5,387,720	467,061,447	2.48
Merck & Co. Inc.	6,649,668	316,590,693	1.68
Pfizer Inc.	14,728,371	422,851,531	2.24
Other securities[a]		68,298,819	0.36

		1,360,604,218	7.22
PROFESSIONAL SERVICES
Other securities[a]		43,252,839	0.23

		43,252,839	0.23
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		777,454,720	4.13

		777,454,720	4.13
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		28,403,693	0.15

		28,403,693	0.15
ROAD & RAIL
Other securities[a]		89,575,199	0.48

		89,575,199	0.48
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	10,235,323	234,593,603	1.24
Other securities[a]		206,030,788	1.10

		440,624,391	2.34
SOFTWARE
Other securities[a]		135,462,416	0.72

		135,462,416	0.72
SPECIALTY RETAIL
Other securities[a]		101,883,876	0.54

		101,883,876	0.54
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		5,246,688	0.03

		5,246,688	0.03

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$41,832,895	0.22%

		41,832,895	0.22
TOBACCO
Other securities[a]		8,260,991	0.04

		8,260,991	0.04
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		20,592,291	0.11

		20,592,291	0.11
WATER UTILITIES
Other securities[a]		17,301,702	0.09

		17,301,702	0.09
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		26,870,510	0.14

		26,870,510	0.14

TOTAL COMMON STOCKS
(Cost: $16,165,110,243)		18,796,959,614	99.75

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	395,631,116	395,631,116	2.10
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	23,880,756	23,880,756	0.13
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	19,626,449	19,626,449	0.10

		439,138,321	2.33

TOTAL SHORT-TERM INVESTMENTS
(Cost: $439,138,321)		439,138,321	2.33

TOTAL INVESTMENTS IN SECURITIES
(Cost: $16,604,248,564)		19,236,097,935	102.08
Other Assets, Less Liabilities		(391,465,109)	(2.08)

NET ASSETS		$18,844,632,826	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
HEICO Corp.	953,866	$64,614,883	0.23%
Teledyne Technologies Inc.[a]	671,645	57,042,810	0.20
Other securities[b]		342,798,259	1.23

		464,455,952	1.66
AIR FREIGHT & LOGISTICS
Other securities[b]		129,160,148	0.46

		129,160,148	0.46
AIRLINES
US Airways Group Inc.[a]	3,451,045	65,431,813	0.23
Other securities[b]		124,467,447	0.45

		189,899,260	0.68
AUTO COMPONENTS
Dana Holding Corp.	2,639,173	60,278,711	0.22
Tenneco Inc.[a,c]	1,093,434	55,218,417	0.20
Other securities[b]		175,407,087	0.62

		290,904,215	1.04
AUTOMOBILES
Other securities[b]		13,135,526	0.05

		13,135,526	0.05
BEVERAGES
Other securities[b]		47,689,249	0.17

		47,689,249	0.17
BIOTECHNOLOGY
Alnylam Pharmaceuticals Inc.[a,c]	1,044,500	66,858,445	0.24
Celldex Therapeutics Inc.[a,c]	1,453,661	51,503,209	0.18
Isis Pharmaceuticals Inc.[a,c]	2,018,382	75,770,060	0.27
NPS Pharmaceuticals Inc.[a,c]	1,803,378	57,365,454	0.21
Other securities[b]		938,440,769	3.36

		1,189,937,937	4.26
BUILDING PRODUCTS
Other securities[b]		189,275,871	0.68

		189,275,871	0.68
CAPITAL MARKETS
BlackRock Kelso Capital Corp.[d]	1,334,945	12,668,628	0.05

Security	Shares	Value	% of Net Assets

Financial Engines Inc.	879,090	$52,253,110	0.19%
Prospect Capital Corp.[c]	4,669,890	52,209,370	0.19
Other securities[b]		626,870,157	2.23

		744,001,265	2.66
CHEMICALS
PolyOne Corp.	1,786,071	54,850,240	0.20
Other securities[b]		581,465,372	2.08

		636,315,612	2.28
COMMERCIAL BANKS
FirstMerit Corp.	2,978,788	64,669,487	0.23
Prosperity Bancshares Inc.	1,083,302	66,991,396	0.24
Other securities[b]		1,779,338,786	6.38

		1,910,999,669	6.85
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		585,440,073	2.10

		585,440,073	2.10
COMMUNICATIONS EQUIPMENT
Other securities[b]		541,515,777	1.94

		541,515,777	1.94
COMPUTERS & PERIPHERALS
Other securities[b]		121,114,687	0.43

		121,114,687	0.43
CONSTRUCTION & ENGINEERING
Other securities[b]		241,212,501	0.86

		241,212,501	0.86
CONSTRUCTION MATERIALS
Other securities[b]		45,035,905	0.16

		45,035,905	0.16
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[a,c]	911,540	54,637,707	0.20
Other securities[b]		166,605,402	0.59

		221,243,109	0.79
CONTAINERS & PACKAGING
Other securities[b]		93,523,783	0.33

		93,523,783	0.33
DISTRIBUTORS
Other securities[b]		70,564,411	0.25

		70,564,411	0.25

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED CONSUMER SERVICES
Sotheby’s	1,227,253	$60,294,940	0.22%
Other securities[b]		285,783,166	1.02

		346,078,106	1.24
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		91,119,939	0.33

		91,119,939	0.33
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		152,118,408	0.54

		152,118,408	0.54
ELECTRIC UTILITIES
Other securities[b]		367,606,260	1.32

		367,606,260	1.32
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	769,852	70,841,781	0.25
EnerSys Inc.	865,006	52,445,314	0.19
Other securities[b]		295,249,980	1.06

		418,537,075	1.50
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
FEI Co.	750,281	65,874,672	0.24
Other securities[b]		689,304,094	2.47

		755,178,766	2.71
ENERGY EQUIPMENT & SERVICES
Other securities[b]		520,630,512	1.86

		520,630,512	1.86
FOOD & STAPLES RETAILING
Rite Aid Corp.[a]	13,123,749	62,469,045	0.22
United Natural Foods Inc.[a]	886,358	59,580,985	0.21
Other securities[b]		264,110,032	0.95

		386,160,062	1.38
FOOD PRODUCTS
Hain Celestial Group Inc.[a,c]	690,290	53,235,165	0.19
Other securities[b]		415,265,964	1.49

		468,501,129	1.68
GAS UTILITIES
Other securities[b]		251,364,453	0.90

		251,364,453	0.90
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[a]	1,314,497	63,253,596	0.23

Security	Shares	Value	% of Net Assets

West Pharmaceutical Services Inc.	1,248,748	$51,385,980	0.18%
Other securities[b]		823,475,531	2.95

		938,115,107	3.36
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[a]	978,115	62,560,235	0.22
HealthSouth Corp.[c]	1,567,810	54,058,089	0.19
WellCare Health Plans Inc.[a]	781,244	54,483,957	0.20
Other securities[b]		551,157,583	1.98

		722,259,864	2.59
HEALTH CARE TECHNOLOGY
athenahealth Inc.[a,c]	660,304	71,682,602	0.26
Other securities[b]		180,340,201	0.64

		252,022,803	0.90
HOTELS, RESTAURANTS & LEISURE
Other securities[b]		816,162,926	2.92

		816,162,926	2.92
HOUSEHOLD DURABLES
Other securities[b]		304,454,231	1.09

		304,454,231	1.09
HOUSEHOLD PRODUCTS
Other securities[b]		60,856,062	0.22

		60,856,062	0.22
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[b]		54,914,378	0.20

		54,914,378	0.20
INDUSTRIAL CONGLOMERATES
Other securities[b]		21,402,120	0.08

		21,402,120	0.08
INSURANCE
CNO Financial Group Inc.	3,993,289	57,503,362	0.21
Other securities[b]		602,176,085	2.15

		659,679,447	2.36
INTERNET & CATALOG RETAIL
Other securities[b]		118,158,147	0.42

		118,158,147	0.42
INTERNET SOFTWARE & SERVICES
CoStar Group Inc.[a]	512,884	86,113,224	0.31
Other securities[b]		782,618,042	2.80

		868,731,266	3.11

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

IT SERVICES
MAXIMUS Inc.	1,227,852	$55,302,454	0.20%
WEX Inc.[a]	697,356	61,192,989	0.22
Other securities[b]		469,248,659	1.68

		585,744,102	2.10
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.	1,625,745	64,883,483	0.23
Other securities[b]		82,640,719	0.30

		147,524,202	0.53
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a]	1,021,895	51,329,786	0.18
Other securities[b]		66,344,827	0.24

		117,674,613	0.42
MACHINERY
Actuant Corp. Class A	1,315,555	51,096,156	0.18
Chart Industries Inc.[a,c]	544,902	67,044,742	0.24
Middleby Corp. (The)[a,c]	337,766	70,562,695	0.25
Other securities[b]		753,616,007	2.71

		942,319,600	3.38
MARINE
Other securities[b]		24,413,530	0.09

		24,413,530	0.09
MEDIA
Other securities[b]		394,338,078	1.41

		394,338,078	1.41
METALS & MINING
Other securities[b]		368,091,337	1.32

		368,091,337	1.32
MULTI-UTILITIES
Other securities[b]		98,899,080	0.35

		98,899,080	0.35
MULTILINE RETAIL
Other securities[b]		56,499,047	0.20

		56,499,047	0.20
OIL, GAS & CONSUMABLE FUELS
Kodiak Oil & Gas Corp.[a,c]	4,770,928	57,537,392	0.21
Rosetta Resources Inc.[a]	1,098,002	59,797,189	0.21
Other securities[b]		939,777,097	3.37

		1,057,111,678	3.79

Security	Shares	Value	% of Net Assets

PAPER & FOREST PRODUCTS
Other securities[b]		$208,276,765	0.75%

		208,276,765	0.75
PERSONAL PRODUCTS
Other securities[b]		99,003,814	0.35

		99,003,814	0.35
PHARMACEUTICALS
Questcor Pharmaceuticals Inc.	932,621	54,092,018	0.19
Other securities[b]		361,347,669	1.30

		415,439,687	1.49
PROFESSIONAL SERVICES
Other securities[b]		393,326,593	1.41

		393,326,593	1.41
REAL ESTATE INVESTMENT TRUSTS (REITS)
Highwoods Properties Inc.	1,614,889	57,021,731	0.20
PennyMac Mortgage Investment Trust[d]	880,631	19,972,711	0.07
RLJ Lodging Trust	2,223,063	52,219,750	0.19
Other securities[b]		1,908,396,418	6.84

		2,037,610,610	7.30
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		88,552,325	0.32

		88,552,325	0.32
ROAD & RAIL
Other securities[b]		141,294,995	0.51

		141,294,995	0.51
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		950,944,595	3.41

		950,944,595	3.41
SOFTWARE
Aspen Technology Inc.[a]	1,684,315	58,193,083	0.21
CommVault Systems Inc.[a]	835,336	73,367,561	0.26
PTC Inc.[a]	2,149,994	61,124,329	0.22
QLIK Technologies Inc.[a,c]	1,564,162	53,556,907	0.19
Ultimate Software Group Inc. (The)[a,c]	496,841	73,234,363	0.26
Other securities[b]		906,248,276	3.25

		1,225,724,519	4.39

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Lumber Liquidators Holdings Inc.[a,c]	493,763	$52,659,824	0.19%
Other securities[b]		889,410,725	3.18

		942,070,549	3.37
TEXTILES, APPAREL & LUXURY GOODS
Fifth & Pacific Companies Inc.[a]	2,156,136	54,183,698	0.19
Wolverine World Wide Inc.	901,928	52,519,267	0.19
Other securities[b]		268,570,904	0.96

		375,273,869	1.34
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,c,d	230,291	4,327,168	0.02
Other securities[b]		449,983,837	1.61

		454,311,005	1.63
TOBACCO
Other securities[b]		44,447,062	0.16

		44,447,062	0.16
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		269,795,548	0.97

		269,795,548	0.97
TRANSPORTATION INFRASTRUCTURE
Other securities[b]		15,544,481	0.06

		15,544,481	0.06
WATER UTILITIES
Other securities[b]		69,977,213	0.25

		69,977,213	0.25
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		57,634,468	0.21

		57,634,468	0.21

TOTAL COMMON STOCKS
(Cost: $29,701,194,414)		27,881,319,376	99.87

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[b]		3,798,953	0.01

		3,798,953	0.01

TOTAL INVESTMENT COMPANIES
(Cost: $3,353,238)		3,798,953	0.01

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	4,212,082,964	$4,212,082,964	15.09%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	254,246,239	254,246,239	0.91
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	18,993,804	18,993,804	0.07

		4,485,323,007	16.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,485,323,007)		4,485,323,007	16.07

TOTAL INVESTMENTS IN SECURITIES
(Cost: $34,189,870,659)		32,370,441,336	115.95
Other Assets, Less Liabilities		(4,452,435,706)	(15.95)

NET ASSETS		$27,918,005,630	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
HEICO Corp.	385,596	$26,120,273	0.45%
Other securities[a]		28,215,537	0.49

		54,335,810	0.94
AIR FREIGHT & LOGISTICS
Other securities[a]		33,034,565	0.57

		33,034,565	0.57
AIRLINES
Other securities[a]		39,455,143	0.68

		39,455,143	0.68
AUTO COMPONENTS
Tenneco Inc.[b,c]	441,990	22,320,495	0.38
Other securities[a]		38,536,956	0.67

		60,857,451	1.05
AUTOMOBILES
Other securities[a]		5,272,165	0.09

		5,272,165	0.09
BEVERAGES
Other securities[a]		18,620,642	0.32

		18,620,642	0.32
BIOTECHNOLOGY
Aegerion Pharmaceuticals Inc.[b,c]	209,410	17,948,531	0.31
Alnylam Pharmaceuticals Inc.[b,c]	398,021	25,477,324	0.44
Celldex Therapeutics Inc.[b,c]	548,879	19,446,783	0.34
Cepheid Inc.[b,c]	487,603	19,036,021	0.33
Isis Pharmaceuticals Inc.[b,c]	815,960	30,631,138	0.53
Other securities[a]		324,760,108	5.59

		437,299,905	7.54
BUILDING PRODUCTS
Other securities[a]		49,056,739	0.85

		49,056,739	0.85
CAPITAL MARKETS
Financial Engines Inc.	354,918	21,096,326	0.36
Other securities[a]		72,995,667	1.26

		94,091,993	1.62
CHEMICALS
PolyOne Corp.	721,971	22,171,729	0.38
Other securities[a]		132,867,748	2.29

		155,039,477	2.67

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Other securities[a]		$19,688,215	0.34%

		19,688,215	0.34
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		119,501,614	2.06

		119,501,614	2.06
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	287,477	18,326,659	0.32
Other securities[a]		110,321,700	1.90

		128,648,359	2.22
COMPUTERS & PERIPHERALS
Other securities[a]		22,782,709	0.39

		22,782,709	0.39
CONSTRUCTION & ENGINEERING
Other securities[a]		27,257,317	0.47

		27,257,317	0.47
CONSTRUCTION MATERIALS
Other securities[a]		17,440,252	0.30

		17,440,252	0.30
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[b,c]	367,985	22,057,021	0.38
Other securities[a]		31,747,730	0.55

		53,804,751	0.93
CONTAINERS & PACKAGING
Other securities[a]		24,003,431	0.41

		24,003,431	0.41
DISTRIBUTORS
Pool Corp.	338,494	18,999,668	0.33
Other securities[a]		1,347,152	0.02

		20,346,820	0.35
DIVERSIFIED CONSUMER SERVICES
Sotheby’s	496,100	24,373,393	0.42
Other securities[a]		85,386,178	1.47

		109,759,571	1.89
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		16,395,903	0.28

		16,395,903	0.28
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		42,355,484	0.73

		42,355,484	0.73

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

ELECTRIC UTILITIES
Other securities[a]		$866,013	0.02%

		866,013	0.02
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	311,214	28,637,912	0.49
Other securities[a]		74,105,808	1.28

		102,743,720	1.77
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	282,905	18,120,065	0.31
Cognex Corp.	631,448	19,802,209	0.34
FEI Co.	303,299	26,629,652	0.46
Other securities[a]		99,659,388	1.72

		164,211,314	2.83
ENERGY EQUIPMENT & SERVICES
Other securities[a]		32,128,993	0.55

		32,128,993	0.55
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	278,505	20,470,117	0.35
United Natural Foods Inc.[b]	358,295	24,084,590	0.42
Other securities[a]		55,368,088	0.95

		99,922,795	1.72
FOOD PRODUCTS
Hain Celestial Group Inc.[b,c]	279,030	21,518,794	0.37
Other securities[a]		96,849,239	1.67

		118,368,033	2.04
GAS UTILITIES
Other securities[a]		2,520,756	0.04

		2,520,756	0.04
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b]	531,374	25,569,717	0.44
Steris Corp.	428,310	18,400,198	0.32
West Pharmaceutical Services Inc.	505,092	20,784,536	0.36
Other securities[a]		240,477,575	4.14

		305,232,026	5.26
HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[b]	395,393	25,289,336	0.44
HealthSouth Corp.	531,426	18,323,568	0.32
Team Health Holdings Inc.[b]	499,100	18,935,854	0.33

Security	Shares	Value	% of Net Assets

Other securities[a]		$129,144,193	2.22%

		191,692,951	3.31
HEALTH CARE TECHNOLOGY
athenahealth Inc.[b,c]	266,930	28,977,921	0.50
Medidata Solutions Inc.[b]	192,858	19,079,442	0.33
Other securities[a]		50,637,602	0.87

		98,694,965	1.70
HOTELS, RESTAURANTS & LEISURE
Vail Resorts Inc.	260,925	18,102,977	0.31
Other securities[a]		225,892,217	3.90

		243,995,194	4.21
HOUSEHOLD DURABLES
Other securities[a]		66,958,514	1.16

		66,958,514	1.16
HOUSEHOLD PRODUCTS
Other securities[a]		19,233,371	0.33

		19,233,371	0.33
INDUSTRIAL CONGLOMERATES
Other securities[a]		8,668,772	0.15

		8,668,772	0.15
INSURANCE
Other securities[a]		35,221,804	0.61

		35,221,804	0.61
INTERNET & CATALOG RETAIL
Other securities[a]		46,599,468	0.80

		46,599,468	0.80
INTERNET SOFTWARE & SERVICES
CoStar Group Inc.[b]	207,348	34,813,729	0.60
Other securities[a]		256,047,567	4.42

		290,861,296	5.02
IT SERVICES
MAXIMUS Inc.	496,324	22,354,433	0.39
WEX Inc.[b]	281,895	24,736,286	0.43
Other securities[a]		119,192,303	2.05

		166,283,022	2.87
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.	621,724	24,813,005	0.43
Other securities[a]		21,614,491	0.37

		46,427,496	0.80

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b]	413,061	$20,748,054	0.36%
Other securities[a]		17,123,335	0.29

		37,871,389	0.65
MACHINERY
Chart Industries Inc.[b,c]	220,278	27,103,005	0.47
CLARCOR Inc.	361,006	20,046,663	0.35
Middleby Corp. (The)[b]	136,543	28,525,198	0.49
Woodward Inc.	499,600	20,398,668	0.35
Other securities[a]		137,794,991	2.37

		233,868,525	4.03
MARINE
Other securities[a]		8,158,684	0.14

		8,158,684	0.14
MEDIA
Other securities[a]		51,775,923	0.89

		51,775,923	0.89
METALS & MINING
Other securities[a]		34,289,417	0.59

		34,289,417	0.59
MULTILINE RETAIL
Other securities[a]		1,140,698	0.02

		1,140,698	0.02
OIL, GAS & CONSUMABLE FUELS
Kodiak Oil & Gas Corp.[b]	1,928,540	23,258,192	0.40
Rosetta Resources Inc.[b]	443,847	24,171,908	0.42
Other securities[a]		144,068,035	2.48

		191,498,135	3.30
PAPER & FOREST PRODUCTS
Other securities[a]		61,922,032	1.07

		61,922,032	1.07
PERSONAL PRODUCTS
Other securities[a]		33,172,220	0.57

		33,172,220	0.57
PHARMACEUTICALS
Questcor Pharmaceuticals Inc.	376,497	21,836,826	0.38
ViroPharma Inc.[b]	475,356	18,681,491	0.32
Other securities[a]		107,205,676	1.85

		147,723,993	2.55

Security	Shares	Value	% of Net Assets

PROFESSIONAL SERVICES
Other securities[a]		$92,472,109	1.60%

		92,472,109	1.60
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		166,658,028	2.87

		166,658,028	2.87
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		4,204,604	0.07

		4,204,604	0.07
ROAD & RAIL
Other securities[a]		34,604,190	0.60

		34,604,190	0.60
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		222,326,548	3.83

		222,326,548	3.83
SOFTWARE
Aspen Technology Inc.[b]	642,059	22,183,138	0.38
CommVault Systems Inc.[b]	337,692	29,659,488	0.51
PTC Inc.[b]	869,108	24,708,740	0.43
QLIK Technologies Inc.[b,c]	632,268	21,648,856	0.37
Tyler Technologies Inc.[b]	228,909	20,022,670	0.35
Ultimate Software Group Inc. (The)[b]	200,853	29,605,732	0.51
Other securities[a]		300,408,287	5.18

		448,236,911	7.73
SPECIALTY RETAIL
Lumber Liquidators Holdings Inc.[b]	199,382	21,264,090	0.37
Other securities[a]		216,444,767	3.73

		237,708,857	4.10
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	364,573	21,229,086	0.37
Other securities[a]		57,952,353	1.00

		79,181,439	1.37
THRIFTS & MORTGAGE FINANCE
Other securities[a]		24,531,458	0.42

		24,531,458	0.42

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

TOBACCO
Other securities[a]		$5,496,556	0.10%

		5,496,556	0.10
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		78,066,575	1.35

		78,066,575	1.35
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,346,448	0.02

		1,346,448	0.02
WATER UTILITIES
Other securities[a]		3,471,108	0.06

		3,471,108	0.06
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		7,204,688	0.12

		7,204,688	0.12

TOTAL COMMON STOCKS
(Cost: $4,975,688,307)		5,796,609,354	99.94

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	868,519,440	868,519,440	14.98
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	52,424,846	52,424,846	0.90
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,695,490	4,695,490	0.08

		925,639,776	15.96

TOTAL SHORT-TERM INVESTMENTS
(Cost: $925,639,776)		925,639,776	15.96

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,901,328,083)		6,722,249,130	115.90
Other Assets, Less Liabilities		(921,999,145)	(15.90)

NET ASSETS		$5,800,249,985	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	355,233	$16,681,742	0.29%
DigitalGlobe Inc.[a,b]	565,120	17,869,094	0.31
Esterline Technologies Corp.[a]	237,327	18,960,054	0.33
Moog Inc. Class Aa	312,184	18,315,835	0.32
Teledyne Technologies Inc.[a]	195,326	16,589,037	0.29
Other securities[c]		50,798,118	0.89

		139,213,880	2.43
AIR FREIGHT & LOGISTICS
Other securities[c]		20,047,246	0.35

		20,047,246	0.35
AIRLINES
US Airways Group Inc.[a]	881,356	16,710,510	0.29
Other securities[c]		22,254,374	0.39

		38,964,884	0.68
AUTO COMPONENTS
Dana Holding Corp.	1,021,710	23,335,856	0.41
Other securities[c]		36,001,598	0.62

		59,337,454	1.03
BEVERAGES
Other securities[c]		676,274	0.01

		676,274	0.01
BIOTECHNOLOGY
Other securities[c]		44,900,340	0.78

		44,900,340	0.78
BUILDING PRODUCTS
Other securities[c]		30,960,088	0.54

		30,960,088	0.54
CAPITAL MARKETS
BlackRock Kelso Capital Corp.[d]	561,491	5,328,550	0.09
Prospect Capital Corp.	1,971,269	22,038,787	0.38
Stifel Financial Corp.[a,b]	482,339	19,882,014	0.35
Other securities[c]		168,943,049	2.95

		216,192,400	3.77
CHEMICALS
Axiall Corp.	529,613	20,014,075	0.35

Security	Shares	Value	% of Net Assets

Sensient Technologies Corp.	379,676	$18,182,684	0.32%
Other securities[c]		68,507,801	1.19

		106,704,560	1.86
COMMERCIAL BANKS
FirstMerit Corp.	1,257,669	27,303,994	0.48
Hancock Holding Co.	644,049	20,210,258	0.35
Prosperity Bancshares Inc.	457,389	28,284,936	0.49
Susquehanna Bancshares Inc.	1,414,675	17,754,171	0.31
Webster Financial Corp.	684,766	17,482,076	0.30
Other securities[c]		678,016,199	11.82

		789,051,634	13.75
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		122,339,671	2.13

		122,339,671	2.13
COMMUNICATIONS EQUIPMENT
Finisar Corp.[a]	708,829	16,040,800	0.28
Other securities[c]		78,268,493	1.36

		94,309,293	1.64
COMPUTERS & PERIPHERALS
Other securities[c]		27,326,456	0.48

		27,326,456	0.48
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	509,215	19,925,583	0.35
Other securities[c]		53,359,343	0.93

		73,284,926	1.28
CONSTRUCTION MATERIALS
Other securities[c]		805,042	0.01

		805,042	0.01
CONSUMER FINANCE
Other securities[c]		37,062,989	0.65

		37,062,989	0.65
CONTAINERS & PACKAGING
Other securities[c]		14,349,390	0.25

		14,349,390	0.25
DISTRIBUTORS
Other securities[c]		8,568,622	0.15

		8,568,622	0.15

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED CONSUMER SERVICES
Other securities[c]		$31,297,349	0.54%

		31,297,349	0.54
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		21,345,014	0.37

		21,345,014	0.37
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		20,342,674	0.35

		20,342,674	0.35
ELECTRIC UTILITIES
Cleco Corp.	458,618	20,564,431	0.36
IDACORP Inc.	381,122	18,446,305	0.32
Portland General Electric Co.	574,135	16,207,831	0.28
Other securities[c]		99,046,308	1.73

		154,264,875	2.69
ELECTRICAL EQUIPMENT
Other securities[c]		69,207,571	1.21

		69,207,571	1.21
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		147,210,122	2.56

		147,210,122	2.56
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	274,291	19,957,413	0.35
Helix Energy Solutions Group Inc.[a]	803,786	20,392,051	0.36
Other securities[c]		145,610,880	2.53

		185,960,344	3.24
FOOD & STAPLES RETAILING
Harris Teeter Supermarkets Inc.	332,490	16,355,183	0.29
Other securities[c]		42,320,870	0.73

		58,676,053	1.02
FOOD PRODUCTS
Other securities[c]		73,876,424	1.29

		73,876,424	1.29
GAS UTILITIES
Piedmont Natural Gas Co.	572,981	18,839,615	0.33
Southwest Gas Corp.	351,493	17,574,650	0.31
WGL Holdings Inc.	392,277	16,754,151	0.29
Other securities[c]		50,242,615	0.87

		103,411,031	1.80

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[c]		$77,394,867	1.35%

		77,394,867	1.35
HEALTH CARE PROVIDERS & SERVICES
WellCare Health Plans Inc.[a]	329,789	22,999,485	0.40
Other securities[c]		82,030,086	1.43

		105,029,571	1.83
HEALTH CARE TECHNOLOGY
Other securities[c]		3,140,993	0.05

		3,140,993	0.05
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		90,631,656	1.58

		90,631,656	1.58
HOUSEHOLD DURABLES
Other securities[c]		58,622,130	1.02

		58,622,130	1.02
HOUSEHOLD PRODUCTS
Other securities[c]		5,631,136	0.10

		5,631,136	0.10
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[c]		23,189,308	0.40

		23,189,308	0.40
INSURANCE
CNO Financial Group Inc.	1,685,818	24,275,779	0.42
First American Financial Corp.	820,812	19,986,772	0.35
Primerica Inc.	432,351	17,441,039	0.30
Other securities[c]		179,947,295	3.14

		241,650,885	4.21
INTERNET & CATALOG RETAIL
Other securities[c]		1,058,954	0.02

		1,058,954	0.02
INTERNET SOFTWARE & SERVICES
Other securities[c]		62,363,667	1.09

		62,363,667	1.09
IT SERVICES
Other securities[c]		73,508,315	1.28

		73,508,315	1.28
LEISURE EQUIPMENT & PRODUCTS
Other securities[c]		13,706,019	0.24

		13,706,019	0.24

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		$10,207,067	0.18%

		10,207,067	0.18
MACHINERY
Actuant Corp. Class A	555,309	21,568,202	0.38
Other securities[c]		131,669,800	2.29

		153,238,002	2.67
MARINE
Other securities[c]		1,782,683	0.03

		1,782,683	0.03
MEDIA
Live Nation Entertainment Inc.[a]	1,067,809	19,807,857	0.35
Other securities[c]		92,465,695	1.61

		112,273,552	1.96
METALS & MINING
Other securities[c]		119,300,169	2.08

		119,300,169	2.08
MULTI-UTILITIES
Black Hills Corp.	337,176	16,811,595	0.29
Other securities[c]		24,885,786	0.44

		41,697,381	0.73
MULTILINE RETAIL
Other securities[c]		22,551,002	0.39

		22,551,002	0.39
OIL, GAS & CONSUMABLE FUELS
Energy XXI (Bermuda) Ltd.[b]	602,223	18,187,135	0.32
PDC Energy Inc.[a,b]	270,083	16,080,742	0.28
Other securities[c]		211,753,514	3.69

		246,021,391	4.29
PAPER & FOREST PRODUCTS
Other securities[c]		23,331,336	0.41

		23,331,336	0.41
PERSONAL PRODUCTS
Other securities[c]		7,055,808	0.12

		7,055,808	0.12
PHARMACEUTICALS
Other securities[c]		21,029,989	0.37

		21,029,989	0.37
PROFESSIONAL SERVICES
Other securities[c]		69,288,782	1.21

		69,288,782	1.21

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Chambers Street Properties[b]	1,794,175	$15,752,856	0.27%
CubeSmart	1,010,705	18,030,977	0.31
DCT Industrial Trust Inc.	2,205,479	15,857,394	0.28
DiamondRock Hospitality Co.	1,482,761	15,821,060	0.28
EPR Properties	356,888	17,394,721	0.30
Highwoods Properties Inc.	471,004	16,631,151	0.29
Invesco Mortgage Capital Inc.	1,025,774	15,786,662	0.28
LaSalle Hotel Properties	724,890	20,673,863	0.36
NorthStar Realty Finance Corp.[b]	1,818,472	16,875,420	0.29
PennyMac Mortgage Investment Trust[d]	432,461	9,808,215	0.17
RLJ Lodging Trust	938,416	22,043,392	0.38
Sunstone Hotel Investors Inc.	1,235,250	15,737,085	0.27
Other securities[c]		492,031,664	8.59

		692,444,460	12.07
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		33,031,387	0.57

		33,031,387	0.57
ROAD & RAIL
Other securities[c]		23,549,903	0.41

		23,549,903	0.41
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[c]		169,293,740	2.95

		169,293,740	2.95
SOFTWARE
Mentor Graphics Corp.	723,520	16,908,662	0.29
Other securities[c]		32,233,913	0.57

		49,142,575	0.86
SPECIALTY RETAIL
Rent-A-Center Inc.	405,019	15,431,224	0.27
Other securities[c]		134,043,341	2.33

		149,474,565	2.60

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

TEXTILES, APPAREL & LUXURY GOODS
Fifth & Pacific Companies Inc.[a]	910,192	$22,873,125	0.40%
Other securities[c]		52,808,835	0.92

		75,681,960	1.32
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,b,d	97,715	1,836,065	0.03
Other securities[c]		164,468,245	2.87

		166,304,310	2.90
TOBACCO
Other securities[c]		12,967,801	0.23

		12,967,801	0.23
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		32,135,117	0.56

		32,135,117	0.56
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		5,137,520	0.09

		5,137,520	0.09
WATER UTILITIES
Other securities[c]		25,903,231	0.45

		25,903,231	0.45
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		16,689,241	0.29

		16,689,241	0.29

TOTAL COMMON STOCKS
(Cost: $5,324,019,355)		5,725,147,079	99.77

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[c]		1,615,239	0.03

		1,615,239	0.03

TOTAL INVESTMENT COMPANIES
(Cost: $1,263,434)		1,615,239	0.03

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	783,533,385	783,533,385	13.65

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	47,294,989	$47,294,989	0.82%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,005,744	6,005,744	0.11

		836,834,118	14.58

TOTAL SHORT-TERM INVESTMENTS
(Cost: $836,834,118)		836,834,118	14.58

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,162,116,907)		6,563,596,436	114.38
Other Assets, Less Liabilities		(825,252,478)	(14.38)

NET ASSETS		$5,738,343,958	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$58,823,125	$303,186,223	$102,808,272
Affiliated (Note 2)	761,688	5,121,932	1,138,196

Total cost of investments	$59,584,813	$308,308,155	$103,946,468

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$66,169,780	$389,036,715	$106,684,882
Affiliated (Note 2)	824,892	5,397,477	1,193,117

Total fair value of investments	66,994,672	394,434,192	107,877,999
Receivables:
Dividends and interest	79,469	472,163	125,372

Total Assets	67,074,141	394,906,355	108,003,371

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	338,090	4,135,650	—
Investment advisory fees (Note 2)	8,257	63,936	17,732

Total Liabilities	346,347	4,199,586	17,732

NET ASSETS	$66,727,794	$390,706,769	$107,985,639

Net assets consist of:
Paid-in capital	$59,806,856	$316,587,033	$98,144,241
Undistributed net investment income	39,541	203,711	38,220
Undistributed net realized gain (accumulated net realized loss)	(528,462)	(12,210,012)	5,871,647
Net unrealized appreciation	7,409,859	86,126,037	3,931,531

NET ASSETS	$66,727,794	$390,706,769	$107,985,639

Shares outstanding[b]	1,750,000	9,600,000	2,950,000

Net asset value per share	$38.13	$40.70	$36.61

[a]	Securities on loan with values of $329,493, $4,043,985 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,665,960,519	$15,894,176,802	$16,050,351,806
Affiliated (Note 2)	241,248,569	838,843,209	553,896,758

Total cost of investments	$6,907,209,088	$16,733,020,011	$16,604,248,564

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,850,249,368	$20,296,382,254	$18,662,154,822
Affiliated (Note 2)	246,829,341	847,932,903	573,943,113

Total fair value of investments	8,097,078,709	21,144,315,157	19,236,097,935
Cash	504,322	—	9,048,794
Cash pledged to broker	2,219,000	—	—
Receivables:
Investment securities sold	2,815,476	2,773,134	6,062,085
Dividends and interest	9,474,566	20,798,935	26,188,201
Capital shares sold	—	80,859	113,677

Total Assets	8,112,092,073	21,167,968,085	19,277,510,692

LIABILITIES
Payables:
Investment securities purchased	4,820,848	15,575,479	9,097,897
Collateral for securities on loan (Note 5)	206,945,360	799,629,155	419,511,872
Capital shares redeemed	365,585	1,388,277	1,135,217
Futures variation margin	110,997	—	—
Investment advisory fees (Note 2)	984,531	3,399,044	3,132,880

Total Liabilities	213,227,321	819,991,955	432,877,866

NET ASSETS	$7,898,864,752	$20,347,976,130	$18,844,632,826

Net assets consist of:
Paid-in capital	$7,054,193,452	$18,664,723,029	$17,379,070,310
Undistributed net investment income	3,554,208	6,106,433	10,897,688
Accumulated net realized loss	(348,744,112)	(2,734,148,478)	(1,177,184,543)
Net unrealized appreciation	1,189,861,204	4,411,295,146	2,631,849,371

NET ASSETS	$7,898,864,752	$20,347,976,130	$18,844,632,826

Shares outstanding[b]	83,950,000	260,350,000	218,750,000

Net asset value per share	$94.09	$78.16	$86.15

[a]	Securities on loan with values of $202,187,371, $782,224,656 and $408,950,212, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$29,662,494,151	$4,975,688,307	$5,308,184,649
Affiliated (Note 2)	4,527,376,508	925,639,776	853,932,258

Total cost of investments	$34,189,870,659	$5,901,328,083	$6,162,116,907

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$27,848,149,822	$5,796,609,354	$5,709,789,488
Affiliated (Note 2)	4,522,291,514	925,639,776	853,806,948

Total fair value of investments	32,370,441,336	6,722,249,130	6,563,596,436
Cash	23,443,874	9,396,960	25,815
Receivables:
Investment securities sold	118,080,604	19,515,177	28,498,278
Dividends and interest	32,509,291	3,173,220	10,751,647
Capital shares sold	3,485,219	—	—

Total Assets	32,547,960,324	6,754,334,487	6,602,872,176

LIABILITIES
Payables:
Investment securities purchased	155,011,072	31,906,739	32,558,207
Collateral for securities on loan (Note 5)	4,466,329,203	920,944,286	830,828,374
Capital shares redeemed	4,347,810	78,643	—
Investment advisory fees (Note 2)	4,266,609	1,154,834	1,141,637

Total Liabilities	4,629,954,694	954,084,502	864,528,218

NET ASSETS	$27,918,005,630	$5,800,249,985	$5,738,343,958

Net assets consist of:
Paid-in capital	$30,527,965,599	$6,206,654,274	$5,931,724,581
Undistributed net investment income	1,912,448	1,220,335	2,506,075
Accumulated net realized loss	(792,443,397)	(1,228,545,671)	(597,366,355)
Net unrealized appreciation (depreciation)	(1,819,429,020)	820,921,047	401,479,657

NET ASSETS	$27,918,005,630	$5,800,249,985	$5,738,343,958

Shares outstanding[b]	261,950,000	46,150,000	62,600,000

Net asset value per share	$106.58	$125.68	$91.67

[a]	Securities on loan with values of $4,336,556,803, $895,453,628 and $803,836,145, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$679,598	$3,846,765	$1,367,772
Dividends — affiliated (Note 2)	4,655	13,267	13,716
Interest — affiliated (Note 2)	3	33	7
Securities lending income — affiliated (Note 2)	84	2,206	170
Payment from affiliate (Note 2)	15,871	59,866	4,304

Total investment income	700,211	3,922,137	1,385,969

EXPENSES
Investment advisory fees (Note 2)	46,041	391,008	111,413

Total expenses	46,041	391,008	111,413

Net investment income	654,170	3,531,129	1,274,556

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(187,720)	(1,606,865)	(986,229)
Investments — affiliated (Note 2)	(233)	88,950	(829)
In-kind redemptions — unaffiliated	477,918	7,898,823	11,717,533
In-kind redemptions — affiliated (Note 2)	4,574	28,325	113,586

Net realized gain	294,539	6,409,233	10,844,061

Net change in unrealized appreciation/depreciation	3,656,142	23,738,065	(4,710,061)

Net realized and unrealized gain	3,950,681	30,147,298	6,134,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,604,851	$33,678,427	$7,408,556

[a]	Net of foreign withholding tax of $485, $2,124 and $998, respectively.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$79,903,226	$169,362,782	$219,359,063
Dividends — affiliated (Note 2)	411,935	456,061	1,506,210
Interest — affiliated (Note 2)	757	1,359	1,183
Securities lending income — affiliated (Note 2)	422,091	1,617,929	823,910

Total investment income	80,738,009	171,438,131	221,690,366

EXPENSES
Investment advisory fees (Note 2)	5,814,949	19,667,816	18,330,205

Total expenses	5,814,949	19,667,816	18,330,205

Net investment income	74,923,060	151,770,315	203,360,161

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(54,985,535)	(107,994,072)	(68,282,935)
Investments — affiliated (Note 2)	(928)	2,320,392	(100,167)
In-kind redemptions — unaffiliated	194,426,482	808,195,897	640,751,914
In-kind redemptions — affiliated (Note 2)	767,505	1,506,866	1,250,769
Futures contracts	1,601,961	—	—

Net realized gain	141,809,485	704,029,083	573,619,581

Net change in unrealized appreciation/depreciation on:
Investments	428,739,777	1,050,179,699	448,156,766
Futures contracts	(331,112)	—	—

Net change in unrealized appreciation/depreciation	428,408,665	1,050,179,699	448,156,766

Net realized and unrealized gain	570,218,150	1,754,208,782	1,021,776,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$645,141,210	$1,905,979,097	$1,225,136,508

[a]	Net of foreign withholding tax of $47,958, $85,048 and $146,292, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$171,697,434	$20,288,691	$58,698,863
Dividends — affiliated (Note 2)	1,657,601	—	783,939
Interest — affiliated (Note 2)	941	186	310
Securities lending income — affiliated (Note 2)	24,520,782	8,271,285	2,843,986

Total investment income	197,876,758	28,560,162	62,327,098

EXPENSES
Investment advisory fees (Note 2)	22,842,595	6,323,258	6,696,450

Total expenses	22,842,595	6,323,258	6,696,450

Net investment income	175,034,163	22,236,904	55,630,648

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(534,399,784)	(20,117,967)	137,507,966
Investments — affiliated (Note 2)	(121,072)	—	(39,357)
In-kind redemptions — unaffiliated	2,673,294,008	294,625,216	137,765,011
In-kind redemptions — affiliated (Note 2)	24,860	—	6,548
Foreign currency transactions	331	(22)	159

Net realized gain	2,138,798,343	274,507,227	275,240,327

Net change in unrealized appreciation/depreciation	557,491,655	502,653,860	186,479,797

Net realized and unrealized gain	2,696,289,998	777,161,087	461,720,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,871,324,161	$799,397,991	$517,350,772

[a]	Net of foreign withholding tax of $103,356, $5,429 and $42,502, respectively.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$654,170	$1,847,980	$3,531,129	$6,675,071
Net realized gain (loss)	294,539	4,759,999	6,409,233	(3,295,471)
Net change in unrealized appreciation/depreciation	3,656,142	(5,943,729)	23,738,065	27,554,947

Net increase in net assets resulting from operations	4,604,851	664,250	33,678,427	30,934,547

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(628,891)	(1,862,450)	(3,432,609)	(6,661,802)

Total distributions to shareholders	(628,891)	(1,862,450)	(3,432,609)	(6,661,802)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,926,144	167,758,794	5,847,095	31,690,659
Cost of shares redeemed	(3,545,799)	(240,618,733)	(30,536,814)	(19,085,078)

Net increase (decrease) in net assets from capital share transactions	9,380,345	(72,859,939)	(24,689,719)	12,605,581

INCREASE (DECREASE) IN NET ASSETS	13,356,305	(74,058,139)	5,556,099	36,878,326

NET ASSETS
Beginning of period	53,371,489	127,429,628	385,150,670	348,272,344

End of period	$66,727,794	$53,371,489	$390,706,769	$385,150,670

Undistributed net investment income included in net assets at end of period	$39,541	$14,262	$203,711	$105,191

SHARES ISSUED AND REDEEMED
Shares sold	350,000	5,200,000	150,000	900,000
Shares redeemed	(100,000)	(7,600,000)	(800,000)	(550,000)

Net increase (decrease) in shares outstanding	250,000	(2,400,000)	(650,000)	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,274,556	$2,001,116	$74,923,060	$140,138,403
Net realized gain	10,844,061	2,936,982	141,809,485	128,576,094
Net change in unrealized appreciation/depreciation	(4,710,061)	7,219,289	428,408,665	616,156,944

Net increase in net assets resulting from operations	7,408,556	12,157,387	645,141,210	884,871,441

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,262,268)	(1,975,184)	(71,371,572)	(140,846,595)

Total distributions to shareholders	(1,262,268)	(1,975,184)	(71,371,572)	(140,846,595)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	74,622,344	96,332,992	763,589,047	593,983,043
Cost of shares redeemed	(67,774,870)	(76,494,442)	(623,593,870)	(1,065,743,736)

Net increase (decrease) in net assets from capital share transactions	6,847,474	19,838,550	139,995,177	(471,760,693)

INCREASE IN NET ASSETS	12,993,762	30,020,753	713,764,815	272,264,153

NET ASSETS
Beginning of period	94,991,877	64,971,124	7,185,099,937	6,912,835,784

End of period	$107,985,639	$94,991,877	$7,898,864,752	$7,185,099,937

Undistributed net investment income included in net assets at end of period	$38,220	$25,932	$3,554,208	$2,720

SHARES ISSUED AND REDEEMED
Shares sold	2,050,000	3,200,000	8,350,000	7,500,000
Shares redeemed	(1,850,000)	(2,600,000)	(6,700,000)	(13,800,000)

Net increase (decrease) in shares outstanding	200,000	600,000	1,650,000	(6,300,000)

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$151,770,315	$285,568,133	$203,360,161	$324,503,586
Net realized gain	704,029,083	694,436,404	573,619,581	352,802,338
Net change in unrealized appreciation/depreciation	1,050,179,699	668,526,709	448,156,766	1,842,772,427

Net increase in net assets resulting from operations	1,905,979,097	1,648,531,246	1,225,136,508	2,520,078,351

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(146,275,718)	(286,765,279)	(193,646,565)	(323,319,494)

Total distributions to shareholders	(146,275,718)	(286,765,279)	(193,646,565)	(323,319,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,473,681,402	4,995,825,191	2,637,232,137	4,056,437,164
Cost of shares redeemed	(2,291,910,927)	(3,634,031,103)	(1,794,700,386)	(1,540,053,972)

Net increase (decrease) in net assets from capital share transactions	(818,229,525)	1,361,794,088	842,531,751	2,516,383,192

INCREASE IN NET ASSETS	941,473,854	2,723,560,055	1,874,021,694	4,713,142,049

NET ASSETS
Beginning of period	19,406,502,276	16,682,942,221	16,970,611,132	12,257,469,083

End of period	$20,347,976,130	$19,406,502,276	$18,844,632,826	$16,970,611,132

Undistributed net investment income included in net assets at end of period	$6,106,433	$611,836	$10,897,688	$1,184,092

SHARES ISSUED AND REDEEMED
Shares sold	19,550,000	74,700,000	31,200,000	55,650,000
Shares redeemed	(30,900,000)	(55,350,000)	(21,350,000)	(21,450,000)

Net increase (decrease) in shares outstanding	(11,350,000)	19,350,000	9,850,000	34,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$175,034,163	$313,556,653	$22,236,904	$50,786,230
Net realized gain	2,138,798,343	1,173,367,493	274,507,227	95,700,698
Net change in unrealized appreciation/depreciation	557,491,655	1,067,447,312	502,653,860	442,235,797

Net increase in net assets resulting from operations	2,871,324,161	2,554,371,458	799,397,991	588,722,725

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(171,226,414)	(342,006,203)	(20,962,674)	(59,944,742)

Total distributions to shareholders	(171,226,414)	(342,006,203)	(20,962,674)	(59,944,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,460,899,140	76,348,474,119	1,465,634,477	2,257,006,853
Cost of shares redeemed	(36,643,055,913)	(72,031,088,227)	(1,229,224,776)	(2,106,417,824)

Net increase in net assets from capital share transactions	3,817,843,227	4,317,385,892	236,409,701	150,589,029

INCREASE IN NET ASSETS	6,517,940,974	6,529,751,147	1,014,845,018	679,367,012

NET ASSETS
Beginning of period	21,400,064,656	14,870,313,509	4,785,404,967	4,106,037,955

End of period	$27,918,005,630	$21,400,064,656	$5,800,249,985	$4,785,404,967

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,912,448	$(1,895,301)	$1,220,335	$(53,895)

SHARES ISSUED AND REDEEMED
Shares sold	408,350,000	922,550,000	12,750,000	23,750,000
Shares redeemed	(372,950,000)	(875,500,000)	(11,000,000)	(22,400,000)

Net increase in shares outstanding	35,400,000	47,050,000	1,750,000	1,350,000

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,630,648	$103,337,781
Net realized gain	275,240,327	157,313,229
Net change in unrealized appreciation/depreciation	186,479,797	479,533,387

Net increase in net assets resulting from operations	517,350,772	740,184,397

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,835,085)	(108,778,402)

Total distributions to shareholders	(49,835,085)	(108,778,402)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	860,872,116	1,985,702,280
Cost of shares redeemed	(628,247,524)	(1,613,214,219)

Net increase in net assets from capital share transactions	232,624,592	372,488,061

INCREASE IN NET ASSETS	700,140,279	1,003,894,056

NET ASSETS
Beginning of period	5,038,203,679	4,034,309,623

End of period	$5,738,343,958	$5,038,203,679

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,506,075	$(3,289,488)

SHARES ISSUED AND REDEEMED
Shares sold	9,900,000	26,500,000
Shares redeemed	(7,300,000)	(21,750,000)

Net increase in shares outstanding	2,600,000	4,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$35.58	$32.67	$30.31	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.40	0.70	0.61	0.53	0.27
Net realized and unrealized gain[c]	2.51	3.42	2.26	3.07	2.10

Total from investment operations	2.91	4.12	2.87	3.60	2.37

Less distributions from:
Net investment income	(0.36)	(1.21)	(0.51)	(0.57)	(0.25)

Total distributions	(0.36)	(1.21)	(0.51)	(0.57)	(0.25)

Net asset value, end of period	$38.13	$35.58	$32.67	$30.31	$27.28

Total return	8.21%[d,e]	12.99%	9.67%	13.46%	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$66,728	$53,371	$127,430	$15,156	$6,820
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	2.13%	2.19%	2.08%	1.90%	2.03%
Portfolio turnover rate[g]	4%	6%	7%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been 8.18%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$37.58	$35.18	$31.42	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.36	0.66	0.50	0.44	0.23
Net realized and unrealized gain[c]	3.11	2.40	3.76	3.65	2.62

Total from investment operations	3.47	3.06	4.26	4.09	2.85

Less distributions from:
Net investment income	(0.35)	(0.66)	(0.50)	(0.41)	(0.18)

Total distributions	(0.35)	(0.66)	(0.50)	(0.41)	(0.18)

Net asset value, end of period	$40.70	$37.58	$35.18	$31.42	$27.74

Total return	9.28%[d,e]	8.82%	13.77%	14.95%	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$390,707	$385,151	$348,272	$370,726	$155,370
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	1.81%	1.88%	1.61%	1.56%	1.67%
Portfolio turnover rate[g]	11%	16%	18%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been 9.25%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$34.54	$30.22	$29.44	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.42	0.77	0.68	0.58	0.33
Net realized and unrealized gain[c]	2.02	4.33	0.91	2.53	1.55

Total from investment operations	2.44	5.10	1.59	3.11	1.88

Less distributions from:
Net investment income	(0.37)	(0.78)	(0.81)	(0.56)	(0.23)

Total distributions	(0.37)	(0.78)	(0.81)	(0.56)	(0.23)

Net asset value, end of period	$36.61	$34.54	$30.22	$29.44	$26.89

Total return	7.08%[d]	17.19%	5.66%	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$107,986	$94,992	$64,971	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.29%	2.49%	2.42%	2.18%	2.41%
Portfolio turnover rate[f]	14%	17%	24%	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$87.30	$78.02	$73.86	$64.57	$43.48	$71.98

Income from investment operations:
Net investment income[a]	0.89	1.67	1.36	1.21	1.10	1.33
Net realized and unrealized gain (loss)[b]	6.74	9.31	4.17	9.29	21.08	(28.60)

Total from investment operations	7.63	10.98	5.53	10.50	22.18	(27.27)

Less distributions from:
Net investment income	(0.84)	(1.70)	(1.37)	(1.21)	(1.09)	(1.23)

Total distributions	(0.84)	(1.70)	(1.37)	(1.21)	(1.09)	(1.23)

Net asset value, end of period	$94.09	$87.30	$78.02	$73.86	$64.57	$43.48

Total return	8.76%[c]	14.30%	7.70%	16.54%	51.34%	(38.21)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,898,865	$7,185,100	$6,912,836	$7,082,910	$5,378,740	$3,900,268
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.93%	2.12%	1.91%	1.83%	1.96%	2.38%
Portfolio turnover rate[e]	4%	5%	6%	7%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$71.43	$66.11	$60.47	$51.98	$35.31	$54.56

Income from investment operations:
Net investment income[a]	0.58	1.14	0.84	0.74	0.69	0.64
Net realized and unrealized gain (loss)[b]	6.71	5.30	5.61	8.51	16.67	(19.27)

Total from investment operations	7.29	6.44	6.45	9.25	17.36	(18.63)

Less distributions from:
Net investment income	(0.56)	(1.12)	(0.81)	(0.76)	(0.69)	(0.62)

Total distributions	(0.56)	(1.12)	(0.81)	(0.76)	(0.69)	(0.62)

Net asset value, end of period	$78.16	$71.43	$66.11	$60.47	$51.98	$35.31

Total return	10.23%[c]	9.89%	10.83%	18.01%	49.42%	(34.32)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,347,976	$19,406,502	$16,682,942	$13,573,606	$11,404,105	$8,425,956
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.54%	1.73%	1.41%	1.39%	1.53%	1.41%
Portfolio turnover rate[e]	14%	17%	19%	24%	19%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$81.24	$70.16	$68.67	$61.06	$40.74	$72.99

Income from investment operations:
Net investment income[a]	0.95	1.75	1.51	1.34	1.24	1.80
Net realized and unrealized gain (loss)[b]	4.85	11.03	1.49	7.60	20.30	(32.31)

Total from investment operations	5.80	12.78	3.00	8.94	21.54	(30.51)

Less distributions from:
Net investment income	(0.89)	(1.70)	(1.51)	(1.33)	(1.22)	(1.74)

Total distributions	(0.89)	(1.70)	(1.51)	(1.33)	(1.22)	(1.74)

Net asset value, end of period	$86.15	$81.24	$70.16	$68.67	$61.06	$40.74

Total return	7.16%[c]	18.52%	4.60%	14.95%	53.28%	(42.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,844,633	$16,970,611	$12,257,469	$12,027,603	$9,263,159	$6,164,690
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.22%	2.42%	2.32%	2.17%	2.33%	3.16%
Portfolio turnover rate[e]	11%	16%	21%	24%	24%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$94.46	$82.84	$84.22	$67.85	$42.25	$68.58

Income from investment operations:
Net investment income[a]	0.76	1.59	1.08	0.84	0.74	0.96
Net realized and unrealized gain (loss)[b]	12.07	11.73	(1.35)	16.42	25.61	(26.38)

Total from investment operations	12.83	13.32	(0.27)	17.26	26.35	(25.42)

Less distributions from:
Net investment income	(0.71)	(1.70)	(1.11)	(0.89)	(0.75)	(0.91)

Total distributions	(0.71)	(1.70)	(1.11)	(0.89)	(0.75)	(0.91)

Net asset value, end of period	$106.58	$94.46	$82.84	$84.22	$67.85	$42.25

Total return	13.63%[c]	16.36%	(0.18)%	25.68%	62.62%	(37.33)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,918,006	$21,400,065	$14,870,314	$17,632,155	$13,243,794	$7,835,703
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.51%	1.91%	1.40%	1.18%	1.28%	1.68%
Portfolio turnover rate[e]	12%	19%	21%	20%	22%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$107.78	$95.38	$95.40	$73.31	$46.05	$72.89

Income from investment operations:
Net investment income[a]	0.50	1.21	0.64	0.50	0.41	0.51
Net realized and unrealized gain (loss)[b]	17.87	12.62	0.01	22.12	27.27	(26.84)

Total from investment operations	18.37	13.83	0.65	22.62	27.68	(26.33)

Less distributions from:
Net investment income	(0.47)	(1.43)	(0.67)	(0.53)	(0.42)	(0.51)

Total distributions	(0.47)	(1.43)	(0.67)	(0.53)	(0.42)	(0.51)

Net asset value, end of period	$125.68	$107.78	$95.38	$95.40	$73.31	$46.05

Total return	17.07%[c]	14.70%	0.75%	31.01%	60.21%	(36.24)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,800,250	$4,785,405	$4,106,038	$4,431,547	$3,497,006	$2,157,371
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.87%	1.27%	0.73%	0.64%	0.65%	0.83%
Portfolio turnover rate[e]	26%	32%	37%	36%	36%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$83.97	$73.02	$75.44	$63.84	$39.48	$66.07

Income from investment operations:
Net investment income[a]	0.90	1.82	1.36	1.06	0.96	1.31
Net realized and unrealized gain (loss)[b]	7.62	11.03	(2.39)	11.78	24.40	(26.58)

Total from investment operations	8.52	12.85	(1.03)	12.84	25.36	(25.27)

Less distributions from:
Net investment income	(0.82)	(1.90)	(1.39)	(1.24)	(1.00)	(1.32)

Total distributions	(0.82)	(1.90)	(1.39)	(1.24)	(1.00)	(1.32)

Net asset value, end of period	$91.67	$83.97	$73.02	$75.44	$63.84	$39.48

Total return	10.18%[c]	17.95%	(1.20)%	20.42%	64.65%	(38.70)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,738,344	$5,038,204	$4,034,310	$4,696,369	$4,190,927	$2,556,631
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.05%	2.46%	1.98%	1.62%	1.79%	2.39%
Portfolio turnover rate[e]	23%	29%	32%	32%	38%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Russell Top 200	iShares Russell Top 200 Index Fund	Diversified
Russell Top 200 Growth	iShares Russell Top 200 Growth Index Fund	Diversified
Russell Top 200 Value	iShares Russell Top 200 Value Index Fund	Diversified
Russell 1000	iShares Russell 1000 Index Fund	Diversified
Russell 1000 Growth	iShares Russell 1000 Growth Index Fund	Diversified
Russell 1000 Value	iShares Russell 1000 Value Index Fund	Diversified
Russell 2000	iShares Russell 2000 Index Fund	Diversified
Russell 2000 Growth	iShares Russell 2000 Growth Index Fund	Diversified
Russell 2000 Value	iShares Russell 2000 Value Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

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iSHARES® TRUST

transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Top 200
Assets:
Common Stocks	$66,579,418	$—	$—	$66,579,418
Money Market Funds	415,254	—	—	415,254

	$66,994,672	$—	$—	$66,994,672

Russell Top 200 Growth
Assets:
Common Stocks	$389,853,176	$—	$—	$389,853,176
Money Market Funds	4,581,016	—	—	4,581,016

	$394,434,192	$—	$—	$394,434,192

Russell Top 200 Value
Assets:
Common Stocks	$107,783,272	$—	$—	$107,783,272
Money Market Funds	94,727	—	—	94,727

	$107,877,999	$—	$—	$107,877,999

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell 1000
Assets:
Common Stocks	$7,883,830,771	$—	$—	$7,883,830,771
Money Market Funds	213,247,938	—	—	213,247,938
Liabilities:
Future Contracts[a]	(8,417)	—	—	(8,417)

	$8,097,070,292	$—	$—	$8,097,070,292

Russell 1000 Growth
Assets:
Common Stocks	$20,325,128,593	$—	$—	$20,325,128,593
Money Market Funds	819,186,564	—	—	819,186,564

	$21,144,315,157	$—	$—	$21,144,315,157

Russell 1000 Value
Assets:
Common Stocks	$18,796,959,614	$—	$—	$18,796,959,614
Money Market Funds	439,138,321	—	—	439,138,321

	$19,236,097,935	$—	$—	$19,236,097,935

Russell 2000
Assets:
Common Stocks	$27,881,285,407	$31,208	$2,761	$27,881,319,376
Investment Companies	3,798,953	—	—	3,798,953
Money Market Funds	4,485,323,007	—	—	4,485,323,007

	$32,370,407,367	$31,208	$2,761	$32,370,441,336

Russell 2000 Growth
Assets:
Common Stocks	$5,796,603,389	$5,965	$—	$5,796,609,354
Money Market Funds	925,639,776	—	—	925,639,776

	$6,722,243,165	$5,965	$—	$6,722,249,130

Russell 2000 Value
Assets:
Common Stocks	$5,725,130,535	$14,810	$1,734	$5,725,147,079
Investment Companies	1,615,239	—	—	1,615,239
Money Market Funds	836,834,118	—	—	836,834,118

	$6,563,579,892	$14,810	$1,734	$6,563,596,436

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

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iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $141 billion[b]
0.1715	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $141 billion[b]
0.2144	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

Effective July 1, 2013, for its investment advisory services to each of the iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to each of the iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF, BFA was entitled to an annual investment advisory fee of 0.20% based on each Fund’s average daily net assets.

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iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Russell Top 200	$45
Russell Top 200 Growth	1,188
Russell Top 200 Value	91
Russell 1000	227,280
Russell 1000 Growth	871,192

iShares ETF	Securities Lending Agent Fees
Russell 1000 Value	$443,644
Russell 2000	13,203,498
Russell 2000 Growth	4,453,769
Russell 2000 Value	1,531,377

The iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value ETFs each received a payment from BTC for an operational oversight. The payment is reported in the statements of operations under “Payment from affiliate”.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	607	165	(47)	725	$196,200	$2,322	$3,198
PNC Financial Services Group Inc. (The)	2,527	623	(204)	2,946	213,438	2,333	1,143

					$409,638	$4,655	$4,341

Russell Top 200 Growth
BlackRock Inc.	4,776	128	(1,887)	3,017	$816,461	$13,267	$117,275

Russell Top 200 Value
BlackRock Inc.	987	1,280	(751)	1,516	$410,260	$4,304	$57,270
PNC Financial Services Group Inc. (The)	8,830	6,766	(6,098)	9,498	688,130	9,412	55,487

					$1,098,390	$13,716	$112,757

Russell 1000
BlackRock Inc.	56,869	7,347	(4,690)	59,526	$16,108,926	$199,732	$498,621
PNC Financial Services Group Inc. (The)	236,916	26,388	(22,138)	241,166	17,472,477	212,203	267,956

					$33,581,403	$411,935	$766,577

Russell 1000 Growth
BlackRock Inc.	171,055	11,645	(76,476)	106,224	$28,746,339	$456,061	$3,827,258

Russell 1000 Value
BlackRock Inc.	120,912	73,807	(8,701)	186,018	$50,340,191	$523,293	$466,971
PNC Financial Services Group Inc. (The)	1,078,570	177,334	(90,071)	1,165,833	84,464,601	982,917	683,631

					$134,804,792	$1,506,210	$1,150,602

Russell 2000
BlackRock Kelso Capital Corp.	1,167,175	2,132,750	(1,964,980)	1,334,945	$12,668,628	$653,682	$(76,426)
PennyMac Financial Services Inc. Class A	—	372,323	(142,032)	230,291	4,327,168	—	(19,786)
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	19,972,711	1,003,919	—

					$36,968,507	$1,657,601	$(96,212)

Russell 2000 Value
BlackRock Kelso Capital Corp.	529,264	117,788	(85,561)	561,491	$5,328,550	$290,933	$(26,828)
PennyMac Financial Services Inc. Class A	—	101,225	(3,510)	97,715	1,836,065	—	(5,981)
PennyMac Mortgage Investment Trust	432,461	—	—	432,461	9,808,215	493,006	—

					$16,972,830	$783,939	$(32,809)

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$2,563,745	$2,537,884
Russell Top 200 Growth	44,102,643	44,291,440
Russell Top 200 Value	15,277,007	15,200,368
Russell 1000	273,552,908	270,961,006
Russell 1000 Growth	2,728,976,509	2,727,633,755
Russell 1000 Value	1,949,633,310	1,934,561,107
Russell 2000	2,905,147,649	2,885,955,528
Russell 2000 Growth	1,324,787,433	1,320,986,783
Russell 2000 Value	1,266,187,481	1,259,201,080

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$12,838,247	$3,523,727
Russell Top 200 Growth	5,784,459	30,300,697
Russell Top 200 Value	74,315,126	67,560,085
Russell 1000	756,576,724	611,871,057
Russell 1000 Growth	1,466,655,615	2,271,698,264
Russell 1000 Value	2,618,649,690	1,797,600,437
Russell 2000	39,998,862,151	36,197,421,217
Russell 2000 Growth	1,451,127,100	1,215,751,965
Russell 2000 Value	848,987,204	617,887,356

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a, Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Russell Top 200	$329,493
Russell Top 200 Growth	4,043,985
Russell 1000	202,187,371
Russell 1000 Growth	782,224,656

iShares ETF	Market Value of Securities on Loan
Russell 1000 Value	$408,950,212
Russell 2000	4,336,556,803
Russell 2000 Growth	895,453,628
Russell 2000 Value	803,836,145

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$681,816	$—	$—	$—	$—	$—	$6,757	$688,573
Russell Top 200 Growth	14,054,356	—	—	—	—	—	3,894,801	17,949,157
Russell Top 200 Value	994,774	—	—	—	—	—	3,410,225	4,404,999
Russell 1000	73,996,748	3,566,065	707,111	—	56,902,659	198,974,722	9,763,988	343,911,293
Russell 1000 Growth	650,548,067	76,953,145	38,155,726	—	659,755,548	1,537,593,620	398,954,951	3,361,961,057
Russell 1000 Value	—	—	—	—	—	1,038,221,879	147,982,939	1,186,204,818
Russell 2000	961,238,856	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	2,727,016,636
Russell 2000 Growth	260,725,538	39,417,433	—	10,051,978	291,496,992	592,964,832	276,373,290	1,471,030,063
Russell 2000 Value	13,636,702	—	—	—	53,497,674	571,795,686	113,368,565	752,298,627

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$59,669,477	$9,049,055	$(1,723,860)	$7,325,195
Russell Top 200 Growth	308,978,243	87,272,232	(1,816,283)	85,455,949
Russell Top 200 Value	104,494,760	6,215,823	(2,832,584)	3,383,239
Russell 1000	7,053,525,977	1,561,765,355	(518,212,623)	1,043,552,732
Russell 1000 Growth	16,809,232,033	4,508,958,692	(173,875,568)	4,335,083,124
Russell 1000 Value	17,168,856,031	3,000,529,516	(933,287,612)	2,067,241,904
Russell 2000	34,355,069,019	1,118,684,019	(3,103,311,702)	(1,984,627,683)
Russell 2000 Growth	5,933,404,813	1,064,582,504	(275,738,187)	788,844,317
Russell 2000 Value	6,278,606,800	766,329,336	(481,339,700)	284,989,636

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Russell 1000 ETF as of September 30, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$(8,417)

[a]	Represents cumulative depreciation of futures contracts as reported in the summary schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Russell 1000 ETF during the six months ended September 30, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,601,961	$(331,112)

For the six months ended September 30, 2013, the average quarter-end number of contracts and notional value of open futures contracts for the iShares Russell 1000 ETF were 330 and $27,481,385, respectively.

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P

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Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the plaintiffs’ request to amend the complaint was September 17, 2013. The plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The plaintiffs filed a notice of appeal on November 8, 2013.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I.  iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF and iShares Russell 1000 ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a

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comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares Russell 1000 Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

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or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the

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analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the

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Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for a breakpoint in the Funds’ investment advisory fee rates as the aggregate assets of certain iShares Funds, including the Funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III.  Shares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any,

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Contract (Continued)

iSHARES® TRUST

exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.363834	$—	$0.000803	$0.364637	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.353071	—	0.001418	0.354489	100	—	0	[a]	100
Russell Top 200 Value	0.373689	—	0.000337	0.374026	100	—	0	[a]	100
Russell 1000	0.827703	—	0.008023	0.835726	99	—	1		100
Russell 1000 Growth	0.552444	—	0.002888	0.555332	99	—	1		100
Russell 1000 Value	0.880673	—	0.010787	0.891460	99	—	1		100
Russell 2000	0.629632	—	0.083903	0.713535	88	—	12		100
Russell 2000 Growth	0.456209	—	0.011168	0.467377	98	—	2		100
Russell 2000 Value	0.768748	—	0.048808	0.817556	94	—	6		100

[a]	Rounds to less than 1%.

92	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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                  iS-SAR-35-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell 3000 Growth ETF | IWZ | NYSE Arca
➢	iShares Russell 3000 Value ETF | IWW | NYSE Arca
➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL 3000 ETF

Performance as of September 30, 2013

The iShares Russell 3000 ETF (the “Fund”), formerly the iShares Russell 3000 Index Fund, seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 9.09%, net of fees, while the total return for the Index was 9.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.35%	21.53%	21.60%	21.35%	21.53%	21.60%
5 Years	10.42%	10.21%	10.58%	64.16%	62.58%	65.31%
10 Years	7.96%	7.95%	8.11%	115.12%	114.86%	118.10%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,090.90	$1.05	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector/Investment Type	Percentage of Net Assets

Information Technology	17.87%
Financials	17.38
Consumer Discretionary	13.36
Health Care	12.60
Industrials	11.38
Energy	9.48
Consumer Staples	8.66
Materials	3.81
Utilities	3.16
Telecommunication Services	2.16
Investment Companies	0.00 [a]
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	2.36%
Exxon Mobil Corp.	2.02
Microsoft Corp.	1.47
General Electric Co.	1.31
Johnson & Johnson	1.29
Google Inc. Class A	1.25
Chevron Corp.	1.24
Procter & Gamble Co. (The)	1.09
Berkshire Hathaway Inc. Class B	1.08
Wells Fargo & Co.	1.05

TOTAL	14.16%

[a]	Rounds to less than 0.01%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL 3000 GROWTH ETF

Performance as of September 30, 2013

The iShares Russell 3000 Growth ETF (the “Fund”), formerly the iShares Russell 3000 Growth Index Fund, seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics, as represented by the Russell 3000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 10.75%, net of fees, while the total return for the Index was 10.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.06%	20.16%	20.30%	20.06%	20.16%	20.30%
5 Years	11.93%	11.80%	12.16%	75.65%	74.70%	77.52%
10 Years	7.75%	7.75%	7.99%	111.01%	110.85%	115.61%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.50	$1.32	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Information Technology	26.32%
Consumer Discretionary	19.66
Health Care	12.91
Industrials	12.44
Consumer Staples	11.66
Financials	5.48
Energy	4.75
Materials	4.57
Telecommunication Services	1.91
Utilities	0.22
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	3.52%
Microsoft Corp.	2.89
Google Inc. Class A	2.45
International Business Machines Corp.	2.00
Coca-Cola Co. (The)	1.51
Philip Morris International Inc.	1.47
Verizon Communications Inc.	1.39
PepsiCo Inc.	1.28
Oracle Corp.	1.22
Schlumberger Ltd.	1.22

TOTAL	18.95%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 3000 VALUE ETF

Performance as of September 30, 2013

The iShares Russell 3000 Value ETF (the “Fund”), formerly the iShares Russell 3000 Value Index Fund, seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics, as represented by the Russell 3000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.39%, net of fees, while the total return for the Index was 7.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.37%	22.45%	22.67%	22.37%	22.45%	22.67%
5 Years	8.69%	8.62%	8.89%	51.71%	51.16%	53.05%
10 Years	7.88%	7.87%	8.09%	113.44%	113.38%	117.61%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.90	$1.30	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector/Investment type	Percentage of Net Assets

Financials	29.66%
Energy	14.36
Health Care	12.29
Industrials	10.29
Information Technology	9.14
Consumer Discretionary	6.85
Utilities	6.19
Consumer Staples	5.55
Materials	3.03
Telecommunication Services	2.43
Investment Companies	0.00 [a]
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

[a]	Rounds to less than 0.01%.

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	4.11%
General Electric Co.	2.65
Chevron Corp.	2.53
Johnson & Johnson	2.28
Procter & Gamble Co. (The)	2.23
Berkshire Hathaway Inc. Class B	2.19
Wells Fargo & Co.	2.14
J.P. Morgan Chase & Co.	2.10
Pfizer Inc.	2.06
AT&T Inc.	1.95

TOTAL	24.24%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MICRO-CAP ETF

Performance as of September 30, 2013

The iShares Micro-Cap ETF (the “Fund”), formerly the iShares Russell Microcap Index Fund, seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 17.28%, net of fees, while the total return for the Index was 17.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.84%	31.70%	32.12%	31.84%	31.70%	32.12%
5 Years	10.43%	10.30%	11.12%	64.21%	63.26%	69.45%
Since Inception	5.01%	5.01%	5.70%	48.87%	48.81%	57.03%

Index performance through July 1, 2006 reflects the performance of the Russell Microcap XTM Index. Index performance beginning on July 2, 2006 reflects the performance of the Russell Microcap® Index.

The inception date of the Fund was 8/12/05. The first day of secondary market trading was 8/16/05.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,172.80	$3.27	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector/Investment Type	Percentage of Net Assets

Financials	26.76%
Health Care	16.92
Information Technology	16.57
Industrials	13.33
Consumer Discretionary	12.53
Energy	4.22
Consumer Staples	3.12
Materials	3.02
Telecommunication Services	2.23
Utilities	1.08
Investment Companies	0.08
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Methode Electronics Inc.	0.33%
Multimedia Games Holding Co. Inc.	0.32
Red Robin Gourmet Burgers Inc.	0.31
Cray Inc.	0.30
Boulder Brands Inc.	0.30
Blucora Inc.	0.30
Raptor Pharmaceutical Corp.	0.29
Renasant Corp.	0.27
Leap Wireless International Inc.	0.27
Ellie Mae Inc.	0.27

TOTAL	2.96%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP ETF

Performance as of September 30, 2013

The iShares Russell Mid-Cap ETF (the “Fund”), formerly the iShares Russell Midcap Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 9.98%, net of fees, while the total return for the Index was 10.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.71%	27.86%	27.91%	27.71%	27.86%	27.91%
5 Years	12.82%	12.80%	12.97%	82.79%	82.64%	84.03%
10 Years	10.62%	10.61%	10.78%	174.45%	174.18%	178.29%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,099.80	$1.05	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	19.55%
Consumer Discretionary	17.35
Information Technology	13.80
Industrials	13.01
Health Care	10.97
Energy	6.78
Utilities	6.17
Consumer Staples	5.60
Materials	5.58
Telecommunication Services	1.07
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Pioneer Natural Resources Co.	0.48%
Noble Energy Inc.	0.45
LinkedIn Corp. Class A	0.44
Aon PLC	0.43
Alexion Pharmaceuticals Inc.	0.42
Cigna Corp.	0.41
Whole Foods Market Inc.	0.40
Crown Castle International Corp.	0.40
Applied Materials Inc.	0.39
Kroger Co. (The)	0.39

TOTAL	4.21%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of September 30, 2013

The iShares Russell Mid-Cap Growth ETF (the “Fund”), formerly the iShares Russell Midcap Growth Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 12.35%, net of fees, while the total return for the Index was 12.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.31%	27.45%	27.54%	27.31%	27.45%	27.54%
5 Years	13.69%	13.69%	13.92%	89.96%	89.95%	91.83%
10 Years	9.93%	9.93%	10.16%	157.79%	157.71%	163.24%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.50	$1.33	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Consumer Discretionary	24.83%
Information Technology	16.64
Industrials	14.59
Health Care	13.31
Financials	8.18
Consumer Staples	8.04
Energy	6.35
Materials	5.81
Telecommunication Services	1.47
Utilities	0.71
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

LinkedIn Corp. Class A	0.83%
Alexion Pharmaceuticals Inc.	0.79
Whole Foods Market Inc.	0.76
Crown Castle International Corp.	0.75
Kroger Co. (The)	0.73
Discovery Communications Inc. Series A	0.72
Intuit Inc.	0.69
Actavis Inc.	0.68
Pioneer Natural Resources Co.	0.66
T. Rowe Price Group Inc.	0.65

TOTAL	7.26%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of September 30, 2013

The iShares Russell Mid-Cap Value ETF (the “Fund”), formerly the iShares Russell Midcap Value Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.51%, net of fees, while the total return for the Index was 7.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.47%	27.52%	27.77%	27.47%	27.52%	27.77%
5 Years	11.68%	11.65%	11.86%	73.75%	73.47%	75.15%
10 Years	10.74%	10.74%	10.91%	177.36%	177.40%	181.74%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.10	$1.30	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	32.43%
Utilities	12.36
Industrials	11.21
Information Technology	10.56
Consumer Discretionary	8.88
Health Care	8.33
Energy	7.26
Materials	5.33
Consumer Staples	2.84
Telecommunication Services	0.62
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Noble Energy Inc.	0.83%
Sempra Energy	0.82
Cigna Corp.	0.82
PPL Corp.	0.76
Prologis Inc.	0.74
HCP Inc.	0.74
Micron Technology Inc.	0.71
Cardinal Health Inc.	0.70
Health Care REIT Inc.	0.70
SunTrust Banks Inc.	0.69

TOTAL	7.51%

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	187,573	$22,039,828	0.47%
United Technologies Corp.	227,283	24,505,653	0.52
Other securities[a]		71,917,848	1.54

		118,463,329	2.53
AIR FREIGHT & LOGISTICS
Other securities[a]		31,694,559	0.68

		31,694,559	0.68
AIRLINES
Other securities[a]		15,152,943	0.32

		15,152,943	0.32
AUTO COMPONENTS
Other securities[a]		25,200,241	0.54

		25,200,241	0.54
AUTOMOBILES
Other securities[a]		31,875,340	0.68

		31,875,340	0.68
BEVERAGES
Coca-Cola Co. (The)	946,741	35,862,549	0.77
PepsiCo Inc.	382,806	30,433,077	0.65
Other securities[a]		16,424,015	0.35

		82,719,641	1.77
BIOTECHNOLOGY
Amgen Inc.	185,465	20,760,952	0.44
Gilead Sciences Inc.[b]	377,184	23,702,243	0.51
Other securities[a]		77,297,056	1.65

		121,760,251	2.60
BUILDING PRODUCTS
Other securities[a]		9,562,888	0.20

		9,562,888	0.20
CAPITAL MARKETS
BlackRock Inc.[c]	32,255	8,728,848	0.19
BlackRock Kelso Capital Corp.[c]	16,668	158,179	—
Goldman Sachs Group Inc. (The)	113,359	17,934,527	0.38
Other securities[a]		78,346,245	1.68

		105,167,799	2.25

Security	Shares	Value	% of Net Assets

CHEMICALS
Other securities[a]		$117,764,936	2.51%

		117,764,936	2.51
COMMERCIAL BANKS
PNC Financial Services Group Inc. (The)[c]	130,846	9,479,793	0.20
Wells Fargo & Co.	1,194,899	49,373,227	1.05
Other securities[a]		88,333,927	1.89

		147,186,947	3.14
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		28,453,868	0.61

		28,453,868	0.61
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,322,933	30,983,091	0.66
QUALCOMM Inc.	428,206	28,843,956	0.62
Other securities[a]		20,323,634	0.43

		80,150,681	1.71
COMPUTERS & PERIPHERALS
Apple Inc.	232,272	110,735,676	2.36
Other securities[a]		44,474,942	0.95

		155,210,618	3.31
CONSTRUCTION & ENGINEERING
Other securities[a]		14,167,306	0.30

		14,167,306	0.30
CONSTRUCTION MATERIALS
Other securities[a]		4,276,549	0.09

		4,276,549	0.09
CONSUMER FINANCE
American Express Co.	234,172	17,684,669	0.38
Other securities[a]		21,800,875	0.46

		39,485,544	0.84
CONTAINERS & PACKAGING
Other securities[a]		16,786,924	0.36

		16,786,924	0.36
DISTRIBUTORS
Other securities[a]		6,401,677	0.14

		6,401,677	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		8,796,667	0.19

		8,796,667	0.19

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	2,668,358	$36,823,340	0.79%
Berkshire Hathaway Inc. Class Bb	445,402	50,557,581	1.08
Citigroup Inc.	753,175	36,536,519	0.78
J.P. Morgan Chase & Co.	935,460	48,353,927	1.03
Other securities[a]		26,524,917	0.56

		198,796,284	4.24
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,331,571	45,033,731	0.96
Verizon Communications Inc.	708,195	33,044,379	0.71
Other securities[a]		11,358,482	0.24

		89,436,592	1.91
ELECTRIC UTILITIES
Other securities[a]		76,576,568	1.64

		76,576,568	1.64
ELECTRICAL EQUIPMENT
Other securities[a]		38,403,130	0.82

		38,403,130	0.82
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		30,464,836	0.65

		30,464,836	0.65
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	329,471	29,112,058	0.62
Other securities[a]		58,279,592	1.25

		87,391,650	1.87
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	398,637	29,483,193	0.63
Other securities[a]		65,391,186	1.40

		94,874,379	2.03
FOOD PRODUCTS
Other securities[a]		75,770,940	1.62

		75,770,940	1.62
GAS UTILITIES
Other securities[a]		11,802,835	0.25

		11,802,835	0.25

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		$98,859,257	2.11%

		98,859,257	2.11
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	252,123	18,054,528	0.39
Other securities[a]		84,272,561	1.79

		102,327,089	2.18
HEALTH CARE TECHNOLOGY
Other securities[a]		7,961,570	0.17

		7,961,570	0.17
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	248,472	23,905,491	0.51
Other securities[a]		71,955,439	1.54

		95,860,930	2.05
HOUSEHOLD DURABLES
Other securities[a]		24,665,923	0.53

		24,665,923	0.53
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	678,315	51,273,831	1.09
Other securities[a]		29,609,546	0.64

		80,883,377	1.73
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		6,888,159	0.15

		6,888,159	0.15
INDUSTRIAL CONGLOMERATES
3M Co.	170,613	20,372,899	0.43
General Electric Co.	2,558,988	61,134,223	1.31
Other securities[a]		11,642,359	0.25

		93,149,481	1.99
INSURANCE
American International Group Inc.	365,081	17,753,889	0.38
Other securities[a]		131,147,646	2.80

		148,901,535	3.18
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	91,019	28,456,180	0.61
Other securities[a]		27,283,718	0.58

		55,739,898	1.19

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	320,752	$17,894,754	0.38%
Facebook Inc. Class Ab	421,598	21,181,083	0.45
Google Inc. Class Ab	66,740	58,458,233	1.25
Other securities[a]		35,491,225	0.76

		133,025,295	2.84
IT SERVICES
International Business Machines Corp.	257,651	47,711,812	1.02
MasterCard Inc. Class A	28,890	19,436,614	0.41
Visa Inc. Class A	129,500	24,747,450	0.53
Other securities[a]		68,848,908	1.47

		160,744,784	3.43
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		8,998,095	0.19

		8,998,095	0.19
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		30,165,164	0.64

		30,165,164	0.64
MACHINERY
Other securities[a]		103,209,677	2.20

		103,209,677	2.20
MARINE
Other securities[a]		1,531,867	0.03

		1,531,867	0.03
MEDIA
Comcast Corp. Class A	649,572	29,328,176	0.63
Walt Disney Co. (The)	445,830	28,751,577	0.61
Other securities[a]		118,442,802	2.53

		176,522,555	3.77
METALS & MINING
Other securities[a]		31,081,975	0.66

		31,081,975	0.66
MULTI-UTILITIES
Other securities[a]		48,829,179	1.04

		48,829,179	1.04

Security	Shares	Value	% of Net Assets

MULTILINE RETAIL
Other securities[a]		$31,422,734	0.67%

		31,422,734	0.67
OFFICE ELECTRONICS
Other securities[a]		3,717,168	0.08

		3,717,168	0.08
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	479,747	58,289,261	1.24
ConocoPhillips	302,295	21,012,525	0.45
Exxon Mobil Corp.	1,100,290	94,668,952	2.02
Occidental Petroleum Corp.	199,128	18,626,433	0.40
Other securities[a]		164,165,634	3.51

		356,762,805	7.62
PAPER & FOREST PRODUCTS
Other securities[a]		8,434,759	0.18

		8,434,759	0.18
PERSONAL PRODUCTS
Other securities[a]		10,652,713	0.23

		10,652,713	0.23
PHARMACEUTICALS
AbbVie Inc.	391,563	17,514,613	0.37
Bristol-Myers Squibb Co.	406,029	18,791,022	0.40
Johnson & Johnson	695,145	60,262,120	1.29
Merck & Co. Inc.	747,438	35,585,523	0.76
Pfizer Inc.	1,655,303	47,523,749	1.01
Other securities[a]		49,642,949	1.07

		229,319,976	4.90
PROFESSIONAL SERVICES
Other securities[a]		18,940,498	0.40

		18,940,498	0.40
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[c]	14,647	332,194	0.01
Other securities[a]		154,304,778	3.29

		154,636,972	3.30
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		7,158,281	0.15

		7,158,281	0.15
ROAD & RAIL
Union Pacific Corp.	115,800	17,988,372	0.38

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$25,898,041	0.56%

		43,886,413	0.94
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,230,583	28,204,962	0.60
Other securities[a]		72,800,304	1.56

		101,005,266	2.16
SOFTWARE
Microsoft Corp.	2,066,697	68,841,677	1.47
Oracle Corp.	878,908	29,153,378	0.62
Other securities[a]		74,585,114	1.59

		172,580,169	3.68
SPECIALTY RETAIL
Home Depot Inc. (The)	361,634	27,429,939	0.59
Other securities[a]		92,103,289	1.96

		119,533,228	2.55
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		40,836,568	0.87

		40,836,568	0.87
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	59,226	—
Other securities[a]		12,731,719	0.27

		12,790,945	0.27
TOBACCO
Philip Morris International Inc.	404,829	35,054,143	0.75
Other securities[a]		25,710,443	0.55

		60,764,586	1.30
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		16,225,915	0.35

		16,225,915	0.35
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		213,528	—

		213,528	—
WATER UTILITIES
Other securities[a]		3,821,959	0.08

		3,821,959	0.08

Security	Shares	Value	% of Net Assets

WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$11,912,708	0.25%

		11,912,708	0.25

TOTAL COMMON STOCKS
(Cost: $4,052,322,963)		4,677,758,923	99.86

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		51,604	—

		51,604	—

TOTAL INVESTMENT COMPANIES
(Cost: $40,250)		51,604	—

WARRANTS

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $231)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	155,330,095	155,330,095	3.32
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	9,375,906	9,375,906	0.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,916,775	3,916,775	0.08

		168,622,776	3.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,622,776)		168,622,776	3.60

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2013

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,220,986,220)	$4,846,433,303	103.46%
Other Assets, Less Liabilities	(162,125,335)	(3.46)

NET ASSETS	$4,684,307,968	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	33,685	$3,957,987	0.93%
Honeywell International Inc.	34,905	2,898,511	0.68
United Technologies Corp.	38,246	4,123,684	0.96
Other securities[a]		4,645,412	1.09

		15,625,594	3.66
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	32,137	2,936,358	0.69
Other securities[a]		1,023,143	0.24

		3,959,501	0.93
AIRLINES
Other securities[a]		1,579,768	0.37

		1,579,768	0.37
AUTO COMPONENTS
Other securities[a]		2,237,007	0.52

		2,237,007	0.52
AUTOMOBILES
Other securities[a]		2,521,575	0.59

		2,521,575	0.59
BEVERAGES
Coca-Cola Co. (The)	169,830	6,433,160	1.51
PepsiCo Inc.	68,663	5,458,709	1.28
Other securities[a]		2,146,970	0.49

		14,038,839	3.28
BIOTECHNOLOGY
Amgen Inc.	33,299	3,727,490	0.87
Biogen Idec Inc.[b]	10,529	2,534,962	0.59
Celgene Corp.[b]	18,519	2,850,630	0.67
Gilead Sciences Inc.[b]	67,726	4,255,902	1.00
Other securities[a]		8,230,794	1.92

		21,599,778	5.05
BUILDING PRODUCTS
Other securities[a]		1,214,279	0.28

		1,214,279	0.28
CAPITAL MARKETS
BlackRock Inc.[c]	2,049	554,500	0.13
Other securities[a]		4,127,116	0.97

		4,681,616	1.10

Security	Shares	Value	% of Net Assets

CHEMICALS
E.I. du Pont de Nemours and Co.	40,810	$2,389,834	0.56%
Monsanto Co.	23,674	2,470,855	0.58
Other securities[a]		10,605,687	2.48

		15,466,376	3.62
COMMERCIAL BANKS
Other securities[a]		138,111	0.03

		138,111	0.03
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		2,288,365	0.54

		2,288,365	0.54
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	76,718	5,167,725	1.21
Other securities[a]		2,098,475	0.49

		7,266,200	1.70
COMPUTERS & PERIPHERALS
Apple Inc.	31,552	15,042,416	3.52
Other securities[a]		2,876,560	0.67

		17,918,976	4.19
CONSTRUCTION & ENGINEERING
Other securities[a]		847,019	0.20

		847,019	0.20
CONSTRUCTION MATERIALS
Other securities[a]		467,580	0.11

		467,580	0.11
CONSUMER FINANCE
American Express Co.	42,044	3,175,163	0.74
Other securities[a]		325,785	0.08

		3,500,948	0.82
CONTAINERS & PACKAGING
Other securities[a]		1,889,553	0.44

		1,889,553	0.44
DISTRIBUTORS
Other securities[a]		1,070,498	0.25

		1,070,498	0.25
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,157,002	0.27

		1,157,002	0.27
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		1,987,846	0.47

		1,987,846	0.47

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	127,033	$5,927,360	1.39%
Other securities[a]		726,337	0.17

		6,653,697	1.56
ELECTRIC UTILITIES
Other securities[a]		223,727	0.05

		223,727	0.05
ELECTRICAL EQUIPMENT
Other securities[a]		4,265,569	1.00

		4,265,569	1.00
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		2,282,865	0.53

		2,282,865	0.53
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	41,303	1,988,740	0.47
Schlumberger Ltd.	59,029	5,215,803	1.22
Other securities[a]		2,848,138	0.66

		10,052,681	2.35
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	19,345	2,226,996	0.52
Wal-Mart Stores Inc.	47,403	3,505,926	0.82
Other securities[a]		4,994,221	1.17

		10,727,143	2.51
FOOD PRODUCTS
Other securities[a]		7,891,766	1.85

		7,891,766	1.85
GAS UTILITIES
Other securities[a]		499,809	0.12

		499,809	0.12
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		8,227,161	1.92

		8,227,161	1.92
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[b]	31,772	1,962,874	0.46
Other securities[a]		6,180,971	1.45

		8,143,845	1.91
HEALTH CARE TECHNOLOGY
Other securities[a]		1,298,828	0.30

		1,298,828	0.30

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	44,513	$4,282,596	1.00%
Starbucks Corp.	33,198	2,555,250	0.60
Other securities[a]		7,719,833	1.81

		14,557,679	3.41
HOUSEHOLD DURABLES
Other securities[a]		1,719,181	0.40

		1,719,181	0.40
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	41,363	2,452,826	0.57
Other securities[a]		2,227,081	0.52

		4,679,907	1.09
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		39,210	0.01

		39,210	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	25,906	3,093,435	0.72
Other securities[a]		438,691	0.11

		3,532,126	0.83
INSURANCE
Other securities[a]		4,143,170	0.97

		4,143,170	0.97
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	16,325	5,103,848	1.19
Priceline.com Inc.[b]	2,293	2,318,108	0.54
Other securities[a]		2,068,483	0.49

		9,490,439	2.22
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	57,587	3,212,779	0.75
Facebook Inc. Class Ab	75,643	3,800,304	0.89
Google Inc. Class Ab	11,975	10,489,022	2.45
Other securities[a]		4,568,761	1.07

		22,070,866	5.16
IT SERVICES
Accenture PLC Class A	28,492	2,098,151	0.49
International Business Machines Corp.	46,224	8,559,760	2.00
MasterCard Inc. Class A	5,189	3,491,055	0.82
Visa Inc. Class A	23,197	4,432,947	1.04
Other securities[a]		8,104,483	1.89

		26,686,396	6.24

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		$1,503,858	0.35%

		1,503,858	0.35
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		2,321,115	0.54

		2,321,115	0.54
MACHINERY
Other securities[a]		9,302,811	2.18

		9,302,811	2.18
MARINE
Other securities[a]		178,804	0.04

		178,804	0.04
MEDIA
Comcast Corp. Class A	107,651	4,860,443	1.14
Twenty-First Century Fox Inc. Class A	64,949	2,175,791	0.51
Viacom Inc. Class B NVS	21,558	1,801,818	0.42
Other securities[a]		11,521,333	2.69

		20,359,385	4.76
METALS & MINING
Other securities[a]		558,505	0.13

		558,505	0.13
MULTILINE RETAIL
Other securities[a]		4,158,954	0.97

		4,158,954	0.97
OFFICE ELECTRONICS
Other securities[a]		9,152	—

		9,152	—
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	11,322	1,916,588	0.45
Other securities[a]		8,338,833	1.95

		10,255,421	2.40
PAPER & FOREST PRODUCTS
Other securities[a]		1,136,134	0.27

		1,136,134	0.27
PERSONAL PRODUCTS
Other securities[a]		1,859,292	0.44

		1,859,292	0.44
PHARMACEUTICALS
AbbVie Inc.	70,316	3,145,235	0.74
Bristol-Myers Squibb Co.	62,747	2,903,931	0.68

Security	Shares	Value	% of Net Assets

Other securities[a]		$7,545,714	1.76%

		13,594,880	3.18
PROFESSIONAL SERVICES
Other securities[a]		2,118,191	0.50

		2,118,191	0.50
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		7,988,717	1.87

		7,988,717	1.87
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		520,865	0.12

		520,865	0.12
ROAD & RAIL
Union Pacific Corp.	20,724	3,219,266	0.75
Other securities[a]		2,709,392	0.64

		5,928,658	1.39
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	49,318	1,986,036	0.46
Other securities[a]		6,262,798	1.47

		8,248,834	1.93
SOFTWARE
Microsoft Corp.	370,814	12,351,814	2.89
Oracle Corp.	157,643	5,229,018	1.22
Other securities[a]		10,395,078	2.44

		27,975,910	6.55
SPECIALTY RETAIL
Home Depot Inc. (The)	64,860	4,919,631	1.15
Lowe’s Companies Inc.	48,260	2,297,659	0.54
TJX Companies Inc. (The)	31,891	1,798,334	0.42
Other securities[a]		9,450,676	2.21

		18,466,300	4.32
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	31,405	2,281,259	0.53
Other securities[a]		4,501,077	1.06

		6,782,336	1.59
THRIFTS & MORTGAGE FINANCE
Other securities[a]		458,500	0.11

		458,500	0.11
TOBACCO
Altria Group Inc.	89,127	3,061,512	0.72
Philip Morris International Inc.	72,620	6,288,166	1.47

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$1,302,128	0.30%

		10,651,806	2.49
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		2,318,511	0.54

		2,318,511	0.54
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		4,688	—

		4,688	—
WATER UTILITIES
Other securities[a]		192,765	0.05

		192,765	0.05
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		1,497,213	0.35

		1,497,213	0.35

TOTAL COMMON STOCKS
(Cost: $316,840,296)		427,034,101	99.92

WARRANTS

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $44)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	12,671,312	12,671,312	2.97
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	764,855	764,855	0.18
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	348,500	348,500	0.08

		13,784,667	3.23

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,784,667)		13,784,667	3.23

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $330,625,007)	$440,818,768	103.15%
Other Assets, Less Liabilities	(13,447,134)	(3.15)

NET ASSETS	$427,371,634	100.00%

NVS  —  Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$7,188,983	1.37%

		7,188,983	1.37
AIR FREIGHT & LOGISTICS
FedEx Corp.	17,878	2,040,059	0.39
Other securities[a]		148,412	0.03

		2,188,471	0.42
AIRLINES
Other securities[a]		1,462,666	0.28

		1,462,666	0.28
AUTO COMPONENTS
Other securities[a]		2,897,960	0.55

		2,897,960	0.55
AUTOMOBILES
Ford Motor Co.	141,585	2,388,539	0.45
Other securities[a]		1,692,460	0.33

		4,080,999	0.78
BEVERAGES
Other securities[a]		1,018,395	0.19

		1,018,395	0.19
BIOTECHNOLOGY
Other securities[a]		329,055	0.06

		329,055	0.06
BUILDING PRODUCTS
Other securities[a]		653,073	0.12

		653,073	0.12
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	65,484	1,976,962	0.38
BlackRock Inc.[b]	4,788	1,295,729	0.25
BlackRock Kelso Capital Corp.[b]	4,030	38,245	0.01
Goldman Sachs Group Inc. (The)	25,910	4,099,221	0.78
Morgan Stanley	86,054	2,319,155	0.44
Other securities[a]		8,335,377	1.58

		18,064,689	3.44
CHEMICALS
Dow Chemical Co. (The)	59,335	2,278,464	0.43
Other securities[a]		4,959,515	0.95

		7,237,979	1.38

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
PNC Financial Services Group Inc. (The)[b]	29,921	$2,167,776	0.41%
U.S. Bancorp	104,519	3,823,305	0.73
Wells Fargo & Co.	272,783	11,271,394	2.14
Other securities[a]		16,255,416	3.09

		33,517,891	6.37
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		3,578,118	0.68

		3,578,118	0.68
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	301,968	7,072,091	1.34
Other securities[a]		1,983,140	0.38

		9,055,231	1.72
COMPUTERS & PERIPHERALS
Apple Inc.	12,889	6,144,831	1.17
Hewlett-Packard Co.	109,864	2,304,947	0.44
Other securities[a]		4,202,516	0.80

		12,652,294	2.41
CONSTRUCTION & ENGINEERING
Other securities[a]		2,161,516	0.41

		2,161,516	0.41
CONSTRUCTION MATERIALS
Other securities[a]		386,156	0.07

		386,156	0.07
CONSUMER FINANCE
Capital One Financial Corp.	32,967	2,266,151	0.43
Other securities[a]		2,306,313	0.44

		4,572,464	0.87
CONTAINERS & PACKAGING
Other securities[a]		1,420,991	0.27

		1,420,991	0.27
DISTRIBUTORS
Other securities[a]		97,154	0.02

		97,154	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		528,425	0.10

		528,425	0.10
DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	609,109	8,405,704	1.60
Berkshire Hathaway Inc. Class Bc	101,681	11,541,810	2.19

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

Citigroup Inc.	171,929	$8,340,276	1.59%
J.P. Morgan Chase & Co.	213,553	11,038,555	2.10
Other securities[a]		3,527,659	0.67

		42,854,004	8.15
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	303,976	10,280,468	1.95
Other securities[a]		1,666,973	0.32

		11,947,441	2.27
ELECTRIC UTILITIES
Duke Energy Corp.	39,883	2,663,387	0.51
NextEra Energy Inc.	23,958	1,920,473	0.37
Southern Co. (The)	49,108	2,022,268	0.38
Other securities[a]		10,585,570	2.01

		17,191,698	3.27
ELECTRICAL EQUIPMENT
Other securities[a]		3,345,401	0.64

		3,345,401	0.64
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		4,075,329	0.78

		4,075,329	0.78
ENERGY EQUIPMENT & SERVICES
National Oilwell Varco Inc.	24,109	1,883,154	0.36
Other securities[a]		5,276,625	1.00

		7,159,779	1.36
FOOD & STAPLES RETAILING
CVS Caremark Corp.	61,231	3,474,859	0.66
Wal-Mart Stores Inc.	30,627	2,265,173	0.43
Other securities[a]		2,260,752	0.43

		8,000,784	1.52
FOOD PRODUCTS
Mondelez International Inc. Class A	100,838	3,168,330	0.60
Other securities[a]		4,083,284	0.78

		7,251,614	1.38
GAS UTILITIES
Other securities[a]		2,067,081	0.39

		2,067,081	0.39
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	88,091	2,923,740	0.56
Medtronic Inc.	57,415	3,057,349	0.58

Security	Shares	Value	% of Net Assets

Other securities[a]		$6,139,155	1.16%

		12,120,244	2.30
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	57,638	4,127,457	0.78
Other securities[a]		8,902,772	1.70

		13,030,229	2.48
HEALTH CARE TECHNOLOGY
Other securities[a]		173,005	0.03

		173,005	0.03
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		3,349,644	0.64

		3,349,644	0.64
HOUSEHOLD DURABLES
Other securities[a]		3,481,287	0.66

		3,481,287	0.66
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	154,854	11,705,414	2.23
Other securities[a]		806,975	0.15

		12,512,389	2.38
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		1,520,957	0.29

		1,520,957	0.29
INDUSTRIAL CONGLOMERATES
Danaher Corp.	26,949	1,868,105	0.36
General Electric Co.	584,215	13,956,896	2.65
Other securities[a]		957,624	0.18

		16,782,625	3.19
INSURANCE
American International Group Inc.	83,424	4,056,909	0.77
MetLife Inc.	50,525	2,372,149	0.45
Other securities[a]		22,289,876	4.24

		28,718,934	5.46
INTERNET & CATALOG RETAIL
Other securities[a]		653,124	0.12

		653,124	0.12
INTERNET SOFTWARE & SERVICES
Other securities[a]		2,287,193	0.44

		2,287,193	0.44

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

IT SERVICES
Other securities[a]		$2,740,549	0.52%

		2,740,549	0.52
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		151,020	0.03

		151,020	0.03
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	20,286	1,869,355	0.36
Other securities[a]		2,067,027	0.39

		3,936,382	0.75
MACHINERY
Caterpillar Inc.	30,441	2,537,866	0.48
Other securities[a]		9,196,574	1.75

		11,734,440	2.23
MARINE
Other securities[a]		125,848	0.02

		125,848	0.02
MEDIA
Time Warner Inc.	52,676	3,466,608	0.66
Walt Disney Co. (The)	79,170	5,105,673	0.97
Other securities[a]		5,887,517	1.12

		14,459,798	2.75
METALS & MINING
Freeport-McMoRan Copper & Gold Inc.	58,447	1,933,427	0.37
Other securities[a]		4,466,482	0.85

		6,399,909	1.22
MULTI-UTILITIES
Dominion Resources Inc.	32,631	2,038,785	0.39
Other securities[a]		9,113,756	1.73

		11,152,541	2.12
MULTILINE RETAIL
Other securities[a]		1,887,582	0.36

		1,887,582	0.36
OFFICE ELECTRONICS
Other securities[a]		832,753	0.16

		832,753	0.16
OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp.	26,782	2,490,458	0.47
Apache Corp.	22,115	1,882,871	0.36
Chevron Corp.	109,526	13,307,409	2.53

Security	Shares	Value	% of Net Assets

ConocoPhillips	69,087	$4,802,237	0.91%
Exxon Mobil Corp.	251,215	21,614,539	4.11
Occidental Petroleum Corp.	45,526	4,258,502	0.81
Phillips 66	34,937	2,020,057	0.38
Other securities[a]		17,996,004	3.43

		68,372,077	13.00
PAPER & FOREST PRODUCTS
Other securities[a]		475,312	0.09

		475,312	0.09
PERSONAL PRODUCTS
Other securities[a]		72,154	0.01

		72,154	0.01
PHARMACEUTICALS
Eli Lilly and Co.	43,688	2,198,817	0.42
Johnson & Johnson	138,230	11,983,159	2.28
Merck & Co. Inc.	170,615	8,122,980	1.54
Pfizer Inc.	377,882	10,848,992	2.06
Other securities[a]		1,906,266	0.37

		35,060,214	6.67
PROFESSIONAL SERVICES
Other securities[a]		1,638,444	0.31

		1,638,444	0.31
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	2,669	60,533	0.01
Other securities[a]		24,874,729	4.73

		24,935,262	4.74
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		967,220	0.18

		967,220	0.18
ROAD & RAIL
Other securities[a]		2,466,133	0.47

		2,466,133	0.47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	262,622	6,019,296	1.14
Other securities[a]		6,556,911	1.25

		12,576,207	2.39
SOFTWARE
Other securities[a]		3,835,986	0.73

		3,835,986	0.73

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Other securities[a]		$3,726,909	0.71%

		3,726,909	0.71
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		700,751	0.13

		700,751	0.13
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	726	13,642	—
Other securities[a]		2,300,936	0.44

		2,314,578	0.44
TOBACCO
Other securities[a]		309,766	0.06

		309,766	0.06
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		763,732	0.15

		763,732	0.15
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		38,302	0.01

		38,302	0.01
WATER UTILITIES
Other securities[a]		639,941	0.12

		639,941	0.12
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		818,857	0.16

		818,857	0.16

TOTAL COMMON STOCKS
(Cost: $513,522,719)		524,747,939	99.79

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		11,506	—

		11,506	—

TOTAL INVESTMENT COMPANIES
(Cost: $9,058)		11,506	—

Security	Shares	Value	% of Net Assets

WARRANTS

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$—	—%

		—	—

TOTAL WARRANTS
(Cost: $1)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	11,149,497	11,149,497	2.12
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	672,997	672,997	0.13
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00% [b,d]	463,914	463,914	0.09

		12,286,408	2.34

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,286,408)		12,286,408	2.34

TOTAL INVESTMENTS IN SECURITIES
(Cost: $525,818,186)		537,045,853	102.13
Other Assets, Less Liabilities		(11,183,616)	(2.13)

NET ASSETS		$525,862,237	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Taser International Inc.[a,b]	125,943	$1,877,810	0.24%
Other securities[c]		9,081,737	1.16

		10,959,547	1.40
AIR FREIGHT & LOGISTICS
XPO Logistics Inc.[a,b]	73,974	1,603,017	0.20
Other securities[c]		3,309,588	0.43

		4,912,605	0.63
AIRLINES
Other securities[c]		2,366,383	0.30

		2,366,383	0.30
AUTO COMPONENTS
Modine Manufacturing Co.[a]	115,148	1,684,615	0.21
Other securities[c]		6,494,280	0.83

		8,178,895	1.04
AUTOMOBILES
Winnebago Industries Inc.[a]	69,039	1,792,252	0.23

		1,792,252	0.23
BEVERAGES
Other securities[c]		827,729	0.11

		827,729	0.11
BIOTECHNOLOGY
Array BioPharma Inc.[a,b]	291,256	1,811,612	0.23
Astex Pharmaceuticals Inc.[a]	234,697	1,990,231	0.25
Dyax Corp.[a,b]	272,864	1,871,847	0.24
Exact Sciences Corp.[a,b]	175,485	2,072,478	0.26
Keryx Biopharmaceuticals Inc.[a]	203,139	2,051,704	0.26
Ligand Pharmaceuticals Inc. Class Ba,b	44,583	1,929,552	0.25
Raptor Pharmaceutical Corp.[a,b]	150,364	2,246,438	0.29
Other securities[c]		43,624,093	5.56

		57,597,955	7.34
BUILDING PRODUCTS
Other securities[c]		4,722,971	0.60

		4,722,971	0.60
CAPITAL MARKETS
Golub Capital BDC Inc.	93,303	1,617,874	0.21
HFF Inc. Class A	82,009	2,054,325	0.26

Security	Shares	Value	% of Net Assets

PennantPark Investment Corp.	160,616	$1,808,536	0.23%
Other securities[c]		27,863,783	3.55

		33,344,518	4.25
CHEMICALS
Other securities[c]		10,537,601	1.34

		10,537,601	1.34
COMMERCIAL BANKS
Banner Corp.	49,295	1,881,097	0.24
Renasant Corp.[b]	77,596	2,108,283	0.27
Tompkins Financial Corp.	37,363	1,726,918	0.22
Other securities[c]		90,627,080	11.55

		96,343,378	12.28
COMMERCIAL SERVICES & SUPPLIES
Team Inc.[a]	50,286	1,998,868	0.25
Other securities[c]		13,585,766	1.74

		15,584,634	1.99
COMMUNICATIONS EQUIPMENT
Other securities[c]		16,651,230	2.12

		16,651,230	2.12
COMPUTERS & PERIPHERALS
Cray Inc.[a,b]	97,967	2,358,066	0.30
Other securities[c]		8,121,141	1.04

		10,479,207	1.34
CONSTRUCTION & ENGINEERING
Other securities[c]		10,941,470	1.39

		10,941,470	1.39
CONSTRUCTION MATERIALS
Other securities[c]		1,038,345	0.13

		1,038,345	0.13
CONSUMER FINANCE
Other securities[c]		2,039,229	0.26

		2,039,229	0.26
CONTAINERS & PACKAGING
Other securities[c]		2,617,683	0.33

		2,617,683	0.33
DISTRIBUTORS
Core-Mark Holding Co. Inc.	28,775	1,911,811	0.24
Other securities[c]		1,127,057	0.15

		3,038,868	0.39

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED CONSUMER SERVICES
Other securities[c]		$3,654,216	0.47%

		3,654,216	0.47
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		2,656,621	0.34

		2,656,621	0.34
DIVERSIFIED TELECOMMUNICATION SERVICES
8x8 Inc.[a]	181,014	1,822,811	0.23
Consolidated Communications Holdings Inc.	98,795	1,703,226	0.22
Other securities[c]		8,599,117	1.10

		12,125,154	1.55
ELECTRIC UTILITIES
Other securities[c]		1,050,647	0.13

		1,050,647	0.13
ELECTRICAL EQUIPMENT
Other securities[c]		8,693,137	1.11

		8,693,137	1.11
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Checkpoint Systems Inc.[a]	102,611	1,713,604	0.22
Measurement Specialties Inc.[a]	37,612	2,040,075	0.26
Methode Electronics Inc.	91,094	2,550,632	0.33
Other securities[c]		16,309,040	2.07

		22,613,351	2.88
ENERGY EQUIPMENT & SERVICES
Other securities[c]		10,953,300	1.40

		10,953,300	1.40
FOOD & STAPLES RETAILING
Other securities[c]		6,260,644	0.80

		6,260,644	0.80
FOOD PRODUCTS
Boulder Brands Inc.[a,b]	146,826	2,355,089	0.30
Other securities[c]		8,057,004	1.03

		10,412,093	1.33
GAS UTILITIES
Other securities[c]		1,920,993	0.24

		1,920,993	0.24
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[c]		28,513,865	3.63

		28,513,865	3.63

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Other securities[c]		$15,010,429	1.91%

		15,010,429	1.91
HEALTH CARE TECHNOLOGY
HealthStream Inc.[a]	49,659	1,881,083	0.24
Omnicell Inc.[a]	84,428	1,999,255	0.25
Other securities[c]		2,694,474	0.35

		6,574,812	0.84
HOTELS, RESTAURANTS & LEISURE
Multimedia Games Holding Co. Inc.[a]	71,948	2,485,803	0.32
Red Robin Gourmet Burgers Inc.[a]	34,639	2,462,833	0.31
Other securities[c]		14,467,861	1.85

		19,416,497	2.48
HOUSEHOLD DURABLES
Other securities[c]		10,733,027	1.37

		10,733,027	1.37
HOUSEHOLD PRODUCTS
Other securities[c]		1,578,799	0.20

		1,578,799	0.20
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[c]		479,539	0.06

		479,539	0.06
INSURANCE
Stewart Information Services Corp.	52,749	1,687,441	0.22
Other securities[c]		12,929,957	1.64

		14,617,398	1.86
INTERNET & CATALOG RETAIL
Other securities[c]		5,705,233	0.73

		5,705,233	0.73
INTERNET SOFTWARE & SERVICES
Active Network Inc. (The)[a]	133,275	1,907,165	0.24
Blucora Inc.[a]	101,663	2,336,216	0.30
Envestnet Inc.[a,b]	56,715	1,758,165	0.22
Move Inc.[a,b]	98,930	1,676,863	0.21
Other securities[c]		17,940,259	2.30

		25,618,668	3.27
IT SERVICES
Other securities[c]		9,553,566	1.22

		9,553,566	1.22

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Arctic Cat Inc.	32,455	$1,851,558	0.24%
Smith & Wesson Holding Corp.[a,b]	158,083	1,737,332	0.22
Other securities[c]		2,407,434	0.30

		5,996,324	0.76
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		7,649,887	0.98

		7,649,887	0.98
MACHINERY
Federal Signal Corp.[a]	151,138	1,945,146	0.25
Standex International Corp.	30,303	1,799,998	0.23
Wabash National Corp.[a,b]	168,927	1,969,689	0.25
Other securities[c]		19,549,345	2.49

		25,264,178	3.22
MARINE
Other securities[c]		1,869,504	0.24

		1,869,504	0.24
MEDIA
MDC Partners Inc.	62,913	1,760,306	0.22
Other securities[c]		13,839,209	1.77

		15,599,515	1.99
METALS & MINING
Other securities[c]		6,415,946	0.82

		6,415,946	0.82
MULTILINE RETAIL
Tuesday Morning Corp.[a]	106,846	1,631,538	0.21
Other securities[c]		628,895	0.08

		2,260,433	0.29
OIL, GAS & CONSUMABLE FUELS
Triangle Petroleum Corp.[a]	170,034	1,669,734	0.21
Other securities[c]		20,443,102	2.61

		22,112,836	2.82
PAPER & FOREST PRODUCTS
Other securities[c]		3,099,279	0.39

		3,099,279	0.39
PERSONAL PRODUCTS
Other securities[c]		4,745,649	0.60

		4,745,649	0.60
PHARMACEUTICALS
Other securities[c]		17,406,935	2.22

		17,406,935	2.22

Security	Shares	Value	% of Net Assets

PROFESSIONAL SERVICES
Other securities[c]		$9,809,799	1.25%

		9,809,799	1.25
REAL ESTATE INVESTMENT TRUSTS (REITS)
Summit Hotel Properties Inc.	199,637	1,834,664	0.23
Other securities[c]		27,577,511	3.52

		29,412,175	3.75
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		3,296,269	0.42

		3,296,269	0.42
ROAD & RAIL
Arkansas Best Corp.	64,244	1,649,143	0.21
Other securities[c]		3,050,051	0.39

		4,699,194	0.60
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[c]		27,025,307	3.44

		27,025,307	3.44
SOFTWARE
Ellie Mae Inc.[a,b]	65,703	2,103,153	0.27
Proofpoint Inc.[a,b]	54,147	1,739,202	0.22
Other securities[c]		14,215,638	1.81

		18,057,993	2.30
SPECIALTY RETAIL
Other securities[c]		16,066,269	2.05

		16,066,269	2.05
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		5,802,554	0.74

		5,802,554	0.74
THRIFTS & MORTGAGE FINANCE
Berkshire Hills Bancorp Inc.	65,359	1,641,164	0.21
BofI Holding Inc.[a,b]	31,428	2,038,420	0.26
Other securities[c]		24,538,604	3.13

		28,218,188	3.60
TOBACCO
Other securities[c]		656,834	0.08

		656,834	0.08
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		4,746,047	0.60

		4,746,047	0.60

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

WATER UTILITIES
Other securities[c]		$4,989,497	0.64%

		4,989,497	0.64
WIRELESS TELECOMMUNICATION SERVICES
Leap Wireless International Inc.[a]	133,273	2,104,380	0.27
Other securities[c]		3,278,115	0.42

		5,382,495	0.69

TOTAL COMMON STOCKS
(Cost: $709,517,046)		782,699,596	99.78

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[c]		645,782	0.08

		645,782	0.08

TOTAL INVESTMENT COMPANIES
(Cost: $511,581)		645,782	0.08

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	122,610,052	122,610,052	15.63
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	7,400,885	7,400,885	0.95
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,270,857	1,270,857	0.16

		131,281,794	16.74

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,281,794)		131,281,794	16.74

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $841,310,421)	$914,627,172	116.60%
Other Assets, Less Liabilities	(130,186,323)	(16.60)

NET ASSETS	$784,440,849	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$93,646,879	1.11%

		93,646,879	1.11
AIR FREIGHT & LOGISTICS
Other securities[a]		29,206,248	0.35

		29,206,248	0.35
AIRLINES
Delta Air Lines Inc.	1,340,228	31,615,978	0.37
Other securities[a]		47,664,185	0.57

		79,280,163	0.94
AUTO COMPONENTS
Delphi Automotive PLC	489,262	28,582,686	0.34
Other securities[a]		60,974,617	0.72

		89,557,303	1.06
AUTOMOBILES
Tesla Motors Inc.[b,c]	130,849	25,308,814	0.30
Other securities[a]		26,530,039	0.31

		51,838,853	0.61
BEVERAGES
Other securities[a]		99,692,277	1.18

		99,692,277	1.18
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	305,391	35,474,219	0.42
Vertex Pharmaceuticals Inc.[b]	364,329	27,623,425	0.33
Other securities[a]		94,799,219	1.12

		157,896,863	1.87
BUILDING PRODUCTS
Other securities[a]		43,257,618	0.51

		43,257,618	0.51
CAPITAL MARKETS
Ameriprise Financial Inc.	315,375	28,724,355	0.34
T. Rowe Price Group Inc.	405,842	29,192,215	0.35
Other securities[a]		138,961,399	1.64

		196,877,969	2.33

Security	Shares	Value	% of Net Assets

CHEMICALS
Sherwin-Williams Co. (The)	138,606	$25,251,241	0.30%
Other securities[a]		185,716,288	2.20

		210,967,529	2.50
COMMERCIAL BANKS
SunTrust Banks Inc.	845,317	27,405,177	0.32
Other securities[a]		223,267,998	2.65

		250,673,175	2.97
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		98,744,447	1.17

		98,744,447	1.17
COMMUNICATIONS EQUIPMENT
Other securities[a]		81,776,981	0.97

		81,776,981	0.97
COMPUTERS & PERIPHERALS
Other securities[a]		96,249,825	1.14

		96,249,825	1.14
CONSTRUCTION & ENGINEERING
Other securities[a]		68,624,055	0.81

		68,624,055	0.81
CONSTRUCTION MATERIALS
Other securities[a]		23,227,861	0.27

		23,227,861	0.27
CONSUMER FINANCE
Other securities[a]		17,309,484	0.20

		17,309,484	0.20
CONTAINERS & PACKAGING
Other securities[a]		97,966,529	1.16

		97,966,529	1.16
DISTRIBUTORS
Other securities[a]		34,501,741	0.41

		34,501,741	0.41
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		25,309,509	0.30

		25,309,509	0.30
DIVERSIFIED FINANCIAL SERVICES
McGraw Hill Financial Inc.	428,941	28,134,240	0.33
Other securities[a]		94,830,473	1.13

		122,964,713	1.46

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$28,573,611	0.34%

		28,573,611	0.34
ELECTRIC UTILITIES
PPL Corp.	988,555	30,032,301	0.36
Other securities[a]		166,248,178	1.96

		196,280,479	2.32
ELECTRICAL EQUIPMENT
Other securities[a]		83,118,214	0.98

		83,118,214	0.98
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		93,376,044	1.10

		93,376,044	1.10
ENERGY EQUIPMENT & SERVICES
Seadrill Ltd.[c]	553,040	24,931,043	0.30
Other securities[a]		142,255,840	1.68

		167,186,883	1.98
FOOD & STAPLES RETAILING
Kroger Co. (The)	813,858	32,831,032	0.39
Whole Foods Market Inc.	580,421	33,954,628	0.40
Other securities[a]		16,539,674	0.20

		83,325,334	0.99
FOOD PRODUCTS
Other securities[a]		191,720,802	2.27

		191,720,802	2.27
GAS UTILITIES
Other securities[a]		52,783,174	0.62

		52,783,174	0.62
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		189,166,561	2.24

		189,166,561	2.24
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	534,921	27,896,130	0.33
Cigna Corp.	446,508	34,318,605	0.41
Other securities[a]		206,490,160	2.44

		268,704,895	3.18
HEALTH CARE TECHNOLOGY
Other securities[a]		28,549,208	0.34

		28,549,208	0.34

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
Other securities[a]		$180,860,158	2.14%

		180,860,158	2.14
HOUSEHOLD DURABLES
Other securities[a]		130,546,853	1.54

		130,546,853	1.54
HOUSEHOLD PRODUCTS
Other securities[a]		38,697,029	0.46

		38,697,029	0.46
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		38,698,072	0.46

		38,698,072	0.46
INDUSTRIAL CONGLOMERATES
Other securities[a]		7,018,386	0.08

		7,018,386	0.08
INSURANCE
Aon PLC	483,761	36,011,169	0.43
Progressive Corp. (The)	943,900	25,702,397	0.30
Other securities[a]		309,352,581	3.66

		371,066,147	4.39
INTERNET & CATALOG RETAIL
Other securities[a]		80,615,735	0.95

		80,615,735	0.95
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab	151,564	37,293,838	0.44
Other securities[a]		65,428,108	0.78

		102,721,946	1.22
IT SERVICES
Other securities[a]		216,800,658	2.57

		216,800,658	2.57
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		44,180,465	0.52

		44,180,465	0.52
LIFE SCIENCES TOOLS & SERVICES
Agilent Technologies Inc.	543,271	27,842,639	0.33
Other securities[a]		100,889,308	1.19

		128,731,947	1.52

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

MACHINERY
Ingersoll-Rand PLC	467,740	$30,375,036	0.36%
PACCAR Inc.	553,542	30,810,148	0.36
Parker Hannifin Corp.	233,562	25,392,861	0.30
Other securities[a]		264,116,150	3.13

		350,694,195	4.15
MARINE
Other securities[a]		7,674,388	0.09

		7,674,388	0.09
MEDIA
Discovery Communications Inc. Series Ab	382,960	32,329,483	0.38
Omnicom Group Inc.	404,657	25,671,440	0.30
Other securities[a]		141,100,059	1.68

		199,100,982	2.36
METALS & MINING
Other securities[a]		104,373,090	1.24

		104,373,090	1.24
MULTI-UTILITIES
Consolidated Edison Inc.	458,348	25,273,309	0.30
Public Service Enterprise Group Inc.	791,789	26,073,612	0.31
Sempra Energy	381,179	32,628,922	0.39
Other securities[a]		131,554,960	1.55

		215,530,803	2.55
MULTILINE RETAIL
Dollar General Corp.[b]	512,057	28,910,738	0.34
Macy’s Inc.	600,451	25,981,515	0.31
Other securities[a]		74,721,334	0.88

		129,613,587	1.53
OFFICE ELECTRONICS
Other securities[a]		23,408,366	0.28

		23,408,366	0.28
OIL, GAS & CONSUMABLE FUELS
Noble Energy Inc.	561,230	37,608,022	0.45
Pioneer Natural Resources Co.	213,736	40,353,357	0.48
Other securities[a]		327,375,460	3.87

		405,336,839	4.80

Security	Shares	Value	% of Net Assets

PAPER & FOREST PRODUCTS
International Paper Co.	696,150	$31,187,520	0.37%
Other securities[a]		4,112,844	0.05

		35,300,364	0.42
PERSONAL PRODUCTS
Other securities[a]		33,481,855	0.40

		33,481,855	0.40
PHARMACEUTICALS
Actavis Inc.[b]	208,448	30,016,512	0.36
Other securities[a]		124,120,130	1.46

		154,136,642	1.82
PROFESSIONAL SERVICES
Other securities[a]		85,573,161	1.01

		85,573,161	1.01
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	202,467	25,731,531	0.30
Boston Properties Inc.	237,462	25,384,688	0.30
HCP Inc.	711,230	29,124,868	0.34
Health Care REIT Inc.	445,296	27,777,564	0.33
Prologis Inc.	779,677	29,331,449	0.35
Ventas Inc.	458,778	28,214,847	0.33
Weyerhaeuser Co.	911,199	26,087,627	0.31
Other securities[a]		422,605,129	5.01

		614,257,703	7.27
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		37,757,166	0.45

		37,757,166	0.45
ROAD & RAIL
Other securities[a]		72,424,679	0.86

		72,424,679	0.86
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	1,880,411	32,982,409	0.39
Micron Technology Inc.[b]	1,612,017	28,161,937	0.33
Other securities[a]		223,094,680	2.64

		284,239,026	3.36

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

SOFTWARE
Intuit Inc.	464,663	$30,811,804	0.36%
Symantec Corp.	1,090,164	26,981,559	0.32
Other securities[a]		209,169,608	2.48

		266,962,971	3.16
SPECIALTY RETAIL
Bed Bath & Beyond Inc.[b]	342,065	26,462,148	0.31
Ross Stores Inc.	343,973	25,041,234	0.30
Other securities[a]		303,123,394	3.59

		354,626,776	4.20
TEXTILES, APPAREL & LUXURY GOODS
VF Corp.	137,023	27,274,428	0.32
Other securities[a]		117,935,238	1.40

		145,209,666	1.72
THRIFTS & MORTGAGE FINANCE
Other securities[a]		40,677,106	0.48

		40,677,106	0.48
TOBACCO
Lorillard Inc.	591,147	26,471,563	0.31

		26,471,563	0.31
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		79,537,432	0.94

		79,537,432	0.94
WATER UTILITIES
Other securities[a]		18,296,253	0.22

		18,296,253	0.22
WIRELESS TELECOMMUNICATION SERVICES
Crown Castle International Corp.[b]	459,727	33,573,863	0.40
Other securities[a]		28,335,585	0.33

		61,909,448	0.73

TOTAL COMMON STOCKS
(Cost: $6,495,799,988)		8,438,886,684	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	478,560,007	478,560,007	5.66

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	28,886,440	$28,886,440	0.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	8,226,185	8,226,185	0.10

		515,672,632	6.10

TOTAL SHORT-TERM INVESTMENTS
(Cost: $515,672,632)		515,672,632	6.10

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,011,472,620)		8,954,559,316	105.98
Other Assets, Less Liabilities		(504,994,738)	(5.98)

NET ASSETS		$8,449,564,578	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$45,372,420	1.07%

		45,372,420	1.07
AIR FREIGHT & LOGISTICS
Other securities[a]		27,610,754	0.65

		27,610,754	0.65
AIRLINES
Other securities[a]		44,420,714	1.05

		44,420,714	1.05
AUTO COMPONENTS
Delphi Automotive PLC	462,497	27,019,075	0.64
Other securities[a]		35,324,204	0.83

		62,343,279	1.47
AUTOMOBILES
Harley-Davidson Inc.	331,564	21,299,671	0.50
Tesla Motors Inc.[b,c]	123,691	23,924,313	0.56
Other securities[a]		3,792,334	0.10

		49,016,318	1.16
BEVERAGES
Other securities[a]		67,716,932	1.60

		67,716,932	1.60
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	288,683	33,533,417	0.79
Vertex Pharmaceuticals Inc.[b]	344,398	26,112,256	0.62
Other securities[a]		89,611,256	2.11

		149,256,929	3.52
BUILDING PRODUCTS
Other securities[a]		30,005,623	0.71

		30,005,623	0.71
CAPITAL MARKETS
T. Rowe Price Group Inc.	383,640	27,595,225	0.65
Other securities[a]		55,146,411	1.30

		82,741,636	1.95
CHEMICALS
Sherwin-Williams Co. (The)	131,024	23,869,952	0.56
Other securities[a]		121,521,824	2.87

		145,391,776	3.43

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Other securities[a]		$620,048	0.01%

		620,048	0.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		49,746,947	1.17

		49,746,947	1.17
COMMUNICATIONS EQUIPMENT
Motorola Solutions Inc.	338,810	20,118,538	0.47
Other securities[a]		23,892,986	0.57

		44,011,524	1.04
COMPUTERS & PERIPHERALS
NetApp Inc.	503,094	21,441,866	0.51
Other securities[a]		30,015,074	0.70

		51,456,940	1.21
CONSTRUCTION & ENGINEERING
Other securities[a]		22,574,249	0.53

		22,574,249	0.53
CONSTRUCTION MATERIALS
Other securities[a]		12,020,104	0.28

		12,020,104	0.28
CONTAINERS & PACKAGING
Other securities[a]		58,126,026	1.37

		58,126,026	1.37
DISTRIBUTORS
Other securities[a]		31,595,871	0.75

		31,595,871	0.75
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		16,101,517	0.38

		16,101,517	0.38
DIVERSIFIED FINANCIAL SERVICES
Moody’s Corp.	287,664	20,231,409	0.48
Other securities[a]		42,548,704	1.00

		62,780,113	1.48
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		15,498,514	0.37

		15,498,514	0.37
ELECTRIC UTILITIES
Other securities[a]		7,253,501	0.17

		7,253,501	0.17

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	206,595	$22,093,269	0.52%
Other securities[a]		47,667,563	1.12

		69,760,832	1.64
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		42,505,723	1.00

		42,505,723	1.00
ENERGY EQUIPMENT & SERVICES
Seadrill Ltd.[c]	522,787	23,567,238	0.56
Other securities[a]		62,571,758	1.47

		86,138,996	2.03
FOOD & STAPLES RETAILING
Kroger Co. (The)	769,333	31,034,893	0.73
Whole Foods Market Inc.	548,667	32,097,020	0.76
Other securities[a]		4,718,395	0.11

		67,850,308	1.60
FOOD PRODUCTS
Hershey Co. (The)	221,878	20,523,715	0.48
Mead Johnson Nutrition Co. Class A	299,518	22,242,207	0.52
Other securities[a]		80,853,605	1.92

		123,619,527	2.92
GAS UTILITIES
Other securities[a]		16,034,034	0.38

		16,034,034	0.38
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		89,175,182	2.10

		89,175,182	2.10
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	341,576	20,870,294	0.49
Other securities[a]		93,604,051	2.21

		114,474,345	2.70
HEALTH CARE TECHNOLOGY
Cerner Corp.[b]	438,685	23,052,897	0.54

		23,052,897	0.54
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b]	45,726	19,602,736	0.46
Other securities[a]		101,368,345	2.39

		120,971,081	2.85

Security	Shares	Value	% of Net Assets

HOUSEHOLD DURABLES
Other securities[a]		$43,501,336	1.03%

		43,501,336	1.03
HOUSEHOLD PRODUCTS
Other securities[a]		25,574,226	0.60

		25,574,226	0.60
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		1,303,170	0.03

		1,303,170	0.03
INDUSTRIAL CONGLOMERATES
Other securities[a]		335,564	0.01

		335,564	0.01
INSURANCE
Aon PLC	352,571	26,245,385	0.62
Other securities[a]		40,802,108	0.96

		67,047,493	1.58
INTERNET & CATALOG RETAIL
Netflix Inc.[b,c]	74,312	22,978,013	0.54
Other securities[a]		36,315,126	0.86

		59,293,139	1.40
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab	143,242	35,246,127	0.83
Other securities[a]		57,858,387	1.37

		93,104,514	2.20
IT SERVICES
Fiserv Inc.[b]	196,985	19,905,334	0.47
Other securities[a]		127,022,847	2.99

		146,928,181	3.46
LEISURE EQUIPMENT & PRODUCTS
Mattel Inc.	510,940	21,387,948	0.50
Other securities[a]		19,167,289	0.46

		40,555,237	0.96
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		69,365,159	1.64

		69,365,159	1.64
MACHINERY
Ingersoll-Rand PLC	314,808	20,443,631	0.48
Other securities[a]		133,571,478	3.15

		154,015,109	3.63

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

MARINE
Other securities[a]		$4,304,391	0.10%

		4,304,391	0.10
MEDIA
Discovery Communications Inc. Series Ab	362,009	30,560,800	0.72
Omnicom Group Inc.	382,521	24,267,132	0.57
Other securities[a]		83,743,715	1.98

		138,571,647	3.27
METALS & MINING
Other securities[a]		5,232,969	0.12

		5,232,969	0.12
MULTILINE RETAIL
Dollar General Corp.[b]	484,044	27,329,124	0.64
Other securities[a]		63,213,739	1.49

		90,542,863	2.13
OFFICE ELECTRONICS
Other securities[a]		305,233	0.01

		305,233	0.01
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp.	623,519	23,269,729	0.55
Pioneer Natural Resources Co.	149,106	28,151,213	0.66
Other securities[a]		131,728,061	3.11

		183,149,003	4.32
PAPER & FOREST PRODUCTS
International Paper Co.	565,933	25,353,798	0.60

		25,353,798	0.60
PERSONAL PRODUCTS
Other securities[a]		31,196,919	0.74

		31,196,919	0.74
PHARMACEUTICALS
Actavis Inc.[b]	201,165	28,967,760	0.68
Mylan Inc.[b]	563,739	21,517,918	0.51
Zoetis Inc.	739,579	23,015,698	0.54
Other securities[a]		45,783,169	1.08

		119,284,545	2.81
PROFESSIONAL SERVICES
Other securities[a]		51,740,344	1.22

		51,740,344	1.22

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Weyerhaeuser Co.	861,353	$24,660,536	0.58%
Other securities[a]		82,332,866	1.94

		106,993,402	2.52
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		16,488,923	0.39

		16,488,923	0.39
ROAD & RAIL
Other securities[a]		57,374,424	1.35

		57,374,424	1.35
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	1,174,928	20,608,237	0.49
Other securities[a]		121,915,707	2.87

		142,523,944	3.36
SOFTWARE
Citrix Systems Inc.[b]	276,807	19,545,342	0.46
Intuit Inc.	439,242	29,126,137	0.69
Other securities[a]		136,200,804	3.21

		184,872,283	4.36
SPECIALTY RETAIL
AutoZone Inc.[b,c]	52,472	22,181,489	0.52
Bed Bath & Beyond Inc.[b]	323,353	25,014,588	0.59
L Brands Inc.	355,060	21,694,166	0.51
O’Reilly Automotive Inc.[b]	163,416	20,850,247	0.49
Ross Stores Inc.	325,156	23,671,357	0.56
Other securities[a]		153,391,507	3.62

		266,803,354	6.29
TEXTILES, APPAREL & LUXURY GOODS
Coach Inc.	415,667	22,666,322	0.53
Michael Kors Holdings Ltd.[b]	298,077	22,212,698	0.52
VF Corp.	129,527	25,782,349	0.61
Other securities[a]		63,098,813	1.49

		133,760,182	3.15
THRIFTS & MORTGAGE FINANCE
Other securities[a]		10,362,365	0.24

		10,362,365	0.24
TOBACCO
Lorillard Inc.	558,809	25,023,467	0.59

		25,023,467	0.59

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

TRADING COMPANIES & DISTRIBUTORS
Fastenal Co.	438,848	$22,052,112	0.52%
W.W. Grainger Inc.	87,235	22,830,272	0.54
Other securities[a]		16,493,087	0.39

		61,375,471	1.45
WATER UTILITIES
Other securities[a]		5,644,078	0.13

		5,644,078	0.13
WIRELESS TELECOMMUNICATION SERVICES
Crown Castle International Corp.[b]	434,576	31,737,085	0.75
Other securities[a]		15,186,584	0.36

		46,923,669	1.11

TOTAL COMMON STOCKS
(Cost: $3,248,693,500)		4,238,095,062	99.93

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	292,903,245	292,903,245	6.90
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	17,679,982	17,679,982	0.42
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,314,064	3,314,064	0.08

		313,897,291	7.40

TOTAL SHORT-TERM INVESTMENTS
(Cost: $313,897,291)		313,897,291	7.40

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,562,590,791)		4,551,992,353	107.33
Other Assets, Less Liabilities		(310,991,379)	(7.33)

NET ASSETS		$4,241,000,974	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$59,234,571	1.15%

		59,234,571	1.15
AIRLINES
Other securities[a]		41,970,988	0.82

		41,970,988	0.82
AUTO COMPONENTS
Other securities[a]		30,677,556	0.60

		30,677,556	0.60
BEVERAGES
Other securities[a]		36,442,365	0.71

		36,442,365	0.71
BUILDING PRODUCTS
Other securities[a]		14,941,640	0.29

		14,941,640	0.29
CAPITAL MARKETS
Ameriprise Financial Inc.	279,101	25,420,519	0.49
Invesco Ltd.	904,343	28,848,542	0.56
Northern Trust Corp.	486,548	26,463,346	0.51
Other securities[a]		61,493,412	1.20

		142,225,819	2.76
CHEMICALS
CF Industries Holdings Inc.	120,570	25,419,773	0.49
Other securities[a]		48,678,259	0.95

		74,098,032	1.44
COMMERCIAL BANKS
Fifth Third Bancorp	1,778,891	32,091,194	0.62
M&T Bank Corp.[b]	262,385	29,366,129	0.57
Regions Financial Corp.	2,874,430	26,617,222	0.52
SunTrust Banks Inc.	1,098,624	35,617,390	0.69
Other securities[a]		200,939,982	3.90

		324,631,917	6.30
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		59,948,809	1.16

		59,948,809	1.16
COMMUNICATIONS EQUIPMENT
Other securities[a]		45,795,112	0.89

		45,795,112	0.89

Security	Shares	Value	% of Net Assets

COMPUTERS & PERIPHERALS
Western Digital Corp.	429,661	$27,240,508	0.53%
Other securities[a]		27,045,463	0.52

		54,285,971	1.05
CONSTRUCTION & ENGINEERING
Other securities[a]		58,209,989	1.13

		58,209,989	1.13
CONSTRUCTION MATERIALS
Other securities[a]		13,680,534	0.27

		13,680,534	0.27
CONSUMER FINANCE
Other securities[a]		22,492,469	0.44

		22,492,469	0.44
CONTAINERS & PACKAGING
Other securities[a]		47,500,792	0.92

		47,500,792	0.92
DISTRIBUTORS
Other securities[a]		1,390,256	0.03

		1,390,256	0.03
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		10,741,312	0.21

		10,741,312	0.21
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		73,425,284	1.43

		73,425,284	1.43
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		15,863,135	0.31

		15,863,135	0.31
ELECTRIC UTILITIES
Edison International	662,649	30,521,613	0.59
FirstEnergy Corp.	850,586	31,003,860	0.60
Northeast Utilities	639,849	26,393,771	0.51
PPL Corp.	1,284,777	39,031,525	0.76
Xcel Energy Inc.	1,011,292	27,921,772	0.54
Other securities[a]		90,249,137	1.76

		245,121,678	4.76
ELECTRICAL EQUIPMENT
Other securities[a]		12,052,976	0.23

		12,052,976	0.23

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$62,973,819	1.22%

		62,973,819	1.22
ENERGY EQUIPMENT & SERVICES
Other securities[a]		98,959,705	1.92

		98,959,705	1.92
FOOD & STAPLES RETAILING
Other securities[a]		14,992,852	0.29

		14,992,852	0.29
FOOD PRODUCTS
Other securities[a]		79,204,809	1.54

		79,204,809	1.54
GAS UTILITIES
Other securities[a]		46,604,646	0.91

		46,604,646	0.91
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[c]	2,743,841	32,212,693	0.63
Zimmer Holdings Inc.	323,232	26,550,276	0.52
Other securities[a]		64,455,532	1.24

		123,218,501	2.39
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	695,214	36,255,410	0.70
Cigna Corp.	546,643	42,014,981	0.82
Humana Inc.	320,335	29,896,866	0.58
Other securities[a]		83,716,820	1.63

		191,884,077	3.73
HEALTH CARE TECHNOLOGY
Other securities[a]		5,367,862	0.10

		5,367,862	0.10
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		68,697,316	1.33

		68,697,316	1.33
HOUSEHOLD DURABLES
Other securities[a]		109,872,461	2.13

		109,872,461	2.13
HOUSEHOLD PRODUCTS
Other securities[a]		15,143,005	0.29

		15,143,005	0.29

Security	Shares	Value	% of Net Assets

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		$48,478,401	0.94%

		48,478,401	0.94
INDUSTRIAL CONGLOMERATES
Other securities[a]		8,635,126	0.17

		8,635,126	0.17
INSURANCE
Hartford Financial Services Group Inc. (The)	927,208	28,854,713	0.56
Principal Financial Group Inc.	596,717	25,551,422	0.50
Other securities[a]		335,292,754	6.51

		389,698,889	7.57
INTERNET & CATALOG RETAIL
Liberty Interactive Corp. Series Ac	989,880	23,232,484	0.45

		23,232,484	0.45
INTERNET SOFTWARE & SERVICES
Other securities[a]		5,442,235	0.11

		5,442,235	0.11
IT SERVICES
Fidelity National Information Services Inc.	537,061	24,941,113	0.48
Other securities[a]		54,530,785	1.06

		79,471,898	1.54
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		1,651,456	0.03

		1,651,456	0.03
LIFE SCIENCES TOOLS & SERVICES
Agilent Technologies Inc.	623,459	31,952,274	0.62
Other securities[a]		39,937,644	0.78

		71,889,918	1.40
MACHINERY
PACCAR Inc.	626,609	34,877,057	0.68
Parker Hannifin Corp.	303,553	33,002,282	0.64
Pentair Ltd. Registered	415,506	26,982,960	0.52
Stanley Black & Decker Inc.	300,322	27,200,164	0.53
Other securities[a]		122,088,308	2.37

		244,150,771	4.74

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

MARINE
Other securities[a]		$4,077,111	0.08%

		4,077,111	0.08
MEDIA
Liberty Media Corp.[c]	205,305	30,210,631	0.59
Other securities[a]		37,950,885	0.73

		68,161,516	1.32
METALS & MINING
Newmont Mining Corp.	1,001,276	28,135,856	0.55
Nucor Corp.	646,321	31,682,655	0.62
Other securities[a]		68,575,934	1.32

		128,394,445	2.49
MULTI-UTILITIES
Consolidated Edison Inc.	595,701	32,846,953	0.64
DTE Energy Co.	353,723	23,338,643	0.45
Public Service Enterprise Group Inc.	1,029,061	33,886,979	0.66
Sempra Energy	495,397	42,405,983	0.82
Other securities[a]		147,618,236	2.87

		280,096,794	5.44
MULTILINE RETAIL
Kohl’s Corp.	451,454	23,362,745	0.45
Other securities[a]		20,566,677	0.40

		43,929,422	0.85
OFFICE ELECTRONICS
Xerox Corp.	2,497,150	25,695,673	0.50
Other securities[a]		4,287,378	0.08

		29,983,051	0.58
OIL, GAS & CONSUMABLE FUELS
Chesapeake Energy Corp.	1,178,391	30,496,759	0.59
Murphy Oil Corp.	388,345	23,424,970	0.45
Noble Energy Inc.	636,763	42,669,489	0.83
Other securities[a]		178,282,063	3.47

		274,873,281	5.34
PAPER & FOREST PRODUCTS
Other securities[a]		11,006,315	0.21

		11,006,315	0.21
PERSONAL PRODUCTS
Other securities[a]		640,716	0.01

		640,716	0.01

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Forest Laboratories Inc.[c]	542,264	$23,203,476	0.45%
Other securities[a]		13,212,826	0.26

		36,416,302	0.71
PROFESSIONAL SERVICES
Other securities[a]		40,064,054	0.78

		40,064,054	0.78
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	263,139	33,442,336	0.65
Boston Properties Inc.	279,304	29,857,598	0.58
General Growth Properties Inc.	1,208,989	23,321,398	0.45
HCP Inc.	924,352	37,852,214	0.74
Health Care REIT Inc.	578,732	36,101,302	0.70
Host Hotels & Resorts Inc.	1,514,583	26,762,682	0.52
Prologis Inc.	1,013,308	38,120,647	0.74
Vornado Realty Trust	306,412	25,756,993	0.50
Other securities[a]		400,937,416	7.78

		652,152,586	12.66
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		26,564,562	0.52

		26,564,562	0.52
ROAD & RAIL
Other securities[a]		15,265,230	0.30

		15,265,230	0.30
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Micron Technology Inc.[c]	2,095,069	36,600,855	0.71
Other securities[a]		136,723,512	2.66

		173,324,367	3.37
SOFTWARE
Other securities[a]		92,693,522	1.80

		92,693,522	1.80
SPECIALTY RETAIL
Other securities[a]		94,093,780	1.83

		94,093,780	1.83
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		4,799,401	0.09

		4,799,401	0.09

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2013

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$38,636,412	0.75%

		38,636,412	0.75
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		18,981,825	0.37

		18,981,825	0.37
WATER UTILITIES
Other securities[a]		16,006,513	0.31

		16,006,513	0.31
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		15,963,985	0.31

		15,963,985	0.31

TOTAL COMMON STOCKS
(Cost: $4,516,510,858)		5,140,426,626	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	224,081,494	224,081,494	4.35
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	13,525,820	13,525,820	0.26
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,284,157	6,284,157	0.12

		243,891,471	4.73

TOTAL SHORT-TERM INVESTMENTS
(Cost: $243,891,471)		243,891,471	4.73

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,760,402,329)		5,384,318,097	104.55
Other Assets, Less Liabilities		(234,534,179)	(4.55)

NET ASSETS		$5,149,783,918	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares Russell 3000 ETF	iShares Russell 3000 Growth ETF	iShares Russell 3000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,036,655,874	$316,472,091	$510,230,896
Affiliated (Note 2)	184,330,346	14,152,916	15,587,290

Total cost of investments	$4,220,986,220	$330,625,007	$525,818,186

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,659,052,287	$426,479,601	$521,183,520
Affiliated (Note 2)	187,381,016	14,339,167	15,862,333

Total fair value of investments	4,846,433,303	440,818,768	537,045,853
Cash	1,484,321	58,080	64,519
Receivables:
Investment securities sold	600,016	40,664	300,807
Dividends and interest	5,573,718	409,760	730,709
Capital shares sold	—	—	70,547

Total Assets	4,854,091,358	441,327,272	538,212,435

LIABILITIES
Payables:
Investment securities purchased	4,305,587	432,274	421,474
Collateral for securities on loan (Note 5)	164,706,001	13,436,167	11,822,494
Investment advisory fees (Note 2)	771,802	87,197	106,230

Total Liabilities	169,783,390	13,955,638	12,350,198

NET ASSETS	$4,684,307,968	$427,371,634	$525,862,237

Net assets consist of:
Paid-in capital	$4,345,037,598	$423,506,506	$585,688,720
Undistributed net investment income	2,008,674	115,898	284,876
Accumulated net realized loss	(288,185,391)	(106,444,531)	(71,339,027)
Net unrealized appreciation	625,447,087	110,193,761	11,227,668

NET ASSETS	$4,684,307,968	$427,371,634	$525,862,237

Shares outstanding[b]	46,350,000	6,650,000	4,650,000

Net asset value per share	$101.06	$64.27	$113.09

[a]	Securities on loan with values of $160,510,765, $13,110,416 and $11,505,538, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares Micro-Cap ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$710,028,627	$6,495,799,988	$3,248,693,500
Affiliated (Note 2)	131,281,794	515,672,632	313,897,291

Total cost of investments	$841,310,421	$7,011,472,620	$3,562,590,791

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$783,345,378	$8,438,886,684	$4,238,095,062
Affiliated (Note 2)	131,281,794	515,672,632	313,897,291

Total fair value of investments	914,627,172	8,954,559,316	4,551,992,353
Cash	—	361,148	—
Receivables:
Investment securities sold	5,707,840	24,416,207	8,283,143
Dividends and interest	960,871	9,969,302	2,383,717
Capital shares sold	—	62,691	49,949

Total Assets	921,295,883	8,989,368,664	4,562,709,162

LIABILITIES
Payables:
Investment securities purchased	6,465,728	30,981,043	10,268,289
Collateral for securities on loan (Note 5)	130,010,937	507,446,447	310,583,227
Due to custodian	265	—	—
Investment advisory fees (Note 2)	378,104	1,376,596	856,672

Total Liabilities	136,855,034	539,804,086	321,708,188

NET ASSETS	$784,440,849	$8,449,564,578	$4,241,000,974

Net assets consist of:
Paid-in capital	$787,044,105	$6,925,646,286	$3,915,175,961
Undistributed (distributions in excess of) net investment income	(497,749)	5,339,488	522,756
Accumulated net realized loss	(75,422,258)	(424,507,892)	(664,099,305)
Net unrealized appreciation	73,316,751	1,943,086,696	989,401,562

NET ASSETS	$784,440,849	$8,449,564,578	$4,241,000,974

Shares outstanding[b]	11,450,000	60,750,000	54,250,000

Net asset value per share	$68.51	$139.09	$78.18

[a]	Securities on loan with values of $124,933,846, $495,553,302 and $303,821,875, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,516,510,858
Affiliated (Note 2)	243,891,471

Total cost of investments	$4,760,402,329

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,140,426,626
Affiliated (Note 2)	243,891,471

Total fair value of investments	5,384,318,097
Cash	876,146
Receivables:
Investment securities sold	18,138,933
Dividends and interest	9,659,108

Total Assets	5,412,992,284

LIABILITIES
Payables:
Investment securities purchased	24,548,940
Collateral for securities on loan (Note 5)	237,607,314
Investment advisory fees (Note 2)	1,052,112

Total Liabilities	263,208,366

NET ASSETS	$5,149,783,918

Net assets consist of:
Paid-in capital	$4,836,385,461
Undistributed net investment income	6,080,537
Accumulated net realized loss	(316,597,848)
Net unrealized appreciation	623,915,768

NET ASSETS	$5,149,783,918

Shares outstanding[b]	84,550,000

Net asset value per share	$60.91

[a]	Securities on loan with a value of $231,369,322. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Russell 3000 ETF	iShares Russell 3000 Growth ETF	iShares Russell 3000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$44,859,263	$3,370,863	$5,467,950
Dividends — affiliated (Note 2)	242,985	8,780	38,496
Interest — affiliated (Note 2)	281	26	29
Securities lending income — affiliated (Note 2)	549,192	68,489	27,639

Total investment income	45,651,721	3,448,158	5,534,114

EXPENSES
Investment advisory fees (Note 2)	4,443,827	511,315	573,741

Total expenses	4,443,827	511,315	573,741

Net investment income	41,207,894	2,936,843	4,960,373

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(27,246,959)	(337,162)	8,381,336
Investments — affiliated (Note 2)	(8,030)	65,615	(790)
In-kind redemptions — unaffiliated	55,416,609	2,311,953	4,385,162
In-kind redemptions — affiliated (Note 2)	149,294	5,399	32,718
Foreign currency transactions	5	—	2

Net realized gain	28,310,919	2,045,805	12,798,428

Net change in unrealized appreciation/depreciation	310,987,243	36,672,454	10,338,577

Net realized and unrealized gain	339,298,162	38,718,259	23,137,005

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$380,506,056	$41,655,102	$28,097,378

[a]	Net of foreign withholding tax of $27,075, $1,613 and $3,523, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Micro-Cap ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,889,603	$67,392,357	$22,439,902
Interest — affiliated (Note 2)	30	426	200
Securities lending income — affiliated (Note 2)	1,305,368	1,299,029	793,474

Total investment income	6,195,001	68,691,812	23,233,576

EXPENSES
Investment advisory fees (Note 2)	1,967,049	7,902,135	4,795,659

Total expenses	1,967,049	7,902,135	4,795,659

Net investment income	4,227,952	60,789,677	18,437,917

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	21,419,608	(39,939,388)	54,667,974
In-kind redemptions — unaffiliated	5,755,032	96,768,690	83,041,851

Net realized gain	27,174,640	56,829,302	137,709,825

Net change in unrealized appreciation/depreciation	76,212,656	628,765,641	290,481,931

Net realized and unrealized gain	103,387,296	685,594,943	428,191,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,615,248	$746,384,620	$446,629,673

[a]	Net of foreign withholding tax of $6,026, $21,824 and $5,525, respectively.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$55,385,358
Interest — affiliated (Note 2)	307
Securities lending income — affiliated (Note 2)	598,707

Total investment income	55,984,372

EXPENSES
Investment advisory fees (Note 2)	6,249,029

Total expenses	6,249,029

Net investment income	49,735,343

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	149,878,473
In-kind redemptions — unaffiliated	113,027,194

Net realized gain	262,905,667

Net change in unrealized appreciation/depreciation	42,640,883

Net realized and unrealized gain	305,546,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$355,281,893

[a]	Net of foreign withholding tax of $19,827.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 ETF		iShares Russell 3000 Growth ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,207,894	$74,905,398	$2,936,843	$5,850,488
Net realized gain	28,310,919	179,176,248	2,045,805	3,204,610
Net change in unrealized appreciation/depreciation	310,987,243	269,923,509	36,672,454	28,025,675

Net increase in net assets resulting from operations	380,506,056	524,005,155	41,655,102	37,080,773

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,097,171)	(75,443,940)	(2,820,571)	(5,934,281)

Total distributions to shareholders	(39,097,171)	(75,443,940)	(2,820,571)	(5,934,281)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	377,387,272	1,111,899,252	6,171,493	61,529,048
Cost of shares redeemed	(174,047,815)	(860,032,185)	(6,171,493)	(49,004,148)

Net increase in net assets from capital share transactions	203,339,457	251,867,067	—	12,524,900

INCREASE IN NET ASSETS	544,748,342	700,428,282	38,834,531	43,671,392

NET ASSETS
Beginning of period	4,139,559,626	3,439,131,344	388,537,103	344,865,711

End of period	$4,684,307,968	$4,139,559,626	$427,371,634	$388,537,103

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,008,674	$(102,049)	$115,898	$(374)

SHARES ISSUED AND REDEEMED
Shares sold	3,850,000	13,150,000	100,000	1,150,000
Shares redeemed	(1,800,000)	(10,100,000)	(100,000)	(900,000)

Net increase in shares outstanding	2,050,000	3,050,000	—	250,000

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value ETF		iShares Micro-Cap ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,960,373	$7,921,868	$4,227,952	$7,350,930
Net realized gain	12,798,428	13,938,157	27,174,640	11,737,501
Net change in unrealized appreciation/depreciation	10,338,577	39,547,616	76,212,656	51,610,895

Net increase in net assets resulting from operations	28,097,378	61,407,641	107,615,248	70,699,326

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,649,493)	(7,961,532)	(3,820,058)	(8,961,396)

Total distributions to shareholders	(4,649,493)	(7,961,532)	(3,820,058)	(8,961,396)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	115,291,252	137,312,076	159,219,218	133,534,250
Cost of shares redeemed	(17,063,131)	(94,368,500)	(18,853,578)	(140,285,162)

Net increase (decrease) in net assets from capital share transactions	98,228,121	42,943,576	140,365,640	(6,750,912)

INCREASE IN NET ASSETS	121,676,006	96,389,685	244,160,830	54,987,018

NET ASSETS
Beginning of period	404,186,231	307,796,546	540,280,019	485,293,001

End of period	$525,862,237	$404,186,231	$784,440,849	$540,280,019

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$284,876	$(26,004)	$(497,749)	$(905,643)

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	1,450,000	2,550,000	2,550,000
Shares redeemed	(150,000)	(1,000,000)	(300,000)	(2,800,000)

Net increase (decrease) in shares outstanding	850,000	450,000	2,250,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$60,789,677	$113,992,038	$18,437,917	$41,524,544
Net realized gain	56,829,302	393,831,728	137,709,825	62,015,357
Net change in unrealized appreciation/depreciation	628,765,641	540,737,097	290,481,931	286,082,017

Net increase in net assets resulting from operations	746,384,620	1,048,560,863	446,629,673	389,621,918

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,437,362)	(118,421,890)	(17,919,910)	(43,971,157)

Total distributions to shareholders	(55,437,362)	(118,421,890)	(17,919,910)	(43,971,157)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	671,179,715	1,141,012,625	449,332,290	699,047,751
Cost of shares redeemed	(209,675,330)	(1,557,677,703)	(229,438,939)	(884,281,194)

Net increase (decrease) in net assets from capital share transactions	461,504,385	(416,665,078)	219,893,351	(185,233,443)

INCREASE IN NET ASSETS	1,152,451,643	513,473,895	648,603,114	160,417,318

NET ASSETS
Beginning of period	7,297,112,935	6,783,639,040	3,592,397,860	3,431,980,542

End of period	$8,449,564,578	$7,297,112,935	$4,241,000,974	$3,592,397,860

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,339,488	$(12,827)	$522,756	$4,749

SHARES ISSUED AND REDEEMED
Shares sold	5,050,000	10,050,000	6,000,000	11,400,000
Shares redeemed	(1,600,000)	(14,000,000)	(3,150,000)	(14,550,000)

Net increase (decrease) in shares outstanding	3,450,000	(3,950,000)	2,850,000	(3,150,000)

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$49,735,343	$76,305,623
Net realized gain	262,905,667	106,194,093
Net change in unrealized appreciation/depreciation	42,640,883	577,822,794

Net increase in net assets resulting from operations	355,281,893	760,322,510

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,644,375)	(78,246,400)

Total distributions to shareholders	(43,644,375)	(78,246,400)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	510,625,498	1,701,813,070
Cost of shares redeemed	(358,384,875)	(920,747,912)

Net increase in net assets from capital share transactions	152,240,623	781,065,158

INCREASE IN NET ASSETS	463,878,141	1,463,141,268

NET ASSETS
Beginning of period	4,685,905,777	3,222,764,509

End of period	$5,149,783,918	$4,685,905,777

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,080,537	$(10,431)

SHARES ISSUED AND REDEEMED
Shares sold	8,750,000	34,200,000
Shares redeemed	(6,200,000)	(19,150,000)

Net increase in shares outstanding	2,550,000	15,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$93.44	$83.37	$79.35	$68.90	$46.12	$76.26

Income from investment operations:
Net investment income[a]	0.91	1.74	1.38	1.21	1.12	1.36
Net realized and unrealized gain (loss)[b]	7.56	10.06	4.02	10.48	22.78	(30.20)

Total from investment operations	8.47	11.80	5.40	11.69	23.90	(28.84)

Less distributions from:
Net investment income	(0.85)	(1.73)	(1.38)	(1.24)	(1.12)	(1.30)

Total distributions	(0.85)	(1.73)	(1.38)	(1.24)	(1.12)	(1.30)

Net asset value, end of period	$101.06	$93.44	$83.37	$79.35	$68.90	$46.12

Total return	9.09%[c]	14.37%	7.00%	17.24%	52.12%	(38.14)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,684,308	$4,139,560	$3,439,131	$3,455,606	$3,055,769	$2,234,732
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.85%	2.06%	1.82%	1.73%	1.87%	2.23%
Portfolio turnover rate[e]	3%	5%	6%	6%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$58.43	$53.89	$49.68	$42.31	$28.58	$44.21

Income from investment operations:
Net investment income[a]	0.44	0.88	0.62	0.55	0.51	0.49
Net realized and unrealized gain (loss)[b]	5.82	4.54	4.22	7.39	13.75	(15.67)

Total from investment operations	6.26	5.42	4.84	7.94	14.26	(15.18)

Less distributions from:
Net investment income	(0.42)	(0.88)	(0.63)	(0.57)	(0.53)	(0.45)
Return of capital	—	—	—	(0.00)[c]	—	—

Total distributions	(0.42)	(0.88)	(0.63)	(0.57)	(0.53)	(0.45)

Net asset value, end of period	$64.27	$58.43	$53.89	$49.68	$42.31	$28.58

Total return	10.75%[d]	10.19%	9.90%	18.97%	50.11%	(34.48)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$427,372	$388,537	$344,866	$360,153	$327,940	$300,115
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.44%	1.63%	1.28%	1.27%	1.40%	1.35%
Portfolio turnover rate[f]	14%	18%	20%	24%	20%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$106.36	$91.88	$90.33	$80.04	$53.09	$94.65

Income from investment operations:
Net investment income[a]	1.21	2.24	1.90	1.67	1.55	2.28
Net realized and unrealized gain (loss)[b]	6.64	14.41	1.58	10.37	26.95	(41.59)

Total from investment operations	7.85	16.65	3.48	12.04	28.50	(39.31)

Less distributions from:
Net investment income	(1.12)	(2.17)	(1.93)	(1.75)	(1.55)	(2.25)

Total distributions	(1.12)	(2.17)	(1.93)	(1.75)	(1.55)	(2.25)

Net asset value, end of period	$113.09	$106.36	$91.88	$90.33	$80.04	$53.09

Total return	7.39%[c]	18.43%	4.06%	15.36%	54.07%	(42.08)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$525,862	$404,186	$307,797	$343,259	$372,184	$268,091
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.16%	2.37%	2.23%	2.06%	2.24%	2.93%
Portfolio turnover rate[e]	12%	16%	21%	25%	24%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$58.73	$51.35	$53.25	$43.02	$26.54	$46.57

Income from investment operations:
Net investment income[a]	0.41	0.81	0.56	0.34	0.31	0.42
Net realized and unrealized gain (loss)[b]	9.72	7.58	(1.84)	10.30	16.47	(20.01)

Total from investment operations	10.13	8.39	(1.28)	10.64	16.78	(19.59)

Less distributions from:
Net investment income	(0.35)	(1.01)	(0.62)	(0.41)	(0.30)	(0.44)

Total distributions	(0.35)	(1.01)	(0.62)	(0.41)	(0.30)	(0.44)

Net asset value, end of period	$68.51	$58.73	$51.35	$53.25	$43.02	$26.54

Total return	17.28%[c]	16.60%	(2.28)%	24.90%	63.36%	(42.29)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$784,441	$540,280	$485,293	$564,483	$430,189	$208,375
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.29%	1.57%	1.17%	0.76%	0.85%	1.14%
Portfolio turnover rate[e]	21%	29%	31%	35%	35%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$127.35	$110.75	$109.00	$89.36	$54.25	$93.36

Income from investment operations:
Net investment income[a]	1.03	1.98	1.52	1.49	1.23	1.37
Net realized and unrealized gain (loss)[b]	11.64	16.71	1.79	19.74	35.10	(39.16)

Total from investment operations	12.67	18.69	3.31	21.23	36.33	(37.79)

Less distributions from:
Net investment income	(0.93)	(2.09)	(1.56)	(1.59)	(1.22)	(1.32)

Total distributions	(0.93)	(2.09)	(1.56)	(1.59)	(1.22)	(1.32)

Net asset value, end of period	$139.09	$127.35	$110.75	$109.00	$89.36	$54.25

Total return	9.98%[c]	17.14%	3.18%	24.08%	67.32%	(40.76)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,449,565	$7,297,113	$6,783,639	$6,501,924	$5,500,145	$3,434,008
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.54%	1.77%	1.48%	1.59%	1.64%	1.89%
Portfolio turnover rate[e]	9%	13%	13%	12%	13%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of period	$69.89	$62.91	$60.91	$48.68	$30.22	$50.62

Income from investment operations:
Net investment income[b]	0.36	0.79	0.50	0.46	0.41	0.40
Net realized and unrealized gain (loss)[c]	8.27	7.03	2.03	12.27	18.44	(20.40)

Total from investment operations	8.63	7.82	2.53	12.73	18.85	(20.00)

Less distributions from:
Net investment income	(0.34)	(0.84)	(0.53)	(0.50)	(0.39)	(0.40)

Total distributions	(0.34)	(0.84)	(0.53)	(0.50)	(0.39)	(0.40)

Net asset value, end of period	$78.18	$69.89	$62.91	$60.91	$48.68	$30.22

Total return	12.35%[d]	12.58%	4.23%	26.33%	62.58%	(39.66)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,241,001	$3,592,398	$3,431,981	$3,441,160	$3,239,681	$1,681,704
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.96%	1.26%	0.85%	0.89%	1.00%	0.97%
Portfolio turnover rate[f]	24%	25%	29%	29%	28%	34%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of period	$57.15	$48.14	$48.14	$40.35	$23.98	$42.87

Income from investment operations:
Net investment income[b]	0.59	1.07	0.89	0.89	0.73	0.91
Net realized and unrealized gain (loss)[c]	3.69	8.99	0.04	7.83	16.38	(18.85)

Total from investment operations	4.28	10.06	0.93	8.72	17.11	(17.94)

Less distributions from:
Net investment income	(0.52)	(1.05)	(0.93)	(0.93)	(0.74)	(0.95)

Total distributions	(0.52)	(1.05)	(0.93)	(0.93)	(0.74)	(0.95)

Net asset value, end of period	$60.91	$57.15	$48.14	$48.14	$40.35	$23.98

Total return	7.51%[d]	21.24%	2.11%	21.99%	71.91%	(42.36)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,149,784	$4,685,906	$3,222,765	$3,569,558	$2,834,421	$1,745,541
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.99%	2.16%	1.97%	2.12%	2.17%	2.62%
Portfolio turnover rate[f]	21%	23%	27%	25%	27%	38%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Russell 3000	iShares Russell 3000 Index Fund	Diversified
Russell 3000 Growth	iShares Russell 3000 Growth Index Fund	Diversified
Russell 3000 Value	iShares Russell 3000 Value Index Fund	Diversified
Micro-Cap	iShares Russell Microcap Index Fund	Diversified
Russell Mid-Cap	iShares Russell Midcap Index Fund	Diversified
Russell Mid-Cap Growth	iShares Russell Midcap Growth Index Fund	Diversified
Russell Mid-Cap Value	iShares Russell Midcap Value Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

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•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1		Level 2	Level 3	Total
Russell 3000
Assets:
Common Stocks	$4,677,758,140		$726	$57	$4,677,758,923
Investment Companies	51,604		—	—	51,604
Warrants	0	[a]	—	—	0	[a]
Money Market Funds	168,622,776		—	—	168,622,776

	$4,846,432,520		$726	$57	$4,846,433,303

Russell 3000 Growth
Assets:
Common Stocks	$427,034,033		$68	$—	$427,034,101
Warrants	0	[a]	—	—	0	[a]
Money Market Funds	13,784,667		—	—	13,784,667

	$440,818,700		$68	$—	$440,818,768

Russell 3000 Value
Assets:
Common Stocks	$524,747,815		$113	$11	$524,747,939
Investment Companies	11,506		—	—	11,506
Warrants	0	[a]	—	—	0	[a]
Money Market Funds	12,286,408		—	—	12,286,408

	$537,045,729		$113	$11	$537,045,853

Micro-Cap
Assets:
Common Stocks	$782,695,593		$—	$4,003	$782,699,596
Investment Companies	645,782		—	—	645,782
Money Market Funds	131,281,794		—	—	131,281,794

	$914,623,169		$—	$4,003	$914,627,172

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Mid-Cap
Assets:
Common Stocks	$8,438,886,684	$—	$—	$8,438,886,684
Money Market Funds	515,672,632	—	—	515,672,632

	$8,954,559,316	$—	$—	$8,954,559,316

Russell Mid-Cap Growth
Assets:
Common Stocks	$4,238,095,062	$—	$—	$4,238,095,062
Money Market Funds	313,897,291	—	—	313,897,291

	$4,551,992,353	$—	$—	$4,551,992,353

Russell Mid-Cap Value
Assets:
Common Stocks	$5,140,426,626	$—	$—	$5,140,426,626
Money Market Funds	243,891,471	—	—	243,891,471

	$5,384,318,097	$—	$—	$5,384,318,097

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

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FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective July 1, 2013, for its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares Russell Mid-Cap ETF, BFA was entitled to an annual investment advisory fee of 0.20% based on the Fund’s average daily net assets.

Effective July 1, 2013, for its investment advisory services to each of the iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to each of the iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF, BFA was entitled to an annual investment advisory fee of 0.25% based on each Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Micro-Cap	0.60

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Russell 3000	$295,719
Russell 3000 Growth	36,878
Russell 3000 Value	14,882
Micro-Cap	702,891
Russell Mid-Cap	699,477
Russell Mid-Cap Growth	427,255
Russell Mid-Cap Value	322,381

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

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Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell 3000
BlackRock Inc.	30,384	3,459	(1,588)	32,255	$8,728,848	$105,610	$90,073
BlackRock Kelso Capital Corp.	15,930	1,386	(648)	16,668	158,179	8,461	510
PennyMac Financial Services Inc. Class A	—	3,194	(42)	3,152	59,226	—	(109)
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	332,194	16,698	—
PNC Financial Services Group Inc. (The)	126,182	12,803	(8,139)	130,846	9,479,793	112,216	50,790

					$18,758,240	$242,985	$141,264

Russell 3000 Growth
BlackRock Inc.	3,177	48	(1,176)	2,049	$554,500	$8,780	$71,014

Russell 3000 Value
BlackRock Inc.	2,659	2,285	(156)	4,788	$1,295,729	$12,382	$14,281
BlackRock Kelso Capital Corp.	3,299	860	(129)	4,030	38,245	1,883	43
PennyMac Financial Services Inc. Class A	—	750	(24)	726	13,642	—	(35)
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	60,533	3,043	—
PNC Financial Services Group Inc. (The)	23,721	7,343	(1,143)	29,921	2,167,776	21,188	17,639

					$3,575,925	$38,496	$31,928

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares ETF	Purchases	Sales
Russell 3000	$153,916,853	$151,162,183
Russell 3000 Growth	56,842,483	56,588,573
Russell 3000 Value	55,551,175	54,895,949
Micro-Cap	141,328,154	139,831,776
Russell Mid-Cap	715,534,378	707,885,781
Russell Mid-Cap Growth	905,529,706	904,221,908
Russell Mid-Cap Value	1,067,944,902	1,059,888,195

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell 3000	$374,783,003	$171,853,830
Russell 3000 Growth	6,125,191	6,125,191
Russell 3000 Value	114,608,952	16,965,853
Micro-Cap	156,637,652	18,558,152
Russell Mid-Cap	666,019,523	206,960,920
Russell Mid-Cap Growth	447,645,962	228,374,329
Russell Mid-Cap Value	504,743,716	355,711,475

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

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BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Russell 3000	$160,510,765
Russell 3000 Growth	13,110,416
Russell 3000 Value	11,505,538
Micro-Cap	124,933,846
Russell Mid-Cap	495,553,302
Russell Mid-Cap Growth	303,821,875
Russell Mid-Cap Value	231,369,322

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell 3000	$21,908,132	$3,180,853	$—	$—	$36,634,037	$126,187,428	$31,991,900	$219,902,350
Russell 3000 Growth	17,839,992	2,128,959	1,086,830	—	14,427,568	55,612,220	15,920,828	107,016,397
Russell 3000 Value	—	—	—	—	12,080,373	50,060,389	12,829,303	74,970,065
Micro-Cap	1,547,739	83,822	758,530	4,726,853	14,316,649	50,574,894	17,016,462	89,024,949
Russell Mid-Cap	17,749,551	—	—	6,949,080	50,284,490	201,205,737	27,732,055	303,920,913
Russell Mid-Cap Growth	166,196,171	—	—	—	54,753,546	421,837,084	137,522,509	780,309,310
Russell Mid-Cap Value	—	—	—	—	154,212,427	350,234,018	4,032,186	508,478,631

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$4,317,681,439	$932,406,943	$(403,655,079)	$528,751,864
Russell 3000 Growth	332,099,320	113,689,571	(4,970,123)	108,719,448
Russell 3000 Value	535,011,385	58,437,860	(56,403,392)	2,034,468
Micro-Cap	854,393,091	138,199,588	(77,965,507)	60,234,081
Russell Mid-Cap	7,188,901,728	2,165,267,689	(399,610,101)	1,765,657,588
Russell Mid-Cap Growth	3,584,085,862	1,034,050,195	(66,143,704)	967,906,491
Russell Mid-Cap Value	4,831,437,644	762,503,786	(209,623,333)	552,880,453

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under

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Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the plaintiff’s request to amend the complaint was September 17, 2013. The plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The plaintiffs filed a notice of appeal on November 8, 2013.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares Russell 3000 ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that

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the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares Russell 3000 Growth ETF, iShares Russell 3000 Value ETF and iShares Micro-Cap ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

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The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. For the iShares Russell Microcap Index Fund, the Board noted that the overall expenses for the Fund were higher than the median overall expenses of the funds in the Lipper Group. The Board further noted that the iShares Russell Microcap Index Fund ranked in the fourth Lipper Quintile for expenses when compared to a subset of the Lipper Group identified as pure index funds. The Board considered that Lipper does not have a microcap investment classification, and that Lipper had compared the Fund to competitor funds in the small cap core category, which contains primarily small cap core funds, which generally are subject to lower fees and expenses than microcap funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Russell Microcap Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III.  iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison

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Contract  (Continued)

iSHARES® TRUST

group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for a breakpoint in the Funds’ investment advisory fee rates as the aggregate assets of certain iShares Funds, including the Funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Russell Midcap Growth Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell 3000	$0.842435	$—	$0.010232	$0.852667	99%	—%	1%	100%
Russell 3000 Growth	0.421304	—	0.002842	0.424146	99	—	1	100
Russell 3000 Value	1.102731	—	0.018615	1.121346	98	—	2	100
Micro-Cap	0.336645	—	0.011875	0.348520	97	—	3	100
Russell Mid-Cap	0.903823	—	0.026872	0.930695	97	—	3	100
Russell Mid-Cap Growth	0.337497	—	0.003650	0.341147	99	—	1	100
Russell Mid-Cap Value	0.496058	—	0.020507	0.516565	96	—	4	100

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-36-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Fund Performance Overview

iSHARES® INDIA 50 ETF

Performance as of September 30, 2013

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the CNX Nifty IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -11.68%, net of fees, while the total return for the Index was -11.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(14.66)%	(14.13)%	(14.64)%	(14.66)%	(14.13)%	(14.64)%
Since Inception	(3.87)%	(3.90)%	(3.38)%	(14.15)%	(14.27)%	(12.46)%

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$883.20	$4.44	$1,000.00	$1,020.40	$4.76	0.94%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	25.55%
Information Technology	16.23
Energy	12.31
Consumer Staples	11.84
Consumer Discretionary	8.74
Materials	7.60
Health Care	6.62
Industrials	4.31
Utilities	3.98
Telecommunication Services	2.04
Other Net Assets	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

ITC Ltd.	10.03%
Infosys Ltd.	7.77
Reliance Industries Ltd.	7.24
Housing Development Finance Corp. Ltd.	6.40
HDFC Bank Ltd.	5.90
ICICI Bank Ltd.	5.51
Tata Consultancy Services Ltd.	5.26
Larsen & Toubro Ltd.	3.46
Tata Motors Ltd.	3.20
Oil & Natural Gas Corp. Ltd.	2.54

TOTAL	57.31%

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.22%

AUTOMOBILES — 8.74%
Bajaj Auto Ltd.	179,879	$5,697,219
Hero Motocorp Ltd.	128,682	4,120,387
Mahindra & Mahindra Ltd.	613,585	8,091,011
Maruti Suzuki India Ltd.	178,667	3,868,176
Tata Motors Ltd.	2,378,716	12,604,352

		34,381,145
CHEMICALS — 1.13%
Asian Paints Ltd.	608,609	4,454,242

		4,454,242
COMMERCIAL BANKS — 16.81%
Axis Bank Ltd.	417,972	6,713,197
Bank of Baroda	273,201	2,148,818
HDFC Bank Ltd.	2,457,792	23,228,582
ICICI Bank Ltd.	1,538,654	21,667,436
IndusInd Bank Ltd.	581,464	3,416,970
Punjab National Bank Ltd.	200	1,471
State Bank of India	348,915	8,979,487

		66,155,961
CONSTRUCTION & ENGINEERING — 3.46%
Larsen & Toubro Ltd.	1,084,514	13,632,039

		13,632,039
CONSTRUCTION MATERIALS — 2.44%
ACC Ltd.	136,082	2,411,416
Ambuja Cements Ltd.	1,060,617	3,085,508
Grasim Industries Ltd.	200	8,434
Ultratech Cement Ltd.	142,454	4,107,443

		9,612,801
DIVERSIFIED FINANCIAL SERVICES — 2.02%
Infrastructure Development Finance Co. Ltd.	1,703,544	2,390,391
Kotak Mahindra Bank Ltd.	512,701	5,540,439

		7,930,830
ELECTRIC UTILITIES — 1.50%
Power Grid Corp. of India Ltd.	1,949,037	3,045,467
Tata Power Co. Ltd.	2,204,700	2,851,178

		5,896,645
ELECTRICAL EQUIPMENT — 0.61%
Bharat Heavy Electricals Ltd.	1,090,783	2,388,424

		2,388,424

Security	Shares	Value

GAS UTILITIES — 0.82%
GAIL (India) Ltd.	619,992	$3,238,779

		3,238,779
HOUSEHOLD PRODUCTS — 1.82%
Hindustan Unilever Ltd.	715,594	7,155,370

		7,155,370
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.66%
NTPC Ltd.	2,777,515	6,526,607

		6,526,607
INDUSTRIAL CONGLOMERATES — 0.24%
Jaiprakash Associates Ltd.	1,719,101	956,121

		956,121
IT SERVICES — 16.23%
HCL Technologies Ltd.	351,478	6,089,672
Infosys Ltd.	636,969	30,584,663
Tata Consultancy Services Ltd.	673,151	20,680,486
Wipro Ltd.	860,470	6,486,778

		63,841,599
METALS & MINING — 4.02%
Hindalco Industries Ltd.	1,736,191	3,096,092
Jindal Steel & Power Ltd.	523,930	1,966,303
NMDC Ltd.	1,108,249	2,121,127
Sesa Goa Ltd.	1,646,291	4,742,105
Tata Steel Ltd.	902,765	3,906,706

		15,832,333
OIL, GAS & CONSUMABLE FUELS — 12.31%
Bharat Petroleum Corp. Ltd.	356,796	1,883,485
Cairn India Ltd.	796,864	4,049,085
Coal India Ltd.	856,982	4,021,328
Oil & Natural Gas Corp. Ltd.	2,344,915	10,009,330
Reliance Industries Ltd.	2,172,740	28,475,879

		48,439,107
PHARMACEUTICALS — 6.62%
Cipla Ltd.	684,609	4,718,620
Dr. Reddy’s Laboratories Ltd.	169,402	6,428,232
Lupin Ltd.	318,178	4,339,644
Ranbaxy Laboratories Ltd.[a]	214,251	1,127,762
Sun Pharmaceuticals Industries Ltd.	995,520	9,412,622

		26,026,880

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

September 30, 2013

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
DLF Ltd.	621,832	$1,268,934

		1,268,934
THRIFTS & MORTGAGE FINANCE — 6.40%
Housing Development Finance Corp. Ltd.	2,067,800	25,184,321

		25,184,321
TOBACCO — 10.03%
ITC Ltd.	7,271,654	39,446,550

		39,446,550
WIRELESS TELECOMMUNICATION SERVICES — 2.04%
Bharti Airtel Ltd.	1,580,586	8,026,354

		8,026,354

TOTAL COMMON STOCKS
(Cost: $424,945,053)		390,395,042

TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $424,945,053)		390,395,042
Other Assets, Less Liabilities — 0.78%		3,083,592

NET ASSETS — 100.00%		$393,478,634

[a]	Non-income earning security.

See notes to consolidated financial statements.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2013

ASSETS
Investments, at cost:
Unaffiliated	$424,945,053

Total cost of investments	$424,945,053

Investments in securities, at fair value (Note 1):
Unaffiliated	$390,395,042

Total fair value of investments	390,395,042
Foreign currency, at value[a]	6,589,396
Receivables:
Dividends	431,358

Total Assets	397,415,796

LIABILITIES
Payables:
Due to custodian	3,649,801
Investment advisory fees (Note 2)	287,361

Total Liabilities	3,937,162

NET ASSETS	$393,478,634

Net assets consist of:
Paid-in capital	$492,596,432
Undistributed net investment income	1,283,186
Accumulated net realized loss	(65,929,527)
Net unrealized depreciation	(34,471,457)

NET ASSETS	$393,478,634

Shares outstanding[b]	18,700,000

Net asset value per share	$21.04

[a]	Cost of foreign currency: $6,589,396.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	9

Consolidated Statement of Operations (Unaudited)

iSHARES® INDIA 50 ETF

Six months ended September 30, 2013

NET INVESTMENT INCOME
Dividends — unaffiliated	$5,346,356
Interest — affiliated (Note 2)	20

Total investment income	5,346,376

EXPENSES
Investment advisory fees (Note 2)	1,901,541
Mauritius income taxes (Note 1)	110,881

Total expenses	2,012,422

Net investment income	3,333,954

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,977,866)
Foreign currency transactions	(121,789)

Net realized loss	(6,099,655)

Net change in unrealized appreciation/depreciation on:
Investments	(50,914,864)
Translation of assets and liabilities in foreign currencies	82,758

Net change in unrealized appreciation/depreciation	(50,832,106)

Net realized and unrealized loss	(56,931,761)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,597,807)

See notes to consolidated financial statements.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,333,954	$1,625,174
Net realized loss	(6,099,655)	(38,836,806)
Net change in unrealized appreciation/depreciation	(50,832,106)	25,771,174

Net decrease in net assets resulting from operations	(53,597,807)	(11,440,458)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,824,020)	(1,173,330)

Total distributions to shareholders	(1,824,020)	(1,173,330)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,017,554	194,311,284
Cost of shares redeemed	(18,403,813)	(91,396,271)

Net increase in net assets from capital share transactions	8,613,741	102,915,013

INCREASE (DECREASE) IN NET ASSETS	(46,808,086)	90,301,225

NET ASSETS
Beginning of period	440,286,720	349,985,495

End of period	$393,478,634	$440,286,720

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,283,186	$(226,748)

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	8,050,000
Shares redeemed	(850,000)	(4,450,000)

Net increase in shares outstanding	300,000	3,600,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$23.93	$23.65	$29.77	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.18	0.12	0.12	0.04	(0.04)
Net realized and unrealized gain (loss)[c]	(2.97)	0.26	(6.11)	3.28	1.64

Total from investment operations	(2.79)	0.38	(5.99)	3.32	1.60

Less distributions from:
Net investment income	(0.10)	(0.10)	(0.10)	(0.04)	—
Return of capital	—	—	(0.03)	(0.08)	—

Total distributions	(0.10)	(0.10)	(0.13)	(0.12)	—

Net asset value, end of period	$21.04	$23.93	$23.65	$29.77	$26.57

Total return	(11.68)%[d]	1.65%	(20.15)%	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$393,479	$440,287	$349,985	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.94%	0.93%	0.92%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	1.56%	0.50%	0.47%	0.13%	(0.49)%
Portfolio turnover rate[f]	10%	35%	28%	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended September 30, 2013, the years ended March 31, 2013, March 31, 2012 and March 31, 2011, and the period ended March 31, 2010 were 6%, 7%, 6%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2013, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2013, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013, were $49,944,894 and $42,420,403, respectively. There were no in-kind transactions for the six months ended September 30, 2013.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2013, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$33,376,490	$49,689	$33,426,179

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

As of September 30, 2013, the cost of investments for federal income tax purposes was $450,750,670. Net unrealized depreciation was $60,355,628, of which $26,760,385 represented gross unrealized appreciation on securities and $87,116,013 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® INDIA 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fun – d based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Notes:

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-37-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 2014 AMT-Free Muni Term ETF | MUAC | NYSE Arca
➢	iShares 2015 AMT-Free Muni Term ETF | MUAD | NYSE Arca
➢	iShares 2016 AMT-Free Muni Term ETF | MUAE | NYSE Arca
➢	iShares 2017 AMT-Free Muni Term ETF | MUAF | NYSE Arca
➢	iShares 2018 AMT-Free Muni Term ETF | MUAG | NYSE Arca

Fund Performance Overview

iSHARES® 2014 AMT-FREE MUNI TERM ETF

Performance as of September 30, 2013

The iShares 2014 AMT-Free Muni Term ETF (the “Fund”), formerly the iShares 2014 S&P AMT-Free Municipal Series, seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2014, as represented by the S&P AMT-Free Municipal Series 2014 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 0.08%, net of fees, while the total return for the Index was 0.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.28%	0.58%	0.51%	0.28%	0.58%	0.51%
Since Inception	1.75%	1.83%	2.09%	6.69%	6.98%	8.03%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.80	$1.50	$1,000.00	$1,023.60	$1.52	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 9/30/13

S&P Credit Rating	Percentage of Total Investments*

AAA	29.58%
AA+	21.44
AA	15.34
AA-	19.19
A+	5.09
A	3.61
A-	0.09
BBB+	0.33
BBB	0.46
BBB-	0.72
Not Rated	4.15

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST STATE ALLOCATIONS

As of 9/30/13

State	Percentage of Net Assets

California	17.24%
Texas	9.50
New York	9.30
Massachusetts	8.68
Washington	5.21
Florida	5.05
Arizona	3.93
New Mexico	3.17
New Jersey	3.15
Virginia	2.82

TOTAL	68.05%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 2015 AMT-FREE MUNI TERM ETF

Performance as of September 30, 2013

The iShares 2015 AMT-Free Muni Term ETF (the “Fund”), formerly the iShares 2015 S&P AMT-Free Municipal Series, seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2015, as represented by the S&P AMT-Free Municipal Series 2015 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 0.20%, net of fees, while the total return for the Index was 0.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.49%	0.58%	0.58%	0.49%	0.58%	0.58%
Since Inception	2.69%	2.74%	3.05%	10.42%	10.63%	11.88%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.00	$1.51	$1,000.00	$1,023.60	$1.52	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 9/30/13

S&P Credit Rating	Percentage of Total Investments*

AAA	30.86%
AA+	20.56
AA	18.39
AA-	19.62
A+	2.48
A	4.35
A-	1.11
BBB+	0.84
Not Rated	1.79

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST STATE ALLOCATIONS

As of 9/30/13

State	Percentage of Net Assets

California	10.77%
New York	9.86
Massachusetts	8.15
Arizona	6.09
Florida	5.94
Texas	5.74
Maryland	5.72
Washington	4.83
New Jersey	3.58
Virginia	3.38

TOTAL	64.06%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 2016 AMT-FREE MUNI TERM ETF

Performance as of September 30, 2013

The iShares 2016 AMT-Free Muni Term ETF (the “Fund”), formerly the iShares 2016 S&P AMT-Free Municipal Series, seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2016, as represented by the S&P AMT-Free Municipal Series 2016 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -0.03%, net of fees, while the total return for the Index was -0.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.19%	0.36%	0.17%	0.19%	0.36%	0.17%
Since Inception	3.62%	3.71%	4.00%	14.19%	14.55%	15.77%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.70	$1.50	$1,000.00	$1,023.60	$1.52	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 9/30/13

S&P Credit Rating	Percentage of Total Investments*

AAA	29.74%
AA+	18.61
AA	17.15
AA-	22.25
A+	3.65
A	4.05
A-	0.98
BBB+	0.26
BBB	0.11
BBB-	0.10
Not Rated	3.10

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST STATE ALLOCATIONS

As of 9/30/13

State	Percentage of Net Assets

New York	10.79%
California	9.66
Massachusetts	6.64
Florida	6.33
Texas	6.27
Illinois	5.63
Arizona	5.47
Washington	4.70
Maryland	3.93
Pennsylvania	3.67

TOTAL	63.09%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® 2017 AMT-FREE MUNI TERM ETF

Performance as of September 30, 2013

The iShares 2017 AMT-Free Muni Term ETF (the “Fund”), formerly the iShares 2017 S&P AMT-Free Municipal Series, seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2017, as represented by the S&P AMT-Free Municipal Series 2017 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -0.64%, net of fees, while the total return for the Index was -0.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.39)%	(0.37)%	(0.23)%	(0.39)%	(0.37)%	(0.23)%
Since Inception	4.31%	4.39%	4.63%	17.04%	17.38%	18.41%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.60	$1.50	$1,000.00	$1,023.60	$1.52	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 9/30/13

S&P Credit Rating	Percentage of Total Investments*
AAA	30.09%
AA+	19.08
AA	17.63
AA-	21.06
A+	4.45
A	2.57
A-	1.31
BBB+	0.16
BBB	0.49
BBB-	0.42
Not Rated	2.74

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST STATE ALLOCATIONS

As of 9/30/13

State	Percentage of Net Assets
California	11.88%
New York	10.48
Texas	6.27
Washington	5.93
Arizona	5.40
Massachusetts	5.18
Florida	4.84
Maryland	4.79
Pennsylvania	4.57
Georgia	3.83

TOTAL	63.17%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 2018 AMT-FREE MUNI TERM ETF

Performance as of September 30, 2013

The iShares 2018 AMT-Free Muni Term ETF (the “Fund”), formerly the iShares 2018 S&P AMT-Free Municipal Series, seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -0.27%, net of fees, while the total return for the Index was -1.39%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.37%	0.65%	(1.33)%

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.30	$1.50	$1,000.00	$1,023.60	$1.52	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 9/30/13

S&P Credit Rating	Percentage of Total Investments*

AAA	30.38%
AA+	15.77
AA	22.45
AA-	17.84
A+	7.56
A	1.48
A-	0.50
BBB	0.52
BBB-	0.33
Not Rated	3.17

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST STATE ALLOCATIONS

As of 9/30/13

State	Percentage of Net Assets

California	14.39%
New York	10.01
Washington	7.66
Florida	5.70
Maryland	5.16
Arizona	4.67
Texas	3.64
Pennsylvania	3.56
Virginia	3.52
Georgia	3.32

TOTAL	61.63%

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.75%

ALASKA — 0.37%
Borough of North Slope GO
Series B
4.00%, 06/30/14		$100	$102,823
City of Anchorage GO
Series C
5.00%, 08/01/14	(NPFGC)	120	124,842

			227,665
ARIZONA — 3.93%
Arizona State University Board of Regents RB University Revenue
Series B
4.00%, 07/01/14		100	102,849
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/14		100	103,473
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		150	155,436
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		160	165,835
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	203,112
City of Phoenix GO
5.00%, 07/01/14	(ETM)	150	155,366
City of Scottsdale GO
5.00%, 07/01/14		100	103,632
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	258,652
Maricopa County Unified School District No. 69 Paradise Valley GOL
5.25%, 07/01/14	(NPFGC-FGIC)	100	103,680
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	102,849

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14	(NPFGC)	$100	$103,647
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14		250	258,925
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		100	103,484
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(PR 07/01/14)	150	155,402
5.25%, 07/01/23	(PR 07/01/14)	100	103,789
Series A
4.75%, 07/01/30	(PR 07/01/14)	110	113,754
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	125	129,341

			2,423,226
ARKANSAS — 0.28%
State of Arkansas GO
4.00%, 08/01/14		170	175,401

			175,401
CALIFORNIA — 17.24%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14	(AMBAC)	100	99,679
City & County of San Francisco GO
Series 2008
5.00%, 06/15/14		100	103,440
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14	(AGM)	125	127,684
Desert Sands Unified School District GO
5.00%, 06/01/14	(AGM)	100	103,162
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/14	(NPFGC-FGIC)	235	242,576

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Elsinore Valley Municipal Water District COP Water Revenue
5.38%, 07/01/14	(NPFGC-FGIC)	$250	$259,077
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		210	216,096
5.00%, 07/01/14	(AMBAC)	125	129,569
Series B
5.00%, 07/01/14		100	103,647
Series E
5.00%, 07/01/14		100	103,647
Los Angeles County Public Works Financing Authority RB Lease Abatement
Series A
5.00%, 08/01/14		100	103,912
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		250	255,320
5.00%, 07/01/14		100	103,655
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14	(AMBAC)	215	222,858
Series C
5.25%, 07/01/17	(PR 07/01/14) (NPFGC)	100	103,789
Los Angeles Unified School District GO
Series A
3.00%, 07/01/14		215	219,543
6.00%, 07/01/14	(FGIC)	100	104,306
Series E
5.00%, 07/01/14	(AMBAC)	100	103,616
Series F
5.00%, 07/01/14	(FGIC)	110	113,978
Series I
5.00%, 07/01/14		315	326,390

Security		Principal (000s)	Value

M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	$100	$103,562
Series L
5.00%, 07/01/14	(AGM)	100	103,453
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	186,523
Series B
4.00%, 07/01/14		180	185,267
Northern California Power Agency RB Electric Power & Light Revenues
Series C
5.00%, 07/01/14	(AGM)	100	103,632
Orange County RB General Fund
Series A
5.00%, 06/01/14	(NPFGC)	250	257,923
Orange County School Board COP Lease Renewal
Series A
5.00%, 08/01/14		200	207,824
Palo Alto Unified School District GO
5.00%, 08/01/14	(AGM)	100	104,038
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/14	(NPFGC)	115	119,617
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.13%, 08/15/14	(AGM)	100	102,500
4.00%, 08/15/14	(AGM)	100	103,264
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	100	102,148
San Diego Unified School District GO
0.00%, 07/01/14	(NPFGC)	100	99,737
Series C-2
5.00%, 07/01/14	(AGM)	100	103,601

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series F
5.00%, 07/01/29	(PR 07/01/14) (AGM)	$830	$859,888
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14		100	102,128
5.00%, 07/01/14	(NPFGC)	100	103,632
San Jose Unified School District GO
Series C
5.00%, 08/01/14	(NPFGC-FGIC)	230	239,235
Southern California Public Power Authority RB Electric Power & Light Revenues
3.00%, 07/01/14		125	127,621
5.00%, 07/01/14		100	103,601
Series A
5.00%, 07/01/14		100	103,616
State of California GO
4.13%, 06/01/14		400	410,584
4.50%, 06/01/14		110	113,187
5.00%, 06/01/14		220	227,108
5.00%, 08/01/14		50	52,015
5.25%, 12/01/28	(PR 06/01/14)	200	206,768
Series A
4.13%, 07/01/14	(ETM) (NPFGC)	235	241,754
5.25%, 07/01/14	(ETM)	810	840,124
5.25%, 07/01/14		1,510	1,567,682
5.25%, 07/01/14	(NPFGC-FGIC)	150	155,730
Series B
5.00%, 07/01/23	(PR 07/01/14)	150	155,355

			10,639,061
COLORADO — 0.17%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14	(NPFGC)	100	103,765

			103,765
CONNECTICUT — 1.14%
Hartford County Metropolitan District GO
Series A
4.00%, 07/15/14		100	103,042

Security		Principal (000s)	Value

State of Connecticut GO
Series B
5.00%, 06/01/14	(NPFGC)	$200	$206,466
Series C
5.00%, 06/01/14		180	185,819
State of Connecticut ST Miscellaneous Taxes
Series A
5.00%, 07/01/14	(NPFGC)	100	103,647
Town of Stratford GO
3.00%, 08/01/14		100	102,237

			701,211
DELAWARE — 0.71%
County of New Castle GO
Series A
4.25%, 07/15/14		150	154,812
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	145,106
State of Delaware GO
5.25%, 08/01/14		130	135,509

			435,427
DISTRICT OF COLUMBIA — 0.17%
District of Columbia GO
Series E
5.00%, 06/01/14	(ETM) (BHAC)	100	103,204

			103,204
FLORIDA — 5.05%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		125	128,778
5.00%, 07/01/14		425	440,236
Florida State Board of Education GO
Series A
5.00%, 06/01/14	(NPFGC-FGIC)	255	263,275
Series B
5.00%, 06/01/14		95	98,083
5.25%, 06/01/14	(GTD)	100	103,412
Series C
5.00%, 06/01/14	(GTD)	100	103,245

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(AMBAC)	$150	$155,413
Series C
5.00%, 07/01/14		150	155,413
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/14	(NPFGC)	300	310,698
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/14	(NPFGC)	75	77,718
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14		100	103,624
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series B
5.25%, 07/01/14	(NPFGC-FGIC)	100	103,742
Miami-Dade County School Board GO
5.38%, 08/01/14	(AGM)	235	244,948
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/14	(AGM)	100	103,547
5.00%, 07/01/14	(XLCA)	100	103,547
State of Florida GO
5.00%, 07/01/14		100	103,647
6.38%, 07/01/14		75	78,482
Series B
5.00%, 06/01/14		100	103,245
5.00%, 06/01/14	(NPFGC, GTD)	125	129,056
Series C
5.25%, 06/01/14	(GTD)	200	206,824

			3,116,933
GEORGIA — 2.57%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	103,574

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/14	(AGM)	$100	$103,163
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14		100	103,163
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	100	103,191
Series A
5.00%, 06/01/14		100	103,163
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	154,779
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	238,193
State of Georgia GO
Series C
5.00%, 08/01/14		100	104,029
5.50%, 07/01/14		300	312,024
Series D
5.00%, 07/01/14		100	103,632
5.00%, 07/01/18	(PR 07/01/14)	150	155,424

			1,584,335
HAWAII — 1.26%
City & County of Honolulu GO
Series A
4.00%, 07/01/14	(AGM)	100	102,872
Series C
5.00%, 07/01/14	(NPFGC)	100	103,640
Series D
5.00%, 07/01/14	(NPFGC)	100	103,640
State of Hawaii GO
Series B
4.25%, 07/15/14	(AMBAC)	100	103,174

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series DG
5.00%, 07/01/14	(AMBAC)	$350	$362,765

			776,091
ILLINOIS — 2.09%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	102,772
Regional Transportation Authority RB Sales Tax Revenue
Series B
5.50%, 06/01/14	(NPFGC-FGIC)	250	258,400
State of Illinois GO
First Series
5.50%, 08/01/14	(NPFGC)	200	207,874
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		250	258,245
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/14		100	102,609
5.00%, 06/15/14		150	154,974
5.00%, 06/15/14	(AGM)	200	206,552

			1,291,426
INDIANA — 1.20%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14) (FGIC)	115	118,780
5.25%, 06/01/22	(PR 06/01/14) (FGIC)	100	103,371
5.25%, 06/01/29	(PR 06/01/14) (FGIC)	500	516,855

			739,006
IOWA — 0.33%
County of Polk GO
Series B
4.00%, 06/01/14		100	102,508
Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14		100	103,194

			205,702

Security		Principal (000s)	Value

KENTUCKY — 0.78%
Fayette County School District Finance Corp. RB Lease Renewal
Series B
2.00%, 07/01/14	(SEEK)	$125	$126,739
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/14		145	150,708
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14		200	207,202

			484,649
LOUISIANA — 0.69%
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.25%, 06/01/14	(AMBAC)	55	56,658
State of Louisiana GO
5.00%, 08/01/14		150	156,067
Series A
5.00%, 08/01/14	(NPFGC)	100	104,045
Series B
5.00%, 07/15/14	(AGC)	105	109,025

			425,795
MAINE — 0.17%
State of Maine GO
4.00%, 06/01/14		100	102,576

			102,576
MARYLAND — 2.62%
County of Baltimore GO
5.00%, 08/01/14		200	208,058
County of Frederick GO
5.00%, 08/01/14		155	161,219
County of Howard GO
Series A
5.00%, 08/15/14		150	156,321
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	104,003
5.00%, 08/01/18	(PR 08/01/14)	150	156,005

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Second Series
5.00%, 08/01/14		$100	$104,029
Second Series B
5.25%, 08/15/14		250	261,082
Second Series E
4.00%, 08/01/14		150	154,791
Series CC
5.50%, 08/01/14		100	104,447
Washington Suburban Sanitary District GO
4.25%, 06/01/14		100	102,730
5.00%, 06/01/14		100	103,231

			1,615,916
MASSACHUSETTS — 8.68%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15	(PR 08/01/14)	265	275,539
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	138,147
5.00%, 08/01/14		200	208,000
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	363,920
Series C
4.00%, 08/01/14	(AGM)	165	170,224
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(ETM)	100	103,585
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(ETM)	200	207,170
5.00%, 07/01/22	(PR 07/01/14)	1,200	1,243,488
5.00%, 07/01/24	(PR 07/01/14)	150	155,436
5.25%, 07/01/15	(PR 07/01/14)	100	103,812
5.25%, 07/01/17	(PR 07/01/14)	500	519,060
5.25%, 07/01/21	(PR 07/01/14)	100	103,812
Series C
5.25%, 07/01/14		250	259,588

Security		Principal (000s)	Value

Massachusetts Development Finance Agency RB College & University Revenue
Series Q-1
5.00%, 07/01/14		$100	$103,585
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
3.75%, 08/15/14	(AGM)	100	103,109
5.00%, 08/15/14	(AGM)	235	244,872
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 10
5.00%, 08/01/29	(PR 08/01/14)	500	519,885
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
3.63%, 08/01/14		100	102,888
Series 14
5.00%, 08/01/14		300	312,108
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14	(ETM) (NPFGC)	115	119,863

			5,358,091
MINNESOTA — 1.43%
State of Minnesota GO
5.00%, 08/01/14		400	416,116
Series A
5.00%, 08/01/14		100	104,029
Series B
5.00%, 08/01/14		100	104,029
Series F
4.00%, 08/01/14		250	257,985

			882,159
MISSOURI — 0.20%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	120	124,645

			124,645

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

MONTANA — 0.17%
State of Montana GO
Series G
4.00%, 08/01/14		$100	$103,194

			103,194
NEBRASKA — 0.25%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	155,700

			155,700
NEVADA — 2.34%
City of Henderson GOL
Series A
5.00%, 06/01/14	(ETM) (AGM)	110	113,524
5.00%, 06/01/14	(AGM)	140	144,441
Clark County GOL
Series B
5.00%, 06/01/14	(AGM)	130	134,137
Clark County RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14		195	201,659
Clark County School District GOL
Series B
5.00%, 06/15/14		110	113,731
5.00%, 06/15/14	(AMBAC)	215	222,293
5.00%, 06/15/14	(NPFGC-FGIC)	175	180,936
Series C
5.00%, 06/15/14	(NPFGC)	100	103,392
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14	(AGM)	125	128,945
Washoe County School District GOL
Series B
5.00%, 06/01/14	(NPFGC)	100	103,149

			1,446,207
NEW HAMPSHIRE — 0.34%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.00%, 08/15/14		100	103,264
5.00%, 08/15/14	(AGM)	100	104,210

			207,474

Security		Principal (000s)	Value

NEW JERSEY — 3.15%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		$100	$102,922
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/23	(PR 07/01/14)	300	310,803
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19	(PR 06/15/14) (FGIC)	700	724,962
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		200	205,356
State of New Jersey GO
5.00%, 06/01/14	(ETM)	230	237,369
Series H
5.25%, 07/01/14		250	259,580
Series N
5.50%, 07/15/14	(AMBAC)	100	104,224

			1,945,216
NEW MEXICO — 3.17%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14		160	164,632
City of Albuquerque GO
Series A
3.00%, 07/01/14		100	102,136
4.00%, 07/01/14		200	205,776
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14) (NPFGC)	785	812,294
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	150	155,349
5.25%, 06/15/20	(PR 06/15/14) (NPFGC)	100	103,566

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/14	(AMBAC)	$100	$103,360
New Mexico Finance Authority RB Water Revenue
Series C
5.25%, 06/01/14	(AMBAC)	100	103,393
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14		200	207,248

			1,957,754
NEW YORK — 9.30%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14	(NPFGC)	125	130,292
City of New York GO
4.00%, 08/01/14		100	103,152
Series A
3.00%, 08/01/14		235	240,443
Series A-1
4.50%, 08/01/14		100	103,569
5.00%, 08/01/14		145	150,780
Series B
5.00%, 08/01/14		440	457,538
Series C
4.00%, 08/01/14		200	206,302
Series F
5.00%, 08/01/14		100	103,986
Series G
4.10%, 08/01/14		50	51,617
5.00%, 08/01/14		100	103,986
Series H
5.00%, 08/01/14	(CIFG)	370	384,622
Series I
5.00%, 08/01/14		175	181,975
Series K
4.00%, 08/01/14		295	304,295
Series O
5.00%, 06/01/14		50	51,600
County of Orange GO
Series A
5.00%, 07/15/14		90	93,414

Security		Principal (000s)	Value

Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	$100	$99,714
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14	(NPFGC)	115	119,529
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14		225	232,677
Series EE
2.50%, 06/15/14		225	228,616
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	330	342,434
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14	(ETM)	100	104,153
Series A-3
4.00%, 08/01/14	(ETM)	200	206,322
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/14		100	102,634
5.00%, 07/01/14	(NPFGC)	100	103,489
Series B
4.00%, 07/01/14		100	102,634
5.00%, 07/01/14		150	155,448
Series C
5.00%, 07/01/14	(NPFGC)	200	207,156
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/14		150	155,151
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	365	373,202
4.00%, 07/01/14		105	107,911
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14		200	205,394

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series B
4.00%, 06/15/14		$100	$102,697
Series C
5.00%, 06/15/14		120	124,138

			5,740,870
NORTH CAROLINA — 1.01%
City of Charlotte GO
5.00%, 08/01/14		250	260,072
County of Mecklenburg GO
Series A
4.00%, 08/01/14		100	103,194
5.00%, 08/01/14		250	260,073

			623,339
OHIO — 1.85%
City of Columbus GO
Series A
5.00%, 07/01/14		200	207,264
Ohio State Water Development Authority RB Water Revenue
0.00%, 06/01/14		100	99,801
5.00%, 06/01/14		150	154,868
State of Ohio GO
Series C
4.00%, 08/01/14		250	257,915
State of Ohio RB Federal Grant Revenue
Series 2008-1
5.00%, 06/15/14		175	180,969
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14		230	238,659

			1,139,476
OKLAHOMA — 1.21%
County of Oklahoma GOL
Series A
3.25%, 08/01/14		230	235,879
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.50%, 06/01/14	(BHAC)	100	102,161

Security		Principal (000s)	Value

Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
5.00%, 07/01/14	(AMBAC)	$100	$103,570
Tulsa County Independent School District No. 1 Tulsa GO
Series A
2.00%, 06/01/14		300	303,516

			745,126
OREGON — 0.70%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	220	227,095
Metro GOL
Series B
4.00%, 06/01/14		100	102,549
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14	(AGM)	100	103,170

			432,814
PENNSYLVANIA — 1.27%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		100	103,342
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14		100	102,576
Third Series
5.25%, 07/01/14		300	311,505
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14		160	165,504
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14	(AGM)	100	102,393

			785,320

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

PUERTO RICO — 1.48%
Commonwealth of Puerto Rico GO
Series A
5.25%, 07/01/14		$205	$204,147
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	100	99,839
Series QQ
5.25%, 07/01/14	(XLCA)	100	99,821
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/14	(AMBAC)	180	179,109
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue
Series B
5.00%, 07/01/14		100	99,403
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.50%, 07/01/25	(PR 07/01/14) (GTD)	225	233,807

			916,126
TENNESSEE — 0.33%
City of Murfreesboro RB Multiple Utility Revenue
2.50%, 06/01/14		100	101,520
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/14		100	104,045

			205,565
TEXAS — 9.50%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	104,052
Series A
3.00%, 08/01/14		200	204,746
City of Dallas GOL
4.00%, 08/15/14		100	103,356

Security		Principal (000s)	Value

City of Houston RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/14	(NPFGC-FGIC)	$100	$102,741
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14	(AGM)	100	103,746
City of San Antonio GOL
5.00%, 08/01/14		150	156,069
County of Harris GO
Series C
5.00%, 08/15/14		100	104,233
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	175	182,226
5.00%, 08/15/16	(PR 08/15/14) (NPFGC-FGIC)	1,250	1,302,262
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	118,660
Dallas Independent School District GO
Series A
5.00%, 08/15/14	(PSF)	150	156,356
Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14	(PSF)	200	208,402
Houston Independent School District GOL
Series A
6.30%, 08/15/14	(PSF)	200	210,666
Klein Independent School District GO
Series A
5.00%, 08/01/14	(PSF)	100	104,052
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	200	206,448
Lewisville Independent School District GO
4.25%, 08/15/14	(PSF)	100	103,582
Magnolia Independent School District GO
5.00%, 08/15/14	(PSF)	100	104,201

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	$200	$208,026
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	260,033
5.00%, 08/01/33	(PR 08/01/14) (PSF)	465	483,660
5.25%, 08/01/14	(PSF)	130	135,539
Round Rock Independent School District GO
4.00%, 08/01/14		150	154,826
San Antonio Independent School District GO
5.25%, 08/15/14	(PSF)	100	104,456
State of Texas GO
Series B
5.00%, 08/01/14		100	104,045
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		230	238,335
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/14		100	103,833
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14		100	104,262
Series B
5.00%, 08/15/14		100	104,262
5.25%, 08/15/14		275	287,320

			5,864,395
UTAH — 2.76%
County of Salt Lake GO
4.00%, 06/15/14		100	102,711
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/14		250	260,110
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	128,295

Security		Principal (000s)	Value

State of Utah GO
Series A
5.00%, 07/01/14		$250	$259,080
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	362,628
Series C
4.00%, 07/01/14		250	257,200
5.00%, 07/01/14		225	233,172
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/14	(AGM)	100	103,411

			1,706,607
VIRGINIA — 2.82%
City of Portsmouth GO
5.00%, 07/01/14	(ETM) (AGM)	5	5,180
5.00%, 07/01/14	(AGM)	95	98,443
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	103,833
Commonwealth of Virginia GO
Series A
5.00%, 06/01/14		100	103,231
County of Loudoun GO
Series A
5.00%, 07/01/14	(SAW)	75	77,724
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	150	154,603
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	103,208
5.00%, 08/01/14		100	104,044
5.25%, 08/01/19	(PR 08/01/14)	500	521,155
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14		110	114,420
5.25%, 08/01/14		190	198,079
Series D
5.00%, 08/01/14		150	156,027

			1,739,947

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

WASHINGTON — 5.21%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	$105	$109,219
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		100	102,872
5.00%, 07/01/14		775	803,086
5.25%, 07/01/14	(NPFGC)	100	103,812
Series C
5.00%, 07/01/14		100	103,624
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(NPFGC-FGIC)	180	186,329
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14) (AGM, GTD)	500	517,270
State of Washington GO
Series A
5.00%, 07/01/14		350	362,684
5.00%, 07/01/19	(PR 07/01/14)	355	367,784
Series B-1
4.00%, 08/01/14		100	103,183
Series C
5.00%, 07/01/14		100	103,624
5.00%, 08/01/14		140	145,625
5.50%, 07/01/14		200	208,000

			3,217,112
WISCONSIN — 0.81%
County of Milwaukee GO
Series A
3.40%, 08/01/14		125	128,298
State of Wisconsin RB Sewer Revenue
Series 2
5.50%, 06/01/14		160	165,726
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	103,601

Security		Principal or Shares (000s)	Value

Series B
5.00%, 07/01/14	(AMBAC)	$100	$103,601

			501,226

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $60,670,256)			60,949,752

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		126	126,304

			126,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,304)			126,304

TOTAL INVESTMENTS IN SECURITIES — 98.95%
(Cost: $60,796,560)			61,076,056
Other Assets, Less Liabilities — 1.05%			646,860

NET ASSETS — 100.00%			$61,722,916

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SEEK  —  Support Education Excellence in Kentucky

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.71%

ALABAMA — 0.19%
Auburn University RB College & University Revenue
5.00%, 06/01/15		$140	$150,671

			150,671
ALASKA — 0.82%
Borough of North Slope GO
Series A
4.00%, 06/30/15		100	106,218
5.00%, 06/30/15	(NPFGC)	210	226,714
City of Anchorage GO
Series D
5.00%, 08/01/15	(AMBAC)	150	162,676
State of Alaska GO
Series A
4.00%, 08/01/15		150	160,049

			655,657
ARIZONA — 6.09%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 01/01/20	(PR 07/01/15)	200	216,272
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/15		135	143,408
Arizona State University Board of Regents RB University Revenue
Series C
5.50%, 07/01/15		245	266,668
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	106,372
5.00%, 07/01/15		125	135,148
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		250	270,295
City of Chandler GO
5.00%, 07/01/15		50	54,022

Security		Principal (000s)	Value

City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		$100	$103,718
City of Glendale GO
Series A
4.00%, 07/01/15		150	158,716
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	108,315
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	107,844
City of Phoenix GO
Series B
4.00%, 07/01/15		300	319,116
City of Scottsdale GO
Series 2008A
3.50%, 07/01/15		100	105,481
City of Tempe GO
3.38%, 07/01/15		200	210,418
Maricopa County Community College District GO
Series C
4.00%, 07/01/15		250	265,567
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/15		100	106,119
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	250	265,885
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	415	442,274
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	270,065
Phoenix Civic Improvement Corp. RB Sewer Revenue
4.00%, 07/01/15	(NPFGC)	150	159,477

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		$200	$212,744
Series B
4.00%, 07/01/15		100	106,372
Pima County GO
5.00%, 07/01/15	(AGM)	150	161,845
Pima County RB Sewer Revenue
Series A
4.00%, 07/01/15		225	238,768
5.00%, 07/01/15		70	75,503
Pima County Unified School District No. 1 Tucson GO
Series C
4.50%, 07/01/15	(NPFGC-FGIC)	120	128,279
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	107,714

			4,846,405
CALIFORNIA — 10.77%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	200	197,282
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	130	127,976
City & County of San Francisco GO
Series B
5.00%, 06/15/15		235	254,047
City of Newport Beach COP Lease Abatement
4.00%, 07/01/15		75	79,616
City of Pasadena RB Electric Power & Light Revenues
Series A
4.00%, 06/01/15		125	132,421
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	157,079
Coast Community College District GO
5.25%, 08/01/15	(NPFGC)	175	190,741

Security		Principal (000s)	Value

County of Orange RB General Fund
Series A
5.00%, 06/01/15	(NPFGC)	$140	$150,632
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	225	221,456
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/15	(NPFGC-FGIC)	100	109,121
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15		135	143,979
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	108,615
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15		150	157,433
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		250	270,847
Series B
5.00%, 07/01/15		175	189,432
Series D
5.00%, 07/01/15		100	108,247
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
4.00%, 07/01/15		100	106,263
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		220	238,346
Series A-1
5.00%, 07/01/15	(AGM)	230	249,180

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/15	(AMBAC)	$125	$135,424
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	217,256
5.75%, 07/01/15	(NPFGC)	100	109,501
Series A
3.00%, 07/01/15		100	104,698
6.00%, 07/01/15	(FGIC)	100	109,864
Series A-1
5.00%, 07/01/15		125	135,239
Series B
5.00%, 07/01/15	(AMBAC)	150	162,286
Series E
5.00%, 07/01/15	(AGM)	100	108,191
Series F
5.00%, 07/01/15	(FGIC)	75	81,143
Series H
5.00%, 07/01/15	(AGM)	100	108,191
Morgan Hill Unified School District GO
0.00%, 08/01/15	(AMBAC)	60	59,131
Orange County Sanitation District RB Sewer Revenue
Series A
5.00%, 08/01/15		150	163,110
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.38%, 08/15/15	(AGM)	190	200,374
5.00%, 08/15/15	(AGM)	100	108,491
San Diego Community College District GO
3.00%, 08/01/15		200	209,910
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
4.00%, 07/01/15		150	158,474
San Diego Unified School District GO
Series A
0.00%, 07/01/15	(NPFGC-FGIC)	100	98,732

Security		Principal (000s)	Value

Series B
2.00%, 07/01/15		$100	$102,845
Series C-2
5.00%, 07/01/15	(AGM)	150	162,232
Series D-3
5.00%, 07/01/15	(AGM)	200	216,310
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(NPFGC)	315	340,918
San Francisco Unified School District GO
Series B
4.00%, 06/15/15		260	276,364
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15	(NPFGC)	100	107,852
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	54,269
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		250	266,157
Series A-1
5.00%, 07/01/15	(AMBAC)	150	161,683
State of California GO
4.00%, 08/01/15		305	325,334
4.13%, 06/01/15	(NPFGC)	385	409,324
5.00%, 06/01/15		270	290,917
Series A
4.00%, 07/01/15		125	132,874
Visalia Unified School District GO
4.00%, 08/01/15		150	157,931
West Contra Costa Unified School District GO
Series D
0.00%, 08/01/15	(NPFGC-FGIC)	100	97,994

			8,565,732

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

COLORADO — 1.07%
Colorado Department of Transportation RB Federal Grant Revenue
Series B
5.00%, 06/15/15	(NPFGC)	$125	$134,866
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	265	288,169
Platte River Power Authority RB Electric Power & Light Revenues
Series GG
5.00%, 06/01/15	(AGM)	175	188,338
University of Colorado Regents RB College & University Revenue
5.25%, 06/01/15	(NPFGC-FGIC)	100	108,108
Series A
3.25%, 06/01/15		125	130,979

			850,460
CONNECTICUT — 1.51%
City of Danbury GO
Series B
5.00%, 07/01/15		100	108,063
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	208,940
State of Connecticut GO
Series C
5.00%, 06/01/15		420	452,088
State of Connecticut RB Water Revenue
Series A
4.13%, 07/01/15		100	106,645
State of Connecticut ST Miscellaneous Taxes
Series B
5.00%, 07/01/15	(AMBAC)	300	324,132

			1,199,868
DELAWARE — 0.30%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	237,860

			237,860

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.85%
District of Columbia GO
Series A
5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	$300	$323,208
Series C
5.00%, 06/01/15	(AGM)	110	118,342
Series E
5.00%, 06/01/15	(BHAC)	220	237,070

			678,620
FLORIDA — 5.94%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	253,904
County of Hillsborough RB Water Revenue
5.50%, 08/01/15	(AMBAC)	110	120,167
County of Miami-Dade GO
4.00%, 07/01/15		100	106,137
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.50%, 07/01/15		210	220,319
5.00%, 07/01/15		660	709,652
Florida State Board of Education GO
Series A
5.00%, 06/01/15		100	107,762
5.00%, 06/01/15	(NPFGC-FGIC)	415	447,212
Series B
5.00%, 06/01/15		200	215,524
Florida State Board of Education RB Lottery Revenue
Series B
5.00%, 07/01/15	(AMBAC)	210	226,779
Series C
5.00%, 07/01/15		100	107,990
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		250	269,975

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	$500	$539,310
5.00%, 07/01/15	(AMBAC)	100	107,862
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	135,101
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(XLCA)	150	161,793
Series A
5.00%, 07/01/15		100	107,862
State of Florida GO
4.00%, 07/01/15		100	106,372
6.38%, 07/01/15		100	110,397
Series A
5.00%, 06/01/15		250	269,405
Series B
4.00%, 06/01/15		100	106,099
Series C
5.00%, 06/01/15		100	107,762
Series D
5.00%, 06/01/15		175	188,584

			4,725,968
GEORGIA — 2.81%
County of Columbia RB Water Revenue
4.00%, 06/01/15		100	105,874
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	265,202
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		395	424,763
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	159,992

Security		Principal (000s)	Value

Series A
4.00%, 08/01/15	(GTD)	$100	$106,661
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	100	107,897
5.00%, 07/01/15	(NPFGC-FGIC)	105	113,292
State of Georgia GO
Series C
5.00%, 07/01/15		880	951,922

			2,235,603
HAWAII — 2.35%
City & County of Honolulu GO
Series B
5.25%, 07/01/15	(AGM)	250	271,340
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	100	108,026
Series B
4.25%, 07/01/15	(NPFGC)	100	106,717
County of Maui GO
Series B
4.00%, 06/01/15		150	159,018
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	475	513,470
Series DO
5.00%, 08/01/15		315	341,558
State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15	(AGM)	250	264,657
University of Hawaii Board of Regents RB College & University Revenue
Series A
5.00%, 07/15/15	(NPFGC)	100	108,018

			1,872,804
ILLINOIS — 1.92%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	79,653

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/15	(AGM)	$100	$108,297
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC)	100	108,623
Series B
5.50%, 06/01/15	(NPFGC-FGIC)	100	107,918
State of Illinois GO
4.00%, 07/01/15		100	104,958
5.00%, 08/01/15		100	106,969
First Series
5.50%, 08/01/15	(NPFGC)	300	323,625
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		75	80,708
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15		220	236,561
5.00%, 06/15/15	(AGM)	100	107,486
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	162,503

			1,527,301
INDIANA — 0.13%
Purdue University RB College & University Revenue
Series Y
4.50%, 07/01/15		100	107,208

			107,208
IOWA — 0.40%
City of West Des Moines GO
Series A
4.00%, 06/01/15		100	106,133
Iowa Finance Authority RB Miscellaneous Revenue
3.00%, 08/01/15		100	104,701
5.00%, 08/01/15		100	108,354

			319,188
KENTUCKY — 0.27%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	108,460

Security		Principal (000s)	Value

Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15		$100	$108,026

			216,486
LOUISIANA — 0.68%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	250	271,320
Series B
5.00%, 07/15/15	(AGC)	250	270,848

			542,168
MAINE — 0.14%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	107,879

			107,879
MARYLAND — 5.72%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15	(AMBAC)	200	216,198
County of Calvert GO
2.00%, 07/15/15		150	154,478
County of Frederick GO
Series A
5.00%, 07/01/15		250	270,158
County of Howard GO
Series B
5.00%, 08/15/15		280	304,175
County of Montgomery GO
Series A
5.00%, 06/01/15		150	161,718
County of Montgomery GOL
Series A
5.00%, 08/01/15		110	119,381
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		310	334,109
Prince George’s County GOL
Series A
5.00%, 07/15/15		100	108,339

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

State of Maryland GO
Second Series
4.00%, 08/01/15		$500	$533,495
5.00%, 07/15/15		250	270,847
5.00%, 08/01/15		180	195,350
Second Series A
4.00%, 08/01/15		100	106,699
5.00%, 08/01/17	(PR 08/01/15)	575	623,317
Series DD
5.50%, 08/01/15		100	109,442
Washington Suburban Sanitary District GO
4.25%, 06/01/15		150	159,846
5.00%, 06/01/15		195	210,233
5.00%, 06/01/16	(PR 06/01/15)	620	667,963

			4,545,748
MASSACHUSETTS — 8.15%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		515	559,032
Commonwealth of Massachusetts GOL
Series B
4.00%, 06/01/15		100	106,145
5.25%, 08/01/15		100	109,008
Series D
4.00%, 08/01/15		350	373,524
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/15		100	107,821
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	225	244,098
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	117,029
4.75%, 07/01/34	(PR 07/01/15)	840	904,369
Series B
5.00%, 07/01/15		170	183,925
Series C
5.00%, 07/01/15		100	108,136

Security		Principal (000s)	Value

Massachusetts Development Finance Agency RB College & University Revenue
Series R-1
5.00%, 07/01/15		$100	$107,971
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		365	393,430
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	215,686
Series C
5.00%, 07/01/15		100	107,734
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	400	434,376
5.00%, 08/15/15	(AMBAC)	100	108,594
5.00%, 08/15/22	(PR 08/15/15) (AGM)	350	380,338
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 9
5.25%, 08/01/17	(PR 08/01/15)	1,000	1,089,180
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15		315	341,803
Series 12
5.00%, 08/01/15		150	162,764
Series A
5.25%, 08/01/15		300	326,898

			6,481,861
MICHIGAN — 0.73%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		535	577,549

			577,549

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

MINNESOTA — 1.92%
State of Minnesota GO
Series A
5.00%, 06/01/15		$100	$107,812
5.00%, 08/01/15		250	271,320
Series D
3.00%, 08/01/15		150	157,305
5.00%, 08/01/15		200	217,056
Series F
4.00%, 08/01/15		725	773,568

			1,527,061
MONTANA — 0.14%
State of Montana Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/15	(NPFGC)	105	113,084

			113,084
NEBRASKA — 0.74%
City of Omaha GO
5.00%, 06/01/15		250	269,267
Omaha School District GO
4.00%, 06/15/15		200	211,990
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	108,227

			589,484
NEVADA — 1.69%
Clark County GOL
Series B
5.00%, 06/01/15	(AGM)	200	215,188
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/15		100	107,734
Clark County School District GOL
5.50%, 06/15/15	(AGM)	200	217,100
Series A
5.25%, 06/15/15	(NPFGC-FGIC)	375	404,798
Series B
5.00%, 06/15/15		270	290,309

Security		Principal (000s)	Value

County of Clark RB Port Airport & Marina Revenue
5.00%, 07/01/15		$100	$107,496

			1,342,625
NEW HAMPSHIRE — 0.44%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/15		100	108,417
State of New Hampshire GO
Series A
3.50%, 06/01/15		125	131,580
Series B
4.00%, 06/01/15		100	106,096

			346,093
NEW JERSEY — 3.58%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		275	292,319
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15		100	108,173
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	350	376,950
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15	(ETM)	100	109,218
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	373,866
Series D
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	125	134,883
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	107,906

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

State of New Jersey GO
5.00%, 06/01/15		$315	$339,526
Series L
5.25%, 07/15/15	(AMBAC)	555	603,540
Series M
5.50%, 07/15/15	(AMBAC)	125	136,490
Series N
5.50%, 07/15/15	(AMBAC)	105	114,652
Series Q
5.00%, 08/15/15		140	152,103

			2,849,626
NEW MEXICO — 1.59%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15		100	108,470
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	500	541,490
New Mexico Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 06/15/15	(NPFGC)	150	161,544
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	100	104,719
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15		325	351,383

			1,267,606
NEW YORK — 9.86%
City of New York GO
Series A
4.00%, 08/01/15		115	122,616
Series A-1
5.00%, 08/01/15		880	954,369
Series B
4.00%, 08/01/15		100	106,623
Series C
5.00%, 08/01/15		200	216,902
Series D
5.00%, 08/01/15		100	108,451

Security		Principal (000s)	Value

Series E
3.00%, 08/01/15		$150	$157,193
4.00%, 08/01/15		150	159,935
5.00%, 08/01/15		530	574,790
Series F
5.00%, 08/01/15		85	92,183
Series G
5.00%, 08/01/15		195	211,479
Series I
4.00%, 08/01/15		235	250,564
5.00%, 08/01/15		100	108,451
Series J-1
4.00%, 08/01/15		100	106,623
5.00%, 08/01/15		100	108,451
Series O
5.00%, 06/01/15	(ETM)	25	26,934
5.00%, 06/01/15		215	231,632
Series P
3.60%, 08/01/15	(NPFGC)	100	105,892
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15	(AGM)	100	98,800
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		125	134,954
Series C
5.00%, 06/15/15		100	107,963
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
4.00%, 08/01/15		150	160,134
Series S-1
4.00%, 07/15/15	(SAW)	205	218,208
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	108,227
Series S-1A
5.00%, 07/15/15	(SAW)	150	162,341
Series S-2
5.00%, 07/15/15	(SAW)	115	124,461

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		$475	$515,783
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15		250	261,120
3.00%, 07/01/15	(GOI)	100	104,626
4.00%, 07/01/15		100	105,848
5.00%, 07/01/15	(NPFGC)	330	356,067
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		150	162,051
Series E
5.00%, 08/15/15		150	163,128
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		200	215,614
5.00%, 07/01/15	(NPFGC-FGIC)	180	194,218
Series A
5.00%, 08/01/15		200	216,824
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/15		130	141,599
Series A
5.00%, 06/15/15		130	140,491
Series C
5.00%, 06/15/15		310	335,017
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	168,321

			7,838,883
NORTH CAROLINA — 1.10%
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15		165	179,835
County of Durham GO
Series B
4.00%, 06/01/15		100	106,148

Security		Principal (000s)	Value

County of Mecklenburg GO
Series A
4.00%, 08/01/15		$125	$133,374
State of North Carolina GO
Series A
5.00%, 06/01/15		420	452,810

			872,167
OHIO — 2.39%
City of Columbus GO
Series A
5.00%, 06/01/15		270	291,092
Ohio State University (The) RB College & University Revenue
Series A
4.75%, 06/01/15		100	107,311
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/23	(PR 06/01/15)	200	215,366
State of Ohio GO
5.00%, 08/01/15		200	216,786
Series C
2.50%, 08/01/15		175	181,694
5.00%, 08/01/15		420	455,251
State of Ohio RB Federal Grant Revenue
Series 2007-1
5.00%, 06/15/15	(AGM)	50	53,937
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15		350	380,534

			1,901,971
OKLAHOMA — 1.05%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15	(BHAC)	150	157,254
Oklahoma Capital Improvement Authority RB Appropriations
Series A
2.00%, 07/01/15		120	123,115

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
4.00%, 07/01/15	(AMBAC)	$100	$106,063
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		100	106,009
Oklahoma County Independent School District No. 89
3.70%, 07/01/15	(NPFGC-FGIC)	100	105,488
State of Oklahoma GO
Series A
4.00%, 07/15/15		100	106,499
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		125	134,678

			839,106
OREGON — 1.10%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15	(NPFGC)	350	377,045
City of Salem GOL
4.00%, 06/01/15		250	264,900
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	231,613

			873,558
PENNSYLVANIA — 2.50%
Bucks County GO
5.00%, 06/01/15		90	97,049
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 08/01/15	(AMBAC)	250	271,007
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/15		210	227,048
Second Series
5.00%, 08/01/15		50	54,235

Security		Principal (000s)	Value

Third Series
5.25%, 07/01/15		$250	$271,385
County of York GO
5.00%, 06/01/15	(NPFGC)	100	107,535
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		115	122,412
5.00%, 07/01/15		400	432,764
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/15		125	134,730
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15	(AGM)	150	159,904
Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15) (AGM)	100	109,095

			1,987,164
PUERTO RICO — 1.51%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/15	(NPFGC)	175	174,970
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15	(AGM)	150	150,472
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35	(PR 07/01/15) (FGIC)	180	194,744
Series SS
5.00%, 07/01/15	(NPFGC)	315	312,351
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15	(AMBAC)	375	367,534

			1,200,071

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

RHODE ISLAND — 0.22%
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	$160	$172,091

			172,091
SOUTH CAROLINA — 0.53%
State of South Carolina GO
Series A
4.00%, 06/01/15		400	424,592

			424,592
SOUTH DAKOTA — 0.29%
South Dakota Conservancy District RB Water Revenue
Series B
5.00%, 08/01/15		100	108,412
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/15	(AGM)	115	123,622

			232,034
TENNESSEE — 0.44%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 08/01/15		100	108,509
Series A
4.00%, 07/01/15		125	133,010
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15	(AGM)	100	105,775

			347,294
TEXAS — 5.74%
Austin Independent School District GO
4.00%, 08/01/15		100	106,642
4.50%, 08/01/15	(NPFGC)	100	107,556
5.25%, 08/01/15	(PSF)	150	163,478
City of Bryan RB Electric Power & Light Revenues
5.00%, 07/01/15		75	80,814
City of Dallas GOL
5.00%, 08/15/15		100	108,634

Security		Principal (000s)	Value

City of El Paso GOL
5.00%, 08/15/15	(AGM)	$125	$135,601
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15	(NPFGC-FGIC)	100	107,734
City of San Antonio GOL
5.00%, 08/01/15		165	179,103
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	269,505
County of Harris GOL
Series C
4.00%, 08/15/15		200	213,612
Houston Independent School District GOL
0.00%, 08/15/15	(PSF)	100	98,806
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15	(PSF)	110	119,453
Keller Independent School District GO
5.50%, 08/15/15	(PSF)	100	109,627
Klein Independent School District GO
Series A
5.00%, 08/01/15	(PSF)	50	54,264
Leander Independent School District GO
0.00%, 08/15/15	(PSF)	185	182,791
Lewisville Independent School District GO
5.00%, 08/15/15	(NPFGC-FGIC)	150	162,714
Magnolia Independent School District GO
5.00%, 08/15/15	(PSF)	100	108,594
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15) (PSF)	110	119,328
North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15		100	104,210
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	272,652

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security	Principal (000s)	Value

Round Rock Independent School District GO
5.00%, 08/01/15	$200	$217,056
5.00%, 08/01/15	(PSF)	100	108,528
State of Texas GO
Series E
5.00%, 08/01/15	200	217,018
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15	150	159,504
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15	205	222,058
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/15	100	109,278
Series A
5.00%, 08/15/15	100	108,811
Series B
5.25%, 08/15/15	365	398,865
Series C
5.00%, 08/15/15	200	217,622

4,563,858
UTAH — 2.02%
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/15	125	135,587
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15	100	107,990
Series B
5.00%, 07/01/15	200	215,980
State of Utah GO
Series A
5.00%, 07/01/15	405	438,101
Series B
4.00%, 07/01/15	525	558,742

Security		Principal (000s)	Value

Utah Transit Authority RB Sales Tax Revenue
Series C
5.25%, 06/15/15	(AGM)	$140	$151,645

			1,608,045
VIRGINIA — 3.38%
City of Alexandria GO
Series A
5.00%, 07/15/15		100	108,339
Commonwealth of Virginia GO
5.00%, 06/01/15		275	296,483
County of Arlington GO
Series D
4.00%, 08/01/15		225	240,158
County of Henrico GO
5.00%, 07/15/15		100	108,339
County of Loudoun GO
Series A
5.00%, 07/01/15	(SAW)	100	108,173
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	539,030
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		100	108,470
Series B
5.00%, 08/01/15		200	216,940
Series C
5.00%, 08/01/15		250	271,175
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		340	368,666
Series B
5.25%, 08/01/15		300	326,664

			2,692,437
WASHINGTON — 4.83%
City of Seattle GOL
Series B
5.00%, 08/01/15		185	200,812
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/15		100	106,642

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Energy Northwest RB Electric Power & Light Revenues
Series A
3.00%, 07/01/15		$145	$151,656
3.25%, 07/01/15		100	105,027
4.00%, 07/01/15		100	106,336
5.00%, 07/01/15		840	907,880
5.50%, 07/01/15		100	108,954
Series C
5.00%, 07/01/15		250	270,202
King County School District No. 411 Issaquah GO
5.63%, 06/01/15	(AGM)	250	271,915
Port of Seattle GOL
5.00%, 06/01/15		160	172,475
Port of Seattle RB Port Airport & Marina Revenue
Series A
5.00%, 08/01/15		100	108,157
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	247,452
4.00%, 07/01/15		175	186,088
Series A
5.00%, 07/01/15		250	270,203
Series C
5.00%, 08/01/15		145	157,225
Series D
5.00%, 07/01/15		175	189,142
Series F
4.50%, 07/01/15		120	128,650
Series R-2006A
5.00%, 07/01/15	(AMBAC)	140	151,313

			3,840,129
WEST VIRGINIA — 0.14%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	100	107,692

			107,692
WISCONSIN — 0.67%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		260	280,964
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15	(AGM)	135	146,498

Security	Principal or Shares (000s)	Value

State of Wisconsin RB Water Revenue
Series 4
5.00%, 06/01/15	$100	$107,762

		535,224

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $77,700,612)		78,516,931

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	223	222,728

		222,728

TOTAL SHORT-TERM INVESTMENTS
(Cost: $222,728)		222,728

TOTAL INVESTMENTS IN SECURITIES — 98.99%
(Cost: $77,923,340)		78,739,659
Other Assets, Less Liabilities — 1.01%		802,323

NET ASSETS — 100.00%		$79,541,982

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.73%

ALASKA — 0.94%
Borough of North Slope GO
Series A
5.00%, 06/30/16	(NPFGC)	$100	$111,460
Series B
4.00%, 06/30/16		175	190,304
City of Anchorage GO
Series A
5.00%, 08/01/16		100	112,103
Series D
5.00%, 08/01/16	(AMBAC)	100	112,103
State of Alaska GO
Series A
4.00%, 08/01/16		100	109,476
5.00%, 08/01/16		125	140,391

			775,837
ARIZONA — 5.47%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/16	(AMBAC)	100	108,637
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		200	221,580
Arizona Transportation Board RB Federal Grant Revenue
4.00%, 07/01/16		95	103,532
Series A
4.00%, 07/01/16		150	163,471
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		415	463,808
City of Chandler GOL
5.00%, 07/01/16		100	111,731
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	107,701
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	110	123,173
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	170	191,349

Security		Principal (000s)	Value

City of Phoenix GO
Series A
5.00%, 07/01/16		$200	$223,638
6.25%, 07/01/16		100	115,074
City of Scottsdale GOL
5.00%, 07/01/16		180	201,431
City of Tempe GO
Series C
4.00%, 07/01/16		140	152,694
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	155,140
Maricopa County High School District No. 210 Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	100,654
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	108,610
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	106,515
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	138,995
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		50	54,376
Phoenix Civic Improvement Corp. RB Excise Tax Revenue
Series A
4.00%, 07/01/16		100	108,981
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16		250	270,955
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
Series B
5.00%,07/01/16	(NPFGC)	170	188,712
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16		200	226,244

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Pima County GO
4.50%, 07/01/16	(NPFGC-FGIC)	$100	$109,938
Pima County RB Sewer Revenue
4.00%, 07/01/16	(AGM)	100	108,352
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	395	441,914
Town of Gilbert GO
5.00%, 07/01/16		100	111,702

			4,518,907
CALIFORNIA — 9.66%
Alameda County Unified School District GO
Series A
0.00%,08/01/16	(AGM)	185	177,885
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	160	178,358
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	300	288,462
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/16		150	163,666
5.00%, 06/01/16		415	463,792
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	111,522
Desert Sands Unified School District GO
5.00%, 08/01/16		100	112,133
East Bay Municipal Utility District RB Sewer Revenue
Series A
4.00%, 06/01/16		100	109,110
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	67,000

Security		Principal (000s)	Value

Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16	(NPFGC)	$100	$111,383
Los Angeles Community College District GO
Series E
5.00%, 08/01/16	(AGM)	200	224,808
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%,07/01/16		105	110,645
5.00%, 07/01/16		275	308,547
Series A
5.00%, 07/01/16		290	325,377
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		200	218,594
5.00%, 07/01/16		300	336,597
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	114,039
Series B
5.00%, 07/01/16	(AGM)	200	223,990
Series E
5.00%, 07/01/16	(AGM)	200	223,990
Series G
5.00%, 07/01/16	(AMBAC)	120	134,394
Series KY
5.00%, 07/01/16		210	235,189
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/16	(AGM)	130	144,798
Metropolitan Water District of Southern California RB Water Revenue
Series B
4.00%, 07/01/16		100	109,441
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		100	111,500

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16	(NPFGC)	$100	$110,806
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	130	145,726
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16	(NPFGC)	100	106,926
San Diego Community College District GO
4.00%, 08/01/16		100	109,983
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16		325	364,621
San Diego Unified School District GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	96,682
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	111,300
Series A
0.00%, 07/01/16	(NPFGC FGIC)	100	97,000
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	112,024
Series 2010-1
5.00%, 07/01/16		100	112,024
Series A
5.00%, 07/01/16		225	252,054
State of California GO
4.13%, 06/01/16	(XLCA)	125	136,531
5.00%, 06/01/16	(XLCA)	200	222,990
5.00%, 08/01/16		790	885,677
Series A
4.00%, 07/01/16		320	350,074
5.00%, 07/01/16		140	156,894

			7,976,532

Security		Principal (000s)	Value

COLORADO — 1.39%
City & County of Denver GO
5.00%, 08/01/16		$130	$145,968
Series A
5.00%, 08/01/16		210	235,794
Colorado Department of Transportation RB Federal Grant Revenue
Series B
4.25%, 06/15/16	(NPFGC)	120	131,449
5.50%, 06/15/16	(NPFGC)	325	366,892
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16		100	110,654
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		150	153,260

			1,144,017
CONNECTICUT — 1.17%
City of Norwalk GO
Series B
5.00%, 07/01/16		100	111,994
Connecticut State Health & Educational Facility Authority RB College & University Revenue
Series A
1.35%, 07/01/42	(PR 07/21/16)	350	357,028
State of Connecticut GO
Series C
5.00%, 06/01/16		250	278,575
State of Connecticut ST Miscellaneous Taxes
5.25%, 07/01/16	(AMBAC)	100	112,383
Town of Stratford GO
4.00%, 08/01/16		100	108,591

			968,571
DELAWARE — 0.91%
County of New Castle GO
Series A
4.00%, 07/15/16		100	109,322
5.00%, 07/15/16		100	112,174

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		$125	$139,774
State of Delaware GO
5.00%, 07/01/16		100	112,023
Series B
3.00%, 07/01/16		100	106,542
5.00%, 07/01/16		155	173,635

			753,470
DISTRICT OF COLUMBIA — 0.90%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	220	246,310
Series C
5.00%, 06/01/16	(AGM)	250	278,247
Series F
5.00%, 06/01/16	(BHAC)	50	55,720
Washington Metropolitan Area Transit Authority RB Transit Revenue
Series A
5.00%, 07/01/16		150	166,815

			747,092
FLORIDA — 6.33%
County of Miami-Dade GO
2.70%, 07/01/16		115	120,809
Series B
5.00%, 07/01/16		150	167,033
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	275	305,896
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.75%, 07/01/16		150	160,982
5.00%, 07/01/16		1,000	1,109,200
Florida State Board of Education GO
Series B
5.00%, 06/01/16		100	111,529
Series D
5.25%, 06/01/16		215	241,208

Security		Principal (000s)	Value

Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/16		$100	$111,471
Florida State Board of Education RB Miscellaneous Revenue
Series B
5.00%, 07/01/16		200	222,942
5.00%, 07/01/16	(NPFGC)	290	323,266
Series C
5.00%, 07/01/16		100	111,471
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series A
5.00%, 07/01/16	(AGM)	75	83,451
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	200	222,536
5.00%, 07/01/16	(NPFGC)	100	111,268
Series B
5.00%, 07/01/16	(NPFGC)	115	127,958
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		150	167,553
Lee County School Board COP Lease Renewal
Series B
3.00%, 08/01/16		100	105,446
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series A
3.00%, 07/01/16	(AGM)	100	105,529
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		200	216,934
Sarasota County School Board COP Lease Appropriation
Series B
3.00%, 07/01/16		210	220,966

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

State of Florida GO
5.00%, 07/01/16		$250	$279,547
Series C
5.00%, 06/01/16		415	462,845
Series E
5.00%, 06/01/16		120	133,835

			5,223,675
GEORGIA — 3.60%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	109,092
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	214,269
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	164,688
County of Douglas GO
4.00%, 08/01/16		130	142,050
Forsyth County School District GO
5.00%, 07/01/16		100	111,761
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/16		120	129,833
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	590	656,357
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	170	189,499
5.00%, 07/01/16	(NPFGC-FGIC)	125	139,337
State of Georgia GO
Series B
5.00%, 07/01/16		150	167,991
5.75%, 08/01/16		110	125,861
Series E
5.00%, 08/01/16		625	701,956
Series E-1
4.00%, 07/01/16		110	120,163

			2,972,857

Security		Principal (000s)	Value

HAWAII — 1.46%
City & County of Honolulu GO
Series A
5.25%, 07/01/16	(AGM)	$140	$157,458
Series B
2.00%, 08/01/16		100	103,662
City & County of Honolulu RB Wastewater Revenue
Series A
4.25%, 07/01/16	(NPFGC)	100	109,489
5.00%, 07/01/16	(NPFGC)	100	111,528
County of Hawaii GO
Series A
5.00%, 07/15/16	(AGC)	100	111,639
State of Hawaii GO Series DN
5.00%, 08/01/16		400	448,292
University of Hawaii System Board of Regents RB College & University Revenue
Series A
4.00%, 07/15/16	(NPFGC)	150	163,049

			1,205,117
IDAHO — 0.17%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	140,091

			140,091
ILLINOIS — 5.63%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	108,415
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16		255	283,802
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	315	352,504

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	$150	$167,859
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	615,483
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,208,585
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	140	133,224
5.50%, 06/15/16	(FGIC)	100	112,312
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	120	134,514
Series A
5.75%, 07/01/16	(NPFGC)	65	73,059
State of Illinois GO
5.00%, 08/01/16		270	294,125
Series A
5.00%, 06/01/16		160	173,746
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/16		300	333,027
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/16		100	105,365
4.00%, 06/15/16		100	108,086
5.00%, 06/15/16		200	221,506
5.00%, 06/15/16	(NPFGC)	100	110,810
Series B
4.50%, 06/15/16		100	109,420

			4,645,842
INDIANA — 0.27%
Indiana University RB College & University Revenue
Series S
3.50%, 08/01/16		100	107,897
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16	(NPFGC)	100	112,043

			219,940

Security		Principal (000s)	Value

IOWA — 0.40%
City of West Des Moines GO
Series A
4.00%, 06/01/16		$100	$108,831
Iowa City Community School District GO
Series B
3.00%, 06/01/16		100	106,190
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	112,012

			327,033
KENTUCKY — 0.26%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16		100	106,793
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16		100	111,470

			218,263
LOUISIANA — 0.81%
City of Shreveport GO
5.00%, 08/01/16		150	166,415
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/16	(AMBAC)	100	109,084
State of Louisiana GO
Series A
5.00%, 08/01/16		100	112,193
Series C
5.00%, 07/15/16		250	280,062

			667,754
MARYLAND — 3.93%
County of Calvert GO
3.00%, 07/15/16		100	106,559
County of Frederick GO
Series B
4.00%, 08/01/16		225	245,790

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

County of Howard GO
Series B
5.00%, 08/15/16		$215	$241,729
County of Montgomery GO
Series A
5.00%, 07/01/16		200	223,988
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	150	163,601
Series A
3.00%, 07/01/16		100	106,344
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		200	223,580
State of Maryland GO
Second Series
5.00%, 08/01/16		1,210	1,358,987
5.00%, 08/01/19	(PR 08/01/16)	100	112,258
Second Series E
5.00%, 08/01/16		125	140,391
Series A
2.00%, 08/01/16		100	103,892
Washington Suburban Sanitary Commission GO
Series A
4.00%, 06/01/16		100	109,022
Washington Suburban Sanitary District GO
5.00%, 06/01/16		100	111,694

			3,247,835
MASSACHUSETTS — 6.64%
Commonwealth of Massachusetts GO
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	557,785
5.00%, 08/01/21	(PR 08/01/16)	185	207,677
5.00%, 08/01/22	(PR 08/01/16)	110	123,484
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		705	789,515
Series B
5.00%, 08/01/16		420	470,350

Security		Principal (000s)	Value

Series D
5.00%, 08/01/16		$175	$195,979
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	(NPFGC-FGIC)	100	112,680
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		750	839,077
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		290	326,589
5.50%, 07/01/16		205	232,208
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series O
5.00%, 07/01/16		200	223,988
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16	(AGM)	165	184,917
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.00%, 08/15/16	(AMBAC)	95	103,908
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue
Series A
5.00%, 08/01/16		195	218,893
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		280	306,368
Series A
5.25%, 08/01/16		250	282,388
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16	(AGM)	100	113,661

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series J
5.25%, 08/01/16	(AGM)	$175	$197,353

			5,486,820
MICHIGAN — 0.64%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		475	528,927

			528,927
MINNESOTA — 1.76%
State of Minnesota GO
5.00%, 06/01/16		220	245,604
Series A
5.00%, 08/01/16		375	420,949
Series D
4.00%, 08/01/16		100	109,417
5.00%, 08/01/16		220	246,956
Series F
4.00%, 08/01/16		395	432,197

			1,455,123
MISSISSIPPI — 0.13%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	(AMBAC)	100	109,374

			109,374
MISSOURI — 0.54%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	100	111,533
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/16		300	335,808

			447,341
MONTANA — 0.33%
Montana Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/16		250	271,733

			271,733

Security		Principal (000s)	Value

NEBRASKA — 0.44%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16	(NPFGC)	$100	$108,244
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	225	251,723

			359,967
NEVADA — 1.80%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	300	333,804
Clark County RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/16		125	138,488
Series D
5.00%, 07/01/16		100	111,123
Series F
5.00%, 07/01/16		150	166,185
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	109,589
Series C
5.00%, 06/15/16		115	127,561
5.00%, 06/15/16	(NPFGC)	100	110,923
Clark County Water Reclamation District GOL
Series A
5.00%, 07/01/16		150	166,812
State of Nevada GOL
5.00%, 06/01/16		200	222,722

			1,487,207
NEW HAMPSHIRE — 0.60%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16		250	279,860
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	106,401

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series B
4.00%, 06/01/16		$100	$108,910

			495,171
NEW JERSEY — 1.77%
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/16	(AGM)	100	110,030
Series E
5.00%, 07/01/16		100	111,965
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
5.00%, 06/15/16		100	111,151
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		100	113,130
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/16		50	55,575
State of New Jersey GO
5.00%, 06/01/16		370	412,646
Series L
5.25%, 07/15/16	(AMBAC)	215	242,189
Series M
5.50%, 07/15/16	(AMBAC)	125	141,670
Series Q
4.00%, 08/15/16		150	163,821

			1,462,177
NEW MEXICO — 0.88%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16	(AMBAC)	100	112,353
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/16	(SAW)	150	168,199

Security	Principal (000s)	Value

City of Albuquerque GO
Series A
3.00%, 07/01/16	$100	$106,316
4.00%, 07/01/16	105	114,490
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16	200	223,638

724,996
NEW YORK — 10.79%
City of New York GO
Series A
3.00%, 08/01/16	220	234,157
Series A-1
4.00%, 08/15/16	100	109,351
5.00%, 08/01/16	125	140,051
Series B
4.00%, 08/01/16	1,305	1,425,556
5.00%, 08/01/16	280	313,715
Series C
5.00%, 08/01/16	175	196,072
Series E
5.00%, 08/01/16	500	560,205
Series F
5.00%, 08/01/16	150	168,062
Series G
5.00%, 08/01/16	100	112,041
5.25%, 08/01/16	125	140,926
Series I
5.00%, 08/01/16	100	112,041
Series J
5.00%, 08/01/16	280	313,715
Series J-1
5.00%, 08/01/16	440	492,980
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	95	107,694
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16	200	223,996

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series BB
4.00%, 06/15/16		$100	$109,284
Series EE
3.00%, 06/15/16		95	101,269
5.00%, 06/15/16		100	111,998
Series FF
5.00%, 06/15/16		175	195,997
Series GG
5.00%, 06/15/16		100	111,998
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16		200	213,156
4.00%, 08/01/16		100	109,383
Series S-1
5.00%, 07/15/16	(SAW)	100	112,024
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	114,725
5.00%, 07/15/16	(SAW)	250	280,060
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/16		100	112,339
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		525	584,614
Series A
4.00%, 07/01/16		100	108,724
5.00%, 07/01/16		95	106,145
Series B
5.00%, 07/01/16		225	251,986
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		125	136,288
5.00%, 06/15/16		100	111,710
Series E
5.00%, 08/15/16		200	224,666
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	112,024

Security		Principal (000s)	Value

New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/16		$495	$555,246
5.50%, 06/15/16		100	113,515
Series C
4.00%, 06/15/16		150	163,545
North Syracuse Central School District GO
Series B
3.00%, 06/15/16	(SAW)	100	105,766
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	109,235

			8,906,259
NORTH CAROLINA — 1.48%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	224,206
City of Charlotte GO
5.00%, 08/01/16		295	331,323
City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		100	111,877
County of Forsyth GO
3.50%, 08/01/16		100	108,073
County of Mecklenburg GO
Series A
5.00%, 08/01/16		100	112,313
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	100	111,421
5.25%, 06/01/16		100	112,356
Series B
5.00%, 06/01/16		100	111,694

			1,223,263
OHIO — 2.01%
City of Columbus GO
Series A
4.00%, 07/01/16		100	109,153
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16		250	278,822

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

State of Ohio GO
5.00%, 08/01/16		$200	$224,024
Series A
5.00%, 06/15/16		125	139,438
5.00%, 06/15/18	(PR 06/15/16)	185	206,682
Series C
5.00%, 08/01/16		325	364,161
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.00%, 06/15/16		300	334,044

			1,656,324
OKLAHOMA — 0.78%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	108,526
5.00%, 06/01/16	(BHAC)	55	61,140
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/16		250	271,237
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16		200	206,548

			647,451
OREGON — 0.62%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	111,665
State of Oregon GO Series A
4.00%, 08/01/16		165	180,588
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	222,946

			515,199
PENNSYLVANIA — 3.67%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	110,955

Security		Principal (000s)	Value

City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/16		$140	$155,572
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		200	223,638
Third Series
5.38%, 07/01/16	(NPFGC)	770	868,868
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		425	464,147
5.00%, 07/01/16		350	391,776
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		430	478,796
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	112,837
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16	(AGM)	200	220,894

			3,027,483
PUERTO RICO — 1.62%
Commonwealth of Puerto Rico GO
0.00%, 07/01/16		100	82,559
6.00%, 07/01/16	(NPFGC)	185	186,051
Series A
5.00%, 07/01/16	(AGM)	100	100,363
5.50%, 07/01/16	(NPFGC)	250	248,282
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16	(NPFGC)	320	317,802
Series ZZ
4.00%, 07/01/16		100	94,010

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	(ETM) (FGIC)	$100	$113,386
Series CC
5.00%, 07/01/16		100	95,059
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16	(AGC)	100	101,000

			1,338,512
RHODE ISLAND — 0.41%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	125	138,619
State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	180	200,804

			339,423
SOUTH CAROLINA — 0.25%
State of South Carolina GO
Series A
4.00%, 06/01/16		190	207,142

			207,142
SOUTH DAKOTA — 0.14%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		100	111,731

			111,731
TENNESSEE — 1.24%
Metropolitan Government of Nashville & Davidson County GO
Series B
4.00%, 08/01/16		125	136,735
5.00%, 08/01/21	(PR 08/01/16)	200	224,516
Series D
5.00%, 07/01/16		200	223,754
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue Series A
5.00%, 07/01/16		150	167,030

Security		Principal (000s)	Value

State of Tennessee GO Series A
4.00%, 08/01/16		$250	$273,690

			1,025,725
TEXAS — 6.27%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	113,748
Austin Independent School District GO
Series A
4.00%, 08/01/16	(NPFGC)	100	109,328
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/16	(AGM)	85	94,659
City of El Paso GOL
Series A
5.00%, 08/15/16		150	167,678
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		115	128,981
County of Bexar GOL
4.00%, 06/15/16		100	108,898
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	275	307,763
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	224,740
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	112,223
Edinburg Consolidated Independent School District GO
Series A
5.00%, 08/15/16	(AGM)	150	168,327
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	320	359,584
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	113,081
Houston Independent School District GOL
Series A
5.00%, 08/15/16	(PSF)	125	140,463

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Leander Independent School District GO
5.00%, 08/15/16	(PSF)	$100	$112,218
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	245	275,306
Series A
4.00%, 08/15/16	(PSF)	125	136,909
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	112,218
North East Independent School District GO
5.00%, 08/01/16	(PSF)	240	269,335
Series A
5.00%, 08/01/16	(PSF)	100	112,223
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	113,081
Round Rock Independent School District GO
5.00%, 08/01/16		200	224,446
State of Texas GO
5.00%, 08/01/16		165	185,118
Series B
5.00%, 08/01/16		200	224,386
Series C
4.00%, 08/01/16		100	109,388
Series E
5.00%, 08/01/16		100	112,193
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16		300	336,075
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/16		200	225,292
Series B
4.25%, 08/15/16		100	110,479

Security		Principal (000s)	Value

Series C
5.00%, 08/15/16		$330	$371,732

			5,179,872
UTAH — 2.61%
County of Salt Lake RB Sales Tax Revenue
Series A
5.00%, 08/15/16		100	112,035
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		50	54,391
5.00%, 07/01/16		100	111,500
5.00%, 07/01/16	(AMBAC)	100	111,500
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue
Series A
4.00%, 07/01/16		220	239,505
Ogden City School District GO
5.00%, 06/15/16	(GTD)	150	167,069
State of Utah GO
Series A
2.00%, 07/01/16		120	124,579
5.00%, 07/01/16		1,100	1,231,934

			2,152,513
VIRGINIA — 2.46%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16		360	392,479
County of Arlington GO
Series C
4.00%, 08/15/16		200	219,294
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	111,435
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16		200	224,146
5.00%, 08/01/16	(SAP)	185	207,335

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16	(SAW)	$100	$106,466
5.00%, 08/01/16		200	224,146
Series C
5.00%, 08/01/16	(SAW)	490	549,158

			2,034,459
WASHINGTON — 4.70%
City of Seattle Water System Revenue RB Water Revenue
Series B
4.00%, 08/01/16		100	109,328
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	103,386
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16		625	702,756
5.25%, 07/01/16	(NPFGC)	130	146,173
Series B
7.13%, 07/01/16		350	410,357
Series C
5.00%, 07/01/16		135	150,877
Series D
5.00%, 07/01/16		275	307,343
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/16		125	138,674
Series A
4.00%, 08/01/16		100	108,680
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	108,526
State of Washington GO
5.00%, 07/01/16		250	279,403
5.00%, 07/01/16	(AGM)	250	279,403
Series 2010B
5.00%, 08/01/16		400	448,292
Series A
5.00%, 07/01/16		300	335,283

Security	Principal or Shares (000s)	Value

Series B
5.00%, 07/01/16	(AGM)	$125	$139,701
Series R-2011C
5.00%, 07/01/16	100	111,761

3,879,943
WISCONSIN — 0.85%
State of Wisconsin RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	150	167,466
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16	100	111,501
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	275	308,891
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/16	100	111,501

699,359

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $80,501,659)	81,526,327

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	344	343,901

343,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $343,901)	343,901

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

September 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.14%
(Cost: $80,845,560)	$81,870,228
Other Assets, Less Liabilities — 0.86%	706,826

NET ASSETS — 100.00%	$82,577,054

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.75%

ALABAMA — 0.17%
Alabama Water Pollution Control Authority RB Sewer Revenue Series B
2.50%, 08/15/17		$150	$155,639

			155,639
ALASKA — 1.19%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	137,633
5.00%, 06/30/17	(NPFGC)	215	245,175
City of Anchorage GO Series A
4.25%, 08/01/17		100	112,178
State of Alaska GO Series A
5.00%, 08/01/17		500	577,415

			1,072,401
ARIZONA — 5.40%
Arizona Transportation Board RB Federal Grant Revenue
4.00%, 07/01/17		150	166,449
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		125	143,398
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		355	407,249
City of Chandler GO
3.00%, 07/01/17		100	107,369
City of Glendale GOL
4.00%, 07/01/17		100	109,609
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	112,570
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	113,984
City of Mesa RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	113,353

Security		Principal (000s)	Value

City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	$100	$110,518
5.25%, 07/01/17	(NPFGC-FGIC)	140	161,876
City of Phoenix GO Series A
5.00%, 07/01/17		215	246,902
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		100	114,838
City of Tempe GO Series C
5.00%, 07/01/17		250	286,895
City of Tempe RB Sales Tax Revenue
5.00%, 07/01/17		215	245,704
Maricopa County Community College District GO
4.00%, 07/01/17		200	221,540
Series C
5.00%, 07/01/17		100	114,439
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	106,379
Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	320,320
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/17		125	137,880
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		165	187,780
Series C
5.00%, 07/01/17		155	176,399
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17		100	114,638
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17		200	233,110
Series B
5.00%, 07/01/17		225	258,385

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Pima County GO
4.00%, 07/01/17	(AGM)	$100	$110,110
Pima County RB Sewer Revenue
4.50%, 07/01/17	(AGM)	100	111,919
5.00%, 07/01/17	(AGM)	100	113,589
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17		100	113,431
Town of Gilbert GO
5.00%, 07/01/17		100	114,638

			4,875,271
CALIFORNIA — 11.88%
Berkeley Unified School District GO
4.00%, 08/01/17		150	166,774
California State Public Works Board RB Lease Abatement Series C
5.00%, 06/01/17		395	450,956
City of Los Angeles RB Wastewater System Revenue Series A
4.00%, 06/01/17		225	250,641
City of Pasadena RB Electric Power & Light Revenues Series A
3.00%, 06/01/17		100	107,099
County of Sacramento RB Port Airport & Marina Revenue Series D
3.75%, 07/01/17	(AGM)	380	410,803
East Side Union High School District GO Series B
4.00%, 08/01/17	(AGM)	200	221,508
Escondido Union School District GO Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	181,582
Evergreen Elementary School District GO Series A
6.00%, 08/01/17	(AGM)	100	118,397

Security		Principal (000s)	Value

Long Beach Unified School District GO Series A
5.00%, 08/01/17		$110	$126,563
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		75	84,916
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		200	230,956
Series B
5.00%, 07/01/17		605	697,190
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		225	251,941
5.00%, 07/01/17		385	444,590
Series A-1
5.00%, 07/01/17	(AMBAC)	200	230,956
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		175	195,046
5.50%, 07/01/17	(FGIC)	135	157,922
Series I
5.00%, 07/01/17		100	115,137
Series KRY
4.00%, 07/01/17		100	111,455
5.00%, 07/01/17		145	166,949
Series KY
5.00%, 07/01/17		320	368,438
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/17	(AGM)	100	114,261
Metropolitan Water District of Southern California RB Water Revenue Series C
4.00%, 07/01/17		100	111,102

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Northern California Power Agency RB Electric Power & Light Revenues Series A
3.00%, 06/01/17		$100	$107,661
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	255,582
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	220	241,199
5.00%, 08/15/17	(AGM)	200	229,680
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/17		175	197,682
San Diego Public Facilities Financing Authority RB Water Revenue Series A
5.00%, 08/01/17		225	259,522
San Diego Unified School District GO Series D-1
5.50%, 07/01/17	(NPFGC)	305	353,660
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
4.00%, 07/01/17		100	111,514
San Francisco Unified School District GO Series A
5.00%, 06/15/17		230	264,465
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/17	(NPFGC)	130	149,035
Santa Clara Unified School District GO
5.00%, 07/01/17		200	230,516
Santa Monica Community College District GO
5.00%, 08/01/17		245	282,992

Security		Principal (000s)	Value

Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		$100	$116,589
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		280	322,496
Series A
5.00%, 07/01/17		200	230,435
Southwestern Community College District GO Series B
5.25%, 08/01/17	(NPFGC-FGIC)	120	139,738
State of California GO
4.20%, 06/01/17	(XLCA)	100	111,689
5.00%, 06/01/17	(XLCA)	645	738,654
Series A
4.25%, 07/01/17		100	112,553
5.00%, 07/01/17		735	847,286
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	113,650

			10,731,780
COLORADO — 0.69%
Boulder County RB Sales Tax Revenue
5.00%, 07/15/17		50	57,434
City & County of Denver GO Series A
5.00%, 08/01/17		200	230,884
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/17		100	112,967
University of Colorado Regents RB College & University Revenue
Series B
4.00%, 06/01/17		100	110,843
5.00%, 06/01/17		100	114,439

			626,567
CONNECTICUT — 1.63%
City of Danbury GO Series B
5.00%, 07/01/17		265	304,533

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

City of Hartford GO
Series A
5.25%, 08/15/17	(ETM) (AMBAC)	$95	$110,469
5.25%, 08/15/17	(AMBAC)	5	5,820
City of Stamford GO Series B
5.00%, 07/01/17		300	345,714
State of Connecticut GO Series C
5.00%, 06/01/17		355	407,188
State of Connecticut ST Miscellaneous Taxes
Series A
4.00%, 08/01/17	(AMBAC)	100	111,080
Series B
5.25%, 07/01/17	(AMBAC)	165	190,669

			1,475,473
DELAWARE — 1.32%
City of Wilmington GO Series A
5.00%, 06/01/17	(AGM)	100	114,244
County of New Castle GO Series A
5.00%, 07/15/17		200	230,790
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		150	172,197
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/17		115	132,018
State of Delaware GO
Series A
3.00%, 07/01/17		100	107,792
5.00%, 07/01/17		280	322,778
Series B
5.00%, 07/01/17		100	115,278

			1,195,097
DISTRICT OF COLUMBIA — 0.64%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	85	96,567

Security		Principal (000s)	Value

Series C
5.00%, 06/01/17	(AGM)	$100	$113,608
Series F
5.00%, 06/01/17	(BHAC)	325	370,357

			580,532
FLORIDA — 4.84%
County of Miami-Dade GO
5.00%, 07/01/17		100	114,122
Series B
5.00%, 07/01/17		100	114,122
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	100	111,787
5.00%, 08/01/17	(NPFGC-FGIC)	270	306,855
Florida State Board of Education GO
Series C
5.00%, 06/01/17		270	309,404
Series D
5.50%, 06/01/17		150	174,590
Series E
5.00%, 06/01/17		175	200,540
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		200	228,402
Series B
5.00%, 07/01/17		235	268,372
Series E
5.00%, 07/01/17		200	228,402
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/17		215	246,990
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
3.25%, 07/01/17		110	118,231
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/17		200	229,276

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Lee County School Board COP Lease Renewal Series B
5.00%, 08/01/17		$100	$113,409
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/17		115	126,449
5.00%, 07/01/17		100	113,609
Miami-Dade County Transit System RB Sales Tax Revenue
5.00%, 07/01/17	(AGM)	100	113,609
State of Florida GO
Series A
5.00%, 06/01/17		375	429,727
5.00%, 07/01/17		210	241,160
Series B
5.00%, 06/01/17		135	154,702
Series D
5.00%, 06/01/17		225	257,837
State of Florida RB Lottery Revenue Series C
5.00%, 07/01/17		145	165,591

			4,367,186
GEORGIA — 3.83%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17		100	113,316
Georgia State Road & Tollway Authority RB Federal Grant Revenue
5.00%, 06/01/17		140	159,615
Series A
4.00%, 06/01/17	(AGM)	100	109,969
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17		425	484,547
Gwinnett County Water & Sewerage Authority RB Water Revenue Series A
4.00%, 08/01/17	(GTD)	200	223,120
State of Georgia GO
Series B
5.00%, 07/01/17		100	115,238

Security		Principal (000s)	Value

Series E
5.00%, 08/01/19	(PR 08/01/17)	$650	$748,937
5.00%, 08/01/21	(PR 08/01/17)	600	691,326
Series I
5.00%, 07/01/17		535	616,523
Series J-1
4.00%, 07/01/17		175	195,081

			3,457,672
HAWAII — 1.65%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		125	138,999
Series B
2.50%, 08/01/17		100	105,570
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		100	108,019
4.25%, 07/01/17	(NPFGC)	150	167,532
5.00%, 07/01/17		125	143,049
State of Hawaii GO
Series DN
5.00%, 08/01/17		150	172,428
Series DQ
5.00%, 06/01/17		250	286,192
Series DR
5.00%, 06/01/17		120	137,372
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		200	231,906

			1,491,067
IDAHO — 0.12%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	106,917

			106,917

ILLINOIS — 2.25%
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/17		100	113,924

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/17	(NPFGC-FGIC)	$155	$143,141
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	102,950
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17	(NPFGC)	100	113,311
Regional Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17		150	169,236
5.75%, 06/01/17	(AGM)	125	144,031
6.00%, 07/01/17	(NPFGC-FGIC)	200	232,286
State of Illinois GO Series A
5.00%, 06/01/17		450	495,077
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17		350	396,424
5.00%, 06/15/17	(ETM)	5	5,732
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	100	115,107

			2,031,219
IOWA — 0.75%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	280,645
Series A
4.00%, 08/01/17		100	111,319
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/17		150	171,075
State of Iowa RB Miscellaneous Revenue
4.00%, 06/15/17		100	110,534

			673,573
KANSAS — 0.50%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	451,180

			451,180

Security		Principal (000s)	Value

KENTUCKY — 0.38%
Kentucky State Property & Buildings Commission RB Lease Renewal Series A
5.00%, 08/01/17		$100	$114,296
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/17		200	228,562

			342,858
LOUISIANA — 0.20%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	165	176,458

			176,458
MAINE — 0.13%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	100	114,241

			114,241
MARYLAND — 4.79%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/17	(AMBAC)	150	172,197
County of Baltimore GO
5.00%, 08/01/17		170	196,321
County of Frederick GO
4.00%, 06/01/17		50	55,498
County of Howard GO Series B
5.00%, 08/15/17		215	248,448
County of Montgomery GO
Series A
5.00%, 07/01/17		100	115,238
5.00%, 08/01/17		200	230,966
Maryland State Department of Transportation RB Income Tax Revenue Second Series
5.00%, 06/01/17		100	114,907
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	258,296

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series A
4.00%, 07/01/17		$380	$422,264
5.00%, 07/01/17		100	114,798
Prince George’s County GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	250	288,742
Series B
5.00%, 07/15/17		100	115,354
State of Maryland GO
Second Series
5.00%, 07/15/17		250	288,385
5.00%, 08/01/17		225	259,837
Second Series A
3.00%, 08/15/17		100	107,879
Second Series B
5.00%, 08/01/17		275	317,578
5.25%, 08/15/17		285	332,162
Series B
4.50%, 08/01/17		250	283,802
5.00%, 08/01/17		100	115,483
Washington Suburban Sanitary District GO
5.00%, 06/01/17		250	287,462

			4,325,617
MASSACHUSETTS — 5.18%
Commonwealth of Massachusetts GO Series C
5.25%, 08/01/17		210	243,197
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/17		400	459,484
Series B
3.00%, 07/01/17		100	107,293
5.00%, 06/01/17		210	240,240
5.00%, 07/01/17		250	286,595
5.00%, 08/01/17		100	114,871
Series D
5.50%, 08/01/17		215	251,004
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.25%, 07/01/17		235	272,217
Series C
5.50%, 07/01/17	(ETM)	5	5,851
5.50%, 07/01/17		705	823,661

Security		Principal (000s)	Value

Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17	(AGM)	$100	$111,024
Series D
5.00%, 07/01/17	(AGM)	100	112,843
Massachusetts School Building Authority RB Sales Tax Revenue Series B
4.00%, 08/15/17		300	333,816
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		300	349,026
Series 14
3.50%, 08/01/17		100	109,640
5.00%, 08/01/17		100	115,401
Series A
5.25%, 08/01/17		285	331,574
Massachusetts Water Resources Authority RB General Revenue Series J
5.25%, 08/01/17	(AGM)	350	405,615

			4,673,352
MICHIGAN — 0.47%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17		275	313,835
Michigan State University RB College & University Revenue Series A
4.00%, 08/15/17		100	110,189

			424,024
MINNESOTA — 2.01%
State of Minnesota GO
5.00%, 08/01/17		300	346,203
Series A
5.00%, 06/01/17		100	114,907
5.00%, 08/01/17		150	173,101
Series B
5.00%, 08/01/17		100	115,401
Series C
5.00%, 08/01/17		100	115,401

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Series D
3.00%, 08/01/17		$150	$161,640
5.00%, 08/01/17		415	478,915
Series F
4.00%, 08/01/17		280	312,368

			1,817,936
MISSISSIPPI — 0.13%
Mississippi Development Bank RB Miscellaneous Revenue Series C
5.00%, 08/01/17		100	113,129

			113,129
MISSOURI — 0.19%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
Series B
5.00%, 07/01/17		150	172,736

			172,736
NEBRASKA — 0.32%
City of Omaha GO
5.00%, 06/01/17		250	286,680

			286,680
NEVADA — 1.44%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	284,910
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17		200	227,218
Clark County RB Sales Tax Revenue
Series B
3.00%, 07/01/17		150	159,171
Clark County School District GOL
Series B
4.50%, 06/15/17	(AMBAC)	300	334,959
State of Nevada GOL
Series D
5.00%, 06/01/17		150	171,318
Washoe County School District GOL
Series A
4.13%, 06/01/17		110	121,591

			1,299,167

Security		Principal (000s)	Value

NEW HAMPSHIRE — 0.95%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		$475	$544,592
State of New Hampshire GO
Series A
5.00%, 07/01/17		100	115,077
Series B
5.00%, 06/01/17		175	200,951

			860,620
NEW JERSEY — 2.82%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	114,667
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17		250	283,190
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
5.00%, 06/15/17		200	226,684
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17		315	365,302
State of New Jersey GO
5.00%, 06/01/17		215	246,141
5.00%, 06/01/23	(PR 06/01/17)	115	132,161
5.00%, 06/01/25	(PR 06/01/17)	150	172,385
5.00%, 06/01/26	(PR 06/01/17)	100	114,923
5.00%, 06/01/27	(PR 06/01/17)	170	195,369
Series L
5.25%, 07/15/17	(AMBAC)	100	115,754
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	466,728
Series Q
5.00%, 08/15/17		100	115,051

			2,548,355

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security	Principal (000s)	Value

NEW MEXICO — 1.52%
City of Albuquerque GO
Series A
4.00%, 07/01/17	$100	$111,044
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/17	150	172,257
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/17	400	459,148
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	100	114,838
Series A
5.00%, 07/01/17	450	516,771

		1,374,058
NEW YORK — 10.48%
City of Albany GOL
Series A
2.00%, 07/01/17	100	102,244
City of New York GO
Series A
3.00%, 08/01/17	100	106,910
Series A-1
4.00%, 08/01/17	115	127,249
4.00%, 08/15/17	250	276,830
4.20%, 08/01/17	210	233,940
5.00%, 08/01/17	715	817,910
Series C
3.00%, 08/01/17	100	106,910
5.00%, 08/01/17	630	720,676
5.25%, 08/01/17	100	115,328
Series E
4.00%, 08/01/17	225	248,965
5.00%, 08/01/17	725	829,349
Series G
4.00%, 08/01/17	125	138,314
Series H
4.00%, 08/01/17	200	221,302
Series I
5.00%, 08/01/17	350	400,375

Security		Principal (000s)	Value

Series I-1
4.00%, 08/01/17		$100	$110,651
Series J-1
5.00%, 08/01/17		235	268,824
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17		390	448,625
Series EE
5.00%, 06/15/17		155	178,300
Series FF-1
4.00%, 06/15/17		190	211,421
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 07/15/17	(SAW)	275	309,023
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17		235	261,381
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series D
4.00%, 08/01/17		250	278,065
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	113,088
5.00%, 07/01/17		215	245,106
Series A
3.10%, 07/01/17		200	213,946
5.00%, 07/01/17		175	199,922
6.00%, 07/01/17	(NPFGC)	100	118,596
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17		330	378,302
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	106,531
5.00%, 07/01/17		285	324,683
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17		175	204,911

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security	Principal (000s)	Value

Series A
5.00%, 06/15/17	$270	$311,226
5.00%, 08/15/17	200	231,488
Series B
5.00%, 06/15/17	125	144,086
Series C
5.00%, 06/15/17	210	242,065
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	115,061

9,461,603
NORTH CAROLINA — 1.33%
City of Charlotte GO
5.00%, 08/01/17	395	456,158
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/17	100	115,077
Series B
5.00%, 07/01/17	100	115,077
City of Greensboro RB Combined Enterprise System Revenue
5.25%, 06/01/17	150	173,124
County of Mecklenburg GO
Series A
5.00%, 08/01/17	200	230,966
State of North Carolina GO
Series B
5.00%, 06/01/17	100	114,985

1,205,387
OHIO — 2.39%
City of Columbus GO
Series 2012-3
5.00%, 08/15/17	325	375,290
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17	395	452,647
State of Ohio GO
Series B
5.00%, 08/01/17	395	454,060
Series C
5.00%, 08/01/17	465	534,150

Security		Principal (000s)	Value

State of Ohio RB Federal Grant Revenue
Series 2008-1
5.00%, 06/15/17		$100	$113,944
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	113,944
5.50%, 06/15/17	(AGM)	100	115,754

			2,159,789
OKLAHOMA — 0.59%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/17	(BHAC)	150	171,017
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		100	110,459
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	139,046
5.00%, 07/15/17		100	114,950

			535,472
OREGON — 0.65%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	217,945
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	111,074
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	115,419
Portland Community College District GO
5.00%, 06/15/17		125	143,583

			588,021
PENNSYLVANIA — 4.57%
City of Philadelphia GO
Series A
5.25%, 08/01/17	(AGM)	150	171,207

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/17	(AGM)	$175	$199,304
Commonwealth of Pennsylvania GO
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	202,065
Series T
5.00%, 07/01/17		225	258,385
Third Series
5.00%, 07/15/17		575	660,962
5.38%, 07/01/17		325	377,702
5.38%, 07/01/17	(AGM)	450	522,972
County of Bucks GO
5.00%, 06/01/17		150	172,127
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	505,422
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		320	367,990
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		150	163,265
5.00%, 08/01/17		100	114,539
Series AN
5.00%, 06/15/17		125	142,164
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/17		35	39,922
Pennsylvania State University RB College & University Revenue
Series B
5.25%, 08/15/17		100	115,885
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 06/01/17	(AGM)	100	112,648

			4,126,559

Security		Principal (000s)	Value

PUERTO RICO — 1.69%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17		$205	$188,637
5.50%, 07/01/17	(FGIC)	200	184,036
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17	(XLCA)	365	346,783
Series LL
5.50%, 07/01/17	(NPFGC)	170	166,833
Series TT
5.00%, 07/01/17		100	93,788
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17	(NPFGC)	155	169,106
Series BB
5.25%, 07/01/17	(AMBAC)	150	139,581
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17	(AGM)	240	239,347

			1,528,111
SOUTH CAROLINA — 0.38%
North Charleston District RB Sewer Revenue
4.00%, 07/01/17		100	110,459
State of South Carolina GO
Series A
5.00%, 06/01/17		200	229,970

			340,429
SOUTH DAKOTA — 0.25%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(AGM)	200	227,216

			227,216
TENNESSEE — 0.87%
City of Johnson GO
4.00%, 06/01/17		100	110,615

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Metropolitan Government of Nashville & Davidson County GO
Series A
5.00%, 07/01/17		$485	$557,352
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17		100	113,806

			781,773
TEXAS — 6.27%
Austin Independent School District GO
5.00%, 08/01/17	(PSF)	190	218,952
City of Arlington GOL
Series A
4.00%, 08/15/17		115	127,963
City of Carrollton GOL
4.00%, 08/15/17		200	221,850
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	100	112,492
City of El Paso GOL
5.00%, 08/15/17		100	114,216
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	150	170,413
City of San Antonio GOL
5.00%, 08/01/17		100	115,238
Corpus Christi Independent School District GO
5.00%, 08/15/17		100	115,061
County of Harris GOL
Series C
5.00%, 08/15/17		150	172,777
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/17	(NPFGC)	175	200,567
County of Tarrant GOL
4.00%, 07/15/17		150	166,974
Del Mar College District GOL
5.00%, 08/15/17		100	114,912

Security		Principal (000s)	Value

Denton Independent School District GO
4.50%, 08/15/17		$125	$140,514
Houston Independent School District GOL
Series A
5.00%, 08/15/17	(PSF)	100	115,350
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	277,300
Leander Independent School District GO
Series A
0.00%, 08/15/17	(PSF)	50	47,348
Lone Star College System (Harris and Montgomery Counties) GO
Series A
5.00%, 08/15/17		100	114,953
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	258,759
North East Independent School District GO
5.00%, 08/01/17	(PSF)	100	115,238
Series A
5.00%, 08/01/17	(PSF)	250	288,095
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	111,555
Round Rock Independent School District GO
5.00%, 08/01/17		205	236,238
5.00%, 08/01/17	(PSF)	170	195,905
State of Texas GO
Series A
5.00%, 08/01/17		100	115,238
Series B
5.00%, 08/01/17		100	115,156
Series D
4.00%, 08/01/17		100	111,399
Series E
4.00%, 08/01/17		115	128,109

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security	Principal (000s)	Value

Texas Tech University RB College & University Revenue
Series A
5.00%, 08/15/17	$100	$114,979
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17	225	258,820
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17	125	144,498
Series B
3.00%, 08/15/17	250	269,697
5.00%, 08/15/17	130	150,277
5.25%, 08/15/17	210	244,751
Series C
5.00%, 08/15/17	125	144,498
Series E
5.00%, 08/15/17	100	115,598

5,665,690
UTAH — 1.87%
State of Utah GO
Series A
4.00%, 07/01/17	350	390,162
5.00%, 07/01/17	765	881,571
Series C
5.00%, 07/01/17	360	414,857

1,686,590
VIRGINIA — 2.60%
City of Richmond GO
Series C
5.00%, 07/15/17	(SAW)	100	115,031
City of Virginia Beach GO
Series B
5.00%, 07/15/17	125	143,990
Commonwealth of Virginia GO
Series B
4.00%, 06/01/17	100	111,303
5.00%, 06/01/17	150	172,477
County of Henrico GO
5.00%, 07/15/17	100	115,354

Security		Principal (000s)	Value

Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		$100	$114,505
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17		370	425,322
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17		100	114,952
Series B
5.00%, 08/01/17		255	293,128
5.25%, 08/01/17		410	475,149
Series C
5.00%, 08/01/17	(SAW)	230	264,390

			2,345,601
WASHINGTON — 5.93%
Clark County School District No. 114 Evergreen GO
Series B
3.00%, 06/01/17	(GTD)	125	133,780
County of King GOL
Series B
5.00%, 06/01/17		100	114,594
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17		1,365	1,565,901
5.25%, 07/01/17	(NPFGC)	260	300,656
Series B
5.00%, 07/01/17		100	114,718
Series C
0.00%, 07/01/17		100	94,690
5.25%, 07/01/17	(NPFGC)	100	115,637
Series D
5.00%, 07/01/17		100	114,718
Port of Seattle RB Port Airport & Marina Revenue
4.00%, 06/01/17		100	110,013
Series A
4.00%, 08/01/17		200	220,558

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

State of Washington COP Lease Appropriation
Series B
4.50%, 07/01/17		$150	$168,201
State of Washington GO
Series B
5.00%, 07/01/17		100	114,718
5.00%, 07/01/17	(AGM)	200	229,436
Series C
5.50%, 07/01/17		130	151,521
Series R-2007C
5.00%, 07/01/17		485	556,382
Series R-2011B
5.00%, 07/01/17		200	229,436
Series R-2011C
5.00%, 07/01/17		720	825,970
Series R-2013A
5.00%, 07/01/17		165	189,285

			5,350,214
WEST VIRGINIA — 0.13%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		100	114,122

			114,122
WISCONSIN — 1.36%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		225	248,490
5.00%, 07/01/17		100	114,102
5.00%, 07/01/17	(NPFGC-FGIC)	110	125,971
Series 2
4.00%, 07/01/17		125	138,269
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/17		100	114,516
Wisconsin Electric Power Co.
4.00%, 07/01/17		150	165,688

Security	Principal or Shares (000s)	Value

Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	(AGM)	$285	$324,176

1,231,212

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $87,874,447)	89,168,594

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	271	270,924

270,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $270,924)	270,924

TOTAL INVESTMENTS IN SECURITIES — 99.05%
(Cost: $88,145,371)	89,439,518
Other Assets, Less Liabilities — 0.95%	859,629

NET ASSETS — 100.00%	$90,299,147

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.40%

ALABAMA — 0.78%
State of Alabama GO
Series A
5.00%, 08/01/18		$50	$58,358
Series C
5.00%, 06/01/18		100	116,374

			174,732
ALASKA — 0.73%
City of Anchorage GO
Series B
5.00%, 08/01/18		50	58,308
State of Alaska GO
5.50%, 06/30/18		40	47,090
Series A
5.00%, 08/01/18		50	58,691

			164,089
ARIZONA — 4.67%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/18		30	33,356
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/18		70	81,479
City of Mesa GO
5.00%, 07/01/18	(NPFGC-FGIC)	30	34,547
City of Phoenix GO
Series C
4.00%, 07/01/18		50	55,983
City of Scottsdale GO
3.00%, 07/01/18		50	53,787
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/18		50	58,349
Maricopa County Community College District GO
4.00%, 07/01/18		130	145,554
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/18		65	74,883

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/18		$100	$115,700
Phoenix Civic Improvement Corp. RB Water Revenue
5.25%, 07/01/18	(NPFGC-FGIC)	150	176,542
Pima County GO
4.00%, 07/01/18	(AGM)	50	55,303
Pima County RB Fuel Sales Tax Revenue
4.00%, 07/01/18		50	55,086
Yavapai County Community College District GOL
4.00%, 07/01/18		100	110,557

			1,051,126
CALIFORNIA — 14.39%
Burbank Unified School District GO
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	44,780
City of Cupertino COP
2.00%, 07/01/18		50	51,377
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/18		200	234,374
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.90%, 07/01/18	(AGM)	110	119,677
Desert Sands Unified School District GO
4.00%, 08/01/18		50	56,199
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	70	83,166
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	135	157,693
Livermore-Amador Valley Water Management Agency RB Sewer Revenue
5.00%, 08/01/18		100	115,585

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

Los Altos Elementary School District GO
3.00%, 08/01/18		$100	$108,604
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/18		90	105,801
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		50	58,074
Los Angeles County Public Works Financing Authority RB Lease Abatement
Series A
5.00%, 08/01/18		100	115,585
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/18		50	53,979
4.00%, 07/01/18		35	39,394
Los Angeles Department of Water & Power RB Water Revenue
Series B
5.00%, 07/01/18		35	41,145
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/18	(FGIC)	250	298,625
Series KRY
5.00%, 07/01/18		45	52,718
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/18	(AGM)	50	58,024
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	125	144,616

Security		Principal (000s)	Value

Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18		$35	$40,513
San Diego Unified School District GO
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	40	35,814
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		70	81,868
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/18		140	164,182
State of California GO
4.50%, 08/01/18		95	108,366
Series A
4.40%, 07/01/18		220	252,091
5.00%, 07/01/18		525	615,972

			3,238,222
COLORADO — 1.30%
City & County of Denver GO
5.25%, 08/01/18		45	53,324
Series A
5.00%, 08/01/18		115	134,931
University of Colorado Regents RB College & University Revenue
5.00%, 06/01/18		90	104,559

			292,814
CONNECTICUT — 2.61%
City of Bristol GO
4.00%, 07/15/18		60	66,853
State of Connecticut ST Miscellaneous Taxes
Series B
5.25%, 07/01/18	(AMBAC)	100	117,393
Town of Watertown GO
Series B
5.00%, 07/01/18		150	174,373
Town of West Hartford GO
Series A
5.00%, 07/01/18		100	117,203

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

University of Connecticut RB College & University Revenue
Series A
4.00%, 08/15/18		$100	$111,952

			587,774
DELAWARE — 0.84%
County of New Castle GO
Series B
4.00%, 07/15/18		90	101,344
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/18		25	29,125
State of Delaware GO
5.00%, 07/01/18		50	58,627

			189,096
DISTRICT OF COLUMBIA — 0.31%
District of Columbia GO
Series B
5.25%, 06/01/18	(AMBAC)	60	69,674

			69,674
FLORIDA — 5.70%
County of Miami-Dade RB Miscellaneous Revenue
5.25%, 08/01/18	(NPFGC-FGIC)	50	57,917
Florida State Board of Education RB Lottery Revenue
Series A
4.50%, 07/01/18		170	192,729
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/18		225	262,219
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/18		125	145,311
Miami-Dade County School Board COP Lease Appropriation
Series A
5.00%, 08/01/18	(AMBAC)	50	56,793

Security	Principal (000s)	Value

Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/18	$70	$80,419
Palm Beach County School District COP
5.00%, 08/01/18	100	114,582
State of Florida GO
Series A
5.00%, 06/01/18	125	145,467
Series B
5.00%, 06/01/18	75	87,281
Series D
5.00%, 06/01/18	75	87,281
Series E
5.00%, 06/01/18	45	52,368

1,282,367
GEORGIA — 3.32%
Douglasville-Douglas County Water & Sewer Authority RB Water Revenue
5.00%, 06/01/18	40	46,448
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/18	110	127,202
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	80	92,510
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
4.00%, 07/01/18	50	55,375
State of Georgia GO
Series A
5.00%, 07/01/18	100	117,203
Series B
4.25%, 08/01/18	50	56,888
Series I
5.00%, 07/01/18	215	251,986

747,612

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

HAWAII — 1.60%
City & County of Honolulu RB Wastewater Revenue
Series 2009A
5.00%, 07/01/18		$60	$69,093
County of Maui GO
5.00%, 06/01/18		50	58,113
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	233,128

			360,334
ILLINOIS — 2.76%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		50	57,502
Metropolitan Pier & Exposition Authority RB Dedicated State Tax Revenue
0.00%, 06/15/18	(NPFGC-FGIC)	55	50,865
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/18	(AGM)	50	58,380
Series B
5.50%, 06/01/18	(NPFGC)	75	86,846
State of Illinois GO
5.00%, 08/01/18		100	110,495
State of Illinois RB Sales Tax Revenue
Series B
5.00%, 06/15/18		225	257,074

			621,162
INDIANA — 0.39%
Purdue University RB College & University Revenue
Series Y
5.00%, 07/01/18		75	87,524

			87,524
IOWA — 0.73%
Iowa City Community School District GO
Series B
3.00%, 06/01/18		50	53,608

Security	Principal (000s)	Value

Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/18	$45	$52,592
Series A
5.00%, 08/01/18	50	58,435

164,635
KENTUCKY — 0.77%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/18	50	57,843
Kentucky Turnpike Authority RB Economic Development Road Revenue
Series A
5.00%, 07/01/18	50	57,925
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/18	50	57,925

173,693
MAINE — 0.21%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/18	(AGM)	40	46,300

46,300
MARYLAND — 5.16%
County of Frederick GO
4.00%, 08/01/18	25	28,052
County of Harford GO
5.00%, 07/01/18	50	58,501
County of Howard GO
Series B
5.00%, 08/15/18	50	58,681
County of Montgomery GO
Series A
5.00%, 08/01/18	100	117,382
County of Montgomery GOL
Series A
5.00%, 08/01/18	100	117,382
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/18	60	69,899

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security	Principal (000s)	Value

State of Maryland GO
4.00%, 08/15/18	$135	$152,084
5.25%, 08/15/18	50	59,321
Second Series
5.00%, 07/15/18	150	175,932
Series B
5.00%, 08/01/18	150	176,073
Washington Suburban Sanitary Commission GO
Series A
4.00%, 06/01/18	100	112,396
Washington Suburban Sanitary District GO
5.00%, 06/01/18	30	35,105

		1,160,808
MASSACHUSETTS — 3.10%
Commonwealth of Massachusetts GOL
Series B
4.00%, 07/01/18	25	27,985
5.00%, 08/01/18	75	87,534
Series D
5.50%, 08/01/18	95	113,090
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/18	100	111,819
Series D
5.00%, 07/01/18	100	116,699
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 15A
5.00%, 08/01/18	205	239,792

		696,919
MICHIGAN — 0.51%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18	100	115,700

		115,700

Security		Principal (000s)	Value

MINNESOTA — 1.04%
State of Minnesota GO
Series A
5.00%, 08/01/18		$200	$234,558

			234,558
MISSOURI — 0.13%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
Series A
5.00%, 07/01/18		25	29,276

			29,276
NEVADA — 0.93%
Clark County RB Port Airport & Marina Revenue
Series A
5.25%, 07/01/18		55	63,743
Series D
5.00%, 07/01/18		50	57,442
State of Nevada GOL
5.00%, 06/01/18		25	28,926
5.00%, 08/01/18		50	57,994

			208,105
NEW HAMPSHIRE — 1.61%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series C
5.50%, 08/15/18		165	195,472
State of New Hampshire GO
Series A
5.00%, 07/01/18		100	117,001
Series B
4.00%, 06/01/18		45	50,492

			362,965
NEW JERSEY — 2.45%
New Jersey Economic Development Authority RB Miscellaneous Taxes
Series A
0.00%, 07/01/18	(NPFGC)	55	48,080

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

New Jersey Educational Facilities Authority RB College & University Revenue
Series J
5.00%, 07/01/18		$50	$58,576
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		160	183,118
New Jersey Transportation Trust Fund Authority RB General Fund
Series A
5.75%, 06/15/18		50	58,837
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/18		75	85,837
State of New Jersey GO
Series L
5.25%, 07/15/18	(AMBAC)	50	58,838
Series Q
5.00%, 08/15/18		50	58,334

			551,620
NEW MEXICO — 2.31%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	107,400
City of Albuquerque GO
Series A
4.00%, 07/01/18		50	55,934
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18		100	116,705
New Mexico Finance Authority RB Miscellaneous Revenue
4.00%, 06/01/18		60	67,033
Santa Fe RB Sales Tax Revenue
Series A
4.00%, 06/01/18		25	27,798

Security	Principal (000s)	Value

State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/18	$125	$145,686

520,556
NEW YORK — 10.01%
City of New York GO
5.00%, 08/01/18	250	289,602
Series C
4.00%, 08/01/18	110	122,324
5.00%, 08/01/18	60	69,505
5.25%, 08/01/18	55	64,350
Series D
5.00%, 08/01/18	45	52,128
Series E
4.00%, 08/01/18	125	139,005
Series F
5.00%, 08/01/18	50	57,921
Series I
5.00%, 08/01/18	155	179,554
Series I-1
5.00%, 08/01/18	125	144,801
County of Orange GO
Series A
5.00%, 07/15/18	25	29,271
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/18	50	58,217
Series D
0.00%, 06/15/18	60	55,853
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/18	(SAW)	100	115,797
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
5.00%, 08/01/18	50	58,344
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/18	150	166,015
5.00%, 07/01/18	100	115,602

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security	Principal (000s)	Value

New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/18	$100	$116,185
Series E
5.00%, 08/15/18	125	145,634
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/18	30	33,240
5.00%, 07/01/18	50	57,677
New York State Environmental Facilities Corp. RB Water Revenue
Series B
5.00%, 06/15/18	125	146,226
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 07/15/18	(GOI)	30	34,943

2,252,194
NORTH CAROLINA — 1.01%
City of Charlotte RB Port Airport & Marina Revenue
5.00%, 07/01/18	25	28,740
City of Greensboro RB Water Revenue
5.25%, 06/01/18	70	82,181
County of Forsyth GO
5.00%, 07/01/18	50	58,601
County of Guilford GO
Series D
4.00%, 08/01/18	25	28,152
County of Mecklenburg GO
Series A
5.00%, 08/01/18	25	29,346

227,020
OHIO — 2.43%
City of Columbus GO
Series A
4.00%, 06/01/18	155	173,764

Security	Principal (000s)	Value

Ohio State University (The) RB College & University Revenue
Series A
5.00%, 06/01/18	$50	$58,113
Ohio State Water Development Authority RB Water Revenue
Series B
5.00%, 06/01/18	50	58,187
State of Ohio GO
Series C
3.00%, 08/01/18	50	53,579
4.00%, 08/01/18	75	83,857
State of Ohio RB Federal Grant Revenue
Series 2008-1
5.75%, 06/15/18	100	118,908

		546,408
OKLAHOMA — 1.29%
Oklahoma Capital Improvement Authority RB Lease Appropriation
Series A
5.00%, 07/01/18	100	115,651
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18	150	173,401

		289,052
OREGON — 1.36%
City of Seattle RB Water Revenue
Series A
5.00%, 06/15/18	115	133,753
Portland Community College District GO
5.00%, 06/15/18	100	116,705
State of Oregon GO
Series A
4.00%, 08/01/18	50	56,279

		306,737

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

PENNSYLVANIA — 3.56%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/18		$50	$57,616
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		175	203,654
5.00%, 07/01/18		135	157,341
Third Series
5.38%, 07/01/18	(AGM)	170	201,056
County of Bucks GO
5.00%, 06/01/18		25	29,155
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18		130	151,840

			800,662
PUERTO RICO — 1.01%
Commonwealth of Puerto Rico GO
0.00%, 07/01/18		40	28,502
Series A
5.50%, 07/01/18		50	44,259
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/18	(XLCA)	65	59,205
Series WW
5.50%, 07/01/18		60	54,945
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
Series A
4.50%, 08/01/18		40	39,872

			226,783
TENNESSEE — 1.06%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/18		205	239,028

			239,028

Security		Principal (000s)	Value

TEXAS — 3.64%
City of San Antonio GOL
4.50%, 08/01/18		$50	$57,320
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	56,177
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	157,294
Keller Independent School District GO
Series A
0.00%, 08/15/18	(PSF)	25	22,882
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	50	58,881
Series B
0.00%, 08/15/18		170	153,214
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	58,526
North Texas Municipal Water District RB Sewer Revenue
4.00%, 06/01/18		50	55,789
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	30	33,706
State of Texas GO
Series C
5.00%, 08/01/18		40	46,748
University of Texas System Board of Regents RB College & University Revenue
Series B
5.25%, 08/15/18		100	118,435

			818,972
UTAH — 2.33%
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	75,483

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal (000s)	Value

State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	$55	$61,905
5.00%, 01/01/24	(PR 07/01/18)	150	175,728
Series C
3.00%, 07/01/18		50	53,931
5.00%, 07/01/18		100	117,203
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/18	(AGM)	35	40,707

			524,957
VERMONT — 0.65%
State of Vermont GO
Series D
4.00%, 08/15/18		130	146,320

			146,320
VIRGINIA — 3.52%
City of Alexandria GO
5.00%, 06/15/18	(SAW)	100	117,104
City of Richmond GO
Series B
5.00%, 07/15/18		150	175,171
County of Fairfax RB Sewer Revenue
5.00%, 07/15/18		50	58,619
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18		50	58,206
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18	(SAP)	35	40,797
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 07/15/18	(SAW)	50	58,644
Series B
5.00%, 08/01/18	(SAW)	75	87,423
Series C
4.00%, 08/01/18	(SAW)	175	195,841

			791,805

Security	Principal (000s)	Value

WASHINGTON — 7.66%
City of Seattle RB Electric Power & Light Revenues
Series A
5.00%, 06/01/18	$110	$127,849
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18	75	87,299
5.25%, 07/01/18	100	117,544
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/18	355	413,216
Pierce County RB Sewer Revenue
5.00%, 08/01/18	50	58,003
State of Washington COP Lease Appropriation
Series A
5.00%, 07/01/18	100	115,502
State of Washington GO
Series 2010A
5.00%, 08/01/18	50	58,282
Series 2013A
5.00%, 08/01/18	65	75,767
Series A
5.00%, 08/01/18	150	174,846
Series B
5.00%, 08/01/18	75	87,423
Series D
5.00%, 07/01/18	200	232,798
Series R-2011C
5.00%, 07/01/18	150	174,598

		1,723,127
WISCONSIN — 0.52%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/18	50	58,099
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/18	25	29,044

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

September 30, 2013

Security		Principal or Shares (000s)	Value

Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18	(AGM)	$25	$28,777

			115,920

TOTAL MUNICIPAL BONDS & NOTES			22,140,646
(Cost: $22,258,245)

SHORT-TERM INVESTMENTS — 6.20%

MONEY MARKET FUNDS — 6.20%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		1,396	1,396,001

			1,396,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,396,001)			1,396,001

TOTAL INVESTMENTS IN SECURITIES — 104.60%
(Cost: $23,654,246)			23,536,647
Other Assets, Less Liabilities — (4.60)%			(1,036,073)

NET ASSETS — 100.00%			$22,500,574

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares 2014 AMT-Free Muni Term ETF	iShares 2015 AMT-Free Muni Term ETF	iShares 2016 AMT-Free Muni Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$60,670,256	$77,700,612	$80,501,659
Affiliated (Note 2)	126,304	222,728	343,901

Total cost of investments	$60,796,560	$77,923,340	$80,845,560

Investments in securities, at fair value (Note 1):
Unaffiliated	$60,949,752	$78,516,931	$81,526,327
Affiliated (Note 2)	126,304	222,728	343,901

Total fair value of investments	61,076,056	78,739,659	81,870,228
Receivables:
Interest	662,079	821,698	795,353

Total Assets	61,738,135	79,561,357	82,665,581

LIABILITIES
Payables:
Investment securities purchased	—	—	68,210
Investment advisory fees (Note 2)	15,219	19,375	20,317

Total Liabilities	15,219	19,375	88,527

NET ASSETS	$61,722,916	$79,541,982	$82,577,054

Net assets consist of:
Paid-in capital	$61,415,558	$78,667,134	$81,514,814
Undistributed net investment income	27,570	42,312	58,784
Undistributed net realized gain (accumulated net realized loss)	292	16,217	(21,212)
Net unrealized appreciation	279,496	816,319	1,024,668

NET ASSETS	$61,722,916	$79,541,982	$82,577,054

Shares outstanding[a]	1,200,000	1,500,000	1,550,000

Net asset value per share	$51.44	$53.03	$53.28

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)  (Continued)

iSHARES® TRUST

September 30, 2013

	iShares 2017 AMT-Free Muni Term ETF	iShares 2018 AMT-Free Muni Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$87,874,447	$22,258,245
Affiliated (Note 2)	270,924	1,396,001

Total cost of investments	$88,145,371	$23,654,246

Investments in securities, at fair value (Note 1):
Unaffiliated	$89,168,594	$22,140,646
Affiliated (Note 2)	270,924	1,396,001

Total fair value of investments	89,439,518	23,536,647
Receivables:
Interest	881,526	211,656

Total Assets	90,321,044	23,748,303

LIABILITIES
Payables:
Investment securities purchased	—	1,243,220
Investment advisory fees (Note 2)	21,897	4,509

Total Liabilities	21,897	1,247,729

NET ASSETS	$90,299,147	$22,500,574

Net assets consist of:
Paid-in capital	$88,997,106	$22,602,128
Undistributed net investment income	87,641	16,045
Accumulated net realized loss	(79,747)	—
Net unrealized appreciation (depreciation)	1,294,147	(117,599)

NET ASSETS	$90,299,147	$22,500,574

Shares outstanding[a]	1,650,000	900,000

Net asset value per share	$54.73	$25.00

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares 2014 AMT-Free Muni Term ETF	iShares 2015 AMT-Free Muni Term ETF	iShares 2016 AMT-Free Muni Term ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$254,551	$388,402	$445,448
Interest — affiliated (Note 2)	57	76	83

Total investment income	254,608	388,478	445,531

EXPENSES
Investment advisory fees (Note 2)	83,233	103,189	101,411

Total expenses	83,233	103,189	101,411

Net investment income	171,375	285,289	344,120

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,169)	15,819	(21,379)

Net realized gain (loss)	(2,169)	15,819	(21,379)

Net change in unrealized appreciation/depreciation	(160,090)	(190,849)	(320,553)

Net realized and unrealized loss	(162,259)	(175,030)	(341,932)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,116	$110,259	$2,188

See notes to financial statements.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares 2017 AMT-Free Muni Term ETF	iShares 2018 AMT-Free Muni Term ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$625,958	$74,833
Interest — affiliated (Note 2)	76	18

Total investment income	626,034	74,851

EXPENSES
Investment advisory fees (Note 2)	119,526	17,848

Total expenses	119,526	17,848

Net investment income	506,508	57,003

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(74,682)	—

Net realized loss	(74,682)	—

Net change in unrealized appreciation/depreciation	(916,115)	(133,801)

Net realized and unrealized loss	(990,797)	(133,801)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(484,289)	$(76,798)

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2014 AMT-Free Muni Term ETF		iShares 2015 AMT-Free Muni Term ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$171,375	$348,417	$285,289	$531,495
Net realized gain (loss)	(2,169)	2,461	15,819	398
Net change in unrealized appreciation/depreciation	(160,090)	(95,039)	(190,849)	(23,208)

Net increase in net assets resulting from operations	9,116	255,839	110,259	508,685

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(167,630)	(330,538)	(284,953)	(525,469)

Total distributions to shareholders	(167,630)	(330,538)	(284,953)	(525,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,889,901	10,349,680	21,236,187	21,316,313

Net increase in net assets from capital share transactions	12,889,901	10,349,680	21,236,187	21,316,313

INCREASE IN NET ASSETS	12,731,387	10,274,981	21,061,493	21,299,529

NET ASSETS
Beginning of period	48,991,529	38,716,548	58,480,489	37,180,960

End of period	$61,722,916	$48,991,529	$79,541,982	$58,480,489

Undistributed net investment income included in net assets at end of period	$27,570	$23,825	$42,312	$41,976

SHARES ISSUED
Shares sold	250,000	200,000	400,000	400,000

Net increase in shares outstanding	250,000	200,000	400,000	400,000

See notes to financial statements.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2016 AMT-Free Muni Term ETF		iShares 2017 AMT-Free Muni Term ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$344,120	$577,213	$506,508	$871,716
Net realized gain (loss)	(21,379)	167	(74,682)	(5,065)
Net change in unrealized appreciation/depreciation	(320,553)	215,579	(916,115)	612,132

Net increase (decrease) in net assets resulting from operations	2,188	792,959	(484,289)	1,478,783

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(333,749)	(569,515)	(491,462)	(856,854)

Total distributions to shareholders	(333,749)	(569,515)	(491,462)	(856,854)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,648,096	21,464,058	19,205,582	27,735,953

Net increase in net assets from capital share transactions	26,648,096	21,464,058	19,205,582	27,735,953

INCREASE IN NET ASSETS	26,316,535	21,687,502	18,229,831	28,357,882

NET ASSETS
Beginning of period	56,260,519	34,573,017	72,069,316	43,711,434

End of period	$82,577,054	$56,260,519	$90,299,147	$72,069,316

Undistributed net investment income included in net assets at end of period	$58,784	$48,413	$87,641	$72,595

SHARES ISSUED
Shares sold	500,000	400,000	350,000	500,000

Net increase in shares outstanding	500,000	400,000	350,000	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2018 AMT-Free Muni Term ETF
	Six months ended September 30, 2013 (Unaudited)	Period from March 19, 2013[a] to March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$57,003	$388
Net change in unrealized appreciation/depreciation	(133,801)	16,202

Net increase (decrease) in net assets resulting from operations	(76,798)	16,590

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,346)	—

Total distributions to shareholders	(41,346)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,102,128	2,500,000

Net increase in net assets from capital share transactions	20,102,128	2,500,000

INCREASE IN NET ASSETS	19,983,984	2,516,590

NET ASSETS
Beginning of period	2,516,590	—

End of period	$22,500,574	$2,516,590

Undistributed net investment income included in net assets at end of period	$16,045	$388

SHARES ISSUED
Shares sold	800,000	100,000

Net increase in shares outstanding	800,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2014 AMT-Free Muni Term ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.57	$51.62	$50.61	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.16	0.39	0.53	0.68	0.15
Net realized and unrealized gain (loss)[c]	(0.13)	(0.06)	1.05	0.59	(0.06)

Total from investment operations	0.03	0.33	1.58	1.27	0.09

Less distributions from:
Net investment income	(0.16)	(0.38)	(0.57)	(0.68)	(0.10)

Total distributions	(0.16)	(0.38)	(0.57)	(0.68)	(0.10)

Net asset value, end of period	$51.44	$51.57	$51.62	$50.61	$50.02

Total return	0.08%[d]	0.62%	3.14%	2.55%	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,723	$48,992	$38,717	$25,305	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.62%	0.76%	1.04%	1.34%	1.33%
Portfolio turnover rate[f]	0%[g]	1%	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2015 AMT-Free Muni Term ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.16	$53.12	$51.28	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.22	0.59	0.78	0.89	0.21
Net realized and unrealized gain (loss)[c]	(0.12)	0.05	1.85	0.63	0.06

Total from investment operations	0.10	0.64	2.63	1.52	0.27

Less distributions from:
Net investment income	(0.23)	(0.60)	(0.79)	(0.87)	(0.13)

Total distributions	(0.23)	(0.60)	(0.79)	(0.87)	(0.13)

Net asset value, end of period	$53.03	$53.16	$53.12	$51.28	$50.63

Total return	0.20%[d]	1.19%	5.15%	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,542	$58,480	$37,181	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.83%	1.11%	1.48%	1.74%	1.84%
Portfolio turnover rate[f]	1%	0%[g]	0%[g]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2016 AMT-Free Muni Term ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.58	$53.19	$50.55	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.27	0.70	0.98	1.11	0.26
Net realized and unrealized gain (loss)[c]	(0.30)	0.41	2.65	0.83	(0.04)

Total from investment operations	(0.03)	1.11	3.63	1.94	0.22

Less distributions from:
Net investment income	(0.27)	(0.72)	(0.99)	(1.11)	(0.16)

Total distributions	(0.27)	(0.72)	(0.99)	(1.11)	(0.16)

Net asset value, end of period	$53.28	$53.58	$53.19	$50.55	$49.72

Total return	(0.03)%[d]	2.08%	7.23%	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$82,577	$56,261	$34,573	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.02%	1.31%	1.87%	2.17%	2.25%
Portfolio turnover rate[f]	0%[g]	1%	1%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2017 AMT-Free Muni Term ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$55.44	$54.64	$51.10	$50.34	$50.13

Income from investment operations:
Net investment income[b]	0.35	0.81	1.11	1.28	0.30
Net realized and unrealized gain (loss)[c]	(0.71)	0.82	3.56	0.69	0.09

Total from investment operations	(0.36)	1.63	4.67	1.97	0.39

Less distributions from:
Net investment income	(0.35)	(0.83)	(1.13)	(1.21)	(0.18)

Total distributions	(0.35)	(0.83)	(1.13)	(1.21)	(0.18)

Net asset value, end of period	$54.73	$55.44	$54.64	$51.10	$50.34

Total return	(0.64)%[d]	2.98%	9.22%	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,299	$72,069	$43,711	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.27%	1.47%	2.06%	2.48%	2.57%
Portfolio turnover rate[f]	1%	0%[g]	4%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2018 AMT-Free Muni Term ETF

	Six months ended Sep. 30, 2013 (Unaudited)	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.12	0.00 [c]
Net realized and unrealized gain (loss)[d]	(0.20)	0.17

Total from investment operations	(0.08)	0.17

Less distributions from:
Net investment income	(0.09)	—

Total distributions	(0.09)	—

Net asset value, end of period	$25.00	$25.17

Total return	(0.27)%[e]	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,501	$2,517
Ratio of expenses to average net assets[f]	0.30%	0.30%
Ratio of net investment income to average net assets[f]	0.96%	0.47%
Portfolio turnover rate[g]	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Term ETF	Former Name[a]	Diversification Classification
2014 AMT-Free Muni	iShares 2014 S&P AMT-Free Municipal Series	Diversified
2015 AMT-Free Muni	iShares 2015 S&P AMT-Free Municipal Series	Diversified
2016 AMT-Free Muni	iShares 2016 S&P AMT-Free Municipal Series	Diversified
2017 AMT-Free Muni	iShares 2017 S&P AMT-Free Municipal Series	Diversified
2018 AMT-Free Muni	iShares 2018 S&P AMT-Free Municipal Series	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Term ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
2014 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$60,949,752	$—	$60,949,752
Money Market Funds	126,304	—	—	126,304

	$126,304	$60,949,752	$—	$61,076,056

2015 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$78,516,931	$—	$78,516,931
Money Market Funds	222,728	—	—	222,728

	$222,728	$78,516,931	$—	$78,739,659

2016 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$81,526,327	$—	$81,526,327
Money Market Funds	343,901	—	—	343,901

	$343,901	$81,526,327	$—	$81,870,228

2017 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$89,168,594	$—	$89,168,594
Money Market Funds	270,924	—	—	270,924

	$270,924	$89,168,594	$—	$89,439,518

2018 AMT-Free Muni
Assets:
Municipal Bonds & Notes	$—	$22,140,646	$—	$22,140,646
Money Market Funds	1,396,001	—	—	1,396,001

	$1,396,001	$22,140,646	$—	$23,536,647

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares Term ETF	Purchases	Sales
2014 AMT-Free Muni	$9,432,608	$115,857
2015 AMT-Free Muni	22,510,077	573,534
2016 AMT-Free Muni	26,192,585	253,874
2017 AMT-Free Muni	20,694,405	756,985
2018 AMT-Free Muni	19,987,429	—

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares Term ETF	In-kind Purchases
2016 AMT-Free Muni	$1,253,680

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Term ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2014 AMT-Free Muni	$60,796,560	$295,850	$(16,354)	$279,496
2015 AMT-Free Muni	77,923,340	868,826	(52,507)	816,319
2016 AMT-Free Muni	80,845,560	1,110,037	(85,369)	1,024,668
2017 AMT-Free Muni	88,145,371	1,539,276	(245,129)	1,294,147
2018 AMT-Free Muni	23,654,246	28,634	(146,233)	(117,599)

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	93

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares 2014 AMT-Free Muni Term ETF, iShares 2015 AMT-Free Muni Term ETF, iShares 2016 AMT-Free Muni Term ETF and iShares 2017 AMT-Free Muni Term ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	95

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board also noted that the investment advisory fee rate applicable to the Funds was higher than that applicable to certain other iShares funds that invest in municipal bonds that do not have a term structure. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

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Contract (Continued)

iSHARES® TRUST

or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares 2018 AMT-Free Muni Term ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Because the Fund had not commenced operations by December 31, 2012, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations by December 31, 2012, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees payable under advisory contracts with iShares funds) and all other sources of revenue and expense to BFA and its affiliates from the iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations by December 31, 2012. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the

98	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board also noted that the investment advisory fee rate applicable to the Fund was higher than that applicable to certain other iShares funds that invest in municipal bonds that do not have a term structure. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not commenced operations by December 31, 2012. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

100	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Term ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
2014 AMT-Free Muni	$0.154497	$—	$0.004867	$0.159364	97%	—%	3%	100%
2015 AMT-Free Muni	0.219831	—	0.008481	0.228312	96	—	4	100
2016 AMT-Free Muni	0.265610	—	0.007433	0.273043	97	—	3	100
2017 AMT-Free Muni	0.340468	—	0.005410	0.345878	98	—	2	100
2018 AMT-Free Muni	0.090487	—	0.001019	0.091506	99	—	1	100

SUPPLEMENTAL INFORMATION	101

Notes:

102	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-38-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca

Fund Performance Overview

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of September 30, 2013

The iShares International Preferred Stock ETF (the “Fund”), formerly the iShares S&P International Preferred Stock Index Fund, seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -4.75%, net of fees, while the total return for the Index was -4.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.43)%	(3.86)%	(1.70)%	(2.43)%	(3.86)%	(1.70)%
Since Inception	4.25%	3.59%	4.92%	8.13%	6.85%	9.43%

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.50	$2.69	$1,000.00	$1,022.30	$2.79	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	68.30%
Energy	18.92
Telecommunication Services	5.83
Utilities	4.13
Industrials	1.43
Short-Term and Other Net Assets	1.39

TOTAL	100.00%

FUND HOLDINGS BY COUNTRY

As of 9/30/13

Country	Percentage of Net Assets

Canada	70.67%
United Kingdom	22.22
Singapore	4.06
Sweden	1.66

TOTAL	98.61%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of September 30, 2013

The iShares Nasdaq Biotechnology ETF (the “Fund”), formerly the iShares Nasdaq Biotechnology Index Fund, seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 31.08%, net of fees, while the total return for the Index was 31.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	47.22%	47.40%	47.29%	47.22%	47.40%	47.29%
5 Years	21.19%	21.24%	21.23%	161.44%	162.00%	161.81%
10 Years	11.48%	11.48%	11.75%	196.38%	196.50%	203.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,310.80	$2.78	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Biotechnology	79.17%
Pharmaceuticals	15.05
Life Sciences Tools & Services	5.64
Health Care Equipment & Supplies	0.13
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Biogen Idec Inc.	8.33%
Celgene Corp.	8.11
Regeneron Pharmaceuticals Inc.	7.76
Gilead Sciences Inc.	7.69
Amgen Inc.	7.58
Alexion Pharmaceuticals Inc.	3.97
Mylan Inc.	3.94
Vertex Pharmaceuticals Inc.	3.72
BioMarin Pharmaceutical Inc.	2.73
Illumina Inc.	2.73

TOTAL	56.56%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of September 30, 2013

The iShares U.S. Preferred Stock ETF (the “Fund”), formerly the iShares S&P U.S. Preferred Stock Index Fund, seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was -3.85%, net of fees, while the total return for the Index was -3.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.63%	0.56%	1.14%	0.63%	0.56%	1.14%
5 Years	14.64%	14.31%	16.45%	97.99%	95.18%	114.18%
Since Inception	2.94%	2.93%	3.29%	20.76%	20.73%	23.47%

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$961.50	$2.31	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Financials	73.72%
Consumer Discretionary	14.92
Utilities	4.21
Telecommunication Services	2.18
Materials	1.61
Industrials	1.05
Energy	0.84
Health Care	0.30
Consumer Staples	0.24
Information Technology	0.13
Short-Term and Other Net Assets	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

General Motors Co., 4.75%	3.21%
HSBC Holdings PLC, 8.00%	2.62
GMAC Capital Trust I Series 2, 8.13%	1.83
Barclays Bank PLC Series 5, 8.13%	1.73
Citigroup Capital XIII, 7.88%	1.58
Wells Fargo & Co. Series J, 8.00%	1.56
HSBC Holdings PLC, 8.13%	1.45
Deutsche Bank Contingent Capital Trust III, 7.60%	1.32
ING Groep NV, 8.50%	1.30
ArcelorMittal, 6.00%	1.24

TOTAL	17.84%

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 98.61%

CANADA — 70.67%
Algonquin Power & Utilities Corp., 4.50%[a]	11,674	$254,400
Bank of Montreal Series 23, 5.40%[a]	39,029	992,147
Bank of Nova Scotia, 2.93%[a]	15,301	384,497
Bank of Nova Scotia, 3.35%[a]	18,241	440,453
Bank of Nova Scotia, 5.00%[a]	34,221	826,311
Bank of Nova Scotia Series 30, 3.85%[a]	25,824	591,648
Bank of Nova Scotia Series 32, 3.70%[a]	39,918	927,757
BCE Inc., 4.54%[a]	35,590	770,038
BCE Inc. Series AK, 4.15%[a]	61,125	1,335,010
Brookfield Asset Management Inc., 4.85%	19,576	387,940
Brookfield Asset Management Inc. Series 32, 4.50%[a]	29,360	714,077
Brookfield Asset Management Inc. Series 34, 4.20%[a]	24,400	567,331
Brookfield Office Properties Inc. Series T, 4.60%[a]	24,516	583,623
Canadian Utilities Ltd. Series AA, 4.90%	14,683	339,970
Capital Power Corp., 4.60%[a]	14,683	315,687
Emera Inc. Series C, 4.10%[a]	24,447	581,505
Enbridge Inc., 4.00%[a]	21,708	509,174
Enbridge Inc. Series B, 4.00%[a]	24,120	572,554
Enbridge Inc. Series F, 4.00%[a]	24,156	568,473
Enbridge Inc. Series H, 4.00%[a]	16,901	386,393
Enbridge Inc. Series N, 4.00%[a]	21,612	516,804
Enbridge Inc. Series P, 4.00%[a]	19,296	450,534
Enbridge Inc. Series R, 4.00%[a]	19,314	452,645
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	23,172	557,715
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	24,373	605,591
Manulife Financial Corp., 4.00%[a]	19,558	477,581
Manulife Financial Corp. Series 1-7, 4.60%[a]	24,342	612,161
Manulife Financial Corp. Series 4, 6.60%[a]	43,905	1,100,295
Manulife Financial Corp. Series 9, 4.40%[a]	24,418	613,598
National Bank of Canada, 3.80%[a]	19,558	482,338
Power Financial Corp. Series R, 5.50%	24,447	594,586

Security	Shares	Value

Power Financial Corp. Series S, 4.80%	29,337	$641,881
Sun Life Financial Inc. Series 4, 4.45%	29,259	614,271
Toronto-Dominion Bank (The) Series AG, 6.25%[a]	36,586	920,078
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	34,109	864,090
Toronto-Dominion Bank (The) Series S, 3.37%[a]	24,399	589,858
TransCanada Corp., 4.00%[a]	58,680	1,418,048
TransCanada Corp. Series 1, 4.60%[a]	53,789	1,289,910
TransCanada Corp. Series 3, 4.00%[a]	34,162	669,348

		25,520,320
SINGAPORE — 4.06%
City Developments Ltd., 0.00%[a,b]	805,657	677,400
Oversea Chinese Banking, 4.20%[b]	969,372	788,013

		1,465,413
SWEDEN — 1.66%
Sagax AB, 0.00%	122,234	599,457

		599,457
UNITED KINGDOM — 22.22%
Aviva PLC, 8.38%	243,256	452,525
Aviva PLC, 8.75%	243,189	484,399
Balfour Beatty PLC, 9.68%	274,601	515,839
Ecclesiastical Insurance Group PLC, 8.63%	259,112	476,777
General Accident PLC, 7.88%	267,658	468,121
General Accident PLC, 8.88%	342,252	677,562
Lloyds Banking Group PLC, 9.25%	731,986	1,463,941
National Westminster Bank PLC Series A, 9.00%	342,254	638,768
Raven Russia Ltd., 12.00%	352,379	804,606
RSA Insurance Group PLC, 7.38%	305,580	539,393
Santander UK PLC, 10.38%	331,638	614,927
Standard Chartered PLC, 7.38%	233,470	418,725
Standard Chartered PLC, 8.25%	241,615	470,014

		8,025,597

TOTAL PREFERRED STOCKS
(Cost: $37,669,282)		35,610,787

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	60,987	60,987

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,681	$3,681
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,583	5,583

		70,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,251)		70,251

TOTAL INVESTMENTS IN SECURITIES — 98.80%
(Cost: $37,739,533)		35,681,038
Other Assets, Less Liabilities — 1.20%		433,444

NET ASSETS — 100.00%		$36,114,482

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.99%

BIOTECHNOLOGY — 79.17%
ACADIA Pharmaceuticals Inc.[a,b]	967,776	$26,584,807
Achillion Pharmaceuticals Inc.[a,b]	1,053,458	3,181,443
Acorda Therapeutics Inc.[a]	443,583	15,206,025
Aegerion Pharmaceuticals Inc.[a,b]	315,777	27,065,247
Alexion Pharmaceuticals Inc.[a]	1,380,404	160,347,729
Alkermes PLC[a]	1,479,061	49,726,031
Alnylam Pharmaceuticals Inc.[a,b]	686,264	43,927,759
AMAG Pharmaceuticals Inc.[a]	236,400	5,077,872
Amarin Corp. PLC SP ADR[a,b]	1,555,366	9,829,913
Amgen Inc.	2,730,614	305,664,931
Amicus Therapeutics Inc.[a,b]	544,383	1,262,969
Anacor Pharmaceuticals Inc.[a,b]	442,732	4,701,814
Arena Pharmaceuticals Inc.[a,b]	2,379,100	12,537,857
ARIAD Pharmaceuticals Inc.[a,b]	2,017,765	37,126,876
ArQule Inc.[a]	686,022	1,598,431
Array BioPharma Inc.[a,b]	1,275,550	7,933,921
Astex Pharmaceuticals Inc.[a]	1,034,918	8,776,105
AVEO Pharmaceuticals Inc.[a,b]	571,605	1,183,222
Biogen Idec Inc.[a]	1,395,183	335,904,259
BioMarin Pharmaceutical Inc.[a]	1,527,181	110,293,012
Celgene Corp.[a]	2,125,613	327,195,609
Celldex Therapeutics Inc.[a,b]	882,816	31,278,171
Clovis Oncology Inc.[a]	328,891	19,989,995
Cubist Pharmaceuticals Inc.[a]	720,304	45,775,319
Curis Inc.[a]	890,458	3,971,443
Cytori Therapeutics Inc.[a,b]	733,565	1,709,206
Dendreon Corp.[a,b]	1,719,064	5,036,857
Dyax Corp.[a,b]	1,192,800	8,182,608
Enzon Pharmaceuticals Inc.	473,898	796,149
Exelixis Inc.[a,b]	2,007,000	11,680,740
Genomic Health Inc.[a,b]	333,781	10,207,023
Geron Corp.[a,b]	1,402,466	4,698,261
Gilead Sciences Inc.[a]	4,936,223	310,192,253
Grifols SA SP ADR	1,079,609	32,690,560
GTx Inc.[a,b]	688,710	1,384,307
Halozyme Therapeutics Inc.[a,b]	1,234,888	13,633,163
Hyperion Therapeutics Inc.[a,b]	218,956	5,721,320
Idenix Pharmaceuticals Inc.[a,b]	1,460,272	7,608,017
ImmunoGen Inc.[a,b]	927,712	15,789,658
Immunomedics Inc.[a,b]	904,036	5,595,983
Incyte Corp.[a,b]	1,668,473	63,652,245
Infinity Pharmaceuticals Inc.[a,b]	523,039	9,127,031
InterMune Inc.[a,b]	893,254	13,729,314

Security	Shares	Value

Ironwood Pharmaceuticals Inc. Class Aa,b	1,039,220	$12,314,757
Isis Pharmaceuticals Inc.[a,b]	1,256,811	47,180,685
Lexicon Pharmaceuticals Inc.[a,b]	5,596,992	13,264,871
Ligand Pharmaceuticals Inc. Class Ba,b	222,806	9,643,044
MannKind Corp.[a,b]	3,288,946	18,746,992
Medivation Inc.[a]	819,855	49,142,109
Merrimack Pharmaceuticals Inc.[a,b]	1,113,813	4,232,489
Momenta Pharmaceuticals Inc.[a]	569,917	8,201,106
Myriad Genetics Inc.[a,b]	876,875	20,606,562
Neurocrine Biosciences Inc.[a,b]	730,995	8,274,863
NewLink Genetics Corp.[a,b]	280,150	5,261,217
Novavax Inc.[a,b]	1,831,301	5,786,911
NPS Pharmaceuticals Inc.[a,b]	1,105,585	35,168,659
Oncothyreon Inc.[a,b]	698,439	1,438,784
Onyx Pharmaceuticals Inc.[a]	822,349	102,522,250
Orexigen Therapeutics Inc.[a,b]	1,078,622	6,622,739
Osiris Therapeutics Inc.[a,b]	359,633	5,984,293
PDL BioPharma Inc.[b]	1,526,591	12,166,930
Progenics Pharmaceuticals Inc.[a,b]	681,979	3,430,354
QLT Inc.[a]	556,684	2,577,447
Raptor Pharmaceutical Corp.[a,b]	650,073	9,712,091
Regeneron Pharmaceuticals Inc.[a]	1,000,328	312,972,621
Repligen Corp.[a,b]	346,851	3,846,578
Rigel Pharmaceuticals Inc.[a]	953,032	3,411,855
Sangamo BioSciences Inc.[a,b]	589,770	6,180,790
Sarepta Therapeutics Inc.[a,b]	365,391	17,257,417
Seattle Genetics Inc.[a,b]	1,328,141	58,212,420
SIGA Technologies Inc.[a,b]	567,484	2,179,139
Sinovac Biotech Ltd.[a,b]	600,528	3,591,157
Spectrum Pharmaceuticals Inc.[b]	689,913	5,788,370
Synageva BioPharma Corp.[a,b]	299,495	18,961,028
Synergy Pharmaceuticals Inc.[a,b]	983,041	4,492,497
Synta Pharmaceuticals Corp.[a,b]	752,792	4,750,118
Targacept Inc.[a]	365,935	1,943,115
Theravance Inc.[a,b]	1,168,546	47,781,846
United Therapeutics Corp.[a,b]	544,193	42,909,618
Vanda Pharmaceuticals Inc.[a,b]	361,498	3,965,633
Vertex Pharmaceuticals Inc.[a]	1,977,768	149,954,370
Vical Inc.[a,b]	945,131	1,181,414
XOMA Corp.[a,b]	1,001,210	4,485,421

		3,193,720,015
HEALTH CARE EQUIPMENT & SUPPLIES — 0.13%
Cerus Corp.[a,b]	760,169	5,100,734

		5,100,734

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2013

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 5.64%
Affymetrix Inc.[a,b]	780,148	$4,836,918
Albany Molecular Research Inc.[a]	344,256	4,437,460
Furiex Pharmaceuticals Inc.[a,b]	112,236	4,937,262
Illumina Inc.[a,b]	1,363,860	110,240,804
Luminex Corp.[a]	450,436	9,008,720
Pacific Biosciences of California Inc.[a,b]	711,029	3,931,990
QIAGEN NVa,b	2,554,446	54,665,144
Sequenom Inc.[a,b]	1,257,517	3,357,570
TECHNE Corp.	401,637	32,155,058

		227,570,926
PHARMACEUTICALS — 15.05%
Akorn Inc.[a,b]	1,048,706	20,638,534
Auxilium Pharmaceuticals Inc.[a,b]	538,339	9,813,920
AVANIR Pharmaceuticals Inc. Class Aa,b	1,585,673	6,723,254
Cadence Pharmaceuticals Inc.[a,b]	938,166	5,919,827
Depomed Inc.[a]	618,717	4,628,003
Endo Health Solutions Inc.[a]	1,244,806	56,563,985
Endocyte Inc.[a,b]	392,953	5,238,064
Hi-Tech Pharmacal Co. Inc.	148,182	6,394,053
Impax Laboratories Inc.[a]	750,890	15,400,754
Jazz Pharmaceuticals PLC[a]	633,945	58,303,922
Medicines Co. (The)[a]	680,098	22,796,885
Mylan Inc.[a]	4,161,972	158,862,471
Nektar Therapeutics[a]	1,261,826	13,186,082
Omeros Corp.[a,b]	325,922	3,177,740
Optimer Pharmaceuticals Inc.[a]	533,033	6,716,216
Pacira Pharmaceuticals Inc.[a,b]	363,153	17,464,028
Pain Therapeutics Inc.[a]	498,231	1,355,188
Questcor Pharmaceuticals Inc.[b]	653,943	37,928,694
Salix Pharmaceuticals Ltd.[a]	672,280	44,962,086
Santarus Inc.[a,b]	723,395	16,327,025
SciClone Pharmaceuticals Inc.[a,b]	592,062	3,001,754
Shire PLC SP ADR	360,035	43,164,596
Sucampo Pharmaceuticals Inc. Class Aa,b	462,930	2,888,683
Supernus Pharmaceuticals Inc.[a,b]	336,542	2,466,853
ViroPharma Inc.[a]	714,250	28,070,025
VIVUS Inc.[a,b]	1,099,368	10,246,110
XenoPort Inc.[a,b]	519,831	2,952,640
Zogenix Inc.[a,b]	1,115,663	2,075,133

		607,266,525

TOTAL COMMON STOCKS
(Cost: $3,573,121,412)		4,033,658,200

Security	Shares	Value

SHORT-TERM INVESTMENTS — 16.72%

MONEY MARKET FUNDS — 16.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	631,755,694	$631,755,694
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	38,133,510	38,133,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,628,230	4,628,230

		674,517,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $674,517,434)		674,517,434

TOTAL INVESTMENTS IN SECURITIES — 116.71%
(Cost: $4,247,638,846)		4,708,175,634
Other Assets, Less Liabilities — (16.71)%		(673,924,645)

NET ASSETS — 100.00%		$4,034,250,989

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 0.00%

METALS & MINING — 0.00%
AngloGold Ashanti Ltd. SP ADR	1	$13

		13

TOTAL COMMON STOCKS
(Cost: $6)		13

PREFERRED STOCKS — 99.20%

AUTO COMPONENTS — 0.42%
Goodyear Tire & Rubber Co. (The), 5.88%	608,633	38,757,749

		38,757,749
AUTOMOBILES — 14.27%
Ally Financial Inc., 7.25%	1,692,793	42,641,456
Ally Financial Inc., 7.30%	1,199,516	30,047,876
Ally Financial Inc., 7.38%	2,137,319	53,390,229
BAC Capital Trust VIII, 6.00%[a]	1,283,285	31,812,635
Countrywide Capital IV, 6.75%	1,220,440	30,388,956
Countrywide Capital V, 7.00%	3,579,959	90,286,566
Deutsche Bank Capital Funding Trust VIII, 6.38%[a]	1,871,170	45,656,548
Deutsche Bank Capital Funding Trust IX, 6.63%	2,753,395	67,898,721
Deutsche Bank Capital Funding Trust X, 7.35%	1,943,252	49,047,680
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	1,926,403	47,717,002
Deutsche Bank Contingent Capital Trust III, 7.60%	4,746,386	123,216,181
Deutsche Bank Contingent Capital Trust V, 8.05%	2,993,296	79,741,405
General Motors Co., 4.75%	5,987,128	300,254,469
GMAC Capital Trust I Series 2, 8.13%[b]	6,383,898	170,769,272
Goldman Sachs Group Inc. (The), 6.13%	3,172,372	77,278,982
J.P. Morgan Chase Capital XXIX, 6.70%	3,661,979	93,087,506

		1,333,235,484
CAPITAL MARKETS — 11.41%
Affiliated Managers Group Inc., 6.38%	509,278	11,591,167
Allied Capital Corp., 6.88%[a]	574,089	13,376,274
Ameriprise Financial Inc., 7.75%	508,497	13,149,732

Security	Shares	Value

Apollo Investment Corp., 6.63%	387,114	$8,404,245
Ares Capital Corp., 5.88%	468,779	11,564,778
Ares Capital Corp., 7.75%[a]	508,703	13,007,536
Bank of New York Mellon Corp. (The), 5.20%	1,416,142	28,464,454
BGC Partners Inc., 8.13%[a]	297,811	7,618,005
Charles Schwab Corp. (The) Series B, 6.00%	966,430	21,879,975
Gabelli Equity Trust Inc., 5.00%	280,878	5,985,510
Goldman Sachs Group Inc. (The), 4.00%[a,b]	361,290	7,330,574
Goldman Sachs Group Inc. (The), 5.50%[b]	2,394,204	53,725,938
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	38,224,296
Goldman Sachs Group Inc. (The), 6.50%	1,397,063	35,527,312
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	28,660,802
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	33,349,136
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	53,707,694
Ladenburg Thalmann Financial Services Inc., 8.00%	315,835	7,580,040
Merrill Lynch Capital Trust I, 6.45%[b]	2,513,889	61,741,114
Merrill Lynch Capital Trust II, 6.45%[a,b]	2,274,307	55,925,209
Merrill Lynch Capital Trust III, 7.00%[a]	1,719,824	42,909,609
Merrill Lynch Capital Trust III, 7.38%[a]	1,804,900	45,483,480
Merrill Lynch Capital Trust IV, 7.12%	957,492	23,946,875
Merrill Lynch Capital Trust V, 7.28%	1,881,750	47,194,290
Morgan Stanley Capital Trust III, 6.25%[a]	2,120,879	52,449,338
Morgan Stanley Capital Trust IV, 6.25%	1,502,795	36,788,422
Morgan Stanley Capital Trust V, 5.75%[a]	1,223,756	28,709,316
Morgan Stanley Capital Trust VI, 6.60%	2,070,249	51,611,308
Morgan Stanley Capital Trust VII, 6.60%	2,642,483	64,952,232

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

Morgan Stanley Capital Trust VIII, 6.45%[a]	1,983,495	$48,615,463
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	38,445,401
Prospect Capital Corp., 6.95%	270,997	6,972,753
Raymond James Financial Inc., 6.90%	865,664	21,788,763
State Street Corp., 5.25%[a]	1,197,267	24,496,083
Stifel Financial Corp., 5.38%[a]	390,940	9,894,691
Stifel Financial Corp., 6.70%[a]	445,505	11,494,029

		1,066,565,844
COMMERCIAL BANKS — 24.28%
Barclays Bank PLC, 6.63%[a]	1,795,901	43,999,575
Barclays Bank PLC, 7.10%	3,292,246	82,306,150
Barclays Bank PLC, 7.75%	2,753,854	69,534,814
Barclays Bank PLC Series 5, 8.13%[a]	6,344,281	161,398,509
BB&T Corp., 5.63%	2,754,019	56,650,171
BB&T Corp., 5.85%	1,376,143	29,545,790
BB&T Corp. Series F, 5.20%	1,077,292	20,888,692
BB&T Corp. Series G, 5.20%[a]	1,196,656	23,394,625
Citigroup Capital XVII, 6.35%	1,679,250	41,762,948
City National Corp., 5.50%	444,835	8,874,458
Cullen/Frost Bankers Inc., 5.38%	387,594	8,185,985
First Niagara Financial Group Inc. Series B, 8.63%[b]	864,697	24,955,155
First Republic Bank, 5.50%	454,108	9,023,126
First Republic Bank, 5.63%[a]	384,235	7,819,182
First Republic Bank, Series A, 6.70%	499,503	11,838,221
First Republic Bank, Series B, 6.20%	386,873	8,646,612
FirstMerit Corp., 5.88%	270,117	5,780,504
HSBC Holdings PLC, 6.20%	3,472,397	85,594,586
HSBC Holdings PLC, 8.00%	9,049,865	244,798,848
HSBC Holdings PLC, 8.13%	5,267,911	135,279,954
HSBC USA Inc. Series F, 3.50%[b]	1,238,562	22,442,743
HSBC USA Inc. Series G, 4.00%[b]	903,984	18,703,429
Lloyds Banking Group PLC, 7.75%	2,065,239	54,997,315
M&T Capital Trust IV, 8.50%[a]	868,067	22,265,919
National Westminster Bank PLC Series C, 7.76%	611,095	15,314,041
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	3,591,729	90,655,240
PNC Financial Services Group Inc. (The) Series Q, 5.38%[a,c]	1,175,302	25,727,361

Security	Shares	Value

PrivateBancorp Inc., 7.13%	332,665	$8,230,132
Regions Financial Corp., 6.38%	1,196,665	26,996,762
Royal Bank of Scotland Group PLC Series F, 7.65%	373,860	9,286,682
Royal Bank of Scotland Group PLC Series H, 7.25%[a]	578,600	14,216,202
Royal Bank of Scotland Group PLC Series L, 5.75%	1,796,967	35,633,856
Royal Bank of Scotland Group PLC Series M, 6.40%	1,389,744	29,156,829
Royal Bank of Scotland Group PLC Series N, 6.35%[a]	1,323,650	27,611,339
Royal Bank of Scotland Group PLC Series P, 6.25%	612,878	12,594,643
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,235,432	27,043,606
Royal Bank of Scotland Group PLC Series R, 6.13%	623,417	12,555,618
Royal Bank of Scotland Group PLC Series S, 6.60%	1,583,354	33,931,276
Royal Bank of Scotland Group PLC Series T, 7.25%[a]	3,068,084	72,069,293
Santander Finance Preferred SA Unipersonal, 6.50%[a]	293,889	7,126,808
Santander Finance Preferred SA Unipersonal, 6.80%	414,480	10,395,158
Santander Finance Preferred SA Unipersonal, 10.50%	1,975,338	52,208,183
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	550,798	10,041,048
SunTrust Banks Inc., 5.88%	1,106,361	23,963,779
Taylor Capital Group Inc., 8.00%	273,881	7,090,779
TCF Financial Corp., 6.45%	269,590	6,079,255
TCF Financial Corp., 7.50%[a]	436,497	10,999,724
Texas Capital Bancshares Inc., 6.50%	358,035	8,016,404
U.S. Bancorp, 5.15%	1,196,929	25,147,478
U.S. Bancorp Series B, 3.50%[b]	2,389,723	46,623,496
U.S. Bancorp Series F, 6.50%[b]	2,634,307	68,465,639
U.S. Bancorp Series G, 6.00%[a,b]	2,597,753	69,983,466
UBS Preferred Funding Trust IV Series D, 0.88%[b]	752,278	11,013,350
Webster Financial Corp., 6.40%	333,630	7,523,357
Wells Fargo & Co., 5.13%[a]	1,556,331	32,340,558
Wells Fargo & Co., 5.20%	1,795,392	37,739,140

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

Wells Fargo & Co., 5.25%[a]	1,495,913	$32,221,966
Wells Fargo & Co. Series J, 8.00%	5,149,833	145,997,766
Zions BanCorp, 5.75%	301,471	6,388,170
Zions BanCorp, 6.30%[b]	441,393	10,390,391

		2,269,466,106
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Pitney Bowes Inc., 5.25%[a]	298,169	7,454,225
Pitney Bowes Inc., 6.70%	1,118,093	27,616,897

		35,071,122
CONSUMER FINANCE — 2.41%
Ally Financial Inc. Series A, 8.50%[b]	2,447,071	65,532,561
Capital One Financial Corp., 6.00%	2,094,817	45,855,544
Discover Financial Services, 6.50%	1,376,782	32,381,913
HSBC Finance Corp., 6.36%	1,376,790	32,671,227
HSBC USA Inc. Series H, 6.50%	894,768	21,492,327
SLM Corp., 3.75%[b]	505,633	11,740,798
SLM Corp., 6.00%	750,545	15,551,293

		225,225,663
DIVERSIFIED FINANCIAL SERVICES — 13.31%
Bank of America Corp., 6.38%	1,579,399	37,700,254
Bank of America Corp., 6.63%[a]	664,670	17,022,199
Bank of America Corp. Series 4, 4.00%[a,b]	625,486	12,997,599
Bank of America Corp. Series 5, 4.00%[a,b]	802,409	16,345,071
Bank of America Corp. Series D, 6.20%[a]	1,279,429	30,783,062
Bank of America Corp. Series E, 4.00%[b]	567,210	11,695,870
Bank of America Corp. Series H, 3.00%[a,b]	785,256	14,189,576
Citigroup Capital IX, 6.00%	2,027,926	50,799,546
Citigroup Capital X, 6.10%	876,650	21,916,250
Citigroup Capital XI, 6.00%[a]	1,100,822	27,344,418
Citigroup Capital XIII, 7.88%[b]	5,377,023	147,706,822
Citigroup Inc., 5.80%	1,472,809	31,179,367
General Electric Capital Corp., 4.88%[a]	3,634,577	79,529,189
ING Groep NV, 6.13%[a]	1,675,867	38,293,561
ING Groep NV, 6.20%	1,197,454	27,505,518
ING Groep NV, 6.38%	2,498,772	57,696,645
ING Groep NV, 7.05%	1,915,361	47,366,878
ING Groep NV, 7.20%	2,634,026	65,797,970

Security	Shares	Value

ING Groep NV, 7.38%	3,592,140	$89,839,421
ING Groep NV, 8.50%	4,789,152	122,075,485
J.P. Morgan Chase & Co., 5.45%[a]	1,397,113	29,758,507
J.P. Morgan Chase & Co., 5.50%[a]	2,441,300	52,487,950
KKR Financial Holdings LLC, 7.38%	894,563	22,364,075
KKR Financial Holdings LLC, 7.50%	291,743	7,343,171
KKR Financial Holdings LLC, 8.38%	617,842	16,638,485
RBS Capital Funding Trust V Series E, 5.90%	3,069,747	65,815,376
RBS Capital Funding Trust VI, Series F, 6.25%	396,447	8,515,682
RBS Capital Funding Trust VII Series G, 6.08%	4,279,191	92,986,820

		1,243,694,767
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.51%
Intelsat SA, 5.75%	205,412	12,544,511
Qwest Corp., 7.00%[a]	2,242,760	54,282,999
Qwest Corp., 7.38%	1,582,752	39,632,110
Qwest Corp., 7.50%	1,376,373	34,643,308

		141,102,928
ELECTRIC UTILITIES — 3.46%
Duke Energy Corp., 5.13%	1,298,098	27,078,324
Entergy Arkansas Inc., 4.90%	505,303	9,974,681
Entergy Arkansas Inc., 5.75%[a]	563,094	13,446,685
Entergy Louisiana LLC, 5.25%	511,949	10,643,420
FPL Group Capital Trust I, 5.88%[a]	746,617	17,978,537
Interstate Power & Light Co., 5.10%[a]	510,131	10,809,676
NextEra Energy Capital Holdings Inc., 5.00%	1,076,742	20,404,261
NextEra Energy Capital Holdings Inc., 5.13%	1,197,416	23,086,180
NextEra Energy Capital Holdings Inc. Series F, 8.75%	896,264	23,150,499
NextEra Energy Capital Holdings Inc. Series G, 5.70%	955,846	20,311,727
NextEra Energy Capital Holdings Inc. Series H, 5.63%	837,744	17,416,698
PPL Capital Funding Inc., 5.90%	1,106,361	23,587,617
PPL Corp., 8.75%	1,170,403	62,885,753
SCE Trust I, 5.63%	1,165,212	23,945,107
SCE Trust II, 5.10%	989,587	18,950,591

		323,669,756

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

FOOD PRODUCTS — 0.24%
CHS Inc., 8.00%[a]	757,283	$22,529,169

		22,529,169
HEALTH CARE PROVIDERS & SERVICES — 0.30%
Omnicare Capital Trust II Series B, 4.00%[a]	410,631	28,033,778

		28,033,778
INSURANCE — 9.79%
Aegon NV, 4.00%[b]	597,265	12,309,632
Aegon NV, 6.38%	2,394,745	55,558,084
Aegon NV, 6.50%	1,196,684	27,882,737
Aegon NV, 6.88%	1,317,172	31,941,421
Aegon NV, 7.25%[a]	2,514,679	63,017,856
Aegon NV, 8.00%[a]	1,256,696	34,332,935
Aflac Inc., 5.50%[a]	1,196,995	26,130,401
Allstate Corp. (The), 5.10%[b]	1,217,777	28,252,426
Allstate Corp. (The), 5.63%[a]	686,977	16,006,564
American Financial Group Inc., 5.75%	329,830	7,144,118
American Financial Group Inc., 6.38%	574,086	13,623,061
AmTrust Financial Services Inc., 6.75%	248,967	5,477,274
Arch Capital Group Ltd., 6.75%	805,703	19,489,956
Argo Group US Inc., 6.50%	374,321	8,261,264
Aspen Insurance Holdings Ltd., 5.95%[b]	657,048	15,591,749
Aspen Insurance Holdings Ltd., 7.25%	406,554	10,188,243
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	585,679	12,691,664
Aviva PLC, 8.25%	957,580	26,515,390
Axis Capital Holdings Ltd., 5.50%	536,802	10,628,680
Axis Capital Holdings Ltd. Series C, 6.88%[a]	983,997	23,389,609
Endurance Specialty Holdings Ltd., 7.50%[a]	582,179	14,519,544
Endurance Specialty Holdings Ltd., 7.75%	508,311	12,870,434
Hartford Financial Services Group Inc., 7.88%[b]	1,436,691	40,399,751
Maiden Holdings Ltd., 8.25%	385,957	9,749,274
Maiden Holdings North America Ltd., 8.00%	268,272	6,824,840
MetLife Inc., 4.00%[a,b]	1,436,129	33,030,967
MetLife Inc., 6.50%	3,591,559	89,393,903

Security	Shares	Value

Montpelier Re Holdings Ltd., 8.88%	384,355	$9,993,230
PartnerRe Ltd., 5.88%[a]	631,281	13,326,342
PartnerRe Ltd., 7.25%	921,464	23,184,034
Phoenix Companies Inc. (The), 7.45%[a]	628,709	14,554,613
Protective Life Corp., 6.00%[a]	386,873	8,723,986
Protective Life Corp., 6.25%[a]	718,660	16,737,591
Protective Life Corp., 8.00%	332,650	7,038,874
Prudential Financial Inc., 5.70%	1,920,678	41,294,577
Prudential Financial Inc., 5.75%[a]	1,376,469	29,621,613
Prudential PLC, 6.50%[a]	751,058	18,723,876
Prudential PLC, 6.75%	628,010	15,549,528
Reinsurance Group of America Inc., 6.20%[b]	982,645	24,251,679
RenaissanceRe Holdings Ltd., 5.38%[a]	656,540	12,822,226
RenaissanceRe Holdings Ltd., 6.08%	298,118	6,937,206
Selective Insurance Group Inc., 5.88%	469,182	9,683,916
Torchmark Corp., 5.88%	328,611	7,245,873

		914,910,941
IT SERVICES — 0.13%
Unisys Corp. Series A, 6.25%	170,039	11,775,201

		11,775,201
MACHINERY — 0.42%
Stanley Black & Decker Inc., 5.75%	1,795,633	39,539,839

		39,539,839
MARINE — 0.25%
Seaspan Corp. Series C, 9.50%	863,430	23,398,953

		23,398,953
MEDIA — 0.16%
Comcast Corp., 5.00%	717,196	15,240,415

		15,240,415
METALS & MINING — 1.61%
ArcelorMittal, 6.00%	5,386,557	115,757,110
Cliffs Natural Resources Inc., 7.00%	1,771,602	35,024,571

		150,781,681
MULTI-UTILITIES — 0.75%
Dominion Resources Inc., 8.38%	1,639,924	42,769,218
DTE Energy Co., 5.25%	510,227	10,240,256

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

DTE Energy Co., 6.50%	700,445	$17,230,947

		70,240,421
OIL, GAS & CONSUMABLE FUELS — 0.84%
El Paso Energy Capital Trust I, 4.75%	350,980	19,700,507
Goodrich Petroleum Corp., 10.00%	262,991	6,853,546
Magnum Hunter Resources Corp., 8.00%	270,913	12,421,361
Magnum Hunter Resources Corp. Series C, 10.25%	278,355	7,014,546
NuStar Logistics LP, 7.63%[b]	963,736	24,324,697
Teekay Offshore Partners LP, 7.25%	337,986	8,344,874

		78,659,531
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.35%
American Capital Agency Corp., 8.00%	438,892	11,235,635
Annaly Capital Management Inc., 7.50%	1,126,393	26,413,916
Annaly Capital Management Inc. Series C, 7.63%	746,567	17,880,280
Apollo Residential Mortgage Inc., 8.00%[a]	440,684	10,170,987
ARMOUR Residential REIT Inc. Series B, 7.88%	367,110	7,823,114
Boston Properties Inc., 5.25%	477,341	9,818,904
Brandywine Realty Trust Series E, 6.90%	268,021	6,628,159
Capstead Mortgage Corp., 7.50%	405,433	9,693,903
CBL & Associates Properties Inc., 6.63%	446,009	10,378,630
CBL & Associates Properties Inc. Series D, 7.38%	1,086,091	27,130,553
Cedar Realty Trust Inc., 7.25%	510,022	11,730,506
Chesapeake Lodging Trust, 7.75%	326,838	8,112,119
Colony Financial Inc. Series A, 8.50%	632,152	16,056,661
CommonWealth REIT, 5.75%	438,071	8,516,100
CommonWealth REIT, 7.50%	375,013	7,804,021
CommonWealth REIT Series D, 6.50%	911,452	19,076,690
CommonWealth REIT Series E, 7.50%	656,956	15,064,001
Coresite Realty Corp., 7.25%[a]	275,435	6,569,125
Corporate Office Properties Trust Series L, 7.38%	436,153	10,847,125
CYS Investments Inc., 7.50%	477,373	9,948,453

Security	Shares	Value

DDR Corp., 6.25%	358,444	$7,548,831
DDR Corp., 6.50%	503,847	11,094,711
Digital Realty Trust Inc., 5.88%	597,427	11,799,183
Digital Realty Trust Inc., 7.00%	719,298	17,248,766
DuPont Fabros Technology Inc. Series B, 7.63%[a]	422,040	10,555,220
EPR Properties, 6.63%[a]	327,737	7,026,681
FelCor Lodging Trust Inc. Series C, 8.00%	438,870	10,502,159
General Growth Properties Inc., 6.38%	631,423	13,872,363
Glimcher Realty Trust, 7.50%	268,601	6,500,144
Hatteras Financial Corp., 7.63%	720,221	16,421,039
Health Care REIT Inc. Series I, 6.50%	860,327	49,511,819
Health Care REIT Inc. Series J, 6.50%[a]	720,324	16,675,501
Hospitality Properties Trust Series D, 7.13%	722,597	17,963,762
Invesco Mortgage Capital Inc., 7.75%	361,629	8,143,885
Kilroy Realty Corp., 6.38%	269,522	5,907,922
Kimco Realty Corp., 5.50%	536,927	10,620,416
Kimco Realty Corp., 5.63%	427,350	8,709,393
Kimco Realty Corp. Series H, 6.90%	417,371	10,413,407
Kimco Realty Corp. Series I, 6.00%	957,294	21,003,030
LaSalle Hotel Properties, 6.38%	293,241	6,231,371
MFA Financial Inc., 7.50%	477,666	10,986,318
MFA Financial Inc., 8.00%	271,151	6,884,524
National Retail Properties Inc., 5.70%	686,595	13,519,056
National Retail Properties Inc. Series D, 6.63%	717,593	16,468,759
NorthStar Realty Finance Corp., 8.50%	477,399	11,543,508
NorthStar Realty Finance Corp., 8.88%	328,491	8,061,169
NorthStar Realty Finance Corp. Series B, 8.25%	836,375	19,638,085
Pennsylvania Real Estate Investment Trust, 8.25%	303,602	7,757,031
PS Business Parks Inc., 5.70%	293,564	5,924,122
PS Business Parks Inc., 5.75%	583,841	11,735,204
PS Business Parks Inc. Series S, 6.45%	583,614	13,370,597

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2013

Security	Shares	Value

PS Business Parks Inc. Series T, 6.00%	867,931	$18,304,665
Public Storage, 5.20%	1,890,822	38,178,265
Public Storage, 5.38%	1,182,783	24,885,754
Public Storage, 5.90%	1,101,374	25,100,314
Public Storage, 6.35%	1,167,301	28,738,951
Public Storage, 6.88%	371,536	9,437,014
Public Storage Series Q, 6.50%[a]	897,761	22,623,577
Public Storage Series T, 5.75%	1,107,211	24,912,248
Public Storage Series U, 5.63%	694,291	15,100,829
Realty Income Corp. Series F, 6.63%	1,003,538	24,315,726
Regency Centers Corp. Series 6, 6.63%	630,115	14,744,691
Retail Properties of America Inc., 7.00%	352,525	8,026,994
Sabra Health Care REIT Inc., 7.13%	344,766	8,188,193
Saul Centers Inc., 6.88%	330,056	7,736,513
Senior Housing Properties Trust, 5.63%	869,065	17,850,595
SL Green Realty Corp., 6.50%[a]	584,292	13,555,574
Taubman Centers Inc., 6.25%	434,376	9,712,647
Taubman Centers Inc., 6.50%	493,411	11,703,709
Urstadt Biddle Properties Inc., 7.13%[a]	309,476	7,408,856
Ventas Realty LP/Ventas Capital Corp., 5.45%	618,388	13,326,261
Vornado Realty LP, 7.88%	1,101,292	28,875,876
Vornado Realty Trust, 5.40%	778,528	15,523,848
Vornado Realty Trust, 6.88%	618,489	15,554,998
Vornado Realty Trust Series K, 5.70%	750,293	15,606,094
Wachovia Preferred Funding Corp., 7.25%	1,795,967	46,820,860
Weyerhaeuser Co., 6.38%	825,927	43,757,613

		1,154,527,523
SPECIALTY RETAIL — 0.07%
TravelCenters of America LLC, 8.25%	268,761	6,893,720

		6,893,720
THRIFTS & MORTGAGE FINANCE — 0.17%
Astoria Financial Corp., 6.50%[a]	352,377	7,628,962
EverBank Financial Corp., 6.75%	386,310	8,525,862

		16,154,824

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.67%
Telephone & Data Systems Inc., 5.88%	493,154	$10,025,821
Telephone & Data Systems Inc., 6.88%	562,458	13,521,490
Telephone & Data Systems Inc., 7.00%[a]	748,878	18,594,641
United States Cellular Corp., 6.95%	850,105	20,538,537

		62,680,489

TOTAL PREFERRED STOCKS
(Cost: $9,591,194,433)		9,272,155,904

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	112,147,126	112,147,126
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	6,769,331	6,769,331
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	51,018,497	51,018,497

		169,934,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,934,954)		169,934,954

TOTAL INVESTMENTS IN SECURITIES —101.02%
(Cost: $9,761,129,393)		9,442,090,871
Other Assets, Less Liabilities — (1.02)%		(95,573,256)

NET ASSETS — 100.00%		$9,346,517,615

SP ADR — Sponsored American Depository Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares International Preferred Stock ETF	iShares Nasdaq Biotechnology ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments, at cost:
Unaffiliated	$37,669,282	$3,573,121,412	$9,462,314,517
Affiliated (Note 2)	70,251	674,517,434	298,814,876

Total cost of investments	$37,739,533	$4,247,638,846	$9,761,129,393

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$35,610,787	$4,033,658,200	$9,155,773,316
Affiliated (Note 2)	70,251	674,517,434	286,317,555

Total fair value of investments	35,681,038	4,708,175,634	9,442,090,871
Foreign currency, at value[b]	308,190	—	—
Receivables:
Investment securities sold	—	—	268,252
Dividends and interest	248,726	561,846	33,980,273
Capital shares sold	—	555,008	644,463

Total Assets	36,237,954	4,709,292,488	9,476,983,859

LIABILITIES
Payables:
Investment securities purchased	137	—	—
Collateral for securities on loan (Note 5)	64,668	669,889,204	118,916,457
Capital shares redeemed	37,935	3,605,919	7,826,050
Due to custodian	—	—	1,260
Investment advisory fees (Note 2)	20,732	1,546,376	3,722,477

Total Liabilities	123,472	675,041,499	130,466,244

NET ASSETS	$36,114,482	$4,034,250,989	$9,346,517,615

Net assets consist of:
Paid-in capital	$40,474,060	$3,417,360,339	$9,559,519,358
Undistributed (distributions in excess of) net investment income	369,722	(1,505,866)	161,048,393
Undistributed net realized gain (accumulated net realized loss)	(2,678,588)	157,859,728	(55,011,614)
Net unrealized appreciation (depreciation)	(2,050,712)	460,536,788	(319,038,522)

NET ASSETS	$36,114,482	$4,034,250,989	$9,346,517,615

Shares outstanding[c]	1,450,000	19,250,000	246,400,000

Net asset value per share	$24.91	$209.57	$37.93

[a]	Securities on loan with values of $59,259, $651,323,565 and $113,190,879, respectively. See Note 5.
[b]	Cost of foreign currency: $306,902, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares International Preferred Stock ETF	iShares Nasdaq Biotechnology ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,419,509	$4,635,741	$371,394,022
Dividends — affiliated (Note 2)	—	—	4,192,539
Interest — affiliated (Note 2)	10	67	3,270
Securities lending income — affiliated (Note 2)	7,849	3,563,731	4,563,447

Total investment income	2,427,368	8,199,539	380,153,278

EXPENSES
Investment advisory fees (Note 2)	287,811	8,011,507	26,348,457

Total expenses	287,811	8,011,507	26,348,457

Net investment income	2,139,557	188,032	353,804,821

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,278,847)	(98,596,637)	(71,324,790)
Investments — affiliated (Note 2)	—	—	(1,381,277)
In-kind redemptions — unaffiliated	(517,717)	554,470,785	132,946,480
In-kind redemptions — affiliated (Note 2)	—	—	(1,572,686)
Foreign currency transactions	64,700	—	—

Net realized gain (loss)	(2,731,864)	455,874,148	58,667,727

Net change in unrealized appreciation/depreciation on:
Investments	(7,420,946)	422,047,890	(865,080,767)
Translation of assets and liabilities in foreign currencies	2,453	—	—

Net change in unrealized appreciation/depreciation	(7,418,493)	422,047,890	(865,080,767)

Net realized and unrealized gain (loss)	(10,150,357)	877,922,038	(806,413,040)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,010,800)	$878,110,070	$(452,608,219)

[a]	Net of foreign withholding tax of $241,059, $31,096 and $ — , respectively.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares Nasdaq Biotechnology ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,139,557	$4,841,964	$188,032	$5,048,636
Net realized gain (loss)	(2,731,864)	150,772	455,874,148	288,764,345
Net change in unrealized appreciation/depreciation	(7,418,493)	3,670,701	422,047,890	256,259,130

Net increase (decrease) in net assets resulting from operations	(8,010,800)	8,663,437	878,110,070	550,072,111

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,767,793)	(4,506,699)	(1,256,105)	(10,236,427)

Total distributions to shareholders	(2,767,793)	(4,506,699)	(1,256,105)	(10,236,427)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,899,116	48,694,272	2,491,709,885	2,800,274,369
Cost of shares redeemed	(113,698,054)	—	(1,925,420,591)	(2,586,829,264)

Net increase (decrease) in net assets from capital share transactions	(101,798,938)	48,694,272	566,289,294	213,445,105

INCREASE (DECREASE) IN NET ASSETS	(112,577,531)	52,851,010	1,443,143,259	753,280,789

NET ASSETS
Beginning of period	148,692,013	95,841,003	2,591,107,730	1,837,826,941

End of period	$36,114,482	$148,692,013	$4,034,250,989	$2,591,107,730

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$369,722	$997,958	$(1,505,866)	$(437,793)

SHARES ISSUED AND REDEEMED
Shares sold	450,000	1,850,000	13,450,000	20,700,000
Shares redeemed	(4,550,000)	—	(10,400,000)	(19,400,000)

Net increase (decrease) in shares outstanding	(4,100,000)	1,850,000	3,050,000	1,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Preferred Stock ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$353,804,821	$644,203,526
Net realized gain	58,667,727	16,951,266
Net change in unrealized appreciation/depreciation	(865,080,767)	324,927,982

Net increase (decrease) in net assets resulting from operations	(452,608,219)	986,082,774

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(283,188,314)	(590,870,484)

Total distributions to shareholders	(283,188,314)	(590,870,484)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	631,209,197	3,534,686,334
Cost of shares redeemed	(2,463,671,833)	(453,616,959)

Net increase (decrease) in net assets from capital share transactions	(1,832,462,636)	3,081,069,375

INCREASE (DECREASE) IN NET ASSETS	(2,568,259,169)	3,476,281,665

NET ASSETS
Beginning of period	11,914,776,784	8,438,495,119

End of period	$9,346,517,615	$11,914,776,784

Undistributed net investment income included in net assets at end of period	$161,048,393	$90,431,886

SHARES ISSUED AND REDEEMED
Shares sold	15,700,000	89,350,000
Shares redeemed	(63,850,000)	(11,550,000)

Net increase (decrease) in shares outstanding	(48,150,000)	77,800,000

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares International Preferred Stock ETF

	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$26.79	$25.90	$24.80

Income from investment operations:
Net investment income[b]	0.52	1.11	0.50
Net realized and unrealized gain (loss)[c]	(1.79)	0.86	0.81

Total from investment operations	(1.27)	1.97	1.31

Less distributions from:
Net investment income	(0.61)	(1.08)	(0.21)

Total distributions	(0.61)	(1.08)	(0.21)

Net asset value, end of period	$24.91	$26.79	$25.90

Total return	(4.75)%[d]	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,114	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.09%	4.24%	5.22%
Portfolio turnover rate[f]	35%	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$159.94	$123.34	$100.16	$90.93	$66.32	$75.94

Income from investment operations:
Net investment income (loss)[a]	0.01	0.32	0.03	0.43	(0.06)	0.06
Net realized and unrealized gain (loss)[b]	49.69	36.91	23.19	9.31	24.67	(9.50)

Total from investment operations	49.70	37.23	23.22	9.74	24.61	(9.44)

Less distributions from:
Net investment income	(0.07)	(0.63)	(0.04)	(0.51)	—	(0.18)

Total distributions	(0.07)	(0.63)	(0.04)	(0.51)	—	(0.18)

Net asset value, end of period	$209.57	$159.94	$123.34	$100.16	$90.93	$66.32

Total return	31.08%[c]	30.28%	23.19%	10.79%	37.10%	(12.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,034,251	$2,591,108	$1,837,827	$1,477,397	$1,614,091	$1,296,500
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.01%	0.24%	0.03%	0.49%	(0.08)%	0.08%
Portfolio turnover rate[e]	23%	14%	19%	13%	11%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$40.45	$38.93	$39.66	$38.73	$22.69	$42.30

Income from investment operations:
Net investment income[a]	1.25	2.53	2.53	2.78	2.54	2.90
Net realized and unrealized gain (loss)[b]	(2.78)	1.34	(0.90)	1.06	16.37	(19.74)

Total from investment operations	(1.53)	3.87	1.63	3.84	18.91	(16.84)

Less distributions from:
Net investment income	(0.99)	(2.35)	(2.36)	(2.91)	(2.87)	(2.77)

Total distributions	(0.99)	(2.35)	(2.36)	(2.91)	(2.87)	(2.77)

Net asset value, end of period	$37.93	$40.45	$38.93	$39.66	$38.73	$22.69

Total return	(3.85)%[c]	10.29%	4.47%	10.41%	86.53%	(41.31)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,346,518	$11,914,777	$8,438,495	$7,089,990	$4,043,351	$1,237,671
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	6.36%	6.40%	6.66%	7.15%	7.29%	10.87%
Portfolio turnover rate[e]	21%	32%	16%	33%	41%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
International Preferred Stock	iShares S&P International Preferred Stock Index Fund	Non-diversified
Nasdaq Biotechnology	iShares Nasdaq Biotechnology Index Fund	Non-diversified
U.S. Preferred Stock	iShares S&P U.S. Preferred Stock Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

The iShares International Preferred Stock ETF had transfers from Level 2 to Level 1 during the period ended September 30, 2013 in the amount of $7,236,575, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

Effective July 1, 2013, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $211 billion
0.4332	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA was entitled to an annual investment advisory fee of 0.48% based on the Fund’s average daily net assets.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $141 billion[b]
0.4116	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
International Preferred Stock	$4,227
Nasdaq Biotechnology	1,918,932
U.S. Preferred Stock	2,457,240

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series L	451,477	6,853	(458,330)	—	$—	$162,451	$(953,195)
PNC Financial Services Group Inc. (The) Series P	4,137,727	658,150	(1,204,148)	3,591,729	90,655,240	3,126,099	(1,340,904)
PNC Financial Services Group Inc. (The) Series Q	1,352,801	175,257	(352,756)	1,175,302	25,727,361	903,989	(659,864)

					$116,382,601	$4,192,539	$(2,953,963)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$37,559,660	$36,900,534
Nasdaq Biotechnology	743,612,056	744,966,783
U.S. Preferred Stock	2,338,626,836	2,369,470,777

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$11,360,761	$112,008,980
Nasdaq Biotechnology	2,487,517,465	1,918,741,491
U.S. Preferred Stock	568,377,701	2,279,208,565

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
International Preferred Stock	$59,259
Nasdaq Biotechnology	651,323,565
U.S. Preferred Stock	113,190,879

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Nasdaq Biotechnology	$83,105,043	$24,158,638	$18,800,299	$5,156,780	$45,321,421	$79,449,573	$20,348,485	$276,340,239
U.S. Preferred Stock	28,563,635	—	—	—	—	36,566,326	—	65,129,961

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$37,997,592	$203,888	$(2,520,442)	$(2,316,554)
Nasdaq Biotechnology	4,265,761,156	657,683,974	(215,269,496)	442,414,478
U.S. Preferred Stock	9,780,305,495	232,209,205	(570,423,829)	(338,214,624)

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I.  iShares International Preferred Stock ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group. The Board noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on the review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

II.  iShares U.S. Preferred Stock ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III.  iShares Nasdaq Biotechnology ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares Funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S Preferred Stock	$0.988262	$—	$—	$0.988262	100%	—%	—%	100%

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-39-0913

SEPTEMBER 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Fund Performance Overview

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of September 30, 2013

The iShares Global Consumer Discretionary ETF (the “Fund”), formerly the iShares S&P Global Consumer Discretionary Sector Index Fund, seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 16.98%, net of fees, while the total return for the Index was 16.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	36.11%	36.40%	34.99%	36.11%	36.40%	34.99%
5 Years	15.29%	15.06%	15.17%	103.64%	101.70%	102.61%
Since Inception	7.89%	7.91%	7.89%	70.79%	71.08%	70.78%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,169.80	$2.61	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Media	21.14%
Automobiles	20.03
Specialty Retail	18.36
Hotels, Restaurants & Leisure	12.09
Auto Components	6.71
Textiles, Apparel & Luxury Goods	6.27
Internet & Catalog Retail	5.82
Household Durables	3.19
Multiline Retail	3.19
Other*	2.92
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	5.58%
Comcast Corp. Class A	3.45
Amazon.com Inc.	3.37
Home Depot Inc. (The)	3.20
Walt Disney Co. (The)	3.13
McDonald’s Corp.	2.87
Daimler AG Registered (Germany)	2.32
Honda Motor Co. Ltd. (Japan)	2.05
Ford Motor Co.	2.01
Twenty-First Century Fox Inc. Class A	1.93

TOTAL	29.91%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of September 30, 2013

The iShares Global Consumer Staples ETF (the “Fund”), formerly the iShares S&P Global Consumer Staples Sector Index Fund, seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 1.27%, net of fees, while the total return for the Index was 1.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.50%	14.53%	14.56%	14.50%	14.53%	14.56%
5 Years	11.15%	10.90%	11.12%	69.66%	67.76%	69.43%
Since Inception	9.42%	9.43%	9.46%	88.70%	88.82%	89.07%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.70	$2.42	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Food Products	23.12%
Beverages	22.37
Tobacco	14.53
Food & Staples Retailing	13.33
Personal Products	12.33
Specialty Retail	5.87
Household Products	3.78
Multiline Retail	2.84
Other*	1.25
Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	7.50%
Procter & Gamble Co. (The)	6.90
Coca-Cola Co. (The)	4.80
Philip Morris International Inc.	4.68
PepsiCo Inc.	4.08
Wal-Mart Stores Inc.	4.01
British American Tobacco PLC (United Kingdom)	3.43
Anheuser-Busch InBev NV (Belgium)	2.67
Diageo PLC (United Kingdom)	2.65
CVS Caremark Corp.	2.31

TOTAL	43.03%

*	Other includes sectors which individually represent less than 1% of net assets.

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL ENERGY ETF

Performance as of September 30, 2013

The iShares Global Energy ETF (the “Fund”), formerly the iShares S&P Global Energy Sector Index Fund, seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 4.52%, net of fees, while the total return for the Index was 4.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.06%	7.01%	7.11%	7.06%	7.01%	7.11%
5 Years	4.59%	4.34%	4.59%	25.18%	23.67%	25.14%
10 Years	11.75%	11.70%	11.72%	203.84%	202.36%	202.77%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.20	$2.46	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Oil, Gas & Consumable Fuels	94.07%
Energy Equipment & Services	4.28
Other*	1.35
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	13.49%
Chevron Corp.	8.36
Total SA (France)	4.89
BP PLC (United Kingdom)	4.76
Royal Dutch Shell PLC Class A (United Kingdom)	4.48
Schlumberger Ltd.	4.17
Royal Dutch Shell PLC Class B (United Kingdom)	3.15
ConocoPhillips	3.01
Occidental Petroleum Corp.	2.69
BG Group PLC (United Kingdom)	2.32

TOTAL	51.32%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL FINANCIALS ETF

Performance as of September 30, 2013

The iShares Global Financials ETF (the “Fund”), formerly the iShares S&P Global Financials Sector Index Fund, seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 10.35%, net of fees, while the total return for the Index was 10.38%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.50%	28.97%	28.85%	28.50%	28.97%	28.85%
5 Years	2.09%	1.74%	2.10%	10.89%	9.01%	10.98%
10 Years	2.83%	2.83%	2.85%	32.15%	32.23%	32.49%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.50	$2.53	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Commercial Banks	35.42%
Insurance	22.58
Banks	22.00
Real Estate Investment Trusts (REITs)	6.64
Capital Markets	4.28
Real Estate Management & Development	3.11
Diversified Financial Services	2.30
Consumer Finance	2.24
Other*	0.89
Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/13

Security	Percentage of Net Assets

Berkshire Hathaway Inc. Class B	3.38%
HSBC Holdings PLC (United Kingdom)	3.33
Wells Fargo & Co.	3.29
J.P. Morgan Chase & Co.	3.22
Bank of America Corp.	2.45
Citigroup Inc.	2.44
Commonwealth Bank of Australia (Australia)	1.78
Westpac Banking Corp. (Australia)	1.57
Royal Bank of Canada (Canada)	1.55
Banco Santander SA (Spain)	1.52

TOTAL	24.53%

*	Other includes sectors which individually represent less than 1% of net assets.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of September 30, 2013

The iShares Global Healthcare ETF (the “Fund”), formerly the iShares S&P Global Healthcare Sector Index Fund, seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Healthcare Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 9.31%, net of fees, while the total return for the Index was 9.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.06%	26.38%	26.26%	26.06%	26.38%	26.26%
5 Years	11.99%	11.93%	11.95%	76.14%	75.67%	75.80%
10 Years	8.17%	8.15%	8.26%	119.39%	118.97%	121.11%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,093.10	$2.52	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Pharmaceuticals	65.26%
Biotechnology	13.08
Health Care Equipment & Supplies	10.20
Health Care Providers & Services	8.46
Life Sciences Tools & Services	1.45
Other*	1.16
Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Johnson & Johnson	7.66%
Novartis AG Registered (Switzerland)	6.53
Pfizer Inc.	5.96
Roche Holding AG Genusschein (Switzerland)	5.94
Merck & Co. Inc.	4.37
GlaxoSmithKline PLC (United Kingdom)	3.89
Sanofi (France)	3.86
Bayer AG Registered (Germany)	3.06
Gilead Sciences Inc.	3.02
Amgen Inc.	2.64

TOTAL	46.93%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of September 30, 2013

The iShares Global Industrials ETF (the “Fund”), formerly the iShares S&P Global Industrials Sector Index Fund, seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 11.72%, net of fees, while the total return for the Index was 11.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.14%	28.97%	28.24%	28.14%	28.97%	28.24%
5 Years	9.72%	9.93%	9.50%	59.04%	60.54%	57.40%
Since Inception	5.82%	5.87%	5.81%	49.02%	49.50%	48.91%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,117.20	$2.55	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Capital Goods	72.75%
Transportation	18.86
Commercial & Professional Services	7.54
Technology Hardware & Equipment	0.56
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

General Electric Co.	7.48%
Siemens AG Registered (Germany)	2.95
United Technologies Corp.	2.80
Boeing Co. (The)	2.51
3M Co.	2.37
Union Pacific Corp.	2.20
Honeywell International Inc.	2.01
United Parcel Service Inc. Class B	1.99
Caterpillar Inc.	1.66
ABB Ltd. Registered (Switzerland)	1.57

TOTAL	27.54%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL MATERIALS ETF

Performance as of September 30, 2013

The iShares Global Materials ETF (the “Fund”), formerly the iShares S&P Global Materials Sector Index Fund, seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 2.39%, net of fees, while the total return for the Index was 2.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.23%	3.48%	3.48%	3.23%	3.48%	3.48%
5 Years	4.25%	4.19%	4.58%	23.14%	22.77%	25.09%
Since Inception	4.67%	4.65%	4.94%	37.96%	37.77%	40.44%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.90	$2.44	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Chemicals	46.31%
Metals & Mining	43.10
Construction Materials	4.27
Paper & Forest Products	2.78
Containers & Packaging	2.38
Other*	0.84
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	6.04%
BASF SE (Germany)	4.97
BHP Billiton PLC (United Kingdom)	3.50
Glencore Xstrata PLC (United Kingdom)	3.40
Rio Tinto PLC (United Kingdom)	3.38
Monsanto Co.	3.13
E.I. du Pont de Nemours and Co.	3.05
Dow Chemical Co. (The)	2.62
L’Air Liquide SA (France)	2.44
Syngenta AG Registered (Switzerland)	2.14

TOTAL	34.67%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® GLOBAL TECH ETF

Performance as of September 30, 2013

The iShares Global Tech ETF (the “Fund”), formerly the iShares S&P Global Technology Sector Index Fund, seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 7.84%, net of fees, while the total return for the Index was 7.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.50%	9.60%	9.61%	9.50%	9.60%	9.61%
5 Years	10.05%	9.95%	10.37%	61.41%	60.70%	63.74%
10 Years	5.95%	5.92%	6.33%	78.19%	77.70%	84.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.40	$2.50	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Software & Services	44.98%
Technology Hardware & Equipment	36.50
Semiconductors & Semiconductor Equipment	18.29
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Apple Inc.	12.47%
Microsoft Corp.	7.27
Google Inc. Class A	7.07
International Business Machines Corp.	5.49
Samsung Electronics Co. Ltd. (South Korea)	4.42
Cisco Systems Inc.	3.61
Oracle Corp.	3.41
QUALCOMM Inc.	3.33
Intel Corp.	3.29
Visa Inc. Class A	2.84

TOTAL	53.20%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL TELECOM ETF

Performance as of September 30, 2013

The iShares Global Telecom ETF (the “Fund”), formerly the iShares S&P Global Telecommunications Sector Index Fund, seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 9.41%, net of fees, while the total return for the Index was 9.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.43%	10.45%	10.42%	10.43%	10.45%	10.42%
5 Years	8.37%	8.16%	8.13%	49.50%	48.01%	47.83%
10 Years	8.72%	8.69%	8.62%	130.70%	130.01%	128.60%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.10	$2.52	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Integrated Telecommunication Services	65.94%
Wireless Telecommunication Services	33.61
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

AT&T Inc.	14.66%
Vodafone Group PLC (United Kingdom)	14.03
Verizon Communications Inc.	10.90
SoftBank Corp. (Japan)	5.40
Telefonica SA (Spain)	4.90
Telstra Corp. Ltd. (Australia)	4.74
China Mobile Ltd. (China)	4.71
America Movil SAB de CV Series L (Mexico)	3.63
Deutsche Telekom AG Registered (Germany)	3.60
BT Group PLC (United Kingdom)	3.58

TOTAL	70.15%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® GLOBAL UTILITIES ETF

Performance as of September 30, 2013

The iShares Global Utilities ETF (the “Fund”), formerly the iShares S&P Global Utilities Sector Index Fund, seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2013, the total return for the Fund was 4.16%, net of fees, while the total return for the Index was 3.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.78%	8.42%	8.53%	8.78%	8.42%	8.53%
5 Years	0.60%	0.33%	0.28%	3.03%	1.65%	1.40%
Since Inception	1.80%	1.77%	1.62%	13.38%	13.13%	11.98%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Beginning Account Value (4/1/13)	Ending Account Value (9/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.60	$2.46	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/13

Sector	Percentage of Net Assets

Electric Utilities	74.73%
Gas Utilities	18.67
Water Utilities	2.83
Oil, Gas & Consumable Fuels	1.65
Other*	1.56
Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/13

Security	Percentage of Net Assets

Duke Energy Corp.	4.96%
National Grid PLC (United Kingdom)	4.52
GDF Suez (France)	4.04
Dominion Resources Inc.	3.81
Southern Co. (The)	3.79
E.ON SE (Germany)	3.74
NextEra Energy Inc.	3.58
Centrica PLC (United Kingdom)	3.27
Iberdrola SA (Spain)	2.94
Exelon Corp.	2.67

TOTAL	37.32%

*	Other includes sectors which individually represent less than 1% of net assets.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2013 and held through September 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.17%

AUSTRALIA — 0.32%
Crown Ltd.	46,332	$673,668

		673,668
CANADA — 2.05%
Canadian Tire Corp. Ltd. Class A NVS	5,940	527,198
Gildan Activewear Inc.	7,452	346,537
Magna International Inc. Class A	15,390	1,271,895
Shaw Communications Inc. Class B	26,514	617,001
Thomson Reuters Corp.	24,462	857,205
Tim Hortons Inc.	11,826	687,309

		4,307,145
FINLAND — 0.22%
Nokian Renkaat OYJ	9,072	461,003

		461,003
FRANCE — 5.34%
Accor SA	11,394	474,118
Christian Dior SA	3,186	625,131
Compagnie Generale des Etablissements Michelin Class B	12,042	1,336,165
Hermes International SCA	864	311,219
Kering SA	4,590	1,029,226
Lagardere SCA	6,264	203,545
LVMH Moet Hennessy Louis Vuitton SA	17,118	3,373,813
PSA Peugeot Citroen SAa,b	15,822	260,222
Publicis Groupe SA	9,612	765,324
Renault SA	13,554	1,081,211
SES SA Class A FDR	26,190	749,812
Sodexo	5,994	559,608
Valeo SA	5,292	452,161

		11,221,555
GERMANY — 4.71%
Adidas AG	12,798	1,389,040
Bayerische Motoren Werke AG	21,006	2,259,713
Continental AG	6,318	1,071,611
Daimler AG Registered	62,640	4,885,754
Volkswagen AG	1,296	294,114

		9,900,232
GREECE — 0.07%
OPAP SA	13,806	154,180

		154,180

Security	Shares	Value

HONG KONG — 1.42%
Galaxy Entertainment Group Ltd.[a]	162,000	$1,136,380
Li & Fung Ltd.[b]	540,000	785,440
Sands China Ltd.	172,800	1,068,420

		2,990,240
ITALY — 0.56%
Fiat SpA[a]	59,886	477,471
Luxottica Group SpA	6,588	350,650
Mediaset SpA[a]	31,104	126,312
Pirelli & C. SpA	17,334	225,843

		1,180,276
JAPAN — 15.32%
Aisin Seiki Co. Ltd.	16,200	690,925
Bridgestone Corp.	43,200	1,573,911
Denso Corp.	32,400	1,512,275
Dentsu Inc.	16,200	615,806
Fast Retailing Co. Ltd.	3,900	1,464,611
Fuji Heavy Industries Ltd.	54,000	1,491,363
Honda Motor Co. Ltd.	113,400	4,316,423
Isuzu Motors Ltd.	108,000	711,011
Nikon Corp.	21,600	377,078
Nissan Motor Co. Ltd.	167,400	1,678,692
Nitori Holdings Co. Ltd.	2,700	247,643
Oriental Land Co. Ltd.	3,500	578,548
Panasonic Corp.	145,800	1,408,595
Sega Sammy Holdings Inc.	10,800	311,370
Sekisui House Ltd.	36,000	483,547
Sharp Corp.[a,b]	54,000	198,115
Sony Corp.	59,400	1,270,025
Suzuki Motor Corp.	27,000	647,175
Toyota Industries Corp.	16,200	698,354
Toyota Motor Corp.	183,600	11,731,689
Yamada Denki Co. Ltd.	70,200	207,470

		32,214,626
MEXICO — 0.51%
Grupo Elektra SAB de CVb	5,400	171,192
Grupo Televisa SAB de CV CPO	162,000	900,468

		1,071,660
NETHERLANDS — 0.59%
Reed Elsevier NV	37,314	750,833
Wolters Kluwer NV	19,008	490,289

		1,241,122
SOUTH KOREA — 0.91%
Hyundai Motor Co. NVS SP GDR[b,c]	20,466	1,026,370

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2013

Security	Shares	Value

Hyundai Motor Co. SP GDR	7,549	$890,782

		1,917,152
SPAIN — 1.05%
Industria de Diseno Textil SA	14,310	2,206,328

		2,206,328
SWEDEN — 1.60%
Electrolux AB Class B	20,628	536,005
Hennes & Mauritz AB Class B	64,962	2,822,764

		3,358,769
SWITZERLAND — 2.10%
Compagnie Financiere Richemont SA	31,816	3,187,757
Swatch Group AG (The) Bearer	1,890	1,216,456

		4,404,213
UNITED KINGDOM — 6.38%
British Sky Broadcasting Group PLC	61,020	859,697
Burberry Group PLC	29,160	771,602
Carnival PLC	14,742	499,905
Compass Group PLC	114,912	1,581,751
Daily Mail & General Trust PLC Class A NVS	15,012	185,245
GKN PLC	119,988	664,535
InterContinental Hotels Group PLC	19,008	554,683
ITV PLC	190,620	541,133
Kingfisher PLC	151,740	948,263
Ladbrokes PLC	62,802	172,079
Marks & Spencer Group PLC	98,334	790,796
Next PLC	9,990	834,774
Pearson PLC	52,812	1,075,033
Persimmon PLC	18,036	317,193
Reed Elsevier PLC	70,092	945,513
UBM PLC	14,202	164,326
Whitbread PLC	10,962	526,165
William Hill PLC	52,488	342,546
WPP PLC	79,164	1,628,116

		13,403,355
UNITED STATES — 55.02%
Abercrombie & Fitch Co. Class A	5,400	190,998
Amazon.com Inc.[a]	22,680	7,090,675
AutoNation Inc.[a]	3,564	185,934
AutoZone Inc.[a]	2,322	981,579
Bed Bath & Beyond Inc.[a,b]	13,770	1,065,247
Best Buy Co. Inc.	16,416	615,600
BorgWarner Inc.	8,316	843,159
Cablevision NY Group Class A	14,688	247,346

Security	Shares	Value

CarMax Inc.[a]	13,284	$643,875
Carnival Corp.	28,566	932,394
CBS Corp. Class B NVS	33,804	1,864,629
Chipotle Mexican Grill Inc.[a,b]	1,890	810,243
Coach Inc.	18,360	1,001,171
Comcast Corp. Class A	160,812	7,260,662
D.R. Horton Inc.	17,550	340,996
Darden Restaurants Inc.	8,694	402,445
Delphi Automotive PLC	18,144	1,059,972
DIRECTV[a,b]	32,724	1,955,259
Discovery Communications Inc. Series Aa	14,202	1,198,933
Dollar General Corp.[a]	19,116	1,079,289
Dollar Tree Inc.[a]	14,040	802,526
Expedia Inc.	6,534	338,396
Family Dollar Stores Inc.	6,426	462,801
Ford Motor Co.	250,020	4,217,837
Fossil Group Inc.[a]	3,348	389,172
GameStop Corp. Class A	6,318	313,689
Gannett Co. Inc.	12,582	337,072
Gap Inc. (The)	16,578	667,762
Garmin Ltd.	7,506	339,196
General Motors Co.[a]	54,432	1,957,919
Genuine Parts Co.	9,072	733,834
Goodyear Tire & Rubber Co. (The)[a]	17,604	395,210
H&R Block Inc.	14,418	384,384
Harley-Davidson Inc.	15,390	988,654
Harman International Industries Inc.	4,266	282,537
Hasbro Inc.	7,776	366,561
Home Depot Inc. (The)	88,614	6,721,372
International Game Technology	17,442	330,177
Interpublic Group of Companies Inc. (The)	23,274	399,847
J.C. Penney Co. Inc.[a,b]	12,420	109,544
Johnson Controls Inc.	44,010	1,826,415
Kohl’s Corp.	13,446	695,830
L Brands Inc.	15,066	920,533
Leggett & Platt Inc.	9,018	271,893
Lennar Corp. Class A	10,584	374,674
Lowe’s Companies Inc.	64,962	3,092,841
Macy’s Inc.	23,922	1,035,105
Marriott International Inc. Class A	16,470	692,728
Mattel Inc.	20,628	863,488
McDonald’s Corp.	62,586	6,021,399
Netflix Inc.[a,b]	3,564	1,102,024

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2013

Security	Shares	Value

Newell Rubbermaid Inc.	17,496	$481,140
News Corp. Class A NVS[a]	30,308	486,746
Nike Inc. Class B	44,982	3,267,492
Nordstrom Inc.	9,720	546,264
O’Reilly Automotive Inc.[a]	6,642	847,453
Omnicom Group Inc.	15,498	983,193
PetSmart Inc.	6,912	527,109
Priceline.com Inc.[a,b]	3,186	3,220,887
PulteGroup Inc.	20,250	334,125
PVH Corp.	4,860	576,833
Ralph Lauren Corp.	3,888	640,470
Ross Stores Inc.	13,662	994,594
Scripps Networks Interactive Inc. Class A	4,806	375,397
Staples Inc.	43,146	632,089
Starbucks Corp.	46,332	3,566,174
Starwood Hotels & Resorts Worldwide Inc.	12,744	846,839
Target Corp.	40,014	2,560,096
Tiffany & Co.	7,722	591,660
Time Warner Cable Inc.	17,712	1,976,659
Time Warner Inc.	55,512	3,653,245
TJX Companies Inc. (The)	44,334	2,499,994
TripAdvisor Inc.[a,b]	6,642	503,729
Twenty-First Century Fox Inc. Class A	121,230	4,061,205
Urban Outfitters Inc.[a]	7,290	268,053
VF Corp.	5,292	1,053,373
Viacom Inc. Class B NVS	26,676	2,229,580
Walt Disney Co. (The)	101,898	6,571,402
Washington Post Co. (The) Class B	162	99,039
Whirlpool Corp.	4,752	695,883
Wyndham Worldwide Corp.	8,478	516,904
Wynn Resorts Ltd.	5,238	827,656
Yum! Brands Inc.	28,296	2,020,051

		115,661,160

TOTAL COMMON STOCKS
(Cost: $176,307,988)		206,366,684

PREFERRED STOCKS — 1.52%

GERMANY — 1.52%
Porsche Automobil Holding SE	9,882	864,140
Volkswagen AG	9,828	2,318,166

		3,182,306

TOTAL PREFERRED STOCKS
(Cost: $2,801,963)		3,182,306

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.88%

MONEY MARKET FUNDS — 2.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	5,672,634	$5,672,634
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	342,407	342,407
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	46,406	46,406

		6,061,447

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,061,447)		6,061,447

TOTAL INVESTMENTS IN SECURITIES — 102.57%
(Cost: $185,171,398)		215,610,437
Other Assets, Less Liabilities — (2.57)%		(5,398,534)

NET ASSETS — 100.00%		$210,211,903

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.83%

AUSTRALIA — 3.08%
Coca-Cola Amatil Ltd.	105,627	$1,210,877
Wesfarmers Ltd.	219,474	8,440,661
Woolworths Ltd.	236,873	7,752,080

		17,403,618
BELGIUM — 3.01%
Anheuser-Busch InBev NV	151,248	15,064,546
Colruyt SA	12,878	715,335
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	19,454	1,226,897

		17,006,778
BRAZIL — 0.53%
BRF – Brasil Foods SA SP ADR	122,752	3,011,107

		3,011,107
CANADA — 1.04%
George Weston Ltd.	8,220	647,828
Loblaw Companies Ltd.[a]	18,906	837,058
Metro Inc. Class A	17,536	1,099,177
Saputo Inc.	23,701	1,126,829
Shoppers Drug Mart Corp.	37,401	2,158,408

		5,869,300
CHILE — 0.18%
Cencosud SA SP ADR	76,446	1,023,612

		1,023,612
CHINA — 0.37%
Want Want China Holdings Ltd.	1,370,000	2,081,017

		2,081,017
DENMARK — 0.37%
Carlsberg A/S Class B	20,276	2,090,290

		2,090,290
FRANCE — 4.66%
Carrefour SA	117,683	4,042,280
Casino Guichard-Perrachon SA	10,960	1,130,059
Danone SA	111,655	8,409,534
L’Oreal SA	46,580	8,004,585
Pernod Ricard SA	37,949	4,715,224

		26,301,682
GERMANY — 0.48%
Beiersdorf AG	18,358	1,631,175
METRO AG	27,263	1,081,304

		2,712,479

Security	Shares	Value

IRELAND — 0.29%
Kerry Group PLC Class A	27,126	$1,650,708

		1,650,708
JAPAN — 5.69%
AEON Co. Ltd.	150,717	2,075,095
Ajinomoto Co. Inc.	137,000	1,801,070
Asahi Group Holdings Ltd.	90,998	2,391,682
Japan Tobacco Inc.	219,300	7,889,213
Kao Corp.	95,900	2,990,614
Kirin Holdings Co. Ltd.	181,596	2,644,593
Lawson Inc.	13,700	1,073,661
Nippon Meat Packers Inc.	37,000	529,783
Nissin Foods Holdings Co. Ltd.	16,200	665,335
Seven & I Holdings Co. Ltd.	150,737	5,499,500
Shiseido Co. Ltd.	75,200	1,351,876
Unicharm Corp.	28,800	1,681,773
Yakult Honsha Co. Ltd.	30,420	1,523,713

		32,117,908
MEXICO — 1.11%
Fomento Economico Mexicano SAB de CV BD Units	369,909	3,568,774
Wal-Mart de Mexico SAB de CV Series V	1,027,510	2,686,688

		6,255,462
NETHERLANDS — 3.35%
Heineken NV	40,415	2,866,141
Koninklijke Ahold NV	199,472	3,457,547
Unilever NV CVA	323,457	12,590,314

		18,914,002
NORWAY — 0.21%
Orkla ASA	161,523	1,176,324

		1,176,324
SOUTH KOREA — 0.18%
KT&G Corp. Class A SP GDR[b,c]	28,532	1,022,153

		1,022,153
SPAIN — 0.18%
Distribuidora Internacional de Alimentacion SA	117,546	1,019,776

		1,019,776
SWEDEN — 0.79%
Svenska Cellulosa AB Class B	120,286	3,033,789
Swedish Match AB	40,415	1,427,056

		4,460,845

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2013

Security	Shares	Value

SWITZERLAND — 7.50%
Nestle SA Registered	604,855	$42,308,077

		42,308,077
UNITED KINGDOM — 14.77%
Associated British Foods PLC	66,171	2,010,270
British American Tobacco PLC	364,968	19,365,060
Diageo PLC	469,636	14,944,378
Imperial Tobacco Group PLC	186,320	6,900,484
J Sainsbury PLC	246,326	1,561,694
Reckitt Benckiser Group PLC	122,478	8,965,003
SABMiller PLC	174,675	8,891,973
Tate & Lyle PLC	88,091	1,050,650
Tesco PLC	1,505,219	8,750,806
Unilever PLC	225,776	8,921,163
Wm Morrison Supermarkets PLC	443,606	2,011,450

		83,372,931
UNITED STATES — 50.04%
Altria Group Inc.	376,887	12,946,068
Archer-Daniels-Midland Co.	124,259	4,577,702
Avon Products Inc.	82,200	1,693,320
Beam Inc.	30,277	1,957,408
Brown-Forman Corp. Class B NVS	30,277	2,062,772
Campbell Soup Co.	33,428	1,360,854
Clorox Co. (The)	24,797	2,026,411
Coca-Cola Co. (The)	716,099	27,125,830
Coca-Cola Enterprises Inc.	47,265	1,900,526
Colgate-Palmolive Co.	165,770	9,830,161
ConAgra Foods Inc.	79,597	2,414,973
Constellation Brands Inc. Class Ab	31,236	1,792,946
Costco Wholesale Corp.	81,789	9,415,550
CVS Caremark Corp.	229,886	13,046,030
Dr Pepper Snapple Group Inc.	38,360	1,719,295
Estee Lauder Companies Inc. (The) Class A	48,224	3,370,858
General Mills Inc.	120,834	5,790,365
Hershey Co. (The)	28,085	2,597,862
Hormel Foods Corp.	25,071	1,055,991
J.M. Smucker Co. (The)	19,865	2,086,620
Kellogg Co.	48,224	2,832,195
Kimberly-Clark Corp.	72,610	6,841,314
Kraft Foods Group Inc.	112,477	5,898,294
Kroger Co. (The)	96,722	3,901,765
Lorillard Inc.	70,692	3,165,588
McCormick & Co. Inc. NVS	24,797	1,604,366
Mead Johnson Nutrition Co. Class A	38,223	2,838,440

Security	Shares	Value

Molson Coors Brewing Co. Class B NVS	30,140	$1,510,918
Mondelez International Inc. Class A	334,417	10,507,382
Monster Beverage Corp.[a,b]	25,345	1,324,276
PepsiCo Inc.	290,029	23,057,305
Philip Morris International Inc.	304,825	26,394,797
Procter & Gamble Co. (The)	515,805	38,989,700
Reynolds American Inc.	59,595	2,907,044
Safeway Inc.	45,347	1,450,651
Sysco Corp.	110,285	3,510,372
Tyson Foods Inc. Class A	52,745	1,491,629
Wal-Mart Stores Inc.	306,332	22,656,315
Walgreen Co.	162,756	8,756,273
Whole Foods Market Inc.	69,596	4,071,366

		282,481,532

TOTAL COMMON STOCKS
(Cost: $480,076,116)		552,279,601

PREFERRED STOCKS — 1.59%

BRAZIL — 0.97%
Companhia de Bebidas das Americas SP ADR	143,302	5,495,632

		5,495,632
GERMANY — 0.62%
Henkel AG & Co. KGaA	33,702	3,474,931

		3,474,931

TOTAL PREFERRED STOCKS
(Cost: $7,296,188)		8,970,563

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,076,435	1,076,435
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	64,975	64,975
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,092,441	1,092,441

		2,233,851

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,233,851)		2,233,851

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $489,606,155)	$563,484,015
Other Assets, Less Liabilities — 0.19%	1,066,480

NET ASSETS — 100.00%	$564,550,495

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.45%

AUSTRALIA — 2.32%
Oil Search Ltd.	398,720	$3,206,278
Origin Energy Ltd.	392,480	5,174,534
Santos Ltd.	344,640	4,859,613
Woodside Petroleum Ltd.	220,160	7,886,516
WorleyParsons Ltd.	79,840	1,815,594

		22,942,535
AUSTRIA — 0.25%
OMV AG	50,880	2,513,892

		2,513,892
CANADA — 9.64%
ARC Resources Ltd.	109,760	2,805,132
Cameco Corp.	143,360	2,591,331
Canadian Natural Resources Ltd.	383,680	12,082,617
Canadian Oil Sands Ltd.	169,920	3,299,546
Cenovus Energy Inc.	268,960	8,043,419
Crescent Point Energy Corp.	135,520	5,141,823
Enbridge Inc.	291,360	12,194,092
Encana Corp.	259,520	4,494,071
Enerplus Corp.	71,840	1,191,626
Husky Energy Inc.	107,360	3,093,689
Imperial Oil Ltd.	92,320	4,062,295
Penn West Petroleum Ltd.	173,440	1,928,611
Suncor Energy Inc.	530,240	18,998,676
Talisman Energy Inc.	362,720	4,170,980
TransCanada Corp.	249,440	10,980,796

		95,078,704
CHINA — 2.75%
China Petroleum & Chemical Corp. Class H	9,280,400	7,263,822
CNOOC Ltd.	5,760,000	11,720,315
PetroChina Co. Ltd. Class H	7,360,000	8,123,840

		27,107,977
COLOMBIA — 0.43%
Ecopetrol SA SP ADR[a]	91,520	4,209,920

		4,209,920
FRANCE — 5.34%
Technip SA	37,600	4,417,374
Total SA	830,560	48,226,340

		52,643,714

ITALY — 2.77%
Eni SpA	941,120	21,593,415
Saipem SpA	88,480	1,923,523

Security	Shares	Value

Tenaris SA	163,360	$3,834,435

		27,351,373
JAPAN — 0.93%
INPEX Corp.	384,000	4,531,689
JX Holdings Inc.	896,020	4,647,890

		9,179,579
NORWAY — 1.66%
Seadrill Ltd.	125,760	5,641,609
Statoil ASA	377,920	8,577,309
Subsea 7 SA	102,240	2,124,953

		16,343,871
PORTUGAL — 0.14%
Galp Energia SGPS SA Class B	80,800	1,344,766

		1,344,766
SPAIN — 0.72%
Repsol SA	288,160	7,147,996

		7,147,996
UNITED KINGDOM — 15.73%
AMEC PLC	108,160	1,881,156
BG Group PLC	1,195,680	22,857,822
BP PLC	6,689,760	46,919,418
Cairn Energy PLC[b]	224,640	954,200
Petrofac Ltd.	90,741	2,064,590
Royal Dutch Shell PLC Class A	1,338,400	44,215,037
Royal Dutch Shell PLC Class B	898,240	31,048,630
Tullow Oil PLC	320,000	5,306,447

		155,247,300
UNITED STATES — 55.77%
Anadarko Petroleum Corp.	176,640	16,425,754
Apache Corp.	141,920	12,083,069
Baker Hughes Inc.	156,000	7,659,600
Cabot Oil & Gas Corp.	147,840	5,517,389
Cameron International Corp.[b]	87,040	5,080,525
Chesapeake Energy Corp.	178,080	4,608,710
Chevron Corp.	679,200	82,522,800
ConocoPhillips	427,840	29,739,159
CONSOL Energy Inc.	81,440	2,740,456
Denbury Resources Inc.[a,b]	131,360	2,418,338
Devon Energy Corp.	133,920	7,735,219
Diamond Offshore Drilling Inc.	24,640	1,535,565

Ensco PLC Class A	82,240	4,420,400
EOG Resources Inc.	95,520	16,169,626
EQT Corp.	52,960	4,698,611
Exxon Mobil Corp.	1,547,360	133,134,855

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

September 30, 2013

Security	Shares	Value

FMC Technologies Inc.[b]	83,520	$4,628,678
Halliburton Co.	297,600	14,329,440
Helmerich & Payne Inc.	37,600	2,592,520
Hess Corp.	101,760	7,870,118
Kinder Morgan Inc.	237,120	8,434,358
Marathon Oil Corp.	248,800	8,678,144
Marathon Petroleum Corp.	110,400	7,100,928
Murphy Oil Corp.	62,400	3,763,968
Nabors Industries Ltd.	92,640	1,487,798
National Oilwell Varco Inc.	150,400	11,747,744
Newfield Exploration Co.[b]	48,160	1,318,139
Noble Corp.	89,440	3,378,149
Noble Energy Inc.	125,920	8,437,899
Occidental Petroleum Corp.	283,680	26,535,427
Peabody Energy Corp.	96,480	1,664,280
Phillips 66	215,040	12,433,613
Pioneer Natural Resources Co.	48,640	9,183,232
QEP Resources Inc.	63,200	1,750,008
Range Resources Corp.	57,280	4,346,979
Rowan Companies PLC Class Aa,b	44,800	1,645,056
Schlumberger Ltd.	465,120	41,098,003
Southwestern Energy Co.[a,b]	122,880	4,470,374
Spectra Energy Corp.	235,200	8,050,896
Tesoro Corp.	47,680	2,096,966
Valero Energy Corp.	191,520	6,540,408
Williams Companies Inc. (The)	240,160	8,732,218
WPX Energy Inc.[a,b]	71,200	1,371,312

		550,176,731

TOTAL COMMON STOCKS
(Cost: $954,845,009)		971,288,358

PREFERRED STOCKS — 1.25%

BRAZIL — 1.25%
Petroleo Brasileiro SA SP ADR	733,760	12,275,805

		12,275,805

TOTAL PREFERRED STOCKS
(Cost: $24,571,138)		12,275,805

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%c.d,e	9,566,910	9,566,910

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	577,470	$577,470
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	714,825	714,825

		10,859,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,859,205)		10,859,205

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $990,275,352)		994,423,368
Other Assets, Less Liabilities — (0.80)%		(7,850,220)

NET ASSETS — 100.00%		$986,573,148

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.13%

AUSTRALIA — 8.30%
AMP Ltd.	155,844	$671,778
ASX Ltd.	10,994	354,966
Australia and New Zealand Banking Group Ltd.	140,049	4,030,726
BGP Holdings PLC[a,b]	608,993	8
CFS Retail Property Trust Group	103,779	194,077
Commonwealth Bank of Australia	82,134	5,468,883
Dexus Property Group	213,408	200,545
Goodman Group	72,891	332,605
GPT Group	73,242	238,327
Insurance Australia Group Ltd.	107,991	592,735
Lend Lease Group	23,751	225,637
Macquarie Group Ltd.	17,667	791,450
Mirvac Group	164,853	268,214
National Australia Bank Ltd.	119,574	3,837,237
QBE Insurance Group Ltd.	62,127	852,207
Stockland Corp. Ltd.	112,671	407,716
Suncorp Group Ltd.	66,573	813,595
Westfield Group	98,280	1,011,782
Westfield Retail Trust	142,038	394,453
Westpac Banking Corp.	158,067	4,837,510

		25,524,451
AUSTRIA — 0.16%
Erste Group Bank AG	15,912	503,158

		503,158
BELGIUM — 0.47%
Ageas	11,817	478,923
Groupe Bruxelles Lambert SA	4,212	358,458
KBC Groep NV	12,402	609,655

		1,447,036
BRAZIL — 0.23%
Banco do Brasil SA SP ADR	59,700	701,475

		701,475
CANADA — 6.89%
Bank of Montreal	33,345	2,230,245
Bank of Nova Scotia	61,074	3,505,561
Brookfield Asset Management Inc. Class A	27,378	1,026,508
Canadian Imperial Bank of Commerce	20,943	1,671,936
Manulife Financial Corp.	94,185	1,561,351
National Bank of Canada	8,424	697,178
Power Corp. of Canada	17,433	493,531

Security	Shares	Value

Royal Bank of Canada	73,944	$4,747,839
Sun Life Financial Inc.	30,537	977,398
Toronto-Dominion Bank (The)	47,268	4,264,651

		21,176,198
CHILE — 0.16%
Banco de Chile SP ADR[c]	2,016	184,867
Banco Santander (Chile) SA SP ADR[c]	11,700	307,593

		492,460
CHINA — 2.59%
China Construction Bank Corp. Class H	4,212,720	3,242,999
China Life Insurance Co. Ltd. Class H	351,000	909,731
Industrial and Commercial Bank of China Ltd. Class H	4,212,000	2,938,295
Ping An Insurance (Group) Co. of China Ltd. Class H	117,000	869,751

		7,960,776
COLOMBIA — 0.12%
Bancolombia SA SP ADR	6,201	356,806

		356,806
DENMARK — 0.27%
Danske Bank A/Sa	38,493	829,294

		829,294
FINLAND — 0.34%
Sampo OYJ Class A	24,570	1,056,312

		1,056,312
FRANCE — 3.14%
AXA SA	94,185	2,183,328
BNP Paribas SA	53,001	3,587,242
Credit Agricole SAa	55,458	611,902
Societe Generale	40,599	2,024,061
Unibail-Rodamco SE	5,031	1,248,994

		9,655,527
GERMANY — 2.93%
Allianz SE Registered	23,400	3,680,685
Commerzbank AGa	48,672	560,680
Deutsche Bank AG Registered	52,182	2,397,393
Deutsche Boerse AG	9,945	748,625
Muenchener Rueckversicherungs-Gesellschaft AG Registered	8,307	1,624,308

		9,011,691

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2013

Security	Shares	Value

GREECE — 0.01%
National Bank of Greece SA SP ADR[c]	10,722	$43,424

		43,424
HONG KONG — 2.49%
AIA Group Ltd.[d]	468,000	2,199,648
BOC Hong Kong (Holdings) Ltd.	175,500	563,490
Cheung Kong (Holdings) Ltd.	117,000	1,781,745
Hang Seng Bank Ltd.	35,100	572,542
Hong Kong Exchanges and Clearing Ltd.	58,500	937,642
Sun Hung Kai Properties Ltd.	117,000	1,591,652

		7,646,719
IRELAND — 0.12%
Bank of Ireland[a]	1,299,987	369,543
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		369,544
ITALY — 1.71%
Assicurazioni Generali SpA	68,913	1,375,941
Banca Monte dei Paschi di Siena SpA[a,c]	403,533	111,980
Banco Popolare Scrl[a]	89,622	133,449
Intesa Sanpaolo SpA	705,276	1,455,913
Mediobanca SpA	26,442	184,514
UniCredit SpA	276,237	1,761,951
Unione di Banche Italiane SpA	46,800	236,805

		5,260,553
JAPAN — 8.05%
Credit Saison Co. Ltd.	11,700	317,048
Dai-ichi Life Insurance Co. Ltd. (The)	46,800	667,720
Daiwa House Industry Co. Ltd.	33,000	621,493
Daiwa Securities Group Inc.	117,000	1,049,274
Mitsubishi Estate Co. Ltd.	68,000	2,006,910
Mitsubishi UFJ Financial Group Inc.	725,400	4,635,167
Mitsui Fudosan Co. Ltd.	45,000	1,511,083
Mizuho Financial Group Inc.	1,228,500	2,666,706
MS&AD Insurance Group Holdings Inc.	23,400	610,487
NKSJ Holdings Inc.	23,400	601,186
Nomura Holdings Inc.	198,900	1,550,660
ORIX Corp.	58,500	950,904
Resona Holdings Inc.	93,600	478,850
Shinsei Bank Ltd.	117,000	283,781

Security	Shares	Value

Sumitomo Mitsui Financial Group Inc.	70,200	$3,394,639
Sumitomo Mitsui Trust Holdings Inc.	234,270	1,157,920
Sumitomo Realty & Development Co. Ltd.	23,000	1,091,108
Tokio Marine Holdings Inc.	35,100	1,146,451

		24,741,387
NETHERLANDS — 0.94%
AEGON NV	91,845	680,063
ING Groep NV CVA[a]	195,624	2,211,400

		2,891,463
NORWAY — 0.24%
DNB ASA	48,321	733,542

		733,542
PERU — 0.15%
Credicorp Ltd.	3,510	450,895

		450,895
PORTUGAL — 0.04%
Banco Espirito Santo SA Registered[a]	124,956	133,118

		133,118
SINGAPORE — 1.03%
DBS Group Holdings Ltd.[c]	86,000	1,125,420
Oversea-Chinese Banking Corp. Ltd.	117,000	960,430
United Overseas Bank Ltd.	65,000	1,070,771

		3,156,621
SOUTH KOREA — 0.46%
KB Financial Group Inc. SP ADR	13,102	458,832
Shinhan Financial Group Co. Ltd. SP ADR[c]	23,874	966,897

		1,425,729
SPAIN — 2.85%
Banco Bilbao Vizcaya Argentaria SA	290,160	3,244,324
Banco de Sabadell SAc	159,279	401,247
Banco Popular Espanol SAa	79,209	425,561
Banco Santander SA	574,258	4,685,834

		8,756,966
SWEDEN — 1.87%
Investor AB Class B	23,751	721,061
Nordea Bank AB	148,356	1,790,037
Skandinaviska Enskilda Banken AB Class A	92,196	977,495
Svenska Handelsbanken AB Class A	25,389	1,086,615
Swedbank AB Class A	49,725	1,158,916

		5,734,124

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2013

Security	Shares	Value

SWITZERLAND — 3.47%
Baloise Holding AG Registered	2,574	$284,656
Credit Suisse Group AG Registered	71,136	2,172,824
GAM Holding AGa	9,594	173,472
Julius Baer Group Ltd.[a]	11,817	551,482
Swiss Life Holding AG Registered[a]	1,521	287,968
Swiss Re AGa	17,784	1,471,101
UBS AG Registered[a]	185,328	3,791,615
Zurich Insurance Group AGa	7,488	1,928,621

		10,661,739
UNITED KINGDOM — 8.96%
3i Group PLC	47,970	282,609
Aberdeen Asset Management PLC	61,308	375,882
Aviva PLC	150,813	969,091
Barclays PLC	551,772	2,372,346
British Land Co. PLC	47,502	444,240
Hammerson PLC	33,228	269,585
HSBC Holdings PLC	944,658	10,240,336
Land Securities Group PLC	37,557	558,934
Legal & General Group PLC	307,359	976,560
Lloyds Banking Group PLC[a]	2,147,184	2,558,485
London Stock Exchange Group PLC	8,658	215,499
Man Group PLC	93,600	127,172
Old Mutual PLC	238,212	723,686
Provident Financial PLC	6,903	185,790
Prudential PLC	131,391	2,449,034
Resolution Ltd.	75,231	387,173
Royal Bank of Scotland Group PLC[a]	102,960	600,073
RSA Insurance Group PLC	180,297	352,995
Schroders PLC	5,265	219,633
SEGRO PLC	33,111	166,222
Standard Chartered PLC	99,801	2,393,558
Standard Life PLC	123,903	693,040

		27,561,943
UNITED STATES — 40.14%
ACE Ltd.	17,199	1,609,138
Aflac Inc.	23,634	1,465,072
Allstate Corp. (The)	23,517	1,188,784
American Express Co.	47,736	3,605,023
American International Group Inc.	74,763	3,635,725
American Tower Corp.	19,890	1,474,446
Ameriprise Financial Inc.	10,530	959,072
Aon PLC	15,912	1,184,489
Apartment Investment and Management Co. Class A	7,371	205,946

Security	Shares	Value

Assurant Inc.	3,861	$208,880
AvalonBay Communities Inc.[c]	5,850	743,476
Bank of America Corp.	546,390	7,540,182
Bank of New York Mellon Corp. (The)	59,436	1,794,373
BB&T Corp.	34,866	1,176,727
Berkshire Hathaway Inc. Class Ba	91,494	10,385,484
BlackRock Inc.[e]	6,552	1,773,102
Boston Properties Inc.	7,722	825,482
Capital One Financial Corp.	29,835	2,050,858
CBRE Group Inc. Class Aa	13,689	316,627
Charles Schwab Corp. (The)	56,979	1,204,536
Chubb Corp. (The)	12,987	1,159,220
Cincinnati Financial Corp.	7,839	369,687
Citigroup Inc.	154,440	7,491,884
CME Group Inc.	15,912	1,175,579
Comerica Inc.	9,594	377,140
Discover Financial Services	25,038	1,265,420
E*TRADE Financial Corp.[a]	13,104	216,216
Equity Residential	16,146	864,941
Fifth Third Bancorp	43,758	789,394
Franklin Resources Inc.	21,645	1,094,155
Genworth Financial Inc. Class Aa	24,219	309,761
Goldman Sachs Group Inc. (The)	21,294	3,368,924
Hartford Financial Services Group Inc. (The)	22,230	691,798
HCP Inc.	22,230	910,318
Health Care REIT Inc.[c]	14,391	897,711
Host Hotels & Resorts Inc.	36,387	642,958
Hudson City Bancorp Inc.	24,453	221,300
Huntington Bancshares Inc.	42,939	354,676
IntercontinentalExchange Inc.[a,c]	3,861	700,463
Invesco Ltd.	23,049	735,263
J.P. Morgan Chase & Co.	191,295	9,888,039
KeyCorp	45,747	521,516
Kimco Realty Corp.[c]	20,475	413,185
Legg Mason Inc.[c]	6,201	207,361
Leucadia National Corp.	15,093	411,133
Lincoln National Corp.	13,104	550,237
Loews Corp.	15,444	721,853
M&T Bank Corp.[c]	6,201	694,016
Macerich Co. (The)	7,137	402,812
Marsh & McLennan Companies Inc.	28,314	1,233,075
McGraw Hill Financial Inc.	14,274	936,232
MetLife Inc.	54,873	2,576,287
Moody’s Corp.	10,179	715,889

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2013

Security	Shares	Value

Morgan Stanley	69,498	$1,872,971
NASDAQ OMX Group Inc. (The)	6,552	210,254
Northern Trust Corp.	11,700	636,363
NYSE Euronext Inc.	12,753	535,371
People’s United Financial Inc.	18,369	264,146
Plum Creek Timber Co. Inc.[c]	7,956	372,579
PNC Financial Services Group Inc. (The)[e]	26,442	1,915,723
Principal Financial Group Inc.	14,040	601,193
Progressive Corp. (The)	29,016	790,106
Prologis Inc.	25,038	941,930
Prudential Financial Inc.	23,634	1,842,979
Public Storage	7,254	1,164,630
Regions Financial Corp.	70,200	650,052
Simon Property Group Inc.	15,678	2,323,950
SLM Corp.	22,581	562,267
State Street Corp.	23,049	1,515,472
SunTrust Banks Inc.	27,144	880,008
T. Rowe Price Group Inc.	13,338	959,402
Torchmark Corp.	4,797	347,063
Travelers Companies Inc. (The)	19,071	1,616,649
U.S. Bancorp	93,249	3,411,048
Unum Group	13,338	406,009
Ventas Inc.	14,742	906,633
Vornado Realty Trust	8,892	747,462
Wells Fargo & Co.	245,115	10,128,152
Weyerhaeuser Co.	29,250	837,427
XL Group PLC	14,742	454,348
Zions Bancorp	10,062	275,900

		123,425,952

TOTAL COMMON STOCKS
(Cost: $315,778,862)		301,708,903

PREFERRED STOCKS — 1.25%

BRAZIL — 1.25%
Banco Bradesco SA SP ADR	126,009	1,749,005
Itau Unibanco Holding SA SP ADR	147,654	2,084,874

		3,833,879

TOTAL PREFERRED STOCKS
(Cost: $4,203,228)		3,833,879

RIGHTS — 0.08%

SPAIN — 0.02%
Banco Bilbao Vizcaya Argentaria SAa	290,160	39,670
Banco de Sabadell SAa,c	159,279	31,695

		71,365

Security	Shares	Value

UNITED KINGDOM — 0.06%
Barclays PLC[a]	137,650	$180,000

		180,000

TOTAL RIGHTS
(Cost: $38,885)		251,365

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	3,490,945	3,490,945
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	210,717	210,717
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	161,550	161,550

		3,863,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,863,212)		3,863,212

TOTAL INVESTMENTS IN SECURITIES — 100.71%
(Cost: $323,884,187)		309,657,359
Other Assets, Less Liabilities — (0.71)%		(2,196,675)

NET ASSETS — 100.00%		$307,460,684

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.61%

AUSTRALIA — 1.20%
Cochlear Ltd.	15,833	$895,385
CSL Ltd.	135,361	8,100,432
Sonic Healthcare Ltd.	110,162	1,667,682

		10,663,499
BELGIUM — 0.22%
UCB SA	32,558	1,982,806

		1,982,806
CANADA — 1.31%
Catamaran Corp.[a]	57,311	2,638,346
Valeant Pharmaceuticals International Inc.[a]	86,078	8,993,849

		11,632,195
DENMARK — 2.57%
Novo Nordisk A/S Class B	119,082	20,230,096
Novozymes A/S Class B	66,454	2,543,746

		22,773,842
FRANCE — 4.58%
Essilor International SA	59,541	6,407,519
Sanofi	336,730	34,172,436

		40,579,955
GERMANY — 4.48%
Bayer AG Registered	229,690	27,099,790
Fresenius Medical Care AG & Co. KGaA	58,872	3,832,394
Fresenius SE & Co. KGaA	36,126	4,490,181
Merck KGaA	18,063	2,820,422
QIAGEN NVa	66,454	1,433,441

		39,676,228
IRELAND — 0.21%
Elan Corp. PLC[a]	118,190	1,840,662

		1,840,662
JAPAN — 3.96%
Astellas Pharma Inc.	126,035	6,422,166
Chugai Pharmaceutical Co. Ltd.	56,800	1,165,811
Daiichi Sankyo Co. Ltd.	186,493	3,379,206
Eisai Co. Ltd.	73,800	3,000,887
Ono Pharmaceutical Co. Ltd.	29,300	1,800,550
Otsuka Holdings Co. Ltd.	145,500	4,220,056
Shionogi & Co. Ltd.	89,200	1,873,541
Taisho Pharmaceutical Holdings Co. Ltd.	14,900	982,451

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	204,800	$9,673,865
Terumo Corp.	49,300	2,527,174

		35,045,707
SWITZERLAND — 12.90%
Actelion Ltd. Registered[a]	29,882	2,121,564
Lonza Group AG Registered[a]	14,718	1,204,459
Nobel Biocare Holding AG Registered[a]	34,342	507,012
Novartis AG Registered	751,733	57,777,654
Roche Holding AG Genusschein	195,125	52,630,343

		114,241,032
UNITED KINGDOM — 7.00%
AstraZeneca PLC	347,434	18,091,506
GlaxoSmithKline PLC	1,365,875	34,450,292
Shire PLC	156,769	6,290,938
Smith & Nephew PLC	249,983	3,121,179

		61,953,915
UNITED STATES — 61.18%
Abbott Laboratories	431,728	14,329,052
AbbVie Inc.	440,425	19,700,210
Actavis Inc.[a]	48,168	6,936,192
Aetna Inc.	103,472	6,624,277
Agilent Technologies Inc.	91,876	4,708,645
Alexion Pharmaceuticals Inc.[a]	54,412	6,320,498
Allergan Inc.	82,510	7,463,030
AmerisourceBergen Corp.	64,224	3,924,086
Amgen Inc.	209,174	23,414,938
Baxter International Inc.	150,748	9,902,636
Becton, Dickinson and Co.	53,966	5,397,679
Biogen Idec Inc.[a]	66,008	15,892,086
Boston Scientific Corp.[a]	373,971	4,390,420
Bristol-Myers Squibb Co.	457,373	21,167,222
C.R. Bard Inc.	21,854	2,517,581
Cardinal Health Inc.	94,329	4,919,257
CareFusion Corp.[a]	59,764	2,205,292
Celgene Corp.[a]	114,176	17,575,112
Cerner Corp.[a]	81,841	4,300,745
Cigna Corp.	78,496	6,033,203
Covidien PLC	127,779	7,786,852
DaVita HealthCare Partners Inc.[a]	48,837	2,778,825
DENTSPLY International Inc.	39,694	1,723,117
Edwards Lifesciences Corp.[a]	31,220	2,173,849
Eli Lilly and Co.	275,405	13,861,134
Express Scripts Holding Co.[a]	226,122	13,969,817
Forest Laboratories Inc.[a]	65,339	2,795,856

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2013

Security	Shares	Value

Gilead Sciences Inc.[a,b]	425,038	$26,709,388
Hospira Inc.[a]	45,938	1,801,688
Humana Inc.	43,485	4,058,455
Intuitive Surgical Inc.[a]	10,927	4,111,502
Johnson & Johnson	782,730	67,854,864
Laboratory Corp. of America Holdings[a,b]	24,976	2,476,121
Life Technologies Corp.[a]	47,945	3,587,724
McKesson Corp.	63,555	8,154,107
Medtronic Inc.	277,189	14,760,314
Merck & Co. Inc.	812,835	38,699,074
Mylan Inc.[a]	106,148	4,051,669
Patterson Companies Inc.	23,192	932,318
PerkinElmer Inc.	31,220	1,178,555
Perrigo Co.	26,091	3,219,108
Pfizer Inc.	1,838,858	52,793,613
Quest Diagnostics Inc.[b]	42,147	2,604,263
Regeneron Pharmaceuticals Inc.[a]	21,631	6,767,691
St. Jude Medical Inc.	79,611	4,270,334
Stryker Corp.	81,618	5,516,561
Tenet Healthcare Corp.[a]	28,321	1,166,542
Thermo Fisher Scientific Inc.	100,127	9,226,703
UnitedHealth Group Inc.	282,318	20,216,792
Varian Medical Systems Inc.[a]	29,882	2,233,082
Vertex Pharmaceuticals Inc.[a]	64,670	4,903,279
Waters Corp.[a]	23,638	2,510,592
WellPoint Inc.	82,956	6,935,951
Zimmer Holdings Inc.	47,053	3,864,933
Zoetis Inc.	138,929	4,323,471

		541,740,305

TOTAL COMMON STOCKS
(Cost: $726,082,853)		882,130,146

SHORT-TERM INVESTMENTS — 1.71%

MONEY MARKET FUNDS — 1.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,974,290	13,974,290
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	843,504	843,504

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	317,697	$317,697

		15,135,491

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,135,491)		15,135,491

TOTAL INVESTMENTS IN SECURITIES — 101.32%
(Cost: $741,218,344)		897,265,637
Other Assets, Less Liabilities — (1.32)%		(11,710,360)

NET ASSETS — 100.00%		$885,555,277

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.70%

AUSTRALIA — 1.66%
Asciano Ltd.	94,080	$512,862
Aurizon Holdings Ltd.	178,836	782,592
Brambles Ltd.	141,036	1,201,387
Qantas Airways Ltd.[a]	207,984	286,851
Sydney Airport	152,124	559,017
Toll Holdings Ltd.	66,192	360,835
Transurban Group	136,248	866,311

		4,569,855
BRAZIL — 0.24%
Embraer SA SP ADR	20,496	665,505

		665,505
CANADA — 2.33%
Bombardier Inc. Class B	134,736	627,868
Canadian National Railway Co.	35,280	3,582,229
Canadian Pacific Railway Ltd.	13,020	1,609,799
SNC – Lavalin Group Inc.	13,944	574,500

		6,394,396
CHILE — 0.17%
LATAM Airlines Group SA SP ADR[b]	31,752	478,820

		478,820
DENMARK — 0.52%
A.P. Moeller-Maersk A/S Class B	105	963,355
Vestas Wind Systems A/Sa	18,312	462,316

		1,425,671
FINLAND — 0.94%
Kone OYJ Class B	17,052	1,522,287
Metso OYJ	12,096	475,494
Wartsila OYJ Abp	12,684	573,125

		2,570,906
FRANCE — 6.22%
ALSTOM	19,572	697,578
Bouygues SA	15,288	558,237
Compagnie de Saint-Gobain	39,732	1,968,736
Edenred SA	16,128	523,960
European Aeronautic Defence and Space Co. NV	43,092	2,747,123
Legrand SA	22,008	1,221,884
Safran SA	21,168	1,304,764
Schneider Electric SA	47,880	4,051,448
Thales SA	7,392	406,601
Vallourec SA	10,416	624,190

Security	Shares	Value

Vinci SA	51,240	$2,980,445

		17,084,966
GERMANY — 4.78%
Brenntag AG	4,368	727,563
Deutsche Lufthansa AG Registered[a]	19,068	372,072
Deutsche Post AG Registered	75,432	2,504,723
GEA Group AG	15,708	645,443
MAN SE	3,192	380,840
Osram Licht AGa	8,232	386,671
Siemens AG Registered	67,284	8,111,499

		13,128,811
HONG KONG — 0.83%
Hutchison Whampoa Ltd.	190,000	2,276,036

		2,276,036
IRELAND — 0.14%
Ryanair Holdings PLC SP ADR	7,896	392,747

		392,747
ITALY — 0.27%
Atlantia SpA	25,368	516,121
Finmeccanica SpA[a]	35,532	212,689

		728,810
JAPAN — 16.25%
ANA Holdings Inc.[b]	336,000	732,780
Asahi Glass Co. Ltd.	84,000	521,335
Central Japan Railway Co.	16,800	2,153,824
Dai Nippon Printing Co. Ltd.	37,000	391,399
Daikin Industries Ltd.	25,200	1,338,008
East Japan Railway Co.	33,600	2,890,028
FANUC Corp.	16,800	2,775,317
ITOCHU Corp.	134,400	1,646,357
Japan Airlines Co. Ltd.	16,800	1,016,989
JGC Corp.	20,000	721,529
Kajima Corp.	84,000	341,564
Kawasaki Heavy Industries Ltd.	168,000	727,643
Kintetsu Corp.[b]	168,000	626,629
Komatsu Ltd.	84,000	2,087,908
Kubota Corp.	98,000	1,415,195
LIXIL Group Corp.	25,200	518,510
Makita Corp.	8,400	487,949
Marubeni Corp.	168,000	1,321,743
Mitsubishi Corp.	142,800	2,890,199
Mitsubishi Electric Corp.	168,000	1,763,465
Mitsubishi Heavy Industries Ltd.	282,000	1,617,997
Mitsui & Co. Ltd.	159,600	2,319,384

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2013

Security	Shares	Value

Mitsui O.S.K. Lines Ltd.[a]	84,000	$379,231
NGK Insulators Ltd.	16,000	242,629
Nidec Corp.	9,200	759,440
Nippon Express Co. Ltd.	84,000	421,177
Nippon Yusen K.K.	168,000	530,752
NSK Ltd.	29,000	295,837
Obayashi Corp.	84,000	501,646
Odakyu Electric Railway Co. Ltd.	84,000	834,650
Secom Co. Ltd.	16,800	1,051,231
Shimizu Corp.	84,000	410,048
SMC Corp.	4,900	1,165,513
Sumitomo Corp.	109,200	1,471,209
Sumitomo Electric Industries Ltd.	75,600	1,095,574
Taisei Corp.	84,000	413,473
Tokyu Corp.	84,000	599,236
Toppan Printing Co. Ltd.	84,000	677,136
Toshiba Corp.	344,000	1,542,522
TOTO Ltd.	20,000	280,051
West Japan Railway Co.	16,800	719,939
Yamato Holdings Co. Ltd.	42,000	946,792

		44,643,838
MEXICO — 0.28%
Alfa SAB de CV Series A	285,600	765,433

		765,433
NETHERLANDS — 1.68%
CNH Industrial NVa	77,196	990,626
Koninklijke Philips Electronics NV	82,740	2,668,985
PostNL NVa	37,548	162,494
Randstad Holding NV	8,988	506,618
TNT Express NV	32,262	294,695

		4,623,418
SINGAPORE — 0.80%
Jardine Matheson Holdings Ltd.[b]	14,800	812,520
Keppel Corp. Ltd.	168,000	1,395,146

		2,207,666
SPAIN — 0.77%
Abertis Infraestructuras SA	30,240	588,023
Actividades de Construcciones y Servicios SA	15,289	486,355
Ferrovial SA	38,304	689,090
International Consolidated Airlines Group SA London[a]	64,848	355,265

		2,118,733
SWEDEN — 3.79%
Alfa Laval AB	28,140	679,503
Assa Abloy AB Class B	28,560	1,311,703

Security	Shares	Value

Atlas Copco AB Class A	66,024	$1,934,536
Atlas Copco AB Class B	23,436	619,550
Sandvik AB	100,716	1,392,409
Scania AB Class B	28,728	615,878
Securitas AB Class B	23,352	266,855
Skanska AB Class B	34,692	667,580
SKF AB Class B	34,524	961,583
Volvo AB Class B	130,956	1,962,372

		10,411,969
SWITZERLAND — 2.81%
ABB Ltd. Registered	182,112	4,307,853
Adecco SA Registered	13,188	939,239
Geberit AG Registered	3,276	884,710
Kuehne & Nagel International AG Registered	4,452	583,425
SGS SA Registered	420	1,002,798

		7,718,025
UNITED KINGDOM — 5.73%
Aggreko PLC	23,268	604,390
Babcock International Group PLC	27,888	540,135
BAE Systems PLC	270,564	1,990,959
Bunzl PLC	25,200	546,023
Capita PLC	54,348	876,591
Cobham PLC	89,796	417,779
Experian PLC	84,504	1,610,674
FirstGroup PLC	100,044	193,603
G4S PLC	128,940	530,992
Hays PLC	123,228	236,273
IMI PLC	28,560	672,938
Intertek Group PLC	13,188	705,837
Invensys PLC	57,456	463,360
Rentokil Initial PLC	153,972	271,783
Rolls-Royce Holdings PLC	158,760	2,858,905
Serco Group PLC	41,832	370,214
Smiths Group PLC	33,768	765,027
Vesuvius PLC	20,160	145,867
Weir Group PLC (The)	18,900	713,135
Wolseley PLC	23,856	1,235,077

		15,749,562
UNITED STATES — 49.49%
3M Co.	54,516	6,509,756
ADT Corp. (The)	17,388	706,996
AMETEK Inc.	20,748	954,823
Boeing Co. (The)	58,632	6,889,260
C.H. Robinson Worldwide Inc.	13,608	810,493

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2013

Security	Shares	Value

Caterpillar Inc.	54,684	$4,559,005
Cintas Corp.	8,484	434,381
CSX Corp.	86,184	2,218,376
Cummins Inc.	15,120	2,008,994
Danaher Corp.	50,148	3,476,259
Deere & Co.	33,012	2,686,847
Delta Air Lines Inc.	71,316	1,682,344
Dover Corp.	14,700	1,320,501
Dun & Bradstreet Corp. (The)[b]	3,444	357,659
Eaton Corp. PLC	40,572	2,792,977
Emerson Electric Co.	60,648	3,923,926
Equifax Inc.	9,996	598,261
Expeditors International of Washington Inc.	17,892	788,322
Fastenal Co.	23,604	1,186,101
FedEx Corp.	24,864	2,837,231
Flowserve Corp.	12,600	786,114
Fluor Corp.	14,616	1,037,151
General Dynamics Corp.	28,056	2,455,461
General Electric Co.	860,916	20,567,283
Honeywell International Inc.	66,444	5,517,510
Illinois Tool Works Inc.	35,112	2,677,992
Ingersoll-Rand PLC	23,436	1,521,934
Iron Mountain Inc.	15,036	406,273
Jacobs Engineering Group Inc.[a]	11,508	669,535
Joy Global Inc.	10,080	514,483
Kansas City Southern Industries Inc.	9,408	1,028,859
L-3 Communications Holdings Inc.	7,140	674,730
Lockheed Martin Corp.	22,176	2,828,549
Masco Corp.	31,500	670,320
Nielsen Holdings NV	17,641	643,015
Norfolk Southern Corp.	26,376	2,040,184
Northrop Grumman Corp.	19,404	1,848,425
PACCAR Inc.	30,660	1,706,536
Pall Corp.	9,576	737,735
Parker Hannifin Corp.	13,020	1,415,534
Pentair Ltd. Registered	16,968	1,101,902
Pitney Bowes Inc.	17,808	323,928
Precision Castparts Corp.	12,432	2,825,048
Quanta Services Inc.[a]	18,732	515,317
Raytheon Co.	27,048	2,084,589
Republic Services Inc.	22,260	742,594
Robert Half International Inc.	12,348	481,942
Rockwell Automation Inc.	11,928	1,275,580
Rockwell Collins Inc.	11,592	786,633

Security	Shares	Value

Roper Industries Inc.	8,400	$1,116,108
Ryder System Inc.	4,452	265,784
Snap-on Inc.	5,040	501,480
Southwest Airlines Co.	56,868	827,998
Stanley Black & Decker Inc.	13,944	1,262,908
Stericycle Inc.[a,b]	7,140	823,956
Textron Inc.	24,864	686,495
Tyco International Ltd.	39,900	1,395,702
Union Pacific Corp.	38,892	6,041,483
United Parcel Service Inc. Class B	59,808	5,464,657
United Technologies Corp.	71,484	7,707,405
W.W. Grainger Inc.	5,208	1,362,986
Waste Management Inc.	35,784	1,475,732
Xylem Inc.	16,380	457,493

		136,017,855

TOTAL COMMON STOCKS
(Cost: $252,091,317)		273,973,022

RIGHTS — 0.01%

SPAIN — 0.01%
Abertis Infraestructuras SAa	29,520	28,731

		28,731

TOTAL RIGHTS
(Cost: $27,280)		28,731

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	956,650	956,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	57,745	57,745
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	151,252	151,252

		1,165,647

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,165,647)		1,165,647

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $253,284,244)	$275,167,400
Other Assets, Less Liabilities — (0.13)%	(356,531)

NET ASSETS — 100.00%	$274,810,869

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.62%

AUSTRALIA — 9.88%
Amcor Ltd.	278,521	$2,724,108
BHP Billiton Ltd.	741,992	24,796,387
Fortescue Metals Group Ltd.	392,916	1,745,131
Iluka Resources Ltd.	96,585	1,034,973
Incitec Pivot Ltd.	376,202	946,255
Newcrest Mining Ltd.	176,593	1,931,941
Orica Ltd.	83,844	1,572,670
Rio Tinto Ltd.	100,695	5,813,118

		40,564,583
AUSTRIA — 0.29%
Voestalpine AG	25,071	1,199,517

		1,199,517
BELGIUM — 0.81%
Solvay SA	13,700	2,055,715
Umicore SA	25,893	1,258,648

		3,314,363
BRAZIL — 0.18%
Companhia Siderurgica Nacional SA SP ADR[a]	175,908	751,127

		751,127
CANADA — 7.59%
Agnico-Eagle Mines Ltd.	40,004	1,061,688
Agrium Inc.	33,976	2,861,467
Barrick Gold Corp.	231,530	4,320,211
Eldorado Gold Corp.	164,811	1,114,346
First Quantum Minerals Ltd.	136,589	2,548,669
Goldcorp Inc.	187,827	4,897,134
Kinross Gold Corp.	264,273	1,334,349
Potash Corp. of Saskatchewan Inc.	200,431	6,280,652
Silver Wheaton Corp.	82,063	2,037,404
Teck Resources Ltd. Class B	107,956	2,907,114
Yamana Gold Inc.	174,127	1,814,282

		31,177,316
CHILE — 0.39%
Empresas CMPC SA	306,606	934,027
Sociedad Quimica y Minera de Chile SA Series B SP ADR	21,646	661,285

		1,595,312
FINLAND — 0.68%
Stora Enso OYJ Class R	131,931	1,118,857
UPM-Kymmene OYJ	121,519	1,682,776

		2,801,633

Security	Shares	Value

FRANCE — 3.92%
ArcelorMittal	223,310	$3,071,203
L’Air Liquide SA	71,925	10,023,349
Lafarge SA	43,155	3,007,881

		16,102,433
GERMANY — 8.81%
BASF SE	212,487	20,393,193
HeidelbergCement AG	32,606	2,516,258
K+S AG Registered[a]	39,867	1,033,988
Lanxess AG	19,317	1,254,604
Linde AG	42,744	8,470,769
Salzgitter AG	8,768	364,551
ThyssenKrupp AGb	89,187	2,134,472

		36,167,835
IRELAND — 0.97%
CRH PLC	166,866	3,987,881

		3,987,881
JAPAN — 9.02%
Asahi Kasei Corp.	309,000	2,327,144
JFE Holdings Inc.	137,000	3,550,481
JSR Corp.	46,300	859,234
Kobe Steel Ltd.[b]	648,000	1,201,895
Kuraray Co. Ltd.	82,200	984,306
Mitsubishi Chemical Holdings Corp.	342,500	1,598,624
Mitsubishi Materials Corp.	305,000	1,258,853
Mitsui Chemicals Inc.	239,000	655,195
Nippon Steel & Sumitomo Metal Corp.	2,194,290	7,446,610
Nitto Denko Corp.	38,100	2,481,111
Oji Holdings Corp.	233,000	1,092,280
Shin-Etsu Chemical Co. Ltd.	92,900	5,680,510
Sumitomo Chemical Co. Ltd.	385,000	1,467,414
Sumitomo Metal Mining Co. Ltd.	137,000	1,935,103
Taiheiyo Cement Corp.	274,000	1,195,129
Toray Industries Inc.	377,000	2,478,115
Toyo Seikan Group Holdings Ltd.	41,100	805,874

		37,017,878
MEXICO — 0.71%
Cemex SAB de CV CPO[b]	2,603,069	2,898,945

		2,898,945
NETHERLANDS — 1.66%
Akzo Nobel NV	55,485	3,648,338
Koninklijke DSM NV	41,922	3,165,389

		6,813,727

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2013

Security	Shares	Value

NORWAY — 0.63%
Norsk Hydro ASA	210,295	$871,706
Yara International ASA	41,374	1,708,137

		2,579,843
PERU — 0.42%
Compania de Minas Buenaventura SA SP ADR	42,607	498,928
Southern Copper Corp.	44,936	1,224,057

		1,722,985
SOUTH KOREA — 1.29%
POSCO	17,810	5,294,898

		5,294,898
SWEDEN — 0.39%
Boliden AB	63,431	951,006
Holmen AB Class B	11,919	383,562
SSAB AB Class Aa	42,470	277,376

		1,611,944
SWITZERLAND — 4.00%
Clariant AG Registered[b]	65,212	1,099,788
Givaudan SA Registered[b]	1,781	2,601,826
Holcim Ltd. Registered[b]	52,882	3,935,813
Syngenta AG Registered	21,509	8,786,756

		16,424,183
TAIWAN — 2.47%
China Steel Corp.	2,782,550	2,442,154
Formosa Chemicals & Fibre Corp.	822,100	2,185,445
Formosa Plastics Corp.	1,136,720	2,933,397
Nan Ya Plastics Corp.	1,233,940	2,595,835

		10,156,831
UNITED KINGDOM — 13.86%
Anglo American PLC	321,402	7,900,858
Antofagasta PLC	88,776	1,176,707
BHP Billiton PLC	488,131	14,386,716
Glencore Xstrata PLC[b]	2,556,968	13,941,911
Johnson Matthey PLC	47,402	2,155,498
Lonmin PLC[b]	98,503	509,334
Randgold Resources Ltd.	21,235	1,530,607
Rexam PLC	182,484	1,423,197
Rio Tinto PLC	283,727	13,889,695

		56,914,523
UNITED STATES — 29.65%
Air Products and Chemicals Inc.	48,498	5,168,432
Airgas Inc.	15,207	1,612,702

Security	Shares	Value

Alcoa Inc.	246,600	$2,002,392
Allegheny Technologies Inc.	24,797	756,804
Avery Dennison Corp.	22,879	995,694
Ball Corp.	33,839	1,518,694
Bemis Co. Inc.	23,701	924,576
CF Industries Holdings Inc.	13,289	2,801,720
Cliffs Natural Resources Inc.[a]	35,346	724,593
Dow Chemical Co. (The)	280,028	10,753,075
E.I. du Pont de Nemours and Co.	213,583	12,507,421
Eastman Chemical Co.	35,620	2,774,798
Ecolab Inc.	62,609	6,183,265
FMC Corp.	31,510	2,259,897
Freeport-McMoRan Copper & Gold Inc.	240,024	7,939,994
International Flavors & Fragrances Inc.	18,906	1,555,964
International Paper Co.	103,161	4,621,613
LyondellBasell Industries NV Class A	103,709	7,594,610
MeadWestvaco Corp.	40,963	1,572,160
Monsanto Co.	123,300	12,868,821
Mosaic Co. (The)	78,775	3,388,901
Newmont Mining Corp.	115,080	3,233,748
Nucor Corp.	73,432	3,599,637
Owens-Illinois Inc.[a,b]	37,949	1,139,229
PPG Industries Inc.	33,017	5,515,820
Praxair Inc.	68,226	8,201,447
Sealed Air Corp.	45,210	1,229,260
Sherwin-Williams Co. (The)	20,139	3,668,923
Sigma-Aldrich Corp.	27,811	2,372,278
United States Steel Corp.[a]	33,428	688,283
Vulcan Materials Co.	30,003	1,554,455

		121,729,206

TOTAL COMMON STOCKS
(Cost: $462,056,711)		400,826,963

PREFERRED STOCKS — 2.06%

BRAZIL — 2.06%
Gerdau SA SP ADR	206,459	1,540,184
Vale SA Class A SP ADR	487,583	6,928,554

		8,468,738

TOTAL PREFERRED STOCKS
(Cost: $16,864,657)		8,468,738

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,656,298	$3,656,298
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	220,699	220,699
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	135,578	135,578

		4,012,575

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,012,575)		4,012,575

TOTAL INVESTMENTS IN SECURITIES — 100.66%
(Cost: $482,933,943)		413,308,276
Other Assets, Less Liabilities — (0.66)%		(2,704,183)

NET ASSETS — 100.00%		$410,604,093

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

AUSTRALIA — 0.14%
Computershare Ltd.	83,250	$772,201

		772,201
BRAZIL — 0.24%
Cielo SA SP ADR	50,100	1,373,742

		1,373,742
CANADA — 0.39%
Blackberry Ltd.[a,b]	79,500	626,472
CGI Group Inc. Class Ab	44,850	1,577,320

		2,203,792
FINLAND — 0.71%
Nokia OYJ[a,b]	605,850	3,984,091

		3,984,091
FRANCE — 1.19%
Alcatel-Lucent[b]	374,850	1,343,637
Cap Gemini SA	25,650	1,526,689
Dassault Systemes SA	10,500	1,402,572
Gemalto NV	13,050	1,402,082
STMicroelectronics NV	106,500	981,756

		6,656,736
GERMANY — 2.33%
Infineon Technologies AG	175,050	1,752,294
SAP AG	153,000	11,322,625

		13,074,919
JAPAN — 6.24%
Canon Inc.	185,000	5,901,147
FUJIFILM Holdings Corp.	75,000	1,799,236
Fujitsu Ltd.[b]	300,000	1,118,981
Hirose Electric Co. Ltd.	5,100	782,736
Hitachi Ltd.	750,000	4,945,223
Hoya Corp.	75,000	1,772,484
Keyence Corp.	7,260	2,756,025
Konica Minolta Holdings Inc.	75,000	629,809
Kyocera Corp.	60,000	3,185,732
Murata Manufacturing Co. Ltd.	33,900	2,587,628
NEC Corp.	453,000	1,047,959
Nintendo Co. Ltd.	18,200	2,064,367
NTT Data Corp.	15,000	505,223
Ricoh Co. Ltd.	150,000	1,728,917
Rohm Co. Ltd.	15,000	616,051
TDK Corp.	20,800	816,102
Tokyo Electron Ltd.	30,000	1,608,153

Security	Shares	Value

Yahoo! Japan Corp.	210,000	$1,192,051

		35,057,824
NETHERLANDS — 1.27%
ASML Holding NV	72,300	7,144,433

		7,144,433
SOUTH KOREA — 4.42%
Samsung Electronics Co. Ltd.	19,500	24,804,243

		24,804,243
SPAIN — 0.44%
Amadeus IT Holding SA Class A	68,850	2,441,810

		2,441,810
SWEDEN — 1.39%
Hexagon AB Class B	41,850	1,262,713
Telefonaktiebolaget LM Ericsson Class B	492,450	6,555,164

		7,817,877
TAIWAN — 3.11%
Hon Hai Precision Industry Co. Ltd.	1,815,914	4,661,544
MediaTek Inc.	210,000	2,595,968
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000,600	10,199,219

		17,456,731
UNITED KINGDOM — 0.81%
ARM Holdings PLC	222,600	3,554,316
Sage Group PLC (The)	187,366	1,000,680

		4,554,996
UNITED STATES — 77.09%
Accenture PLC Class A	104,400	7,688,016
Adobe Systems Inc.[b]	75,750	3,934,455
Akamai Technologies Inc.[a,b]	28,950	1,496,715
Altera Corp.	51,600	1,917,456
Amphenol Corp. Class A	25,800	1,996,404
Analog Devices Inc.	50,250	2,364,263
Apple Inc.	146,850	70,010,737
Applied Materials Inc.	194,400	3,409,776
Autodesk Inc.[b]	36,150	1,488,296
Automatic Data Processing Inc.	78,150	5,656,497
Broadcom Corp. Class A	88,800	2,309,688
CA Inc.	53,250	1,579,928
Cisco Systems Inc.	866,700	20,298,114
Citrix Systems Inc.[b]	30,300	2,139,483
Cognizant Technology Solutions Corp. Class Ab	48,750	4,003,350
Computer Sciences Corp.	24,000	1,241,760

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

September 30, 2013

Security	Shares	Value

Corning Inc.	236,550	$3,451,264
Dell Inc.	237,300	3,267,621
eBay Inc.[b]	188,400	10,510,836
Electronic Arts Inc.[b]	49,650	1,268,558
EMC Corp.	336,600	8,603,496
F5 Networks Inc.[b]	12,600	1,080,576
Fidelity National Information Services Inc.	47,250	2,194,290
First Solar Inc.[a,b]	11,250	452,363
Fiserv Inc.[b]	21,150	2,137,208
FLIR Systems Inc.	22,800	715,920
Google Inc. Class Ab	45,300	39,678,723
Harris Corp.	17,400	1,031,820
Hewlett-Packard Co.	310,650	6,517,437
Intel Corp.	805,350	18,458,622
International Business Machines Corp.	166,650	30,860,247
Intuit Inc.	48,000	3,182,880
Jabil Circuit Inc.	29,700	643,896
JDS Uniphase Corp.[a,b]	38,700	569,277
Juniper Networks Inc.[b]	82,050	1,629,513
KLA-Tencor Corp.	26,850	1,633,823
Lam Research Corp.[b]	26,400	1,351,416
Linear Technology Corp.	37,650	1,493,199
LSI Corp.	88,050	688,551
MasterCard Inc. Class A	16,800	11,302,704
Microchip Technology Inc.	31,800	1,281,222
Micron Technology Inc.[b]	168,000	2,934,960
Microsoft Corp.	1,225,650	40,826,401
Molex Inc.	22,050	849,366
Motorola Solutions Inc.	38,400	2,280,192
NetApp Inc.	55,050	2,346,231
NVIDIA Corp.	93,300	1,451,748
Oracle Corp.	576,750	19,130,797
Paychex Inc.	52,650	2,139,696
QUALCOMM Inc.	277,350	18,682,296
Red Hat Inc.[b]	30,600	1,411,884
Salesforce.com Inc.[a,b]	88,650	4,601,821
SanDisk Corp.	39,000	2,320,890
Seagate Technology PLC	50,400	2,204,496
Symantec Corp.	112,950	2,795,512
TE Connectivity Ltd.	66,900	3,464,082
Teradata Corp.[a,b]	26,400	1,463,616
Teradyne Inc.[a,b]	30,900	510,468
Texas Instruments Inc.	178,050	7,170,073

Security	Shares	Value

Total System Services Inc.	26,850	$789,927
VeriSign Inc.[a,b]	21,900	1,114,491
Visa Inc. Class A	83,550	15,966,405
Western Digital Corp.	34,200	2,168,280
Western Union Co.	89,700	1,673,802
Xerox Corp.	188,400	1,938,636
Xilinx Inc.	43,050	2,017,323
Yahoo! Inc.[a,b]	153,450	5,088,402

		432,882,195

TOTAL COMMON STOCKS
(Cost: $488,537,476)		560,225,590

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	7,109,722	7,109,722
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	429,151	429,151
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	904,630	904,630

		8,443,503

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,443,503)		8,443,503

TOTAL INVESTMENTS IN SECURITIES — 101.27%
(Cost: $496,980,979)		568,669,093
Other Assets, Less Liabilities — (1.27)%		(7,134,585)

NET ASSETS — 100.00%		$561,534,508

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.42%

AUSTRALIA — 4.74%
Telstra Corp. Ltd.	5,032,566	$23,387,323

		23,387,323
AUSTRIA — 0.16%
Telekom Austria AG	92,708	777,813

		777,813
BELGIUM — 0.28%
Belgacom SA	52,822	1,405,025

		1,405,025
CANADA — 5.80%
BCE Inc.[a]	313,544	13,427,577
Rogers Communications Inc. Class B	149,996	6,463,005
TELUS Corp. NVS	263,180	8,741,089

		28,631,671
CHINA — 4.71%
China Mobile Ltd.	2,079,000	23,229,125

		23,229,125
FRANCE — 4.73%
Orange	923,076	11,581,824
Vivendi SA	511,896	11,783,247

		23,365,071
GERMANY — 3.60%
Deutsche Telekom AG Registered	1,225,686	17,777,800

		17,777,800
ITALY — 0.65%
Telecom Italia SpA[a]	3,903,130	3,222,920

		3,222,920
JAPAN — 10.60%
Nippon Telegraph and Telephone Corp.	308,000	15,945,376
NTT DOCOMO Inc.	600,600	9,744,257
SoftBank Corp.	385,000	26,641,019

		52,330,652
MEXICO — 3.63%
America Movil SAB de CV Series L	18,125,880	17,900,404

		17,900,404
NETHERLANDS — 0.81%
Koninklijke KPN NVb	1,258,796	4,012,850

		4,012,850

Security	Shares	Value

NORWAY — 1.33%
Telenor ASA	288,288	$6,586,153

		6,586,153
PORTUGAL — 0.27%
Portugal Telecom SGPS SA Registered	291,060	1,312,393

		1,312,393
SINGAPORE — 1.85%
Singapore Telecommunications Ltd.	3,080,550	9,157,562

		9,157,562
SPAIN — 4.90%
Telefonica SAb	1,553,244	24,200,349

		24,200,349
SWEDEN — 2.18%
Millicom International Cellular SA SDR	26,180	2,313,081
Tele2 AB Class B	124,124	1,588,484
TeliaSonera AB	892,122	6,839,079

		10,740,644
SWITZERLAND — 0.90%
Swisscom AG Registered	9,240	4,440,922

		4,440,922
TAIWAN — 0.93%
Chunghwa Telecom Co. Ltd. SP ADR[a]	144,620	4,567,100

		4,567,100
UNITED KINGDOM — 17.74%
BT Group PLC	3,189,494	17,685,178
Cable & Wireless Communications PLC	1,006,698	646,066
Vodafone Group PLC	19,801,166	69,262,540

		87,593,784
UNITED STATES — 29.61%
AT&T Inc.	2,140,446	72,389,884
CenturyLink Inc.	241,934	7,591,889
Crown Castle International Corp.[a,b]	120,274	8,783,610
Frontier Communications Corp.[a]	405,020	1,688,933
Verizon Communications Inc.	1,153,768	53,834,815
Windstream Holdings Inc.[a]	238,546	1,908,368

		146,197,499

TOTAL COMMON STOCKS
(Cost: $488,992,364)		490,837,060

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

September 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 0.13%

BRAZIL — 0.13%
Oi SA SP ADR[a]	340,494	$626,509

		626,509

TOTAL PREFERRED STOCKS
(Cost: $1,623,707)		626,509

SHORT-TERM INVESTMENTS — 1.54%

MONEY MARKET FUNDS — 1.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	7,133,373	7,133,373
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	430,579	430,579
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	43,151	43,151

		7,607,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,607,103)		7,607,103

TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $498,223,174)		499,070,672
Other Assets, Less Liabilities — (1.09)%		(5,372,456)

NET ASSETS — 100.00%		$493,698,216

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.80%

AUSTRALIA — 1.33%
AGL Energy Ltd.	126,720	$1,827,108
APA Group	190,773	1,064,942

		2,892,050
BRAZIL — 0.20%
CPFL Energia SA SP ADR	25,443	438,892

		438,892
CANADA — 1.04%
Fortis Inc.	48,312	1,470,651
TransAlta Corp.	60,588	788,664

		2,259,315
CHILE — 1.13%
Empresa Nacional de Electricidad SA SP ADR	25,047	1,051,723
Enersis SA SP ADR	88,011	1,413,457

		2,465,180
FINLAND — 1.03%
Fortum OYJ	99,396	2,241,561

		2,241,561
FRANCE — 6.34%
Electricite de France SA	67,320	2,130,567
GDF Suez	349,272	8,779,753
Suez Environnement SA	66,132	1,073,340
Veolia Environnement	106,128	1,813,711

		13,797,371
GERMANY — 5.49%
E.ON SE	457,281	8,139,834
RWE AG	111,771	3,803,654

		11,943,488
HONG KONG — 4.42%
CLP Holdings Ltd.	445,500	3,627,696
Hong Kong and China Gas Co. Ltd. (The)	1,386,560	3,336,261
Power Assets Holdings Ltd.	297,000	2,657,821

		9,621,778
ITALY — 4.37%
Enel SpA	1,480,743	5,676,486
Snam SpA	469,359	2,378,743
Terna SpA	319,077	1,440,881

		9,496,110
JAPAN — 5.59%
Chubu Electric Power Co. Inc.	158,400	2,172,804

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)[a]	184,000	$2,362,701
Kyushu Electric Power Co. Inc.[a]	108,900	1,554,842
Osaka Gas Co. Ltd.	451,000	1,921,203
Tokyo Electric Power Co. Inc.[a]	188,100	1,171,252
Tokyo Gas Co. Ltd.	541,000	2,966,196

		12,148,998
PORTUGAL — 0.94%
Energias de Portugal SA	558,558	2,041,450

		2,041,450
SPAIN — 5.05%
Acciona SAb	5,940	338,151
Enagas SA	47,167	1,156,600
Gas Natural SDG SA	79,695	1,664,576
Iberdrola SA	1,097,613	6,381,445
Red Electrica Corporacion SA	25,149	1,432,187

		10,972,959
UNITED KINGDOM — 12.17%
Centrica PLC	1,186,416	7,102,976
Drax Group PLC	91,575	1,012,124
National Grid PLC	831,501	9,836,416
Severn Trent PLC	54,351	1,551,721
SSE PLC	218,790	5,222,505
United Utilities Group PLC	155,430	1,739,269

		26,465,011
UNITED STATES — 49.70%
AES Corp. (The)	141,174	1,876,202
AGL Resources Inc.	27,126	1,248,610
Ameren Corp.	55,539	1,934,979
American Electric Power Co. Inc.	111,375	4,828,106
CenterPoint Energy Inc.	98,010	2,349,300
CMS Energy Corp.	60,786	1,599,888
Consolidated Edison Inc.	67,122	3,701,107
Dominion Resources Inc.	132,561	8,282,411
DTE Energy Co.	40,095	2,645,468
Duke Energy Corp.	161,568	10,789,511
Edison International	74,547	3,433,635
Entergy Corp.	40,887	2,583,650
Exelon Corp.	195,921	5,807,098
FirstEnergy Corp.	95,733	3,489,468
Integrys Energy Group Inc.	18,216	1,018,092
NextEra Energy Inc.	97,218	7,792,995
NiSource Inc.	71,478	2,207,955
Northeast Utilities	72,072	2,972,970

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2013

Security	Shares	Value

NRG Energy Inc.	73,755	$2,015,724
ONEOK Inc.	47,124	2,512,652
Pepco Holdings Inc.	56,826	1,049,008
PG&E Corp.	101,970	4,172,612
Pinnacle West Capital Corp.	25,146	1,376,492
PPL Corp.	144,639	4,394,133
Public Service Enterprise Group Inc.	115,731	3,811,022
SCANA Corp.	32,076	1,476,779
Sempra Energy	51,975	4,449,060
Southern Co. (The)	200,079	8,239,253
TECO Energy Inc.	46,332	766,331
Wisconsin Energy Corp.	52,074	2,102,748
Xcel Energy Inc.	113,949	3,146,132

		108,073,391

TOTAL COMMON STOCKS
(Cost: $260,183,242)		214,857,554

PREFERRED STOCKS — 0.64%

BRAZIL — 0.64%
Companhia Energetica de Minas Gerais SP ADR	124,047	1,071,766
Companhia Paranaense de Energia Class B SP ADR	23,265	324,780

		1,396,546

TOTAL PREFERRED STOCKS
(Cost: $1,928,721)		1,396,546

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	313,522	313,522
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	18,925	18,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	266,521	266,521

		598,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $598,968)		598,968

Value

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $262,710,931)	$216,853,068
Other Assets, Less Liabilities — 0.29%	620,922

NET ASSETS — 100.00%	$217,473,990

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[e]	Affiliated issuer. See Note 2.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2013

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$179,109,951	$487,372,304	$979,416,147
Affiliated (Note 2)	6,061,447	2,233,851	10,859,205

Total cost of investments	$185,171,398	$489,606,155	$990,275,352

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$209,548,990	$561,250,164	$983,564,163
Affiliated (Note 2)	6,061,447	2,233,851	10,859,205

Total fair value of investments	215,610,437	563,484,015	994,423,368
Foreign currency, at value[b]	248,979	821,074	3,976,025
Receivables:
Dividends and interest	450,330	2,179,302	1,184,982

Total Assets	216,309,746	566,484,391	999,584,375

LIABILITIES
Payables:
Investment securities purchased	—	570,311	2,471,572
Collateral for securities on loan (Note 5)	6,015,041	1,141,410	10,144,380
Investment advisory fees (Note 2)	82,802	222,175	395,275

Total Liabilities	6,097,843	1,933,896	13,011,227

NET ASSETS	$210,211,903	$564,550,495	$986,573,148

Net assets consist of:
Paid-in capital	$157,130,097	$475,515,214	$1,010,283,781
Undistributed net investment income	578,610	3,553,270	7,267,636
Undistributed net realized gain (accumulated net realized loss)	22,057,209	11,578,923	(35,144,244)
Net unrealized appreciation	30,445,987	73,903,088	4,165,975

NET ASSETS	$210,211,903	$564,550,495	$986,573,148

Shares outstanding[c]	2,700,000	6,850,000	24,000,000

Net asset value per share	$77.86	$82.42	$41.11

[a]	Securities on loan with values of $5,821,464, $1,089,900 and $9,916,678, respectively. See Note 5.
[b]	Cost of foreign currency: $247,119, $817,213 and $3,962,461, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$316,865,097	$726,082,853	$252,118,597
Affiliated (Note 2)	7,019,090	15,135,491	1,165,647

Total cost of investments	$323,884,187	$741,218,344	$253,284,244

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$302,105,322	$882,130,146	$274,001,753
Affiliated (Note 2)	7,552,037	15,135,491	1,165,647

Total fair value of investments	309,657,359	897,265,637	275,167,400
Foreign currency, at value[b]	803,641	1,087,964	532,834
Receivables:
Investment securities sold	—	1,011,972	—
Due from custodian (Note 4)	—	—	92,646
Dividends and interest	822,457	2,923,810	707,531
Capital shares sold	—	34,470	—

Total Assets	311,283,457	902,323,853	276,500,411

LIABILITIES
Payables:
Investment securities purchased	—	1,605,759	574,441
Collateral for securities on loan (Note 5)	3,701,662	14,817,794	1,014,395
Investment advisory fees (Note 2)	121,111	345,023	100,706

Total Liabilities	3,822,773	16,768,576	1,689,542

NET ASSETS	$307,460,684	$885,555,277	$274,810,869

Net assets consist of:
Paid-in capital	$412,755,417	$746,011,864	$264,258,767
Undistributed net investment income	1,078,992	1,425,237	893,333
Accumulated net realized loss	(92,165,644)	(17,992,274)	(12,228,789)
Net unrealized appreciation (depreciation)	(14,208,081)	156,110,450	21,887,558

NET ASSETS	$307,460,684	$885,555,277	$274,810,869

Shares outstanding[c]	5,850,000	11,150,000	4,200,000

Net asset value per share	$52.56	$79.42	$65.43

[a]	Securities on loan with values of $3,580,097, $14,486,160 and $969,438, respectively. See Note 5.
[b]	Cost of foreign currency: $798,146, $1,076,085 and $531,514, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$478,921,368	$488,537,476	$490,616,071
Affiliated (Note 2)	4,012,575	8,443,503	7,607,103

Total cost of investments	$482,933,943	$496,980,979	$498,223,174

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$409,295,701	$560,225,590	$491,463,569
Affiliated (Note 2)	4,012,575	8,443,503	7,607,103

Total fair value of investments	413,308,276	568,669,093	499,070,672
Foreign currency, at value[b]	895,038	159,066	1,418,558
Receivables:
Dividends and interest	961,632	476,669	967,713

Total Assets	415,164,946	569,304,828	501,456,943

LIABILITIES
Payables:
Investment securities purchased	523,101	—	—
Collateral for securities on loan (Note 5)	3,876,997	7,538,873	7,563,952
Foreign taxes (Note 1)	—	11,106	—
Investment advisory fees (Note 2)	160,755	220,341	194,775

Total Liabilities	4,560,853	7,770,320	7,758,727

NET ASSETS	$410,604,093	$561,534,508	$493,698,216

Net assets consist of:
Paid-in capital	$556,948,744	$526,719,874	$528,728,754
Undistributed net investment income	2,437,487	2,031,475	4,140,068
Accumulated net realized loss	(79,175,028)	(38,910,148)	(40,019,979)
Net unrealized appreciation (depreciation)	(69,607,110)	71,693,307	849,373

NET ASSETS	$410,604,093	$561,534,508	$493,698,216

Shares outstanding[c]	6,850,000	7,500,000	7,700,000

Net asset value per share	$59.94	$74.87	$64.12

[a]	Securities on loan with values of $3,710,849, $7,321,174 and $7,369,056, respectively. See Note 5.
[b]	Cost of foreign currency: $891,995, $156,733 and $1,423,927, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2013

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$262,111,963
Affiliated (Note 2)	598,968

Total cost of investments	$262,710,931

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$216,254,100
Affiliated (Note 2)	598,968

Total fair value of investments	216,853,068
Foreign currency, at value[b]	371,495
Receivables:
Dividends and interest	669,010

Total Assets	217,893,573

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	332,447
Investment advisory fees (Note 2)	87,136

Total Liabilities	419,583

NET ASSETS	$217,473,990

Net assets consist of:
Paid-in capital	$294,180,800
Undistributed net investment income	2,248,442
Accumulated net realized loss	(33,107,166)
Net unrealized depreciation	(45,848,086)

NET ASSETS	$217,473,990

Shares outstanding[c]	4,950,000

Net asset value per share	$43.93

[a]	Securities on loan with a value of $316,389. See Note 5.
[b]	Cost of foreign currency: $367,988.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,516,872	$9,030,500	$17,254,352
Interest — affiliated (Note 2)	9	31	34
Securities lending income — affiliated (Note 2)	21,476	7,196	15,963

Total investment income	2,538,357	9,037,727	17,270,349

EXPENSES
Investment advisory fees (Note 2)	534,884	1,429,033	2,383,236

Total expenses	534,884	1,429,033	2,383,236

Net investment income	2,003,473	7,608,694	14,887,113

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,245,619)	877,574	(5,643,781)
In-kind redemptions — unaffiliated	29,389,290	18,046,744	20,781,781
Foreign currency transactions	(3,510)	26,847	(11,927)

Net realized gain	28,140,161	18,951,165	15,126,073

Net change in unrealized appreciation/depreciation on:
Investments	294,842	(20,963,564)	14,048,517
Translation of assets and liabilities in foreign currencies	5,718	17,166	11,402

Net change in unrealized appreciation/depreciation	300,560	(20,946,398)	14,059,919

Net realized and unrealized gain (loss)	28,440,721	(1,995,233)	29,185,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,444,194	$5,613,461	$44,073,105

[a]	Net of foreign withholding tax of $194,566, $552,150 and $1,193,101, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,820,876	$8,257,699	$3,150,948
Dividends — affiliated (Note 2)	45,838	—	—
Interest — affiliated (Note 2)	10	23	9
Securities lending income — affiliated (Note 2)	9,910	8,053	13,808

Total investment income	4,876,634	8,265,775	3,164,765

EXPENSES
Investment advisory fees (Note 2)	710,674	1,977,505	556,937

Total expenses	710,674	1,977,505	556,937

Net investment income	4,165,960	6,288,270	2,607,828

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,821,975)	(1,749,021)	(3,165,613)
Investments — affiliated (Note 2)	747	—	—
In-kind redemptions — unaffiliated	2,753,545	13,366,593	10,996,173
In-kind redemptions — affiliated (Note 2)	38,143	—	—
Foreign currency transactions	(22,399)	20,927	(16,564)

Net realized gain (loss)	(3,051,939)	11,638,499	7,813,996

Net change in unrealized appreciation/depreciation on:
Investments	26,207,496	52,151,974	16,206,837
Translation of assets and liabilities in foreign currencies	9,658	39,589	3,299

Net change in unrealized appreciation/depreciation	26,217,154	52,191,563	16,210,136

Net realized and unrealized gain	23,165,215	63,830,062	24,024,132

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,331,175	$70,118,332	$26,631,960

[a]	Net of foreign withholding tax of $277,485, $324,872 and $170,237, respectively.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,669,243	$5,076,925	$13,065,938
Interest — affiliated (Note 2)	12	21	28
Securities lending income — affiliated (Note 2)	24,275	37,885	38,698

Total investment income	6,693,530	5,114,831	13,104,664

EXPENSES
Investment advisory fees (Note 2)	985,218	1,301,934	1,186,581

Total expenses	985,218	1,301,934	1,186,581

Net investment income	5,708,312	3,812,897	11,918,083

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,941,542)	(4,026,566)	(6,655,580)
In-kind redemptions — unaffiliated	2,166,281	1,197,951	12,445,468
Foreign currency transactions	53,776	(20,968)	730

Net realized gain (loss)	(5,721,485)	(2,849,583)	5,790,618

Net change in unrealized appreciation/depreciation on:
Investments	6,089,648	39,443,317	22,715,020
Translation of assets and liabilities in foreign currencies	18,796	6,722	(3,020)

Net change in unrealized appreciation/depreciation	6,108,444	39,450,039	22,712,000

Net realized and unrealized gain	386,959	36,600,456	28,502,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,095,271	$40,413,353	$40,420,701

[a]	Net of foreign withholding tax of $526,858, $190,824 and $666,549, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2013

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,529,182
Interest — affiliated (Note 2)	10
Securities lending income — affiliated (Note 2)	5,249

Total investment income	6,534,441

EXPENSES
Investment advisory fees (Note 2)	573,640

Total expenses	573,640

Net investment income	5,960,801

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,840,080)
In-kind redemptions — unaffiliated	10,837,261
Foreign currency transactions	30,400

Net realized gain	1,027,581

Net change in unrealized appreciation/depreciation on:
Investments	(1,472,441)
Translation of assets and liabilities in foreign currencies	8,320

Net change in unrealized appreciation/depreciation	(1,464,121)

Net realized and unrealized loss	(436,540)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,524,261

[a]	Net of foreign withholding tax of $425,590.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,003,473	$2,532,211	$7,608,694	$12,680,419
Net realized gain	28,140,161	16,044,235	18,951,165	34,657,646
Net change in unrealized appreciation/depreciation	300,560	4,003,345	(20,946,398)	41,147,008

Net increase in net assets resulting from operations	30,444,194	22,579,791	5,613,461	88,485,073

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,767,767)	(2,492,858)	(6,813,119)	(12,809,236)

Total distributions to shareholders	(1,767,767)	(2,492,858)	(6,813,119)	(12,809,236)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,360,895	55,536,210	54,680,575	194,849,400
Cost of shares redeemed	(91,439,284)	(58,654,172)	(61,449,213)	(148,101,438)

Net increase (decrease) in net assets from capital share transactions	(3,078,389)	(3,117,962)	(6,768,638)	46,747,962

INCREASE (DECREASE) IN NET ASSETS	25,598,038	16,968,971	(7,968,296)	122,423,799

NET ASSETS
Beginning of period	184,613,865	167,644,894	572,518,791	450,094,992

End of period	$210,211,903	$184,613,865	$564,550,495	$572,518,791

Undistributed net investment income included in net assets at end of period	$578,610	$342,904	$3,553,270	$2,757,695

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	950,000	650,000	2,600,000
Shares redeemed	(1,250,000)	(1,050,000)	(750,000)	(2,000,000)

Net increase (decrease) in shares outstanding	(50,000)	(100,000)	(100,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,887,113	$26,369,779	$4,165,960	$5,100,393
Net realized gain (loss)	15,126,073	28,227,576	(3,051,939)	(9,004,210)
Net change in unrealized appreciation/depreciation	14,059,919	(30,161,619)	26,217,154	31,471,356

Net increase in net assets resulting from operations	44,073,105	24,435,736	27,331,175	27,567,539

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,767,042)	(28,015,694)	(4,277,300)	(4,854,184)

Total distributions to shareholders	(12,767,042)	(28,015,694)	(4,277,300)	(4,854,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,002,298	29,120,803	33,556,526	127,984,191
Cost of shares redeemed	(121,600,768)	(258,388,797)	(14,848,239)	(69,672,674)

Net increase (decrease) in net assets from capital share transactions	(67,598,470)	(229,267,994)	18,708,287	58,311,517

INCREASE (DECREASE) IN NET ASSETS	(36,292,407)	(232,847,952)	41,762,162	81,024,872

NET ASSETS
Beginning of period	1,022,865,555	1,255,713,507	265,698,522	184,673,650

End of period	$986,573,148	$1,022,865,555	$307,460,684	$265,698,522

Undistributed net investment income included in net assets at end of period	$7,267,636	$5,147,565	$1,078,992	$1,190,332

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	750,000	650,000	2,900,000
Shares redeemed	(3,000,000)	(6,750,000)	(300,000)	(1,750,000)

Net increase (decrease) in shares outstanding	(1,650,000)	(6,000,000)	350,000	1,150,000

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,288,270	$12,763,136	$2,607,828	$3,927,992
Net realized gain	11,638,499	23,335,519	7,813,996	3,505,943
Net change in unrealized appreciation/depreciation	52,191,563	98,840,418	16,210,136	8,508,654

Net increase in net assets resulting from operations	70,118,332	134,939,073	26,631,960	15,942,589

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,354,703)	(13,315,659)	(2,625,425)	(3,956,004)

Total distributions to shareholders	(9,354,703)	(13,315,659)	(2,625,425)	(3,956,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	131,811,594	252,002,509	80,557,481	54,677,110
Cost of shares redeemed	(46,087,278)	(166,645,414)	(48,786,958)	(50,564,015)

Net increase in net assets from capital share transactions	85,724,316	85,357,095	31,770,523	4,113,095

INCREASE IN NET ASSETS	146,487,945	206,980,509	55,777,058	16,099,680

NET ASSETS
Beginning of period	739,067,332	532,086,823	219,033,811	202,934,131

End of period	$885,555,277	$739,067,332	$274,810,869	$219,033,811

Undistributed net investment income included in net assets at end of period	$1,425,237	$4,491,670	$893,333	$910,930

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	3,900,000	1,300,000	950,000
Shares redeemed	(600,000)	(2,700,000)	(800,000)	(1,000,000)

Net increase (decrease) in shares outstanding	1,100,000	1,200,000	500,000	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,708,312	$10,515,593	$3,812,897	$6,443,584
Net realized gain (loss)	(5,721,485)	(8,050,622)	(2,849,583)	35,294,184
Net change in unrealized appreciation/depreciation	6,108,444	(21,161,764)	39,450,039	(52,967,527)

Net increase (decrease) in net assets resulting from operations	6,095,271	(18,696,793)	40,413,353	(11,229,759)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,836,495)	(10,645,595)	(2,950,812)	(5,877,984)

Total distributions to shareholders	(5,836,495)	(10,645,595)	(2,950,812)	(5,877,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,721,558	67,945,393	7,320,104	54,483,392
Cost of shares redeemed	(74,097,961)	(93,352,771)	(3,675,376)	(171,048,800)

Net increase (decrease) in net assets from capital share transactions	(65,376,403)	(25,407,378)	3,644,728	(116,565,408)

INCREASE (DECREASE) IN NET ASSETS	(65,117,627)	(54,749,766)	41,107,269	(133,673,151)

NET ASSETS
Beginning of period	475,721,720	530,471,486	520,427,239	654,100,390

End of period	$410,604,093	$475,721,720	$561,534,508	$520,427,239

Undistributed net investment income included in net assets at end of period	$2,437,487	$2,565,670	$2,031,475	$1,169,390

SHARES ISSUED AND REDEEMED
Shares sold	150,000	1,150,000	100,000	800,000
Shares redeemed	(1,300,000)	(1,600,000)	(50,000)	(2,600,000)

Net increase (decrease) in shares outstanding	(1,150,000)	(450,000)	50,000	(1,800,000)

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,918,083	$22,833,618	$5,960,801	$10,627,001
Net realized gain (loss)	5,790,618	5,560,490	1,027,581	(5,881,172)
Net change in unrealized appreciation/depreciation	22,712,000	23,335,703	(1,464,121)	9,017,333

Net increase in net assets resulting from operations	40,420,701	51,729,811	5,524,261	13,763,162

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,560,817)	(22,594,445)	(5,441,202)	(10,639,778)

Total distributions to shareholders	(10,560,817)	(22,594,445)	(5,441,202)	(10,639,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	71,842,287	113,253,612	63,332,575	10,358,615
Cost of shares redeemed	(72,936,763)	(119,796,652)	(77,596,774)	(56,271,463)

Net decrease in net assets from capital share transactions	(1,094,476)	(6,543,040)	(14,264,199)	(45,912,848)

INCREASE (DECREASE) IN NET ASSETS	28,765,408	22,592,326	(14,181,140)	(42,789,464)

NET ASSETS
Beginning of period	464,932,808	442,340,482	231,655,130	274,444,594

End of period	$493,698,216	$464,932,808	$217,473,990	$231,655,130

Undistributed net investment income included in net assets at end of period	$4,140,068	$2,782,802	$2,248,442	$1,728,843

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,950,000	1,400,000	250,000
Shares redeemed	(1,200,000)	(2,050,000)	(1,800,000)	(1,350,000)

Net decrease in shares outstanding	(50,000)	(100,000)	(400,000)	(1,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$67.13	$58.82	$54.55	$46.76	$29.26	$50.02

Income from investment operations:
Net investment income[a]	0.66	0.96	0.86	0.63	0.54	0.79
Net realized and unrealized gain (loss)[b]	10.67	8.22	4.29	7.73	17.53	(20.47)

Total from investment operations	11.33	9.18	5.15	8.36	18.07	(19.68)

Less distributions from:
Net investment income	(0.60)	(0.87)	(0.88)	(0.57)	(0.57)	(1.08)

Total distributions	(0.60)	(0.87)	(0.88)	(0.57)	(0.57)	(1.08)

Net asset value, end of period	$77.86	$67.13	$58.82	$54.55	$46.76	$29.26

Total return	16.98%[c]	15.86%	9.68%	18.02%	62.24%	(39.94)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$210,212	$184,614	$167,645	$136,379	$93,524	$55,598
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.80%	1.63%	1.62%	1.28%	1.35%	2.19%
Portfolio turnover rate[e]	4%	8%	9%	4%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$82.38	$70.88	$63.24	$58.74	$41.79	$60.58

Income from investment operations:
Net investment income[a]	1.06	1.89	1.66	1.48	1.35	1.27
Net realized and unrealized gain (loss)[b]	(0.09)	11.62	7.54	4.47	16.85	(18.89)

Total from investment operations	0.97	13.51	9.20	5.95	18.20	(17.62)

Less distributions from:
Net investment income	(0.93)	(2.01)	(1.56)	(1.45)	(1.25)	(1.17)

Total distributions	(0.93)	(2.01)	(1.56)	(1.45)	(1.25)	(1.17)

Net asset value, end of period	$82.42	$82.38	$70.88	$63.24	$58.74	$41.79

Total return	1.27%[c]	19.47%	14.77%	10.37%	44.05%	(29.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$564,550	$572,519	$450,095	$313,049	$343,616	$248,656
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.56%	2.57%	2.52%	2.50%	2.59%	2.47%
Portfolio turnover rate[e]	3%	6%	4%	4%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of period	$39.88	$39.67	$44.27	$35.23	$26.59	$43.24

Income from investment operations:
Net investment income[b]	0.60	0.93	0.91	0.72	0.85	0.84
Net realized and unrealized gain (loss)[c]	1.16	0.25	(4.63)	9.04	8.54	(16.70)

Total from investment operations	1.76	1.18	(3.72)	9.76	9.39	(15.86)

Less distributions from:
Net investment income	(0.53)	(0.97)	(0.88)	(0.72)	(0.75)	(0.79)

Total distributions	(0.53)	(0.97)	(0.88)	(0.72)	(0.75)	(0.79)

Net asset value, end of period	$41.11	$39.88	$39.67	$44.27	$35.23	$26.59

Total return	4.52%[d]	3.16%	(8.30)%	28.27%	35.56%	(37.15)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$986,573	$1,022,866	$1,255,714	$1,514,180	$1,078,124	$474,549
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.00%	2.44%	2.29%	2.00%	2.55%	2.22%
Portfolio turnover rate[f]	2%	6%	3%	5%	5%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$48.31	$42.45	$48.18	$47.26	$26.89	$70.00

Income from investment operations:
Net investment income[a]	0.72	1.13	1.17	0.92	0.79	1.84
Net realized and unrealized gain (loss)[b]	4.25	5.86	(5.69)	0.97	20.41	(42.94)

Total from investment operations	4.97	6.99	(4.52)	1.89	21.20	(41.10)

Less distributions from:
Net investment income	(0.72)	(1.13)	(1.21)	(0.97)	(0.83)	(2.01)

Total distributions	(0.72)	(1.13)	(1.21)	(0.97)	(0.83)	(2.01)

Net asset value, end of period	$52.56	$48.31	$42.45	$48.18	$47.26	$26.89

Total return	10.35%[c,d]	17.12%[d]	(9.22)%	4.24%	79.47%	(59.97)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$307,461	$265,699	$184,674	$296,308	$321,366	$133,105
Ratio of expenses to average net assets[e,f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	2.81%	2.63%	2.82%	2.04%	1.85%	3.88%
Portfolio turnover rate[g]	3%	5%	6%	7%	11%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented is calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total returns calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 10.44% and 17.02%, respectively.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$73.54	$60.12	$54.19	$52.47	$39.99	$52.71

Income from investment operations:
Net investment income[a]	0.59	1.36	1.28	1.13	1.02	0.98
Net realized and unrealized gain (loss)[b]	6.19	13.53	5.87	1.73	12.48	(12.68)

Total from investment operations	6.78	14.89	7.15	2.86	13.50	(11.70)

Less distributions from:
Net investment income	(0.90)	(1.47)	(1.22)	(1.14)	(1.02)	(1.02)

Total distributions	(0.90)	(1.47)	(1.22)	(1.14)	(1.02)	(1.02)

Net asset value, end of period	$79.42	$73.54	$60.12	$54.19	$52.47	$39.99

Total return	9.31%[c]	25.29%	13.36%	5.70%	34.21%	(22.52)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$885,555	$739,067	$532,087	$479,623	$590,291	$451,867
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.53%	2.14%	2.28%	2.25%	2.15%	2.06%
Portfolio turnover rate[e]	3%	6%	6%	6%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$59.20	$54.12	$57.62	$48.43	$29.41	$59.63

Income from investment operations:
Net investment income[a]	0.69	1.23	1.18	0.87	0.77	1.14
Net realized and unrealized gain (loss)[b]	6.19	5.11	(3.54)	9.12	19.04	(30.06)

Total from investment operations	6.88	6.34	(2.36)	9.99	19.81	(28.92)

Less distributions from:
Net investment income	(0.65)	(1.26)	(1.14)	(0.80)	(0.79)	(1.30)

Total distributions	(0.65)	(1.26)	(1.14)	(0.80)	(0.79)	(1.30)

Net asset value, end of period	$65.43	$59.20	$54.12	$57.62	$48.43	$29.41

Total return	11.72%[c]	12.12%	(3.96)%	20.92%	68.18%	(49.24)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$274,811	$219,034	$202,934	$239,117	$191,299	$44,109
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.25%	2.31%	2.26%	1.75%	1.81%	2.42%
Portfolio turnover rate[e]	5%	8%	6%	6%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$59.47	$62.78	$74.36	$63.54	$37.01	$75.87

Income from investment operations:
Net investment income[a]	0.80	1.28	1.25	1.14	0.62	1.16
Net realized and unrealized gain (loss)[b]	0.50	(3.28)	(11.56)	10.88	26.37	(38.98)

Total from investment operations	1.30	(2.00)	(10.31)	12.02	26.99	(37.82)

Less distributions from:
Net investment income	(0.83)	(1.31)	(1.27)	(1.20)	(0.46)	(1.04)

Total distributions	(0.83)	(1.31)	(1.27)	(1.20)	(0.46)	(1.04)

Net asset value, end of period	$59.94	$59.47	$62.78	$74.36	$63.54	$37.01

Total return	2.39%[c]	(3.16)%	(13.86)%	19.21%	73.22%	(50.23)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$410,604	$475,722	$530,471	$832,866	$911,866	$155,428
Ratio of expenses to average net assets[d,e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.78%	2.17%	1.90%	1.78%	1.11%	1.96%
Portfolio turnover rate[f]	4%	7%	9%	4%	3%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2013 and the year ended March 31, 2013 were 3% and 7%, respectively. See Note 4.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$69.86	$70.71	$62.50	$57.84	$37.43	$56.50

Income from investment operations:
Net investment income[a]	0.51	0.79	0.55	0.42	0.33	0.43
Net realized and unrealized gain (loss)[b]	4.89	(0.91)	8.24	4.65	20.42	(19.06)

Total from investment operations	5.40	(0.12)	8.79	5.07	20.75	(18.63)

Less distributions from:
Net investment income	(0.39)	(0.73)	(0.58)	(0.41)	(0.34)	(0.44)

Total distributions	(0.39)	(0.73)	(0.58)	(0.41)	(0.34)	(0.44)

Net asset value, end of period	$74.87	$69.86	$70.71	$62.50	$57.84	$37.43

Total return	7.84%[c]	(0.18)%	14.27%	8.83%	55.65%	(33.10)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$561,535	$520,427	$654,100	$609,375	$529,207	$196,495
Ratio of expenses to average net assets[d,e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.41%	1.18%	0.90%	0.73%	0.65%	0.92%
Portfolio turnover rate[f]	3%	7%	6%	3%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2013 and the year ended March 31, 2013 were 3% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$59.99	$56.35	$61.60	$52.95	$43.86	$67.11

Income from investment operations:
Net investment income[a]	1.49	2.65	3.02	2.48	2.43	2.67
Net realized and unrealized gain (loss)[b]	3.99	3.71	(5.24)	8.64	8.87	(23.53)

Total from investment operations	5.48	6.36	(2.22)	11.12	11.30	(20.86)

Less distributions from:
Net investment income	(1.35)	(2.72)	(3.03)	(2.47)	(2.21)	(2.39)

Total distributions	(1.35)	(2.72)	(3.03)	(2.47)	(2.21)	(2.39)

Net asset value, end of period	$64.12	$59.99	$56.35	$61.60	$52.95	$43.86

Total return	9.41%[c]	11.58%	(3.57)%	21.83%	26.24%	(31.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$493,698	$464,933	$442,340	$428,150	$293,852	$241,257
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	4.82%	4.56%	5.24%	4.44%	4.76%	4.69%
Portfolio turnover rate[e]	6%	7%	13%	6%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six months ended Sep. 30, 2013 (Unaudited)	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of period	$43.30	$42.55	$45.78	$45.87	$37.92	$63.52

Income from investment operations:
Net investment income[a]	1.10	1.80	1.89	1.80	1.85	2.52
Net realized and unrealized gain (loss)[b]	0.58	0.68	(3.16)	0.02	7.78	(25.67)

Total from investment operations	1.68	2.48	(1.27)	1.82	9.63	(23.15)

Less distributions from:
Net investment income	(1.05)	(1.73)	(1.96)	(1.91)	(1.68)	(2.45)

Total distributions	(1.05)	(1.73)	(1.96)	(1.91)	(1.68)	(2.45)

Net asset value, end of period	$43.93	$43.30	$42.55	$45.78	$45.87	$37.92

Total return	4.16%[c,d]	5.97%[d]	(2.76)%	4.26%	25.69%	(37.41)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$217,474	$231,655	$274,445	$254,073	$254,552	$144,090
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.99%	4.32%	4.38%	4.02%	4.14%	4.74%
Portfolio turnover rate[f]	3%	8%	6%	9%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented is calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total returns calculated for financial reporting purposes for the six months ended September 30, 2013 and year ended March 31, 2013 are 4.04% and 6.09%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Global Consumer Discretionary	iShares S&P Global Consumer Discretionary Sector Index Fund	Diversified
Global Consumer Staples	iShares S&P Global Consumer Staples Sector Index Fund	Non-diversified
Global Energy	iShares S&P Global Energy Sector Index Fund	Non-diversified
Global Financials	iShares S&P Global Financials Sector Index Fund	Diversified
Global Healthcare	iShares S&P Global Healthcare Sector Index Fund	Non-diversified
Global Industrials	iShares S&P Global Industrials Sector Index Fund	Diversified
Global Materials	iShares S&P Global Materials Sector Index Fund	Diversified
Global Tech	iShares S&P Global Technology Sector Index Fund	Non-diversified
Global Telecom	iShares S&P Global Telecommunications Sector Index Fund	Non-diversified
Global Utilities	iShares S&P Global Utilities Sector Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Consumer Discretionary
Assets:
Common Stocks	$206,366,684	$—	$—	$206,366,684
Preferred Stocks	3,182,306	—	—	3,182,306
Money Market Funds	6,061,447	—	—	6,061,447

	$215,610,437	$—	$—	$215,610,437

Global Consumer Staples
Assets:
Common Stocks	$551,257,448	$1,022,153	$—	$552,279,601
Preferred Stocks	8,970,563	—	—	8,970,563
Money Market Funds	2,233,851	—	—	2,233,851

	$562,461,862	$1,022,153	$—	$563,484,015

Global Energy
Assets:
Common Stocks	$971,288,358	$—	$—	$971,288,358
Preferred Stocks	12,275,805	—	—	12,275,805
Money Market Funds	10,859,205	—	—	10,859,205

	$994,423,368	$—	$—	$994,423,368

Global Financials
Assets:
Common Stocks	$301,708,894	$—	$9	$301,708,903
Preferred Stocks	3,833,879	—	—	3,833,879
Rights	219,670	31,695	—	251,365
Money Market Funds	3,863,212	—	—	3,863,212

	$309,625,655	$31,695	$9	$309,657,359

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Healthcare
Assets:
Common Stocks	$882,130,146	$—	$—	$882,130,146
Money Market Funds	15,135,491	—	—	15,135,491

	$897,265,637	$—	$—	$897,265,637

Global Industrials
Assets:
Common Stocks	$273,973,022	$—	$—	$273,973,022
Rights	28,731	—	—	28,731
Money Market Funds	1,165,647	—	—	1,165,647

	$275,167,400	$—	$—	$275,167,400

Global Materials
Assets:
Common Stocks	$400,826,963	$—	$—	$400,826,963
Preferred Stocks	8,468,738	—	—	8,468,738
Money Market Funds	4,012,575	—	—	4,012,575

	$413,308,276	$—	$—	$413,308,276

Global Tech
Assets:
Common Stocks	$560,225,590	$—	$—	$560,225,590
Money Market Funds	8,443,503	—	—	8,443,503

	$568,669,093	$—	$—	$568,669,093

Gloabl Telecom
Assets:
Common Stocks	$490,837,060	$—	$—	$490,837,060
Preferred Stocks	626,509	—	—	626,509
Money Market Funds	7,607,103	—	—	7,607,103

	$499,070,672	$—	$—	$499,070,672

Global Utilities
Assets:
Common Stocks	$214,857,554	$—	$—	$214,857,554
Preferred Stocks	1,396,546	—	—	1,396,546
Money Market Funds	598,968	—	—	598,968

	$216,853,068	$—	$—	$216,853,068

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2013 are

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment

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Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Global Consumer Discretionary	$11,565
Global Consumer Staples	3,875
Global Energy	8,596
Global Financials	5,337
Global Healthcare	4,336

iShares ETF	Securities Lending Agent Fees
Global Industrials	$7,434
Global Materials	13,071
Global Tech	20,400
Global Telecom	20,838
Global Utilities	2,826

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Global Financials
BlackRock Inc.	6,160	728	(336)	6,552	$1,773,102	$22,485	$22,782
PNC Financial Services Group Inc. (The)	26,180	3,082	(2,820)	26,442	1,915,723	23,353	16,108

					$3,688,825	$45,838	$38,890

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$7,563,692	$7,472,817
Global Consumer Staples	17,769,393	16,690,466
Global Energy	23,903,740	20,763,037
Global Financials	8,707,636	8,405,428
Global Healthcare	24,126,699	25,687,344
Global Industrials	12,371,650	11,871,654
Global Materials	14,647,118	16,559,152
Global Tech	17,335,703	15,958,754
Global Telecom	30,051,683	29,537,431
Global Utilities	7,905,949	7,848,274

In-kind transactions (see Note 4) for the six months ended September 30, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$86,780,162	$89,746,003
Global Consumer Staples	54,088,503	60,795,135
Global Energy	53,685,078	120,985,156
Global Financials	32,092,348	14,272,860
Global Healthcare	130,616,156	45,654,329
Global Industrials	79,024,913	47,723,420
Global Materials	8,199,545	69,964,729
Global Tech	6,646,433	3,378,986
Global Telecom	70,130,455	71,334,648
Global Utilities	62,331,452	76,246,174

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4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of September 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of September 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of September 30, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Global Consumer Discretionary	$5,821,464
Global Consumer Staples	1,089,900
Global Energy	9,916,678
Global Financials	3,580,097
Global Healthcare	14,486,160

iShares ETF	Market Value of Securities on Loan
Global Industrials	$969,438
Global Materials	3,710,849
Global Tech	7,321,174
Global Telecom	7,369,056
Global Utilities	316,389

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$2,397,852	$—	$21,774	$140,985	$515,276	$977,806	$838,994	$4,892,687
Global Consumer Staples	969,549	—	—	—	1,198,337	854,970	376,300	3,399,156
Global Energy	6,857,358	408,088	3,379,767	172,682	4,800,649	12,576,847	3,833,014	32,028,405
Global Financials	16,843,976	374,711	—	279,616	14,101,017	26,135,934	19,984,033	77,719,287
Global Healthcare	1,010,808	2,328,014	—	2,165,971	7,470,467	8,253,378	1,982,643	23,211,281
Global Industrials	7,580,040	—	175	241,597	3,878,332	3,768,747	2,652,700	18,121,591
Global Materials	23,318,221	—	2,966	455,218	3,417,547	12,443,350	15,013,970	54,651,272
Global Tech	10,258,187	401,105	358,238	418,537	8,517,749	6,597,896	3,985,882	30,537,594
Global Telecom	12,130,618	—	259,855	—	2,355,085	6,058,821	3,049,039	23,853,418
Global Utilities	4,607,023	—	4,149	298,224	2,911,628	5,208,921	5,807,445	18,837,390

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Discretionary	$186,470,760	$33,459,969	$(4,320,292)	$29,139,677
Global Consumer Staples	492,602,727	79,898,283	(9,016,995)	70,881,288
Global Energy	1,006,916,982	104,985,544	(117,479,158)	(12,493,614)
Global Financials	335,322,623	26,538,687	(52,203,951)	(25,665,264)
Global Healthcare	748,097,009	166,064,254	(16,895,626)	149,168,628
Global Industrials	255,150,028	31,043,875	(11,026,503)	20,017,372
Global Materials	500,552,955	40,523,491	(127,768,170)	(87,244,679)
Global Tech	501,220,016	128,614,259	(61,165,182)	67,449,077
Global Telecom	516,592,570	44,856,925	(62,378,823)	(17,521,898)
Global Utilities	277,735,145	10,675,086	(71,557,163)	(60,882,077)

Management has reviewed the tax positions as of September 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board

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reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

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Contract (Continued)

iSHARES® TRUST

Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Financials	$0.712332	$—	$0.006542	$0.718874	99%	—%	1%	100%

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-30-0913

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Full schedules of investments attached.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	November 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 27, 2013